UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the six-month period ended May 31, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

27	Convertible Fund

36	Core Fixed Income Fund

56	Core Plus Bond Fund

77	Corporate Bond Fund

89	Floating Rate Fund

125	High Yield Fund

161	Income Fund

190	Inflation Focused Fund

248	Short Duration Core Bond Fund

262	Short Duration Income Fund

325	Total Return Fund

354	Ultra Short Bond Fund

376	Statements of Assets and Liabilities

384	Statements of Operations

390	Statements of Changes in Net Assets

398	Financial Highlights

440	Notes to Financial Statements

493	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund Semiannual Report

For the six-month period ended May 31, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 through May 31, 2018).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/17—5/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/17 –
	12/1/17	5/31/18	5/31/18
Class A
Actual	$1,000.00	$1,041.50	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.14
Class C
Actual	$1,000.00	$1,037.70	$8.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.60	$8.40
Class F
Actual	$1,000.00	$1,041.20	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class F3
Actual	$1,000.00	$1,042.30	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.03
Class I
Actual	$1,000.00	$1,042.30	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class P
Actual	$1,000.00	$1,039.70	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class R2
Actual	$1,000.00	$1,039.40	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class R3
Actual	$1,000.00	$1,040.00	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class R4
Actual	$1,000.00	$1,041.20	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.39
Class R5
Actual	$1,000.00	$1,042.30	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$4.18
Class R6
Actual	$1,000.00	$1,043.00	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.02% for Class A, 1.67% for Class C, 0.92% for Class F, 0.80% for Class F3, 0.82% for Class I, 1.27% for Class P, 1.42% for Class R2, 1.32% for Class R3, 1.07% for Class R4, 0.83% for Class R5 and 0.80% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Automotive	1.26%
Banking	5.65%
Basic Industry	3.31%
Capital Goods	1.87%
Consumer Goods	1.63%
Energy	7.32%
Healthcare	16.10%
Leisure	2.22%
Media	0.90%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Real Estate	3.28%
Retail	4.73%
Services	1.11%
Technology & Electronics	40.37%
Telecommunications	0.81%
Transportation	4.00%
Utility	4.33%
Repurchase Agreement	1.11%
Total	100.00%

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/17 –
	12/1/17	5/31/18	5/31/18
Class A*
Actual	$1,000.00	$986.60	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C*
Actual	$1,000.00	$984.30	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F*
Actual	$1,000.00	$987.10	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3*
Actual	$1,000.00	$988.10	$1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.20	$1.72
Class I*
Actual	$1,000.00	$988.50	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class P*
Actual	$1,000.00	$993.60	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R2*
Actual	$1,000.00	$985.50	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class R3*
Actual	$1,000.00	$986.00	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R4
Actual	$1,000.00	$986.30	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class R5
Actual	$1,000.00	$987.60	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class R6*
Actual	$1,000.00	$989.00	$1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.27% for Class C, 0.55% for Class F, 0.34% for Class F3, 0.44% for Class I, 0.90% for Class P, 1.05% for Class R2, 0.95% for Class R3, 0.69% for Class R4, 0.44% for Class R5 and 0.34% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.64% for Class A, 1.26% for Class C, 0.54% for Class F, 0.33% for Class F3, 0.40% for Class I, 0.89% for Class P, 1.04% for Class R2, 0.94% for Class R3 and 0.33% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$3.17	$3.23
Class C	$6.23	$6.34
Class F	$2.68	$2.72
Class F3	$1.64	$1.66
Class I	$1.98	$2.02
Class P	$4.42	$4.48
Class R2	$5.15	$5.24
Class R3	$4.65	$4.73
Class R6	$1.64	$1.66

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	0.69%
Basic Industry	0.14%
Capital Goods	0.17%
Consumer Cyclical	0.11%
Consumer Services	1.14%
Consumer Staples	1.07%
Energy	2.07%
Financial Services	35.28%
Foreign Government	1.93%
Health Care	0.65%
Integrated Oils	0.38%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	0.80%
Municipal	0.05%
Producer Durables	0.58%
Technology	1.61%
Telecommunications	0.53%
Transportation	0.51%
U.S. Government	44.48%
Utilities	2.33%
Repurchase Agreement	5.48%
Total	100.00%

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/17 –
	12/1/17	5/31/18	5/31/18
Class A
Actual	$1,000.00	$989.00	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$985.60	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.89
Class F
Actual	$1,000.00	$989.50	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$991.00	$2.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.17
Class I*
Actual	$1,000.00	$990.00	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$987.10	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$987.60	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$988.80	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$990.00	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6*
Actual	$1,000.00	$990.30	$1.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.37% for Class C, 0.58% for Class F, 0.43% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.40% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.47% for Class F3, 0.46% for Class I and 0.47% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$2.33	$2.37
Class I	$2.28	$2.32
Class R6	$2.33	$2.37

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	1.43%
Basic Industry	0.38%
Capital Goods	0.18%
Consumer Cyclical	1.24%
Consumer Discretionary	0.54%
Consumer Services	2.61%
Consumer Staples	0.90%
Energy	5.80%
Financial Services	49.08%
Foreign Government	3.11%
Health Care	2.70%
Integrated Oils	0.56%
Manufacturing	0.13%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	3.13%
Municipal	0.03%
Other	0.13%
Producer Durables	0.92%
Service	0.09%
Technology	2.04%
Telecommunications	1.78%
Transportation	0.58%
U.S. Government	17.16%
Utilities	2.13%
Repurchase Agreement	3.35%
Total	100.00%

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A
Actual	$1,000.00	$ 981.30	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$ 977.40	$7.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.44
Class F
Actual	$1,000.00	$ 981.80	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$ 982.70	$1.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$1.92
Class I
Actual	$1,000.00	$ 982.00	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$ 979.30	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$ 979.80	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$ 981.00	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$ 982.20	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6*
Actual	$1,000.00	$ 982.70	$1.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.48% for Class C, 0.58% for Class F, 0.38% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.37% for Class F3 and Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.83	$1.87
Class R6	$1.83	$1.87

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	3.07%
Basic Industry	0.25%
Capital Goods	0.92%
Consumer Cyclical	1.12%
Consumer Discretionary	0.14%
Consumer Services	3.67%
Consumer Staples	1.66%
Energy	13.94%
Financial Services	30.45%
Health Care	7.88%
Integrated Oils	1.39%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	5.26%
Municipal	0.60%
Producer Durables	2.08%
Technology	5.85%
Telecommunications	3.64%
Transportation	1.30%
U.S. Government	3.82%
Utilities	10.76%
Repurchase Agreement	2.20%
Total	100.00%

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A
Actual	$1,000.00	$1,021.80	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class C
Actual	$1,000.00	$1,019.70	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.19
Class F
Actual	$1,000.00	$1,022.30	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class F3
Actual	$1,000.00	$1,024.20	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class I
Actual	$1,000.00	$1,023.90	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R2
Actual	$1,000.00	$1,019.80	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R3
Actual	$1,000.00	$1,021.40	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R4
Actual	$1,000.00	$1,021.60	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class R5
Actual	$1,000.00	$1,024.00	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R6
Actual	$1,000.00	$1,023.10	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class T
Actual	$1,000.00	$1,023.10	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.43% for Class C, 0.68% for Class F, 0.53% for Class F3, 0.58% for Class I, 1.18% for Class R2, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5, 0.53% for Class R6 and 0.76% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Aerospace	4.48%
Chemicals	2.07%
Consumer Durables	1.20%
Consumer Non-Durables	1.18%
Energy	4.36%
Exchange-Traded Fund	1.09%
Financial	7.28%
Food and Drug	2.35%
Food/Tobacco	1.59%
Forest Products	0.99%
Gaming/Leisure	7.66%
Healthcare	6.30%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Housing	1.47%
Information Technology	10.31%
Manufacturing	6.15%
Media/Telecommunications	10.98%
Metals/Minerals	2.92%
Retail	4.74%
Service	10.69%
Transportation	4.24%
Utility	3.20%
Repurchase Agreement	4.75%
Total	100.00%

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A
Actual	$1,000.00	$ 991.50	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class C
Actual	$1,000.00	$ 988.20	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.70
Class F
Actual	$1,000.00	$ 992.00	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class F3
Actual	$1,000.00	$ 993.10	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.02
Class I
Actual	$1,000.00	$ 992.60	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class P
Actual	$1,000.00	$ 990.90	$5.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.69
Class R2
Actual	$1,000.00	$ 988.50	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.44
Class R3
Actual	$1,000.00	$ 990.30	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R4
Actual	$1,000.00	$ 991.40	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class R5
Actual	$1,000.00	$ 992.70	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class R6
Actual	$1,000.00	$ 993.10	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class T
Actual	$1,000.00	$ 991.70	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.88% for Class A, 1.53% for Class C, 0.78% for Class F, 0.60% for Class F3, 0.68% for Class I, 1.13% for Class P, 1.28% for Class R2, 1.18% for Class R3, 0.93% for Class R4, 0.68% for Class R5, 0.60% for Class R6 and 0.83% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Asset Backed	0.42%
Automotive	2.25%
Banking	3.80%
Basic Industry	13.48%
Capital Goods	5.68%
Consumer Goods	3.43%
Energy	14.32%
Financial Services	3.41%
Foreign Government	1.09%
Healthcare	9.85%
Insurance	0.78%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Leisure	5.60%
Media	6.92%
Real Estate	0.54%
Retail	5.97%
Services	6.57%
Technology & Electronics	4.27%
Telecommunications	4.66%
Transportation	3.04%
Utility	3.78%
Repurchase Agreement	0.14%
Total	100.00%

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A*
Actual	$1,000.00	$ 987.70	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class C*
Actual	$1,000.00	$ 984.70	$6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class F*
Actual	$1,000.00	$ 988.10	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$ 989.00	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.37
Class I*
Actual	$1,000.00	$ 988.60	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
Class R2*
Actual	$1,000.00	$ 985.90	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.89
Class R3*
Actual	$1,000.00	$ 982.80	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.39
Class R4*
Actual	$1,000.00	$ 987.40	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class R5*
Actual	$1,000.00	$ 988.60	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R6
Actual	$1,000.00	$ 985.50	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.39% for Class C, 0.67% for Class F, 0.47% for Class F3, 0.57% for Class I, 1.17% for Class R2, 1.07% for Class R3, 0.82% for Class R4, 0.58% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.76% for Class A, 1.38% for Class C, 0.66% for Class F, 0.56% for Class I, 1.16% for Class R2, 1.06% for Class R3, 0.81% for Class R4 and 0.56% for Class R5. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.77	$3.83
Class C	$6.83	$6.94
Class F	$3.27	$3.33
Class I	$2.78	$2.82
Class R2	$5.74	$5.84
Class R3	$5.24	$5.34
Class R4	$4.01	$4.08
Class R5	$2.78	$2.82

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	2.66%
Basic Industry	0.70%
Capital Goods	0.87%
Consumer Cyclical	1.31%
Consumer Discretionary	1.06%
Consumer Services	3.54%
Consumer Staples	2.11%
Energy	13.66%
Financial Services	33.60%
Foreign Government	0.91%
Health Care	5.82%
Integrated Oils	0.70%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	6.91%
Municipal	0.73%
Other	0.18%
Producer Durables	1.50%
Technology	5.45%
Telecommunications	3.51%
Transportation	1.88%
U.S. Government	4.06%
Utilities	7.06%
Repurchase Agreement	1.78%
Total	100.00%

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A*
Actual	$1,000.00	$1,015.10	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class C*
Actual	$1,000.00	$1,011.80	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class F*
Actual	$1,000.00	$1,015.60	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class F3*
Actual	$1,000.00	$1,016.80	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$1.97
Class I*
Actual	$1,000.00	$1,016.20	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class R2*
Actual	$1,000.00	$1,013.10	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.64
Class R3*
Actual	$1,000.00	$1,013.70	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.14
Class R4*
Actual	$1,000.00	$1,014.90	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83
Class R5*
Actual	$1,000.00	$1,016.20	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class R6*
Actual	$1,000.00	$1,016.80	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class T*
Actual	$1,000.00	$1,015.20	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.72% for Class A, 1.38% for Class C, 0.61% for Class F, 0.39% for Class F3, 0.52% for Class I, 1.12% for Class R2, 1.02% for Class R3, 0.76% for Class R4, 0.49% for Class R5, 0.39% for Class R6 and 0.71% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.67% for Class A, 1.33% for Class C, 0.56% for Class F, 0.41% for Class F3, 0.47% for Class I, 1.07% for Class R2, 0.96% for Class R3, 0.71% for Class R4, 0.46% for Class R5, 0.41%, for Class R6 and 0.65% for Class T. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.37	$3.38
Class C	$6.67	$6.69
Class F	$2.81	$2.82
Class F3	$2.06	$2.07
Class I	$2.36	$2.37
Class R2	$5.37	$5.39
Class R3	$4.82	$4.84
Class R4	$3.57	$3.58
Class R5	$2.31	$2.32
Class R6	$2.06	$2.07
Class T	$3.27	$3.28

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	2.19%
Basic Industry	0.23%
Capital Goods	0.61%
Consumer Cyclical	1.35%
Consumer Discretionary	0.59%
Consumer Services	1.13%
Consumer Staples	0.54%
Energy	8.70%
Financial Services	60.17%
Foreign Government	1.14%
Health Care	2.08%
Integrated Oils	0.22%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	3.57%
Municipal	0.27%
Other	0.13%
Producer Durables	1.06%
Technology	2.78%
Telecommunications	0.40%
Transportation	0.58%
U.S. Government	9.12%
Utilities	2.11%
Repurchase Agreement	1.03%
Total	100.00%

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A
Actual	$1,000.00	$1,002.00	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$ 998.20	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$1,002.60	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class F3*
Actual	$1,000.00	$1,003.50	$1.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.40	$1.56
Class I
Actual	$1,000.00	$1,003.10	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R2
Actual	$1,000.00	$1,000.10	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class R3
Actual	$1,000.00	$1,000.60	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R4
Actual	$1,000.00	$1,001.80	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class R5
Actual	$1,000.00	$1,003.10	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R6*
Actual	$1,000.00	$1,003.50	$1.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.40% for Class C, 0.50% for Class F, 0.31% for Class F3, 0.40% for Class I, 1.00% for Class R2, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.31% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.32% for Class F3 and Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.60	$1.61
Class R6	$1.60	$1.61

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	3.53%
Capital Goods	0.21%
Consumer Discretionary	0.10%
Consumer Services	1.06%
Consumer Staples	0.20%
Energy	7.87%
Financial Services	68.39%
Foreign Government	2.03%
Health Care	1.47%
Materials & Processing	2.86%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Municipal	0.06%
Producer Durables	1.21%
Technology	1.36%
Telecommunications	0.17%
Undefined	0.04%
U.S. Government	2.64%
Utilities	4.96%
Repurchase Agreement	1.84%
Total	100.00%

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/17 –
	12/1/17	5/31/18	5/31/18
Class A
Actual	$1,000.00	$1,002.00	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.97
Class C
Actual	$1,000.00	$ 999.00	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class F
Actual	$1,000.00	$1,002.50	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.47
Class F3
Actual	$1,000.00	$1,005.70	$1.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.30	$1.61
Class I
Actual	$1,000.00	$1,005.40	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.97
Class R2
Actual	$1,000.00	$1,000.10	$4.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$4.99
Class R3
Actual	$1,000.00	$1,002.90	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48
Class R4
Actual	$1,000.00	$1,001.90	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.23
Class R5
Actual	$1,000.00	$1,005.40	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.97
Class R6
Actual	$1,000.00	$1,003.40	$1.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61
Class T
Actual	$1,000.00	$1,004.50	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.23% for Class C, 0.49% for Class F, 0.32% for Class F3, 0.39% for Class I, 0.99% for Class R2, 0.89% for Class R3, 0.64% for Class R4, 0.39% for Class R5, 0.32% for Class R6 and 0.56% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	2.13%
Basic Industry	0.30%
Capital Goods	0.77%
Consumer Cyclical	0.86%
Consumer Discretionary	0.64%
Consumer Services	1.34%
Consumer Staples	0.63%
Energy	9.04%
Financial Services	64.86%
Foreign Government	0.66%
Health Care	1.98%
Integrated Oils	0.23%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	3.71%
Municipal	0.34%
Other	0.12%
Producer Durables	0.81%
Technology	2.95%
Telecommunications	0.43%
Transportation	0.53%
U.S. Government	5.39%
Utilities	2.19%
Repurchase Agreement	0.09%
Total	100.00%

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/17 –
	12/1/17	5/31/18	5/31/18
Class A*
Actual	$1,000.00	$ 986.70	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C*
Actual	$1,000.00	$ 983.60	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class F*
Actual	$1,000.00	$ 987.20	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3
Actual	$1,000.00	$ 988.20	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.82
Class I*
Actual	$1,000.00	$ 987.80	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32
Class P*
Actual	$1,000.00	$ 985.60	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class R2*
Actual	$1,000.00	$ 984.70	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3*
Actual	$1,000.00	$ 984.20	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4*
Actual	$1,000.00	$ 986.40	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5*
Actual	$1,000.00	$ 987.70	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6
Actual	$1,000.00	$ 988.30	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82
Class T*
Actual	$1,000.00	$ 985.60	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.30% for Class C, 0.58% for Class F, 0.36% for Class F3, 0.46% for Class I, 0.93% for Class P, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5, 0.36% for Class R6 and 0.69% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.69% for Class A, 1.31% for Class C, 0.59% for Class F, 0.45% for Class I, 0.94% for Class P, 1.10% for Class R2, 1.10% for Class R3, 0.74% for Class R4, 0.49% for Class R5 and 0.62% for Class T. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$3.42	$3.48
Class C	$6.48	$6.59
Class F	$2.91	$2.96
Class I	$2.23	$2.27
Class P	$4.65	$4.74
Class R2	$5.44	$5.54
Class R3	$4.95	$5.04
Class R4	$3.67	$3.73
Class R5	$2.43	$2.47
Class T	$3.07	$3.13

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	1.08%
Basic Industry	0.18%
Capital Goods	0.11%
Consumer Cyclical	0.50%
Consumer Discretionary	0.31%
Consumer Services	1.29%
Consumer Staples	1.00%
Energy	2.90%
Financial Services	34.13%
Food/Tobacco	0.09%
Foreign Government	6.08%
Health Care	1.22%
Integrated Oils	0.30%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Manufacturing	0.09%
Materials & Processing	2.52%
Municipal	0.19%
Other	0.10%
Producer Durables	0.63%
Service	0.09%
Technology	2.07%
Telecommunications	0.63%
Transportation	0.33%
U.S. Government	37.48%
Utilities	1.57%
Repurchase Agreement	5.11%
Total	100.00%

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/17 –
	12/1/17	5/31/18	5/31/18
Class A
Actual	$1,000.00	$1,007.90	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class F
Actual	$1,000.00	$1,009.10	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class F3*
Actual	$1,000.00	$1,009.90	$1.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$1.06
Class I
Actual	$1,000.00	$1,008.70	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R5
Actual	$1,000.00	$1,009.80	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R6*
Actual	$1,000.00	$1,009.90	$1.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.83	$1.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.40% for Class A, 0.35% for Class F, 0.21% for Class F3, 0.25% for Class I, 0.25% for Class R5, and 0.22% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.23% for Class F3 and Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$1.15	$1.16
Class R6	$1.15	$1.16

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Auto	4.71%
Basic Industry	0.85%
Capital Goods	0.04%
Consumer Cyclicals	0.38%
Consumer Discretionary	1.18%
Consumer Services	2.90%
Consumer Staples	1.78%
Energy	8.49%
Financial Services	57.66%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Sector*	%**
Health Care	3.43%
Materials & Processing	4.52%
Producer Durables	2.14%
Technology	3.28%
U.S. Government	1.73%
Utilities	6.82%
Repurchase Agreement	0.09%
Total	100.00%

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2018

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 100.52%

COMMON STOCKS 16.30%

Banking 2.43%
Comerica, Inc.	37	$3,469,872
FCB Financial Holdings, Inc. Class A*	59	3,596,050
JPMorgan Chase & Co.	32	3,424,320
SVB Financial Group*	15	4,557,098
Texas Capital Bancshares, Inc.*	40	3,854,000
TriState Capital Holdings, Inc.*	120	3,084,000
Total		21,985,340

Beverages 0.33%
Treasury Wine Estates Ltd.(a)	AUD 237	2,960,721

Chemicals 0.30%
Balchem Corp.	28	2,700,040

Diversified Capital Goods 0.48%
Exponent, Inc.	45	4,384,180

Electronics 0.26%
Nintendo Co., Ltd.(a)	JPY 6	2,374,149

Energy: Exploration & Production 0.25%
Energen Corp.*	34	2,286,208

Forestry/Paper 0.47%
Rayonier, Inc.	108	4,213,508

Gaming 0.41%
Galaxy Entertainment Group Ltd.(a)	HKD 419	3,672,076

Health Services 0.77%
Accelerate Diagnostics, Inc.*	57	1,162,800
Anthem, Inc.	26	5,801,204
Total		6,964,004

Hotels 0.40%
Wingstop, Inc.	71	3,618,160

Medical Products 0.27%
Mazor Robotics Ltd. ADR*	41	2,425,848

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2018

Investments	Shares (000)	Fair Value
Metals/Mining (Excluding Steel) 0.88%
Alcoa Corp.*	60	$2,884,200
BHP Billiton plc(a)	GBP 223	5,127,403
Total		8,011,603

Oil Field Equipment & Services 0.34%
Core Laboratories NV (Netherlands)(b)	25	3,104,500

Pharmaceuticals 2.15%
Aurora Cannabis, Inc. (Canada)*(b)	462	2,885,000
Bluebird Bio, Inc.*	12	2,148,600
Blueprint Medicines Corp.*	33	2,771,781
GW Pharmaceuticals plc ADR*	40	6,439,600
Sage Therapeutics, Inc.*	18	2,809,496
Spark Therapeutics, Inc.*	30	2,393,700
Total		19,448,177

Rail 0.35%
Landstar System, Inc.	28	3,175,200

Recreation & Travel 0.43%
Callaway Golf Co.	207	3,922,474

Restaurants 0.25%
Texas Roadhouse, Inc.	36	2,230,920

Software/Services 2.31%
Carbon Black, Inc.*	159	3,738,090
GoDaddy, Inc. Class A*	50	3,579,500
MSCI, Inc.	23	3,787,881
Splunk, Inc.*	47	5,208,070
Talend SA ADR*	82	4,655,960
Total		20,969,501

Specialty Retail 2.29%
American Eagle Outfitters, Inc.	114	2,530,800
At Home Group, Inc.*	106	3,651,355
Columbia Sportswear Co.	41	3,545,377
Movado Group, Inc.	55	2,700,500
PRADA SpA(a)	HKD 803	4,213,222
Swatch Group AG (The)(a)	CHF 9	4,135,346
Total		20,776,600

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2018

Investments			Shares (000)	Fair Value
Technology Hardware & Equipment 0.51%
nLight, Inc.*			124	$4,606,600

Transportation: Infrastructure/Services 0.42%
XPO Logistics, Inc.*			36	3,778,475
Total Common Stocks (cost $135,340,597)				147,608,284

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 76.60%

Air Transportation 0.84%
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	$5,905	7,619,168

Automakers 1.28%
Navistar International Corp.	4.50%	10/15/2018	3,000	3,033,861
Tesla, Inc.	0.25%	3/1/2019	8,420	8,522,438
Total				11,556,299

Cable & Satellite Television 0.26%
DISH Network Corp.	3.375%	8/15/2026	2,655	2,361,145

Electric: Generation 2.75%
NRG Yield, Inc.†	3.25%	6/1/2020	25,065	24,954,915

Electric: Integrated 0.79%
NextEra Energy Partners LP†	1.50%	9/15/2020	7,100	7,122,805

Electronics 9.48%
Electronics For Imaging, Inc.	0.75%	9/1/2019	3,390	3,354,557
Intel Corp.	3.25%	8/1/2039	9,490	25,220,880
Microchip Technology, Inc.	1.625%	2/15/2025	12,805	24,333,918
Micron Technology, Inc.	2.125%	2/15/2033	4,580	24,071,088
Novellus Systems, Inc.	2.625%	5/15/2041	1,495	8,850,417
Total				85,830,860

Energy: Exploration & Production 2.16%
Chesapeake Energy Corp.	5.50%	9/15/2026	3,700	3,589,252
PDC Energy, Inc.	1.125%	9/15/2021	6,190	6,453,075
Tesla Energy Operations, Inc.	1.625%	11/1/2019	10,256	9,498,502
Total				19,540,829

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 1.33%
Herbalife Nutrition Ltd.†	2.625%	3/15/2024	$11,615	$12,031,758

Gas Distribution 0.75%
Cheniere Energy, Inc.	4.25%	3/15/2045	8,500	6,798,292

Health Facilities 0.87%
Teladoc, Inc.†	3.00%	12/15/2022	5,810	7,926,699

Health Services 0.44%
Insmed, Inc.	1.75%	1/15/2025	3,970	3,963,005

Hotels 1.02%
Caesars Entertainment Corp.	5.00%	10/1/2024	5,000	9,244,000

Machinery 1.41%
Chart Industries, Inc.†	1.00%	11/15/2024	10,210	12,809,823

Managed Care 0.77%
Molina Healthcare, Inc.	1.125%	1/15/2020	3,295	6,964,625

Medical Products 4.40%
DexCom, Inc.†	0.75%	5/15/2022	9,200	10,231,044
Insulet Corp.†	1.375%	11/15/2024	12,273	14,477,108
Quidel Corp.	3.25%	12/15/2020	3,585	7,270,448
Wright Medical Group NV (Netherlands)(b)	2.25%	11/15/2021	6,000	7,853,562
Total				39,832,162

Metals/Mining (Excluding Steel) 0.80%
Endeavour Mining Corp. (Monaco)†(b)	3.00%	2/15/2023	2,250	2,278,125
Gold Exchangeable Ltd. (Jersey)(b)	6.875%	5/13/2022	5,000	4,978,100
Total				7,256,225

Oil Field Equipment & Services 2.40%
Ensco Jersey Finance Ltd. (Jersey)(b)	3.00%	1/31/2024	7,355	6,644,978
Transocean, Inc.	0.50%	1/30/2023	4,115	5,623,641
Weatherford International Ltd.	5.875%	7/1/2021	9,680	9,480,098
Total				21,748,717

Pharmaceuticals 5.67%
Amicus Therapeutics, Inc.†	3.00%	12/15/2023	1,250	3,587,769
Illumina, Inc.	0.50%	6/15/2021	10,233	13,454,799
Jazz Investments I Ltd. (Ireland)†(b)	1.50%	8/15/2024	5,400	5,539,331
Ligand Pharmaceuticals, Inc.†	0.75%	5/15/2023	4,000	4,033,084

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc.	0.75%	8/15/2019	$2,650	$6,778,279
Neurocrine Biosciences, Inc.	2.25%	5/15/2024	6,460	9,306,844
Sarepta Therapeutics, Inc.†	1.50%	11/15/2024	5,810	8,631,655
Total				51,331,761

Printing & Publishing 0.66%
Okta, Inc.†	0.25%	2/15/2023	4,500	5,953,095

Real Estate Investment Trusts 2.69%
Starwood Property Trust, Inc.	4.375%	4/1/2023	4,840	4,882,461
VEREIT, Inc.	3.00%	8/1/2018	5,420	5,423,561
VEREIT, Inc.	3.75%	12/15/2020	13,935	14,097,538
Total				24,403,560

Software/Services 22.32%
Altaba, Inc.	Zero Coupon	12/1/2018	7,065	10,224,079
Atlassian, Inc.†	0.625%	5/1/2023	8,000	8,412,520
Booking Holdings, Inc.	0.35%	6/15/2020	10,840	17,574,545
Carbonite, Inc.	2.50%	4/1/2022	4,050	6,555,034
Cornerstone OnDemand, Inc.	1.50%	7/1/2018	30,127	30,208,463
FireEye, Inc.†	0.875%	6/1/2024	7,000	6,929,839
FireEye, Inc.	1.00%	6/1/2035	25	24,191
Five9, Inc.†	0.125%	5/1/2023	4,037	4,268,288
HubSpot, Inc.	0.25%	6/1/2022	5,060	7,093,062
Nutanix, Inc.†	Zero Coupon	1/15/2023	5,800	7,442,479
Proofpoint, Inc.	0.75%	6/15/2020	3,911	5,851,243
Q2 Holdings, Inc.†	0.75%	2/15/2023	4,700	5,407,900
RealPage, Inc.	1.50%	11/15/2022	4,500	6,743,484
Red Hat, Inc.	0.25%	10/1/2019	3,480	7,700,203
RingCentral, Inc.†	Zero Coupon	3/15/2023	4,000	4,461,644
ServiceNow, Inc.†	Zero Coupon	6/1/2022	6,076	8,570,836
Twilio, Inc.†	0.25%	6/1/2023	8,250	8,470,853
Twitter, Inc.	0.25%	9/15/2019	7,000	6,774,257
Twitter, Inc.	1.00%	9/15/2021	20,810	19,652,673
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	10,000	9,865,000
Web.com Group, Inc.	1.00%	8/15/2018	5,000	5,001,480
Workday, Inc.	1.50%	7/15/2020	4,840	8,060,938
Zendesk, Inc.†	0.25%	3/15/2023	6,281	6,887,657
Total				202,180,668

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 2.27%
EZCORP, Inc.†	2.375%	5/1/2025	$5,000	$5,007,775
EZCORP, Inc.†	2.875%	7/1/2024	1,940	2,700,294
RH†	Zero Coupon	7/15/2020	12,296	12,875,277
Total				20,583,346

Steel Producers/Products 0.67%
Allegheny Technologies, Inc.	4.75%	7/1/2022	2,874	6,099,944

Support: Services 1.13%
Chegg, Inc.†	0.25%	5/15/2023	4,500	5,436,266
Macquarie Infrastructure Co. LLC	2.875%	7/15/2019	4,840	4,803,656
Total				10,239,922

Technology Hardware & Equipment 6.15%
Palo Alto Networks, Inc.	Zero Coupon	7/1/2019	4,900	9,266,277
Square, Inc.	0.375%	3/1/2022	3,155	8,051,033
SunPower Corp.	0.75%	6/1/2018	23,890	24,009,450
SunPower Corp.	4.00%	1/15/2023	17,102	14,349,758
Total				55,676,518

Telecommunications: Wireline Integrated & Services 0.83%
GDS Holdings Ltd. (China)†(b)(c)	2.00%	6/1/2025	7,499	7,499,000

Transportation: Infrastructure/Services 2.46%
Echo Global Logistics, Inc.	2.50%	5/1/2020	8,750	8,997,931
Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	13,189	13,254,945
Total				22,252,876
Total Convertible Bonds (cost $634,888,176)				693,782,017

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 7.38%

Banking 3.32%
Bank of America Corp.	7.25%		12	14,812,200
Wells Fargo & Co.	7.50%		12	15,222,270
Total				30,034,470

Electric: Integrated 0.86%
NextEra Energy, Inc.	6.371%		106	7,769,883

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2018

Investments	Dividend Rate		Shares (000)	Fair Value
Energy: Exploration & Production 1.25%
Hess Corp.	8.00%		101	$6,914,965
WPX Energy, Inc.	6.25%		58	4,391,760
Total				11,306,725

Medical Products 1.03%
Becton Dickinson & Co.	6.125%		161	9,355,954

Oil Field Equipment & Services 0.28%
Nabors Industries Ltd.	6.00%		50	2,570,000

Real Estate Investment Trusts 0.64%
Crown Castle International Corp.	6.875%		6	5,797,141
Total Convertible Preferred Stocks (cost $65,140,266)				66,834,173

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 0.00%

Metals/Mining (Excluding Steel)
Peabody Energy Corp. (cost $0)	10.00%	3/15/2022	$2,785	278	(d)

EXCHANGE-TRADED FUND 0.24%
SPDR Gold Shares* (cost $2,255,560)			18	2,215,800
Total Long-Term Investments (cost $837,624,599)				910,440,552

SHORT-TERM INVESTMENT 1.12%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $10,600,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $10,393,268; proceeds: $10,187,523 (cost $10,187,268)			10,187	10,187,268
Total Investments in Securities 101.64% (cost $847,811,867)				920,627,820
Liabilities in Excess of Foreign Cash and Other Assets(e) (1.64%)				(14,865,021)
Net Assets 100.00%				$905,762,799

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2018

ADR	American Depositary Receipt.
AUD	Australian dollar.
CHF	Swiss franc.
GBP	British pound.
HKD	Hong Kong dollar.
JPY	Japanese yen.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Buy	Goldman Sachs	7/12/2018	287,433,000	$2,635,090	$2,649,218	$14,128
Japanese yen	Buy	State Street Bank and Trust	7/12/2018	186,934,000	1,721,185	1,722,937	1,752
Japanese yen	Buy	State Street Bank and Trust	7/12/2018	289,340,000	2,612,832	2,666,795	53,963
Swiss franc	Buy	Barclays Bank plc	8/16/2018	2,402,000	2,444,670	2,452,759	8,089
British pound	Sell	Barclays Bank plc	7/19/2018	4,021,000	5,406,955	5,357,368	49,587
euro	Sell	J.P. Morgan	8/16/2018	450,000	542,809	529,023	13,786
Japanese yen	Sell	Barclays Bank plc	7/12/2018	1,007,000,000	9,462,873	9,281,338	181,535
Swiss franc	Sell	State Street Bank and Trust	8/16/2018	1,157,000	1,183,362	1,181,450	1,912
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$324,752

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	8/16/2018	450,000	$541,494	$529,023	$(12,471)
Swiss franc	Sell	Toronto Dominion Bank	8/16/2018	5,288,000	5,346,431	5,399,747	(53,316)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(65,787)

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$2,960,721	$–	$2,960,721
Electronics	–	2,374,149	–	2,374,149
Gaming	–	3,672,076	–	3,672,076
Metals/Mining (Excluding Steel)	2,884,200	5,127,403	–	8,011,603
Specialty Retail	12,428,032	8,348,568	–	20,776,600
Remaining Industries	109,813,135	–	–	109,813,135
Convertible Bonds	–	693,782,017	–	693,782,017
Convertible Preferred Stocks	66,834,173	–	–	66,834,173
Corporate Bond	–	–	278	278
Exchange-Traded Fund	2,215,800	–	–	2,215,800
Short-Term Investments
Repurchase Agreement	–	10,187,268	–	10,187,268
Total	$194,175,340	$726,452,202	$278	$920,627,820

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$324,752	$–	$324,752
Liabilities	–	(65,787)	–	(65,787)
Total	$–	$258,965	$–	$258,965

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of December 1, 2017	$278
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of May 31, 2018	$278
Change in Unrealized appreciation/depreciation for period ended May 31, 2018 related to Level 3 investments held at May 31, 2018	$–

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 111.77%

ASSET-BACKED SECURITIES 28.27%

Automobiles 12.44%
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	$709	$706,729
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	1,054	1,058,098
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	1,365	1,378,811
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	637	654,121
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	579	578,592
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	3,709	3,708,158
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	1,506	1,505,724
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	82	81,793
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	1,185	1,182,873
AmeriCredit Automobile Receivables Trust 2016-2 B	2.21%	5/10/2021	2,995	2,982,432
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	175	174,950
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	2,725	2,715,756
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,655,672
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	923	919,254
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	684	673,308
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	2,097	2,094,824
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,448,923
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	5,056	5,040,393
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,044,040
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	976	972,005

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	$419	$417,265
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	249	248,832
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	811	795,800
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	2,753	2,740,302
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	560,368
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	585	583,731
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	785	784,818
CarMax Auto Owner Trust 2014-3 B	2.04%	3/16/2020	1,558	1,554,930
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	977	976,154
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	138	137,769
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,090	1,080,923
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	168	167,415
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	520	518,581
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	5,795	5,765,136
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,568	1,552,140
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	3,371	3,328,458
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,024,878
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	1,901	1,897,015
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	673	672,947
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	373,510
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	569,246
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	1,945	1,934,989
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	742	737,066
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	950,129
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	2,465	2,468,069
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	3,100	3,153,402
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,165	2,170,045
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	2,140	2,149,469
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	649	649,964
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	380	379,364
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,974	1,977,363
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	662,614
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	1,164	1,163,748
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	845	843,146

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	$964	$961,927
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,084,829
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	1,038	1,038,011
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,164,631
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	606	606,134
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,279	1,279,511
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,098	1,091,907
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	280	279,859
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	2,453	2,440,742
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1,339	1,322,435
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	510	501,734
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	1,281	1,276,622
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	939	934,484
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	996	989,403
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	745	737,393
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,329	1,318,610
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	2,135	2,128,777
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	3,037	3,023,203
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	360	359,413
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	530	513,480
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	256	246,345
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	839	838,452
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	1,655	1,654,299
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	1,890	1,887,883
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	937	936,287
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	442	441,694
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	1,075	1,071,261
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	665	661,817
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	359	352,452
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	3,725	3,711,651
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	2,421	2,411,348
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	459	457,054
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	230	229,838

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%		10/15/2019	$906	$903,895
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%		3/16/2020	2,825	2,809,255
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	3,121	3,113,237
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	1,167	1,156,438
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	1,961	1,948,214
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%		3/15/2021	4,372	4,373,058
Santander Drive Auto Receivables Trust 2014-3 D	2.65%		8/17/2020	824	823,844
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	260	260,191
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	2,800	2,833,636
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	143	142,951
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	4,124	4,125,795
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	611	609,498
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	734	731,019
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	1,246	1,244,971
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	454	450,555
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%		11/16/2020	2,769	2,761,008
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	1,138	1,132,298
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	2,589	2,537,150
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	1,508	1,488,148
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	1,647	1,641,483
Total					151,606,172

Credit Cards 5.03%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	3,208	3,165,014
Barclays Dryrock Issuance Trust 2015-4 A	1.72%		8/16/2021	6,007	5,991,606
Barclays Dryrock Issuance Trust 2017-2 A	2.219% (1 Mo. LIBOR + 0.30%	)#	5/15/2023	5,056	5,065,834
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	387	386,656
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	1,824	1,822,203
Citibank Credit Card Issuance Trust 2013-A7	2.359% (1 Mo. LIBOR + .43%	)#	9/10/2020	3,602	3,605,729
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	5,108	5,084,845
Discover Card Execution Note Trust 2013-A6	2.369% (1 Mo. LIBOR + .45%	)#	4/15/2021	6,466	6,475,959
Discover Card Execution Note Trust 2014-A1	2.349% (1 Mo. LIBOR + .43%	)#	7/15/2021	6,402	6,415,354

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	$1,409	$1,401,776
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/22/2024	1,758	1,736,563
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	3,048	3,036,162
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	1,940	1,894,351
World Financial Network Credit Card Master Trust 2012-C A	2.23%		8/15/2022	4,402	4,397,519
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	738,988
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	3,031	3,005,199
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	5,031	4,949,948
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,181,840
Total					61,355,546

Other 10.80%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	724	720,654
AMMC CLO XII Ltd. 2013-12A AR†	3.553% (3 Mo. LIBOR + 1.2%	)#	11/10/2030	1,867	1,877,480
Apidos CLO XVI 2013-16A CR†	5.355% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	500	500,445
Ares XXIX CLO Ltd. 2014-1A A1R†	3.543% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	2,500	2,502,823
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.375% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	300	300,829
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	138	137,712
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	784	777,707
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	506	500,663
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	1,050	1,047,720
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	487	481,967
Ascentium Equipment Receivables Trust 2017-2A A1†	1.45%		11/13/2018	1,062	1,061,334
Avery Point IV CLO Ltd. 2014-1A BR†	3.96% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	731	732,136
Avery Point VII CLO Ltd. 2015-7A A1†	3.848% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	2,694	2,706,854

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	3.849% (3 Mo. LIBOR + 1.49%	)#	1/20/2029	$1,164	$1,169,039
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.409% (3 Mo. LIBOR + 2.05%	)#	1/20/2029	1,525	1,533,735
Birchwood Park CLO Ltd. 2014-1A AR†	3.528% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	3,000	3,002,462
BMW Floorplan Master Owner Trust 2015-1A A†	2.419% (1 Mo. LIBOR + .50%	)#	7/15/2020	5,502	5,504,567
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	3.548% (3 Mo. LIBOR + 1.20%	)#	10/15/2026	2,500	2,501,750
Cavalry CLO IV Ltd. 2014-4A B1R†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	559	559,615
Cent CLO Ltd. 2013-18A A†	3.482% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	484	484,034
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	9	9,237
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	1,405	1,401,596
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	1,707	1,707,100
Crestline Denali CLO XIV Ltd. 2016-1A A†	3.932% (3 Mo. LIBOR + 1.57%	)#	10/23/2028	2,096	2,102,256
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	3,901	3,902,045
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	151	150,824
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	283	282,611
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	313	311,371
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	215	212,735
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	1,450	1,418,808
DLL LLC 2018-1 A3†	3.10%		4/18/2022	3,303	3,316,160
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	397	396,526
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	2,863	2,803,755
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	2,308	2,311,026
Dryden 34 Senior Loan Fund 2014-34A A1R†	3.508% (3 Mo. LIBOR + 1.16%	)#	10/15/2026	1,314	1,313,659
Dryden 38 Senior Loan Fund 2015-38A†	3.778% (3 Mo. LIBOR + 1.43%	)#	7/15/2027	2,537	2,539,554
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	673	670,415
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	3,566	3,565,211
Ford Credit Floorplan Master Owner Trust 2016-4 A	2.449% (1 Mo. LIBOR + .53%	)#	7/15/2020	5,523	5,526,095
Galaxy XXI CLO Ltd. 2015-21A AR†	3.379% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	485	485,137
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%		3/15/2023	3,657	3,664,194

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Hardee’s Funding LLC 2018-1A AII†(a)	4.959%		6/20/2048	$2,542	$2,542,000
ICG US CLO Ltd. 2015-2A AR†	3.198% (3 Mo. LIBOR + .85%	)#	1/16/2028	2,795	2,795,475
Jamestown CLO VII Ltd. 2015-7A CR†	4.96% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	1,431	1,422,475
Jefferson Mill CLO Ltd. 2015-1A B1†	4.509% (3 Mo. LIBOR + 2.15%	)#	7/20/2027	1,250	1,251,167
JFIN CLO Ltd. 2014-1A B1R†	3.809% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	2,500	2,504,031
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	72	72,302
Massachusetts Educational Financing Authority 2008-1 A1	3.31% (3 Mo. LIBOR + .95%	)#	4/25/2038	1,208	1,216,419
Missouri Higher Education Loan Authority 2012-1 A1	2.79% (1 Mo. LIBOR + 0.83%	)#	1/26/2026	1,027	1,023,578
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	1,012	1,010,546
Mountain View CLO X Ltd. 2015-10A BR†	3.692% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,449	1,450,835
Navient Student Loan Trust 2016-7A A†	3.11% (1 Mo. LIBOR + 1.15%	)#	3/25/2066	1,639	1,673,108
Navient Student Loan Trust 2017-2A A†	3.01% (1 Mo. LIBOR + 1.05%	)#	12/27/2066	3,327	3,388,055
OHA Loan Funding Ltd. 2016-1A B1†	4.159% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	4,200	4,219,435
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	689	691,225
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,111,176
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	119,309
Palmer Square Loan Funding Ltd. 2017-1A B†	4.048% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	1,246	1,245,083
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.822% (3 Mo. LIBOR + 0.60%	)#	4/15/2026	2,784	2,784,629
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.272% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	946	943,872
Palmer Square Loan Funding Ltd. 2018-1A B†	3.622% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	716	713,516
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.63% (3 Mo. LIBOR + .27%	)#	4/25/2038	715	692,732
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,059,534
Regatta IV Funding Ltd. 2014-1A DR†	5.66% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	1,500	1,504,430
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	980	966,045
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,893	2,907,963

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Shackleton CLO Ltd. 2015 7A AR†	3.718% (3 Mo. LIBOR + 1.37%	)#	4/15/2027	$962	$962,459
Shackleton CLO Ltd. 2016-9A B†	4.259% (3 Mo. LIBOR + 1.9%	)#	10/20/2028	1,070	1,075,542
SLC Student Loan Trust 2008-1 A4A	3.725% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	3,292	3,401,009
SLM Private Education Loan Trust 2010-A 2A†	5.169% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	543	555,259
SoFi Professional Loan Program LLC 2017-E A1†	2.46% (1 Mo. LIBOR + .50%	)#	11/26/2040	1,850	1,856,705
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	1,889	1,839,692
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042	2,633	2,567,234
Sound Point CLO II Ltd. 2013-1A A1R†	3.432% (3 Mo. LIBOR + 1.07%	)#	1/26/2031	843	845,059
Sound Point CLO XI Ltd. 2016-1A A†	4.009% (3 Mo. LIBOR + 1.65%	)#	7/20/2028	250	251,052
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.962% (3 Mo. LIBOR + 1.60%	)#	1/22/2027	486	486,829
Towd Point Asset Trust 2018-SL1 A†(a)	2.582% (1 Mo. LIBOR + .60%	)#	1/25/2046	2,599	2,588,547	(b)
Tralee CLO III Ltd. 2014-3A AR†	3.389% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	3,556	3,563,083
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	618	616,259
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,129	1,129,344
WhiteHorse VIII Ltd. 2014-1A AR†	3.258% (3 Mo. LIBOR + .90%)	#	5/1/2026	4,332	4,329,930
Total					131,570,784
Total Asset-Backed Securities (cost $345,481,411)					344,532,502

CORPORATE BONDS 23.99%

Automotive 0.82%
Daimler Finance North America LLC†	3.75%		2/22/2028	2,425	2,395,485
Ford Motor Co.	7.45%		7/16/2031	2,559	3,028,083
General Motors Co.	6.60%		4/1/2036	4,111	4,584,152
Total					10,007,720

Banks: Regional 5.82%
Banco de Credito e Inversiones SA (Chile)†(c)	3.50%		10/12/2027	1,290	1,166,644
Bank of America Corp.	3.593%	#(d)	7/21/2028	2,890	2,771,553
Bank of America Corp.	3.824%	#(d)	1/20/2028	3,958	3,870,605
Bank of America Corp.	4.00%		1/22/2025	1,716	1,698,836

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	4.45%		3/3/2026	$940	$949,465
Citigroup, Inc.	3.668%	#(d)	7/24/2028	3,377	3,225,269
Citigroup, Inc.	3.887%	#(d)	1/10/2028	2,574	2,505,594
Citigroup, Inc.	4.45%		9/29/2027	1,374	1,359,841
Commonwealth Bank of Australia (Australia)†(c)	4.50%		12/9/2025	1,622	1,614,900
Goldman Sachs Group, Inc. (The)	4.223%	#(d)	5/1/2029	1,158	1,144,199
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	2,388	2,869,490
ING Groep NV (Netherlands)(c)	3.95%		3/29/2027	1,259	1,238,058
Intesa Sanpaolo SpA (Italy)†(c)	3.875%		1/12/2028	1,443	1,260,192
JPMorgan Chase & Co.	3.54%	#(d)	5/1/2028	1,452	1,395,784
JPMorgan Chase & Co.	3.782%	#(d)	2/1/2028	6,183	6,047,961
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.38%	)#	3/27/2029	3,121	3,103,132
Morgan Stanley	3.625%		1/20/2027	1,528	1,476,106
Morgan Stanley	3.875%		1/27/2026	2,306	2,281,872
Morgan Stanley	4.00%		7/23/2025	2,870	2,883,023
Morgan Stanley	7.25%		4/1/2032	290	374,663
Royal Bank of Scotland Group plc (United Kingdom)(c)	4.892%	#(d)	5/18/2029	1,505	1,504,701
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023	575	588,645
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	2,280	2,865,119
Toronto-Dominion Bank (The) (Canada)(c)	3.625%	#(d)	9/15/2031	3,505	3,355,751
UBS AG	7.625%		8/17/2022	2,826	3,150,990
UBS Group Funding Switzerland AG (Switzerland)†(c)	4.253%		3/23/2028	2,996	2,977,633
Wells Fargo & Co.	3.00%		10/23/2026	2,539	2,358,662
Wells Fargo Bank NA	5.85%		2/1/2037	5,775	6,819,831
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	2,021,709
Westpac Banking Corp. (Australia)(c)	4.322%	#(d)	11/23/2031	2,122	2,062,590
Total					70,942,818

Beverages 1.27%
Anheuser-Busch InBev Finance, Inc.	4.625%		2/1/2044	2,165	2,166,893
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	6,925	7,125,848
Bacardi Ltd.†	4.70%		5/15/2028	2,370	2,362,305
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025	800	771,691
Maple Escrow Subsidiary, Inc.†	4.597%		5/25/2028	1,997	2,001,983
Maple Escrow Subsidiary, Inc.†	5.085%		5/25/2048	1,035	1,042,351
Total					15,471,071

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.14%
Gilead Sciences, Inc.	4.60%	9/1/2035	$1,678	$1,734,298

Building Materials 0.09%
CRH America Finance, Inc.†	4.50%	4/4/2048	1,106	1,046,403

Business Services 0.05%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%	7/30/2027	704	645,786

Chemicals 0.36%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	1,270	1,231,807
Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022	550	555,500
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	2,250	2,140,144
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	400	399,617
Total				4,327,068

Computer Hardware 0.43%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	656	658,678
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	592	623,306
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	2,059,814
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,558	1,893,991
Total				5,235,789

Computer Software 0.26%
Oracle Corp.	6.125%	7/8/2039	1,557	1,972,564
salesforce.com, Inc.	3.70%	4/11/2028	1,145	1,139,188
Total				3,111,752

Containers 0.06%
Amcor Finance USA, Inc.†	4.50%	5/15/2028	775	783,448

Drugs 0.19%
Bayer Corp.†	6.65%	2/15/2028	629	731,626
CVS Health Corp.	4.30%	3/25/2028	1,534	1,525,423
Total				2,257,049

Electric: Power 2.55%
Appalachian Power Co.	7.00%	4/1/2038	1,098	1,473,507
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	2,282	2,290,367
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	733	690,491
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	918	876,245
Dominion Energy, Inc.	7.00%	6/15/2038	468	600,393

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.55%
Edison International	4.125%	3/15/2028	$1,149	$1,143,789
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%	8/1/2035	650	621,009
Entergy Louisiana LLC	4.00%	3/15/2033	934	945,622
Exelon Generation Co. LLC	5.60%	6/15/2042	2,000	2,025,221
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,282,146
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	700	649,683
Ohio Edison Co.	8.25%	10/15/2038	1,725	2,544,285
Pacific Gas & Electric Co.	3.30%	12/1/2027	3,473	3,213,175
Pacific Gas & Electric Co.	6.05%	3/1/2034	2,801	3,252,385
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	633,112
Progress Energy, Inc.	7.75%	3/1/2031	3,047	4,091,560
South Carolina Electric & Gas Co.	6.05%	1/15/2038	1,988	2,294,186
South Carolina Electric & Gas Co.	6.625%	2/1/2032	581	692,315
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,738,189
Total				31,057,680

Electrical Equipment 0.20%
Xilinx, Inc.	2.95%	6/1/2024	2,571	2,457,315

Financial Services 1.12%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	359,765
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	729,400
Discover Financial Services	4.10%	2/9/2027	1,087	1,053,724
E*TRADE Financial Corp.	3.80%	8/24/2027	540	516,838
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	5,559	5,333,818
International Lease Finance Corp.	5.875%	4/1/2019	1,876	1,917,230
International Lease Finance Corp.	5.875%	8/15/2022	353	378,709
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	882	890,841
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	669,933
SUAM Finance BV (Curacao)†(c)	4.875%	4/17/2024	1,835	1,853,809
Total				13,704,067

Health Care Services 0.44%
Ascension Health	3.945%	11/15/2046	681	680,012
HCA, Inc.	5.50%	6/15/2047	2,364	2,210,340
Kaiser Foundation Hospitals	4.15%	5/1/2047	962	977,729
New York-Presbyterian Hospital (The)	4.063%	8/1/2056	1,286	1,256,437

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
NYU Langone Hospitals	4.368%	7/1/2047	$217	$223,393
Total				5,347,911

Insurance 0.95%
American International Group, Inc.	4.80%	7/10/2045	818	810,229
Assurant, Inc.	4.90%	3/27/2028	1,190	1,202,086
Lincoln National Corp.	6.30%	10/9/2037	502	606,037
Securian Financial Group, Inc.†	4.80%	4/15/2048	1,423	1,421,764
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,629	4,984,055
Unum Group	5.75%	8/15/2042	713	772,007
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,756,625
Total				11,552,803

Leisure 0.13%
Carnival plc	7.875%	6/1/2027	1,230	1,561,721

Machinery: Industrial/Specialty 0.25%
Nvent Finance Sarl (Luxembourg)†(c)	4.55%	4/15/2028	3,150	3,102,932

Manufacturing 0.43%
General Electric Co.	6.15%	8/7/2037	2,578	3,018,947
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	2.35%	10/15/2026	2,448	2,207,045
Total				5,225,992

Media 1.34%
21st Century Fox America, Inc.	6.20%	12/15/2034	284	340,286
21st Century Fox America, Inc.	7.75%	12/1/2045	634	929,186
Comcast Corp.	3.15%	3/1/2026	4,318	4,064,280
Comcast Corp.	3.969%	11/1/2047	4,136	3,655,530
Cox Communications, Inc.†	8.375%	3/1/2039	3,874	5,196,044
Time Warner Cable LLC	7.30%	7/1/2038	1,864	2,169,388
Total				16,354,714

Metals & Minerals: Miscellaneous 0.44%
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	3,306	3,109,476
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	2,270	2,291,694
Total				5,401,170

Natural Gas 0.14%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,727,411

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.40%
Eni SpA (Italy)†(c)	5.70%	10/1/2040	$5,053	$5,470,656
Equinor ASA (Norway)(c)	7.15%	11/15/2025	1,354	1,660,684
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,161,791
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	2,600	2,428,400
Raizen Fuels Finance SA (Luxembourg)†(c)	5.30%	1/20/2027	1,452	1,392,294
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	1,603	2,091,712
Valero Energy Corp.	10.50%	3/15/2039	1,127	1,841,380
Total				17,046,917

Oil: Crude Producers 0.91%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	770	721,485
Colonial Pipeline Co.†	4.25%	4/15/2048	1,599	1,563,809
Energy Transfer Partners LP	7.50%	7/1/2038	2,143	2,500,101
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,897,385
Kinder Morgan, Inc.	7.75%	1/15/2032	2,422	3,007,170
Peru LNG Srl (Peru)†(c)	5.375%	3/22/2030	370	367,447
Total				11,057,397

Oil: Integrated Domestic 0.45%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	2,559	2,405,953
Halliburton Co.	7.45%	9/15/2039	1,608	2,188,985
National Oilwell Varco, Inc.	3.95%	12/1/2042	1,012	885,406
Total				5,480,344

Paper & Forest Products 0.10%
Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	1,300	1,217,587

Real Estate Investment Trusts 0.93%
EPR Properties	4.75%	12/15/2026	888	871,418
EPR Properties	4.95%	4/15/2028	914	889,620
EPR Properties	5.25%	7/15/2023	4,129	4,278,527
Goodman US Finance Four LLC†	4.50%	10/15/2037	745	738,896
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	2,259	2,241,369
SL Green Operating Partnership LP	3.25%	10/15/2022	877	854,323
VEREIT Operating Partnership LP	3.95%	8/15/2027	1,574	1,463,437
Total				11,337,590

Steel 0.06%
Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	610	696,925

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 1.22%
Alibaba Group Holding Ltd. (China)(c)	3.60%	11/28/2024	$1,950	$1,930,372
Alibaba Group Holding Ltd. (China)(c)	4.20%	12/6/2047	1,183	1,119,052
Alibaba Group Holding Ltd. (China)(c)	4.40%	12/6/2057	200	188,443
Amazon.com, Inc.†	3.15%	8/22/2027	3,383	3,267,406
Amazon.com, Inc.	5.20%	12/3/2025	1,701	1,889,601
Baidu, Inc. (China)(c)	3.875%	9/29/2023	1,862	1,866,888
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019	900	905,546
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028	3,868	3,706,455
Total				14,873,763

Telecommunications 0.63%
AT&T, Inc.	6.00%	8/15/2040	3,604	3,882,734
Verizon Communications, Inc.	4.862%	8/21/2046	1,814	1,754,868
Vodafone Group plc (United Kingdom)(c)	4.375%	5/30/2028	1,151	1,143,966
Vodafone Group plc (United Kingdom)(c)	5.25%	5/30/2048	863	873,674
Total				7,655,242

Transportation: Miscellaneous 0.60%
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	5,131	6,209,343
Canadian Pacific Railway Co. (Canada)(c)	4.00%	6/1/2028	1,120	1,139,350
Total				7,348,693

Utilities 0.21%
Aquarion Co.†	4.00%	8/15/2024	2,500	2,540,778
Total Corporate Bonds (cost $297,189,213)				292,312,154

FOREIGN GOVERNMENT OBLIGATIONS 5.18%

Bahamas 0.05%
Commonwealth of Bahamas†(c)	6.95%	11/20/2029	588	643,860

Bermuda 0.11%
Government of Bermuda†	3.717%	1/25/2027	1,400	1,329,230

Canada 2.90%
Ontario Teachers’ Finance Trust†(c)	2.75%	4/16/2021	3,436	3,425,070
Province of Alberta Canada(c)	3.30%	3/15/2028	8,955	8,951,866
Province of Ontario Canada(c)	2.20%	10/3/2022	14,670	14,148,104
Province of Ontario Canada(c)	2.50%	9/10/2021	2,811	2,769,839
Province of Quebec Canada(c)	2.375%	1/31/2022	6,189	6,055,844
Total				35,350,723

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Cayman Islands 0.06%
Cayman Islands Government†	5.95%		11/24/2019	$700	$736,750

Colombia 0.12%
Republic of Colombia(c)	3.875%		4/25/2027	1,520	1,453,500

Indonesia 0.16%
Republic of Indonesia†(c)	4.35%		1/8/2027	1,948	1,944,776

Japan 1.37%
Japan Bank for International Corp.(c)	2.375%		7/21/2022	3,694	3,586,870
Japan Bank for International Corp.(c)	2.375%		11/16/2022	8,380	8,118,035
Japan Bank for International Corp.(c)	2.50%		6/1/2022	5,130	5,017,420
Total					16,722,325

Mexico 0.28%
United Mexican States(c)	4.00%		10/2/2023	3,360	3,371,340

Qatar 0.06%
State of Qatar†(c)	5.103%		4/23/2048	725	722,601

Uruguay 0.07%
Republic of Uruguay(c)	4.975%		4/20/2055	925	892,625
Total Foreign Government Obligations (cost $63,721,773)					63,167,730

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.13%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	2,364	2,372,491
Federal Home Loan Mortgage Corp. Q001 XA IO	2.289%	#(e)	2/25/2032	12,370	1,880,240
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	189	187,588
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(e)	11/16/2055	4,090	4,027,025
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(e)	2/16/2049	3,254	3,192,923
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(e)	2/16/2053	752	736,611
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,789	3,673,644
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,351	3,221,090
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,786	1,722,743
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,170	1,123,918
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,315	1,276,739
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,100	1,062,773
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,536	1,482,607
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $26,741,114)					25,960,392

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.44%
Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	$11,751	$12,027,170
Federal Home Loan Mortgage Corp.	5.00%		4/1/2021 - 6/1/2026	922	953,965
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	7,955	7,991,011
Federal National Mortgage Assoc.(f)	3.50%		TBA	4,000	3,986,406
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	29,993	30,772,592
Federal National Mortgage Assoc.(f)	4.00%		TBA	128,000	130,760,004
Federal National Mortgage Assoc.(f)	4.50%		TBA	114,000	118,996,409
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	4,104	4,476,253
Federal National Mortgage Assoc.	6.50%		1/1/2036	35	39,262
Total Government Sponsored Enterprises Pass-Throughs (cost $310,572,612)					310,003,072

MUNICIPAL BOND 0.06%

Miscellaneous
Pennsylvania (cost $687,543)	5.35%		5/1/2030	650	675,708

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.94%
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.769% (1 Mo. LIBOR + .85%	)#	1/15/2033	1,155	1,155,654
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	2,100	2,004,207
BX Commercial Mortgage Trust 2018-BIOA A†	2.59% (1 Mo. LIBOR + .67%	)#	3/15/2037	4,127	4,132,620
BX Trust 2018-GW A†	2.70% (1 Mo. LIBOR + .80%	)#	5/15/2035	3,064	3,070,197
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	3,550	3,577,460
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	2,164	2,181,919
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.222%	#(e)	5/10/2047	23,837	1,319,818
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,337,737
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(e)	4/15/2049	709	546,723
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.206%	#(e)	8/10/2047	4,194	190,220
Commercial Mortgage Pass-Through Certificates 2014-UBS4 AM	3.968%		8/10/2047	250	252,106
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646%	#(e)	10/10/2048	1,000	991,888

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646%	#(e)	10/10/2048	$2,000	$1,765,751
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#(e)	7/10/2050	620	631,426
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(e)	7/10/2050	1,138	1,068,007
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#(e)	7/10/2050	1,471	1,235,074
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.649% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	2,019	2,021,481
CSAIL Commercial Mortgage Trust 2015-C2 C	4.208%	#(e)	6/15/2057	325	305,390
DBWF Mortgage Trust 2015-LCM D†	3.421%	#(e)	6/10/2034	895	762,470
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(e)	12/15/2034	953	948,558
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#(e)	7/10/2048	685	682,371
Hilton Orlando Trust 2018-ORL A†	2.689% (1 Mo. LIBOR + 0.77%	)#	12/15/2034	4,123	4,133,301
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,347,913
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(e)	8/5/2034	2,231	2,082,709
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.135%	#(e)	4/15/2047	4,631	103,217
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(e)	4/15/2047	1,381	25,555
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(e)	7/15/2048	2,629	2,548,552
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(e)	9/25/2042	408	388,388
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(e)	1/5/2043	250	245,651
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.131%	#(e)	5/15/2048	2,000	1,660,929
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(e)	7/15/2048	343	334,472
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.879%	#(e)	1/15/2059	1,524	1,253,982
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.055%	#(e)	5/15/2047	9,016	385,865
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.564%	#(e)	5/15/2047	1,909	63,858
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.646%	#(e)	10/15/2057	23,969	713,459
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(e)	10/15/2057	36,416	564,808
Total Non-Agency Commercial Mortgage-Backed Securities (cost $47,453,458)					48,033,736

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 22.76%
U.S. Treasury Bond	3.00%	2/15/2048	$17,884	$17,820,777
U.S. Treasury Bond	3.125%	5/15/2048	10,504	10,722,491
U.S. Treasury Bond	3.625%	2/15/2044	27,247	30,239,913
U.S. Treasury Note	1.375%	6/30/2018	7,349	7,346,854
U.S. Treasury Note	1.375%	5/31/2021	12,020	11,610,569
U.S. Treasury Note	1.625%	11/15/2022	29,515	28,230,060
U.S. Treasury Note	1.875%	12/15/2020	25,018	24,632,957
U.S. Treasury Note	2.25%	2/15/2021	6,334	6,289,093
U.S. Treasury Note	2.50%	5/31/2020	74,901	75,012,182
U.S. Treasury Note	2.625%	11/15/2020	5,412	5,427,221
U.S. Treasury Note	2.75%	5/31/2023	54,743	54,908,726
U.S. Treasury Note	2.75%	2/15/2028	5,196	5,147,896
Total U.S. Treasury Obligations (cost $277,292,005)				277,388,739
Total Long-Term Investments (cost $1,369,139,129)				1,362,074,033

SHORT-TERM INVESTMENTS 6.48%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $7,445,000 of U.S. Treasury Note at 1.625% due 8/31/2022; value: $7,173,071; proceeds: $7,029,548			7,029	7,029,372
Repurchase Agreement dated 5/31/2018, 1.70% due 6/1/2018 with JPMorgan Chase & Co. collateralized by $73,634,000 of U.S. Treasury Note at 2.50% due 8/15/023; value: $73,402,177; proceeds: $72,003,400			72,000	72,000,000
Total Short-Term Investments (cost $79,029,372)				79,029,372
Total Investments in Securities 118.25% (cost $1,448,168,501)				1,441,103,405
Liabilities in Excess of Cash and Other Assets(g) (18.25%)				(222,391,167)
Net Assets 100.00%				$1,218,712,238

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2018

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2018	214	Long	$45,371,021	$45,418,156	$47,135
U.S. 5-Year Treasury Note	September 2018	636	Long	72,162,894	72,434,437	271,543
U.S. Long Bond	September 2018	166	Long	24,039,169	24,090,750	51,581
Total Unrealized Appreciation on Open Futures Contracts						$370,259

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2018	305	Short	$(39,144,319)	$(39,144,843)	$(524)

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$128,982,237	$2,588,547	$131,570,784
Remaining Industries	–	212,961,718	–	212,961,718
Corporate Bonds	–	292,312,154	–	292,312,154
Foreign Government Obligations	–	63,167,730	–	63,167,730
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	25,960,392	–	25,960,392
Government Sponsored Enterprises Pass-Throughs	–	310,003,072	–	310,003,072
Municipal Bond	–	675,708	–	675,708
Non-Agency Commercial Mortgage-Backed Securities	–	48,033,736	–	48,033,736
U.S. Treasury Obligations	–	277,388,739	–	277,388,739
Short-Term Investments
Repurchase Agreements	–	79,029,372	–	79,029,372
Total	$–	$1,438,514,858	$2,588,547	$1,441,103,405

Other Financial Instruments
Futures Contracts
Assets	$370,259	$–	$–	$370,259
Liabilities	(524)	–	–	(524)
Total	$369,735	$–	$–	$369,735

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed Securities
Balance as of December 1, 2017	$7,265,948
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	26,444
Change in Unrealized Appreciation (Depreciation)	–
Purchases	2,588,547
Sales	(4,257,444)
Transfers into Level 3	–
Transfers out of Level 3	(3,034,948)
Balance as of May 31, 2018	$2,588,547
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 108.81%

ASSET-BACKED SECURITIES 33.22%

Automobiles 14.36%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$100		$100,116
ACC Trust 2018-1 B†	4.82%	5/20/2021	100		100,349
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	7		6,978
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	6		6,161
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	6		6,224
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	40		40,170
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	71		71,488
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	27		27,183
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	12		11,978
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	2		1,576
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16		15,920
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	9		8,748
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	7		6,891
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	53		52,836
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9		9,009
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43		42,718
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	–	(a)	344
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25		25,110
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	14		13,847
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	11		11,435
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8		7,850

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	$30	$29,862
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	73	71,515
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	8	7,998
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	10	9,991
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22	21,959
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	1	1,450
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	93	92,687
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	117	116,160
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	90	88,643
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	93	91,870
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	100	99,335
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,861
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	24	23,891
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	4	3,574
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	18	18,031
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4	4,065
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	11	11,356
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	8	8,280
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11	11,189
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	5	5,401
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	12	12,005
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	3	2,572
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	14	13,827
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10	9,838
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	8	7,618
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	10	9,764
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10	9,898
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	15	15,333
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	23	23,081
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	3	3,272
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	43	42,844
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	100	99,958
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	11	10,962
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	7	6,894
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	3	2,945

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	$5	$5,002
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	2	2,045
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%	10/15/2019	67	66,708
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	100	99,443
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	33	32,918
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	3	3,135
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	12	11,758
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	16	16,171
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	3	2,622
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	7	6,972
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	12	11,866
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	5	4,962
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	29	28,916
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	13	12,776
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	29	28,835
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11	10,855
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	18	17,970
Total				1,968,814

Credit Cards 5.39%
Barclays Dryrock Issuance Trust 2015-4 A	1.72%	8/16/2021	100	99,744
Chase Issuance Trust 2015-A7	1.62%	7/15/2020	100	99,902
Citibank Credit Card Issuance Trust 2017-A2	1.74%	1/19/2021	100	99,547
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	100	99,487
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	100	99,612
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	90	87,882
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	50	50,185
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	29	28,753
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	52	51,162
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	23	22,676
Total				738,950

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other 13.47%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$150		$149,637
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	1		1,099
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	10		9,695
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	4		3,959
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	–	(a)	328
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	44		43,884
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	43		43,011
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	44		43,488
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	72		70,763
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	100		97,931
Dryden 38 Senior Loan Fund 2015-38A†	3.778% (3 Mo. LIBOR + 1.43%	)#	7/15/2027	250		250,252
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	14		13,817
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	93		92,699
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	22		21,653
Hardee’s Funding LLC 2018-1A AII†(b)	4.959%		6/20/2048	28		28,000
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	99		98,497
Missouri Higher Education Loan Authority 2012-1 A1	2.79% (1 Mo. LIBOR + 0.83%	)#	1/26/2026	111		110,538
Navient Student Loan Trust 2017-2A A†	3.01% (1 Mo. LIBOR + 1.05%	)#	12/27/2066	85		86,962
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.63% (3 Mo. LIBOR + .27%	)#	4/25/2038	45		43,733
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100		99,238
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	90		88,873
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	100		100,517
Shackleton CLO 2014-6A A2R†	3.513% (3 Mo. LIBOR + 1.16%	)#	7/17/2026	250		250,321
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	100		97,390
Total						1,846,285
Total Asset-Backed Securities (cost $4,570,665)						4,554,049

CORPORATE BONDS 41.11%

Aerospace/Defense 0.24%
Bombardier, Inc.(Canada)†(c)	7.50%		3/15/2025	26		26,978
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	6		6,232
Total						33,210

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.21%
American Axle & Manufacturing, Inc.	6.25%		4/1/2025	$20	$19,825
TI Group Automotive Systems LLC (United Kingdom)†(c)	8.75%		7/15/2023	8	8,370
Total					28,195

Automotive 1.25%
BCD Acquisition, Inc.†	9.625%		9/15/2023	10	10,863
Ford Motor Co.	7.45%		7/16/2031	50	59,165
General Motors Co.	6.60%		4/1/2036	67	74,711
Tesla, Inc.†	5.30%		8/15/2025	31	27,009
Total					171,748

Banks: Regional 5.11%
Bank of America Corp.	3.824%	#(d)	1/20/2028	127	124,196
Bank of America Corp.	4.00%		1/22/2025	7	6,930
Bank of America Corp.	4.45%		3/3/2026	8	8,081
CIT Group, Inc.	6.00%		4/1/2036	15	14,100
Citigroup, Inc.	3.887%	#(d)	1/10/2028	140	136,279
Citigroup, Inc.	4.45%		9/29/2027	13	12,866
Goldman Sachs Group, Inc. (The)	4.223%	#(d)	5/1/2029	11	10,869
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	27	32,444
JPMorgan Chase & Co.	3.782%	#(d)	2/1/2028	55	53,799
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021	16	17,219
Macquarie Group Ltd. (Australia)†(c)	4.654%	#(d)	3/27/2029	54	53,691
Morgan Stanley	3.625%		1/20/2027	25	24,151
Morgan Stanley	3.875%		1/27/2026	9	8,906
Morgan Stanley	4.00%		7/23/2025	17	17,077
Popular, Inc.	7.00%		7/1/2019	20	20,500
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%		12/15/2022	40	42,358
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	30	37,699
Toronto-Dominion Bank (The) (Canada)(c)	3.625%	#(d)	9/15/2031	7	6,702
Wells Fargo Capital X	5.95%		12/1/2086	50	53,487
Westpac Banking Corp. (Australia)(c)	4.322%	#(d)	11/23/2031	20	19,440
Total					700,794

Beverages 0.79%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	40	41,160
Anheuser-Busch InBev Worldwide, Inc.	4.00%		4/13/2028	26	25,957
Maple Escrow Subsidiary, Inc.†	4.597%		5/25/2028	21	21,052

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Maple Escrow Subsidiary, Inc.†	5.085%	5/25/2048	$20	$20,142
Total				108,311

Biotechnology Research & Production 0.14%
Amgen, Inc.	6.40%	2/1/2039	16	19,646

Building Materials 0.31%
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	11	11,553
Standard Industries, Inc.†	6.00%	10/15/2025	5	5,075
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	17	16,023
Vulcan Materials Co.†	4.70%	3/1/2048	10	9,546
Total				42,197

Business Services 1.05%
Ahern Rentals, Inc.†	7.375%	5/15/2023	21	20,580
Brink’s Co. (The)†	4.625%	10/15/2027	15	13,537
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	5	5,040
Monitronics International, Inc.	9.125%	4/1/2020	20	14,150
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	13	13,809
Rent-A-Center, Inc.	4.75%	5/1/2021	5	4,700
Team Health Holdings, Inc.†	6.375%	2/1/2025	16	13,920
United Rentals North America, Inc.	4.875%	1/15/2028	40	37,664
Weight Watchers International, Inc.†	8.625%	12/1/2025	19	20,757
Total				144,157

Chemicals 0.60%
Chemours Co. (The)	7.00%	5/15/2025	12	12,930
Dow Chemical Co. (The)	9.40%	5/15/2039	10	15,699
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	30	31,106
Rayonier AM Products, Inc.†	5.50%	6/1/2024	18	17,100
Valvoline, Inc.	5.50%	7/15/2024	5	5,050
Total				81,885

Coal 0.22%
Peabody Energy Corp.†	6.375%	3/31/2025	10	10,412
Warrior Met Coal, Inc.†	8.00%	11/1/2024	19	19,499
Total				29,911

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 1.03%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	$6	$6,025
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,423
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	65	68,660
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	7	7,523
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	24	29,176
Leidos, Inc.	7.125%	7/1/2032	20	21,900
Total				141,707

Computer Software 0.51%
MSCI, Inc.†	5.75%	8/15/2025	25	25,844
Oracle Corp.	6.125%	7/8/2039	18	22,804
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	21,179
Total				69,827

Construction/Homebuilding 0.95%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	21	20,239
AV Homes, Inc.	6.625%	5/15/2022	19	19,337
PulteGroup, Inc.	5.50%	3/1/2026	20	19,975
PulteGroup, Inc.	7.875%	6/15/2032	15	17,325
TRI Pointe Group, Inc.	5.25%	6/1/2027	31	28,937
William Lyon Homes, Inc.	5.875%	1/31/2025	25	23,836
Total				129,649

Containers 0.34%
Amcor Finance USA, Inc.†	4.50%	5/15/2028	8	8,087
BWAY Holding Co.†	7.25%	4/15/2025	23	22,641
Sealed Air Corp.†	5.50%	9/15/2025	15	15,525
Total				46,253

Drugs 0.88%
Bayer Corp.†	6.65%	2/15/2028	7	8,142
CVS Health Corp.	4.30%	3/25/2028	91	90,491
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	2.20%	7/21/2021	8	7,353
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	11	10,942
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	3	3,068
Total				119,996

Electric: Power 2.07%
Appalachian Power Co.	7.00%	4/1/2038	10	13,420
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	25	25,092
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	8	7,536

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Cleco Power LLC	6.00%	12/1/2040	$7	$8,186
Dominion Energy, Inc.	7.00%	6/15/2038	35	44,901
Edison International	4.125%	3/15/2028	13	12,941
Exelon Generation Co. LLC	5.60%	6/15/2042	45	45,568
Pacific Gas & Electric Co.	6.05%	3/1/2034	62	71,991
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	6,857
South Carolina Electric & Gas Co.	6.05%	1/15/2038	17	19,618
South Carolina Electric & Gas Co.	6.625%	2/1/2032	6	7,150
Vistra Energy Corp.	7.625%	11/1/2024	19	20,496
Total				283,756

Electrical Equipment 0.20%
Xilinx, Inc.	2.95%	6/1/2024	29	27,718

Engineering & Contracting Services 0.17%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	22	22,577

Entertainment 0.45%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	9	8,955
Eldorado Resorts, Inc.	6.00%	4/1/2025	20	20,000
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	11	11,522
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	22	21,010
Total				61,487

Financial Services 1.31%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	3,889
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,121
BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026	11	10,898
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,614
International Lease Finance Corp.	5.875%	8/15/2022	4	4,291
Navient Corp.	6.625%	7/26/2021	12	12,480
Navient Corp.	6.75%	6/25/2025	35	35,690
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	20,200
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	18	17,477
Quicken Loans, Inc.†	5.25%	1/15/2028	24	22,050
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	37	38,410
Total				180,120

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.22%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	$7	$6,764
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	23,710
Total				30,474

Health Care Products 0.11%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	15	14,850

Health Care Services 1.91%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	9	9,146
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	4	4,160
Ascension Health	3.945%	11/15/2046	6	5,991
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	11	10,313
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,375
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	25,918
HCA, Inc.	5.50%	6/15/2047	25	23,375
HCA, Inc.	7.50%	11/6/2033	15	16,275
Kaiser Foundation Hospitals	4.15%	5/1/2047	9	9,147
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,080
New York-Presbyterian Hospital (The)	4.063%	8/1/2056	12	11,724
NYU Langone Hospitals	4.368%	7/1/2047	2	2,059
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	18	18,653
Universal Health Services, Inc.†	5.00%	6/1/2026	81	78,671
WellCare Health Plans, Inc.	5.25%	4/1/2025	20	20,000
Total				261,887

Household Equipment/Products 0.16%
Central Garden & Pet Co.	5.125%	2/1/2028	7	6,562
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	15	15,619
Total				22,181

Insurance 1.83%
American International Group, Inc.	4.70%	7/10/2035	62	61,444
American International Group, Inc.	4.80%	7/10/2045	9	8,914
Assurant, Inc.	4.90%	3/27/2028	29	29,295
CNO Financial Group, Inc.	5.25%	5/30/2025	14	14,140
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	30	30,136
Lincoln National Corp.	6.30%	10/9/2037	8	9,658
Protective Life Corp.	8.45%	10/15/2039	25	36,696
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	53,835

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Unum Group	5.75%	8/15/2042	$6	$6,497
Total				250,615

Leisure 0.58%
Carnival plc	7.875%	6/1/2027	10	12,697
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30	36,501
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	22	23,045
Viking Cruises Ltd.†	5.875%	9/15/2027	8	7,500
Total				79,743

Lodging 0.19%
MGM Resorts International	6.00%	3/15/2023	25	25,875

Machinery: Agricultural 0.17%
BAT Capital Corp.†	3.557%	8/15/2027	16	15,078
Reynolds American, Inc.	5.70%	8/15/2035	8	8,777
Total				23,855

Machinery: Industrial/Specialty 0.55%
Nvent Finance Sarl (Luxembourg)†(c)	4.55%	4/15/2028	64	63,044
SPX FLOW, Inc.†	5.625%	8/15/2024	13	12,902
Total				75,946

Machinery: Oil Well Equipment & Services 0.09%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12	12,834

Manufacturing 0.30%
General Electric Co.	6.15%	8/7/2037	32	37,473
Koppers, Inc.†	6.00%	2/15/2025	4	4,065
Total				41,538

Media 2.94%
21st Century Fox America, Inc.	7.75%	12/1/2045	37	54,227
AMC Networks, Inc.	4.75%	12/15/2022	20	20,150
Cablevision Systems Corp.	5.875%	9/15/2022	20	20,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	19	18,662
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	28	29,869
Comcast Corp.	3.15%	3/1/2026	57	53,651
Comcast Corp.	3.969%	11/1/2047	22	19,444
Cox Communications, Inc.†	8.375%	3/1/2039	44	59,015
DISH DBS Corp.	7.75%	7/1/2026	25	21,656

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Sirius XM Radio, Inc.†	5.00%	8/1/2027	$30	$28,654
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	20,550
Time Warner Cable LLC	6.55%	5/1/2037	53	57,665
Total				403,543

Metal Fabricating 0.28%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	4	4,220
Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	17,415
Valmont Industries, Inc.	5.25%	10/1/2054	18	17,044
Total				38,679

Metals & Minerals: Miscellaneous 1.02%
Aleris International, Inc.†	9.50%	4/1/2021	11	11,536
Barrick North America Finance LLC	7.50%	9/15/2038	15	19,511
Century Aluminum Co.†	7.50%	6/1/2021	20	20,300
Freeport-McMoRan, Inc.	3.875%	3/15/2023	14	13,493
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	35	35,334
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023	2	2,075
Hudbay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025	28	29,540
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	7	7,278
Total				139,067

Oil 3.43%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	23	24,322
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7	7,140
California Resources Corp.†	8.00%	12/15/2022	31	27,512
Canadian Natural Resources Ltd. (Canada)(c)	3.85%	6/1/2027	23	22,583
Cenovus Energy, Inc. (Canada)(c)	5.40%	6/15/2047	21	20,955
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,725
Continental Resources, Inc.	3.80%	6/1/2024	20	19,583
Continental Resources, Inc.	4.90%	6/1/2044	23	22,720
Eni USA, Inc.	7.30%	11/15/2027	70	84,868
Halcon Resources Corp.	6.75%	2/15/2025	7	6,598
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	20,782
HighPoint Operating Corp.	7.00%	10/15/2022	15	15,183
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,700
Kerr-McGee Corp.	7.875%	9/15/2031	35	45,091
MEG Energy Corp. (Canada)(c)	6.375%	1/30/2023	25	22,688
Precision Drilling Corp. (Canada)(c)	7.75%	12/15/2023	6	6,375

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Sanchez Energy Corp.	6.125%		1/15/2023	$26	$17,225
SM Energy Co.	6.50%		1/1/2023	7	7,140
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	15	12,806
Valero Energy Corp.	10.50%		3/15/2039	30	49,016
WPX Energy, Inc.	5.25%		9/15/2024	12	11,940
Total					469,952

Oil: Crude Producers 2.80%
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	29	28,927
Colonial Pipeline Co.†	4.25%		4/15/2048	18	17,604
Enbridge Energy Partners LP	6.106% (3 Mo. LIBOR + 3.80%	)#	10/1/2077	15	14,963
Energy Transfer Partners LP	7.50%		7/1/2038	8	9,333
Energy Transfer Partners LP	6.125%		12/15/2045	35	35,597
Enterprise Products Operating LLC	5.75%		3/1/2035	20	21,988
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025	30	30,680
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	25	25,947
Kinder Morgan, Inc.	7.75%		1/15/2032	76	94,362
Rockies Express Pipeline LLC†	6.875%		4/15/2040	20	23,100
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	75	81,322
Total					383,823

Oil: Integrated Domestic 0.64%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%		12/15/2027	26	24,445
National Oilwell Varco, Inc.	2.60%		12/1/2022	42	39,996
National Oilwell Varco, Inc.	3.95%		12/1/2042	10	8,749
Transocean Proteus Ltd.†	6.25%		12/1/2024	14	13,753
Total					86,943

Paper & Forest Products 0.09%
International Paper Co.	7.30%		11/15/2039	10	12,858

Real Estate Investment Trusts 2.25%
Alexandria Real Estate Equities, Inc.	3.95%		1/15/2028	15	14,559
Boston Properties LP	3.20%		1/15/2025	56	53,501
CBRE Services, Inc.	4.875%		3/1/2026	25	26,032
EPR Properties	4.75%		12/15/2026	10	9,813
EPR Properties	4.95%		4/15/2028	10	9,733
EPR Properties	5.25%		7/15/2023	35	36,267
Equinix, Inc.	5.875%		1/15/2026	12	12,255

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Goodman US Finance Four LLC†	4.50%	10/15/2037	$7	$6,943
Goodman US Finance Three LLC†	3.70%	3/15/2028	21	20,002
Hunt Cos, Inc.†	6.25%	2/15/2026	14	13,213
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	5	5,075
Physicians Realty LP	4.30%	3/15/2027	5	4,885
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	40,016
VEREIT Operating Partnership LP	3.95%	8/15/2027	60	55,785
Total				308,079

Retail 0.52%
CEC Entertainment, Inc.	8.00%	2/15/2022	21	18,821
Conn’s, Inc.	7.25%	7/15/2022	20	19,750
IRB Holding Corp.†	6.75%	2/15/2026	14	13,265
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	19	19,618
Total				71,454

Steel 0.17%
AK Steel Corp.	7.00%	3/15/2027	10	9,600
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	14	13,414
Total				23,014

Technology 0.27%
Expedia Group, Inc.	5.00%	2/15/2026	10	10,240
Netflix, Inc.	4.375%	11/15/2026	12	11,366
Netflix, Inc.	5.75%	3/1/2024	15	15,432
Total				37,038

Telecommunications 2.01%
AT&T, Inc.	6.00%	8/15/2040	98	105,579
Frontier Communications Corp.	11.00%	9/15/2025	16	12,880
Intelsat Connect Finance SA (Luxembourg)†(c)	12.50%	4/1/2022	20	19,400
T-Mobile USA, Inc.	6.50%	1/15/2026	20	20,925
U.S. Cellular Corp.	6.70%	12/15/2033	30	31,275
Verizon Communications, Inc.	4.862%	8/21/2046	50	48,370
Vodafone Group plc (United Kingdom)(c)	4.375%	5/30/2028	25	24,847
Vodafone Group plc (United Kingdom)(c)	5.25%	5/30/2048	12	12,149
Total				275,425

Transportation: Miscellaneous 0.56%
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	17	20,573
Canadian Pacific Railway Co. (Canada)(c)	4.00%	6/1/2028	7	7,121

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(c)	8.125%		11/15/2021	$15	$12,131
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco)†(c)	7.375%		1/15/2022	15	11,250
XPO CNW, Inc.	6.70%		5/1/2034	25	25,812
Total					76,887

Utilities 0.19%
Aquarion Co.†	4.00%		8/15/2024	25	25,408
Total Corporate Bonds (cost $5,699,668)					5,635,112

FLOATING RATE LOANS(e) 1.60%

Auto Parts: Original Equipment 0.15%
Jason, Inc. 1st Lien Initial Term Loan	–	(f)	6/30/2021	21	20,501

Building Materials 0.04%
Forterra Finance, LLC Replacement Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	10/25/2023	6	5,620

Business Services 0.29%
BakerCorp International, Inc. Refinanced Term Loan	5.359% (3 Mo. LIBOR + 3.00%	)	2/7/2020	20	19,728
Weight Watchers International, Inc. Initial Term Loan	7.06% (3 Mo. LIBOR + 4.75%	)	11/29/2024	20	20,029
Total					39,757

Computer Hardware 0.15%
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.608% (3 Mo. LIBOR + 7.25%	)	8/1/2025	20	20,175

Computer Software 0.09%
Misys Limited 2nd Lien Dollar Term Loan	9.557% (3 Mo. LIBOR + 7.25%	)	6/13/2025	13	12,628

Electric: Power 0.14%
Calpine Construction Finance Co., LP Term Loan B	4.48% (1 Mo. LIBOR + 2.50%	)	1/15/2025	20	19,965

Insurance 0.15%
York Risk Services Holding Corp. Term Loan	5.73% (1 Mo. LIBOR + 3.75%	)	10/1/2021	21	20,438

Manufacturing 0.15%
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.953% (3 Mo. LIBOR + 3.00%	)	11/23/2020	21	20,559

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.15%
Utex Industries, Inc. 1st Lien Initial Term Loan	–	(f)	5/22/2021	$21	$20,820

Retail 0.10%
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.423% (1 Mo. LIBOR + 3.50%	)	2/3/2024	14	13,839

Service 0.10%
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.802% (3 Mo. LIBOR + 4.50%	)	11/27/2020	14	13,382

Transportation: Miscellaneous 0.09%
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.802% (3 Mo. LIBOR + 8.50%	)	8/18/2023	12	12,080
Total Floating Rate Loans (cost $220,664)					219,764

FOREIGN GOVERNMENT OBLIGATIONS(c) 3.50%

Argentina 0.05%
Republic of Argentina	4.625%		1/11/2023	7	6,378

Canada 2.04%
Province of Alberta Canada	3.30%		3/15/2028	100	99,965
Province of Ontario Canada	2.20%		10/3/2022	95	91,620
Province of Ontario Canada	2.50%		9/10/2021	29	28,575
Province of Quebec Canada	2.375%		1/31/2022	61	59,688
Total					279,848

Japan 1.41%
Japan Bank for International Corp.	2.375%		11/16/2022	200	193,748
Total Foreign Government Obligations (cost $484,408)					479,974

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.52%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	25	25,090
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	38	36,611
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	32	31,218
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	34	33,130
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	34	32,429
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	14	13,170
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	13	12,461
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	11	10,494
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	15	14,120
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $214,642)					208,723

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 16.32%
Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	$119	$121,620
Federal National Mortgage Assoc.(g)	3.50%		TBA	100	99,660
Federal National Mortgage Assoc.(g)	4.00%		TBA	850	868,328
Federal National Mortgage Assoc.(g)	4.50%		TBA	1,100	1,148,211
Total Government Sponsored Enterprises Pass-Throughs (cost $2,233,919)					2,237,819

MUNICIPAL BOND 0.04%

Miscellaneous
Pennsylvania (cost $5,289)	5.35%		5/1/2030	5	5,198

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.82%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	53,888
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.769%	#(h)	1/15/2033	13	13,007
BANK 2018-BN10 AS	3.898%		2/15/2061	21	21,092
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	104,771
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	95,439
BX Commercial Mortgage Trust 2018-BIOA A†	2.59%	#(h)	3/15/2037	70	70,095
BX Trust 2018-GW A†	2.70%	#(h)	5/15/2035	36	36,073
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	35	35,271
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	22	22,182
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	25	25,370
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(h)	10/15/2034	10	10,132
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(h)	10/15/2034	27	26,522
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(h)	11/15/2050	10	10,068
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45	34,776
Citigroup Commercial Mortgage Trust 2017-P8 AS	3.789%	#(h)	9/15/2050	26	25,961
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	51,145
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(h)	12/10/2047	50	50,331
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#(h)	7/10/2050	50	50,922
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(h)	7/10/2050	10	9,385
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#(h)	7/10/2050	100	83,962

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811%	#(h)	11/15/2034	$100	$99,363
GS Mortgage Securities Trust 2014-GC26 C	4.51%	#(h)	11/10/2047	50	49,328
Hilton Orlando Trust 2018-ORL A†	2.689% (1 Mo. LIBOR + .77%	)#	12/15/2034	45	45,113
Hilton Orlando Trust 2018-ORL D†	3.619% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	27	27,128
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(h)	7/15/2048	10	9,694
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	3.369% (1 Mo. LIBOR + 1.45%	)#	10/15/2033	30	30,101
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	35	34,773
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.29%	#(h)	7/15/2046	68	69,157
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.131%	#(h)	5/15/2048	60	49,828
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.893%	#(h)	8/15/2045	50	50,722
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.336%	#(h)	3/15/2048	50	50,444
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,345,300)					1,346,043

U.S. TREASURY OBLIGATIONS 1.68%
U.S. Treasury Bond	3.125%		5/15/2048	38	38,791
U.S. Treasury Bond	3.625%		2/15/2044	49	54,383
U.S. Treasury Note	2.75%		5/31/2023	84	84,254
U.S. Treasury Note	2.75%		2/15/2028	53	52,509
Total U.S. Treasury Obligations (cost $227,562)					229,937
Total Long-Term Investments (cost $15,002,117)					14,916,619

SHORT-TERM INVESTMENTS 3.86%

ASSET-BACKED SECURITY 0.09%

Other
DLL Securitization Trust 2017-A A1† (cost $11,759)	1.50%		11/15/2018	12	11,763

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 3.77%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $540,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $529,468; proceeds: $517,215 (cost $517,202)	$517	$517,202
Total Short-Term Investments (cost $528,961)		528,965
Total Investments in Securities 112.67% (cost $15,531,078)		15,445,584
Liabilities in Excess of Other Assets(i) (12.67%)		(1,736,676)
Net Assets 100.00%		$13,708,908

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
(a)	Amount is less than $1,000.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2018.
(f)	Interest rate to be determined.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection May 31, 2018(1):

Referenced Index	Central Clearing party	Fund Pays (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CDX. NA.HY.30(4)(5)	Credit Suisse	5.00%	6/20/2023	$300,000	$281,358	$(20,049)	$1,407

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection May 31, 2018(1):

Referenced Index	Central Clearing party	Fund Receives (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(3)	Unrealized Depreciation(4)
Markit CDX. NA.EM.29(4)(6)	Credit Suisse	1.00%	6/20/2023	$1,000,000	$967,556	$(24,679)	$(7,765)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,407. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $7,765.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.

Credit Default Swaps on Indexes - Buy Protection at May 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Pays (quarterly)	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.9	Morgan Stanley	.50%	9/17/2058	$780,000	$776,292	$44,497	$(48,205)	$(3,708)

Credit Default Swaps on Indexes - Sell Protection at May 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation (Depreciation)(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CMBX. NA.BBB-11	Morgan Stanley	3.00%	11/18/2054	$75,000	$68,071	$(6,617)	$(312)	$(6,929)
Markit CMBX. NA.A.8	Morgan Stanley	2.00%	10/17/2057	175,000	170,751	(10,123)	5,874	(4,249)
Markit CMBX.NA.AA.8	Morgan Stanley	1.50%	10/17/2057	200,000	200,110	(7,633)	7,743	110
						$(24,373)	$13,305	$(11,068)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,617. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $48,517.
(4)	Includes upfront payments received/paid.

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2018	4	Long	$848,057	$848,938	$881
U.S. 5-Year Treasury Note	September 2018	16	Long	1,815,419	1,822,250	6,831
Total Unrealized Appreciation on Open Futures Contracts						$7,712

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2018	4	Short	$(478,243)	$(481,750)	$(3,507)
U.S. 10-Year Ultra Treasury Bond	September 2018	1	Long	128,424	128,344	(80)
U.S. Long Bond	September 2018	2	Short	(285,653)	(290,250)	(4,597)
Total Unrealized Depreciation on Open Futures Contracts						$(8,184)

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,554,049	$–	$4,554,049
Corporate Bonds	–	5,635,112	–	5,635,112
Floating Rate Loans	–	219,764	–	219,764
Foreign Government Obligations	–	479,974	–	479,974
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	208,723	–	208,723
Government Sponsored Enterprises Pass-Throughs	–	2,237,819	–	2,237,819
Municipal Bond	–	5,198	–	5,198
Non-Agency Commercial Mortgage-Backed Securities	–	1,346,043	–	1,346,043
U.S. Treasury Obligations	–	229,937	–	229,937
Short-Term Investments
Asset-Backed Security	–	11,763	–	11,763
Repurchase Agreement	–	517,202	–	517,202
Total	$–	$15,445,584	$–	$15,445,584

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,407	$–	$1,407
Liabilities	–	(7,765)	–	(7,765)
Credit Default Swap Contracts
Assets	–	110	–	110
Liabilities	–	(14,886)	–	(14,886)
Futures Contracts
Assets	7,712	–	–	7,712
Liabilities	(8,184)	–	–	(8,184)
Total	$(472)	$(21,134)	$–	$(21,606)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$109,984
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(109,984)
Balance as of May 31, 2018	$–
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.02%

ASSET-BACKED SECURITIES 3.54%

Automobiles 2.84%
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021	$20	$20,202
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	100	99,335
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	18	17,988
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	65,911
Total					203,436

Other 0.70%
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	25	24,732
Hardee’s Funding LLC 2018-1A AII†(a)	4.959%		6/20/2048	25	25,000
Total					49,732
Total Asset-Backed Securities (cost $254,973)					253,168

CORPORATE BONDS 89.67%

Aerospace/Defense 0.89%
Embraer SA (Brazil)(b)	5.15%		6/15/2022	34	35,003
Lockheed Martin Corp.	7.75%		5/1/2026	15	18,568
Northrop Grumman Systems Corp.	7.875%		3/1/2026	8	9,989
Total					63,560

Automotive 3.08%
Ford Motor Co.	7.45%		7/16/2031	52	61,532
General Motors Co.	6.75%		4/1/2046	56	63,967
Hyundai Capital America†	2.50%		3/18/2019	20	19,898
Hyundai Capital America†	2.875%		8/9/2018	75	75,027
Total					220,424

Banks: Regional 14.55%
Bank of America Corp.	3.824%	#(c)	1/20/2028	140	136,909
Bank of Montreal (Canada)(b)	3.803%	#(c)	12/15/2032	11	10,287
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021	80	93,136
Citigroup, Inc.	3.887%	#(c)	1/10/2028	146	142,120
Credit Suisse AG	5.40%		1/14/2020	50	51,746
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	52	62,485
HSBC USA, Inc.	9.30%		6/1/2021	23	26,519
JPMorgan Chase & Co.	3.782%	#(c)	2/1/2028	130	127,161

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021	$80	$86,096
Macquarie Group Ltd. (Australia)†(b)	4.654%	#(c)	3/27/2029	17	16,902
Morgan Stanley	3.875%		1/27/2026	102	100,933
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	21	26,389
Toronto-Dominion Bank (The) (Canada)(b)	3.625%	#(c)	9/15/2031	50	47,871
Wells Fargo Capital X	5.95%		12/1/2086	60	64,184
Westpac Banking Corp. (Australia)(b)	4.322%	#(c)	11/23/2031	50	48,600
Total					1,041,338

Beverages 1.33%
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	54	78,338
Maple Escrow Subsidiary, Inc.†	4.597%		5/25/2028	11	11,027
Maple Escrow Subsidiary, Inc.†	5.085%		5/25/2048	6	6,043
Total					95,408

Biotechnology Research & Production 0.88%
Amgen, Inc.	6.40%		2/1/2039	28	34,381
Gilead Sciences, Inc.	4.60%		9/1/2035	28	28,940
Total					63,321

Building Materials 1.38%
Boral Finance Pty Ltd. (Australia)†(b)	3.00%		11/1/2022	11	10,684
Johnson Controls International plc	5.00%		3/30/2020	35	36,283
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	12	12,055
Vulcan Materials Co.	2.725% (3 Mo. LIBOR + .60%	)#	6/15/2020	10	10,005
Vulcan Materials Co.	2.95% (3 Mo. LIBOR + .65%	)#	3/1/2021	20	20,034
Vulcan Materials Co.†	4.70%		3/1/2048	10	9,546
Total					98,607

Business Services 0.08%
IHS Markit Ltd. (United kingdom)†(b)	4.00%		3/1/2026	6	5,742

Chemicals 1.66%
Dow Chemical Co. (The)	9.40%		5/15/2039	10	15,699
Yara International ASA (Norway)†(a)(b)	4.75%		6/1/2028	25	25,055
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	75	78,284
Total					119,038

Computer Hardware 1.23%
Apple, Inc.	4.45%		5/6/2044	25	26,462
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	47	49,647

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	$10	$12,156
Total					88,265

Computer Software 1.84%
Microsoft Corp.	3.50%		2/12/2035	70	68,548
Oracle Corp.	6.125%		7/8/2039	45	57,010
salesforce.com, Inc.	3.70%		4/11/2028	6	5,970
Total					131,528

Drugs 2.74%
AbbVie, Inc.	4.70%		5/14/2045	20	20,162
Allergan Funding SCS (Luxembourg)(b)	4.85%		6/15/2044	11	10,585
Bayer Corp.†	6.65%		2/15/2028	10	11,632
CVS Health Corp.	4.30%		3/25/2028	84	83,530
Express Scripts Holding Co.	6.125%		11/15/2041	15	17,442
Pfizer, Inc.	7.20%		3/15/2039	20	28,344
Teva Pharmaceutical Finance Co. BV (Curacao)(b)	3.65%		11/10/2021	3	2,859
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.70%		7/19/2019	22	21,499
Total					196,053

Electric: Power 10.44%
Appalachian Power Co.	7.00%		4/1/2038	10	13,420
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%		8/1/2028	22	22,081
Avista Corp.	4.35%		6/1/2048	15	15,393
Berkshire Hathaway Energy Co.	3.80%		7/15/2048	14	13,188
Cleco Power LLC	6.00%		12/1/2040	20	23,389
Dominion Energy, Inc.	7.00%		6/15/2038	30	38,487
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	35	37,223
Edison International	4.125%		3/15/2028	33	32,850
Entergy Arkansas, Inc.	4.95%		12/15/2044	36	36,554
Entergy Corp.	5.125%		9/15/2020	25	25,942
Entergy Louisiana LLC	4.00%		3/15/2033	5	5,062
Exelon Generation Co. LLC	5.60%		6/15/2042	42	42,530
Florida Power & Light Co.	2.643% (3 Mo. LIBOR + .28%	)#	11/6/2020	10	10,001
Georgia Power Co.	4.75%		9/1/2040	30	32,169
ITC Holdings Corp.†	5.50%		1/15/2020	40	41,345
Mississippi Power Co.	4.25%		3/15/2042	9	8,560
Ohio Edison Co.	8.25%		10/15/2038	18	26,549
Oncor Electric Delivery Co. LLC	7.00%		5/1/2032	10	13,114

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Pacific Gas & Electric Co.	6.05%	3/1/2034	$45	$52,252
PPL Electric Utilities Corp.	5.20%	7/15/2041	18	20,570
Progress Energy, Inc.	7.75%	3/1/2031	12	16,114
PSEG Power LLC	5.125%	4/15/2020	30	31,012
Puget Energy, Inc.	6.00%	9/1/2021	40	42,893
San Diego Gas & Electric Co.	1.914%	2/1/2022	9	8,363
SCANA Corp.	4.125%	2/1/2022	44	43,444
SCANA Corp.	4.75%	5/15/2021	8	8,088
Sempra Energy	4.00%	2/1/2048	23	21,253
South Carolina Electric & Gas Co.	6.05%	1/15/2038	10	11,540
Tampa Electric Co.	6.15%	5/15/2037	10	12,144
TransAlta Corp. (Canada)(b)	4.50%	11/15/2022	42	42,000
Total				747,530

Electrical Equipment 0.92%
Applied Materials, Inc.	3.30%	4/1/2027	12	11,696
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	8	7,590
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	10	9,333
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	17	16,226
Xilinx, Inc.	2.95%	6/1/2024	22	21,027
Total				65,872

Electronics 1.11%
Tech Data Corp.	3.70%	2/15/2022	55	54,303
Trimble, Inc.	4.75%	12/1/2024	24	24,900
Total				79,203

Financial Services 3.25%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	15	14,585
BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026	35	34,674
Discover Financial Services	4.10%	2/9/2027	24	23,265
Discover Financial Services	5.20%	4/27/2022	25	26,161
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,614
Fidelity National Financial, Inc.	5.50%	9/1/2022	32	34,279
International Lease Finance Corp.	5.875%	8/15/2022	2	2,146
International Lease Finance Corp.	8.25%	12/15/2020	32	35,646
Lazard Group LLC	4.25%	11/14/2020	15	15,349
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	23,231

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$15	$14,564
Total				232,514

Food 0.33%
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	23,710

Health Care Products 1.77%
Abbott Laboratories	4.75%	11/30/2036	23	24,221
Life Technologies Corp.	5.00%	1/15/2021	19	19,711
Life Technologies Corp.	6.00%	3/1/2020	48	50,228
Medtronic, Inc.	4.625%	3/15/2045	19	20,486
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	11	12,337
Total				126,983

Health Care Services 2.50%
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	25,918
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	14,978
HCA, Inc.	5.50%	6/15/2047	21	19,635
Kaiser Foundation Hospitals	4.15%	5/1/2047	14	14,229
Northwell Healthcare, Inc.	3.979%	11/1/2046	16	14,685
NYU Langone Hospitals	4.368%	7/1/2047	12	12,354
NYU Langone Hospitals	4.784%	7/1/2044	7	7,635
Universal Health Services, Inc.†	3.75%	8/1/2019	35	35,131
Universal Health Services, Inc.†	4.75%	8/1/2022	34	34,262
Total				178,827

Household Equipment/Products 0.14%
Newell Brands, Inc.	3.85%	4/1/2023	10	9,957

Insurance 4.34%
American International Group, Inc.	4.80%	7/10/2045	42	41,601
Aon plc (United Kingdom)(b)	3.875%	12/15/2025	25	24,759
Assurant, Inc.	4.90%	3/27/2028	15	15,152
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	12	12,054
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	20	20,879
Lincoln National Corp.	6.30%	10/9/2037	25	30,181
Protective Life Corp.	8.45%	10/15/2039	20	29,357
Securian Financial Group, Inc.†	4.80%	4/15/2048	8	7,993
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	45	48,452

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Insurance (continued)
Transatlantic Holdings, Inc.	8.00%	11/30/2039		$9	$12,351
Unum Group	5.75%	8/15/2042		17	18,407
Willis North America, Inc.	7.00%	9/29/2019		10	10,487
WR Berkley Corp.	5.375%	9/15/2020		5	5,233
XLIT Ltd. (Ireland)(b)	6.25%	5/15/2027		30	33,857
Total					310,763

Leasing 0.21%
GATX Corp.	4.55%	11/7/2028		15	15,151

Leisure 0.68%
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		2	1,878
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		27	28,651
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		15	18,251
Total					48,780

Machinery: Agricultural 0.15%
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		10	10,538

Machinery: Industrial/Specialty 1.01%
CNH Industrial Capital LLC	4.375%	4/5/2022		17	17,314
CNH Industrial Capital LLC	4.875%	4/1/2021		5	5,163
Kennametal, Inc.	2.65%	11/1/2019		25	24,930
Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028		25	24,626
Total					72,033

Manufacturing 0.90%
General Electric Co.	6.15%	8/7/2037		55	64,407

Media 3.68%
21st Century Fox America, Inc.	7.75%	12/1/2045		32	46,899
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		52	55,471
Comcast Corp.	3.969%	11/1/2047		24	21,212
Cox Communications, Inc.†	8.375%	3/1/2039		22	29,508
Grupo Televisa SAB (Mexico)(b)	6.625%	1/15/2040		7	7,746
NBCUniversal Enterprise, Inc.†	5.25%	–	(d)	100	102,250
Total					263,086

Metal Fabricating 0.47%
Valmont Industries, Inc.	5.25%	10/1/2054		30	28,406
Valmont Industries, Inc.	6.625%	4/20/2020		5	5,315
Total					33,721

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.46%
Barrick North America Finance LLC	7.50%	9/15/2038	$28	$36,421
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	6	6,200
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	25	25,239
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	15	15,045
Goldcorp, Inc. (Canada)(b)	3.70%	3/15/2023	12	11,874
Southern Copper Corp. (Peru)(b)	5.875%	4/23/2045	9	9,723
Total				104,502

Natural Gas 0.92%
National Fuel Gas Co.	3.95%	9/15/2027	8	7,659
National Fuel Gas Co.	4.90%	12/1/2021	16	16,546
National Fuel Gas Co.	7.395%	3/30/2023	15	17,117
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034	25	24,320
Total				65,642

Office Furniture & Business Equipment 0.03%
Xerox Corp.	3.625%	3/15/2023	2	1,931

Oil 5.82%
Apache Corp.	6.00%	1/15/2037	15	16,755
Canadian Natural Resources Ltd. (Canada)(b)	7.20%	1/15/2032	25	31,385
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022	5	5,117
ConocoPhillips Canada Funding Co. I	5.95%	10/15/2036	23	28,115
Continental Resources, Inc.	5.00%	9/15/2022	30	30,490
Encana Corp. (Canada)(b)	6.50%	5/15/2019	10	10,303
Eni USA, Inc.	7.30%	11/15/2027	30	36,372
Equinor ASA (Norway)(b)	7.15%	11/15/2025	26	31,889
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	50	51,956
Kerr-McGee Corp.	7.875%	9/15/2031	42	54,109
Motiva Enterprises LLC†	5.75%	1/15/2020	25	25,897
Petroleos Mexicanos (Mexico)(b)	4.50%	1/23/2026	10	9,340
Shell International Finance BV (Netherlands)(b)	3.75%	9/12/2046	43	40,773
Valero Energy Corp.	10.50%	3/15/2039	27	44,115
Total				416,616

Oil: Crude Producers 7.23%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	38	39,663
Buckeye Partners LP	2.65%	11/15/2018	40	39,955
Colonial Pipeline Co.†	4.25%	4/15/2048	24	23,472
Enbridge Energy Partners LP	4.20%	9/15/2021	25	25,313

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Enbridge Energy Partners LP	9.875%		3/1/2019	$45	$47,292
Energy Transfer Partners LP	7.50%		7/1/2038	32	37,332
Energy Transfer Partners LP	8.25%		11/15/2029	6	7,383
Enterprise Products Operating LLC	6.066% (3 Mo. LIBOR + 3.71%	)#	8/1/2066	30	30,113
Enterprise Products Operating LLC	7.55%		4/15/2038	15	20,186
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	25	26,077
Gulf South Pipeline Co. LP	4.00%		6/15/2022	7	7,000
Kinder Morgan, Inc.	7.75%		1/15/2032	47	58,355
Magellan Midstream Partners LP	6.55%		7/15/2019	5	5,192
MPLX LP	5.50%		2/15/2023	45	46,069
Northern Natural Gas Co.†	4.25%		6/1/2021	15	15,318
ONEOK Partners LP	3.20%		9/15/2018	5	5,007
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	51	55,299
TransCanada PipeLines Ltd. (Canada)(b)	7.625%		1/15/2039	16	21,379
Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	7	7,008
Total					517,413

Oil: Integrated Domestic 1.39%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%		12/15/2027	18	16,923
Halliburton Co.	7.45%		9/15/2039	28	38,117
National Oilwell Varco, Inc.	2.60%		12/1/2022	10	9,523
National Oilwell Varco, Inc.	3.95%		12/1/2042	40	34,996
Total					99,559

Paper & Forest Products 0.26%
International Paper Co.	7.30%		11/15/2039	12	15,429
West Fraser Timber Co. Ltd. (Canada)†(b)	4.35%		10/15/2024	3	2,990
Total					18,419

Real Estate Investment Trusts 4.37%
Alexandria Real Estate Equities, Inc.	3.45%		4/30/2025	20	19,189
Alexandria Real Estate Equities, Inc.	3.95%		1/15/2028	15	14,559
American Homes 4 Rent LP	4.25%		2/15/2028	18	17,405
EPR Properties	4.75%		12/15/2026	25	24,533
EPR Properties	5.25%		7/15/2023	10	10,362
EPR Properties	5.75%		8/15/2022	15	15,888
Goodman US Finance Three LLC†	3.70%		3/15/2028	18	17,144
Healthcare Realty Trust, Inc.	3.625%		1/15/2028	5	4,695
Healthcare Realty Trust, Inc.	3.875%		5/1/2025	42	41,097

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	$4	$3,893
Kilroy Realty LP	6.625%	6/1/2020	21	22,339
Liberty Property LP	4.75%	10/1/2020	15	15,472
Physicians Realty LP	4.30%	3/15/2027	31	30,289
Senior Housing Properties Trust	3.25%	5/1/2019	5	5,004
SL Green Operating Partnership LP	3.25%	10/15/2022	6	5,845
SL Green Realty Corp.	4.50%	12/1/2022	30	30,543
VEREIT Operating Partnership LP	3.95%	8/15/2027	16	14,876
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	19,941
Total				313,074

Retail 0.44%
Home Depot, Inc. (The)	4.40%	3/15/2045	18	18,868
McDonald’s Corp.	6.30%	10/15/2037	10	12,495
Total				31,363

Steel 0.30%
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	20	21,650

Technology 0.80%
Amazon.com, Inc.†	4.05%	8/22/2047	29	29,002
Amazon.com, Inc.†	4.25%	8/22/2057	5	5,007
Expedia Group, Inc.	3.80%	2/15/2028	14	12,800
Expedia Group, Inc.	5.00%	2/15/2026	10	10,239
Total				57,048

Telecommunications 3.65%
AT&T, Inc.	5.35%	9/1/2040	22	22,338
AT&T, Inc.	6.00%	8/15/2040	95	102,347
Orange SA (France)(b)	9.00%	3/1/2031	15	21,404
Verizon Communications, Inc.	4.40%	11/1/2034	100	96,012
Vodafone Group plc (United Kingdom)(b)	4.375%	5/30/2028	13	12,920
Vodafone Group plc (United Kingdom)(b)	5.25%	5/30/2048	6	6,074
Total				261,095

Transportation: Miscellaneous 1.10%
Burlington Northern Santa Fe LLC	6.15%	5/1/2037	40	49,822
Canadian Pacific Railway Co. (Canada)(b)	4.00%	6/1/2028	3	3,052
CSX Corp.	4.50%	8/1/2054	15	14,495
Norfolk Southern Corp.	5.59%	5/17/2025	10	11,066
Total				78,435

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.34%
Aquarion Co.†	4.00%	8/15/2024	$24	$24,391
Total Corporate Bonds (cost $6,580,133)				6,417,497

MUNICIPAL BONDS 0.60%

Miscellaneous
California	7.60%	11/1/2040	15	22,843
Chicago, IL	6.314%	1/1/2044	15	15,464
Illinois	5.10%	6/1/2033	5	4,821
Total Municipal Bonds (cost $43,218)				43,128

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.38%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	17	17,131
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	10	10,083
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,792)				27,214

U.S. TREASURY OBLIGATIONS 3.83%
U.S. Treasury Bond	3.125%	5/15/2048	40	40,832
U.S. Treasury Note	2.75%	5/31/2023	108	108,327
U.S. Treasury Note	2.75%	2/15/2028	126	124,834
Total U.S. Treasury Obligations (cost $270,304)				273,993
Total Long-Term Investments (cost $7,176,420)				7,015,000

SHORT-TERM INVESTMENT 2.20%

REPURCHASE AGREEMENT 2.20%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $165,000 of U.S. Treasury Note at 1.875% due 3/31/2022; value: $161,013; proceeds: $157,489 (cost $157,485)			157	157,485
Total Investments in Securities 100.22% (cost $7,333,905)				7,172,485
Liabilities in Excess of Other Assets(e) (0.22%)				(15,783)
Net Assets 100.00%				$7,156,702

LIBOR	London Interbank Offered Rate
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2018

Open Futures Contracts at May 31, 2018:
				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2018	4	Short	$ (849,743)	$ (848,937)	$806
U.S. 5-Year Treasury Note	September 2018	18	Long	2,042,346	2,050,031	7,685
Total Unrealized Appreciation on Open Futures Contracts						$8,491

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	September 2018	11	Short	$(1,315,168)	$(1,324,812)	$(9,644)
U.S. 10-Year Ultra Treasury Bond	September 2018	1	Short	(128,342)	(128,344)	(2)
Total Unrealized Depreciation on Open Futures Contracts						$(9,646)

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$253,168	$–	$253,168
Corporate Bonds	–	6,417,497	–	6,417,497
Municipal Bonds	–	43,128	–	43,128
Non-Agency Commercial Mortgage-Backed Securities	–	27,214	–	27,214
U.S. Treasury Obligations	–	273,993	–	273,993
Short-Term Investments
Repurchase Agreement	–	157,485	–	157,485
Total	$–	$7,172,485	$–	$7,172,485
Other Financial Instruments
Futures Contracts
Assets	$8,491	$–	$–	$8,491
Liabilities	(9,646)	–	–	(9,646)
Total	$(1,155)	$–	$–	$(1,155)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND May 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Floating
Investment Type	Rate Loans
Balance as of December 1, 2017	$27,947
Accrued Discounts (Premiums)	26
Realized Gain (Loss)	372
Change in Unrealized Appreciation (Depreciation)	77
Purchases	23
Sales	(28,445)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of May 31, 2018	$–
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 98.65%

ASSET-BACKED SECURITIES 0.29%

Other
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.348% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	$2,000	$2,018,415
Apidos CLO XVI 2013-16A CR†	5.355% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	3,000	3,002,669
Cedar Funding VII CLO Ltd. 2018-7A D†	4.585% (3 Mo. LIBOR + 2.55%	)#	1/20/2031	5,000	4,937,618
Cent CLO 19 Ltd. 2013-19A C†	5.659% (3 Mo. LIBOR + 3.30%	)#	10/29/2025	3,700	3,719,766
Jamestown CLO VII Ltd. 2015-7A CR†	4.96% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	5,000	4,970,212
Jay Park CLO Ltd. 2016-1A C†	6.209% (3 Mo. LIBOR + 3.85%	)#	10/20/2027	2,200	2,213,748
KKR CLO Ltd. 15 D†	6.355% (3 Mo. LIBOR + 4.00%	)#	10/18/2028	2,000	2,014,086
LCM XXII Ltd. 22A C†	6.209% (3 Mo. LIBOR + 3.85%	)#	10/20/2028	2,500	2,518,748
Palmer Square Loan Funding Ltd. 2018-1A D†	6.173% (3 Mo. LIBOR + 3.95%	)#	4/15/2026	5,000	5,001,122
Regatta IV Funding Ltd. 2014-1A DR†	5.66% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	4,000	4,011,813
Sound Point CLO II Ltd. 2013-1A B1R†	5.062% (3 Mo. LIBOR + 2.70%	)#	1/26/2031	3,750	3,750,804
Symphony CLO XII Ltd. 2013-12A DR†	5.598% (3 Mo. LIBOR + 3.25%	)#	10/15/2025	2,000	2,003,314
Total Asset-Backed Securities (cost $39,997,786)					40,162,315

				Shares
				(000)
COMMON STOCKS 0.29%

Energy 0.01%
Templar Energy LLC Class A Units				747	625,554
Vistra Energy Corp.				327	188,024
Total					813,578

Gaming/Leisure 0.28%
Caesars Entertainment Corp.*				1,532	18,613,703
VICI Properties, Inc.				1,018	19,727,512
Total					38,341,215
Total Common Stocks (cost $45,211,561)					39,154,793

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
CONVERTIBLE BONDS 0.24%

Gaming/Leisure 0.05%
Caesars Entertainment Corp.	5.00%	10/1/2024	$3,998	$7,392,307

Land Transportation 0.15%
Scorpio Tankers, Inc. (Monaco)(a)	3.00%	5/15/2022	20,619	20,722,095

Retail 0.04%
RH†	Zero Coupon	7/15/2020	5,000	5,235,555
Total Convertible Bonds (cost $32,244,062)				33,349,957

CORPORATE BONDS 7.18%

Aerospace 0.14%
Bombardier, Inc.(Canada)†(a)	7.50%	3/15/2025	18,370	19,060,712

Automotive 0.02%
Titan International, Inc.†	6.50%	11/30/2023	3,297	3,321,728

Consumer Durables 0.14%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	17,826	19,064,372

Consumer Non-Durables 0.16%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (Netherlands)†(a)	7.50%	5/1/2025	12,980	13,272,050
High Ridge Brands Co.†	8.875%	3/15/2025	4,648	2,184,560
W/S Packaging Holdings, Inc.†	9.00%	4/15/2023	6,251	6,422,902
Total				21,879,512

Energy 1.24%
Apergy Corp.†	6.375%	5/1/2026	9,702	9,883,913
Calfrac Holdings LP†	8.50%	6/15/2026	16,609	16,520,972
California Resources Corp.†	8.00%	12/15/2022	13,961	12,390,387
Eclipse Resources Corp.	8.875%	7/15/2023	9,340	8,826,300
Ensco plc (United Kingdom)(a)	7.75%	2/1/2026	16,428	15,709,275
FTS International, Inc.	6.25%	5/1/2022	21,761	22,087,415
Indigo Natural Resources LLC†	6.875%	2/15/2026	13,206	12,677,760
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	22,277	17,738,061
Noble Holding International Ltd.	7.95%	4/1/2025	21,416	19,647,038
Sanchez Energy Corp.†	7.25%	2/15/2023	19,696	19,400,560
SM Energy Co.	6.75%	9/15/2026	4,251	4,325,393
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	7,331	6,258,841
WildHorse Resource Development Corp.†	6.875%	2/1/2025	4,246	4,357,458
Total				169,823,373

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial 1.00%
ACE Cash Express, Inc.†	12.00%	12/15/2022	$22,690	$25,072,450
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	19,681	18,401,735
Enova International, Inc.†	8.50%	9/1/2024	14,095	14,799,750
Freedom Mortgage Corp.†	8.125%	11/15/2024	16,144	16,098,797
Freedom Mortgage Corp.†	8.25%	4/15/2025	7,283	7,246,585
HUB International Ltd.†	7.00%	5/1/2026	11,091	11,122,720
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	17,829	18,007,290
WeWork Cos., Inc.†	7.875%	5/1/2025	16,164	15,297,448
York Risk Services Holding Corp.†	8.50%	10/1/2022	11,996	11,216,260
Total				137,263,035

Food/Tobacco 0.14%
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026	9,688	9,445,800
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	11,628	9,709,380
Total				19,155,180

Gaming/Leisure 0.10%
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	13,045	13,664,638

Healthcare 1.01%
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	7,451	7,404,431
Kindred Healthcare, Inc.	8.75%	1/15/2023	24,497	26,181,169
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	12,122	12,000,780
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	14,628	15,158,265
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	8,394	8,540,895
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	13,090	12,271,875
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	19,243	16,484,394
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	14,674	13,995,327
Valeant Pharmaceuticals International, Inc.†	6.125%	4/15/2025	28,645	26,604,044
Total				138,641,180

Information Technology 0.19%
CURO Financial Technologies Corp.†	12.00%	3/1/2022	17,306	18,950,070
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	6,660	6,918,075
Total				25,868,145

Land Transportation 0.15%
Eletson Holdings, Inc. (Greece)†(a)	9.625%	1/15/2022	13,212	8,389,620
Kenan Advantage Group, Inc. (The)†	7.875%	7/31/2023	11,831	12,108,437
Total				20,498,057

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Manufacturing 0.46%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	$5,174	$5,309,818
BWX Technologies, Inc.†	5.375%	7/15/2026	5,448	5,516,100
Hillman Group, Inc. (The)†	6.375%	7/15/2022	19,540	18,904,950
JB Poindexter & Co., Inc.†	7.125%	4/15/2026	11,745	11,979,900
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	10,323	10,658,497
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(a)	7.75%	4/15/2026	11,659	11,105,197
Total				63,474,462

Metals & Mining 0.00%
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5	(b)

Metals/Minerals 1.19%
AK Steel Corp.	6.375%	10/15/2025	12,091	11,335,313
Aleris International, Inc.	7.875%	11/1/2020	20,346	20,651,190
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	5,975	5,750,938
Commercial Metals Co.†	5.75%	4/15/2026	14,555	14,482,225
Ferroglobe plc/Globe Specialty Metals, Inc. (United Kingdom)†(a)	9.375%	3/1/2022	18,941	20,172,165
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	3/1/2026	14,690	13,937,137
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	12,313	11,358,742
Peabody Energy Corp.†	6.375%	3/31/2025	11,316	11,782,785
Peabody Energy Corp.	10.00%	3/15/2022	10,230	1,023	(b)
Taseko Mines Ltd. (Canada)†(a)	8.75%	6/15/2022	15,128	15,695,300
TMS International Corp.†	7.25%	8/15/2025	17,394	18,046,275
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	4,696	4,496,420
Warrior Met Coal, Inc.†	8.00%	11/1/2024	14,262	14,636,377
Total				162,345,890

Retail 0.03%
IRB Holding Corp.†	6.75%	2/15/2026	4,871	4,615,273

Service 0.77%
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,515	20,104,700
APX Group, Inc.	7.625%	9/1/2023	15,752	13,901,140
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	11,991	11,556,326
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	5,279	5,344,988
Cloud Crane LLC†	10.125%	8/1/2024	17,118	18,701,415
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	12,315	11,914,763
Laureate Education, Inc.†	8.25%	5/1/2025	10,860	11,538,750

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Service (continued)
TopBuild Corp.†	5.625%		5/1/2026		$12,485	$12,328,937
Total						105,391,019

Shipping 0.34%
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%		10/30/2019		7,342	7,433,775
Golar LNG Partners LP (United Kingdom)†(a)	8.593% (3 Mo. LIBOR + 6.25%	)#	5/18/2021		7,400	7,584,253
Hoegh LNG Holdings Ltd.(c)	6.11% (3 Mo. NIBOR + 5.00%	)#	2/1/2022	NOK	87,000	10,499,285
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco)†(a)	7.375%		1/15/2022		$14,310	10,732,500
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(a)	7.25%		5/1/2022		9,820	9,635,875
Total						45,885,688

Telecommunications 0.10%
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%		8/1/2023		15,517	13,606,469
Total Corporate Bonds (cost $997,892,250)						983,558,738

					Shares
					(000)
EXCHANGE-TRADED FUND 1.12%
PowerShares Senior Loan Portfolio ETF (cost $154,805,152)					6,696	153,934,097

					Principal
					Amount
					(000)
FLOATING RATE LOANS(d) 89.53%

Aerospace 4.51%
Air Canada Replacement Term Loan (Canada)(a)	3.968% (1 Mo. LIBOR + 2.00%	)	10/6/2023		$25,503	25,642,946
Air Medical Group Holdings, Inc. 2018 New Term Loan	6.184% (1 Mo. LIBOR + 4.00%	)	3/14/2025		14,632	14,694,808
Air Medical Group Holdings, Inc. 2018 Term Loan	5.173% (1 Mo. LIBOR + 3.25%	)	4/28/2022		59,506	59,530,437
American Airlines, Inc. 2017 Replacement Term Loan	3.929% (1 Mo. LIBOR + 2.00%	)	10/10/2021		25,927	25,950,896
American Airlines, Inc. 2017 Term Loan B	3.919% (1 Mo. LIBOR + 2.00%	)	12/14/2023		44,920	44,711,218

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Aerospace (continued)
American Airlines, Inc. 2017 Term Loan B	3.968% (1 Mo. LIBOR + 2.00%	)	4/28/2023	$22,487	$22,402,399
American Airlines, Inc. 2018 Replacement Term Loan	3.718% (1 Mo. LIBOR + 1.75%	)	6/27/2025	44,161	43,691,826
Circor International, Inc. Initial Term Loan	5.418% (1 Mo. LIBOR + 3.50%	)	12/11/2024	26,266	26,364,668
Doncasters US Finance LLC 2nd Lien Term Loan	10.552% (3 Mo. LIBOR + 8.25%	)	10/9/2020	8,103	7,774,966
Doncasters US Finance LLC Term Loan B	5.837% (3 Mo. LIBOR + 3.50%	)	4/9/2020	42,977	41,697,073
Gol Luxco S.A. Term Loan (Luxembourg)(a)	6.50%		8/31/2020	32,127	32,956,785
Hyster-Yale Group, Inc. Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	5/30/2023	5,652	5,697,749
Jazz Acquisition, Inc. 1st Lien Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	6/19/2021	44,886	43,987,866
Jazz Acquisition, Inc. 2nd Lien Term Loan	9.052% (3 Mo. LIBOR + 6.75%	)	6/19/2022	17,386	16,777,490
MB Aerospace Holdings II Corp. 1st Lien Initial Term Loan	5.48% (1 Mo. LIBOR + 3.50%	)	1/22/2025	7,080	7,120,081
Transdigm Inc. 2018 New Tranche E Term Loan	4.476% (1 Mo. LIBOR + 2.50%	)	5/30/2025	23,145	23,104,353
Transdigm Inc. 2018 New Tranche F Term Loan	4.476% (1 Mo. LIBOR + 2.50%	)	6/9/2023	47,702	47,663,116
Transdigm Inc. New Tranche G Term Loan	4.48% (3 Mo. LIBOR + 2.50%) - 4.802%		8/22/2024	26,556	26,525,435
United AirLines, Inc. Refinanced Term Loan	3.73% (1 Mo. LIBOR + 1.75%	)	4/1/2024	40,835	41,032,433
Wesco Aircraft Hardware Corp. New Tranche A Term Loan	4.99% (1 Mo. LIBOR + 3.00%	)	11/30/2021	4,806	4,770,008
Wesco Aircraft Hardware Corp. Tranche B Term Loan	4.802% (3 Mo. LIBOR + 2.50%	)	2/28/2021	12,857	12,664,346
WP CPP Holdings, LLC 1st Lien Initial Term Loan	6.28% (3 Mo. LIBOR + 3.75%	)	4/30/2025	32,088	32,303,631
WP CPP Holdings, LLC 2nd Lien Initial Term Loan	10.28% (3 Mo. LIBOR + 7.75%	)	4/30/2026	9,701	9,725,253
Total					616,789,783

Chemicals 2.15%
Agro Merchants North America Holdings, Inc. 1st Lien Effective Date Term Loan	6.052% (3 Mo. LIBOR + 3.75%	)	12/6/2024	25,855	26,081,391

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Chemicals (continued)
Ashland LLC Term Loan A1	3.711% (1 Mo. LIBOR + 1.75%) - 3.73%		5/15/2020	$5,321	$5,344,561
Berry Global, Inc. Term Loan Q	3.929% (1 Mo. LIBOR + 2.00%) - 3.98%		10/1/2022	24,353	24,458,205
Cyanco Intermediate 2 Corp. 1st Lien Initial Term Loan	5.672% (3 Mo. LIBOR + 3.50%	)	3/17/2025	20,419	20,521,095
Cyanco Intermediate 2 Corp. 2nd Lien Initial Term Loan	9.672% (3 Mo. LIBOR + 7.50%	)	3/16/2026	3,889	3,879,278	(e)
Ineos US Finance LLC New 2024 Dollar Term Loan	3.98% (1 Mo. LIBOR + 2.00%	)	4/1/2024	18,467	18,508,720
Invictus U.S. Newco LLC 1st Lien Initial Term Loan	5.099% (6 Mo. LIBOR + 3.00%	)	3/28/2025	14,587	14,684,222
Invictus U.S. Newco LLC 2nd Lien Initial Term Loan	8.73% (6 Mo. LIBOR + 6.75%	)	3/30/2026	6,808	6,910,120
LTI Holdings, Inc. 1st Lien 2nd Amendment Incremental Term Loan	5.48% (1 Mo. LIBOR + 3.50%	)	5/16/2024	7,779	7,798,447
MacDermid, Inc. Tranche B6 Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	6/7/2023	13,466	13,533,487
MacDermid, Inc. Tranche B7 Term Loan	4.48% (1 Mo. LIBOR + 2.50%	)	6/7/2020	6,083	6,110,724
Plastipak Holdings, Inc. 2018 Tranche B Term Loan	4.49% (1 Mo. LIBOR + 2.50%	)	10/14/2024	19,912	19,996,003
Tata Chemicals North America Term Loan	5.063% (3 Mo. LIBOR + 2.75%	)	8/7/2020	15,576	15,663,576
Tronox Blocked Borrower LLC 1st Lien Blocked Dollar Term Loan	5.302% (3 Mo. LIBOR + 3.00%	)	9/23/2024	8,994	9,050,214
Tronox Finance LLC 1st Lien Initial Dollar Term Loan	5.302% (3 Mo. LIBOR + 3.00%	)	9/23/2024	20,754	20,883,719
Univar USA Inc. Term Loan B3	4.48% (1 Mo. LIBOR + 2.50%	)	7/1/2024	20,031	20,156,095
Vectra Co. 1st Lien Initial Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	3/8/2025	21,923	21,953,720
Vectra Co. 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	3/8/2026	6,625	6,653,984
Venator Finance S.A.R.L. Initial Term Loan	4.98% (3 Mo. LIBOR + 3.00%	)	8/8/2024	12,256	12,378,974	(e)
W.R. Grace & Co. Term Loan B1	4.058% (3 Mo. LIBOR + 1.75%	)	4/3/2025	7,165	7,193,438
W.R. Grace & Co. Term Loan B2	4.058% (3 Mo. LIBOR + 1.75%	)	4/3/2025	12,284	12,331,608
Total					294,091,581

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Consumer Durables 1.10%
Britax US Holdings Inc. Initial Dollar Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	10/15/2020	$22,301	$19,525,071
G-III Apparel Group, LTD. Initial Term Loan	7.188% (1 Mo. LIBOR + 5.25%	)	12/1/2022	25,948	26,369,510
Samsonite International S.A. Initial Tranche B Term Loan	3.73% (1 Mo. LIBOR + 1.75%	)	4/25/2025	8,751	8,709,433
Serta Simmons Bedding, LLC 1st Lien Initial Term Loan	5.423% (3 Mo. LIBOR + 3.50%) - 5.808%		11/8/2023	28,949	25,634,752
Serta Simmons Bedding, LLC 2nd Lien Initial Term Loan	10.331% (3 Mo. LIBOR + 8.00%	)	11/8/2024	20,890	16,033,353
SRAM, LLC New 1st Lien 2018 Term Loan	4.808% (6 Mo. LIBOR + 3.25%) - 4.857%		3/15/2024	19,956	20,055,657
TGP Holdings III LLC 1st Lien 2018 Refinancing Delayed Draw Term Loan	6.23% (1 Mo. LIBOR + 4.25%	)	9/25/2024	3,223	3,254,217
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.23% (1 Mo. LIBOR + 4.25%	)	9/25/2024	21,712	21,922,811
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.802% (3 Mo. LIBOR + 8.50%	)	9/25/2025	9,333	9,472,995
Total					150,977,799

Consumer Non-Durables 1.06%
CHG PPC Parent LLC 1st Lien Initial Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	3/31/2025	11,654	11,675,851
EG Group Limited 2nd Lien Term Loan (United Kingdom)(a)	10.359% (3 Mo. LIBOR + 8.00%	)	4/20/2026	16,995	16,950,388
EG Group Limited Facility Term Loan B (United Kingdom)(a)	6.338% (3 Mo. LIBOR + 4.00%	)	2/7/2025	4,718	4,712,598
Foundation Building Materials, LLC Term Loan B	–	(f)	5/9/2025	24,097	24,164,833
H.B. Fuller Company Commitment Term Loan	3.948% (1 Mo. LIBOR + 2.00%	)	10/20/2024	54,842	54,971,708
Hanesbrands Inc. New Term Loan B	3.73% (1 Mo. LIBOR + 1.75%	)	12/16/2024	9,561	9,638,769
Spectrum Holdings III Corp. 1st Lien Closing Date Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	1/31/2025	11,607	11,636,067
Spectrum Holdings III Corp. 2nd Lien Closing Date Term Loan	8.98% (1 Mo. LIBOR + 7.00%	)	1/31/2026	11,425	11,510,659	(e)
Total					145,260,873

Energy 3.27%
Apergy Corp. Initial Term Loan	4.438% (3 Mo. LIBOR + 2.50%	)	5/9/2025	28,624	28,748,944

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Energy (continued)
Brazos Delaware II, LLC Initial Term Loan	5.948% (1 Mo. LIBOR + 4.00%	)	5/21/2025	$29,065	$29,074,155
California Resources Corp. Initial Term Loan	6.698% (1 Mo. LIBOR + 4.75%	)	12/31/2022	38,075	39,058,477
California Resources Corp. Term Loan	12.336% (1 Mo. LIBOR + 10.38%	)	12/31/2021	6,829	7,682,659
Chesapeake Energy Corp. Term Loan A	9.468% (1 Mo. LIBOR + 7.50%	)	8/23/2021	28,550	30,075,365
Compass Power Generation, LLC Term Loan	6.052% (3 Mo. LIBOR + 3.75%	)	12/20/2024	24,299	24,554,727
CONSOL Energy Inc. Initial Term Loan B	7.97% (3 Mo. LIBOR + 6.00%) - 8.32%		10/28/2022	22,084	22,691,439
Consolidated Energy Finance S.A. Initial Term Loan (Luxembourg)(a)	4.417% (3 Mo. LIBOR + 2.50%	)	5/7/2025	14,540	14,567,263
EMG Utica, LLC Term Loan	5.593% (3 Mo. LIBOR + 3.75%	)	3/27/2020	15,333	15,428,729
Frontera Generation Holdings LLC Initial Term Loan	6.159% (3 Mo. LIBOR + 4.25%	)	5/2/2025	28,436	28,536,663
FTS International, Inc. Initial Term Loan	6.73% (1 Mo. LIBOR + 4.75%	)	4/16/2021	15,488	15,582,036
Keane Group Holdings, LLC Initial Term Loan	5.75% (1 Mo. LIBOR + 3.75%	)	5/25/2025	24,215	24,275,659
Lucid Energy Group II Borrower, LLC Initial Term Loan	4.934% (1 Mo. LIBOR + 3.00%	)	2/17/2025	22,643	22,473,178	(e)
McDermott International, Inc. Term Loan	6.908% (1 Mo. LIBOR + 5.00%	)	5/12/2025	24,278	24,526,364
Moxie Patriot LLC Construction Advances Term Loan B1	8.052% (3 Mo. LIBOR + 5.75%	)	12/19/2020	16,887	16,639,027
Navitas Midstream Midland Basin, LLC Initial Term Loan	6.434% (1 Mo. LIBOR + 4.50%	)	12/13/2024	16,347	16,040,523
Oryx Southern Delaware Holdings LLC Initial Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	2/28/2025	28,400	28,151,500
Pioneer Energy Services Corp. Term Loan	9.678% (1 Mo. LIBOR + 7.75%	)	11/8/2022	4,871	5,090,195	(e)
Preferred Proppants, LLC Term Loan	8.052% (3 Mo. LIBOR + 5.75%	)	7/27/2020	14,226	13,337,152
Preferred Proppants, LLC Term Loan B2	8.052% (3 Mo. LIBOR + 7.75%	)	7/27/2020	68	66,052
Seadrill Operating LP Initial Term Loan	8.302% (3 Mo. LIBOR + 6.00%	)	2/21/2021	23,908	20,904,657
TerraForm Power Operating, LLC Specified Refinancing Term Loan	3.98% (1 Mo. LIBOR + 2.00%	)	11/8/2022	3,701	3,709,200

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Energy (continued)
Traverse Midstream Partners LLC Advance Term Loan	5.85% (3 Mo. LIBOR + 4.00%	)	9/27/2024	$16,451	$16,490,811
Total					447,704,775

Financial 6.25%
Acrisure, LLC 1st Lien 2017-2 Refinancing Term Loan	6.609% (3 Mo. LIBOR + 4.25%	)	11/22/2023	11,285	11,387,977
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan	4.929% (3 Mo. LIBOR + 3.00%	)	5/9/2025	27,192	27,211,655
AmWINS Group, Inc. 2nd Lien Term Loan	8.73% (1 Mo. LIBOR + 6.75%	)	1/25/2025	7,602	7,704,652
BDF Acquisition Corp. Initial Term Loan	6.73% (1 Mo. LIBOR + 4.75%	)	2/12/2021	33,055	32,890,177	(e)
Blackhawk Network Holdings, Inc. Term Loan	–	(f)	5/23/2025	31,303	31,361,693
Blackhawk Network Holdings, Inc. Term Loan	–	(f)	5/25/2026	2,903	2,933,844
Carlisle FoodService Products, Inc. 1st Lien Initial Term Loan	4.948% (1 Mo. LIBOR + 3.00%	)	3/20/2025	4,755	4,756,361
Clipper Acquisitions Corp. Term Loan B1	4.025% (3 Mo. LIBOR + 2.00%	)	12/27/2024	7,290	7,303,398
Communications Sales & Leasing, Inc. Shortfall Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	10/24/2022	34,322	33,458,697
Culligan NewCo Ltd. 1st Lien 2017 Incremental Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	12/13/2023	15,165	15,174,273	(e)
Culligan NewCo Ltd. 1st Lien Tranche B1 Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	12/13/2023	23,338	23,403,223
DG Investment Intermediate Holdings 2, Inc. 1st Lien Delayed Draw Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	2/3/2025	211	210,460
DG Investment Intermediate Holdings 2, Inc. 1st Lien Initial Term Loan	5.302% (3 Mo. LIBOR + 3.00%	)	2/3/2025	6,955	6,941,801
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	9.052% (3 Mo. LIBOR + 6.75%	)	2/2/2026	12,906	13,099,590	(e)
EmployBridge, LLC Term Loan	7.503% (3 Mo. LIBOR + 5.00%	)	4/18/2025	24,070	24,385,919
Fly Funding II S.A.R.L. Term Loan (Luxembourg)(a)	4.37% (3 Mo. LIBOR + 2.00%	)	2/9/2023	40,475	40,519,550
Freedom Mortgage Corp. Initial Term Loan	6.711% (1 Mo. LIBOR + 4.75%	)	2/23/2022	14,431	14,625,182
Genworth Holdings, Inc. Initial Term Loan	6.428% (3 Mo. LIBOR + 4.50%	)	3/7/2023	30,913	31,569,901
Greenhill & Co., Inc. Term Loan	5.668% (1 Mo. LIBOR + 3.75%) - 6.052%		10/12/2022	16,095	16,226,117

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial (continued)
Hayward Industries, Inc. 1st Lien Initial Term Loan	5.48% (1 Mo. LIBOR + 3.50%	)	8/5/2024	$22,439	$22,597,115
Helix Gen Funding, LLC Term Loan	5.73% (3 Mo. LIBOR + 3.75%	)	6/3/2024	12,640	12,697,159
Hub International Limited Initial Term Loan	5.36% (3 Mo. LIBOR + 3.00%	)	4/25/2025	100,000	99,951,500
Institutional Shareholder Services Inc. 1st Lien Delayed Draw Term Loan	5.797% (3 Mo. LIBOR + 3.75%	)	10/16/2024	489	492,259
Institutional Shareholder Services Inc. 1st Lien Initial Term Loan	6.058% (3 Mo. LIBOR + 3.75%	)	10/16/2024	5,365	5,400,310
Janus International Group, LLC 1st Lien Initial Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	2/12/2025	8,960	8,892,845
LifeMiles Ltd. Initial Term Loan	7.448% (3 Mo. LIBOR + 5.50%) - 7.831%		8/18/2022	22,617	22,984,987	(e)
Nautilus Power, LLC Term Loan	6.23% (1 Mo. LIBOR + 4.25%	)	5/16/2024	15,570	15,722,465
Park Intermediate Holdings LLC Term Loan	3.426% (1 Mo. LIBOR + 1.45%	)	12/24/2021	52,917	52,123,245	(e)
Perspecta Inc. Term Loan B	–	(f)	4/30/2025	14,543	14,593,028
PricewaterhouseCoopers Public Sector LLP 1st Lien Initial Term Loan	5.157% (3 Mo. LIBOR + 3.25%	)	5/1/2025	13,080	13,177,749	(e)
Safe Fleet Holdings LLC 1st Lien Initial Term Loan	4.91% (1 Mo. LIBOR + 3.00%	)	2/3/2025	27,196	27,145,582
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	8.66% (1 Mo. LIBOR + 6.75%	)	2/2/2026	4,675	4,692,531
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	3/1/2021	44,815	44,814,699
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Loan	7.73% (1 Mo. LIBOR + 5.75%) - 8.057%		2/28/2022	30,374	30,487,516
Sigma Holdco B.V. Term Loan B (Netherlands)(a)	–	(f)	3/6/2025	24,352	24,369,412
Tecostar Holdings, Inc. 1st Lien 2017 Term Loan	5.409% (1 Mo. LIBOR + 3.50%	)	5/1/2024	21,447	21,608,001
VFH Parent LLC Term Loan B1	5.558% (3 Mo. LIBOR + 3.25%	)	12/30/2021	9,261	9,342,165	(e)
Vistage International, Inc. 1st Lien Term Loan B	5.928% (3 Mo. LIBOR + 4.00%	)	2/10/2025	14,249	14,355,867
Werner Finco LP Initial Term Loan	5.907% (1 Mo. LIBOR + 4.00%	)	7/24/2024	17,605	17,715,231	(e)
York Risk Services Holding Corp. Term Loan	5.73% (1 Mo. LIBOR + 3.75%	)	10/1/2021	47,897	46,735,031
Total					855,063,167

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Food & Drug 2.43%
Albertson’s LLC 2017-1 Term Loan B4	4.73% (1 Mo. LIBOR + 2.75%	)	8/25/2021	$4,848	$4,805,289
Albertson’s LLC 2017-1 Term Loan B5	5.292% (3 Mo. LIBOR + 3.00%	)	12/21/2022	43,700	43,323,883
Albertson’s LLC Last Out Term Loan	–	(f)	5/3/2023	12,117	12,148,807
Amneal Pharmaceuticals LLC Initial Term Loan	5.625% (3 Mo. LIBOR + 3.50%	)	5/4/2025	48,049	48,038,910
Aramark Intermediate HoldCo Corp. U.S. Term Loan B1	3.98% (1 Mo. LIBOR + 2.00%	)	3/11/2025	28,926	29,002,447
Keurig Green Mountain, Inc. 2017 Term Loan A	3.063% (1 Wk. LIBOR + 1.25%	)	3/3/2021	6,504	6,499,861
Mastronardi Produce Limited Initial Term Loan (Canada)(a)	5.157% (3 Mo. LIBOR + 3.25%	)	5/1/2025	6,793	6,843,947
Miller’s Ale House, Inc. Term Loan	–	(f)	5/30/2025	19,373	19,397,216	(e)
Panera Bread Co. Term Loan	3.938% (1 Mo. LIBOR + 2.00%	)	7/18/2022	43,212	42,617,685	(e)
Post Holdings, Inc. Series A Incremental Term Loan	3.97% (1 Mo. LIBOR + 2.00%	)	5/24/2024	19,563	19,606,891
Red Lobster Management LLC 1st Lien Initial Term Loan	7.23% (1 Mo. LIBOR + 5.25%	)	7/28/2021	24,099	24,083,475
Southern Graphics Inc. 1st Lien Initial Term Loan	5.48% (1 Mo. LIBOR + 3.50%	)	12/31/2022	26,729	26,840,831
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.48% (1 Mo. LIBOR + 7.50%	)	12/31/2023	9,480	9,557,025
Weight Watchers International, Inc. Initial Term Loan	6.66% (3 Mo. LIBOR + 4.75%) - 7.06%		11/29/2024	39,683	40,243,205
Total					333,009,472

Food/Tobacco 1.51%
1011778 B.C. Unlimited Liability Co. Term Loan B3 (Canada)(a)	4.23% (1 Mo. LIBOR + 2.25%	)	2/16/2024	9,671	9,677,438
CEC Entertainment, Inc. Term B Loan	5.23% (1 Mo. LIBOR + 3.25%	)	2/12/2021	29,895	28,008,295
H-Food Holdings, LLC Initial Term Loan	–	(f)	5/23/2025	16,956	16,905,641
JBS USA Lux S.A. Initial Term Loan	4.678% (1 Mo. LIBOR + 2.50%	)	10/30/2022	66,617	66,557,538
Keurig Green Mountain, Inc. Term Loan A	3.313% (1 Wk. LIBOR + 1.50%	)	3/3/2021	41,285	41,276,812
NPC International, Inc. 2nd Lien Initial Term Loan	9.48% (1 Mo. LIBOR + 7.50%	)	4/18/2025	9,531	9,745,447
Sunshine Investments B.V. Facility Term Loan B3 (Netherlands)(a)	5.593% (3 Mo. LIBOR + 3.25%	)	3/28/2025	9,780	9,831,981

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Food/Tobacco (continued)
US Foods, Inc. Initial Term Loan	4.48% (1 Mo. LIBOR + 2.50%	)	6/27/2023	$24,230	$24,363,369
Total					206,366,521

Forest Products 1.02%
Berry Global, Inc. Term Loan S	3.73% (1 Mo. LIBOR + 1.75%	)	2/8/2020	12,054	12,093,360
Berry Global, Inc. Term Loan T	3.73% (1 Mo. LIBOR + 1.75%	)	1/6/2021	13,201	13,247,982
BWay Holding Co. Initial Term Loan	5.272% (3 Mo. LIBOR + 3.25%) - 5.587%		4/3/2024	51,484	51,676,968
Klockner Pentaplast of America, Inc. Dollar Term Loan	6.23% (1 Mo. LIBOR + 4.25%	)	6/30/2022	39,001	37,709,106
Ranpak Corp. 2nd Lien Initial Term Loan	9.185% (1 Mo. LIBOR + 7.25%	)	10/3/2022	79	79,301	(e)
Ranpak Corp. Tranche B1 Dollar Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	10/1/2021	2,740	2,754,123	(e)
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	3/11/2022	22,170	22,331,755
Total					139,892,595

Gaming/Leisure 7.50%
24 Hour Fitness Worldwide, Inc. Term Loan B	6.025% (3 Mo. LIBOR + 3.75%	)	5/30/2025	28,579	28,614,724
Aristocrat Leisure Limited Term Loan B3 (Marshall Islands)	3.842% (3 Mo. LIBOR + 1.75%) - 4.105%		10/19/2024	14,363	14,313,019
Caesars Resort Collection, LLC Term Loan B	4.73% (1 Mo. LIBOR + 2.75%	)	12/23/2024	65,241	65,344,595
CCM Merger, Inc. Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	8/6/2021	12,511	12,567,051
CEOC, LLC Term B Loan	3.98% (1 Mo. LIBOR + 2.00%	)	10/7/2024	45,579	45,628,894
Churchill Downs Inc. Facility Term Loan B	3.99% (1 Mo. LIBOR + 2.00%	)	12/27/2024	8,749	8,806,510
Cowlitz Tribal Gaming Authority Term B Loan	12.48% (1 Mo. LIBOR + 10.50%	)	12/6/2021	20,962	22,795,658	(e)
Crown Finance US, Inc. Initial Dollar Tranche Term Loan	4.48% (1 Mo. LIBOR + 2.50%	)	2/28/2025	43,124	43,014,034
Eldorado Resorts, Inc. Term Loan	4.188% (2 Mo. LIBOR + 2.25%) - 4.375%		4/17/2024	11,716	11,762,707
Equinox Holdings Inc. Term Loan B1	4.98% (1 Mo. LIBOR + 3.00%	)	3/8/2024	20,954	21,050,791

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Gaming/Leisure (continued)
Equinox Holdings Inc. 2nd Lien Initial Term Loan	8.98% (1 Mo. LIBOR + 7.00%	)	9/6/2024	$8,825	$9,061,069
ESH Hospitality, Inc. Third Repriced Term Loan	3.98% (1 Mo. LIBOR + 2.00%	)	8/30/2023	25,636	25,725,861
Everi Payments Inc. Term Loan B	4.98% (1 Mo. LIBOR + 3.00%	)	5/9/2024	32,895	33,014,254
Four Seasons Holdings Inc. 1st Lien 2013 Term Loan (Canada)(a)	3.98% (1 Mo. LIBOR + 2.00%	)	11/30/2023	16,142	16,221,715
Gateway Casinos & Entertainment Limited Initial Term Loan (Canada)(a)	5.473% (3 Mo. LIBOR + 3.00%	)	12/1/2023	11,667	11,787,287
GLP Capital, LP Incremental Tranche A1 Term Loan	3.434% (1 Mo. LIBOR + 1.50%	)	7/31/2021	41,886	41,624,303
Golden Entertainment, Inc. 1st Lien Facility Term Loan B	4.98% (1 Mo. LIBOR + 3.00%	)	10/21/2024	43,910	44,211,831
Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	8.97% (1 Mo. LIBOR + 7.00%	)	10/20/2025	19,485	19,910,826
GVC Holdings PLC Facility Term Loan B2 (Isle of Man)(a)	4.48% (1 Mo. LIBOR + 2.50%	)	3/29/2024	9,716	9,752,435
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	7/31/2024	29,864	29,976,292
K-Mac Holdings Corp. 1st Lien Initial Term Loan	5.184% (1 Mo. LIBOR + 3.25%	)	3/14/2025	17,555	17,675,691
K-Mac Holdings Corp. 2nd Lien Initial Term Loan	8.684% (1 Mo. LIBOR + 6.75%	)	3/16/2026	1,945	1,967,494
Las Vegas Sands, LLC 2018 Refinancing Term Loan	3.73% (1 Mo. LIBOR + 1.75%	)	3/27/2025	972	973,482
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.73% (1 Mo. LIBOR + 2.75%) - 5.057%		6/10/2022	45,772	45,853,965
MGM Growth Properties Operating Partnership LP Term Loan B	3.754% (1 Wk. LIBOR + 2.00%	)	4/25/2023	22,765	22,800,000
Mohegan Tribal Gaming Authority Term Loan A	5.73% (1 Mo. LIBOR + 3.75%	)	10/13/2021	16,595	16,242,505
Mohegan Tribal Gaming Authority Term Loan B	5.98% (1 Mo. LIBOR + 3.75%	)	10/13/2023	25,732	24,761,451
NAI Entertainment Holdings LLC Tranche B Term Loan	4.43% (3 Mo. LIBOR + 2.50%	)	5/8/2025	7,276	7,272,980
NCL Corp. Ltd. Term Loan B	3.673% (1 Mo. LIBOR + 1.75%	)	10/10/2021	9,756	9,801,303
Penn National Gaming, Inc. Term A Facility Refinancing Loan	3.73% (1 Mo. LIBOR + 1.75%	)	1/19/2022	18,050	18,083,934
Pinnacle Entertainment, Inc. Facility Term Loan A	3.56% (2 Mo. LIBOR + 1.50%	)	4/28/2021	7,856	7,864,567

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Gaming/Leisure (continued)
Recess Holdings, Inc. 1st Lien Initial Term Loan	6.203% (3 Mo. LIBOR + 3.75%	)	9/30/2024	$14,710	$14,820,119
Scientific Games International, Inc. Initial Term Loan B5	4.73% (1 Mo. LIBOR + 2.75%	)	8/14/2024	61,880	62,156,170
Seminole Tribe of Florida 2018 Replacement Term Loan B	3.73% (1 Mo. LIBOR + 1.75%	)	7/8/2024	45,428	45,722,140
Stars Group Inc., (The) 2018 Dollar Term Loan (Netherlands)(a)	5.325% (3 Mo. LIBOR + 3.00%	)	4/6/2025	62,544	62,684,240
Station Casinos LLC Facility Term Loan B	4.49% (1 Mo. LIBOR + 2.50%	)	6/8/2023	25,810	25,856,958
Town Sports International, LLC Initial Term Loan	5.476% (1 Mo. LIBOR + 3.50%	)	11/15/2020	27,445	27,359,074
Travel Leaders Group, LLC New Incremental Term Loan	7.001% (6 Mo. LIBOR + 4.50%	)	1/25/2024	5,665	5,733,319
VICI Properties 1 LLC Term B Loan	3.961% (1 Mo. LIBOR + 2.00%	)	12/20/2024	34,047	34,094,360
Wyndham Hotels & Resorts, Inc. Term Loan B	–	(f)	5/30/2025	25,113	25,233,291
Wynn America, LLC Extended Facility Term Loan	3.74% (1 Mo. LIBOR + 1.75%	)	12/31/2021	34,931	34,931,000
Total					1,027,071,899

Healthcare 5.51%
Air Methods Corp. Initial Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	4/22/2024	13,522	13,460,668
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.23% (1 Mo. LIBOR + 2.25%	)	5/20/2024	7,347	7,385,233
Change Healthcare Holdings, Inc. Closing Date Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	3/1/2024	40,458	40,488,708
CHS/Community Health Systems, Inc. Incremental 2019 Term Loan G	5.307% (3 Mo. LIBOR + 3.00%	)	12/31/2019	49,743	49,559,763
CHS/Community Health Systems, Inc. Incremental 2021 Term Loan H	5.557% (3 Mo. LIBOR + 3.25%	)	1/27/2021	4,784	4,667,580
Concentra Inc. 1st Lien Tranche B1 Term Loan	4.66% (1 Mo. LIBOR + 2.75%	)	6/1/2022	33,180	33,338,932
CP VI Bella Midco, LLC 1st Lien Initial Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	12/27/2024	14,161	14,129,569
CP VI Bella Midco, LLC 2nd Lien Initial Loan	8.73% (1 Mo. LIBOR + 6.75%	)	12/29/2025	7,710	7,658,574
Diplomat Pharmacy, Inc. Initial Term Loan B	6.49% (1 Mo. LIBOR + 4.50%	)	12/20/2024	12,800	12,960,144
Envision Healthcare Corp. Initial Term Loan	4.99% (1 Mo. LIBOR + 3.00%	)	12/1/2023	21,658	21,739,435

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Healthcare (continued)
FHC Health Systems, Inc. Initial Term Loan	5.98% (1 Mo. LIBOR + 4.00%	)	12/23/2021	$21,048	$19,785,044
Genoa, a QoL Healthcare Co., LLC 1st Lien Amendment No. 1 Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	10/30/2023	10,827	10,906,148
Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	9.98% (1 Mo. LIBOR + 8.00%	)	10/28/2024	2,430	2,478,600
Grifols Worldwide Operations Limited Dollar Tranche A Term Loan	3.505% (1 Wk. . LIBOR + 1.75%	)	1/31/2023	1,641	1,643,378
Grifols Worldwide Operations Limited Tranche B Term Loan	4.005% (1 Wk. LIBOR + 2.25%	)	1/31/2025	39,215	39,377,632
HCA Inc. Tranche B10 Term Loan	3.98% (1 Mo. LIBOR + 2.00%	)	3/13/2025	6,316	6,369,528
Heartland Dental, LLC Initial Term Loan	5.73% (1 Mo. LIBOR + 3.75%	)	4/30/2025	14,766	14,812,221
Jaguar Holding Co. I, LLC 2018 Term Loan	4.48% (1 Mo. LIBOR + 2.50%) - 4.802%		8/18/2022	32,430	32,456,105
Kindred Healthcare, Inc. New Term Loan	–	(f)	4/9/2021	14,527	14,536,079	(e)
MPH Acquisition Holdings LLC Initial Term Loan	5.052% (3 Mo. LIBOR + 2.75%	)	6/7/2023	28,659	28,746,659
NVA Holdings, Inc. 1st Lien Term Loan B3	5.052% (3 Mo. LIBOR + 2.75%	)	2/2/2025	30,843	30,949,100
Ortho-Clinical Diagnostics Holdings S.A.R.L. Initial Term Loan	5.729% (1 Mo. LIBOR + 3.75%	)	6/30/2021	48,528	48,649,391
Owens & Minor, Inc. Term Loan B	6.48% (1 Mo. LIBOR + 4.50%	)	5/2/2025	24,233	23,788,809
RPI Finance Trust Initial Term Loan B6	4.302% (3 Mo. LIBOR + 2.00%	)	3/27/2023	43,676	43,855,136
Select Medical Corp. Tranche B Term Loan	4.68% (3 Mo. LIBOR + 3.50%) - 6.50%		3/1/2021	25,327	25,490,784
Surgery Center Holdings, Inc. Initial Term Loan	5.35% (2 Mo. LIBOR + 3.25%	)	9/2/2024	24,210	24,214,598
Team Health Holdings, Inc. Initial Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	2/6/2024	30,950	29,969,863
Titan Acquisition Limited Initial Term Loan (United Kingdom)(a)	5.056% (2 Mo. LIBOR + 3.00%	)	3/28/2025	55,931	55,631,769
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	6.552% (3 Mo. LIBOR + 4.25%	)	12/30/2022	42,904	42,773,968
Valeant Pharmaceuticals International, Inc. Initial Term Loan (Canada)(a)	–	(f)	6/2/2025	19,376	19,428,121
Valeant Pharmaceuticals International, Inc. Series F4 Tranche B Term Loan (Canada)(a)	–	(f)	4/1/2022	9,690	9,719,700

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Healthcare (continued)
Wink Holdco, Inc. 1st Lien Initial Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	12/2/2024		$19,524	$19,463,543
Wink Holdco, Inc. 2nd Lien Initial Term Loan	8.74% (1 Mo. LIBOR + 6.75%	)	12/1/2025		4,485	4,486,884
Total						754,921,666

Housing 1.52%
Builders FirstSource, Inc. Refinancing Term Loan	5.302% (3 Mo. LIBOR + 3.00%	)	2/29/2024		25,321	25,426,872
C.H.I. Overhead Doors, Inc. 1st Lien Initial Term Loan	5.23% (3 Mo. LIBOR + 3.25%	)	7/29/2022		11,917	11,987,839
CPG International LLC New Term Loan	5.593% (3 Mo. LIBOR + 3.75%	)	5/5/2024		21,926	22,070,084
GYP Holdings III Corp. 1st Lien 2017 Incremental Term Loan	5.359% (3 Mo. LIBOR + 3.00%	)	4/1/2023		18,671	18,684,530
Invitation Homes Operating Partnership LP Term Loan A	3.734% (1 Mo. LIBOR + 1.80%	)	2/7/2022		45,346	44,495,762
LBM Borrower, LLC 1st Lien Tranche C Term Loan	5.847% (2 Mo. LIBOR + 3.75%	)	8/20/2022		17,613	17,741,581
NCI Building Systems, Inc. Initial Term Loan	3.98% (1 Mo. LIBOR + 2.00%	)	2/7/2025		4,869	4,876,620
PGT Innovations, Inc. Initial Term Loan	5.48% (1 Mo. LIBOR + 3.50%) - 5.591%		2/16/2022		3,224	3,263,857	(e)
Realogy Group LLC Extended 2025 Term Loan	4.179% (1 Mo. LIBOR + 2.25%	)	2/8/2025		9,994	10,057,947
Summit Materials, LLC New Term Loan	3.98% (1 Mo. LIBOR + 2.00%	)	11/21/2024		18,309	18,457,469
USIC Holdings, Inc. 1st Lien New Term Loan	5.277% (3 Mo. LIBOR + 3.25%	)	12/8/2023		27,984	28,150,543
USIC Holdings, Inc. Incremental Term Loan B	–	(f)	12/8/2023		2,785	2,800,587
Total						208,013,691

Information Technology 10.49%
Altran Technologies Facility Term Loan B(c)	–	(f)	3/20/2025	EUR	9,079	10,671,867
Altran Technologies Facility Term Loan B (France)(a)	2.75% (2 Mo. LIBOR + 2.75%	)	3/20/2025		$9,739	9,802,303
Avaya, Inc. Initial Term Loan	6.684% (1 Mo. LIBOR + 4.75%	)	12/15/2024		13,328	13,424,322
Barracuda Networks, Inc. 1st Lien Term Loan	5.168% (1 Mo. LIBOR + 3.25%	)	2/12/2025		16,459	16,565,243
Barracuda Networks, Inc. 2nd Lien Term Loan	9.168% (1 Mo. LIBOR + 7.25%	)	2/12/2026		11,116	11,310,530

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Information Technology (continued)
BMC Software Finance, Inc. Initial Dollar Term Loan B2	5.23% (1 Mo. LIBOR + 3.25%	)	9/10/2022	$28,595	$28,665,519
Cavium, Inc. Term Loan B1	4.218% (1 Mo. LIBOR + 2.25%	)	8/16/2022	10,168	10,193,276	(e)
CDW LLC Term Loan	4.06% (3 Mo. LIBOR + 1.75%	)	8/17/2023	3,206	3,225,127
Cypress Intermediate Holdings III, Inc. 1st Lien Initial Term Loan	4.99% (1 Mo. LIBOR + 3.00%	)	4/29/2024	35,544	35,674,495
Cypress Intermediate Holdings III, Inc. 2nd Lien Initial Term Loan	8.73% (1 Mo. LIBOR + 6.75%	)	4/28/2025	6,303	6,354,243
Dell International LLC Refinancing Term Loan B	3.99% (1 Mo. LIBOR + 2.00%	)	9/7/2023	72,042	72,055,383
Dell International LLC Replacement Term Loan A2	3.74% (1 Mo. LIBOR + 1.75%	)	9/7/2021	144,019	144,083,981
DigiCert, Inc. 1st Lien Term Loan	6.73% (1 Mo. LIBOR + 4.75%	)	10/31/2024	9,780	9,778,924
Epicor Software Corp. Term Loan B	5.24% (1 Mo. LIBOR + 3.25%	)	6/1/2022	35,831	36,064,556
First Data Corp. 2024A New Dollar Term Loan	3.965% (1 Mo. LIBOR + 2.00%	)	4/26/2024	72,450	72,494,965
FleetCor Technologies Operating Co., LLC Term Loan A	3.48% (1 Mo. LIBOR + 1.50%	)	8/2/2022	6,752	6,777,195
Gopher Resource, LLC Initial Term Loan	5.478% (3 Mo. LIBOR + 3.25%	)	3/6/2025	19,996	20,233,465
Hyland Software, Inc. 1st Lien Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	7/1/2022	10,672	10,767,705
Hyland Software, Inc. 2nd Lien Initial Loan	8.98% (1 Mo. LIBOR + 7.00%	)	7/7/2025	29,561	30,152,231
I-Logic Technologies Bidco Limited Initial Dollar Term Loan (United Kingdom)(a)	6.302% (3 Mo. LIBOR + 4.00%	)	12/21/2024	19,208	19,376,338	(e)
Infor (US), Inc. Tranche B6 Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	2/1/2022	53,916	53,998,612
Intralinks, Inc. 1st Lien Initial Term Loan	5.99% (1 Mo. LIBOR + 4.00%	)	11/14/2024	15,201	15,251,598
KeyW Corp., (The) Term Loan	6.428% (1 Mo. LIBOR + 4.50%	)	5/8/2024	14,258	14,382,757	(e)
Kronos Inc. 1st Lien Incremental Term Loan	5.056% (2 Mo. LIBOR + 3.00%) - 5.358%		11/1/2023	24,088	24,235,445
Kronos Inc. 2nd Lien Initial Term Loan	10.608% (3 Mo. LIBOR + 8.25%	)	11/1/2024	5,875	6,104,742
Laird PLC Term Loan(a)	–	(f)	5/2/2025	14,539	14,542,053
MA FinanceCo., LLC Tranche B3 Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	6/21/2024	6,923	6,912,876

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Information Technology (continued)
MacDonald, Dettwiler and Associates Ltd. Initial Term Loan B (Canada)(a)	4.74% (1 Mo. LIBOR + 2.75%	)	10/4/2024	$23,550	$23,579,312
Marketo, Inc. Term Loan	5.613% (3 Mo. LIBOR + 3.25%	)	2/7/2025	20,951	20,895,375
McAfee, LLC Closing Date USD Term Loan	6.468% (1 Mo. LIBOR + 4.50%	)	9/30/2024	25,546	25,772,817
Microchip Technology Inc. Initial Term Loan	–	(f)	5/29/2025	40,083	40,368,591
Numericable U.S. LLC Dollar Term Loan TLB12 (France)(a)	5.348% (3 Mo. LIBOR + 3.00%	)	1/31/2026	7,298	7,205,089
Omnitracs, LLC Term Loan	5.021% (3 Mo. LIBOR + 2.75%	)	3/21/2025	10,688	10,644,607
ON Semiconductor Corp. 2017 New Replacement Term Loan B2	3.73% (1 Mo. LIBOR + 1.75%	)	3/31/2023	19,706	19,771,633
Peak 10 Holding Corp. 1st Lien Initial Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	8/1/2024	36,681	36,233,538
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.608% (3 Mo. LIBOR + 7.25%	)	8/1/2025	22,760	22,958,717
Prometric Holdings Inc. 1st Lien Initial Term Loan	4.99% (1 Mo. LIBOR + 3.00%	)	1/29/2025	9,741	9,807,969
Quest Software US Holdings Inc. 1st Lien Initial Term Loan	6.576% (3 Mo. LIBOR + 4.25%	)	5/16/2025	4,844	4,859,137
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.032% (3 Mo. LIBOR + 3.00%) - 5.363%		11/3/2023	77,724	77,311,359
Renaissance Learning, Inc. Term Loan	–	(f)	5/30/2025	11,624	11,648,236
RP Crown Parent, LLC Initial Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	10/12/2023	15,929	16,012,992
Seattle SpinCo, Inc. Initial Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	6/21/2024	46,848	46,781,466
SolarWinds Holdings, Inc. 1st Lien 2018 Refinancing Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	2/5/2024	56,241	56,539,717
Sophia, LP Term Loan B	5.552% (3 Mo. LIBOR + 3.25%	)	9/30/2022	54,113	54,252,797
SS&C Technologies Holdings, Inc. Term Loan B3 (Luxembourg)	4.48% (1 Mo. LIBOR + 2.50%	)	4/16/2025	66,858	67,314,232
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(a)	4.48% (1 Mo. LIBOR + 2.50%	)	4/16/2025	25,032	25,202,450
TierPoint, LLC 1st Lien Initial Term Loan	5.73% (1 Mo. LIBOR + 3.75%	)	5/6/2024	24,963	24,253,414
TierPoint, LLC 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	5/5/2025	6,324	6,260,760
West Corp. Incremental Term Loan B1	5.48% (1 Mo. LIBOR + 3.50%	)	10/10/2024	9,710	9,645,817
West Corp. Initial Term Loan B	5.98% (1 Mo. LIBOR + 4.00%	)	10/10/2024	53,024	53,038,026

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Information Technology (continued)
Western Digital Corp. U.S. Term Loan B4	3.71% (1 Mo. LIBOR + 1.75%	)	4/29/2023	$32,901	$33,020,670
Zotec Partners, LLC Term Loan	6.934% (1 Mo. LIBOR + 5.00%	)	2/14/2024	29,158	29,376,685	(e)
Total					1,435,855,157

Manufacturing 5.91%
ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	9/27/2024	20,457	20,601,646
Airxcel, Inc. 1st Lien Initial Term Loan	6.468% (1 Mo. LIBOR + 4.50%	)	4/28/2025	12,610	12,646,821
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(a)	6.859% (3 Mo. LIBOR + 4.50%	)	8/29/2021	7,638	7,557,266
American Axle & Manufacturing, Inc. Tranche B Term Loan	4.01% (1 Wk. LIBOR + 2.25%	)	4/6/2024	56,581	56,731,300
ARVOS BidCo S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(a)	6.859% (3 Mo. LIBOR + 4.50%	)	8/29/2021	7,638	7,557,266
Associated Asphalt Partners, LLC Tranche B Term Loan	–	(f)	4/5/2024	14,886	14,461,359
Bright Bidco B.V. 2018 Refinancing Term Loan B (Netherlands)(a)	5.48% (3 Mo. LIBOR + 3.50%) - 5.802%		6/30/2024	55,608	55,552,182
CH Hold Corp. 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	2/3/2025	2,625	2,690,625	(e)
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.953% (1 Mo. LIBOR + 3.00%	)	11/23/2020	44,829	44,003,030
Crosby US Acquisition Corp. 2nd Lien Initial Term Loan	7.953% (1 Mo. LIBOR + 6.00%	)	11/22/2021	4,863	4,796,134
Dayco Products LLC Term Loan	7.307% (3 Mo. LIBOR + 5.00%	)	5/19/2023	24,880	25,035,188	(e)
DiversiTech Holdings, Inc. 1st Lien Tranche B1 Term Loan	5.31% (3 Mo. LIBOR + 3.00%	)	6/3/2024	19,592	19,555,081
Electrical Components International, Inc. Term Loan	7.052% (3 Mo. LIBOR + 4.75%	)	5/28/2021	27,289	27,357,435
EXC Holdings III Corp. 1st Lien Initial Dollar Term Loan	5.161% (6 Mo. LIBOR + 3.50%	)	12/2/2024	19,616	19,820,234
EXC Holdings III Corp. 2nd Lien Initial Term Loan	9.161% (3 Mo. LIBOR + 7.50%	)	12/1/2025	17,968	18,439,660	(e)
Forterra Finance, LLC Replacement Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	10/25/2023	15,306	14,373,947
FPC Holdings, Inc. 1st Lien Term Loan B1	6.30% (3 Mo. LIBOR + 4.00%	)	11/18/2022	30,984	31,177,650

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Manufacturing (continued)
FPC Holdings, Inc. 2nd Lien Term Loan B1	10.30% (3 Mo. LIBOR + 8.00%	)	5/19/2023	$8,738	$8,650,620
Gardner Denver, Inc. Tranche B1 Dollar Term Loan	5.052% (3 Mo. LIBOR + 2.75%	)	7/30/2024	32,168	32,354,125
Gates Global LLC Initial Dollar Term Loan B2	5.052% (3 Mo. LIBOR + 2.75%	)	4/1/2024	13,195	13,277,004
GYP Holdings III Corp. 1st Lien 2018 Incremental Term Loan	–	(f)	6/1/2025	14,531	14,541,898
Jason, Inc. 1st Lien Initial Term Loan	6.556% - 6.802%		6/30/2021	26,968	26,608,638
Jason, Inc. 2nd Lien Initial Term Loan	10.302% (3 Mo. LIBOR + 8.00%	)	6/30/2022	1,088	1,005,353
KBR, Inc. Term Loan B	5.71% (1 Mo. LIBOR + 3.75%	)	4/25/2025	26,703	26,811,548
LTI Holdings, Inc. 1st Lien Initial Term Loan	6.73% (1 Mo. LIBOR + 4.75%	)	5/16/2024	27,052	27,204,360
LTI Holdings, Inc. 2nd Lien Initial Term Loan	10.73% (1 Mo. LIBOR + 8.75%	)	5/16/2025	12,572	12,760,580	(e)
Milacron LLC Term Loan B	4.48% (1 Mo. LIBOR + 2.50%	)	9/28/2023	20,274	20,330,516
Pelican Products, Inc. 1st Lien Term Loan	5.407% (3 Mo. LIBOR + 3.50%	)	5/1/2025	18,118	18,219,914
Pelican Products, Inc. 2nd Lien Term Loan	9.657% (3 Mo. LIBOR + 7.75%	)	5/1/2026	1,163	1,178,991
Pisces Midco, Inc. Initial Term Loan	6.089% (3 Mo. LIBOR + 3.75%	)	4/12/2025	29,130	29,246,520
Plaze, Inc. Term Loan	5.625% (3 Mo. LIBOR + 3.50%) - 5.808%		7/31/2022	17,000	17,134,189
Pro Mach Group, Inc. 1st Lien Initial Term Loan	5.035% (3 Mo. LIBOR + 3.00%	)	3/7/2025	21,742	21,701,091
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.409% (1 Mo. LIBOR + 3.50%) - 5.858%		11/20/2023	9,625	9,691,220
RBS Global, Inc. Refinancing Term Loan	4.211% (1 Mo. LIBOR + 2.25%	)	8/21/2024	16,343	16,432,972
Shape Technologies Group, Inc. Initial Term Loan	4.948% (6 Mo. LIBOR + 3.00%) - 5.499%		4/20/2025	11,632	11,682,890	(e)
SRS Distribution Inc. Initial Term Loan	5.58% (3 Mo. LIBOR + 3.25%	)	5/23/2025	23,251	23,173,458
Unifrax I LLC 2nd Lien Initial Term Loan	9.802% (3 Mo. LIBOR + 7.50%	)	11/7/2025	7,804	7,914,583
Unifrax I LLC Initial Dollar Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	4/4/2024	25,467	25,694,767
Utex Industries, Inc. 1st Lien Initial Term Loan	5.98%		5/21/2021	38,441	38,210,114

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Manufacturing (continued)
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	5/20/2022	$22,775	$22,395,455
Total					808,577,630

Media/Telecommunications 11.27%
Altice Financing S.A. March 2017 Refinancing Term Loan (Luxembourg)(a)	5.098% (3 Mo. LIBOR + 2.75%	)	7/15/2025	13,476	13,295,571
Altice US Finance I Corp. March 2017 Refinancing Term Loan	4.23% (1 Mo. LIBOR + 2.25%	)	7/28/2025	34,128	34,047,211
CBS Radio Inc. Additional Term Loan B1	4.698% (1 Mo. LIBOR + 2.75%	)	11/18/2024	11,443	11,356,681
CenturyLink, Inc. Initial Term B Loan	4.73% (1 Mo. LIBOR + 2.75%	)	1/31/2025	75,300	74,453,251
Charter Communications Operating, LLC Term B Loan	3.99% (1 Mo. LIBOR + 2.00%	)	4/30/2025	118,332	118,695,708
Cogeco Communications (USA) II LP Term Loan B	4.355% (1 Mo. LIBOR + 2.38%	)	1/3/2025	19,380	19,361,880
Cologix Holdings, Inc. 1st Lien Initial Term Loan (Canada)	4.961% (1 Mo. LIBOR + 3.00%	)	3/20/2024	14,921	14,946,649
Consolidated Communications, Inc. Initial Term Loan	4.99% (1 Mo. LIBOR + 3.00%	)	10/5/2023	12,124	12,083,054
CSC Holdings, LLC January 2018 Incremental Term Loan	4.419% (1 Mo. LIBOR + 2.50%	)	1/25/2026	24,353	24,349,225
CSC Holdings, LLC March 2017 Refinancing Term Loan	4.169% (1 Mo. LIBOR + 2.25%	)	7/17/2025	69,176	69,046,730
Cyxtera DC Holdings, Inc. 1st Lien Initial Term Loan	5.36% (3 Mo. LIBOR + 3.00%	)	5/1/2024	39,097	39,169,866
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.61% (3 Mo. LIBOR + 7.25%	)	5/1/2025	26,341	26,160,215
Formula One Management Limited Facility Term Loan B3 (Luxembourg)(a)	4.48% (1 Mo. LIBOR + 2.50%	)	2/1/2024	63,653	63,348,578
Frontier Communications Corp. Initial Loan	4.74% (1 Mo. LIBOR + 2.75%	)	3/31/2021	22,085	21,857,559
Frontier Communications Corp. Term Loan B1	5.74% (1 Mo. LIBOR + 3.75%	)	6/15/2024	26,727	26,554,892
Getty Images, Inc. Initial Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	10/18/2019	41,012	39,859,055
Hargray Communications Group, Inc. Initial Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	5/16/2024	16,531	16,606,581
iHeartCommunications, Inc. Tranche E Term Loan	–	(f)	7/30/2019	82,584	64,982,970
Intelsat Jackson Holdings S.A. Tranche B3 Term Loan (Luxembourg)(a)	5.718% (1 Mo. LIBOR + 3.75%	)	11/27/2023	37,828	38,024,327

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Media/Telecommunications (continued)
Intelsat Jackson Holdings S.A. Tranche B4 Term Loan (Luxembourg)(a)	6.468% (1 Mo. LIBOR + 4.50%	)	1/2/2024	$4,872	$5,056,430
Level 3 Financing, Inc. 2024 Tranche B Term Loan	4.211% (1 Mo. LIBOR + 2.25%	)	2/22/2024	31,473	31,543,027
Lions Gate Capital Holdings LLC Term Loan B	4.211% (1 Mo. LIBOR + 2.25%	)	3/24/2025	29,162	29,171,186
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(a)	8.058% (3 Mo. LIBOR + 5.75%	)	8/13/2021	20,450	20,440,693
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(a)	11.308% (3 Mo. LIBOR + 9.00%	)	8/13/2022	21,159	21,103,458
Meredith Corp. Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	1/31/2025	14,613	14,691,545
Mission Broadcasting, Inc. Term Loan B2	4.407% (1 Mo. LIBOR + 2.50%	)	1/17/2024	3,562	3,576,707
Nexstar Broadcasting, Inc. Term Loan B2	4.407% (1 Mo. LIBOR + 2.50%	)	1/17/2024	27,737	27,852,254
Nielsen Finance LLC Term Loan B4	3.928% (1 Mo. LIBOR + 2.00%	)	10/4/2023	11,667	11,700,724
Radiate Holdco, LLC Closing Date Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	2/1/2024	40,789	40,251,195
SBA Senior Finance II LLC Initial Term Loan	3.99% (1 Mo. LIBOR + 2.00%	)	4/11/2025	12,674	12,674,627
Sinclair Television Group, Inc. Term Loan B	–	(f)	12/12/2024	35,801	35,834,653
Sinclair Television Group, Inc. Tranche B Term Loan	4.24% (1 Mo. LIBOR + 2.25%	)	1/3/2024	33,086	33,141,312
SMG US Midco 2, Inc. 1st Lien Initial Term Loan	5.23% (3 Mo. LIBOR + 3.25%	)	1/23/2025	23,713	23,841,524
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	8.98% (1 Mo. LIBOR + 7.00%	)	1/23/2026	7,534	7,670,687
Sprint Communications, Inc. Initial Term Loan	4.50% (1 Mo. LIBOR + 2.50%	)	2/2/2024	75,890	75,975,844
Syniverse Holdings, Inc. Tranche C Term Loan	6.928% (1 Mo. LIBOR + 5.00%	)	3/9/2023	24,298	24,388,875
Telenet Financing USD LLC Facility Term Loan AL	4.419% (1 Mo. LIBOR + 2.50%	)	3/1/2026	28,212	28,277,311
Telenet Financing USD LLC Facility Term Loan AN	–	(f)	8/15/2026	23,348	23,346,833
Telesat Canada Term Loan B4 (Canada)(a)	4.81% (3 Mo. LIBOR + 2.50%	)	11/17/2023	19,581	19,678,875
Townsquare Media, Inc. Additional Term Loan B	4.98% (1 Mo. LIBOR + 3.00%	)	4/1/2022	9,426	9,463,100
Tribune Media Co. Term Loan B	4.98% (1 Mo. LIBOR + 3.00%	)	12/27/2020	11,277	11,294,541

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Media/Telecommunications (continued)
Tribune Media Co. Term Loan C	4.98% (1 Mo. LIBOR + 3.00%	)	1/26/2024	$12,157	$12,174,749
Uber Technologies, Inc. Term Loan	5.917% (1 Mo. LIBOR + 4.00%	)	4/4/2025	32,450	32,720,309
UFC Holdings, LLC 1st Lien Term Loan	5.24% (1 Mo. LIBOR + 3.25%	)	8/18/2023	34,047	34,235,162
UFC Holdings, LLC 2nd Lien Term Loan	9.48% (1 Mo. LIBOR + 7.50%	)	8/18/2024	16,891	17,118,015
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.169% (1 Mo. LIBOR + 2.25%	)	9/30/2025	34,735	34,759,836
Unitymedia Hessen GmbH & Co. KG Facility Term Loan E (Germany)(a)	–	(f)	6/1/2023	7,916	7,921,779
Univision Communications Inc. 1st Lien 2017 Replacement Repriced Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	3/15/2024	32,538	31,444,310
UPC Financing Partnership Facility Term Loan AR	4.419% (1 Mo. LIBOR + 2.50%	)	1/15/2026	47,370	47,288,760
Virgin Media Bristol LLC Facility Term Loan K	4.419% (1 Mo. LIBOR + 2.50%	)	1/15/2026	26,870	26,828,755
Windstream Services, LLC 2016 Tranche B6 Term Loan	5.94% (1 Mo. LIBOR + 4.00%	)	3/29/2021	30,804	29,693,792
Ziggo Secured Finance Partnership Facility Term Loan E	4.419% (1 Mo. LIBOR + 2.50%	)	4/15/2025	29,612	29,476,997
Total					1,542,837,868

Metals/Minerals 1.84%
AMG Advanced Metallurgical Group N.V. Initial Term Loan (Netherlands)(a)	5.302% (3 Mo. LIBOR + 3.00%	)	2/3/2025	11,893	11,989,825	(e)
Dynacast International LLC 1st Lien Term Loan B2	5.552% (3 Mo. LIBOR + 3.25%	)	1/28/2022	17,563	17,629,153
Dynacast International LLC 2nd Lien Initial Term Loan	10.802% (3 Mo. LIBOR + 8.50%	)	1/30/2023	10,530	10,582,562	(e)
Graftech International Ltd. Initial Term Loan	5.423% (1 Mo. LIBOR + 3.50%	)	2/12/2025	50,283	50,502,988	(e)
Harsco Corp. Term Loan B1	5.00% (1 Mo. LIBOR + 3.00%	)	12/6/2024	3,989	4,038,652
Helix Acquisition Holdings, Inc. 1st Lien 2018 New Term Loan	5.64% (3 Mo. LIBOR + 3.50%	)	9/30/2024	17,490	17,598,960
Helix Acquisition Holdings, Inc. 2nd Lien Initial Term Loan	10.302% (3 Mo. LIBOR + 8.00%	)	9/29/2025	9,780	9,920,587
Murray Energy Corp. Term Loan B2	9.552% (3 Mo. LIBOR + 7.25%	)	4/16/2020	14,426	13,461,276

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Metals/Minerals (continued)
Oxbow Carbon LLC 1st Lien Tranche B Term Loan	5.73% (1 Mo. LIBOR + 3.75%	)	1/4/2023	$9,447	$9,577,314	(e)
Oxbow Carbon LLC 2nd Lien Term Loan	9.48% (1 Mo. LIBOR + 7.50%	)	1/4/2024	13,932	14,210,640	(e)
Phoenix Services International LLC Term Loan B	5.659% (1 Mo. LIBOR + 3.75%	)	3/1/2025	14,272	14,432,560
TMS International Corp. Term Loan B2	4.847% (2 Mo. LIBOR + 2.75%	)	8/14/2024	14,347	14,387,300
U.S. Silica Co. Term Loan	5.813% (1 Wk. LIBOR + 4.00%	)	5/1/2025	38,712	39,058,860
UNIMIN Corp. Term Loan	–	(f)	6/1/2025	24,219	24,274,462
Total					251,665,139

Retail 4.84%
84 Lumber Co. Term Loan B1	7.21% (1 Mo. LIBOR + 5.25%	)	10/25/2023	20,514	20,795,827
99¢ Only Stores 1st Lien Tranche B2 Term Loan	7.30% (3 Mo. LIBOR + 5.00%	)	1/13/2022	41,486	40,007,801
Bass Pro Group, LLC Initial Term Loan	6.98% (1 Mo. LIBOR + 5.00%	)	9/25/2024	33,944	34,138,759
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.423% (1 Mo. LIBOR + 3.50%	)	2/3/2024	40,361	40,478,428
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	9.423% (1 Mo. LIBOR + 7.50%	)	2/3/2025	31,560	31,971,275
Burlington Coat Factory Warehouse Corp. Term Loan B5	4.48% (1 Mo. LIBOR + 2.50%	)	11/17/2024	24,154	24,294,501
Calceus Acquisition, Inc. Term Loan B1	5.99% (1 M0. LIBOR + 4.00%	)	1/31/2020	20,488	20,432,247
Capital Automotive LP 1st Lien Initial Tranche B2 Term Loan	4.49% (1 Mo. LIBOR + 2.50%	)	3/25/2024	14,348	14,367,939
Capital Automotive LP 2nd Lien Initial Tranche B Term Loan	7.99% (1 Mo. LIBOR + 6.00%	)	3/24/2025	18,882	19,259,413
Comfort Holding, LLC 1st Lien Initial Term Loan	6.668% (1 Mo. LIBOR + 4.75%	)	2/5/2024	33,445	32,692,233
Comfort Holding, LLC 2nd Lien Initial Term Loan	–	(f)	2/3/2025	7,834	7,491,556
CVS Holdings I, LP 1st Lien Initial Term Loan	4.99% (1 Mo. LIBOR + 3.00%	)	2/6/2025	20,595	20,466,281
CVS Holdings I, LP 2nd Lien Initial Term Loan	8.74% (3 Mo. LIBOR + 6.75%	)	2/6/2026	15,305	15,305,410
CWGS Group, LLC Term Loan	4.673% (1 Mo. LIBOR + 2.75%) - 4.73%		11/8/2023	5,459	5,451,179
EG Group Limited Additional Facility Term Loan (United Kingdom)(a)	6.14% (3 Mo. LIBOR + 4.00%	)	2/7/2025	39,201	39,156,115

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Retail (continued)
Harbor Freight Tools USA, Inc. 2018 Initial Term Loan	4.48% (1 Mo. LIBOR + 2.50%	)	8/18/2023	$39,489	$39,542,740
IRB Holding Corp. Term Loan B	5.173% (1 Mo. LIBOR + 3.25%) - 5.248%		2/5/2025	22,475	22,598,613
Isagenix International, LLC Term Loan	–	(f)	4/25/2025	9,698	9,734,368
Jo-Ann Stores, LLC Initial Term Loan	7.509% (3 Mo. LIBOR + 5.00%	)	10/20/2023	24,557	24,444,462
Lands’ End, Inc. Initial Term Loan B	5.23% (1 Mo. LIBOR + 3.25%	)	4/4/2021	42,123	40,588,129
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.203% (1 Mo. LIBOR + 3.25%	)	3/20/2025	25,701	25,596,913
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.203% (1 Mo. LIBOR + 3.25%	)	3/20/2025	227	225,870
Men’s Wearhouse, Inc., (The) Tranche B2 Term Loan	5.407% (1 Mo. LIBOR + 3.50%	)	4/9/2025	25,690	25,931,241
Michaels Stores, Inc. 2018 New Replacement Term Loan B	4.418% (3 Mo. LIBOR + 2.50%) - 4.475%		1/30/2023	19,401	19,420,070
Neiman Marcus Group LTD LLC Other Term Loan	5.173% (1 Mo. LIBOR + 3.25%	)	10/25/2020	64,880	57,600,712
Toys ‘R’ US Property Co. I, LLC Initial Term Loan	–	(f)	8/21/2019	12,176	9,901,634
VF Holding Corp. 1st Lien Term Loan B1	5.23% (1 Mo. LIBOR + 3.25%	)	6/30/2023	10,181	10,214,885
VF Holding Corp. 2nd Lien Initial Term Loan	10.98% (1 Mo. LIBOR + 9.00%	)	6/28/2023	10,721	10,734,401	(e)
Total					662,843,002

Service 10.30%
American Seafoods Group LLC 1st Lien Tranche B Term Loan	4.72% (1 Mo. LIBOR + 2.75%	)	8/21/2023	15,610	15,683,387
Asurion, LLC 2nd Lien Replacement Term Loan B2	7.98% (1 Mo. LIBOR + 6.00%	)	8/4/2025	61,298	62,945,384
Asurion, LLC Replacement Term Loan B6	4.73% (1 Mo. LIBOR +2.75%	)	11/3/2023	38,719	38,916,534
Avolon TLB Borrower 1 (US) LLC Term Loan B3	3.948% (1 Mo. LIBOR + 2.00%	)	1/15/2025	51,342	50,974,448
AVSC Holding Corp. 1st Lien Initial Term Loan	5.167% (3 Mo. LIBOR + 3.25%) - 5.256%		3/3/2025	9,625	9,614,990
AVSC Holding Corp. 2nd Lien Initial Loan	9.256% (3 Mo. LIBOR + 7.25%	)	9/1/2025	9,498	9,474,255
BakerCorp International, Inc. Refinanced Term Loan	5.359% (3 Mo. LIBOR + 3.00%	)	2/7/2020	49,305	48,889,584

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Service (continued)
BCP Renaissance Parent LLC Initial Term Loan	5.863% (3 Mo. LIBOR + 3.50%	)	10/31/2024	$14,671	$14,684,791
Belron Finance US LLC Initial Term Loan B	4.863% (3 Mo. LIBOR + 2.50%	)	11/7/2024	12,572	12,640,570
Boing US Holdco Inc. 2nd Lien Term Loan B	9.863% (3 Mo. LIBOR + 7.50%	)	10/3/2025	10,585	10,611,462
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	6.552% (3 Mo. LIBOR + 4.25%) - 6.612%		6/21/2024	53,339	53,711,472
Brickman Group Ltd. LLC, (The) 1st Lien Initial Term Loan	4.935% (1 Mo. LIBOR + 3.00%) - 4.98%		12/18/2020	21,710	21,857,083
Brickman Group Ltd. LLC, (The) 2nd Lien Initial Term Loan	8.435% (1 Mo. LIBOR + 6.50%	)	12/17/2021	4,861	4,901,626
Ceridian HCM Holding Inc. Initial Term Loan	5.226% (1 Mo. LIBOR + 3.25%	)	4/30/2025	35,926	36,150,537
Ceva Group PLC Pre-Funded L/C Term Loan (United Kingdom)(a)	2.21% (3 Mo. LIBOR + 2.21%	)	3/19/2021	16,236	16,205,971
Ceva InterCo. BV Dutch BV Term Loan (Netherlands)(a)	7.859% (3 Mo. LIBOR + 5.50%	)	3/19/2021	5,075	5,079,154
Ceva Logistics Canada, ULC Canadian Term Loan (Canada)(a)	7.859% (3 Mo. LIBOR + 5.50%	)	3/19/2021	2,576	2,578,597
Ceva Logistics U.S. Holdings Inc. US Term Loan	7.859% (3 Mo. LIBOR + 5.50%	)	3/19/2021	20,639	20,656,482
CIBT Global, Inc. 1st Lien Initial Term Loan	6.052% (3 Mo. LIBOR + 3.75%	)	6/3/2024	13,821	13,890,554
Deliver Buyer, Inc. Term Loan	6.98% (1 Mo. LIBOR + 5.00%) - 7.307%		5/1/2024	19,668	19,643,223	(e)
Edelman Financial Center, LLC, (The) Initial Term Loan	6.732% (3 Mo. LIBOR + 4.25%	)	11/11/2024	13,623	13,731,432
EIG Investors Corp. Refinancing Term Loan	5.968% (3 Mo. LIBOR + 4.00%) - 6.319%		2/9/2023	18,352	18,473,511
Equian Buyer Corp. 2018 Incremental Term Loan	5.203% (1 Mo. LIBOR + 3.25%	)	5/20/2024	15,854	15,967,619
First Data Corp. 2020 Term Loan A	3.715% (1 Mo. LIBOR + 1.75%	)	6/2/2020	73,782	73,936,023
First Data Corp. 2022D New Dollar Term Loan	3.965% (1 Mo. LIBOR + 2.00%	)	7/8/2022	76,175	76,238,666
GFL Environmental Inc. Delayed Term Loan (Canada)(a)	–	(f)	5/30/2025	1,927	1,933,939
GFL Environmental Inc. Term Loan B (Canada)(a)	–	(f)	5/30/2025	15,515	15,568,188
Global Payments Inc. Existing Term Loan	3.73% (1 Mo. LIBOR + 1.75%	)	5/2/2022	18,969	19,020,356
Global Payments Inc. Term Loan A2	3.50% (1 Wk. LIBOR + 1.75%	)	5/2/2022	15,364	15,405,719

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Service (continued)
GW Honos Security Corp. Term Loan B (Canada)(a)	5.506% (3 Mo. LIBOR + 3.50%	)	5/24/2024	$12,533	$12,630,670
ICSH Parent, Inc. 1st Lien Delayed Draw Term Loan	5.24% (3 Mo. LIBOR + 3.50%) - 5.81%		4/29/2024	1,354	1,359,387	(e)
ICSH Parent, Inc. 1st Lien Initial Term Loan	5.24% (1 Mo. LIBOR + 3.25%	)	4/29/2024	21,900	21,982,185	(e)
J.D. Power 2nd Lien Initial Loan	10.802% (3 Mo. LIBOR + 8.50%	)	9/7/2024	1,946	1,975,190
Kasima, LLC Term Loan	4.49% (3 Mo. LIBOR + 2.50%) - 4.81%		5/17/2021	9,382	9,444,641
KUEHG Corp 2nd Lien Tranche B Term Loan	10.552% (3 Mo. LIBOR + 8.25%	)	8/22/2025	13,446	13,698,112
KUEHG Corp Term Loan B2	6.052% (3 Mo. LIBOR + 3.75%	)	8/12/2022	35,169	35,401,660
Laureate Education, Inc. Series 2024 Term Loan	5.48% (1 Mo. LIBOR + 3.50%	)	4/26/2024	37,654	37,943,156
Learning Care Group (US) No. 2 Inc. 1st Lien Initial Term Loan	5.20% (3 Mo. LIBOR + 3.25%) - 5.608%		3/13/2025	18,567	18,652,130
Misys Limited 1st Lien Dollar Term Loan	5.807% (3 Mo. LIBOR + 3.50%	)	6/13/2024	41,157	40,583,144
Misys Limited 2nd Lien Dollar Term Loan	9.557% (3 Mo. LIBOR + 7.25%	)	6/13/2025	38,000	36,912,630
Monitronics International, Inc. Term Loan B2	7.802% (3 Mo. LIBOR + 5.50%	)	9/30/2022	23,379	22,458,876
Navicure, Inc. 1st Lien Initial Term Loan	5.726% (1 Mo. LIBOR + 3.75%	)	11/1/2024	19,702	19,775,504
Navicure, Inc. 2nd Lien Initial Term Loan	9.476% (1 Mo. LIBOR + 7.50%	)	10/31/2025	9,588	9,635,940	(e)
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.802% (3 Mo. LIBOR + 4.50%	)	11/27/2020	26,431	25,329,179
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.302% (3 Mo. LIBOR + 9.00%	)	11/26/2021	12,577	10,271,196
Pike Corp. 2018 Initial Term Loan	5.49% (1 Mo. LIBOR + 3.50%	)	3/23/2025	13,862	14,032,105
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(a)	5.22% (1 Mo. LIBOR + 3.25%	)	4/29/2024	31,395	31,251,125
PODS, LLC Tranche B3 Term Loan	4.928% (1 Mo. LIBOR + 3.00%	)	12/6/2024	33,250	33,360,804
Pre-Paid Legal Services, Inc. 1st Lien Initial Term Loan	5.157% (3 Mo. LIBOR + 3.25%	)	5/1/2025	12,135	12,250,707
Press Ganey Holdings, Inc. 1st Lien 2018 Replacement Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	10/23/2023	39,509	39,726,499

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Service (continued)
Press Ganey Holdings, Inc. 2nd Lien Initial Loan	8.48% (1 Mo. LIBOR + 6.50%	)	10/21/2024	$4,960	$5,050,090
Prime Security Services Borrower, LLC 1st Lien 2016-2 Refinancing Term Loan B1	4.73% (1 Mo. LIBOR + 2.75%	)	5/2/2022	42,692	42,622,864
Robertshaw US Holding Corp. 1st Lien Initial Term Loan	5.50% (Prelim LIBOR + 3.50%	)	2/28/2025	19,450	19,529,064
Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.00% (Prelim LIBOR + 8.00%	)	2/28/2026	6,808	6,819,369
St. George’s University Scholastic Services LLC Term Loan	5.74% (1 Mo. LIBOR + 3.75%	)	7/6/2022	13,522	13,647,115
TKC Holdings, Inc. 1st Lien Initial Term Loan	6.23% (2 Mo. LIBOR + 4.25%	)	2/1/2023	16,735	16,865,674
TKC Holdings, Inc. 2nd Lien Initial Term Loan	9.98% (1 Mo. LIBOR + 8.00%	)	2/1/2024	10,054	10,145,140
Trugreen Limited Partnership 1st Lien Initial Incremental Term Loan	5.929% (1 Mo. LIBOR + 4.00%	)	4/13/2023	8,346	8,450,070	(e)
Vantiv, LLC New Term Loan B4	3.919% (1 Mo. LIBOR + 2.00%	)	8/9/2024	43,906	44,070,647
Vantiv, LLC Term Loan A5	3.919% (1 Mo. LIBOR + 2.25%	)	1/16/2023	10,830	10,884,204
Wash Multifamily Parent Inc. 1st Lien Initial Canadian Term Loan (Canada)(a)	5.23% (1 Mo. LIBOR + 3.25%	)	5/16/2022	2,399	2,400,685
Wash Multifamily Parent Inc. 1st Lien Initial US Term Loan	5.23% (1 Mo. LIBOR + 3.25%	)	5/16/2022	14,068	14,076,623
Wrangler Buyer Corp. Initial Term Loan	4.73% (1 Mo. LIBOR + 2.75%	)	9/27/2024	17,540	17,600,574
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	6.302% (3 Mo. LIBOR + 4.00%	)	12/20/2023	20,475	20,488,289
Zodiac Pool Solutions LLC 2nd Lien Term Loan	11.302% (3 Mo. LIBOR + 9.00%	)	12/20/2024	9,719	9,864,785
Total					1,410,575,590

Transportation 3.73%
Arctic LNG Carries LTD. Term Loan (Marshall Islands)(a)	6.48% (1 Mo. LIBOR + 4.50%	)	5/18/2023	39,087	39,233,881
Chassix, Inc. Initial Term Loan	7.875% (3 Mo. LIBOR + 5.50%) - 9.25%		11/15/2023	26,717	26,951,011
Daseke Co., Inc. Replacement Term Loan	6.98% (1 Mo. LIBOR + 5.00%	)	2/27/2024	17,589	17,775,989
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	7.98% (1 Mo. LIBOR + 6.00%	)	6/15/2023	30,708	31,283,775	(e)
FCA US LLC Tranche B Term Loan	3.97% (1 Mo. LIBOR + 2.00%	)	12/31/2018	17,948	18,010,083

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Transportation (continued)
Federal-Mogul Corp. 2014 Tranche C Term Loan	5.67% (1 Mo. LIBOR + 3.75%) - 5.73%		4/15/2021		$34,067	$34,421,127
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	7.802% (3 Mo. LIBOR + 5.50%	)	8/18/2022		50,664	51,170,381
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.802% (3 Mo. LIBOR + 8.50%	)	8/18/2023		25,179	25,346,944
Hornblower Holdings Term Loan	6.866% (3 Mo. LIBOR + 4.50%	)	3/28/2025		25,486	25,677,145	(e)
International Seaways Operating Corp. Term Loan	7.49% (1 Mo. LIBOR + 5.50%	)	6/22/2022		45,016	45,053,265
Kenan Advantage Group Holdings Corp. Initial Canadian Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	7/29/2022		1,968	1,978,328
Kenan Advantage Group Holdings Corp. Initial U.S. Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	7/29/2022		12,399	12,460,706
Lakeland Tours, LLC Initial Term Loan	6.125% (3 Mo. LIBOR + 4.00%	)	12/16/2024		10,661	10,737,871
Navios Maritime Partners L.P Initial Term Loan (Marshall Islands)(a)	7.08% (3 Mo. LIBOR + 5.00%	)	9/14/2020		33,029	33,138,824
Octavius Corp. New Tranche B Term Loan	5.547% (3 Mo. LIBOR + 3.50%	)	11/8/2023		13,573	13,683,752
OSG Bulk Ships, Inc. Initial Term Loan	6.77% (3 Mo. LIBOR + 4.25%	)	8/5/2019		38,245	37,958,097	(e)
Silk Bidco AS Facility Term Loan B (Norway)(c)	4.00% (6 Mo. Euribor + 4.00%	)	2/24/2025	EUR	11,301	13,225,907
Stena International S.A. Term Loan (Luxembourg)(a)	5.31% (3 Mo. LIBOR + 3.00%	)	3/3/2021		$13,474	13,153,931
TI Group Automotive Systems, LLC Initial US Term Loan	4.48% (1 Mo. LIBOR + 2.50%	)	6/30/2022		25,307	25,461,353
XPO Logistics, Inc. 2018 Refinancing Term Loan	3.961% (1 Mo. LIBOR + 2.00%	)	2/24/2025		22,385	22,465,186
YRC Worldwide Inc. Tranche B1 Term Loan	10.48% (1 Mo. LIBOR + 8.50%	)	7/26/2022		11,253	11,403,137
Total						510,590,693

Utility 3.32%
AES Corp., (The) 2018 Other Term Loan	4.069% (3 Mo. LIBOR + 1.75%	)	5/31/2022		19,515	19,525,028
Calpine Construction Finance Co., LP Term Loan B	4.48% (1 Mo. LIBOR + 2.50%	)	1/15/2025		24,634	24,652,570
Calpine Corp. 2015 Term Loan	4.81% (3 Mo. LIBOR + 2.50%	)	1/15/2023		3,970	3,976,768

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Utility (continued)
Calpine Corp. 2016 Term Loan	4.81% (3 Mo. LIBOR + 2.50%	)	5/31/2023	$15,365	$15,391,416
Calpine Corp. 2017 Term Loan	3.74% (1 Mo. LIBOR + 1.75%	)	12/31/2019	7,425	7,442,523
Calpine Corp. Term Loan	4.81% (3 Mo. LIBOR + 2.50%	)	1/15/2024	6,084	6,095,767
Cheniere Energy Partners, LP CCTP Term Loan	4.23% (1 Mo. LIBOR + 2.25%	)	2/25/2020	1,880	1,880,165
Cheniere Energy Partners, LP SPLNG Term Loan	4.23% (1 Mo. LIBOR + 2.25%	)	2/25/2020	14,048	14,047,886
Dayton Power And Light Co., (The) Term Loan	3.99% (1 Mo. LIBOR + 2.00%	)	8/24/2022	11,769	11,842,299
Delek US Holdings, Inc. Initial Term Loan	4.48% (1 Mo. LIBOR + 2.50%	)	3/31/2025	12,144	12,212,310
Dynegy Inc. Tranche C2 Term Loan	4.461% (1 Mo. LIBOR + 2.50%	)	2/7/2024	19,641	19,671,502
EFS Cogen Holdings I LLC AdvanceTerm Loan B	5.56% (3 Mo. LIBOR + 3.25%	)	6/28/2023	10,730	10,769,897
Exgen Renewables IV, LLC Term Loan	5.31% (3 Mo. LIBOR + 3.00%	)	11/28/2024	23,617	23,809,090
Hanjin International Corp. Initial Term Loan	4.855% (3 Mo. LIBOR + 2.50%	)	10/19/2020	26,018	26,148,090
Lightstone Holdco LLC Refinancing Term Loan B	5.73% (1 Mo. LIBOR + 3.75%	)	1/30/2024	36,626	36,843,132
Lightstone Holdco LLC Refinancing Term Loan C	5.73% (1 Mo. LIBOR + 3.75%	)	1/30/2024	2,336	2,349,942
NRG Energy, Inc. Term Loan	4.052% (3 Mo. LIBOR + 1.75%	)	6/30/2023	9,696	9,704,239
PowerTeam Services, LLC 1st Lien Initial Term Loan	5.552% (3 Mo. LIBOR + 3.25%	)	3/6/2025	34,822	34,669,321
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.552% (1 Mo. LIBOR + 7.25%	)	3/6/2026	12,484	12,546,420	(e)
Sandy Creek Energy Associates, LP Term Loan	6.302% (3 Mo. LIBOR + 4.00%	)	11/9/2020	11,460	10,205,533
Southeast PowerGen, LLC Advance Term Loan B	5.49% (1 Mo. LIBOR + 3.50%	)	12/2/2021	17,370	16,415,079
Star West Generation LLC AdvanceTerm Loan B	6.74% (1 Mo. LIBOR + 4.75%	)	3/13/2020	23,280	21,941,672
Vistra Operations Co. LLC 2016 Incremental Term Loan	4.189% (1 Mo. LIBOR + 2.25%) - 4.23%		12/14/2023	24,248	24,330,375
Vistra Operations Co. LLC Initial Term Loan	4.48% (1 Mo. LIBOR + 2.50%	)	8/4/2023	49,462	49,485,748

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)
Vistra Operations Co. LLC Initial Term Loan C	4.48% (1 Mo. LIBOR + 2.50%	)	8/4/2023	$8,787	$8,791,295
Vistra Operations Co. LLC Term Loan B3	–	(f)	12/31/2025	29,069	29,038,768
Total					453,786,835
Total Floating Rate Loans (cost $12,218,118,239)					12,255,895,736
Total Long-Term Investments (cost $13,488,269,050)					13,506,055,636

SHORT-TERM INVESTMENTS 4.92%

REPURCHASE AGREEMENTS 4.92%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $74,000,000 of U.S. Treasury Note at 2.00% due 2/15/2022; $185,535,000 of U.S. Treasury Note at 1.875% due 1/31/2022; $24,505,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $278,722,262; proceeds: $273,259,731				273,253	273,252,900
Repurchase Agreement dated 5/31/2018, 1.76% due 6/1/2018 with Toronto Dominion Grand Cayman collateralized by $399,408,000 of U.S. Treasury Note at 2.50% due 5/31/2020; value: $399,610,023; proceeds: $273,259,731				400,000	400,000,000
Total Short-Term Investments (cost $673,252,900)					673,252,900
Total Investments in Securities 103.57% (cost $14,161,521,950)					14,179,308,536
Liabilities in Excess of Other Assets(g) (3.57%)					(489,362,341)
Net Assets 100.00%					$13,689,946,195

EUR	Euro Currency.
NOK	Norwegian krone.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
NIBOR	Nigerian Inter-bank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2018.

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

(e)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on swaps contracts, forward foreign currency contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2018 (1):

Referenced Index	Central Clearing Party	Fund Receives (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.29(4)(5)	Credit Suisse	5.00%	12/20/2022	$ 58,950,000	$ 62,847,096	$ 3,595,950	$301,146

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $ 301,146. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield issuers.

Open Forward Foreign Currency Exchange Contracts at May 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	8/16/2018	2,200,000	$ 2,747,152	$ 2,586,332	$ 160,820
euro	Sell	State Street Bank and Trust	8/16/2018	7,178,000	8,937,510	8,438,498	499,012
euro	Sell	State Street Bank and Trust	8/16/2018	9,040,000	11,131,990	10,627,477	504,513
euro	Sell	State Street Bank and Trust	8/16/2018	1,203,000	1,485,507	1,414,254	71,253
euro	Sell	State Street Bank and Trust	8/16/2018	11,072,000	13,343,673	13,016,307	327,366
NOK	Sell	J.P. Morgan	8/23/2018	84,300,000	10,426,175	10,334,582	91,593
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,654,557

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	8/16/2018	586,000	$ 695,246	$ 688,905	$ (6,341)
euro	Buy	State Street Bank and Trust	8/16/2018	4,987,000	5,900,719	5,862,746	(37,973)
euro	Buy	State Street Bank and Trust	8/16/2018	5,082,000	6,024,560	5,974,429	(50,131)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$ (94,445)

Open Futures Contracts at May 31, 2018:

Type		Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note		September 2018	1,048	Short	$(222,632,750)	$(222,421,626)	$211,124
U.S. 5-Year Treasury Note		September 2018	857	Short	(97,854,171)	(97,604,266)	249,905
U.S. Long Bond		September 2018	98	Long	14,191,798	14,222,250	30,452
Total Unrealized Appreciation on Open Futures Contracts							$491,481

Type		Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note		September 2018	1,614	Short	$(192,971,018)	$(194,386,125)	$(1,415,107)

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$40,162,315	$–	$40,162,315
Common Stocks
Energy(3)	188,024	625,554	–	813,578
Other	38,341,215	–	–	38,341,215
Convertible Bonds	–	33,349,957	–	33,349,957
Corporate Bonds
Metals/Minerals	–	162,344,862	1,028	162,345,890
Other	–	821,212,848	–	821,212,848
Exchange Traded Fund	153,934,097	–	–	153,934,097
Floating Rate Loans
Aerospace	–	616,789,783	–	616,789,783
Chemicals	–	277,833,329	16,258,252	294,091,581
Consumer Durables	–	150,977,799	–	150,977,799
Consumer Non-Durables	–	133,750,214	11,510,659	145,260,873
Energy	–	420,141,402	27,563,373	447,704,775
Financial	–	678,555,750	176,507,417	855,063,167
Food & Drug	–	270,994,571	62,014,901	333,009,472
Food/Tobacco	–	206,366,521	–	206,366,521
Forest Products	–	137,059,171	2,833,424	139,892,595
Gaming/Leisure	–	1,004,276,241	22,795,658	1,027,071,899
Healthcare	–	740,385,587	14,536,079	754,921,666
Housing	–	204,749,834	3,263,857	208,013,691
Information Technology	–	1,362,526,101	73,329,056	1,435,855,157
Manufacturing	–	737,968,687	70,608,943	808,577,630
Media/Telecommunications	–	1,542,837,868	–	1,542,837,868
Metals/Minerals	–	154,801,810	96,863,329	251,665,139
Retail	–	652,108,601	10,734,401	662,843,002
Service	–	1,349,504,785	61,070,805	1,410,575,590
Transportation	–	415,671,676	94,919,017	510,590,693
Utility	–	441,240,415	12,546,420	453,786,835
Short-Term Investments
Repurchase Agreements	–	673,252,900	–	673,252,900
Total	$192,463,336	$13,229,488,581	$757,356,619	$14,179,308,536

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swaps Contracts
Assets	$–	$301,146	$–	$301,146
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	1,654,557	–	1,654,557
Liabilities	–	(94,445)	–	(94,445)
Futures Contracts
Assets	491,481	–	–	491,481
Liabilities	(1,415,107)	–	–	(1,415,107)
Unfunded Commitments
Assets	–	–	–	–
Liabilities	–	(27,625)	–	(27,625)
Total	$(923,626)	$1,833,633	$–	$910,007

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $326,999 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2017	$5,025,000	$1,028	$510,330,921
Accrued Discounts (Premiums)	–	–	468,538
Realized Gain (Loss)	–	–	634,253
Change in Unrealized Appreciation (Depreciation)	–	–	(321,025)
Net Purchases	–	–	342,946,370
Net Sales	–	–	(155,951,196)
Transfers into Level 3	–	–	180,096,627
Transfers out of Level 3	(5,025,000)	–	(120,848,897)
Balance as of May 31, 2018	$–	$1,028	$757,355,591
Change in unrealized appreciation/depreciation for period ended May 31, 2018 related to Level 3 investments held at May 31, 2018	$–	$ –	$1,412,886

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2018

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 98.29%

COMMON STOCKS 5.30%

Automakers 0.11%
Ferrari NV (Italy)(a)		58	$7,637,871

Banking 0.46%
FCB Financial Holdings, Inc. Class A*		171	10,448,049
SVB Financial Group*		32	9,902,948
TCF Financial Corp.		392	10,326,412
Total			30,677,409

Beverages 0.30%
Boston Beer Co., Inc. (The) Class A*		28	7,025,045
Brown-Forman Corp. Class B		118	6,671,761
Fevertree Drinks plc(b)	GBP	168	6,719,769
Total			20,416,575

Chemicals 0.10%
Balchem Corp.		69	6,676,813

Discount Stores 0.10%
Amazon.com, Inc.*		4	6,966,625

Electronics 0.10%
Zebra Technologies Corp. Class A*		44	6,791,589

Energy: Exploration & Production 0.39%
Chaparral Energy, Inc. Class A*		219	4,485,174
Chaparral Energy, Inc. Class B*		65	1,340,597
Energen Corp.*		101	6,835,491
MEG Energy Corp.*(b)	CAD	943	6,747,654
SolarEdge Technologies, Inc. (Israel)*(a)		114	6,381,253
Templar Energy LLC Class A Units		191	159,610
Total			25,949,779

Food & Drug Retailers 0.00%
Fairway Group Holdings Corp.		20	197	(c)

Forestry/Paper 0.11%
Rayonier, Inc.		188	7,299,941

Gaming 0.10%
Pinnacle Entertainment, Inc.*		198	6,708,246

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Shares (000)		Fair Value
Health Services 0.10%
HealthEquity, Inc.*		89	$6,606,531

Investments & Miscellaneous Financial Services 0.00%
Penson Technologies Class A Units		4,881	48,812	(c)

Machinery 0.10%
Gardner Denver Holdings, Inc.*		198	6,502,409

Media: Content 0.11%
Netflix, Inc.*		21	7,328,750

Medical Products 0.50%
Align Technology, Inc.*		23	7,797,837
Foundation Medicine, Inc.*		54	5,384,539
IDEXX Laboratories, Inc.*		32	6,663,553
Intuitive Surgical, Inc.*		15	6,883,099
Penumbra, Inc.*		44	7,064,154
Total			33,793,182

Oil Field Equipment & Services 0.19%
Core Laboratories NV (Netherlands)(a)		52	6,460,216
Liberty Oilfield Services, Inc. Class A*		297	6,308,693
Total			12,768,909

Personal & Household Products 0.13%
Pola Orbis Holdings, Inc.(b)	JPY	159	7,837,341
Remington Outdoor Co., Inc.		128	858,173	(d)
Total			8,695,514

Pharmaceuticals 0.42%
Agios Pharmaceuticals, Inc.*		75	7,006,890
Blueprint Medicines Corp.*		83	6,942,570
FibroGen, Inc.*		131	7,061,816
Spark Therapeutics, Inc.*		90	7,181,818
Total			28,193,094

Recreation & Travel 0.16%
Malibu Boats, Inc. Class A*		243	10,432,104

Restaurants 0.26%
Shake Shack, Inc. Class A*		175	10,462,177
Texas Roadhouse, Inc.		114	7,057,578
Total			17,519,755

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments			Shares (000)	Fair Value
Software/Services 0.42%
GrubHub, Inc.*			65	$6,956,750
Splunk, Inc.*			62	6,862,574
Twitter, Inc.*			201	6,970,119
Tyler Technologies, Inc.*			31	7,173,503
Total				27,962,946

Specialty Retail 0.64%
American Eagle Outfitters, Inc.			147	3,273,634
At Home Group, Inc.*			184	6,360,349
Canada Goose Holdings, Inc. (Canada)*(a)			115	4,823,387
Columbia Sportswear Co.			78	6,826,375
Crocs, Inc.*			395	7,052,295
Deckers Outdoor Corp.*			66	7,518,011
FirstCash, Inc.			75	6,806,613
Total				42,660,664

Support: Services 0.14%
Mobile Mini, Inc.			213	9,697,433

Technology Hardware & Equipment 0.09%
Pure Storage, Inc. Class A*			288	6,181,038

Theaters & Entertainment 0.12%
Manchester United plc Class A (United Kingdom)(a)			49	1,021,229
SeaWorld Entertainment, Inc.*			396	7,022,610
Total				8,043,839

Transportation: Infrastructure/Services 0.15%
Chassix Holdings, Inc.			160	3,351,516
Kirby Corp.*			75	6,818,372
Total				10,169,888
Total Common Stocks (cost $339,813,598)				355,729,913

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.97%

Health Services 0.10%
Insulet Corp.	1.25%	9/15/2021	$4,038	6,683,302

Machinery 0.15%
Chart Industries, Inc.†	1.00%	11/15/2024	8,111	10,176,345

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.10%
World Wrestling Entertainment, Inc.†	3.375%		12/15/2023	$2,861	$6,735,767

Software/Services 0.51%
Guidewire Software, Inc.	1.25%		3/15/2025	6,481	6,782,341
Okta, Inc.†	0.25%		2/15/2023	5,369	7,102,704
Proofpoint, Inc.	0.75%		6/15/2020	4,295	6,425,745
Q2 Holdings, Inc.†	0.75%		2/15/2023	5,931	6,824,309
Twilio, Inc.†	0.25%		6/1/2023	6,894	7,078,552
Total					34,213,651

Support: Services 0.11%
Chegg, Inc.†	0.25%		5/15/2023	5,934	7,168,622
Total Convertible Bonds (cost $58,176,607)					64,977,687

	Dividend Rate			Shares (000)
CONVERTIBLE PREFERRED STOCK 0.10%

Integrated Energy
Hess Corp. (cost $6,510,392)	8.00%			97	6,661,645

	Interest Rate		Maturity Date	Principal Amount (000)
Floating Rate Loans(e) 8.61%

Advertising 0.11%
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.48% (1 Mo. LIBOR + 7.50%	)	12/31/2023	$6,950	7,006,469

Aerospace/Defense 0.08%
Doncasters US Finance LLC Term Loan B	5.837% (3 Mo. LIBOR + 3.50%	)	4/9/2020	5,262	5,105,690

Air Transportation 0.21%
LifeMiles Ltd. Initial Term Loan	7.448% (3 Mo. LIBOR + 5.50%) - 7.831%		8/18/2022	13,888	14,113,558	(f)

Auto Parts & Equipment 0.39%
Chassix, Inc. Initial Term Loan	7.875% (3 Mo. LIBOR + 5.50%) - 9.25%		11/15/2023	6,744	6,803,108

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	7.98% (3 Mo. LIBOR + 6.00%	)	6/15/2023	$5,833	$5,942,369	(f)
FPC Holdings, Inc. 2nd Lien Term Loan B1	10.98% (1 Mo. LIBOR + 9.00%	)	5/19/2023	6,708	6,640,920
Jason, Inc. 1st Lien Initial Term Loan	6.556% (3 Mo. LIBOR + 4.50%) - 6.80%		6/30/2021	7,025	6,931,804
Total					26,318,201

Building Materials 0.32%
Forterra Finance, LLC Replacement Term Loan	4.98% (1 Mo. LIBOR + 3.00%	)	10/25/2023	10,571	9,926,695
Zodiac Pool Solutions LLC 2nd Lien Term Loan	11.302% (3 Mo. LIBOR + 9.00%	)	12/20/2024	11,560	11,733,400
Total					21,660,095

Consumer/Commercial/Lease Financing 0.09%
Blackhawk Network Holdings, Inc. Term Loan	–	(g)	5/25/2026	6,196	6,261,832

Department Stores 0.21%
Neiman Marcus Group LTD LLC Other Term Loan	5.173% (1 Mo. LIBOR + 3.25%	)	10/25/2020	16,082	14,277,779

Discount Stores 0.18%
99¢ Only Stores 1st Lien Tranche B2 Term Loan	7.302% (3 Mo. LIBOR + 5.00%) - 7.307%		1/13/2022	12,772	12,317,437

Diversified Capital Goods 0.82%
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.953% (1 Mo. LIBOR + 3.00%	)	11/23/2020	6,916	6,788,274
EXC Holdings III Corp. 2nd Lien Initial Term Loan	9.161% (3 Mo. LIBOR + 7.50%	)	12/1/2025	9,842	10,100,352	(f)
Graftech International Ltd. Initial Term Loan	5.423% (1 Mo. LIBOR + 3.50%	)	2/12/2025	13,541	13,600,242	(f)
Pelican Products, Inc. 2nd Lien Term Loan	9.657% (3 Mo. LIBOR + 7.75%	)	5/1/2026	2,594	2,629,668
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	8.66% (3 Mo. LIBOR + 6.75%	)	2/2/2026	9,510	9,545,662
Utex Industries, Inc. 1st Lien Initial Term Loan	5.98% (1 Mo. LIBOR + 4.00%	)	5/21/2021	7,993	7,945,515
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	5/20/2022	4,752	4,672,808
Total					55,282,521

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.93%
Frontera Generation Holdings LLC Initial Term Loan	6.159% (3 Mo. LIBOR + 4.25%	)	5/2/2025	$16,977	$17,037,099
Longview Power LLC Advance Term Loan B	–	(g)	4/13/2021	7,907	6,970,020
Moxie Patriot LLC Construction Advances Term Loan B2	8.052% (1 Mo. LIBOR + 5.75%	)	12/19/2020	4,901	4,829,145
Moxie Patriot LLC Construction Advances Term Loan B1	8.052% (3 Mo. LIBOR + 5.75%	)	12/19/2020	5,008	4,934,569
Sandy Creek Energy Associates, LP Term Loan	6.302% (3 Mo. LIBOR + 4.00%	)	11/9/2020	12,570	11,193,770
Southeast PowerGen, LLC Advance Term Loan B	5.49% (1 Mo. LIBOR + 3.50%	)	12/2/2021	7,013	6,626,882
Star West Generation LLC AdvanceTerm Loan B	6.74% (1 Mo. LIBOR + 4.75%	)	3/13/2020	7,515	7,083,295
Temple Generation 1, LLC Advance Term Loan	9.928% (1 Mo. LIBOR + 8.00%	)	2/7/2023	3,450	3,527,925
Total					62,202,705

Electronics 0.10%
Vectra Co. 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	3/8/2026	6,739	6,768,483

Energy: Exploration & Production 0.05%
California Resources Corp. Initial Term Loan	6.698% (1 Mo. LIBOR + 4.75%	)	12/31/2022	3,275	3,359,593

Food & Drug Retailers 0.01%
Fairway Group Acquisition Company Last Out Term Loan	–	(g)	1/3/2020	1,301	149,613	(f)
Fairway Group Acquisition Company Subordinated Holdco Term Loan	–	(g)	10/3/2021	1,147	131,909	(f)
Total					281,522

Gaming 0.42%
Cowlitz Tribal Gaming Authority Term B Loan	12.48% (1 Mo. LIBOR + 10.50%	)	12/6/2021	17,657	19,202,259	(f)
Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	8.97% (1 Mo. LIBOR + 7.00%	)	10/20/2025	8,621	8,809,176
Total					28,011,435

Health Services 0.26%
Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	9.98% (1 Mo. LIBOR + 8.00%	)	10/28/2024	6,756	6,891,120
Navicure, Inc. 2nd Lien Initial Term Loan	9.476% (1 Mo. LIBOR + 7.50%	)	10/31/2025	7,199	7,234,995	(f)

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)
Press Ganey Holdings, Inc. 2nd Lien Initial Loan	8.48% (1 Mo. LIBOR + 6.50%	)	10/21/2024	$3,150	$3,207,223
Total					17,333,338

Machinery 0.28%
Coinamatic Canada, Inc. 2nd Lien Initial Canadian Term Loan	8.98% (1 Mo. LIBOR + 7.00%	)	5/12/2023	120	117,415	(f)
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.802% (3 Mo. LIBOR + 4.50%	)	11/27/2020	10,057	9,638,372
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.302% (3 Mo. LIBOR + 9.00%	)	11/26/2021	10,011	8,175,633
WASH MultiFamily Acquisition Inc. 2nd Lien Initial U.S. Term Loan	8.98% (1 Mo. LIBOR + 7.00%	)	5/15/2023	688	670,385	(f)
Total					18,601,805

Media: Diversified 0.35%
Getty Images, Inc. Initial Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	10/18/2019	10,283	9,994,172
UFC Holdings, LLC 2nd Lien Term Loan	9.48% (1 Mo. LIBOR + 7.50%	)	8/18/2024	13,281	13,459,497
Total					23,453,669

Metals/Mining (Excluding Steel) 0.11%
Oxbow Carbon LLC 2nd Lien Term Loan	9.48% (1 Mo. LIBOR + 7.50%	)	1/4/2024	7,122	7,264,440	(f)

Oil Field Equipment & Services 0.09%
Keane Group Holdings, LLC Initial Term Loan	5.75% (1 Mo. LIBOR + 3.75%	)	5/19/2025	5,815	5,829,567

Packaging 0.00%
Ranpak Corp. 2nd Lien Initial Term Loan	9.185% (1 Mo. LIBOR + 7.25%	)	10/3/2022	61	61,278	(f)

Personal & Household Products 0.32%
Britax US Holdings Inc. Initial Dollar Term Loan	5.802% (3 Mo. LIBOR + 3.50%	)	10/15/2020	14,511	12,704,407
FGI Operating Co. LLC DIP Term Loan	9.045% (3 Mo. LIBOR + 6.75%	)	6/28/2018	777	777,000	(f)
Gibson Brands, Inc. Term Loan	11.00% (1 Mo. LIBOR + 9.00%	)	5/1/2019	807	821,727	(f)
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.802% (3 Mo. LIBOR + 8.50%	)	9/25/2025	7,243	7,351,645
Total					21,654,779

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.16%
J.D. Power 2nd Lien Initial Term Loan	10.802% (3 Mo. LIBOR + 8.50%	)	9/7/2024	$10,685	$10,845,275

Real Estate Development & Management 0.10%
Capital Automotive LP 2nd Lien Initial Tranche B Term Loan	7.99% (1 Mo. LIBOR + 6.00%	)	3/24/2025	6,549	6,679,739

Recreation & Travel 0.22%
Equinox Holdings Inc. 2nd Lien Initial Term Loan	8.98% (1 Mo. LIBOR + 7.00%	)	9/6/2024	5,969	6,128,173
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	6.23% (1 Mo. LIBOR + 4.25%	)	7/3/2024	8,671	8,768,175	(f)
Total					14,896,348

Restaurants 0.33%
Fogo de Chao, Inc. Term Loan	6.48% (1 Mo. LIBOR + 4.50%	)	4/7/2025	7,736	7,808,525	(f)
Panera Bread Co. Term Loan	3.938% (3 Mo. LIBOR + 2.00%	)	7/18/2022	7,774	7,667,108	(f)
Red Lobster Management LLC 1st Lien Initial Term Loan	7.23% (1 Mo. LIBOR + 5.25%	)	7/28/2021	6,592	6,587,470
Total					22,063,103

Software/Services 0.22%
Hyland Software, Inc. 2nd Lien Initial Loan	8.98% (1 Mo. LIBOR + 7.00%	)	7/7/2025	6,774	6,909,480
KeyW Corp., (The) Initial Term Loan	6.428% (1 Mo. LIBOR + 4.50%	)	5/8/2024	7,937	8,006,449	(f)
Total					14,915,929

Specialty Retail 0.77%
Bass Pro Group, LLC Initial Term Loan	6.98% (1 Mo. LIBOR + 5.00%	)	9/25/2024	10,545	10,605,433
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	9.423% (1 Mo. LIBOR + 7.50%	)	2/3/2025	7,093	7,185,528
Boardriders, Inc. Initial Term Loan	8.48% (1 Mo. LIBOR + 6.50%	)	4/8/2024	8,170	8,129,150
Calceus Acquisition, Inc. Term Loan B1	5.99% (1 M0. LIBOR + 4.00%	)	1/31/2020	7,552	7,531,862
Container Store, Inc. Term Loan B1	9.302% (3 Mo. LIBOR + 7.00%	)	8/18/2021	10,357	10,499,324	(f)
J. Crew Group, Inc. Amended Term Loan	–	(g)	3/5/2021	8,645	7,309,866
Total					51,261,163

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.79%
Asurion, LLC 2nd Lien Replacement Term Loan B2	7.98% (1 Mo. LIBOR + 6.00%	)	8/4/2025		$6,503	$6,677,768
AVSC Holding Corp. 2nd Lien Initial Loan	9.256% (3 Mo. LIBOR + 7.25%	)	9/1/2025		6,875	6,857,812
CIBT Global, Inc. 2nd Lien Initial Term Loan	10.052% (3 Mo. LIBOR + 7.75%	)	6/1/2025		8,131	8,212,310	(f)
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	9.052% (3 Mo. LIBOR + 6.75%	)	2/2/2026		9,310	9,449,650	(f)
KUEHG Corp 2nd Lien Tranche B Term Loan	10.552% (3 Mo. LIBOR + 8.25%	)	8/22/2025		7,108	7,241,275
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.552% (1 Mo. LIBOR + 7.25%	)	3/6/2026		7,286	7,322,430	(f)
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	8.98% (1 Mo. LIBOR + 7.00%	)	1/23/2026		7,232	7,362,909
Total						53,124,154

Technology Hardware & Equipment 0.10%
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.608% (3 Mo. LIBOR + 7.25%	)	8/1/2025		6,893	6,953,314

Telecommunications: Satellite 0.15%
Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(a)	6.625%		1/2/2024		10,038	10,303,605

Telecommunications: Wireline Integrated & Services 0.10%
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.61% (3 Mo. LIBOR + 7.25%	)	5/1/2025		6,610	6,564,556

Transportation: Infrastructure/Services 0.34%
Commercial Barge Line Co. Initial Term Loan	–	(g)	11/12/2020		7,755	5,455,991
Hornblower Holdings Term Loan	6.866% (3 Mo. LIBOR + 4.50%	)	3/28/2025		6,761	6,811,708	(f)
OSG Bulk Ships, Inc. Initial Term Loan	6.77% (3 Mo. LIBOR + 4.25%	)	8/5/2019		10,392	10,313,986	(f)
Total						22,581,685
Total Floating Rate Loans (cost $572,201,138)						577,355,067

FOREIGN BONDS(b) 1.61%

Canada 0.16%
Valeant Pharmaceuticals International, Inc.†	4.50%		5/15/2023	EUR	9,502	10,534,185

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
France 0.20%
CMA CGM SA†	5.25%		1/15/2025		EUR	7,012	$7,131,723
Novafives SAS†	5.00%		6/15/2025		EUR	5,487	6,235,613
Total							13,367,336

Italy 0.29%
Inter Media & Communication SpA†	4.875%		12/31/2022		EUR	8,337	9,734,192
UniCredit SpA	5.375%	#(h)	–	(i)	EUR	9,343	9,862,744
Total							19,596,936

Luxembourg 0.15%
Samsonite Finco Sarl†	3.50%		5/15/2026		EUR	9,338	10,002,635

Netherlands 0.46%
Darling Global Finance BV†	3.625%		5/15/2026		EUR	6,292	7,402,044
Dutch Lion BV PIK 12.00%†	11.25%		6/15/2020		EUR	7,250	7,993,803
Hema Bondco II BV†	8.50%		1/15/2023		EUR	14,088	15,843,822
Total							31,239,669

United Kingdom 0.35%
Mclaren Finance plc	5.00%		8/1/2022		GBP	9,894	13,036,063
Stonegate Pub Co. Financing plc†	4.875%		3/15/2022		GBP	7,941	10,480,631
Total							23,516,694
Total Foreign Bonds (cost $111,078,792)							108,257,455

FOREIGN GOVERNMENT OBLIGATIONS 0.96%

Angola 0.10%
Republic of Angola†(a)	9.50%		11/12/2025			$5,906	6,650,357

Argentina 0.76%
City of Buenos Aires†(a)	7.50%		6/1/2027			6,860	6,654,200
Province of Santa Fe†(a)	6.90%		11/1/2027			10,224	9,329,400
Provincia de la Rioja†(a)	9.75%		2/24/2025			6,592	6,509,600
Provincia de Mendoza†(a)	8.375%		5/19/2024			6,563	6,464,555
Provincia de Rio Negro†(a)	7.75%		12/7/2025			18,256	15,928,360
Republic of Argentina(b)	7.82%		12/31/2033		EUR	5,286	6,520,622
Total							51,406,737

Dominican Republic 0.10%
Dominican Republic†(b)	8.90%		2/15/2023		DOP	313,900	6,562,795
Total Foreign Government Obligations (cost $69,014,866)							64,619,889

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 80.31%

Advertising 0.40%
Clear Channel Worldwide Holdings, Inc.	6.50%		11/15/2022		$19,467	$19,978,009
Lamar Media Corp.	5.75%		2/1/2026		6,754	6,863,752
Total						26,841,761

Aerospace/Defense 1.32%
BBA US Holdings, Inc.†	5.375%		5/1/2026		6,546	6,578,730
Bombardier, Inc. (Canada)†(a)	7.50%		12/1/2024		15,213	15,897,585
Bombardier, Inc. (Canada)†(a)	8.75%		12/1/2021		5,998	6,687,770
Bombardier, Inc. (Canada)†(a)	7.50%		3/15/2025		50,269	52,159,114
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025		6,853	7,118,554
Total						88,441,753

Air Transportation 0.69%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%		6/15/2025		5,212	5,307,312
Azul Investments LLP†	5.875%		10/26/2024		17,336	15,710,750
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%		10/27/2027		11,549	10,136,349
Gol Finance, Inc. (Brazil)†(a)	7.00%		1/31/2025		7,309	6,285,740
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%		7/15/2023		8,977	9,070,503
Total						46,510,654

Auto Parts & Equipment 0.76%
Allison Transmission, Inc.†	5.00%		10/1/2024		10,355	10,303,225
American Axle & Manufacturing, Inc.	6.25%		4/1/2025		11,162	11,064,332
American Axle & Manufacturing, Inc.	6.50%		4/1/2027		12,458	12,216,938
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%		6/1/2021		6,684	6,901,230
Wabash National Corp.†	5.50%		10/1/2025		10,977	10,675,133
Total						51,160,858

Automakers 0.71%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%		4/15/2022		9,907	10,216,594
General Motors Corp.(j)	7.20%		–	(i)	8,500	850	(c)
Tesla, Inc.†	5.30%		8/15/2025		42,604	37,118,735
Total						47,336,179

Banking 3.14%
Ally Financial, Inc.	8.00%		11/1/2031		19,009	22,905,845
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25%	#(h)	7/19/2026		4,800	4,912,944

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Banco do Brasil SA†	6.25%	#(h)	–	(i)	$7,750	$6,461,563
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#(h)	–	(i)	4,400	4,358,244
Banco Votorantim SA (Brazil)†(a)	8.25%	#(h)	–	(i)	7,087	6,815,922
BankUnited, Inc.	4.875%		11/17/2025		12,909	13,180,476
BNP Paribas SA (France)†(a)	6.75%	#(h)	–	(i)	3,416	3,471,510
CIT Group, Inc.	5.25%		3/7/2025		4,114	4,185,995
CIT Group, Inc.	5.80%	#(h)	–	(i)	6,859	6,833,279
CIT Group, Inc.	6.00%		4/1/2036		2,695	2,533,300
CIT Group, Inc.	6.125%		3/9/2028		3,429	3,514,725
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026		14,412	13,309,140
Intesa Sanpaolo SpA (Italy)†(a)	7.70%	#(h)	–	(i)	12,051	11,478,577
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125%	#(h)	–	(i)	6,917	6,363,640
Popular, Inc.	7.00%		7/1/2019		12,739	13,057,475
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%		5/28/2024		11,501	11,687,176
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%		12/19/2023		17,211	18,286,284
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%		6/10/2023		14,113	15,011,428
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50%	#(h)	–	(i)	12,646	13,056,995
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625%	#(h)	–	(i)	12,700	13,775,690
Texas Capital Bank NA	5.25%		1/31/2026		10,952	10,893,880
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%		1/30/2023		4,631	4,249,725
Washington Mutual Bank(k)	6.875%		6/15/2011		10,000	1,000	(c)
Total						210,344,813

Beverages 0.14%
Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027		9,586	9,633,930

Brokerage 0.22%
Freedom Mortgage Corp.†	8.125%		11/15/2024		8,373	8,349,556
Freedom Mortgage Corp.†	8.25%		4/15/2025		6,197	6,166,015
Total						14,515,571

Building & Construction 2.25%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025		6,688	6,445,560
AV Homes, Inc.	6.625%		5/15/2022		6,755	6,874,901
Century Communities, Inc.	5.875%		7/15/2025		10,584	10,028,340

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)
Lennar Corp.	4.50%	4/30/2024	$8,771	$8,529,798
Lennar Corp.	4.75%	5/30/2025	3,436	3,337,215
M/I Homes, Inc.	5.625%	8/1/2025	1,664	1,588,122
MDC Holdings, Inc.	6.00%	1/15/2043	7,110	6,425,663
New Home Co., Inc. (The)	7.25%	4/1/2022	9,477	9,761,310
PulteGroup, Inc.	5.00%	1/15/2027	15,131	14,487,932
PulteGroup, Inc.	5.50%	3/1/2026	13,107	13,090,616
PulteGroup, Inc.	6.375%	5/15/2033	8,091	8,293,275
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	11,085	11,154,281
Toll Brothers Finance Corp.	4.35%	2/15/2028	6,168	5,588,208
Toll Brothers Finance Corp.	4.875%	3/15/2027	7,695	7,329,488
TRI Pointe Group, Inc.	5.25%	6/1/2027	21,909	20,450,956
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	10,814,983
William Lyon Homes, Inc.†	6.00%	9/1/2023	6,744	6,769,290
Total				150,969,938

Building Materials 1.24%
American Woodmark Corp.†	4.875%	3/15/2026	5,572	5,335,190
BMC East LLC†	5.50%	10/1/2024	6,851	6,654,034
Builders FirstSource, Inc.†	5.625%	9/1/2024	5,904	5,821,285
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%	6/23/2024	8,508	8,380,380
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,899	13,447,282
Jeld-Wen, Inc.†	4.625%	12/15/2025	6,964	6,598,390
Standard Industries, Inc.†	6.00%	10/15/2025	5,054	5,129,810
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	7,227	6,811,448
U.S. Concrete, Inc.	6.375%	6/1/2024	6,067	6,195,924
USG Corp.†	5.50%	3/1/2025	9,226	9,618,105
WESCO Distribution, Inc.	5.375%	6/15/2024	8,994	9,027,727
Total				83,019,575

Cable & Satellite Television 2.47%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	7,122	7,095,292
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	7,010	6,580,638
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	33,893	33,289,705
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	34,427	34,814,304
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	26,066	25,691,301
CSC Holdings LLC†	10.875%	10/15/2025	22,447	26,066,579
DISH DBS Corp.	7.75%	7/1/2026	13,330	11,547,112

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Cable & Satellite Television (continued)
UPCB Finance IV Ltd.†	5.375%	1/15/2025		$13,500	$13,027,500
Ziggo BV (Netherlands)†(a)	5.50%	1/15/2027		7,981	7,639,413
Total					165,751,844

Chemicals 2.53%
Ashland LLC	6.875%	5/15/2043		15,374	15,912,090
Blue Cube Spinco LLC	10.00%	10/15/2025		16,816	19,674,720
CF Industries, Inc.	4.95%	6/1/2043		1,059	882,941
CF Industries, Inc.	5.15%	3/15/2034		17,297	16,086,210
Chemours Co. (The)	5.375%	5/15/2027		10,454	10,244,920
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (Netherlands)†(a)	7.50%	5/1/2025		6,843	6,996,968
GCP Applied Technologies, Inc.†	5.50%	4/15/2026		6,832	6,669,740
Ingevity Corp.†	4.50%	2/1/2026		10,469	9,919,377
Koppers, Inc.†	6.00%	2/15/2025		5,873	5,968,436
Kraton Polymers LLC/Kraton Polymers Co.†(b)	5.25%	5/15/2026	EUR	5,844	6,871,823
Momentive Performance Materials, Inc.(k)	10.00%	10/15/2020		$3,105	311	(c)
Olin Corp.	5.00%	2/1/2030		8,306	7,828,820
Olin Corp.	5.125%	9/15/2027		8,284	8,076,900
SPCM SA (France)†(a)	4.875%	9/15/2025		11,931	11,364,277
TPC Group, Inc.†	8.75%	12/15/2020		7,299	7,229,660
Valvoline, Inc.	5.50%	7/15/2024		6,003	6,063,030
Venator Finance S.a.r.l/Venator Materials LLC (Luxembourg)†(a)	5.75%	7/15/2025		6,772	6,670,420
Versum Materials, Inc.†	5.50%	9/30/2024		12,218	12,309,635
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023		11,767	11,183,423
Total					169,953,701

Consumer/Commercial/Lease Financing 2.47%
ACE Cash Express, Inc.†	12.00%	12/15/2022		11,712	12,941,760
CURO Financial Technologies Corp. †	12.00%	3/1/2022		13,544	14,794,830
Enova International, Inc.†	8.50%	9/1/2024		13,517	14,192,850
Enova International, Inc.	9.75%	6/1/2021		5,471	5,744,550
Hunt Cos, Inc.†	6.25%	2/15/2026		7,556	7,130,975
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		11,070	10,378,125
Navient Corp.	5.875%	3/25/2021		8,807	9,038,184
Navient Corp.	6.125%	3/25/2024		28,259	28,470,942
Navient Corp.	6.625%	7/26/2021		4,354	4,528,160
Navient Corp.	6.75%	6/25/2025		30,463	31,063,121

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
Provident Funding Associates LP/PFG
Finance Corp.†	6.375%	6/15/2025	$6,671	$6,487,547
Quicken Loans, Inc.†	5.25%	1/15/2028	14,216	13,060,950
WeWork Cos., Inc.†	7.875%	5/1/2025	8,004	7,574,906
Total				165,406,900

Diversified Capital Goods 1.52%
Apex Tool Group LLC/BC Mountain Finance, Inc.†	9.00%	2/15/2023	10,482	10,193,745
BCD Acquisition, Inc.†	9.625%	9/15/2023	9,034	9,813,182
BWX Technologies, Inc.†	5.375%	7/15/2026	5,333	5,399,663
EnerSys†	5.00%	4/30/2023	6,124	6,078,070
Griffon Corp.	5.25%	3/1/2022	5,735	5,555,781
JB Poindexter & Co., Inc.†	7.125%	4/15/2026	9,888	10,085,760
NANA Development Corp.†	9.50%	3/15/2019	4,206	4,211,258
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025	17,140	16,540,100
SPX FLOW, Inc.†	5.625%	8/15/2024	6,252	6,205,110
SPX FLOW, Inc.†	5.875%	8/15/2026	6,307	6,243,930
Titan International, Inc.†	6.50%	11/30/2023	6,911	6,962,832
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	8,442	8,526,420
Zoomlion HK SPV Co. Ltd. (Hong Kong)†(a)	6.125%	12/20/2022	6,798	6,441,105
Total				102,256,956

Electric: Generation 2.14%
AES Argentina Generacion SA (Argentina)†(a)	7.75%	2/2/2024	6,194	6,088,454
Calpine Corp.	5.75%	1/15/2025	33,550	30,614,375
DPL, Inc.	7.25%	10/15/2021	6,507	7,117,031
Elwood Energy LLC	8.159%	7/5/2026	7,456	8,313,037
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	11,337	10,685,122
NRG Yield Operating LLC	5.00%	9/15/2026	4,331	4,190,243
NRG Yield Operating LLC	5.375%	8/15/2024	2,121	2,131,605
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,469	9,294,911
Red Oak Power LLC	9.20%	11/30/2029	9,537	10,931,786
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025	7,546	6,885,725
Talen Energy Supply LLC	4.60%	12/15/2021	7,921	7,029,888
Terraform Global Operating LLC†	6.125%	3/1/2026	6,836	6,818,910
TerraForm Power Operating LLC†	5.00%	1/31/2028	9,829	9,312,978
Vistra Energy Corp.	7.625%	11/1/2024	9,120	9,838,200
Vistra Energy Corp.†	8.125%	1/30/2026	12,975	14,253,427
Total				143,505,692

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.65%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	$7,749	$7,458,413
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	9,938	9,929,950
NRG Energy, Inc.†	5.75%	1/15/2028	16,504	16,340,445
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	10,396	9,964,046
Total				43,692,854

Electronics 0.72%
Entegris, Inc.†	4.625%	2/10/2026	7,121	6,862,864
Itron, Inc.†	5.00%	1/15/2026	7,175	6,905,937
Nokia OYJ (Finland)(a)	4.375%	6/12/2027	7,116	6,717,789
Qorvo, Inc.	7.00%	12/1/2025	12,847	13,890,819
Sensata Technologies BV†	5.625%	11/1/2024	13,449	14,020,582
Total				48,397,991

Energy: Exploration & Production 6.98%
Afren plc (United Kingdom)†(a)(k)	6.625%	12/9/2020	4,806	21,050
Afren plc (United Kingdom)†(a)(k)	10.25%	4/8/2019	3,367	14,746
Afren plc (United Kingdom)†(a)(k)	11.50%	2/1/2016	4,294	18,806
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	15,981	16,899,907
Baytex Energy Corp. (Canada)†(a)	5.625%	6/1/2024	7,371	6,744,465
Berry Petroleum Co. LLC†	7.00%	2/15/2026	13,315	13,581,300
California Resources Corp.†	8.00%	12/15/2022	26,581	23,590,637
Callon Petroleum Co.	6.125%	10/1/2024	13,586	13,772,807
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	8,474	9,067,180
Centennial Resource Production LLC†	5.375%	1/15/2026	10,459	10,328,262
Continental Resources, Inc.	3.80%	6/1/2024	20,758	20,324,768
Continental Resources, Inc.	4.375%	1/15/2028	20,321	20,234,461
Continental Resources, Inc.	4.50%	4/15/2023	7,861	8,008,899
Denbury Resources, Inc.	4.625%	7/15/2023	4,690	3,939,600
Denbury Resources, Inc.	5.50%	5/1/2022	7,635	6,776,063
Denbury Resources, Inc.†	9.00%	5/15/2021	6,758	7,197,270
Diamondback Energy, Inc.	4.75%	11/1/2024	19,941	19,317,844
Eclipse Resources Corp.	8.875%	7/15/2023	9,057	8,558,865
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	5,614	5,515,755
Energen Corp.	4.625%	9/1/2021	9,496	9,519,740
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	8,260	8,218,700
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	6,188	4,517,240
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	6,902	7,264,355
Gulfport Energy Corp.	6.00%	10/15/2024	3,077	2,907,765

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Gulfport Energy Corp.	6.375%	5/15/2025	$3,955	$3,811,592
Gulfport Energy Corp.	6.375%	1/15/2026	4,209	4,030,118
Halcon Resources Corp.	6.75%	2/15/2025	6,601	6,221,443
HighPoint Operating Corp.	7.00%	10/15/2022	7,112	7,198,766
HighPoint Operating Corp.	8.75%	6/15/2025	3,202	3,442,150
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	10,163	9,959,740
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,392	8,412,980
Indigo Natural Resources LLC†	6.875%	2/15/2026	7,210	6,921,600
Jagged Peak Energy LLC†	5.875%	5/1/2026	11,124	11,012,760
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	18,004	14,335,685
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	10,802	10,866,164
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	15,381	13,958,257
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,192,062
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,566,548
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	8,256	8,544,960
PDC Energy, Inc.	6.125%	9/15/2024	4,119	4,211,678
Range Resources Corp.	4.875%	5/15/2025	7,290	6,889,050
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	7,706	8,669,250
Sanchez Energy Corp.	6.125%	1/15/2023	8,087	5,357,638
Sanchez Energy Corp.†	7.25%	2/15/2023	9,174	9,036,390
SM Energy Co.	5.625%	6/1/2025	4,483	4,314,888
SM Energy Co.	6.75%	9/15/2026	2,224	2,262,920
Southwestern Energy Co.	7.50%	4/1/2026	6,639	6,904,693
Southwestern Energy Co.	7.75%	10/1/2027	5,491	5,765,550
SRC Energy, Inc.†	6.25%	12/1/2025	12,231	12,506,197
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	22,778	19,446,717
WildHorse Resource Development Corp.†	6.875%	2/1/2025	6,424	6,592,630
WPX Energy, Inc.	5.25%	9/15/2024	11,997	11,937,015
WPX Energy, Inc.	5.75%	6/1/2026	8,510	8,504,554
YPF SA (Argentina)†(a)	6.95%	7/21/2027	7,429	6,908,970
Total				468,123,450

Environmental 0.35%
Hulk Finance Corp. (Canada)†(a)	7.00%	6/1/2026	10,224	9,942,840
Waste Pro USA, Inc.†	5.50%	2/15/2026	7,069	6,839,258
Wrangler Buyer Corp.†	6.00%	10/1/2025	7,303	6,992,622
Total				23,774,720

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.26%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	$7,511	$7,100,148
Ingles Markets, Inc.	5.75%	6/15/2023	10,562	10,562,000
Total				17,662,148

Food: Wholesale 1.70%
B&G Foods, Inc.	5.25%	4/1/2025	8,617	8,121,522
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7,753	7,491,336
Dole Food Co., Inc.†	7.25%	6/15/2025	6,673	6,656,318
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(a)	5.625%	8/15/2026	7,283	6,754,982
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	6,909	6,641,276
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	12,187	11,531,949
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	6,361	6,186,073
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	9,796	10,161,645
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	8,698	8,589,275
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026	7,396	7,211,100
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	10,478	10,175,710
MHP SE (Ukraine)†(a)	7.75%	5/10/2024	8,529	8,766,533
Performance Food Group, Inc.†	5.50%	6/1/2024	6,677	6,626,923
Simmons Foods, Inc.†	5.75%	11/1/2024	7,944	6,792,120
Tonon Luxembourg SA (Luxembourg)†(a)(k)	10.50%	5/14/2024	4,699	1,997,460
Total				113,704,222

Forestry/Paper 1.15%
Boise Cascade Co.†	5.625%	9/1/2024	16,563	16,707,926
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	6,850	7,222,469
Klabin Finance SA (Luxembourg)†(a)	4.875%	9/19/2027	7,165	6,609,713
Louisiana-Pacific Corp.	4.875%	9/15/2024	14,123	13,875,847
Mercer International, Inc. (Canada)†(a)	5.50%	1/15/2026	9,824	9,652,080
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	12,650	13,285,915
Rayonier AM Products, Inc.†	5.50%	6/1/2024	10,344	9,826,800
Total				77,180,750

Gaming 2.73%
Buena Vista Gaming Authority†	13.00%	4/1/2023	9,348	9,488,220
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	6,849	6,575,040
Churchill Downs, Inc.†	4.75%	1/15/2028	11,350	10,640,625
Eldorado Resorts, Inc.	6.00%	4/1/2025	6,073	6,073,000

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Gaming (continued)
Everi Payments, Inc.†	7.50%	12/15/2025		$9,796	$9,955,185
Gateway Casinos & Entertainment Ltd. (Canada)†(a)	8.25%	3/1/2024		6,800	7,191,000
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026		4,415	4,392,925
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		9,358	9,802,505
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024		6,675	6,775,125
MGM Resorts International	6.00%	3/15/2023		22,721	23,516,235
MGM Resorts International	7.75%	3/15/2022		2,156	2,366,210
Mohegan Gaming & Entertainment†(l)	7.875%	10/15/2024		13,035	12,448,425
Penn National Gaming, Inc.†	5.625%	1/15/2027		13,855	13,266,163
Scientific Games International, Inc.†(b)	3.375%	2/15/2026	EUR	8,570	9,742,045
Scientific Games International, Inc.†	5.00%	10/15/2025		$6,910	6,685,425
Station Casinos LLC†	5.00%	10/1/2025		6,918	6,665,493
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025		6,952	6,647,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		20,283	19,928,047
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027		11,302	10,934,685
Total					183,094,203

Gas Distribution 2.32%
Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%	9/15/2024		8,225	8,101,625
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		25,047	24,984,382
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025		16,628	17,417,830
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024		5,339	5,912,943
Cheniere Energy Partners LP†	5.25%	10/1/2025		6,924	6,750,900
Delek Logistics Partners LP	6.75%	5/15/2025		6,834	6,799,830
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020		6,559	6,858,095
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024		7,202	7,220,005
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021		4,150	4,436,955
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023		6,105	6,234,731
NGPL PipeCo LLC†	4.875%	8/15/2027		12,545	12,226,984
Rockies Express Pipeline LLC†	5.625%	4/15/2020		4,597	4,745,023
Rockies Express Pipeline LLC†	6.875%	4/15/2040		13,093	15,122,415
Rockpoint Gas Storage Canada Ltd. (Canada)†(a)	7.00%	3/31/2023		10,566	10,711,283
Southern Star Central Corp.†	5.125%	7/15/2022		9,846	9,944,460
Williams Cos., Inc. (The)	3.70%	1/15/2023		8,560	8,368,513
Total					155,835,974

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.54%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	$7,684	$7,808,865
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	1,901	1,977,040
CHS/Community Health Systems, Inc.	5.125%	8/1/2021	5,613	5,302,545
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	8,257	7,018,450
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	17,912	17,464,200
HCA, Inc.	5.25%	4/15/2025	11,532	11,618,490
HCA, Inc.	5.25%	6/15/2026	53,119	52,986,202
HCA, Inc.	5.50%	6/15/2047	22,518	21,054,330
HCA, Inc.	5.875%	3/15/2022	4,361	4,595,404
HCA, Inc.	7.50%	2/15/2022	5,000	5,462,500
HCA, Inc.	7.50%	12/15/2023	10,647	11,658,465
HCA, Inc.	7.69%	6/15/2025	3,765	4,122,675
HCA, Inc.	8.36%	4/15/2024	12,701	14,320,378
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,379	9,883,121
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	7,290	6,834,375
Tenet Healthcare Corp.†	4.625%	7/15/2024	14,970	14,445,301
Tenet Healthcare Corp.†	5.125%	5/1/2025	32,615	31,758,856
Tenet Healthcare Corp.	6.75%	6/15/2023	2,359	2,356,051
Tenet Healthcare Corp.†	7.00%	8/1/2025	6,837	6,819,908
Total				237,487,156

Health Services 1.33%
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	14,187	13,442,182
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	12,792	11,045,124
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	6,830	6,787,313
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	3,766	3,991,960
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,742	6,795,262
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	6,279	6,530,160
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	9,240	9,574,950
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	10,999	9,893,326
Service Corp. International	4.625%	12/15/2027	8,478	8,105,053
Team Health Holdings, Inc.†	6.375%	2/1/2025	7,593	6,605,910
West Street Merger Sub, Inc.†	6.375%	9/1/2025	6,950	6,672,000
Total				89,443,240

Hotels 0.60%
ESH Hospitality, Inc.†	5.25%	5/1/2025	10,075	9,703,232
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	7,611	7,268,505

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels (continued)
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	$13,784	$13,525,550
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%	12/1/2024	9,062	9,413,153
Total				39,910,440

Insurance Brokerage 0.22%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	6,763	6,999,705
HUB International Ltd.†	7.00%	5/1/2026	8,005	8,027,894
Total				15,027,599

Integrated Energy 0.65%
Petrobras Global Finance BV (Netherlands)(a)	5.625%	5/20/2043	39,837	33,413,284
Rio Oil Finance Trust Series 2018-1 (Brazil)†(a)	8.20%	4/6/2028	9,652	9,929,495
Total				43,342,779

Investments & Miscellaneous Financial Services 0.58%
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%	7/27/2026	7,100	7,033,957
MSCI, Inc.†	5.75%	8/15/2025	14,906	15,409,077
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	15,708	16,306,632
Total				38,749,666

Life Insurance 0.10%
CNO Financial Group, Inc.	5.25%	5/30/2025	6,803	6,871,030

Machinery 0.44%
Manitowoc Co., Inc. (The)†	12.75%	8/15/2021	5,831	6,523,431
Tennant Co.	5.625%	5/1/2025	6,242	6,242,000
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(a)	7.75%	4/15/2026	9,491	9,040,178
Welbilt, Inc.	9.50%	2/15/2024	7,122	7,887,615
Total				29,693,224

Managed Care 1.15%
Centene Corp.	4.75%	1/15/2025	15,663	15,604,264
Centene Corp.	6.125%	2/15/2024	6,349	6,690,259
Centene Escrow I Corp.†	5.375%	6/1/2026	18,919	19,155,487
Molina Healthcare, Inc.†	4.875%	6/15/2025	12,895	12,314,725
WellCare Health Plans, Inc.	5.25%	4/1/2025	23,451	23,451,000
Total				77,215,735

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content 2.97%
AMC Networks, Inc.	4.75%	8/1/2025		$10,603	$9,993,328
AMC Networks, Inc.	5.00%	4/1/2024		8,904	8,670,270
Belo Corp.	7.25%	9/15/2027		11,082	11,802,330
EW Scripps Co. (The)†	5.125%	5/15/2025		9,223	8,750,321
Gray Television, Inc.†	5.125%	10/15/2024		2,555	2,414,475
Gray Television, Inc.†	5.875%	7/15/2026		11,267	10,675,482
iHeartCommunications, Inc.(k)	9.00%	3/1/2021		16,790	13,348,050
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	30,266	35,149,314
Netflix, Inc.	4.375%	11/15/2026		$7,423	7,030,991
Netflix, Inc.†	4.875%	4/15/2028		3,462	3,293,574
Netflix, Inc.	5.875%	2/15/2025		28,899	29,804,984
Salem Media Group, Inc.†	6.75%	6/1/2024		10,951	10,403,450
Sirius XM Radio, Inc.†	5.00%	8/1/2027		22,174	21,179,274
Sirius XM Radio, Inc.†	5.375%	7/15/2026		13,553	13,146,410
Sirius XM Radio, Inc.†	6.00%	7/15/2024		7,306	7,506,915
WMG Acquisition Corp.†	5.00%	8/1/2023		6,372	6,316,245
Total					199,485,413

Medical Products 0.72%
Charles River Laboratories International, Inc.†	5.50%	4/1/2026		6,616	6,657,350
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025		6,599	6,467,020
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023		8,123	8,366,690
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		13,560	13,424,400
Teleflex, Inc.	4.625%	11/15/2027		4,187	3,951,481
Teleflex, Inc.	4.875%	6/1/2026		9,379	9,214,868
Total					48,081,809

Metals/Mining (Excluding Steel) 4.75%
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%	5/15/2028		2,723	2,811,498
Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024		18,337	19,486,730
Baffinland Iron Mines Corp. (Canada)†(a)	12.00%	2/1/2022		9,277	10,320,662
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		12,224	11,765,600
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		14,618	14,005,871
Coeur Mining, Inc.	5.875%	6/1/2024		7,525	7,402,719
Compass Minerals International, Inc.†	4.875%	7/15/2024		12,225	11,644,312
CONSOL Energy, Inc.†	11.00%	11/15/2025		14,244	15,650,595
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022		4,970	4,759,201
Ferroglobe plc/Globe Specialty Metals, Inc. (United Kingdom)†(a)	9.375%	3/1/2022		19,064	20,303,160

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	4/1/2023	$6,747	$6,789,169
Freeport-McMoRan, Inc.	3.875%	3/15/2023	55,855	53,830,256
Geo Coal International Pte Ltd. (Singapore)†(a)	8.00%	10/4/2022	7,287	6,983,832
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	5,794	6,112,670
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	161	167,038
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	6,130	6,467,150
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	8,089	7,462,102
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	10,424	9,766,600
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5	(c)
Novelis Corp.†	5.875%	9/30/2026	9,509	9,343,543
Novelis Corp.†	6.25%	8/15/2024	7,351	7,462,000
Peabody Energy Corp.†	6.375%	3/31/2025	38,165	39,739,306
Peabody Energy Corp.	10.00%	3/15/2022	7,120	712	(c)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	12,979	13,457,666
Samarco Mineracao SA (Brazil)†(a)(k)	4.125%	11/1/2022	12,880	9,144,800
Taseko Mines Ltd. (Canada)†(a)	8.75%	6/15/2022	7,011	7,273,913
Vedanta Resources plc (India)†(a)	6.125%	8/9/2024	4,014	3,740,783
Warrior Met Coal, Inc.†	8.00%	11/1/2024	12,632	12,963,590
Total				318,855,483

Monoline Insurance 0.44%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	10,380	9,705,300
MGIC Investment Corp.	5.75%	8/15/2023	12,840	13,161,000
Radian Group, Inc.	4.50%	10/1/2024	7,035	6,727,219
Total				29,593,519

Oil Field Equipment & Services 3.07%
Apergy Corp.†	6.375%	5/1/2026	9,782	9,965,412
Bristow Group, Inc.†	8.75%	3/1/2023	9,949	9,774,892
Calfrac Holdings LP†	8.50%	6/15/2026	12,173	12,108,483
CSI Compressco LP/CSI Compressco Finance, Inc.	7.25%	8/15/2022	10,378	9,781,265
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,534	11,649,340
Ensco plc (United Kingdom)(a)	4.50%	10/1/2024	8,401	7,025,336
Ensco plc (United Kingdom)(a)	5.20%	3/15/2025	3,762	3,164,783
Ensco plc (United Kingdom)(a)	7.75%	2/1/2026	5,362	5,127,413
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025	14,668	15,529,745
Forum Energy Technologies, Inc.	6.25%	10/1/2021	13,344	13,460,760
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)(m)	6.375%	6/1/2028	6,434	6,450,085
Noble Holding International Ltd.†	7.875%	2/1/2026	16,752	17,087,040

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
Pioneer Energy Services Corp.	6.125%	3/15/2022	$7,907	$7,551,185
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024	20,251	19,137,195
Precision Drilling Corp. (Canada)(a)	7.75%	12/15/2023	4,385	4,659,063
Rowan Cos., Inc.	4.75%	1/15/2024	7,661	6,607,613
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,132	7,693,106
Transocean Proteus Ltd.†	6.25%	12/1/2024	8,079	8,230,787
Transocean, Inc.†	7.50%	1/15/2026	17,277	17,557,751
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	7,040	6,740,800
Unit Corp.	6.625%	5/15/2021	6,737	6,787,527
Total				206,089,581

Oil Refining & Marketing 0.24%
Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	16,177,590

Packaging 0.88%
BWAY Holding Co.†	7.25%	4/15/2025	13,843	13,627,049
Pactiv LLC	7.95%	12/15/2025	9,754	10,729,400
Sealed Air Corp.†	6.875%	7/15/2033	11,668	12,922,310
Silgan Holdings, Inc.	4.75%	3/15/2025	6,319	6,018,848
Trident Merger Sub, Inc.†	6.625%	11/1/2025	9,073	8,959,587
W/S Packaging Holdings, Inc.†	9.00%	4/15/2023	6,783	6,969,533
Total				59,226,727

Personal & Household Products 0.53%
Central Garden & Pet Co.	5.125%	2/1/2028	11,321	10,613,438
Gibson Brands, Inc.†(k)	8.875%	8/1/2018	10,533	8,953,050
High Ridge Brands Co.†	8.875%	3/15/2025	9,249	4,347,030
Mattel, Inc.	5.45%	11/1/2041	7,524	6,074,125
Mattel, Inc.†	6.75%	12/31/2025	5,657	5,532,546
Total				35,520,189

Pharmaceuticals 1.42%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	8,660	7,006,061
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	9,807	9,169,545
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	23,082	22,960,819
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	28,104	26,804,190
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	4,119	4,304,355
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	6,590	6,927,738
Valeant Pharmaceuticals International, Inc.†(m)	8.50%	1/31/2027	17,681	18,012,519
Total				95,185,227

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Printing & Publishing 0.15%
Meredith Corp.†	6.875%	2/1/2026	$9,692	$9,813,150

Rail 0.28%
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	6,602	6,234,764
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	11,801	12,237,637
Total				18,472,401

Real Estate Development & Management 0.44%
China Evergrande Group (China)(a)	8.75%	6/28/2025	13,333	12,351,425
Greystar Real Estate Partners LLC†	5.75%	12/1/2025	6,435	6,290,212
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	13,233	10,537,173
Total				29,178,810

Recreation & Travel 0.93%
24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022	7,771	7,848,710
Boyne USA, Inc.†	7.25%	5/1/2025	6,575	6,850,361
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	3,873	3,853,635
Merlin Entertainments plc (United Kingdom)†(a)	5.75%	6/15/2026	7,625	7,696,522
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	15,848	16,600,780
Six Flags Entertainment Corp.†	4.875%	7/31/2024	6,820	6,598,350
Speedway Motorsports, Inc.	5.125%	2/1/2023	6,485	6,403,938
Viking Cruises Ltd.†	5.875%	9/15/2027	7,071	6,629,063
Total				62,481,359

Restaurants 1.34%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	10,163	10,035,962
CEC Entertainment, Inc.	8.00%	2/15/2022	14,728	13,199,970
IRB Holding Corp.†	6.75%	2/15/2026	14,478	13,717,905
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	9,463	8,918,878
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	19,685	19,586,575
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	7,501	6,263,335
Wendy’s International LLC	7.00%	12/15/2025	10,154	10,814,010
Yum! Brands, Inc.	5.35%	11/1/2043	8,462	7,591,006
Total				90,127,641

Software/Services 1.09%
Fair Isaac Corp.†	5.25%	5/15/2026	9,983	10,132,745
First Data Corp.†	5.75%	1/15/2024	17,491	17,622,183

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Software/Services (continued)
Informatica LLC†	7.125%	7/15/2023		$5,464	$5,573,280
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		2,214	2,230,605
Match Group, Inc.†	5.00%	12/15/2027		12,519	11,926,225
Rackspace Hosting, Inc.†	8.625%	11/15/2024		7,103	7,245,060
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		6,000	6,688,200
VeriSign, Inc.	5.25%	4/1/2025		11,288	11,584,310
Total					73,002,608

Specialty Retail 1.26%
Claire’s Stores, Inc.†(k)	9.00%	3/15/2019		9,290	5,457,875
Conn’s, Inc.	7.25%	7/15/2022		16,927	16,715,412
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		6,975	6,704,719
Hot Topic, Inc.†	9.25%	6/15/2021		10,080	9,676,800
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022		7,397	7,637,402
Murphy Oil USA, Inc.	5.625%	5/1/2027		10,080	10,004,400
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021		1,997	1,437,840
Neiman Marcus Group Ltd. LLC PIK 9.5%†	8.75%	10/15/2021		7,838	5,604,170
PVH Corp.(b)	3.125%	12/15/2027	EUR	3,905	4,525,572
Rent-A-Center, Inc.	4.75%	5/1/2021		$5,869	5,516,860
Under Armour, Inc.	3.25%	6/15/2026		7,841	6,962,723
Wolverine World Wide, Inc.†	5.00%	9/1/2026		4,456	4,233,200
Total					84,476,973

Steel Producers/Products 0.71%
AK Steel Corp.	7.00%	3/15/2027		9,591	9,207,360
Allegheny Technologies, Inc.	5.95%	1/15/2021		1,430	1,451,450
Allegheny Technologies, Inc.	7.875%	8/15/2023		5,161	5,643,295
Commercial Metals Co.	5.375%	7/15/2027		6,727	6,457,920
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		5,326	5,885,230
Steel Dynamics, Inc.	4.125%	9/15/2025		5,697	5,412,150
Steel Dynamics, Inc.	5.00%	12/15/2026		7,875	7,806,488
Zekelman Industries, Inc.†	9.875%	6/15/2023		5,242	5,766,200
Total					47,630,093

Support: Services 4.87%
ADT Corp. (The)†	4.875%	7/15/2032		12,655	9,997,450
AECOM	5.125%	3/15/2027		13,472	12,528,960
Ahern Rentals, Inc.†	7.375%	5/15/2023		13,935	13,656,300
APX Group, Inc.	7.625%	9/1/2023		17,702	15,622,015
APX Group, Inc.	8.75%	12/1/2020		739	709,440

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
BakerCorp International, Inc.	8.25%	6/1/2019	$10,662	$10,555,380
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	15,621	16,706,191
Brand Industrial Services, Inc.†	8.50%	7/15/2025	14,476	14,855,995
Brink’s Co. (The)†	4.625%	10/15/2027	7,856	7,090,040
Carlson Travel, Inc.†	6.75%	12/15/2023	5,450	5,320,563
Cloud Crane LLC†	10.125%	8/1/2024	9,091	9,931,917
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	8,764	9,377,480
Garda World Security Corp. (Canada)†(a)	8.75%	5/15/2025	6,224	6,348,480
GEO Group, Inc. (The)	6.00%	4/15/2026	9,941	9,767,032
H&E Equipment Services, Inc.	5.625%	9/1/2025	10,100	10,011,625
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	11,471	11,098,192
Laureate Education, Inc.†	8.25%	5/1/2025	9,290	9,870,625
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	10,095	9,754,637
MasTec, Inc.	4.875%	3/15/2023	10,880	10,812,000
Mobile Mini, Inc.	5.875%	7/1/2024	8,651	8,802,393
Monitronics International, Inc.	9.125%	4/1/2020	11,425	8,083,188
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	6,002	6,375,324
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	7,406	7,230,108
Sotheby’s†	4.875%	12/15/2025	7,164	6,951,229
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025	6,914	6,717,297
TopBuild Corp.†	5.625%	5/1/2026	9,453	9,334,837
United Rentals North America, Inc.	4.625%	10/15/2025	13,976	13,486,840
United Rentals North America, Inc.	4.875%	1/15/2028	20,331	19,143,670
United Rentals North America, Inc.	5.50%	5/15/2027	10,820	10,738,850
Weight Watchers International, Inc.†	8.625%	12/1/2025	13,995	15,289,537
Williams Scotsman International, Inc.†	7.875%	12/15/2022	10,768	11,279,480
York Risk Services Holding Corp.†	8.50%	10/1/2022	9,944	9,297,640
Total				326,744,715

Technology Hardware & Equipment 0.85%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	8,825	9,133,875
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	26,451	27,940,582
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	6,569	7,059,900
Western Digital Corp.	4.75%	2/15/2026	12,953	12,766,801
Total				56,901,158

Telecommunications: Satellite 0.79%
Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	19,182	18,606,540
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023	8,035	7,045,691

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Telecommunications: Satellite (continued)
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%		4/1/2021		$28,142	$27,649,515
Total						53,301,746

Telecommunications: Wireless 0.75%
T-Mobile USA, Inc.	6.50%		1/15/2026		47,922	50,138,393

Telecommunications: Wireline Integrated & Services 2.79%
CenturyLink, Inc.	5.625%		4/1/2025		14,048	13,153,283
CenturyLink, Inc.	6.75%		12/1/2023		7,024	7,067,900
CenturyLink, Inc.	7.50%		4/1/2024		8,077	8,319,310
Cogent Communications Group, Inc.†	5.375%		3/1/2022		12,907	13,165,140
Equinix, Inc.(b)	2.875%		2/1/2026	EUR	15,128	16,935,766
Equinix, Inc.	5.875%		1/15/2026		$3,937	4,020,661
Frontier Communications Corp.	6.875%		1/15/2025		29,649	19,123,605
Frontier Communications Corp.	7.125%		1/15/2023		3,721	2,739,586
Frontier Communications Corp.	7.625%		4/15/2024		8,584	5,880,040
Frontier Communications Corp.†	8.50%		4/1/2026		8,229	8,002,703
Frontier Communications Corp.	11.00%		9/15/2025		15,603	12,560,415
GCI LLC	6.875%		4/15/2025		17,246	18,043,627
Telecom Italia Capital SA (Luxembourg)(a)	6.375%		11/15/2033		14,087	14,368,740
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023		16,887	16,544,194
West Corp.†	8.50%		10/15/2025		7,300	6,807,250
Wind Tre SpA (Italy)†(a)	5.00%		1/20/2026		12,453	10,024,665
WTT Investment Ltd. (Hong Kong)†(a)	5.50%		11/21/2022		10,800	10,404,145
Total						187,161,030

Theaters & Entertainment 0.10%
Live Nation Entertainment, Inc.†	5.625%		3/15/2026		6,779	6,779,000

Tobacco 0.10%
Alliance One International, Inc.	9.875%		7/15/2021		7,185	6,691,031

Transportation: Infrastructure/Services 1.05%
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		13,083	13,230,032
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026		7,016	6,989,690
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%		10/30/2019		7,254	7,344,675
Eletson Holdings, Inc. (Greece)†(a)	9.625%		1/15/2022		12,236	7,769,860
Golar LNG Partners LP (United Kingdom)†(a)	8.593% (3 Mo. LIBOR + 6.25%	)#	5/18/2021		7,000	7,174,293

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Transportation: Infrastructure/Services (continued)
Great Lakes Dredge & Dock Corp.	8.00%		5/15/2022	$6,767	$6,902,340
JSL Europe SA (Luxembourg)†(a)	7.75%		7/26/2024	10,004	9,828,930
Navios Maritime Acquisition Corp./Navios
Acquisition Finance US, Inc. (Greece)†(a)	8.125%		11/15/2021	8,115	6,563,006
Navios South American Logistics, Inc./Navios
Logistics Finance US, Inc. (Uruguay)†(a)	7.25%		5/1/2022	4,902	4,810,088
Total					70,612,914

Trucking & Delivery 0.32%
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023	6,925	7,087,391
XPO CNW, Inc.	6.70%		5/1/2034	13,989	14,443,643
Total					21,531,034
Total High Yield Corporate Bonds (cost $5,474,232,505)					5,388,116,900

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.41%
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(n)	10/15/2034	14,954	14,689,467
Caesars Palace Las Vegas Trust 2017-VICI F†	4.354%	#(n)	10/15/2034	13,397	12,904,886
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	#(n)	7/15/2056	2,000	105,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $28,396,895)					27,699,353

	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.02%

Energy: Exploration & Production
Templar Energy LLC (cost $1,866,653)	Zero Coupon			187	1,358,545

	Exercise		Expiration	Shares
	Price		Date	(000)
WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc.* (cost $754,851)	$ 35.05		5/15/2022	129	113,228	(c)
Total Long-Term Investments (cost $6,662,046,297)					6,594,889,682

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENT 0.14%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $9,610,000 of U.S. Treasury Note at 2.25% due 11/15/2025; value: $9,257,361; proceeds: $9,071,647 (cost $9,071,420)	$9,071	$9,071,420
Total Investments in Securities 98.43% (cost $6,671,117,717)		6,603,961,102
Cash, Foreign Cash and Other Assets in Excess Liabilities(o) 1.57%		105,642,907
Net Assets 100.00%		$6,709,604,009

CAD	Canadian dollar.
DOP	Dominican peso.
EUR	euro.
GBP	British pound.
JPY	Japanese yen.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2018.
(f)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Stub Rights issued in connection with a plan of reorganization.
(k)	Defaulted (non-income producing security).
(l)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2018 (See Note 2(n)).
(m)	Securities purchased on a when-issued basis (See Note 2(i)).
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on swaps, forward foreign currency exchange contracts, futures contracts and reverse repurchase agreements as follows:

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection May 31, 2018(1):

Referenced Index	Central Clearing party	Fund Receives (quarterly)	Termination Date	Notional Amount		Notional Value		Payments Upfront(2)		Unrealized Appreciation(3)
Markit CDX. NA.EM.29(4)(5)	Credit Suisse	1.00%	6/20/2023		$277,799,000		$268,786,195		$7,991,003	$1,021,802

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection May 31, 2018(1):

Referenced Index	Central Clearing party	Fund Pays (quarterly)	Termination Date	Notional Amount		Notional Value		Payments Upfront(2)		Unrealized Depreciation(3)
Markit CDX. NA.HY.30(4)(6)	Credit Suisse	5.00%	6/20/2023		$148,856,000		$58,105,721		$9,280,034	$(30,313)
Markit CDX. ITRX.29(4)(7)	Credit Suisse	5.00%	6/20/2023	EUR	77,022,000	EUR	83,698,890	EUR	8,013,318	(1,757,491)
										$(1,787,804)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $1,021,802. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,787,804.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield issuers.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of equally weighted credit default swap entities.

Credit Default Swaps - Buy Protection at May 31, 2018(1):

Referenced Issuer	Swap Counterparty	Fund Receives (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Republic of Turkey(5)	Goldman Sachs	1.00%	6/20/2023	$4,167,000	$4,477,156	$307,445	$2,711	$310,156

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $2,711. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Ba2

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Open Forward Foreign Currency Exchange Contracts at May 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	7/19/2018	2,427,000	$3,302,148	$3,233,607	$68,541
British pound	Sell	State Street Bank and Trust	7/19/2018	20,156,000	28,951,052	26,854,794	2,096,258
euro	Sell	Deutsche Bank AG	8/16/2018	5,893,000	7,357,110	6,927,845	429,265
euro	Sell	Deutsche Bank AG	8/16/2018	2,825,000	3,486,816	3,321,086	165,730
euro	Sell	Goldman Sachs	8/16/2018	2,675,000	3,264,622	3,144,746	119,876
euro	Sell	J.P. Morgan	8/16/2018	3,831,000	4,667,049	4,503,746	163,303
euro	Sell	J.P. Morgan	8/16/2018	2,601,000	3,142,314	3,057,751	84,563
euro	Sell	J.P. Morgan	8/16/2018	798,000	963,990	938,133	25,857
euro	Sell	J.P. Morgan	8/16/2018	2,843,000	3,388,579	3,342,247	46,332
euro	Sell	J.P. Morgan	8/16/2018	2,200,000	2,613,903	2,586,333	27,570
euro	Sell	State Street Bank and Trust	8/16/2018	5,524,000	6,877,939	6,494,046	383,893
euro	Sell	State Street Bank and Trust	8/16/2018	1,065,000	1,326,097	1,252,020	74,077
euro	Sell	State Street Bank and Trust	8/16/2018	1,130,000	1,411,598	1,328,435	83,163
euro	Sell	State Street Bank and Trust	8/16/2018	285,000	356,022	335,048	20,974
euro	Sell	State Street Bank and Trust	8/16/2018	744,000	929,406	874,651	54,755
euro	Sell	State Street Bank and Trust	8/16/2018	353,000	440,968	414,989	25,979
euro	Sell	State Street Bank and Trust	8/16/2018	7,243,000	9,043,474	8,514,913	528,561
euro	Sell	State Street Bank and Trust	8/16/2018	5,015,000	6,262,355	5,895,663	366,692
euro	Sell	State Street Bank and Trust	8/16/2018	3,415,000	4,264,330	4,014,694	249,636
euro	Sell	State Street Bank and Trust	8/16/2018	1,842,000	2,293,521	2,165,466	128,055
euro	Sell	State Street Bank and Trust	8/16/2018	7,354,000	9,157,755	8,645,405	512,350
euro	Sell	State Street Bank and Trust	8/16/2018	8,386,000	10,356,250	9,858,630	497,620
euro	Sell	State Street Bank and Trust	8/16/2018	309,000	381,564	363,262	18,302
euro	Sell	State Street Bank and Trust	8/16/2018	1,334,000	1,642,427	1,568,258	74,169
euro	Sell	State Street Bank and Trust	8/16/2018	6,292,000	7,727,558	7,396,912	330,646
euro	Sell	State Street Bank and Trust	8/16/2018	2,237,000	2,747,409	2,629,830	117,579
euro	Sell	State Street Bank and Trust	8/16/2018	1,414,000	1,728,390	1,662,307	66,083

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	8/16/2018	1,881,000	$2,299,355	$2,211,315	$88,040
euro	Sell	State Street Bank and Trust	8/16/2018	4,364,000	5,257,364	5,130,344	127,020
euro	Sell	State Street Bank and Trust	8/16/2018	1,910,000	2,294,918	2,245,407	49,511
euro	Sell	State Street Bank and Trust	8/16/2018	3,283,000	3,922,484	3,859,514	62,970
euro	Sell	State Street Bank and Trust	8/16/2018	10,410,000	12,456,132	12,238,056	218,076
euro	Sell	State Street Bank and Trust	8/16/2018	378,000	451,266	444,379	6,887
euro	Sell	State Street Bank and Trust	8/16/2018	2,613,000	3,137,602	3,071,858	65,744
euro	Sell	State Street Bank and Trust	8/16/2018	25,840,000	31,141,665	30,377,654	764,011
euro	Sell	State Street Bank and Trust	8/16/2018	2,024,000	2,403,005	2,379,426	23,579
euro	Sell	J.P. Morgan	9/24/2018	292,000	347,439	344,329	3,110
euro	Sell	Morgan Stanley	9/24/2018	3,868,000	4,604,143	4,561,182	42,961
euro	Sell	State Street Bank and Trust	9/24/2018	2,354,000	2,778,956	2,775,859	3,097
euro	Sell	State Street Bank and Trust	9/24/2018	3,474,000	4,111,887	4,096,574	15,313
Japanese yen	Sell	State Street Bank and Trust	7/26/2018	789,445,000	7,413,080	7,282,953	130,127
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,360,275

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	8/16/2018	666,000	$788,636	$782,953	$(5,683)
euro	Sell	State Street Bank and Trust	9/24/2018	1,142,000	1,345,848	1,346,657	(809)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,492)

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Appreciation
U.S. 2-Year Treasury Note	September 2018	4,832	Long		$1,025,051,855		$1,025,516,505	$464,650
U.S. 5-Year Treasury Note	September 2018	29	Long		3,290,447		3,302,828	12,381
Ultra Long U.S. Treasury Bond	September 2018	252	Long		40,046,799		40,194,000	147,201
Total Unrealized Depreciation on Open Futures Contracts								$624,232

					Notional		Notional	Unrealized
Type	Expiration	Contracts	Position		Amount		Value	Depreciation
Euro-Bobl	June 2018	33	Short	EUR	(5,326,971)	EUR	(5,112,831)	$(92,271)
U.S. 10-Year Treasury Note	September 2018	1,197	Short		$(143,114,194)		$(144,163,688)	(1,049,494)
U.S. Long Bond	September 2018	446	Short		(63,700,588)		(64,725,750)	(1,025,162)
Total Unrealized Depreciation on Open Futures Contracts								$(2,166,927)

Reverse Repurchase Agreement Payable as of May 31, 2018:

Counterparty	Principal	Counterparty Held by Collateral	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co.	$1,322,693	$1,700,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $1,623,500 fair value	(6.00%)	4/6/2019	On Demand	$1,310,348

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $12,345.

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$13,696,806	$6,719,769	$–	$20,416,575
Energy: Exploration & Production	24,449,572	1,500,207	–	25,949,779
Food & Drug Retailers	–	–	197	197
Investments & Miscellaneous Financial Services	–	–	48,812	48,812
Personal & Household Products	–	7,837,341	858,173	8,695,514
Transportation: Infrastructure/ Services	6,818,372	3,351,516	–	10,169,888
Remaining Industries	290,449,148	–	–	290,449,148
Convertible Bonds	–	64,977,687	–	64,977,687
Convertible Preferred Stock	6,661,645	–	–	6,661,645
Floating Rate Loans
Air Transportation	–	–	14,113,558	14,113,558
Auto Parts & Equipment	–	20,375,832	5,942,369	26,318,201
Diversified Capital Goods	–	31,581,927	23,700,594	55,282,521
Food & Drug Retailers	–	–	281,522	281,522
Gaming	–	8,809,176	19,202,259	28,011,435
Health Services	–	10,098,343	7,234,995	17,333,338
Machinery	–	17,814,005	787,800	18,601,805
Metals/Mining (Excluding Steel)	–	–	7,264,440	7,264,440
Packaging	–	–	61,278	61,278
Personal & Household Products	–	20,056,052	1,598,727	21,654,779
Recreation & Travel	–	6,128,173	8,768,175	14,896,348
Restaurants	–	6,587,470	15,475,633	22,063,103
Software/Services	–	6,909,480	8,006,449	14,915,929
Specialty Retail	–	40,761,839	10,499,324	51,261,163
Support: Services	–	28,139,764	24,984,390	53,124,154
Transportation: Infrastructure/Services	–	5,455,991	17,125,694	22,581,685
Remaining Industries	–	209,589,808	–	209,589,808
Foreign Bonds	–	108,257,455	–	108,257,455
Foreign Government Obligations	–	64,619,889	–	64,619,889
High Yield Corporate Bonds
Automakers	–	47,335,329	850	47,336,179
Banking	–	210,343,813	1,000	210,344,813
Chemicals	–	169,953,390	311	169,953,701
Metals/Mining (Excluding Steel)	–	318,854,766	717	318,855,483
Remaining Industries	–	4,641,626,724	–	4,641,626,724
Non-Agency Commercial
Mortgage-Backed Securities	–	27,699,353	–	27,699,353
Preferred Stock	–	1,358,545	–	1,358,545
Warrant	–	–	113,228	113,228
Short-Term Investments
Repurchase Agreement	–	9,071,420	–	9,071,420
Total	$342,075,543	$6,095,815,064	$166,070,495	$6,603,961,102

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swaps Contracts
Assets	$–	$1,021,802	$–	$1,021,802
Liabilities	–	(1,787,804)	–	(1,787,804)
Credit Default Swaps Contracts
Assets	–	310,156	–	310,156
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	8,360,275	–	8,360,275
Liabilities	–	(6,492)	–	(6,492)
Futures Contracts
Assets	624,232	–	–	624,232
Liabilities	(2,166,927)	–	–	(2,166,927)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(1,310,348)	–	(1,310,348)
Total	$(1,542,695)	$6,587,589	$–	$5,044,894

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of December 1, 2017	$49,009	$71,349,513	$2,878	$–
Accrued Discounts (Premiums)	–	217,693	–	–
Realized Gain (Loss)	(6)	314,919	–	(3)
Change in Unrealized Appreciation (Depreciation)	(8,338,461)	(98,985)	–	(641,624)
Purchases	9,196,640	88,195,652	–	754,855
Sales	–	(20,788,059)	–	–
Transfers into Level 3	–	36,406,749	–	–
Transfers out of Level 3	–	(10,550,275)	–	–
Balance as of May 31, 2018	$907,182	$165,047,207	$2,878	$113,228
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$(8,338,461)	$38,314	$–	$(641,624)

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.65%

ASSET-BACKED SECURITIES 9.12%

Automobiles 2.58%
ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,124	$1,127,925
ACC Trust 2018-1 C†	6.81%	2/21/2023	870	873,675
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	888	887,813
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	262	261,637
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	2,503	2,505,007
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	2,412	2,403,578
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	710	701,535
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	3,519	3,499,995
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,323,825
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	18	18,050
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,135,984
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	2,737	2,737,477
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,963,884
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	64	64,560
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,881,754
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	857,949
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	571	570,834
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,975	2,980,068
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	718,510
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	6,976	6,971,277
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	198	198,060
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	3,025	3,008,085
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,955	2,954,224
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,250,454
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	217	216,747
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	899,435
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	797	795,604
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,099	1,094,537

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	$4,300	$4,213,884
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	257	255,534
Total					57,371,901

Credit Cards 1.04%
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	1,858	1,834,149
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	3,166	3,091,503
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,796,729
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,376,551
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	8,373	8,238,106
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,632,127
Total					22,969,165

Other 5.50%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	1,205	1,198,895
Ammc CLO 19 Ltd. 2016-19A A†	3.848% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	5,000	5,020,536
Apidos CLO XVI 2013-16A CR†	5.355% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	750	750,667
Apollo Credit Funding IV Ltd. 4A A1†	3.818% (3 Mo. LIBOR + 1.47%	)#	4/15/2027	5,750	5,759,696
Avery Point IV CLO Ltd. 2014-1A BR†	3.96% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	1,294	1,296,010
Avery Point V CLO Ltd. 2014-5A AR†	3.333% (3 Mo. LIBOR + .98%	)#	7/17/2026	906	907,848
Avery Point V CLO Ltd. 2014-5A BR†	3.853% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	1,505	1,507,869
Avery Point VII CLO Ltd. 2015-7A A1†	3.848% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	4,768	4,790,749
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.409% (3 Mo. LIBOR + 2.05%	)#	1/20/2029	2,720	2,735,580
Birchwood Park CLO Ltd. 2014-1A AR†	3.528% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	3,500	3,502,872
BlueMountain CLO Ltd. 2014-1A A1R†	3.619% (3 Mo. LIBOR + 1.26%	)#	4/30/2026	2,767	2,769,609
Bowman Park CLO Ltd. 2014-1A AR†	3.51% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	2,500	2,503,176
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	3.548% (3 Mo. LIBOR + 1.20%	)#	10/15/2026	6,000	6,004,200

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cent CLO Ltd. 2013-18A A†	3.482% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	$2,015	$2,016,808
Cent CLO Ltd. 2013-19A A1A†	3.689% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	2,436	2,440,477
Cent CLO Ltd. 2014-22A A1R†	3.773% (3 Mo. LIBOR + 1.41%	)#	11/7/2026	3,500	3,505,507
CIFC Funding V Ltd. 2014-5A A1R†	3.753% (3 Mo. LIBOR + 1.40%	)#	1/17/2027	2,250	2,251,452
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,215,938
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	2,857	2,856,431
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	4,151	4,109,729
Crestline Denali CLO XIV Ltd. 2016-1A A†	3.932% (3 Mo. LIBOR + 1.57%	)#	10/23/2028	3,768	3,779,246
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	607	604,260
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	312	308,277
Dryden 34 Senior Loan Fund 2014-34A A1R†	2.88% (3 Mo. LIBOR 1.16%	)#	10/15/2026	2,325	2,325,177
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	763	759,951
Galaxy XXI CLO Ltd. 2015-21A AR†	3.379% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	1,012	1,012,285
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%		3/15/2023	6,360	6,372,512
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.729% (3 Mo. LIBOR + 1.37%	)#	10/29/2026	5,000	5,008,013
Hardee’s Funding LLC 2018-1A AII†(a)	4.959%		6/20/2048	4,583	4,583,000
ICG US CLO Ltd. 2015-2A AR†	3.198% (3 Mo. LIBOR + .85%	)#	1/16/2028	4,946	4,946,840
Jamestown CLO VII Ltd. 2015-7A A2R†	3.66% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	1,789	1,779,054
Magnetite XVIII Ltd. 2016-18A A†	3.743% (3 Mo. LIBOR + 1.40%	)#	11/15/2028	830	832,905
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.555% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	3,500	3,504,491
Mountain View CLO X Ltd. 2015-10A BR†	3.692% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	2,400	2,403,039
OHA Loan Funding Ltd. 2016-1A B1†	4.159% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	4,500	4,520,823
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	907,309
Palmer Square Loan Funding Ltd. 2017-1A B†	4.048% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	2,079	2,077,470
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823% (3 Mo. LIBOR + .60%	)#	4/15/2026	4,810	4,811,087

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Other (continued)
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.273% (3 Mo. LIBOR + 1.05%	)#	4/15/2026		$1,633		$1,629,327
Palmer Square Loan Funding Ltd. 2018-1A B†	3.623% (3 Mo. LIBOR + 1.40%	)#	4/15/2026		1,237		1,232,709
Regatta IV Funding Ltd. 2014-1A DR†	5.66% (3 Mo. LIBOR + 3.30%	)#	7/25/2026		2,300		2,306,793
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		1,627		1,603,261
Seneca Park CLO Ltd. 2014-1A AR†	3.473% (3 Mo. LIBOR + 1.12%	)#	7/17/2026		1,500		1,500,978
Sound Point CLO II Ltd. 2013-1A A1R†	3.432% (3 Mo. LIBOR + 1.07%	)#	1/26/2031		1,430		1,433,493
Thacher Park CLO Ltd. 2014-1A AR†	3.519% (3 Mo. LIBOR + 1.16%	)#	10/20/2026		3,000		3,000,598
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.962% (3 Mo. LIBOR + 1.60%	)#	1/22/2027		860		861,467
Total							122,248,414
Total Asset-Backed Securities (cost $203,045,202)							202,589,480

				Shares (000)

COMMON STOCKS 0.08%

Electric: Power 0.00%
Eneva SA*(b)				BRL	3		10,515

Oil 0.08%
Chaparral Energy, Inc. Class A*					64		1,305,194
Chaparral Energy, Inc. Class B*					13		272,384
Dommo Energia SA*(b)				BRL	318		141,363
Dommo Energia SA ADR					–	(c)	12,539
Templar Energy LLC Class A Units					97		81,278
Total							1,812,758
Total Common Stocks (cost $3,374,868)							1,823,273

				Principal Amount (000)

CONVERTIBLE BONDS 0.17%

Energy Equipment & Services 0.04%
Tesla Energy Operations, Inc.	2.75%		11/1/2018		$805		794,098

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.13%
VEREIT, Inc.	3.00%	8/1/2018	$2,925	$2,926,922
Total Convertible Bonds (cost $3,723,160)				3,721,020

CORPORATE BONDS 77.60%

Aerospace/Defense 0.72%
Bombardier, Inc. (Canada)†(d)	5.75%	3/15/2022	972	978,075
Bombardier, Inc. (Canada)†(d)	6.125%	1/15/2023	5,208	5,214,510
Embraer Netherlands Finance BV (Netherlands)(d)	5.05%	6/15/2025	3,622	3,635,619
Embraer Overseas Ltd.†	5.696%	9/16/2023	4,875	5,076,142
Lockheed Martin Corp.	7.75%	5/1/2026	900	1,114,087
Total				16,018,433

Air Transportation 1.20%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	2,505	2,550,767
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	7,279	7,470,332
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	8,269	8,419,738
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	8,130	8,117,569
Total				26,558,406

Apparel 0.32%
PVH Corp.	7.75%	11/15/2023	5,967	7,078,354

Auto Parts: Original Equipment 0.22%
American Axle & Manufacturing, Inc.	6.50%	4/1/2027	3,875	3,800,019
TI Group Automotive Systems LLC (United Kingdom)†(d)	8.75%	7/15/2023	1,042	1,090,192
Total				4,890,211

Automotive 2.43%
Fiat Chrysler Automobiles NV (United Kingdom)(d)	5.25%	4/15/2023	200	202,000
Ford Motor Co.	7.45%	7/16/2031	12,874	15,233,895
General Motors Co.	6.75%	4/1/2046	14,530	16,597,147
Hyundai Capital America†	1.75%	9/27/2019	1,755	1,721,469
Hyundai Capital America†	2.00%	7/1/2019	2,847	2,807,352
Hyundai Capital America†	2.50%	3/18/2019	17,525	17,435,458
Total				53,997,321

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional 11.41%
ABN AMRO Bank NV (Netherlands)†(d)	4.75%		7/28/2025		$3,900	$3,911,778
Akbank Turk AS (Turkey)†(d)	7.20%	#(e)	3/16/2027		1,885	1,825,283
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(d)	4.375%		4/11/2027		1,565	1,445,669
Banco Mercantil del Norte SA†	7.625%	#(e)	–	(f)	2,000	1,981,020
Banco Santander SA (Spain)(d)	3.125%		2/23/2023		3,200	3,052,286
Bank of America Corp.	2.60%		1/15/2019		281	280,953
Bank of America Corp.	3.824%	#(e)	1/20/2028		8,949	8,751,401
Bank of America Corp.	4.45%		3/3/2026		9,494	9,589,599
Bank of Ireland Group plc (Ireland)(d)	4.125%	#(e)	9/19/2027		6,794	6,478,181
Bank of Montreal (Canada)(d)	3.803%	#(e)	12/15/2032		3,570	3,338,592
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021		2,920	3,399,476
BBVA Bancomer SA†	5.125%	#(e)	1/18/2033		4,300	3,886,168
BNP Paribas SA (France)†(d)	4.375%	#(e)	3/1/2033		4,800	4,560,480
BNP Paribas SA (France)†(d)	6.75%	#(e)	–	(f)	4,406	4,477,597
CIT Group, Inc.	5.80%	#(e)	–	(f)	619	616,679
CIT Group, Inc.	6.125%		3/9/2028		2,428	2,488,700
Citigroup, Inc.	3.668%	#(e)	7/24/2028		5,426	5,182,206
Citigroup, Inc.	3.887%	#(e)	1/10/2028		22,388	21,793,024
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,184,983
Citigroup, Inc.	5.95%	#(e)	–	(f)	1,077	1,086,424
Commonwealth Bank of Australia (Australia)†(d)	4.50%		12/9/2025		10,500	10,454,040
Discover Bank	3.45%		7/27/2026		5,548	5,180,488
Discover Bank	7.00%		4/15/2020		3,000	3,179,539
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	9,333,051
Huntington Bancshares, Inc.	5.70%	#(e)	–	(f)	1,834	1,820,061
Intesa Sanpaolo SpA (Italy)†(d)	3.875%		1/12/2028		2,429	2,121,280
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026		7,000	6,464,334
Intesa Sanpaolo SpA (Italy)†(d)	6.50%		2/24/2021		538	564,896
Itau Unibanco Holding SA†	6.125%	#(e)	–	(f)	1,863	1,758,579
JPMorgan Chase & Co.	3.54%	#(e)	5/1/2028		3,179	3,055,922
JPMorgan Chase & Co.	4.25%		10/15/2020		14,459	14,815,054
Macquarie Bank Ltd. (Australia)†(d)	4.875%		6/10/2025		1,850	1,858,728
Macquarie Bank Ltd. (Australia)†(d)	6.125%	#(e)	–	(f)	1,150	1,058,000
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021		4,261	4,585,674
Macquarie Group Ltd. (Australia)†(d)	4.654%	#(e)	3/27/2029		5,682	5,649,469
Morgan Stanley	3.583% (3 Mo. LIBOR + 1.22%	)#	5/8/2024		4,110	4,184,550
Morgan Stanley	3.875%		1/27/2026		7,343	7,266,168
Morgan Stanley	7.30%		5/13/2019		3,195	3,326,767

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Popular, Inc.	7.00%		7/1/2019	$2,476	$2,537,900
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025	1,276	1,240,910
Royal Bank of Scotland Group plc (United Kingdom)(d)	3.875%		9/12/2023	10,750	10,505,783
Royal Bank of Scotland Group plc (United Kingdom)(d)	4.892%	#(e)	5/18/2029	2,707	2,706,462
Santander UK Group Holdings plc (United Kingdom)(d)	3.823%	#(e)	11/3/2028	3,815	3,522,260
Santander UK plc (United Kingdom)†(d)	5.00%		11/7/2023	900	921,358
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	5,730	7,200,496
Sberbank of Russia Via SB Capital SA (Luxembourg)(d)	4.15%		3/6/2019	4,807	4,812,985
Toronto-Dominion Bank (The) (Canada)(d)	3.625%	#(e)	9/15/2031	1,274	1,219,751
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023	2,907	2,667,664
UBS AG	7.625%		8/17/2022	8,750	9,756,250
UBS AG (Switzerland)(d)	5.125%		5/15/2024	13,800	13,912,056
Wells Fargo Capital X	5.95%		12/1/2086	8,224	8,797,542
Westpac Banking Corp. (Australia)(d)	4.322%	#(e)	11/23/2031	3,197	3,107,493
Woori Bank (South Korea)†(d)	4.75%		4/30/2024	3,500	3,541,919
Total					253,457,928

Beverages 1.03%
Anheuser-Busch InBev Worldwide, Inc.	4.60%		4/15/2048	2,568	2,569,625
Bacardi Ltd.†	4.70%		5/15/2028	8,673	8,644,842
Becle SAB de CV (Mexico)†(d)	3.75%		5/13/2025	5,050	4,871,301
Maple Escrow Subsidiary, Inc.†	4.597%		5/25/2028	3,437	3,445,575
Maple Escrow Subsidiary, Inc.†	5.085%		5/25/2048	3,241	3,264,019
Total					22,795,362

Biotechnology Research & Production 0.68%
Amgen, Inc.	6.40%		2/1/2039	8,970	11,014,318
Baxalta, Inc.	3.028% (3 Mo. LIBOR + .78%	)#	6/22/2018	2,925	2,925,012
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	1,215	1,236,263
Total					15,175,593

Building Materials 0.56%
CPG Merger Sub LLC†	8.00%		10/1/2021	1,587	1,628,659
CRH America Finance, Inc.†	4.50%		4/4/2048	1,923	1,819,378
Griffon Corp.	5.25%		3/1/2022	2,220	2,150,625

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	$1,950	$1,958,867
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	909	922,635
Vulcan Materials Co.	2.95% (3 Mo. LIBOR + .65%	)#	3/1/2021	3,900	3,906,689
Total					12,386,853

Business Services 0.55%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(d)	5.95%		12/15/2039	2,200	2,159,654
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%		7/30/2027	2,200	2,018,080
APX Group, Inc.	8.75%		12/1/2020	804	771,840
Chicago Parking Meters LLC†	5.489%		12/30/2020	3,147	3,137,042
IHS Markit Ltd. (United Kingdom)†(d)	4.00%		3/1/2026	1,326	1,268,982
United Rentals North America, Inc.	4.875%		1/15/2028	3,155	2,970,748
Total					12,326,346

Chemicals 1.80%
Braskem Netherlands Finance BV (Netherlands)†(d)	4.50%		1/10/2028	2,140	2,006,036
CF Industries, Inc.†	4.50%		12/1/2026	2,044	2,025,558
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%		7/19/2020	7,350	7,234,429
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%		7/19/2022	3,000	2,909,781
Dow Chemical Co. (The)	9.40%		5/15/2039	1,143	1,794,399
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%		4/24/2023	4,600	4,375,405
Syngenta Finance NV (Netherlands)†(d)	4.441%		4/24/2023	1,332	1,330,723
Yara International ASA (Norway)†(a)(d)	4.75%		6/1/2028	7,740	7,756,855
Yara International ASA (Norway)†(d)	7.875%		6/11/2019	8,552	8,926,500
Yingde Gases Investment Ltd. (Hong Kong)†(d)	6.25%		1/19/2023	1,800	1,710,730
Total					40,070,416

Coal 0.21%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(d)	7.50%		12/11/2022	1,417	1,407,944
Peabody Energy Corp.†	6.00%		3/31/2022	2,737	2,808,025
Peabody Energy Corp.†	6.375%		3/31/2025	506	526,873
Total					4,742,842

Computer Hardware 0.92%
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	5,465	5,772,760
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	8,225	9,998,767
Leidos, Inc.	7.125%		7/1/2032	4,309	4,718,355
Total					20,489,882

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Computer Software 0.50%
Activision Blizzard, Inc.†	6.125%	9/15/2023	$1,271	$1,322,926
First Data Corp.†	7.00%	12/1/2023	2,922	3,068,100
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	1,070	1,079,362
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	3,428	3,821,192
TIBCO Software, Inc.†	11.375%	12/1/2021	1,737	1,891,159
Total				11,182,739

Construction/Homebuilding 0.23%
Century Communities, Inc.	5.875%	7/15/2025	1,453	1,376,718
William Lyon Homes, Inc.	7.00%	8/15/2022	1,576	1,615,400
Williams Scotsman International, Inc.†	7.875%	12/15/2022	1,942	2,034,245
Total				5,026,363

Containers 0.43%
Amcor Finance USA, Inc.†	4.50%	5/15/2028	6,804	6,878,168
OI European Group BV (Netherlands)†(d)	4.00%	3/15/2023	538	507,065
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	234	237,129
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,874	1,885,968
Total				9,508,330

Diversified 0.09%
KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023	2,000	1,973,654

Drugs 1.78%
AbbVie, Inc.	4.70%	5/14/2045	1,890	1,905,286
Allergan Funding SCS (Luxembourg)(d)	4.85%	6/15/2044	3,062	2,946,587
Bayer Corp.†	6.65%	2/15/2028	2,915	3,390,604
CVS Health Corp.	4.30%	3/25/2028	23,462	23,330,811
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,523,300
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	3.65%	11/10/2021	323	307,785
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	1,437	1,396,040
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	1.70%	7/19/2019	4,855	4,744,428
Total				39,544,841

Electric: Power 6.66%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(d)	4.875%	4/23/2030	3,800	3,803,952
Appalachian Power Co.	7.00%	4/1/2038	2,230	2,992,642

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	$6,842	$6,867,085
Avista Corp.	4.35%	6/1/2048	3,275	3,360,688
Calpine Corp.	5.50%	2/1/2024	3,885	3,549,919
Cleco Power LLC	6.00%	12/1/2040	4,723	5,523,302
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	2,361	2,253,610
Dominion Energy, Inc.	7.00%	6/15/2038	4,000	5,131,566
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,069,582
Edison International	4.125%	3/15/2028	5,474	5,449,173
Emera US Finance LP	2.70%	6/15/2021	1,052	1,026,197
Enel Finance International NV (Netherlands)†(d)	2.75%	4/6/2023	5,440	5,106,674
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	2,987,201
Exelon Generation Co. LLC	6.25%	10/1/2039	7,125	7,748,890
Infraestructura Energetica Nova SAB de CV (Mexico)†(d)	4.875%	1/14/2048	1,954	1,719,520
Israel Electric Corp. Ltd. (Israel)†(d)	4.25%	8/14/2028	4,800	4,573,157
ITC Holdings Corp.†	5.50%	1/15/2020	750	775,222
Minejesa Capital BV (Netherlands)†(d)	5.625%	8/10/2037	1,800	1,671,462
Mississippi Power Co.	4.25%	3/15/2042	3,605	3,428,911
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	3,202	2,989,868
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	3,243	3,706,317
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	247	323,918
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	299	427,673
Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021	4,289	4,516,525
Pacific Gas & Electric Co.	3.30%	12/1/2027	4,316	3,993,108
Pacific Gas & Electric Co.	6.05%	3/1/2034	6,546	7,600,898
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	1,000	1,046,863
Progress Energy, Inc.	7.75%	3/1/2031	5,822	7,817,875
PSEG Power LLC	8.625%	4/15/2031	8,171	10,765,217
SCANA Corp.	4.125%	2/1/2022	11,685	11,537,417
SCANA Corp.	4.75%	5/15/2021	5,597	5,658,459
SCANA Corp.	6.25%	4/1/2020	1,427	1,476,940
Sempra Energy	4.00%	2/1/2048	4,594	4,245,073
TECO Finance, Inc.	5.15%	3/15/2020	983	1,015,867
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	8,265	8,265,000
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,558,809
Total				147,984,580

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electrical Equipment 0.77%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	$6,800	$6,346,202
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	3,411	3,255,780
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%	9/1/2022	400	398,250
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	7,000	7,156,100
Total				17,156,332

Electrical: Household 0.12%
General Cable Corp.	5.75%	10/1/2022	2,652	2,724,930

Electronics 0.73%
Itron, Inc.†	5.00%	1/15/2026	2,428	2,336,950
Tech Data Corp.	3.70%	2/15/2022	13,967	13,790,103
Total				16,127,053

Engineering & Contracting Services 0.10%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	2,087	2,141,784

Entertainment 0.38%
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	1,183	1,283,555
Mohegan Gaming & Entertainment†(g)	7.875%	10/15/2024	2,045	1,952,975
Scientific Games International, Inc.	6.625%	5/15/2021	2,493	2,555,325
Scientific Games International, Inc.	10.00%	12/1/2022	2,467	2,655,133
Total				8,446,988

Environmental Services 0.05%
Waste Pro USA, Inc.†	5.50%	2/15/2026	1,164	1,126,170

Financial Services 2.43%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	526,035
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	617,185
BrightSphere Investment Group plc (United Kingdom)(d)	4.80%	7/27/2026	3,933	3,896,416
Discover Financial Services	4.10%	2/9/2027	4,115	3,989,030
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,385,891
Fidelity National Financial, Inc.	5.50%	9/1/2022	1,174	1,257,601
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	4.418%	11/15/2035	10,202	9,788,740
International Lease Finance Corp.	5.875%	4/1/2019	5,630	5,753,732
International Lease Finance Corp.	5.875%	8/15/2022	613	657,645
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,252,462
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,924	1,955,746

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
Navient Corp.	5.875%	3/25/2021	$2,405	$2,468,131
Navient Corp.	6.625%	7/26/2021	7,170	7,456,800
Navient Corp.	6.75%	6/25/2025	1,950	1,988,415
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,243	3,275,509
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	5,513,841
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	2,285	2,193,600
Total				53,976,779

Food 0.75%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625%	6/15/2024	1,950	1,843,335
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,594	1,540,203
JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,372,934
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,460,457
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	600,440
Sigma Alimentos SA de CV (Mexico)†(d)	4.125%	5/2/2026	3,230	3,015,366
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	947,586
Total				16,780,321

Health Care Products 0.48%
Life Technologies Corp.	6.00%	3/1/2020	4,643	4,858,476
Zimmer Biomet Holdings, Inc.	3.375%	11/30/2021	1,950	1,939,021
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	3,372	3,781,736
Total				10,579,233

Health Care Services 2.72%
Centene Corp.	5.625%	2/15/2021	3,547	3,650,608
Centene Escrow I Corp.†	5.375%	6/1/2026	3,240	3,280,500
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	3,754	3,891,809
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	6,313	6,754,156
HCA, Inc.	5.50%	6/15/2047	13,422	12,549,570
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,429	1,452,364
Kindred Healthcare, Inc.	8.00%	1/15/2020	1,529	1,636,015
Kindred Healthcare, Inc.	8.75%	1/15/2023	1,155	1,234,406
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,474,921
NYU Langone Hospitals	4.368%	7/1/2047	652	671,209
Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%	1/17/2028	1,096	985,825
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,146,093

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Services (continued)
Universal Health Services, Inc.†	5.00%	6/1/2026	$6,807	$6,611,299
Total				60,338,775

Household Equipment/Products 0.23%
Newell Brands, Inc.	3.15%	4/1/2021	4,083	4,048,012
Newell Brands, Inc.	3.85%	4/1/2023	975	970,767
Total				5,018,779

Insurance 3.16%
American International Group, Inc.	4.125%	2/15/2024	2,922	2,949,353
American International Group, Inc.	4.80%	7/10/2045	9,790	9,696,999
Aon Corp.	8.205%	1/1/2027	5,545	6,868,869
Assurant, Inc.	4.90%	3/27/2028	4,610	4,656,820
Brighthouse Financial, Inc.	3.70%	6/22/2027	5,000	4,542,186
CNO Financial Group, Inc.	5.25%	5/30/2025	4,866	4,914,660
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,480,186
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,950	2,035,743
Lincoln National Corp.	6.30%	10/9/2037	584	705,031
Lincoln National Corp.	7.00%	6/15/2040	2,218	2,903,298
MGIC Investment Corp.	5.75%	8/15/2023	2,475	2,536,875
Protective Life Corp.	8.45%	10/15/2039	5,103	7,490,467
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,365	12,236,721
Unum Group	5.75%	8/15/2042	2,922	3,163,820
Willis North America, Inc.	7.00%	9/29/2019	989	1,037,196
Total				70,218,224

Leasing 0.22%
GATX Corp.	4.55%	11/7/2028	4,845	4,893,726

Leisure 0.74%
Carnival plc	7.875%	6/1/2027	5,500	6,983,307
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,088	1,021,788
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	3,894	4,132,104
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,795	2,183,980
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,950	2,042,625
Total				16,363,804

Lodging 0.04%
Studio City Co., Ltd. (Macau)†(d)	7.25%	11/30/2021	913	954,085

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Machinery: Agricultural 0.11%
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		$485	$511,096
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026		2,000	1,942,300
Total					2,453,396

Machinery: Industrial/Specialty 1.01%
CNH Industrial Capital LLC	4.375%	4/5/2022		9,059	9,226,139
CNH Industrial Capital LLC	4.875%	4/1/2021		2,925	3,020,062
Nvent Finance Sarl (Luxembourg)†(d)	4.55%	4/15/2028		10,246	10,092,902
Total					22,339,103

Machinery: Oil Well Equipment & Services 0.08%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024		1,687	1,804,196

Manufacturing 0.18%
Pentair Finance Sarl (Luxembourg)(d)	2.65%	12/1/2019		4,118	4,082,947

Media 3.36%
21st Century Fox America, Inc.	7.75%	12/1/2045		7,994	11,715,946
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024		1,215	1,228,669
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		1,515	1,616,126
Comcast Corp.	3.969%	11/1/2047		5,567	4,920,294
Cox Communications, Inc.†	4.50%	6/30/2043		590	521,628
Cox Communications, Inc.†	4.70%	12/15/2042		410	370,049
Cox Communications, Inc.†	8.375%	3/1/2039		7,556	10,134,565
CSC Holdings LLC†	10.125%	1/15/2023		2,458	2,731,453
Myriad International Holdings BV (Netherlands)†(d)	6.00%	7/18/2020		8,333	8,713,785
NBCUniversal Enterprise, Inc.†	5.25%	–	(f)	14,243	14,563,468
Time Warner Cable LLC	6.55%	5/1/2037		2,560	2,785,313
Time Warner Cable LLC	7.30%	7/1/2038		9,716	11,307,821
Time Warner Entertainment Co. LP	8.375%	7/15/2033		3,215	4,087,050
Total					74,696,167

Metal Fabricating 0.08%
Valmont Industries, Inc.	5.25%	10/1/2054		1,946	1,842,633

Metals & Minerals: Miscellaneous 2.92%
Alcoa Nederland Holding BV (Netherlands)†(d)	6.125%	5/15/2028		1,071	1,105,808
Aleris International, Inc.†	9.50%	4/1/2021		2,878	3,018,303
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027		6,235	6,209,918
Ausdrill Finance Pty Ltd. (Australia)†(d)	6.875%	11/1/2019		2,000	2,010,000
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036		2,799	3,354,700

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals & Minerals: Miscellaneous (continued)
Barrick North America Finance LLC	7.50%	9/15/2038	$1,310	$1,703,959
First Quantum Minerals Ltd. (Canada)†(d)	6.875%	3/1/2026	3,000	2,846,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	9.75%	3/1/2022	1,776	1,958,619
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	965	975,432
Glencore Finance Canada Ltd. (Canada)†(d)	4.95%	11/15/2021	767	798,310
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	5,774	5,829,182
Glencore Funding LLC†	3.00%	10/27/2022	836	804,864
Glencore Funding LLC†	4.125%	5/30/2023	836	836,256
Goldcorp, Inc. (Canada)(d)	3.625%	6/9/2021	1,950	1,955,838
Goldcorp, Inc. (Canada)(d)	3.70%	3/15/2023	7,259	7,183,067
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	344	356,900
Hudbay Minerals, Inc. (Canada)†(d)	7.625%	1/15/2025	576	607,680
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	927	1,024,335
Kinross Gold Corp. (Canada)†(d)	4.50%	7/15/2027	5,828	5,361,760
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(d)	4.10%	4/11/2023	4,300	4,143,136
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	4,808	4,922,190
Newmont Mining Corp.	5.125%	10/1/2019	1,950	2,000,726
Southern Copper Corp. (Peru)(d)	5.25%	11/8/2042	3,885	3,901,218
Vedanta Resources plc (India)†(d)	6.125%	8/9/2024	2,000	1,863,868
Total				64,772,319

Natural Gas 0.69%
National Fuel Gas Co.	3.75%	3/1/2023	2,919	2,899,681
National Fuel Gas Co.	3.95%	9/15/2027	2,687	2,572,441
National Fuel Gas Co.	4.90%	12/1/2021	3,887	4,019,582
Southern Star Central Corp.†	5.125%	7/15/2022	5,850	5,908,500
Total				15,400,204

Office Furniture & Business Equipment 0.01%
Xerox Corp.	3.625%	3/15/2023	232	224,013

Oil 6.81%
Afren plc (United Kingdom)†(d)(h)	6.625%	12/9/2020	976	4,274
Afren plc (United Kingdom)†(d)(h)	10.25%	4/8/2019	2,049	8,976
Antero Resources Corp.	5.125%	12/1/2022	232	234,320
Apache Corp.	5.10%	9/1/2040	3,225	3,281,383
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,941	1,979,820
Canadian Natural Resources Ltd. (Canada)(d)	7.20%	1/15/2032	789	990,505
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	863	868,394

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	$761	$814,270
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%	10/3/2023	4,800	4,969,171
Continental Resources, Inc.	4.90%	6/1/2044	1,943	1,919,333
Continental Resources, Inc.	5.00%	9/15/2022	12,693	12,900,317
Encana Corp. (Canada)(d)	6.50%	5/15/2019	1,950	2,009,065
Eni SpA (Italy)†(d)	5.70%	10/1/2040	9,380	10,155,304
Eni USA, Inc.	7.30%	11/15/2027	3,245	3,934,225
Gazprom OAO via Gaz Capital SA (Luxembourg)†(d)	4.95%	2/6/2028	4,000	3,924,856
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	11,216	11,654,777
HighPoint Operating Corp.	7.00%	10/15/2022	1,119	1,132,652
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,382	8,402,955
KazMunayGas National Co. JSC (Kazakhstan)†(d)	6.375%	10/24/2048	1,800	1,839,690
Kerr-McGee Corp.	7.875%	9/15/2031	6,505	8,380,482
Kosmos Energy Ltd.†	7.875%	8/1/2021	1,131	1,153,620
Matador Resources Co.	6.875%	4/15/2023	3,350	3,513,312
Motiva Enterprises LLC†	5.75%	1/15/2020	6,412	6,642,175
Newfield Exploration Co.	5.75%	1/30/2022	975	1,026,188
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,815	2,864,262
OGX Austria GmbH (Brazil)†(d)(h)	8.50%	6/1/2018	1,800	36
Petrobras Global Finance BV (Netherlands)(d)	5.75%	2/1/2029	3,000	2,691,300
Petroleos Mexicanos (Mexico)(d)	5.50%	6/27/2044	2,365	1,981,633
Precision Drilling Corp. (Canada)(d)	5.25%	11/15/2024	2,621	2,476,845
PT Saka Energi Indonesia (Indonesia)†(d)	4.45%	5/5/2024	4,300	4,084,540
Raizen Fuels Finance SA (Luxembourg)†(d)	5.30%	1/20/2027	675	647,244
Range Resources Corp.	5.00%	8/15/2022	957	952,215
Range Resources Corp.	5.875%	7/1/2022	486	492,075
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(d)	6.75%	9/30/2019	5,000	5,206,593
Resolute Energy Corp.	8.50%	5/1/2020	2,921	2,928,302
RSP Permian, Inc.	6.625%	10/1/2022	2,933	3,064,985
Sanchez Energy Corp.	6.125%	1/15/2023	4,236	2,806,350
Seven Generations Energy Ltd. (Canada)†(d)	6.875%	6/30/2023	2,545	2,646,800
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	4,967	4,240,576
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	4.00%	8/15/2026	4,975	4,706,340
Trinidad Drilling Ltd. (Canada)†(d)	6.625%	2/15/2025	2,509	2,402,367
Valero Energy Corp.	10.50%	3/15/2039	7,394	12,080,893
WildHorse Resource Development Corp.†	6.875%	2/1/2025	850	872,313
YPF SA (Argentina)†(d)	7.00%	12/15/2047	3,015	2,519,032
Total				151,404,765

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers 5.13%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	$1,444	$1,507,175
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	1,769	1,764,578
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	2,630	2,625,382
Enable Midstream Partners LP	2.40%		5/15/2019	1,950	1,937,671
Enbridge Energy Partners LP	6.106% (3 Mo. LIBOR + 3.80%	)#	10/1/2077	4,055	4,044,862
Enbridge Energy Partners LP	9.875%		3/1/2019	1,950	2,049,330
Enbridge, Inc. (Canada)(d)	6.00%	#(e)	1/15/2077	4,462	4,305,830
Energy Transfer Partners LP	7.50%		7/1/2038	6,948	8,105,786
Energy Transfer Partners LP	6.125%		12/15/2045	1,073	1,091,297
Energy Transfer Partners LP	8.25%		11/15/2029	3,202	3,939,941
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	275	285,121
Enterprise Products Operating LLC	6.066% (3 Mo. LIBOR + 3.71%	)#	8/1/2066	4,040	4,055,150
Enterprise Products Operating LLC	7.55%		4/15/2038	1,199	1,613,567
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	975	1,017,019
Gulf South Pipeline Co. LP	4.00%		6/15/2022	2,241	2,240,956
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	6,020	6,436,258
Kinder Morgan, Inc.†	5.625%		11/15/2023	972	1,041,770
Kinder Morgan, Inc.	7.75%		1/15/2032	12,703	15,772,126
Magellan Midstream Partners LP	6.55%		7/15/2019	2,925	3,037,429
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	6,700	6,917,750
MPLX LP	5.50%		2/15/2023	874	894,766
Northwest Pipeline LLC	6.05%		6/15/2018	1,950	1,952,179
ONEOK Partners LP	8.625%		3/1/2019	1,950	2,031,339
Sabal Trail Transmission LLC†	4.246%		5/1/2028	2,429	2,446,972
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	10,183	10,877,126
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	8,398	9,105,934
Spectra Energy Partners LP	2.725% (3 Mo. LIBOR + .70%	)#	6/5/2020	3,900	3,928,257
Sunoco Logistics Partners Operations LP	3.45%		1/15/2023	486	473,586
Texas Eastern Transmission LP†	4.125%		12/1/2020	1,950	1,981,546
Williams Cos., Inc. (The)	8.75%		3/15/2032	4,908	6,404,940
Total					113,885,643

Oil: Integrated Domestic 0.69%
Halliburton Co.	7.45%		9/15/2039	4,134	5,627,651
National Oilwell Varco, Inc.	3.95%		12/1/2042	5,377	4,704,377
SESI LLC	7.125%		12/15/2021	2,296	2,341,920

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
Weatherford International Ltd.	9.875%	3/1/2039	$2,825	$2,754,375
Total				15,428,323

Paper & Forest Products 0.22%
International Paper Co.	7.30%	11/15/2039	2,955	3,799,449
West Fraser Timber Co. Ltd. (Canada)†(d)	4.35%	10/15/2024	1,065	1,061,266
Total				4,860,715

Real Estate Investment Trusts 4.16%
Alexandria Real Estate Equities, Inc.	3.45%	4/30/2025	6,683	6,411,872
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	2,324	2,255,640
American Homes 4 Rent LP	4.25%	2/15/2028	5,564	5,380,190
Brixmor Operating Partnership LP	3.85%	2/1/2025	4,742	4,607,009
China Evergrande Group (China)(d)	8.75%	6/28/2025	2,000	1,852,760
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	1,700	1,823,677
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	4,200	3,960,759
EPR Properties	4.50%	4/1/2025	1,947	1,934,412
EPR Properties	4.95%	4/15/2028	2,526	2,458,621
EPR Properties	5.25%	7/15/2023	9,021	9,347,686
Goodman US Finance Three LLC†	3.70%	3/15/2028	1,066	1,015,334
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	6,800	6,384,913
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	1,619	1,575,779
Hunt Cos, Inc.†	6.25%	2/15/2026	2,647	2,498,106
Kilroy Realty LP	6.625%	6/1/2020	6,650	7,073,911
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(d)	3.875%	3/20/2027	3,429	3,402,238
Physicians Realty LP	4.30%	3/15/2027	1,945	1,900,382
Reckson Operating Partnership LP	7.75%	3/15/2020	7,961	8,563,573
SL Green Operating Partnership LP	3.25%	10/15/2022	2,088	2,034,009
SL Green Realty Corp.	4.50%	12/1/2022	590	600,671
VEREIT Operating Partnership LP	3.00%	2/6/2019	3,299	3,300,278
VEREIT Operating Partnership LP	3.95%	8/15/2027	4,268	3,968,201
VEREIT Operating Partnership LP	4.875%	6/1/2026	7,114	7,093,085
WeWork Cos., Inc.†	7.875%	5/1/2025	3,238	3,064,411
Total				92,507,517

Retail 0.09%
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	2,026,960

Savings & Loan 0.25%
People’s United Financial, Inc.	3.65%	12/6/2022	5,613	5,638,897

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Steel 0.86%
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		$2,557	$2,449,926
Gerdau Trade, Inc.†	4.875%	10/24/2027		2,785	2,653,687
Vale Overseas Ltd. (Brazil)(d)	6.25%	8/10/2026		2,747	2,973,628
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039		9,645	11,019,412
Total					19,096,653

Technology 2.25%
Alibaba Group Holding Ltd. (China)(d)	4.20%	12/6/2047		2,000	1,891,888
Alibaba Group Holding Ltd. (China)(d)	4.40%	12/6/2057		3,400	3,203,527
Alibaba Group Holding Ltd. (China)(d)	4.50%	11/28/2034		5,000	5,066,071
Baidu, Inc. (China)(d)	3.625%	7/6/2027		4,500	4,289,922
Baidu, Inc. (China)(d)	3.875%	9/29/2023		9,000	9,023,625
Expedia Group, Inc.	3.80%	2/15/2028		2,911	2,661,474
Expedia Group, Inc.	5.00%	2/15/2026		3,920	4,013,875
JD.com, Inc. (China)(d)	3.875%	4/29/2026		4,335	4,134,248
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	3,900	4,529,251
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028		$11,645	11,158,655
Total					49,972,536

Telecommunications 3.50%
AT&T, Inc.	5.35%	9/1/2040		3,881	3,940,558
AT&T, Inc.	6.00%	8/15/2040		21,310	22,958,118
AT&T, Inc.	6.35%	3/15/2040		7,542	8,448,105
GCI, Inc.	6.875%	4/15/2025		2,900	3,034,125
Level 3 Parent LLC	5.75%	12/1/2022		3,001	3,008,502
Oztel Holdings SPC Ltd. (United Arab Emirates)†(d)	6.625%	4/24/2028		1,975	1,936,191
T-Mobile USA, Inc.	6.00%	4/15/2024		2,395	2,493,914
U.S. Cellular Corp.	6.70%	12/15/2033		2,459	2,563,508
Verizon Communications, Inc.	4.862%	8/21/2046		23,857	23,079,322
Vodafone Group plc (United Kingdom)(d)	4.375%	5/30/2028		4,157	4,131,597
Vodafone Group plc (United Kingdom)(d)	5.25%	5/30/2048		2,051	2,076,367
Total					77,670,307

Textiles Products 0.07%
Springs Industries, Inc.	6.25%	6/1/2021		1,450	1,477,985

Toys 0.01%
Mattel, Inc.	2.35%	8/15/2021		325	297,375

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.46%
Burlington Northern Santa Fe LLC	6.15%		5/1/2037	$2,449	$3,050,363
Burlington Northern Santa Fe LLC	6.20%		8/15/2036	245	304,835
Lima Metro Line 2 Finance Ltd.†	5.875%		7/5/2034	2,400	2,419,824
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(d)	7.25%		5/1/2022	973	954,756
Norfolk Southern Corp.	5.59%		5/17/2025	2,150	2,379,119
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%		2/9/2024	1,000	1,037,000
Total					10,145,897
Total Corporate Bonds (cost $1,756,227,225)					1,724,083,988

FLOATING RATE LOANS(i) 0.98%

Beverages 0.09%
Keurig Green Mountain, Inc. 2017 Term Loan A	3.063% (1 Wk. LIBOR + 1.25%	)	3/3/2021	2,006	2,004,578

Biotechnology Research & Production 0.14%
Alexion Pharmaceuticals, Inc. Global Term Loan	3.254% (1 Wk. LIBOR + 1.50%	)	6/22/2020	3,095	3,098,569	(j)

Chemicals 0.16%
Mosaic Company (The) Term Loan	3.48% (1 Mo. LIBOR + 1.50%	)	11/18/2021	3,640	3,630,900	(j)

Computer Hardware 0.03%
Everett SpinCo, Inc Tranche Term Loan A2	3.23% (1 Mo. LIBOR + 1.25%	)	12/16/2019	725	725,419	(j)

Electrical Equipment 0.10%
Microchip Technology, Inc. Term Loan B	–	(k)	5/29/2025	2,069	2,083,742

Lodging 0.11%
Wyndham Hotels & Resorts, Inc. Term Loan B	–	(k)	5/30/2025	2,512	2,524,032

Media 0.16%
Discovery Communications, LLC Tranche 1 Term Loan	3.48% (1 Mo. LIBOR + 1.50%	)	3/5/2021	3,500	3,504,375

Metal Fabricating 0.10%
Doncasters U.S. Finance LLC 2nd Lien Term Loan	10.552% (3 Mo. LIBOR + 8.25%	)	10/9/2020	959	920,608

Doncasters U.S. Finance LLC Term Loan B	5.837% (3 Mo. LIBOR + 3.50%	)	4/9/2020	1,409	1,366,678
Total					2,287,286

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Miscellaneous 0.09%
UTEX Industries, Inc. 1st Lien Initial Term Loan	5.98% (1 Mo. LIBOR + 4.00%	)	5/21/2021		$727		$722,749
UTEX Industries, Inc. 2nd Lien Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	5/20/2022		1,275		1,253,752
Total							1,976,501
Total Floating Rate Loans (cost $21,801,541)							21,835,402

FOREIGN BONDS(b) 0.22%

Mexico 0.07%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028	MXN	31,250		1,523,911

United Kingdom 0.15%
Old Mutual plc	8.00%		6/3/2021	GBP	2,235		3,312,638
Total Foreign Bonds (cost $6,272,873)							4,836,549

FOREIGN GOVERNMENT OBLIGATIONS 0.90%

Argentina 0.27%
Republic of Argentina(d)	4.625%		1/11/2023		$3,736		3,404,001
Republic of Argentina(d)	5.875%		1/11/2028		2,916		2,563,193
Total							5,967,194

Bermuda 0.34%
Government of Bermuda†	3.717%		1/25/2027		8,090		7,681,050

India 0.29%
Export-Import Bank of India†(d)	3.875%		2/1/2028		6,800		6,400,697
Total Foreign Government Obligations (cost $21,212,751)							20,048,941

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.52%
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	#(l)(m)	12/15/2020		–	(n)	191
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%	(m)	12/15/2020		–	(n)	266
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(m)	2/15/2021		–	(n)	149
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(m)	2/15/2021		–	(n)	80
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(m)	4/15/2021		–	(n)	90
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(m)	4/15/2021		–	(n)	198
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(m)	4/15/2021		–	(n)	528
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(m)	5/15/2021		–	(n)	248
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021		1		1,152
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(m)	9/15/2021		–	(n)	190

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	$1		$1,075
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(m)	11/15/2021	–	(n)	226
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(m)	2/15/2022	–	(n)	69
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(m)	4/15/2022	–	(n)	80
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	22		20,907
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	5		5,284
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	1		733
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(m)	10/15/2020	–	(n)	5
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		592
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	#(l)(m)	12/25/2021	–	(n)	210
Federal National Mortgage Assoc. 94 2 IO	9.50%	(m)	8/25/2021	1		114
Government National Mortgage Assoc. 2013-48 IO	0.613%	#(l)(m)	7/16/2054	15,739		689,067
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	5,101		4,904,004
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,055		1,995,623
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,713		1,655,217
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,391		2,307,748
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,962,091)						11,584,046

MUNICIPAL BONDS 0.73%

Miscellaneous
Illinois	5.10%		6/1/2033	1,935		1,865,611
Illinois	5.52%		4/1/2038	660		629,713
Illinois	5.877%		3/1/2019	2,915		2,972,163
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,548,689
North Texas Tollway Auth	8.91%		2/1/2030	7,500		8,194,200
Total Municipal Bonds (cost $15,538,227)						16,210,376

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.64%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	5,744		5,788,431
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513		3,542,089
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103		2,134,121
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(l)	7/10/2050	1,776		1,666,766
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.649% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	2,962		2,965,530

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	$2,000	$1,794,980
DBWF Mortgage Trust 2015-LCM D†	3.421%	#(l)	6/10/2034	1,600	1,363,074
DBWF Mortgage Trust 2018-AMXP D†	3.916%	#(l)	5/5/2035	5,497	5,451,376
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(l)	12/15/2034	1,472	1,465,139
GS Mortgage Securities Trust 2013-GC12 XA IO	1.444%	#(l)(m)	6/10/2046	23,073	1,297,917
GS Mortgage Securities Trust 2013-GC12 XB IO	0.517%	#(l)(m)	6/10/2046	47,400	1,175,676
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#(l)	7/10/2048	1,022	1,018,078
GS Mortgage Securities Trust 2015-GS1 XB IO	0.184%	#(l)(m)	11/10/2048	30,000	464,250
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(l)(m)	8/5/2034	16,028	596,642
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(l)(m)	8/5/2034	18,308	388,404
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.135%	#(l)(m)	4/15/2047	6,357	141,665
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(l)(m)	4/15/2047	1,896	35,085
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(l)	7/15/2048	1,674	1,622,775
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	831	696,044
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(l)	9/25/2042	389	369,894
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.29%	#(l)	7/15/2046	2,256	1,900,935
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.055%	#(l)(m)	5/15/2047	12,359	528,927
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.564%	#(l)(m)	5/15/2047	2,617	87,542
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,584,500)					36,495,340

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.17%

Electric: Power 0.14%
SCE Trust III	5.75%	#(o)		120	3,144,284

Oil 0.03%
Templar Energy LLC	Zero Coupon			85	615,830
Total Preferred Stocks (cost $3,836,155)					3,760,114

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 3.52%
U.S. Treasury Bond	3.00%	2/15/2048	$221	$220,219
U.S. Treasury Bond	3.625%	2/15/2044	905	1,004,408
U.S. Treasury Note	1.625%	11/15/2022	32,873	31,441,869
U.S. Treasury Note	2.75%	5/31/2023	44,533	44,667,816
U.S. Treasury Note	2.75%	2/15/2028	843	835,197
Total U.S. Treasury Obligations (cost $77,730,930)				78,169,509
Total Long-Term Investments (cost $2,161,309,523)				2,125,158,038

SHORT-TERM INVESTMENTS 3.87%

COMMERCIAL PAPER 2.01%

Aerospace/Defense 0.22%
Lockheed Martin Corp.	2.058%	6/1/2018	5,000	5,000,000

Electric: Power 0.22%
Southern California Edison Co.	2.099%	6/4/2018	5,000	4,999,138

Electrical: Household 0.09%
Molex Electronic Technologies LLC	2.765%	6/11/2018	2,000	1,998,494

Electronics 0.04%
Amphenol Corp.	2.078%	6/1/2018	1,000	1,000,000

Financial Services 0.13%
Syngenta Wilmington, Inc.	2.948%	6/25/2018	3,000	2,994,200

Food 0.23%
Sysco Corp.	2.079%	6/1/2018	5,000	5,000,000

Household Furnishings 0.23%
Leggett & Platt, Inc.	2.079%	6/1/2018	5,000	5,000,000

Insurance 0.23%
Aegon NV	2.129%	6/1/2018	5,000	5,000,000

Manufacturing 0.18%
Pentair Finance Sarl	2.434%	6/1/2018	4,000	4,000,000

Oil: Crude Producers 0.44%
Enbridge Energy Partners LP	3.026%	6/11/2018	4,750	4,746,081
Plains All American Pipeline LP	2.84%	6/1/2018	5,000	5,000,000
Total				9,746,081
Total Commercial Paper (cost $44,737,913)				44,737,913

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BOND 0.09%

Oil: Crude Producers
Columbia Pipeline Group, Inc. (cost $1,950,000)	2.45%	6/1/2018	$1,950	$1,950,000

REPURCHASE AGREEMENT 1.77%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $40,935,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $40,044,868; proceeds: $39,256,752 (cost $39,255,771)			39,256	39,255,771
Total Short-Term Investments (cost $85,943,684)				85,943,684
Total Investments in Securities 99.52% (cost $2,247,253,207)				2,211,101,722
Liabilities in Excess of Cash and Other Assets(p) 0.48%				10,603,792
Net Assets 100.00%				$2,221,705,514

BRL	Brazilian real.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Amount represents less than 1,000 shares.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2018 (See Note 2(n)).
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2018.
(j)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

(m)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(n)	Amount is less than $1,000.
(o)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(p)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, swap contract and reverse repurchase agreement as follows:

Credit Default Swaps on Indexes - Buy Protection at May 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Pays (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,810,401	$413,756	$(480,355)	$(66,599)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $480,355.
(4)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at May 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Goldman Sachs	7/12/2018	3,025,000	$ 885,772	$ 809,387	$ 76,385
British pound	Sell	State Street Bank and Trust	7/19/2018	2,625,000	3,770,416	3,497,412	273,004
Mexican peso	Sell	Citibank	8/14/2018	31,315,000	1,597,554	1,551,117	46,437
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 395,826

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	9/24/2018	3,783,000	$4,458,268	$4,460,950	$(2,682)

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2018	922	Long	$195,477,065	$195,680,095	$ 203,030
U.S. 5-Year Treasury Note	September 2018	2,332	Long	264,638,197	265,592,937	954,740
Ultra Long U.S. Treasury Bond	September 2018	64	Long	10,170,616	10,208,000	37,384
U.S. Long Bond	September 2018	331	Long	47,933,523	48,036,375	102,852
Total Unrealized Appreciation on Open Futures Contracts						$1,298,006

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2018	814	Short	$(97,322,434)	$(98,036,125)	$(713,691)
U.S. 10-Year Ultra Treasury Bond	September 2018	585	Short	(75,080,088)	(75,081,094)	(1,006)
Total Unrealized Depreciation on Open Futures Contracts						$(714,697)

Reverse Repurchase Agreement Payable as of May 31, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co.	$233,416	$300,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $283,000 fair value	(6.00)%	4/6/2018	On Demand	$231,237

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $2,179.

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$202,589,480	$–	$202,589,480
Common Stocks
Oil	1,317,733	495,025	–	1,812,758
Remaining Industries	10,515	–	–	10,515
Convertible Bonds	–	3,721,020	–	3,721,020
Corporate Bonds	–	1,724,083,988	–	1,724,083,988
Floating Rate Loans
Biotechnology Research & Production	–	–	3,098,569	3,098,569
Chemicals	–	–	3,630,900	3,630,900
Computer Hardware	–	–	725,419	725,419
Remaining Industries	–	14,380,514	–	14,380,514
Foreign Bonds	–	4,836,549	–	4,836,549
Foreign Government Obligations	–	20,048,941	–	20,048,941
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	11,584,046	–	11,584,046
Municipal Bonds	–	16,210,376	–	16,210,376
Non-Agency Commercial
Mortgage-Backed Securities	–	36,495,340	–	36,495,340
Preferred Stocks	3,144,284	615,830	–	3,760,114
U.S. Treasury Obligations	–	78,169,509	–	78,169,509
Short-Term Investments
Commercial Paper	–	44,737,913	–	44,737,913
Corporate Bond	–	1,950,000	–	1,950,000
Repurchase Agreement	–	39,255,771	–	39,255,771
Total	$4,472,532	$2,199,174,302	$7,454,888	$2,211,101,722
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(66,599)	–	(66,599)
Forward Foreign Currency
Exchange Contracts
Assets	–	395,826	–	395,826
Liabilities	–	(2,682)	–	(2,682)
Futures Contracts
Assets	1,298,006	–	–	1,298,006
Liabilities	(714,697)	–	–	(714,697)
Reverse Repurchase Agreement
Assets	–	–	–	–
Liabilities	–	(231,237)	–	(231,237)
Total	$583,309	$95,308	$–	$678,617

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2018

(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Foreign Government Obligations
Balance as of December 1, 2017	$3,592,718	$ 6,986	$14,922,196	$8,839	$1,051,541
Accrued Discounts (Premiums)	–	–	6,074	–	–
Realized Gain (Loss)	–	8,104	100,741	8,285	(96,399)
Change in Unrealized Appreciation (Depreciation)	–	49,389	(20,081)	64,454	(24,876)
Purchases	–	–	2,921,134	–	–
Sales	–	(64,479)	(10,475,176)	(81,578)	(930,266)
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	(3,592,718)	–	–	–	–
Balance as of May 31, 2018	$–	$ –	$7,454,888	$–	$ –
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–	$ –	$(40,404)	$–	$ –

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.71%

ASSET-BACKED SECURITIES 23.56%

Automobiles 8.53%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$1,310	$1,311,519
Ally Auto Receivables Trust 2014-2 B	2.10%	3/16/2020	3,500	3,498,434
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	60	60,361
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	183	184,852
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	713	712,752
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,855	1,850,233
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,498,939
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	707,672
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	94	93,564
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	309	308,386
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,448,713
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	875	871,141
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	638,856
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,904	1,879,356
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	802,534
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	975	970,044
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	463	463,371
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	2,637	2,627,792
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	279,626
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,834	1,805,765
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	494,999
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,177,612

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	$624	$621,976
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	610	609,790
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	418,838
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	209	208,736
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,248,908
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	112	111,609
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	316,573
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	134	134,165
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	353	351,364
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	337,518
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	229	227,995
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	516	511,443
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,219
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	1,067	1,063,602
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	549	542,543
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	328,514
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,315,541
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	89	89,105
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	496	489,609
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	320,962
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,527,897
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	1,058	1,037,775
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	365,882
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	446,828
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,424,797
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	545	543,607
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,861	1,851,790
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,627	1,610,644
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	3,498	3,454,321
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	2,523	2,495,264
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	148	147,438
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	109,033

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	$498	$496,765
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	2	2,082
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	231,915
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	464	462,092
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	246	244,043
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	228,338
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	152	150,494
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	232	229,907
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	408,024
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	104	104,217
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	1,000	1,017,226
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	255	255,836
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	527	528,347
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	928,173
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	403	403,861
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	944,969
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	263	262,440
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,283	1,285,186
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	482,733
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	797	795,251
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	910	908,044
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,888,090
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	567	567,126
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,196	1,196,477
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	790	795,709
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	250	255,526
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	772	767,661
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	1,015	1,004,943
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	787	768,651
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	2,145	2,133,194
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	153	152,448
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	296	295,149
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	264,985
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	73	73,130
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	1,295	1,297,025
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	130	129,573
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,205	1,195,948
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	235	226,137

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	$123	$122,929
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.819% (1 Mo. LIBOR + .90%	)#	3/15/2021	259	260,974
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	301	298,980
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	1,024	1,023,008
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	943	942,752
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	925	918,444
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	368	367,967
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	27	26,991
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	1,025	1,037,313
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	1,403	1,402,592
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	654	653,689
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	206	205,934
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	2,534	2,534,649
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	282	285,954
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	3,957	3,950,103
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,646	1,639,315
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	1,365	1,358,206
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	1,733	1,725,915
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	2,013	2,017,218
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	417	413,836
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	602	600,612
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	215	214,555
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	136	136,550
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	2,369	2,354,094
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	963	951,899
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	622	607,789
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	172	166,600
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	1,009	998,819
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	500	497,238
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	782	774,866
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	260	259,991
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	173	172,566
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	408	406,477
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	1,432	1,427,411
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	1,494	1,484,246
Total					108,655,004

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 7.01%
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	$3,252	$3,193,193
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	2,509	2,445,840
BA Credit Card Trust 2016-A1 A	2.309% (1 Mo. LIBOR + .39%	)#	10/15/2021	1,045	1,047,907
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	5,238	5,131,892
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	2,325	2,295,154
Barclays Dryrock Issuance Trust 2017-1 A	2.249% (1 Mo. LIBOR + .33%	)#	3/15/2023	3,002	3,013,477
Barclays Dryrock Issuance Trust 2017-2 A	2.219% (1 Mo. LIBOR + .30%	)#	5/15/2023	4,767	4,776,272
Capital One Multi-Asset Execution Trust 2015-A3	2.319% (1 Mo. LIBOR + .40%	)#	3/15/2023	2,740	2,754,281
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	619	608,845
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	4,977	4,884,218
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	2,674	2,592,309
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	2,943	2,907,197
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	3,978	3,891,005
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	3,566	3,501,369
First National Master Note Trust 2017-2 A	2.359% (1 Mo. LIBOR + .44%	)#	10/16/2023	2,550	2,553,650
GE Capital Credit Card Master Note Trust 2012-2 A	2.22%		1/15/2022	1,195	1,192,992
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	3,212	3,184,894
Master Credit Card Trust II Series 2018-1A A†	2.443% (1 Mo. LIBOR + .49%	)#	7/22/2024	1,254	1,254,392
MBNA Credit Card Master Note Trust 2004-A3	2.179% (1 Mo. LIBOR + .26%	)#	8/16/2021	891	891,371
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	550	545,502
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	5,076	5,028,594
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	847	843,710
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	3,905	3,818,892
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	680,270
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	2,150	2,111,628
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	967	950,796
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	2,595	2,533,939
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	973,391
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	379	380,405

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	$8,256	$8,220,755
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	1,112	1,097,853
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	2,704	2,674,998
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	3,444	3,389,192
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	2,885	2,860,442
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	1,048	1,031,116
Total					89,261,741

Home Equity 0.01%
New Century Home Equity Loan Trust 2005-A A6	4.518%		8/25/2035	85	85,783

Other 8.01%
Allegro CLO IV Ltd. 2016-1A†	3.748% (3 Mo. LIBOR + 1.40%	)#	1/15/2029	418	419,429
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.409% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	970	974,227
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.409% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	1,212	1,212,479
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†(a)	3.059% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	1,020	1,020,329
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.375% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	2,250	2,256,215
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	64	64,224
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	420	416,628
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	457	452,277
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	437	434,254
Avery Point V CLO Ltd. 2014-5A AR†	3.333% (3 Mo. LIBOR + .98%	)#	7/17/2026	529	530,079
Birchwood Park CLO Ltd. 2014-1A AR†	3.528% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	1,500	1,501,231
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.245% (3 Mo. LIBOR + .89%	)#	1/18/2029	938	937,529

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cavalry CLO IV Ltd. 2014-4A B1R†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	$511	$511,562
Cent CLO Ltd. 2013-18A A†	3.482% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	806	806,723
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	853,583
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	553	550,499
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	61	60,572
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	100	99,684
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	265	264,414
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	345	343,403
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	942	937,158
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	115	113,413
DLL LLC 2018-1 A3†	3.10%		4/18/2022	3,362	3,375,396
DLL LLC 2018-1 A4†	3.27%		4/17/2026	2,007	2,016,441
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	206	206,438
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	985	980,942
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	862	850,711
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	113	113,375
Dryden 30 Senior Loan Fund 2013-30A AR†	3.163% (3 Mo. LIBOR + .82%	)#	11/15/2028	2,541	2,536,115
Dryden 34 Senior Loan Fund 2014-34A A1R† Zero Coupon	(3 Mo. LIBOR 1.16%	)#	10/15/2026	976	975,611
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2027	1,000	997,000
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	390	385,794
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	1,213	1,211,277
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	2,028	1,996,061
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.469% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	1,680	1,695,427
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.669% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	200	201,734
Jamestown CLO VII Ltd. 2015-7A A1R†	3.19% (3 Mo. LIBOR + .83%	)#	7/25/2027	1,175	1,169,219
Jamestown CLO VII Ltd. 2015-7A A2R†	3.66% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	944	938,752
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	395	393,031
Magnetite VII Ltd. 2012-7A A1R2†	3.148% (3 Mo. LIBOR + .80%	)#	1/15/2028	3,712	3,708,259
Magnetite XVIII Ltd. 2016-18A A†	3.743% (3 Mo. LIBOR + 1.40%	)#	11/15/2028	2,492	2,500,722

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.555% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	$2,200	$2,202,823
Mountain View CLO X Ltd. 2015-10A AR†	3.162% (3 Mo. LIBOR + .82%	)#	10/13/2027	1,724	1,722,337
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	328	320,650
N-Star REL CDO VIII Ltd. 2006-8A B†	2.403% (1 Mo. LIBOR + .42%	)#	2/1/2041	1,600	1,588,274
Navient Student Loan Trust 2018-1A A1†	2.15% (1 Mo. LIBOR + .19%	)#	3/25/2067	342	342,087
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,052,115
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	364,598
Oaktree CLO Ltd. 2015-1A A1R†	3.229% (3 Mo. LIBOR + .87%	)#	10/20/2027	769	769,218
OCP CLO Ltd. 2015-10A A2AR†	3.662% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	645	645,078
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.705% (3 Mo. LIBOR + 1.35%	)#	11/14/2026	2,564	2,569,504
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	775	777,304
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	296	296,171
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	6,063	6,110,831
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	117,287
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,667	2,667,603
Parallel Ltd. 2015-1A AR†	3.209% (3 Mo. LIBOR + .85%	)#	7/20/2027	2,054	2,059,589
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	617,918
PFS Financing Corp. 2018-A A†	2.319% (1 Mo. LIBOR + .40%	)#	2/15/2022	593	593,120
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	2,372	2,353,916
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	2,703	2,708,852
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,992	3,007,475
Seneca Park CLO Ltd. 2014-1A AR†	3.473% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	750	750,489
SLM Private Education Loan Trust 2010-A 2A†	5.169% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	337	344,957
SLM Student Loan Trust 2011-1 A1	2.48% (1 Mo. LIBOR + .52%	)#	3/25/2026	89	89,126
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	1,138	1,130,120
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	654	648,555
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	2,117	2,092,128
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	158	158,427

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	$418	$419,367
Thacher Park CLO Ltd. 2014-1A AR†	3.519% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	3,500	3,500,697
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.198% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	3,820	3,836,297
Towd Point Asset Trust 2018-SL1 A†(a)	2.583% (1 Mo. LIBOR + .60%	)#	1/25/2046	2,692	2,681,173	(b)
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.598% (1 Mo. LIBOR + .65%	)#	1/20/2022	5,923	5,956,890
West CLO Ltd. 2014-2A A1AR†	3.218% (3 Mo. LIBOR + .87%	)#	1/16/2027	3,602	3,604,999
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	100	99,864
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	234	233,537
WhiteHorse VIII Ltd. 2014-1A BR†	3.808% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	1,501	1,502,215
Total					101,947,808
Total Asset-Backed Securities (cost $301,622,329)					299,950,336

	Shares (000)

COMMON STOCKS 0.00%

Electric: Power 0.00%
Eneva SA*(c)	BRL	–	(d)	1,310

Oil 0.00%
Dommo Energia SA*(c)	BRL	40		17,967
Dommo Energia SA ADR		–	(d)	1,551
Templar Energy LLC Class A Units		10		8,636
Total				28,154
Total Common Stocks (cost $126,933)				29,464

			Principal Amount (000)

CONVERTIBLE BONDS 0.28%

Electric: Power 0.06%
NRG Yield, Inc.†	3.25%	6/1/2020	$807	803,456

Energy Equipment & Services 0.01%
Tesla Energy Operations, Inc.	1.625%	11/1/2019	186	172,262

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.21%
VEREIT, Inc.	3.00%	8/1/2018	$1,737	$1,738,141
VEREIT, Inc.	3.75%	12/15/2020	870	880,148
Total				2,618,289
Total Convertible Bonds (cost $3,601,528)				3,594,007

CORPORATE BONDS 37.63%

Aerospace/Defense 0.45%
Bombardier, Inc. (Canada)†(e)	6.125%	1/15/2023	1,201	1,202,501
Bombardier, Inc. (Canada)†(e)	7.50%	12/1/2024	264	275,880
Bombardier, Inc. (Canada)†(e)	8.75%	12/1/2021	1,729	1,927,835
Embraer Overseas Ltd.†	5.696%	9/16/2023	587	611,220
Embraer SA (Brazil)(e)	5.15%	6/15/2022	25	25,737
KLX, Inc.†	5.875%	12/1/2022	773	810,684
L3 Technologies, Inc.	4.95%	2/15/2021	109	112,980
Orbital ATK, Inc.	5.50%	10/1/2023	672	702,240
Total				5,669,077

Air Transportation 0.27%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%	9/15/2024	321	314,667
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	6/15/2025	192	195,270
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	215	220,219
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	1,339	1,337,142
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	54	55,510
Delta Airlines 2011-1 Class A Pass Through Trust	5.30%	10/15/2020	387	393,884
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	201	202,969
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	28	29,456
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	632	649,086
Total				3,398,203

Auto Parts: Original Equipment 0.26%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	1,357	1,401,102
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,032,500
TI Group Automotive Systems LLC (United Kingdom)†(e)	8.75%	7/15/2023	239	250,054
ZF North America Capital, Inc.†	4.00%	4/29/2020	669	674,018
Total				3,357,674

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive 1.84%
Daimler Finance North America LLC†	2.45%		5/18/2020	$415	$410,286
Deck Chassis Acquisition, Inc.†	10.00%		6/15/2023	472	505,040
Fiat Chrysler Automobiles NV (United Kingdom)(e)	5.25%		4/15/2023	200	202,000
Ford Motor Credit Co. LLC	2.979%		8/3/2022	500	483,336
Ford Motor Credit Co. LLC	3.339%		3/28/2022	443	436,448
Ford Motor Credit Co. LLC	5.875%		8/2/2021	3,326	3,543,253
Ford Motor Credit Co. LLC	8.125%		1/15/2020	5,822	6,269,894
General Motors Financial Co., Inc.	2.40%		5/9/2019	444	442,071
General Motors Financial Co., Inc.	3.15%		6/30/2022	2,577	2,515,461
General Motors Financial Co., Inc.	3.20%		7/13/2020	430	429,623
General Motors Financial Co., Inc.	3.20%		7/6/2021	905	896,693
General Motors Financial Co., Inc.	4.20%		3/1/2021	2,300	2,343,466
General Motors Financial Co., Inc.	4.375%		9/25/2021	1,301	1,333,200
Hyundai Capital America†	1.75%		9/27/2019	905	887,709
Hyundai Capital America†	2.00%		7/1/2019	107	105,510
Hyundai Capital America†	2.50%		3/18/2019	473	470,583
Hyundai Capital America†	3.25%		9/20/2022	636	621,924
Hyundai Capital America†	3.45%		3/12/2021	280	278,975
Hyundai Capital Services, Inc. (South Korea)†(e)	3.00%		8/29/2022	1,287	1,243,964
Total					23,419,436

Banks: Regional 7.98%
ABN AMRO Bank NV (Netherlands)†(e)	1.80%		6/4/2018	1,729	1,729,000
ABN AMRO Bank NV (Netherlands)†(e)	1.80%		9/20/2019	800	788,854
ABN AMRO Bank NV (Netherlands)†(e)	2.10%		1/18/2019	839	836,502
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	4,533	4,897,494
Akbank Turk AS (Turkey)†(e)	5.00%		10/24/2022	600	574,756
Associated Banc-Corp.	2.75%		11/15/2019	496	493,614
Banco Bilbao Vizcaya Argentaria SA (Spain)(e)	3.00%		10/20/2020	417	414,153
Banco de Credito del Peru (Panama)†(e)	2.25%		10/25/2019	200	197,500
Banco Santander SA (Spain)(e)	3.125%		2/23/2023	800	763,071
Banco Santander SA (Spain)(e)	3.848%		4/12/2023	800	787,344
Bank of America Corp.	2.328%	#(f)	10/1/2021	1,205	1,180,227
Bank of America Corp.	2.369%	#(f)	7/21/2021	797	782,775
Bank of America Corp.	3.004%	#(f)	12/20/2023	3,456	3,356,612
Bank of America Corp.	5.49%		3/15/2019	5,475	5,587,108
Bank of America Corp.	6.875%		11/15/2018	309	314,910
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	1,513	1,761,441
BNP Paribas SA (France)†(e)	3.50%		3/1/2023	1,375	1,350,982

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
CIT Group, Inc.	3.875%		2/19/2019	$24	$24,120
CIT Group, Inc.	4.125%		3/9/2021	554	555,385
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	1,329	1,286,088
Citigroup, Inc.	2.90%		12/8/2021	693	681,720
Citigroup, Inc.	3.056% (3 Mo. LIBOR + .69%	)#	10/27/2022	833	831,993
Citigroup, Inc.	3.32% (3 Mo. LIBOR + .96%	)#	4/25/2022	491	496,103
Citigroup, Inc.	4.05%		7/30/2022	812	823,714
Citigroup, Inc.	8.50%		5/22/2019	391	411,984
Compass Bank	2.75%		9/29/2019	1,250	1,243,510
Credit Suisse AG	5.40%		1/14/2020	423	437,769
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(e)	3.125%		12/10/2020	1,400	1,393,345
Discover Bank	3.35%		2/6/2023	477	468,435
Discover Bank	7.00%		4/15/2020	2,941	3,117,008
Discover Bank	8.70%		11/18/2019	796	853,376
Goldman Sachs Group, Inc. (The)	2.876%	#(f)	10/31/2022	1,868	1,822,798
Goldman Sachs Group, Inc. (The)	2.908%	#(f)	6/5/2023	1,507	1,460,809
Goldman Sachs Group, Inc. (The)	3.472% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	1,491	1,508,698
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,077	1,136,337
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	1,643	1,707,903
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	515	554,417
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	739	781,424
Huntington Bancshares, Inc.	7.00%		12/15/2020	225	244,458
Huntington National Bank (The)	2.581% (3 Mo. LIBOR + .51%	)#	3/10/2020	770	772,003
Industrial & Commercial Bank of China Ltd.	3.113% (3 Mo. LIBOR + .75%	)#	11/8/2020	623	623,771
ING Bank NV (Netherlands)†(e)	2.45%		3/16/2020	250	246,893
ING Bank NV (Netherlands)(e)	4.125%	#(f)	11/21/2023	1,903	1,912,663
ING Bank NV (Netherlands)†(e)	5.80%		9/25/2023	559	597,496
Intesa Sanpaolo SpA (Italy)†(e)	3.125%		7/14/2022	667	623,587
Intesa Sanpaolo SpA (Italy)†(e)	3.375%		1/12/2023	509	477,175
Intesa Sanpaolo SpA (Italy)(e)	3.875%		1/15/2019	3,420	3,424,990
Intesa Sanpaolo SpA (Italy)†(e)	6.50%		2/24/2021	2,138	2,244,885
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020	1,894	2,017,484
Macquarie Group Ltd. (Australia)†(e)	4.15%	#(f)	3/27/2024	1,393	1,388,134
Macquarie Group Ltd. (Australia)†(e)	6.00%		1/14/2020	619	644,629
Macquarie Group Ltd. (Australia)†(e)	7.625%		8/13/2019	324	341,037

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Manufacturers & Traders Trust Co.	3.183% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	$346	$346,185
Morgan Stanley	3.155% (3 Mo. LIBOR + .80%	)#	2/14/2020	1,337	1,341,897
Morgan Stanley	3.539% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	1,300	1,320,286
Morgan Stanley	4.875%		11/1/2022	849	885,986
Morgan Stanley	5.50%		7/24/2020	300	314,650
Morgan Stanley	5.625%		9/23/2019	1,750	1,812,233
Morgan Stanley	7.30%		5/13/2019	1,162	1,209,923
National Savings Bank (Sri Lanka)†(e)	8.875%		9/18/2018	903	911,443
NBK SPC Ltd. (United Arab Emirates)†(e)	2.75%		5/30/2022	960	917,635
Nordea Bank AB (Sweden)†(e)	4.875%		5/13/2021	1,768	1,827,538
Popular, Inc.	7.00%		7/1/2019	806	826,150
QNB Finansbank AS (Turkey)†(e)	6.25%		4/30/2019	558	562,472
Regions Bank	2.25%		9/14/2018	885	884,120
Royal Bank of Scotland Group plc (United Kingdom)(e)	3.498% (3 Mo. LIBOR + 1.48%	)#	5/15/2023	1,522	1,484,997
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%		12/15/2022	435	460,648
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.40%		10/21/2019	736	767,201
Santander Holdings USA, Inc.	2.70%		5/24/2019	396	394,094
Santander UK Group Holdings plc (United Kingdom)(e)	2.875%		10/16/2020	172	170,488
Santander UK Group Holdings plc (United Kingdom)(e)	2.875%		8/5/2021	1,791	1,751,657
Santander UK Group Holdings plc (United Kingdom)(e)	3.373%	#(f)	1/5/2024	1,011	981,994
Santander UK Group Holdings plc (United Kingdom)(e)	3.571%		1/10/2023	1,067	1,042,175
Santander UK plc (United Kingdom)(e)	2.00%		8/24/2018	208	207,831
Santander UK plc (United Kingdom)(e)	2.50%		3/14/2019	2,581	2,577,370
Santander UK plc (United Kingdom)(e)	3.05%		8/23/2018	327	327,496
Sberbank of Russia Via SB Capital SA (Luxembourg)(e)	4.15%		3/6/2019	2,539	2,542,161
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(e)	5.875%		6/24/2020	555	579,757
SVB Financial Group	5.375%		9/15/2020	70	73,411
Turkiye Halk Bankasi AS (Turkey)†(e)	3.875%		2/5/2020	418	383,110
Turkiye Halk Bankasi AS (Turkey)†(e)	4.75%		6/4/2019	1,619	1,562,754
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	821	760,310

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	$806	$739,641
UBS AG	7.625%		8/17/2022	2,422	2,700,530
UBS AG (United Kingdom)†(e)	2.45%		12/1/2020	1,200	1,178,524
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.65%		2/1/2022	1,262	1,218,984
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.491%		5/23/2023	630	620,919
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.549% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	1,085	1,103,427
Wells Fargo & Co.	3.069%		1/24/2023	1,894	1,844,880
Total					101,607,361

Beverages 0.12%
Maple Escrow Subsidiary, Inc.†	4.057%		5/25/2023	1,557	1,567,730

Biotechnology Research & Production 0.01%
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	175	178,063

Building Materials 0.43%
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022	374	363,258
CPG Merger Sub LLC†	8.00%		10/1/2021	955	980,069
Griffon Corp.	5.25%		3/1/2022	1,211	1,173,156
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(e)	6.00%		12/30/2019	1,781	1,857,611
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	230	231,046
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	466	472,990
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	30	32,400
Vulcan Materials Co.	2.95% (3 Mo. LIBOR + .65%	)#	3/1/2021	363	363,622
Total					5,474,152

Business Services 0.31%
APX Group, Inc.	8.75%		12/1/2020	2,278	2,186,880
Chicago Parking Meters LLC†	5.489%		12/30/2020	334	332,943
Equifax, Inc.	3.60%		8/15/2021	429	430,300
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	399	423,818
Total System Services, Inc.	4.00%		6/1/2023	506	510,001
Verisk Analytics, Inc.	4.875%		1/15/2019	41	41,444
Total					3,925,386

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.50%
Blue Cube Spinco LLC	9.75%		10/15/2023	$531	$609,986
Braskem Netherlands Finance BV (Netherlands)†(e)	3.50%		1/10/2023	375	356,363
Celanese US Holdings LLC	5.875%		6/15/2021	700	745,248
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.00%		7/19/2020	200	196,855
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%		7/19/2022	600	581,956
Equate Petrochemical BV (Netherlands)†(e)	3.00%		3/3/2022	200	192,264
Syngenta Finance NV (Netherlands)†(e)	3.698%		4/24/2020	700	699,928
Syngenta Finance NV (Netherlands)†(e)	3.933%		4/23/2021	826	826,169
Syngenta Finance NV (Netherlands)†(e)	4.441%		4/24/2023	250	249,760
Yara International ASA (Norway)†(e)	7.875%		6/11/2019	1,848	1,928,926
Total					6,387,455

Coal 0.05%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(e)	7.50%		12/11/2022	489	486,204
Peabody Energy Corp.†	6.00%		3/31/2022	202	207,242
Total					693,446

Computer Hardware 0.52%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	776	779,168
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	1,222	1,286,621
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	2,358	2,401,273
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	774	796,232
Hewlett Packard Enterprise Co.	4.251% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	650	653,761
HT Global IT Solutions Holdings Ltd. (Mauritius)†(e)	7.00%		7/14/2021	700	717,277
Total					6,634,332

Computer Software 0.86%
Activision Blizzard, Inc.†	6.125%		9/15/2023	4,681	4,872,242
BMC Software Finance, Inc.†	8.125%		7/15/2021	911	936,144
Dun & Bradstreet Corp. (The)	4.25%		6/15/2020	63	63,192
First Data Corp.†	7.00%		12/1/2023	1,631	1,712,550
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%		5/1/2021	825	832,219
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	998	1,112,470
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	176	186,560
TIBCO Software, Inc.†	11.375%		12/1/2021	1,100	1,197,625
Total					10,913,002

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.38%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$202	$204,525
Brookfield Residential Properties, Inc. (Canada)†(e)	6.50%	12/15/2020	1,872	1,904,760
Century Communities, Inc.	6.875%	5/15/2022	400	413,672
D.R. Horton, Inc.	3.75%	3/1/2019	40	40,161
M/I Homes, Inc.	6.75%	1/15/2021	2,026	2,094,378
William Lyon Homes, Inc.	7.00%	8/15/2022	173	177,325
Total				4,834,821

Containers 0.20%
OI European Group BV (Netherlands)†(e)	4.00%	3/15/2023	280	263,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	84	84,664
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	2,131	2,144,387
Total				2,492,951

Drugs 0.40%
Bayer US Finance LLC†	2.375%	10/8/2019	200	198,525
CVS Health Corp.	3.125%	3/9/2020	277	277,476
CVS Health Corp.	3.35%	3/9/2021	371	371,961
CVS Health Corp.	3.70%	3/9/2023	971	969,265
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	746	790,760
Mylan, Inc.	2.55%	3/28/2019	769	767,430
Teva Pharmaceutical Finance Co. BV (Curacao)(e)	3.65%	11/10/2021	179	170,568
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	1.70%	7/19/2019	663	647,900
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	2.20%	7/21/2021	955	877,724
Total				5,071,609

Electric: Power 2.01%
AES Corp. (The)	4.875%	5/15/2023	637	641,778
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%	5/1/2023	2,099	2,111,602
Dominion Energy, Inc.	2.50%	12/1/2019	675	670,102
Dominion Energy, Inc.	2.962%	7/1/2019	519	518,364
Dominion Energy, Inc.	4.104%	4/1/2021	1,478	1,500,785
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	294	315,022
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	484,968
Emera US Finance LP	2.15%	6/15/2019	574	568,099
Enel Finance International NV (Netherlands)†(e)	2.75%	4/6/2023	1,010	948,114

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Enel Finance International NV (Netherlands)†(e)	2.875%		5/25/2022	$2,050	$1,963,833
Exelon Generation Co. LLC	3.40%		3/15/2022	151	150,390
Exelon Generation Co. LLC	4.25%		6/15/2022	35	35,932
Jersey Central Power & Light Co.	7.35%		2/1/2019	1,537	1,578,709
Metropolitan Edison Co.	7.70%		1/15/2019	300	309,165
Oklahoma Gas & Electric Co.	8.25%		1/15/2019	127	131,446
Origin Energy Finance Ltd. (Australia)†(e)	3.50%		10/9/2018	2,700	2,702,177
Origin Energy Finance Ltd. (Australia)†(e)	5.45%		10/14/2021	2,077	2,187,182
Pacific Gas & Electric Co.	2.549% (3 Mo. LIBOR + .23%	)#	11/28/2018	346	345,990
Pennsylvania Electric Co.	5.20%		4/1/2020	319	328,075
PNM Resources, Inc.	3.25%		3/9/2021	546	544,194
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%		5/1/2021	203	212,513
PSEG Power LLC	5.125%		4/15/2020	45	46,518
Puget Energy, Inc.	6.00%		9/1/2021	759	813,885
San Diego Gas & Electric Co.	1.914%		2/1/2022	310	302,741
SCANA Corp.	4.125%		2/1/2022	1,093	1,079,195
SCANA Corp.	4.75%		5/15/2021	1,777	1,796,513
SCANA Corp.	6.25%		4/1/2020	786	813,507
Sempra Energy	2.848% (3 Mo. LIBOR + .50%	)#	1/15/2021	716	716,961
South Carolina Electric & Gas Co.	6.50%		11/1/2018	207	210,106
State Grid Overseas Investment 2016 Ltd.†	2.25%		5/4/2020	1,220	1,197,316
TECO Finance, Inc.	5.15%		3/15/2020	335	346,201
Total					25,571,383

Electrical Equipment 0.51%
Analog Devices, Inc.	2.85%		3/12/2020	83	82,844
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%		1/15/2020	1,567	1,549,566
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	1,435	1,361,444
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%		1/15/2022	909	887,353
Microchip Technology, Inc.†	3.922%		6/1/2021	429	431,473
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%		9/1/2022	563	560,537
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.125%		6/1/2021	1,258	1,272,165
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.625%		6/1/2023	400	408,920
Total					6,554,302

Electrical: Household 0.11%
General Cable Corp.	5.75%		10/1/2022	1,408	1,446,720

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.12%
PerkinElmer, Inc.	5.00%	11/15/2021	$427	$447,760
Tech Data Corp.	3.70%	2/15/2022	1,144	1,129,511
Total				1,577,271

Engineering & Contracting Services 0.04%
StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	455	493,675

Entertainment 0.31%
Eldorado Resorts, Inc.	7.00%	8/1/2023	500	530,625
Scientific Games International, Inc.	6.25%	9/1/2020	674	678,212
Scientific Games International, Inc.	6.625%	5/15/2021	399	408,975
Scientific Games International, Inc.	10.00%	12/1/2022	1,907	2,052,428
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	267	268,335
WMG Acquisition Corp.†	5.625%	4/15/2022	43	43,860
Total				3,982,435

Financial Services 2.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	5/26/2022	273	268,485
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.75%	5/15/2019	176	177,278
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.25%	7/1/2020	1,038	1,054,826
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%	10/30/2020	442	452,679
Discover Financial Services	5.20%	4/27/2022	3,557	3,722,203
E*TRADE Financial Corp.	2.95%	8/24/2022	394	384,519
GE Capital International Funding Co. Unlimited Co. (Ireland)(e)	2.342%	11/15/2020	281	275,081
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019	534	537,139
International Lease Finance Corp.	5.875%	4/1/2019	1,672	1,708,746
International Lease Finance Corp.	6.25%	5/15/2019	1,149	1,183,126
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,754,449
International Lease Finance Corp.	8.25%	12/15/2020	2,944	3,279,463
International Lease Finance Corp.	8.625%	1/15/2022	2,214	2,558,837
Jefferies Group LLC	8.50%	7/15/2019	4,428	4,685,872
Lazard Group LLC	4.25%	11/14/2020	764	781,758
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	198	200,475
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,699	1,727,033
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	738	749,254
Navient Corp.	5.00%	10/26/2020	1,338	1,349,373

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Navient Corp.	5.50%		1/15/2019	$1,322	$1,338,855
Navient Corp.	5.875%		3/25/2021	228	233,985
Navient Corp.	6.625%		7/26/2021	356	370,240
Navient Corp.	8.00%		3/25/2020	744	793,104
OneMain Financial Holdings LLC†	7.25%		12/15/2021	1,350	1,400,119
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	157	162,983
Total					31,149,882

Food 0.29%
B&G Foods, Inc.	4.625%		6/1/2021	589	581,637
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	2,521	2,561,966
Smithfield Foods, Inc.†	2.70%		1/31/2020	386	380,867
Smithfield Foods, Inc.†	3.35%		2/1/2022	226	219,646
Total					3,744,116

Health Care Products 0.59%
Becton Dickinson & Co.	2.944% (3 Mo. LIBOR + .88%	)#	12/29/2020	797	799,086
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	867	891,926
Life Technologies Corp.	5.00%		1/15/2021	4,150	4,305,242
Life Technologies Corp.	6.00%		3/1/2020	1,183	1,237,901
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	278	276,824
Total					7,510,979

Health Care Services 0.76%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	1,796	1,822,940
Centene Corp.	5.625%		2/15/2021	2,820	2,902,372
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	474	481,205
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	123	124,610
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	150	160,482
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	118	124,237
Kindred Healthcare, Inc.	6.375%		4/15/2022	136	140,212
Kindred Healthcare, Inc.	8.00%		1/15/2020	941	1,006,861
Kindred Healthcare, Inc.	8.75%		1/15/2023	559	597,431
Universal Health Services, Inc.†	3.75%		8/1/2019	705	707,644
Universal Health Services, Inc.†	4.75%		8/1/2022	1,604	1,616,351
Total					9,684,345

Household Equipment/Products 0.10%
Newell Brands, Inc.	3.15%		4/1/2021	659	653,353
Newell Brands, Inc.	3.85%		4/1/2023	234	232,984

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products (continued)
Newell Brands, Inc.	2.875%	12/1/2019	$139	$138,475
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	165	171,806
Spectrum Brands, Inc.	6.625%	11/15/2022	89	92,204
Total				1,288,822

Insurance 0.40%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	920	952,200
Assurant, Inc.	4.20%	9/27/2023	838	842,823
AXA Equitable Holdings, Inc.†	3.90%	4/20/2023	422	420,868
CNA Financial Corp.	5.875%	8/15/2020	600	634,289
CNO Financial Group, Inc.	4.50%	5/30/2020	99	99,990
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	320	334,071
Protective Life Corp.	7.375%	10/15/2019	225	238,213
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,053,975
WR Berkley Corp.	5.375%	9/15/2020	470	491,885
Total				5,068,314

Investment Management Companies 0.02%
Huarong Finance Co. Ltd.	4.00%	7/17/2019	250	250,680

Leasing 0.10%
Aviation Capital Group LLC†	2.875%	9/17/2018	150	150,077
Aviation Capital Group LLC†	3.875%	5/1/2023	706	705,599
DAE Funding LLC†	4.00%	8/1/2020	397	394,022
Total				1,249,698

Leisure 0.31%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	2,365	2,471,425
NCL Corp. Ltd.†	4.75%	12/15/2021	334	334,835
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	1,107	1,174,689
Total				3,980,949

Lodging 0.08%
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	52,244
Studio City Co., Ltd. (Macau)†(e)	7.25%	11/30/2021	481	502,645
Studio City Finance Ltd. (Hong Kong)†(e)	8.50%	12/1/2020	505	508,787
Total				1,063,676

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.28%
BAT International Finance plc (United Kingdom)†(e)	1.85%	6/15/2018		$1,000	$999,770
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		32	33,722
Viterra, Inc. (Canada)†(e)	5.95%	8/1/2020		2,394	2,515,692
Total					3,549,184

Machinery: Industrial/Specialty 0.27%
CNH Industrial Capital LLC	4.375%	4/5/2022		1,119	1,139,646
CNH Industrial Capital LLC	4.875%	4/1/2021		898	927,185
Kennametal, Inc.	2.65%	11/1/2019		275	274,235
Nvent Finance Sarl (Luxembourg)†(e)	3.95%	4/15/2023		1,105	1,100,430
Total					3,441,496

Manufacturing 0.37%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		859	869,737
General Electric Co.	5.50%	1/8/2020		326	338,957
Pentair Finance Sarl (Luxembourg)(e)	2.65%	12/1/2019		1,999	1,981,984
Pentair Finance Sarl (Luxembourg)(e)	2.90%	9/15/2018		1,491	1,493,580
Total					4,684,258

Media 1.06%
Altice Financing SA (Luxembourg)†(e)	6.625%	2/15/2023		1,025	1,013,008
Altice France SA (France)†(e)	6.00%	5/15/2022		1,350	1,346,625
Cox Communications, Inc.†	2.95%	6/30/2023		1,607	1,540,054
Cox Communications, Inc.†	3.25%	12/15/2022		1,343	1,318,581
CSC Holdings LLC†	10.125%	1/15/2023		914	1,015,682
Myriad International Holdings BV (Netherlands)†(e)	6.00%	7/18/2020		1,825	1,908,395
NBCUniversal Enterprise, Inc.†	5.25%	–	(g)	2,880	2,944,800
Sky plc (United Kingdom)†(e)	9.50%	11/15/2018		250	257,467
Time Warner Cable LLC	8.25%	4/1/2019		963	1,004,949
Time Warner Cable LLC	8.75%	2/14/2019		431	447,930
Viacom, Inc.	2.75%	12/15/2019		171	169,771
Virgin Media Finance plc (United Kingdom)†(e)	6.375%	4/15/2023		500	508,750
Total					13,476,012

Metal Fabricating 0.04%
Zekelman Industries, Inc.†	9.875%	6/15/2023		423	465,300

Metals & Minerals: Miscellaneous 1.80%
Aleris International, Inc.†	9.50%	4/1/2021		1,064	1,115,870
Anglo American Capital plc (United Kingdom)†(e)	3.75%	4/10/2022		410	408,251
Anglo American Capital plc (United Kingdom)†(e)	4.125%	4/15/2021		400	404,526

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Anglo American Capital plc (United Kingdom)†(e)	4.125%	9/27/2022	$1,289	$1,300,084
Ausdrill Finance Pty Ltd. (Australia)†(e)	6.875%	11/1/2019	1,300	1,306,500
Century Aluminum Co.†	7.50%	6/1/2021	395	400,925
First Quantum Minerals Ltd. (Canada)†(e)	7.00%	2/15/2021	1,150	1,157,906
FMG Resources (August 2006) Pty Ltd. (Australia)†(e)	9.75%	3/1/2022	546	602,000
Freeport-McMoRan, Inc.	6.875%	2/15/2023	308	331,870
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022	1,555	1,571,810
Glencore Finance Canada Ltd. (Canada)†(e)	4.95%	11/15/2021	1,331	1,385,334
Glencore Funding LLC†	2.50%	1/15/2019	213	212,817
Glencore Funding LLC†	3.00%	10/27/2022	225	216,620
Glencore Funding LLC†	3.125%	4/29/2019	2,551	2,548,783
Glencore Funding LLC†	4.125%	5/30/2023	225	225,069
Goldcorp, Inc. (Canada)(e)	3.625%	6/9/2021	2,102	2,108,293
Goldcorp, Inc. (Canada)(e)	3.70%	3/15/2023	360	356,234
Hecla Mining Co.	6.875%	5/1/2021	339	346,416
Hudbay Minerals, Inc. (Canada)†(e)	7.25%	1/15/2023	521	540,538
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	483	533,715
Kinross Gold Corp. (Canada)(e)	5.125%	9/1/2021	257	265,355
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	1,044	1,085,436
Lundin Mining Corp. (Canada)†(e)	7.875%	11/1/2022	1,265	1,337,737
New Gold, Inc. (Canada)†(e)	6.25%	11/15/2022	1,473	1,507,984
Newmont Mining Corp.	3.50%	3/15/2022	326	325,261
Newmont Mining Corp.	5.125%	10/1/2019	1,283	1,316,375
Total				22,911,709

Natural Gas 0.05%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	273	280,367
National Fuel Gas Co.	3.75%	3/1/2023	153	151,987
National Fuel Gas Co.	4.90%	12/1/2021	215	222,333
Total				654,687

Office Furniture & Business Equipment 0.03%
Xerox Corp.	3.625%	3/15/2023	127	122,628
Xerox Corp.	5.625%	12/15/2019	200	206,089
Total				328,717

Oil 3.90%
Afren plc (United Kingdom)†(e)(h)	6.625%	12/9/2020	195	855
Afren plc (United Kingdom)†(e)(h)	10.25%	4/8/2019	195	855
Afren plc (United Kingdom)†(e)(h)	11.50%	2/1/2016	390	1,710

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Anadarko Petroleum Corp.	4.85%		3/15/2021	$488	$505,488
Antero Resources Corp.	5.125%		12/1/2022	2,570	2,595,700
Canadian Oil Sands Ltd. (Canada)†(e)	7.75%		5/15/2019	295	307,605
Canadian Oil Sands Ltd. (Canada)†(e)	9.40%		9/1/2021	125	145,043
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	580	590,150
Carrizo Oil & Gas, Inc.	7.50%		9/15/2020	506	509,162
Cenovus Energy, Inc. (Canada)(e)	5.70%		10/15/2019	400	411,615
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(e)	4.50%		10/3/2023	500	517,622
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(e)	2.625%		5/5/2020	1,000	988,042
CNX Resources Corp.	5.875%		4/15/2022	520	525,850
CNX Resources Corp.	8.00%		4/1/2023	940	998,750
Continental Resources, Inc.	5.00%		9/15/2022	3,838	3,900,687
Devon Energy Corp.	2.25%		12/15/2018	300	298,491
Devon Energy Corp.	6.30%		1/15/2019	134	136,390
Eclipse Resources Corp.	8.875%		7/15/2023	961	908,145
Encana Corp. (Canada)(e)	6.50%		5/15/2019	3,025	3,116,626
Eni SpA (Italy)†(e)	4.15%		10/1/2020	600	610,065
Equinor ASA (Norway)†(e)	7.875%		12/9/2022	1,000	1,177,927
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(e)	6.51%		3/7/2022	700	744,076
Gulfport Energy Corp.	6.625%		5/1/2023	654	660,540
Harvest Operations Corp. (Canada)†(e)	4.20%		6/1/2023	250	254,548
HighPoint Operating Corp.	7.00%		10/15/2022	133	134,623
KazMunayGas National Co. JSC (Kazakhstan)†(e)	9.125%		7/2/2018	2,160	2,169,958
Matador Resources Co.	6.875%		4/15/2023	1,960	2,055,550
Motiva Enterprises LLC†	5.75%		1/15/2020	891	922,985
Newfield Exploration Co.	5.75%		1/30/2022	1,100	1,157,750
Nexen Energy ULC (Canada)(e)	6.20%		7/30/2019	74	76,683
Oasis Petroleum, Inc.	6.875%		3/15/2022	1,760	1,790,800
OGX Austria GmbH (Brazil)†(e)(h)	8.50%		6/1/2018	225	5
Petrobras Global Finance BV (Netherlands)(e)	6.125%		1/17/2022	593	622,650
Petroleos Mexicanos (Mexico)(e)	3.50%		1/30/2023	1,714	1,612,017
Petroleos Mexicanos (Mexico)(e)	4.625%		9/21/2023	3,045	2,992,930
Petroleos Mexicanos (Mexico)(e)	8.00%		5/3/2019	862	893,463
Phillips 66	2.919% (3 Mo. LIBOR + .60%	)#	2/26/2021	362	362,755
Phillips 66†	2.998% (3 Mo. LIBOR + .65%	)#	4/15/2019	373	373,212
Pioneer Natural Resources Co.	3.95%		7/15/2022	184	186,934
Pioneer Natural Resources Co.	7.50%		1/15/2020	101	107,953
Range Resources Corp.	5.00%		8/15/2022	540	537,300

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Range Resources Corp.	5.75%		6/1/2021	$1,133	$1,169,822
Range Resources Corp.	5.875%		7/1/2022	267	270,337
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(e)	6.75%		9/30/2019	1,150	1,197,516
Resolute Energy Corp.	8.50%		5/1/2020	822	824,055
RSP Permian, Inc.	6.625%		10/1/2022	1,078	1,126,510
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	549	617,625
Sanchez Energy Corp.	6.125%		1/15/2023	492	325,950
Seven Generations Energy Ltd. (Canada)†(e)	6.75%		5/1/2023	1,660	1,738,850
Seven Generations Energy Ltd. (Canada)†(e)	6.875%		6/30/2023	1,343	1,396,720
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	2,000	1,997,674
Sinopec Group Overseas Development 2016 Ltd. (China)†(e)	2.125%		5/3/2019	561	556,194
SM Energy Co.	6.50%		11/15/2021	1,374	1,404,915
SM Energy Co.	6.50%		1/1/2023	1,046	1,066,920
YPF SA (Argentina)(e)	9.843% (3 Mo. LIBOR + 7.50%	)#	8/15/2018	59	59,470
Total					49,656,068

Oil: Crude Producers 4.48%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%		10/15/2019	709	728,249
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	982	1,024,962
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	2,501	2,677,971
Boardwalk Pipelines LP	5.20%		6/1/2018	1,175	1,175,000
Boardwalk Pipelines LP	5.75%		9/15/2019	125	129,064
Buckeye Partners LP	2.65%		11/15/2018	1,640	1,638,137
Buckeye Partners LP	4.875%		2/1/2021	510	521,849
Buckeye Partners LP	5.50%		8/15/2019	75	77,071
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	1,153	1,153,000
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	1,933	1,929,605
DCP Midstream Operating LP†	9.75%		3/15/2019	950	1,001,746
Enable Midstream Partners LP	2.40%		5/15/2019	1,000	993,678
Enable Oklahoma Intrastate Transmission LLC†	6.25%		3/15/2020	1,937	2,025,329
Enbridge Energy Partners LP	5.20%		3/15/2020	133	137,323
Enbridge Energy Partners LP	9.875%		3/1/2019	2,798	2,940,526
Energy Transfer Partners LP	4.65%		6/1/2021	400	412,111
Energy Transfer Partners LP	9.00%		4/15/2019	3,149	3,305,853

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Energy Transfer Partners LP	9.70%	3/15/2019	$3,152	$3,317,800
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	800	835,041
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	320	323,462
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	334	347,722
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	1,495	1,559,429
Gulf South Pipeline Co. LP	4.00%	6/15/2022	629	628,988
Kinder Morgan Energy Partners LP	5.00%	10/1/2021	1,333	1,387,545
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,667	1,736,743
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	1,426	1,510,907
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	1,646	1,738,830
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	2,182	2,308,100
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	344	357,438
Kinder Morgan, Inc.†	5.00%	2/15/2021	283	293,119
Kinder Morgan, Inc.†	5.625%	11/15/2023	361	386,913
Kinder Morgan, Inc.	6.50%	9/15/2020	166	177,282
Kinder Morgan, Inc.	7.25%	6/1/2018	603	603,000
Magellan Midstream Partners LP	6.55%	7/15/2019	481	499,488
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	977,777
MPLX LP	5.50%	2/15/2023	3,464	3,546,305
NGPL PipeCo LLC†	4.375%	8/15/2022	203	203,508
Northern Natural Gas Co.†	4.25%	6/1/2021	276	281,857
ONEOK Partners LP	3.20%	9/15/2018	499	499,702
ONEOK Partners LP	8.625%	3/1/2019	363	378,141
Panhandle Eastern Pipe Line Co. LP	7.00%	6/15/2018	1,200	1,201,530
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	188,413
Rockies Express Pipeline LLC†	6.85%	7/15/2018	175	175,875
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	5,180	5,431,720
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	1,500	1,602,248
Spectra Energy Partners LP	2.95%	9/25/2018	1,020	1,020,495
Spectra Energy Partners LP	4.60%	6/15/2021	297	306,108
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	508,089
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	740,620
TransCanada PipeLines Ltd. (Canada)(e)	6.50%	8/15/2018	18	18,142
Western Gas Partners LP	2.60%	8/15/2018	113	112,941
Total				57,076,752

Oil: Integrated Domestic 0.22%
National Oilwell Varco, Inc.	2.60%	12/1/2022	1,645	1,566,498
SESI LLC	7.125%	12/15/2021	1,126	1,148,520

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
TechnipFMC plc (United Kingdom)(e)	3.45%	10/1/2022	$72	$70,104
Total				2,785,122

Real Estate Investment Trusts 0.80%
Brixmor Operating Partnership LP	3.875%	8/15/2022	527	526,781
Country Garden Holdings Co. Ltd. (China)(e)	7.50%	3/9/2020	446	461,183
DDR Corp.	4.625%	7/15/2022	489	504,939
EPR Properties	5.25%	7/15/2023	172	178,229
EPR Properties	5.75%	8/15/2022	747	791,232
HCP, Inc.	5.375%	2/1/2021	174	181,991
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	228	221,913
Kilroy Realty LP	6.625%	6/1/2020	440	468,048
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(e)	3.125%	3/20/2022	1,068	1,058,406
Reckson Operating Partnership LP	7.75%	3/15/2020	850	914,337
Senior Housing Properties Trust	3.25%	5/1/2019	942	942,850
SL Green Operating Partnership LP	3.25%	10/15/2022	127	123,716
SL Green Realty Corp.	4.50%	12/1/2022	247	251,467
SL Green Realty Corp.	5.00%	8/15/2018	102	102,062
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,761	2,762,070
VEREIT Operating Partnership LP	4.125%	6/1/2021	329	334,475
Weyerhaeuser Co.	4.70%	3/15/2021	292	302,917
Weyerhaeuser Co.	7.375%	10/1/2019	68	71,748
Total				10,198,364

Retail 0.31%
Best Buy Co., Inc.	5.00%	8/1/2018	3,563	3,574,844
Dollar Tree, Inc.	3.70%	5/15/2023	334	333,174
Total				3,908,018

Savings & Loan 0.03%
People’s United Financial, Inc.	3.65%	12/6/2022	370	371,707

Steel 0.08%
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(e)	6.50%	5/15/2021	967	999,878

Technology 0.45%
Alibaba Group Holding Ltd. (China)(e)	2.80%	6/6/2023	478	462,339
Baidu, Inc. (China)(e)	2.75%	6/9/2019	200	199,389
Baidu, Inc. (China)(e)	3.25%	8/6/2018	700	700,731

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)
Baidu, Inc. (China)(e)	3.50%		11/28/2022	$650	$643,148
Baidu, Inc. (China)(e)	3.875%		9/29/2023	1,448	1,451,801
eBay, Inc.	2.838% (3 Mo. LIBOR + .48%	)#	8/1/2019	640	641,484
Expedia Group, Inc.	7.456%		8/15/2018	716	722,567
Tencent Holdings Ltd. (China)†(e)	3.375%		5/2/2019	750	754,622
VeriSign, Inc.	4.625%		5/1/2023	109	110,363
Total					5,686,444

Telecommunications 0.39%
GCI, Inc.	6.75%		6/1/2021	582	590,002
GTH Finance BV (Netherlands)†(e)	6.25%		4/26/2020	200	204,937
Intelsat Jackson Holdings SA (Luxembourg)(e)	7.25%		10/15/2020	632	622,520
T-Mobile USA, Inc.	6.00%		4/15/2024	1,352	1,407,838
Vodafone Group plc (United Kingdom)(e)	3.308% (3 Mo. LIBOR + .99%	)#	1/16/2024	866	864,254
Vodafone Group plc (United Kingdom)(e)	3.75%		1/16/2024	1,273	1,267,769
Total					4,957,320

Textiles Products 0.05%
Springs Industries, Inc.	6.25%		6/1/2021	574	585,078

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	178	162,870

Transportation: Miscellaneous 0.20%
CEVA Group plc PIK 3.00% (United Kingdom)†(e)	9.00%		9/1/2020	717	751,162
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	622	622,573
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	819	841,523
XPO Logistics, Inc.†	6.50%		6/15/2022	383	393,628
Total					2,608,886

Utilities 0.02%
United Utilities plc (United Kingdom)(e)	5.375%		2/1/2019	233	236,544

Wholesale 0.01%
HD Supply, Inc.†	5.75%		4/15/2024	181	190,276
Total Corporate Bonds (cost $483,579,199)					479,176,635

FLOATING RATE LOANS(i) 2.87%

Aerospace/Defense 0.01%
Gol Luxco S.A. Term Loan (Luxembourg)(e)	6.50%		8/31/2020	136	139,513

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Auto Parts: Original Equipment 0.01%
Federal-Mogul Corp. 2014 Tranche C Term Loan	5.67% - 5.73% (1 Mo. LIBOR + 3.75%	)	4/15/2021	$165	$167,170

Beverages 0.12%
Keurig Green Mountain, Inc. 2017 Term Loan A	3.063% (1 Wk. LIBOR + 1.25%	)	3/3/2021	1,136	1,135,146
Keurig Green Mountain, Inc. Term Loan A	3.313% (1 Wk. LIBOR + 1.50%	)	3/3/2021	328	327,987
Total					1,463,133

Biotechnology Research & Production 0.13%
Alexion Pharmaceuticals, Inc. Global Term Loan	3.25% (1 Mo. LIBOR + 1.50%	)	6/22/2020	1,700	1,702,142	(j)

Chemicals 0.23%
Celanese U.S. Holdings LLC Term Loan	3.407% (1 Mo. LIBOR + 1.50%	)	7/15/2021	1,588	1,591,103
FMC Corporation Delayed Draw Term Loan A	3.23% (1 Mo. LIBOR + 1.25%	)	4/21/2020	240	240,600	(j)
Mosaic Company (The) Term Loan	3.48% (1 Mo. LIBOR + 1.50%	)	11/18/2021	996	993,776	(j)
Sherwin-Williams Company (The) Term Loan A	3.173% (1 Mo. LIBOR + 1.25%	)	4/13/2021	109	109,200	(j)
Total					2,934,679

Computer Hardware 0.29%
Dell International LLC Replacement Term Loan A2	3.74% (1 Mo. LIBOR + 1.75%	)	9/7/2021	1,772	1,772,567
Dell International LLC Replacement Term Loan A3	3.49% (1 Mo. LIBOR + 1.50%	)	12/31/2018	1,865	1,866,112
Total					3,638,679

Computer Software 0.07%
Cadence Design Systems, Inc. Term Loan	3.092% - 3.443% (3 Mo. LIBOR + 1.13%	)	1/28/2019	832	830,960	(j)

Containers 0.04%
Ball Corp. Dollar Term Loan A	3.73% (1 Mo. LIBOR + 1.75%	)	3/18/2021	463	465,441	(j)

Electrical Equipment 0.09%
Analog Devices, Inc. Three Year Term Loan	3.055% (1 Mo. LIBOR + 1.13%	)	9/23/2019	1,200	1,201,596	(j)

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Entertainment 0.01%
GLP Capital, LP Incremental Tranche A1 Term Loan	3.434% (1 Mo. LIBOR + 1.50%	)	7/31/2020	$136	$134,698

Health Care Products 0.17%
Zimmer Biomet Holdings, Inc. Term Loan A	3.23% (1 Mo. LIBOR + 1.25%	)	9/30/2019	1,412	1,414,748	(j)
Zimmer Holdings, Inc. Term Loan	3.355% (1 Mo. LIBOR + 1.38%	)	5/29/2019	686	685,571	(j)
Total					2,100,319

Health Care Services 0.00%
Laboratory Corp. of America Holdings Term Loan	3.23% (1 Mo. LIBOR + 1.25%	)	12/19/2019	43	42,911	(j)

Investment Management Companies 0.05%
RPI Finance Trust Term Loan A4	3.802% (2 Mo. LIBOR + 1.50%	)	5/4/2022	604	605,162

Lodging 0.18%
Venetian Macan New Initial Term Loan	3.605% (1 Mo. LIBOR + 1.63%	)	5/31/2022	2,245	2,247,806	(j)

Machinery: Industrial/Specialty 0.03%
Flowserve Corp. 2012 Term Loan	3.802% (3 Mo. LIBOR + 1.50%	)	10/14/2020	375	376,406	(j)

Manufacturing 0.05%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(e)	3.373% (2 Mo. LIBOR + 1.38%	)	3/2/2020	629	628,786

Media 0.06%
Discovery Communications, LLC Tranche 1 Term Loan	3.48% (1 Mo. LIBOR + 1.50%	)	3/5/2021	822	822,527

Metal Fabricating 0.01%
Doncasters US Finance LLC 2nd Lien Term Loan	10.552% (3 Mo. LIBOR + 8.25%	)	10/9/2020	141	135,706

Miscellaneous 0.11%
Rockwell Collins, Inc. Term Loan	3.168% (1 Mo. LIBOR + 1.25%	)	12/16/2019	1,031	1,028,245	(j)
Utex Industries, Inc. 1st Lien Initial Term Loan	5.98%		5/21/2021	263	261,421
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	5/20/2022	111	109,150
Total					1,398,816

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Office Furniture & Business Equipment 0.03%
Eastman Chemical Company Term Loan	3.23% (1 Mo. LIBOR + 1.25%	)	12/15/2021		$351	$350,402	(j)

Oil 0.02%
Petroleos Mexicanos Term Loan (Mexico)(e)	2.79% (1 Mo. LIBOR + 0.85%	)	2/14/2020		305	304,047	(j)

Oil: Crude Producers 0.02%
Buckeye Partners L.P. Delay Drew Term Loan	3.34% (1 Mo. LIBOR + 1.35%	)	9/30/2019		317	316,207	(j)

Real Estate Investment Trusts 0.68%
American Tower Corporation 2017 Term Loan	3.24% (1 Mo. LIBOR + 1.25%	)	1/31/2023		5,120	5,126,400	(j)
Crown Castle International Corp. Term Loan	3.135% (1 Wk. LIBOR + 1.375%	)	1/21/2022		1,424	1,426,229
Invitation Homes Operating Partnership LP Term Loan A	3.734% (1 Mo. LIBOR + 1.80%	)	2/7/2022		2,149	2,108,706
Total						8,661,335

Retail 0.46%
Panera Bread Co. Term Loan	3.938% (1 Mo. LIBOR + 2.00%	)	7/18/2022		1,817	1,792,127	(j)
PVH Corp. Tranche A Term Loan	3.439% (1 Mo. LIBOR + 1.50%	)	5/19/2021		4,016	4,015,538
Total						5,807,665

Technology 0.00%
Symantec Corp. Term Loan A2	3.875% (3 Mo. LIBOR + 1.50%	)	8/1/2019		38	37,437
Total Floating Rate Loans (cost $36,464,810)						36,513,543

FOREIGN GOVERNMENT OBLIGATIONS 2.24%

Argentina 0.21%
Provincia de Buenos Aires†(e)	9.375%		9/14/2018		191	193,197
Republic of Argentina(c)	3.375%		1/15/2023	EUR	625	689,557
Republic of Argentina(e)	4.625%		1/11/2023		$1,053	959,425
Republic of Argentina(e)	6.25%		4/22/2019		828	837,936
Total						2,680,115

Bermuda 0.09%
Government of Bermuda†	4.138%		1/3/2023		600	606,762
Government of Bermuda†	4.854%		2/6/2024		500	516,320
Total						1,123,082

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Canada 1.09%
Ontario Teachers’ Finance Trust†(e)	2.75%		4/16/2021	$3,348	$3,337,350
Province of Ontario Canada(e)	2.20%		10/3/2022	11,006	10,614,453
Total					13,951,803

Indonesia 0.05%
Perusahaan Penerbit SBSN†(e)	3.40%		3/29/2022	270	264,095
Perusahaan Penerbit SBSN†(e)	3.75%		3/1/2023	405	397,945
Total					662,040

Japan 0.71%
Japan Bank for International Corp.(e)	2.375%		7/21/2022	3,272	3,177,109
Japan Bank for International Corp.(e)	2.375%		11/16/2022	908	879,615
Japan Bank for International Corp.(e)	2.50%		6/1/2022	5,056	4,945,044
Total					9,001,768

Qatar 0.04%
State of Qatar†(e)	5.25%		1/20/2020	516	532,636

Sri Lanka 0.05%
Republic of Sri Lanka†(e)	5.75%		4/18/2023	620	611,441
Total Foreign Government Obligations (cost $28,914,857)					28,562,885

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.70%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.491%	#(k)	10/25/2030	508	507,984
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.158%	#(k)	9/25/2044	135	134,982
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.03%	#(k)	11/25/2044	300	300,363
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#(k)	1/25/2047	2,032	2,036,309
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.75%	#(k)	2/25/2045	500	501,524
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.812%	#(k)	6/25/2047	200	201,695
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.362%	#(k)	5/25/2045	360	361,460
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#(k)	10/25/2047	47	46,778
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565%	#(k)	11/25/2047	3,624	3,571,060
Federal Home Loan Mortgage Corp. K061 X1 IO	0.178%	#(k)	11/25/2026	15,440	228,726
Federal Home Loan Mortgage Corp. Q001 XA IO	2.289%	#(k)	2/25/2032	1,417	215,443
Government National Mortgage Assoc. 2013-162 A	2.75%	#(k)	9/16/2046	98	95,364
Government National Mortgage Assoc. 2013-171 IO	0.889%	#(k)	6/16/2054	6,437	301,722
Government National Mortgage Assoc. 2013-193 IO	0.929%	#(k)	1/16/2055	2,434	115,937
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	295	287,104
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	513	503,947
Government National Mortgage Assoc. 2014-15 IO	0.762%	#(k)	8/16/2054	5,818	236,500
Government National Mortgage Assoc. 2014-64 IO	1.17%	#(k)	12/16/2054	36,526	2,163,032

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	$23	$22,117
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	132	131,187
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	253	250,506
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,045	1,007,882
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,412	3,308,496
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,295	1,246,603
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	1,621	1,563,791
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	2,014	1,951,121
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	1,906	1,848,377
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	987	948,316
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,677	1,617,674
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,099	1,055,352
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	682	653,849
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	684	654,289
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,364	1,305,754
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,275	1,238,398
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,069	1,032,245
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,488	1,436,717
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,355	1,315,834
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $36,606,777)					34,398,438

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.70%
Federal Home Loan Mortgage Corp.	3.121% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	1,261	1,277,011
Federal Home Loan Mortgage Corp.	3.574% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	244	253,965
Federal Home Loan Mortgage Corp.	3.575% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	90	94,520
Federal Home Loan Mortgage Corp.	3.585% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	210	220,560
Federal Home Loan Mortgage Corp.	3.59% (12 Mo. LIBOR + 1.77%	)#	10/1/2038	59	61,585
Federal Home Loan Mortgage Corp.	3.596% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	77	80,798
Federal Home Loan Mortgage Corp.	3.723% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	204	215,311
Federal Home Loan Mortgage Corp.	3.757% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	202	214,009
Federal National Mortgage Assoc.	2.58%		11/1/2018	467	466,506

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.689% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	$356	$355,830
Federal National Mortgage Assoc.	2.716% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	1,156	1,156,219
Federal National Mortgage Assoc.	2.835% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	402	403,158
Federal National Mortgage Assoc.	3.133% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	1,928	2,022,924
Federal National Mortgage Assoc.	3.211% (12 Mo. LIBOR + 1.22%	)#	6/1/2038	362	371,892
Federal National Mortgage Assoc.	3.301% (12 Mo. LIBOR + 1.50%	)#	10/1/2035	288	300,896
Federal National Mortgage Assoc.	3.433% (12 Mo. LIBOR + 1.54%	)#	3/1/2039	134	139,436
Federal National Mortgage Assoc.	3.508% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	161	168,702
Federal National Mortgage Assoc.	3.527% (12 Mo. LIBOR + 1.70%	)#	8/1/2038	77	80,257
Federal National Mortgage Assoc.	3.561% (12 Mo. LIBOR + 1.81%	)#	10/1/2040	92	96,330
Federal National Mortgage Assoc.	3.562% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	136	142,450
Federal National Mortgage Assoc.	3.572% (1 Yr Treasury Constant Maturity Rate + 2.20%	)#	1/1/2038	185	194,905
Federal National Mortgage Assoc.	3.577% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	245	258,232
Federal National Mortgage Assoc.	3.586% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	17	17,464
Federal National Mortgage Assoc.	3.602% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	76	80,076
Federal National Mortgage Assoc.	3.668% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	138	145,501
Federal National Mortgage Assoc.	3.946% (12 Mo. LIBOR + 1.90%	)#	12/1/2038	80	84,195
Total Government Sponsored Enterprises Pass-Throughs (cost $9,010,005)					8,902,732

MUNICIPAL BONDS 0.27%

Miscellaneous
IL State GO	4.35%		6/1/2018	264	264,000
IL State GO	6.20%		7/1/2021	400	414,408
Illinois	4.95%		6/1/2023	79	81,315

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Miscellaneous (continued)
Illinois	5.877%		3/1/2019	$1,495	$1,524,317
New Jersey Econ Dev Auth	2.421%		6/15/2018	500	499,885
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	98,450
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	220	218,755
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	304,500
Total Municipal Bonds (cost $3,404,498)					3,405,630

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.04%
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	1,652	1,652,292
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	491	496,023
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	306,516
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.419% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	842	842,870
Aventura Mall Trust 2013-AVM A†	3.743%	#(k)	12/5/2032	972	990,789
Aventura Mall Trust 2013-AVM D†	3.743%	#(k)	12/5/2032	500	506,179
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#(k)	6/15/2028	350	349,593
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#(k)	6/15/2028	620	619,272
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	1,500	1,549,946
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.769% (1 Mo. LIBOR + .85% Floor .85%	)#	1/15/2033	1,131	1,131,640
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.349% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	126	126,221
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,521,561
BB-UBS Trust 2012-TFT B†	3.468%	#(k)	6/5/2030	2,149	2,091,086
BB-UBS Trust 2012-TFT C†	3.468%	#(k)	6/5/2030	3,000	2,904,698
BBCMS Mortgage Trust 2018-TALL A†	2.641% (1 Mo. LIBOR + .722%	)#	3/15/2037	6,000	6,008,069
BBCMS Mortgage Trust 2018-TALL E†	4.356% (1 Mo. LIBOR + 2.44%	)#(k)	3/15/2037	2,468	2,473,796
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	261,099
BBCMS Trust 2015-STP XB IO†	0.205%	#(k)	9/10/2028	88,000	407,440
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	419	397,484
BBCMS Trust 2015-VFM X IO†	0.453%	#(k)	3/12/2036	86,399	1,850,232
BDS 2018-FL1 A†	2.789% (1 Mo. LIBOR + .85%	)#	1/15/2035	3,000	3,002,196
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#(k)	11/11/2041	595	606,547
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.674%	#(k)	11/11/2041	595	607,976

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	$131	$134,027
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(k)	3/10/2033	47,800	1,207,289
BX Commercial Mortgage Trust 2018-BIOA A†	2.59%	#(k)	3/15/2037	4,024	4,029,480
BX Trust 2017-APPL A†	2.799% (1 Mo. LIBOR + .88%	)#	7/15/2034	1,000	1,003,834
BX Trust 2017-APPL D†	3.969% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	678	682,277
BX Trust 2017-APPL E†	5.069% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	988	998,278
BX Trust 2017-SLCT A†	2.839% (1 Mo. LIBOR + .92%	)#	7/15/2034	1,198	1,200,671
BX Trust 2017-SLCT B†	3.119% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	1,033	1,035,437
BX Trust 2017-SLCT D†	3.969% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	1,597	1,603,512
BX Trust 2017-SLCT E†	5.069% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	1,400	1,412,754
BX Trust 2018-BILT A†	2.70% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2035	857	857,391
BX Trust 2018-BILT D†	3.67% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	357	358,183
BX Trust 2018-GW A†	2.70%	#	5/15/2035	667	668,349
BX Trust 2018-GW D†	3.67% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	487	488,920
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	6,000	6,046,411
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,445	3,473,526
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,453	2,489,300
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(k)	10/15/2034	753	762,959
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(k)	10/15/2034	2,450	2,406,660
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823%	#(k)	10/15/2034	13,222	438,993
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(k)	10/15/2034	8,470	143,179
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754%	#(k)	12/15/2047	204	216,448
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.744%	#(k)	5/10/2058	1,025	104,551
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.199%	#(k)	11/10/2049	2,833	209,891
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.782%	#(k)	12/10/2054	3,758	197,185
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,584,377
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	486,981
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	365,254
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,003,840
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#(k)	3/25/2049	167	162,176
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	2,708	2,690,079
Citigroup Commercial Mortgage Trust 2013-375P B†	3.518%	#(k)	5/10/2035	2,019	2,020,174
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518%	#(k)	5/10/2035	1,350	1,335,214

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.23%	#(k)	7/10/2047	$3,452	$47,803
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.436%	#(k)	6/10/2048	6,059	144,728
Citigroup Commercial Mortgage Trust 2015-SSHP C†	4.019% (1 Mo. LIBOR + 2.10%	)#	9/15/2027	4,431	4,419,381
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	2,130	2,069,199
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.037%	#(k)	7/25/2036	265	257,987
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	#(k)	3/10/2039	750	758,891
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.991%	#(k)	7/10/2046	100	104,221
Commercial Mortgage Pass-Through Certificates 2012-CR1 D†	5.32%	#(k)	5/15/2045	3,000	2,893,102
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	612,415
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.792%	#(k)	10/15/2045	4,998	287,951
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	596	573,984
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,048,593
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	6	5,621
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	1,500	1,493,209
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.199%	#(k)	3/10/2046	8,874	404,309
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.532%	#(k)	6/10/2046	16,911	308,961
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	99,370
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	367	356,807
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	996,961
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.206%	#(k)	8/10/2047	3,453	156,592
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.868% (1 Mo. LIBOR + 1.95%	)#	7/13/2031	935	940,173

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.161% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	$645	$642,629
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(k)	5/10/2048	1,300	1,297,700
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	222,416
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#(k)	8/10/2029	3,000	2,913,681
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(k)	8/10/2029	3,000	2,892,323
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	2,022,814
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.649% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	1,463	1,465,142
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.229% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	1,010	1,011,538
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(k)	10/15/2034	8,597	70,581	(b)
Commercial Mortgage Trust 2006-GG7 AM	5.753%	#(k)	7/10/2038	818	819,814
Commercial Mortgage Trust 2016-CD1 XA IO	1.432%	#(k)	8/10/2049	962	83,550
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	5.972%	#(k)	2/15/2041	150	149,602
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	467	474,718
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,816,056
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(k)	9/15/2037	40,000	1,301,400
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,017,245
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.419% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	578	580,967
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.419% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	657	662,031
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.112%	#(k)	12/15/2049	20,135	330,709
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.869% (1 Mo. LIBOR + .95%	)#	2/15/2031	831	832,058
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.269% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	349	349,240
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.419% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	353	354,051

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.569% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	$513	$514,978
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,942	1,918,407
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	345,872
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	247,399
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(k)	4/5/2033	275	270,359
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,308,643
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(k)	7/10/2034	200	198,932
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.197%	#(k)	7/10/2034	2,388	2,353,746
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197%	#(k)	7/10/2034	150	144,058
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#(k)	2/15/2031	31,669	332,220
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.869% (1 Mo. LIBOR + .95%	)#	12/15/2030	502	502,503
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.519% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	400	400,666
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(k)	6/15/2057	82,732	279,634
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.083%	#(k)	11/15/2049	4,803	295,380
DBJPM Mortgage Trust 2016-C3 XA IO	1.508%	#(k)	9/10/2049	9,881	934,170
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	241	243,265
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(k)	7/10/2044	175	181,506
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	449	437,787
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(k)	6/10/2034	899	16,322
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(k)	12/10/2036	61,529	243,040
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(k)	5/5/2035	6,000	6,115,939
DBWF Mortgage Trust 2018-AMXP B†	3.916%	#(k)	5/5/2035	1,500	1,525,510
DBWF Mortgage Trust 2018-AMXP C†	3.916%	#(k)	5/5/2035	1,000	1,002,054
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#(k)	12/15/2034	100	100,080
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(k)	12/15/2034	1,850	1,845,454
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(k)	12/15/2034	4,728	4,705,964
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382%	#(k)	12/15/2034	390	386,190
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	550	554,415

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

	Interest		Maturity	Principal Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	$2,000	$1,947,022
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,268,157
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#(k)	12/10/2027	700	697,763
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	1,300	1,303,246
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,335	1,351,010
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13%	#(k)	4/10/2034	115	117,152
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	758	759,226
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,615,717
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,192,707
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	300	298,189
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067% (1 Mo. LIBOR + 2.30% Floor 2.30%	)#	2/10/2029	252	254,295
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	695	683,932
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,041,673
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	316	309,884
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.769% (1 Mo. LIBOR + .85%	)#	7/15/2032	888	891,117
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.019% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	313	314,915
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.269% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	225	226,635
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.869% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	531	533,249
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	74	75,346
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	267,123
GS Mortgage Securities Trust 2012-GCJ9 IO	1.968%	#(k)	11/10/2045	1,474	105,215
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(k)	4/10/2031	2,584	2,557,159
GS Mortgage Securities Trust 2013-GC12 XA IO	1.444%	#(k)	6/10/2046	19,930	1,121,124
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	2,725	2,842,046
GS Mortgage Securities Trust 2015-GS1 XA IO	0.817%	#(k)	11/10/2048	1,081	51,927
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	248	242,095	(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	433	428,616	(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	588	583,203	(b)
H/2 Asset Funding 2014-1 Ltd.	2.425% (1 Mo. LIBOR + .77%	)#	3/19/2037	459	465,864
H/2 Asset Funding 2015-1A-AFL	2.174% (1 Mo. LIBOR + 1.70%	)#	6/24/2049	419	426,085	(b)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	210	209,612	(b)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	563,640	(b)

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

	Interest		Maturity	Principal Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hilton Orlando Trust 2018-ORL A†	2.689% (1 Mo. LIBOR + .77%	)#	12/15/2034	$808	$810,019
Hilton Orlando Trust 2018-ORL D†	3.619% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	664	667,137
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	949,550
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	619,914
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	459,432
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	611,855
Hospitality Mortgage Trust 2017-HIT B†	3.103% (1 Mo. LIBOR + 1.18%	)#	5/8/2030	415	416,437
Hospitality Mortgage Trust 2017-HIT C†	3.273% (1 Mo. LIBOR + 1.35%	)#	5/8/2030	278	278,970
Hospitality Mortgage Trust 2017-HIT D†	4.073% (1 Mo. LIBOR + 2.15%	)#	5/8/2030	943	948,247
Hospitality Mortgage Trust 2017-HIT E†	5.473% (1 Mo. LIBOR + 3.55%	)#	5/8/2030	1,396	1,408,413
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,349,071
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,169,085
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(k)	8/5/2034	559	521,844
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	4.465% (1 Mo. LIBOR + 2.55%	)#	8/5/2034	1,961	1,961,616
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,260	1,228,168
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(k)	5/15/2048	310	308,018
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	76	76,056
JPMorgan Chase Commercial Mortgage Securities rust 2012-C6 B	4.819%	#(k)	5/15/2045	253	262,452
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	1,156	1,137,952
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,221	5,285,535
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(k)	5/5/2030	1,254	1,271,553
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.036%	#(k)	12/15/2047	9,918	384,084
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.584%	#(k)	7/15/2045	5,751	112,609
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.286%	#(k)	4/15/2046	1,535	74,870
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	474	474,866

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

	Interest		Maturity	Principal Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.135%	#(k)	4/15/2047	$3,330	$74,221
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(k)	4/15/2047	1,000	18,505
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.041%	#(k)	11/15/2047	3,095	121,893
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	3,435	3,433,612
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(k)	6/10/2027	2,906	10,229
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(k)	6/10/2027	1,292	904
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	5.019% (1 Mo. LIBOR + 3.10%	)#	12/15/2030	500	501,812
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.916%	#(k)	5/15/2048	2,790	91,531
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621%	#(k)	9/5/2032	1,175	1,172,620
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.808%	#(k)	12/15/2049	4,156	173,249
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	1,000	984,481
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	216	213,052
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,044	1,033,260
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(k)	10/5/2031	698	689,290
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(k)	10/5/2031	138	134,843
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(k)	10/5/2031	2,367	82,218
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(k)	10/5/2031	1,432	28,447
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	3.369% (1 Mo. LIBOR + 1.45%	)#	10/15/2033	1,010	1,013,405
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.769% (1 Mo. LIBOR + 2.85%	)#	10/15/2033	152	152,485
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	5.669% (1 Mo. LIBOR + 3.75%	)#	10/15/2033	402	404,327
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.09%	#(k)	9/15/2050	8,411	592,696

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	$1,482	$1,474,593
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	606,265
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(k)	6/5/2032	452	450,975
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(k)	6/5/2032	32,692	665,178
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.178% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	430	431,540
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.878% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	661	664,651
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.10% (1 Mo. LIBOR + 1.20%	)#(k)	4/15/2031	1,658	1,661,109
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.80% (1 Mo. LIBOR + 1.90% Floor 1.90%	)#(k)	4/15/2031	449	449,842
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.20%	#(k)	4/15/2031	332	332,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.02% (1 Mo. LIBOR + 3.12% Floor 3.12%	)#(k)	4/15/2031	174	174,013
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(k)	11/14/2027	410	406,938
LMREC, Inc. 2015-CRE1 AR†	2.948% (1 Mo. LIBOR + .98%	)#	2/22/2032	2,281	2,285,893	(b)
LMREC, Inc. 2015-CRE1 BR†	5.468% (1 Mo. LIBOR + 2.25%	)#	2/22/2032	381	381,794	(b)
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#(k)	1/20/2041	1,310	5,910
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(k)	4/20/2048	413	408,905
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.949%	#(k)	3/10/2049	1,623	119,692
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.597%	#(k)	3/10/2049	19,753	865,478
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	979	968,414
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	783,785
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,187,874
Madison Avenue Trust 2013-650M B†	4.034%	#(k)	10/12/2032	1,423	1,443,807
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,029,524
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.162%	#(k)	8/15/2046	1,736	1,806,489
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	181	181,442

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

	Interest		Maturity	Principal Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	$500	$491,849
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.562%	#(k)	12/15/2048	1,000	986,873
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.71%	#(k)	7/15/2050	7,242	220,268
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.448%	#(k)	11/15/2049	4,921	423,081
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	242,166
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	486,184
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#(k)	9/13/2031	188,074	171,147
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(k)	3/15/2045	1,070	1,123,959
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.091%	#(k)	3/15/2045	13,555	848,142
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	284	278,212
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	100,649
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(k)	7/13/2029	60,000	211,800
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	100,255
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.655%	#(k)	8/15/2049	4,518	414,833
Morgan Stanley Capital I Trust 2017-PRME A†	2.819% (1 Mo. LIBOR + .90%	)#	2/15/2034	413	414,000
Morgan Stanley Capital I Trust 2017-PRME B†	3.269% (1 Mo. LIBOR + 1.35%	)#	2/15/2034	362	362,584
Morgan Stanley Capital I Trust 2017-PRME C†	3.569% (1 Mo. LIBOR + 1.65%	)#	2/15/2034	179	179,295
Morgan Stanley Capital I Trust 2017-PRME D†	5.319% (1 Mo. LIBOR + 3.40%	)#	2/15/2034	334	335,349
Morgan Stanley Capital I Trust 2017-PRME E†	6.419% (1 Mo. LIBOR + 4.50%	)#	2/15/2034	359	359,547
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	118	117,710
Motel 6 Trust 2017-MTL6 F†	6.169% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	1,197	1,215,825
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	488	471,441
MSCG Trust 2016-SNR A†	3.348%	#(k)	11/15/2034	1,247	1,216,163
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	602	592,393
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	387	385,414
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(k)	11/15/2032	1,890	1,909,895
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(k)	11/15/2032	472	472,183

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

	Interest		Maturity	Principal Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	$654	$645,554
PFP Ltd. 2017-3 A†	2.969% (1 Mo. LIBOR + 1.05%	)#	1/14/2035	199	199,250
PFP Ltd. 2017-3 B†	3.669% (1 Mo. LIBOR + 1.75%	)#	1/14/2035	1,750	1,755,438
PFP Ltd. 2017-3 D†	5.419% (1 Mo. LIBOR + 3.50%	)#	1/14/2035	2,100	2,113,925
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	2,749	2,715,284
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	2,493	2,474,226
Prima Capital Ltd.	2.214%		5/24/2021	357	354,048	(b)
RAIT Trust 2017-FL7 A†	2.869% (1 Mo. LIBOR + .95%	)#	6/15/2037	667	667,936
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834%	#(k)	1/13/2032	592	600,807
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(k)	6/25/2055	61	60,335
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.81% (1 Mo. LIBOR + .85%	)#	5/25/2034	379	379,354
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	1,997	1,993,998
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(k)	9/25/2042	68	65,855
Stonemont Portfolio Trust 2017-MONT F†	5.548% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	1,823	1,844,071
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	69	69,068
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,247,414
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	632,049
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	965,821
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,187,699
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	982,163
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	1,378	1,374,623
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,129,574
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(k)	3/10/2046	635	628,948
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.975%	#(k)	3/10/2046	10,839	405,223
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.136%	#(k)	4/10/2046	17,805	802,437
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	135	135,486
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.419% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	168	168,538
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.269% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	550	553,613

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

	Interest		Maturity	Principal Amount		Fair
Investments	Rate		Date	(000)		Value
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.597%	#(k)	11/15/2043	$520		$533,117
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.724%	#(k)	6/15/2048	3,881		143,731
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#(k)	6/15/2048	58,000		178,060
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.791%	#(k)	8/15/2049	1,749		196,017
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#(k)	10/15/2049	7,057		510,026
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675		698,871
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620		1,629,487
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679		686,186
West Town Mall Trust 2017-KNOX C†	4.346%	#(k)	7/5/2030	500		494,449
West Town Mall Trust 2017-KNOX D†	4.346%	#(k)	7/5/2030	625		603,326
West Town Mall Trust 2017-KNOX X IO†	0.376%	#(k)	7/5/2030	34,983		507,351
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(k)	2/15/2044	147		152,563
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275		270,349
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790		795,738
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.759%	#(k)	6/15/2045	300		308,171
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.428%	#(k)	6/15/2045	11,084		483,271
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	–	(d)	20
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	201		198,000
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166		1,156,606
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.214%	#(k)	5/15/2045	10,476		514,600
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.055%	#(k)	5/15/2047	6,462		276,531
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.564%	#(k)	5/15/2047	1,368		45,761
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.604%	#(k)	8/15/2047	15,000		558,035
Total Non-Agency Commercial Mortgage-Backed Securities (cost $284,353,307)						280,686,569

	Dividend	Shares
	Rate	(000)
PREFERRED STOCK 0.01%

Oil
Templar Energy LLC (cost $137,346)	Zero Coupon	14	99,960

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 5.41%
U.S. Treasury Note(l)	1.375%	6/30/2018	$6,000	$5,998,248
U.S. Treasury Note	2.50%	5/31/2020	57,068	57,152,711
U.S. Treasury Note	2.75%	5/31/2023	5,743	5,760,386
Total U.S. Treasury Obligations (cost $68,725,081)				68,911,345
Total Long-Term Investments (cost $1,256,546,670)				1,244,231,544

SHORT-TERM INVESTMENTS 1.14%

COMMERCIAL PAPER 0.05%

Automotive
Ford Motor Credit Co. (cost $659,356)	2.058%	7/16/2018	661	659,356

CONVERTIBLE BOND 0.05%

Energy Equipment & Services
Tesla Energy Operations, Inc. (cost $565,032)	2.75%	11/1/2018	570	562,281

CORPORATE BONDS 0.02%

Financial Services 0.01%
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	112	112,091

Oil: Crude Producers 0.01%
Kinder Morgan Energy Partners LP	2.65%	2/1/2019	139	138,572

Telecommunications 0.00%
Nortel Networks Ltd. (Canada)(e)(h)	10.75%	7/15/2016	1,687	54,828
Total Corporate Bonds (cost $297,521)				305,491

REPURCHASE AGREEMENT 1.02%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $13,470,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $13,207,295; proceeds: $12,946,584 (cost $12,946,260)			12,946	12,946,260
Total Short-Term Investments (cost $14,468,169)				14,473,388
Total Investments in Securities 98.85% (cost $1,271,014,839)				1,258,704,932
Cash and Other Assets in Excess of Liabilities(m) 1.15%				14,621,143
Net Assets 100.00%				$1,273,326,075

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

BRL	Brazilian real.
EUR	euro.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than $1,000.
(e)	Foreign security traded in U.S. dollars.
(f)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at May 31, 2018.
(j)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Security has been pledged as collateral for swap contracts as of May 31, 2018.
(m)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Standard Chartered Bank	12/20/2018	363,000	$438,987	$431,135	$7,852
euro	Sell	Standard Chartered Bank	12/20/2018	250,000	303,355	296,925	6,430
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$14,282

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2018	2,137	Long	$453,104,003	$453,544,862	$440,859
U.S. 5-Year Treasury Note	September 2018	900	Short	(102,759,433)	(102,501,563)	257,870
U.S. Long Bond	September 2018	72	Long	10,426,627	10,449,000	22,373
Total Unrealized Appreciation on Open Futures Contracts						$721,102

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2018	149	Long	$17,971,065	$17,945,188	$(25,877)

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2018:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,897,761	$897,761
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	42,116,140	2,116,140
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	21,046,911	1,046,911
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,808,154	1,808,154
Bank of America	1.9625%	CPI Urban Consumer NSA	12/13/2019	30,000,000	30,149,501	149,501
Bank of America	2.0375%	CPI Urban Consumer NSA	1/10/2020	20,000,000	20,075,134	75,134
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	10,100,188	100,188
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	10,121,034	121,034
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	5,282,868	282,868
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	20,236,308	236,308
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	10,244,038	244,038
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,243,525	243,525
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,118,599	118,599
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	20,021,476	21,476
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	5,000,059	59
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	30,890,146	890,146

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	$25,000,000	$25,754,893	$754,893
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,154,815	154,815
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,417,520	417,520
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,451,521	451,521
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	10,095,185	95,185
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,382,293	382,293
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	10,159,607	159,607
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	10,049,939	49,939
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	10,103,828	103,828
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	15,156,550	156,550
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	15,095,758	95,758
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	20,113,605	113,605
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	30,086,627	86,627
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	15,070,839	70,839
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,065,009	1,065,009
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,108,893	108,893
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,329,533	329,533
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,241,223	241,223
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,373,465	373,465
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	20,221,997	221,997
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,195,629	1,195,629
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,130,411	130,411
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,426,958	426,958
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,234,586	234,586
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	20,004,845	4,845
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	10,042,515	42,515

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	$20,000,000	$20,327,323	$327,323
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,351,911	351,911
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	25,276,149	276,149
Unrealized Appreciation on CPI OTC Swaps						$16,775,269

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	$25,000,000	$24,972,619	$(27,381)
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	29,946,457	(53,543)
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	29,867,038	(132,962)
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	14,817,863	(182,137)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	9,895,178	(104,822)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,851,300	(148,700)
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	24,500,436	(499,564)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,783,239	(216,761)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,768,266	(231,734)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,637,856	(362,144)
Bank of America	CPI Urban Consumer NSA	1.740%	6/16/2018	15,000,000	14,809,084	(190,916)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,252,404	(747,596)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,523,606	(476,394)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,442,311	(557,689)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,439,091	(560,909)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,741,555	(258,445)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,357,066	(642,934)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,647,250	(352,750)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,627,495	(372,505)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,998,689	(1,311)

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	$30,000,000	$29,910,314	$(89,686)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,986,503	(13,497)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,951,547	(48,453)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,954,193	(45,807)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	4,989,908	(10,092)
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	4,985,231	(14,769)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,971,638	(28,362)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,935,140	(64,860)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,975,730	(24,270)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,927,043	(72,957)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,929,127	(70,873)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,909,924	(90,076)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,967,190	(32,810)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,944,900	(55,100)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,880,380	(2,119,620)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	28,370,467	(1,629,533)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	37,266,711	(2,733,289)
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	39,926,605	(73,395)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	29,816,317	(183,683)
Barclays Bank plc	CPI Urban Consumer NSA	1.9785%	11/3/2018	25,000,000	24,826,187	(173,813)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,632,505	(367,495)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,460,586	(539,414)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,439,826	(560,174)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,559,856	(440,144)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,078,481	(921,519)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	38,136,471	(1,863,529)

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	$10,000,000	$9,975,359	$(24,641)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,960,757	(39,243)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,898,312	(101,688)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	28,173,150	(1,826,850)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,846,052	(1,153,948)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,369,442	(1,630,558)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,730,483	(3,269,517)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,558,572	(441,428)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,385,612	(2,614,388)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,599,533	(1,400,467)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	9,931,133	(68,867)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,822,958	(177,042)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	33,746,807	(1,253,193)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,160,051	(839,949)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,152,490	(847,510)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,429,335	(570,665)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,438,052	(561,948)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,640,056	(359,944)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,602,622	(397,378)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,527,886	(472,114)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,754,798	(1,245,202)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,438,524	(561,476)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,565,947	(434,053)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,277,215	(722,785)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,524,029	(475,971)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	14,030,605	(969,395)

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	$5,000,000	$4,540,391	$(459,609)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,798,297	(1,201,703)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,696,399	(1,303,601)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,160,378	(839,622)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,404,144	(595,856)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,681,202	(1,318,798)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,554,648	(1,445,352)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,610,314	(1,389,686)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	27,198,906	(2,801,094)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	27,161,419	(2,838,581)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,112,597	(887,403)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,068,356	(931,644)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,576,070	(2,423,930)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	12,000,216	(2,999,784)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	9,836,579	(163,421)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,889,710	(110,290)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,993,472	(6,528)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,987,348	(12,652)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,943,534	(56,466)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,971,867	(28,133)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,969,300	(30,700)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,941,374	(58,626)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,966,637	(33,363)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,962,337	(37,663)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,403,005	(1,596,995)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,927,146	(2,072,854)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,346,205	(653,795)

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	$15,000,000	$13,647,432	$(1,352,568)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,987,115	(2,012,885)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,657,294	(3,342,706)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	8,065,976	(1,934,024)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,825,337	(174,663)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,731,850	(268,150)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,511,786	(488,214)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,318,119	(681,881)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,181,293	(818,707)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	28,057,428	(1,942,572)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,543,890	(456,110)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,328,295	(1,671,705)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,808,648	(1,191,352)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,585,660	(1,414,340)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	27,165,024	(2,834,976)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,865,931	(1,134,069)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,182,876	(817,124)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,567,632	(432,368)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,131,790	(868,210)
Merrill Lynch International Bank Ltd.	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,602,412	(397,588)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,565,480	(434,520)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,324,228	(675,772)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,617,167	(1,382,833)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,283,782	(716,218)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,154,776	(845,224)

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	$15,000,000	$13,865,744	$(1,134,256)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,693,805	(1,306,195)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,218,480	(1,781,520)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,631,802	(2,368,198)
Unrealized Depreciation on CPI OTC Swaps						$(102,025,734)

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2018:

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	$50,000,000	$50,081,593	$81,593
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	40,000,000	40,061,669	61,669
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,535,566	535,566
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,742,365	1,742,365
Credit Suisse	1.9775%	CPI Urban Consumer NSA	12/14/2019	30,000,000	30,141,940	141,940
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	30,079,704	79,704
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	15,115,969	115,969
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	10,046,877	46,877
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	20,098,321	98,321
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	25,067,084	67,084
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	60,791,545	791,545
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	5,123,087	123,087
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	10,152,127	152,127
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	10,101,014	101,014
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	10,036,583	36,583
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	10,013,418	13,418
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	10,023,543	23,543
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	8,019,537	19,537
Unrealized Appreciation on Centrally Cleared CPI Swaps						$4,231,942

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	$15,000,000	$14,931,355	$(68,645)
Credit Suisse	CPI Urban Consumer NSA	2.250%	3/21/2024	10,000,000	9,991,758	(8,242)
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	9,875,861	(124,139)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,926,431	(73,569)
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,837,916	(162,084)
Credit Suisse	CPI Urban Consumer NSA	1.811%	10/3/2018	20,000,000	19,801,372	(198,628)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	28,782,166	(1,217,834)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,562,322	(437,678)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,383,713	(616,287)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,493,883	(506,117)
Credit Suisse	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,660,578	(339,422)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,962,314	(37,686)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,987,554	(12,446)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,977,861	(22,139)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,984,292	(15,708)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,963,359	(36,641)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,994,071	(5,929)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,993,941	(6,059)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,972,315	(27,685)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	9,975,834	(24,166)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	4,981,895	(18,105)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	24,867,639	(132,361)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,917,488	(82,512)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,910,828	(89,172)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,956,325	(43,675)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,335,280	(664,720)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,716,155	(1,283,845)

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	$12,000,000	$10,855,861	$(1,144,139)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,295,902	(704,098)
Unrealized Depreciation on Centrally Cleared CPI Swaps						$(8,103,731)

*	Central Clearinghouse: London Clearing House (LCH)

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$99,266,635	$2,681,173	$101,947,808
Remaining Industries	–	198,002,528	–	198,002,528
Common Stocks
Electric: Power	1,310	–	–	1,310
Oil	1,551	26,603	–	28,154
Convertible Bonds	–	3,594,007	–	3,594,007
Corporate Bonds	–	479,176,635	–	479,176,635
Floating Rate Loans
Biotechnology Research & Production	–	–	1,702,142	1,702,142
Chemicals	–	1,591,103	1,343,576	2,934,679
Computer Software	–	–	830,960	830,960
Containers	–	–	465,441	465,441
Electrical Equipment	–	–	1,201,596	1,201,596
Health Care Products	–	–	2,100,319	2,100,319
Health Care Services	–	–	42,911	42,911
Lodging	–	–	2,247,806	2,247,806
Machinery: Industrial/Specialty	–	–	376,406	376,406
Miscellaneous	–	370,571	1,028,245	1,398,816
Office Furniture & Business Equipment	–	–	350,402	350,402
Oil	–	–	304,047	304,047
Oil: Crude Producers	–	–	316,207	316,207
Real Estate Investment Trusts	–	3,534,935	5,126,400	8,661,335
Retail	–	4,015,538	1,792,127	5,807,665
Remaining Industries	–	7,772,811	–	7,772,811
Foreign Government Obligations	–	28,562,885	–	28,562,885
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	34,398,438	–	34,398,438
Government Sponsored Enterprises
Pass-Throughs	–	8,902,732	–	8,902,732
Municipal Bonds	–	3,405,630	–	3,405,630
Non-Agency Commercial
Mortgage-Backed Securities	–	274,808,782	5,877,787	280,686,569
Preferred Stock	–	99,960	–	99,960
U.S. Treasury Obligations	–	68,911,345	–	68,911,345
Short-Term Investments
Commercial Paper	–	659,356	–	659,356
Convertible Bond	–	562,281	–	562,281
Corporate Bonds	–	305,491	–	305,491
Repurchase Agreement	–	12,946,260	–	12,946,260
Total	$2,861	$1,230,914,526	$27,787,545	$1,258,704,932

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
CPI Swaps
Assets	$–	$16,775,269	$–	$16,775,269
Liabilities	–	(102,025,734)	–	(102,025,734)
Centrally Cleared CPI Swaps
Assets	–	4,231,942	–	4,231,942
Liabilities	–	(8,103,731)	–	(8,103,731)
Forward Foreign Currency Exchange Contracts
Assets	–	14,282	–	14,282
Liabilities	–	–	–	–
Futures Contracts
Assets	721,102	–	–	721,102
Liabilities	(25,877)	–	–	(25,877)
Total	$695,225	$(89,107,972)	$–	$(88,412,747)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Non-Agency
					Commercial
					Mortgage-
	Asset-Backed	Convertible	Floating	Foreign	Backed
Investment Type	Securities	Bonds	Rate Loans	Bonds	Securities
Balance as of December 1, 2017	$7,309,817	$849	$21,234,163	$1,119	$14,761,341
Accrued Discounts (Premiums)	–	–	3,308	–	(394,955)
Realized Gain (Loss)	–	1,065	28,677	1,202	57,696
Change in Unrealized Appreciation (Depreciation)	–	6,081	(6,377)	8,217	(6,377)
Purchases	2,681,173	–	11,031,754	–	2,662,000
Sales	–	(7,995)	(13,798,781)	(10,538)	(6,150,066)
Transfers into Level 3	–	–	735,841	–	–
Transfers out of Level 3	(7,309,817)	–	–	–	(5,051,852)
Balance as of May 31, 2018	$2,681,173	$–	$19,228,585	$–	$5,877,787
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–	$–	$(8,739)	$–	$26,072

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 96.61%

ASSET-BACKED SECURITIES 41.51%

Automobiles 21.02%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$100	$100,116
Ally Auto Receivables Trust 2014-3 C	2.14%	7/15/2020	18	17,969
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	20	20,202
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	26	25,887
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	5	5,103
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	84	82,687
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	76	75,016
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	98,460
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	50	49,793
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39	38,207
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	11	10,689
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	50	48,782
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	25	24,678
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	28	27,608
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	11	10,790
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	93	92,687
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	90	88,643
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	93	91,870
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	22	21,542
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	100	99,098
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,861
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	31	31,601
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	110	111,080
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	45	45,018
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	83	82,912
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	33	32,673
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	33	32,231
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	7	7,377
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	10	9,876
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10	9,838

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	$10	$9,898
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	8	7,666
Ford Credit Auto Owner Trust 2016-A C	2.19%		7/15/2022	50	49,592
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	100	99,888
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	100	99,924
GM Financial Consumer Automobile 2017-1A B†	2.30%		6/16/2023	2	1,964
Huntington Auto Trust 2015-1 B	1.95%		6/15/2021	65	64,866
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	100	99,903
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	17	16,709
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	65,911
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	6	5,812
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	6	5,970
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	8	7,967
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	23	22,697
Total					2,002,061

Credit Cards 4.60%
BA Credit Card Trust 2016-A1 A	2.309% (1 Mo. LIBOR + .39%	)#	10/15/2021	50	50,139
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	100	99,573
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	50	49,358
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	55	54,951
Chase Issuance Trust 2014-A2 A2	2.77%		3/15/2023	10	9,958
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	28	27,880
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	42	42,035
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	48	47,485
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	16	15,864
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	29	28,533
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	13	12,817
Total					438,593

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other 15.89%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$150	$149,637
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	8	7,851
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	4	3,878
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	2	1,979
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	30	29,927
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	35	34,368
DLL LLC 2018-1 A3†	3.10%		4/18/2022	100	100,399
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	100	97,931
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	93	92,699
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 C†	2.68%		6/20/2022	50	49,984
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	96	95,628
Massachusetts Educational Financing Authority 2008-1 A1	3.31% (3 Mo. LIBOR + .95%	)#	4/25/2038	155	155,991
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	64	64,721
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	100	100,924
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	99,238
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	90	88,873
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	100	100,217
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	100	100,517
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	39	39,563
Towd Point Asset Trust 2018-SL1 A†(a)	2.583% (1 Mo. LIBOR + .60%	)#	1/25/2046	100	99,598	(b)
Total					1,513,923
Total Asset-Backed Securities (cost $3,972,075)					3,954,577

CORPORATE BONDS 36.00%

Automotive 3.42%
Ford Motor Credit Co. LLC	8.125%		1/15/2020	100	107,693
General Motors Financial Co., Inc.	2.40%		5/9/2019	9	8,961
General Motors Financial Co., Inc.	3.15%		6/30/2022	23	22,451
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	45,578
General Motors Financial Co., Inc.	4.20%		3/1/2021	40	40,756
Hyundai Capital America†	2.40%		10/30/2018	25	24,949
Hyundai Capital America†	2.875%		8/9/2018	75	75,027
Total					325,415

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional 7.10%
Bank of America Corp.	2.328%	#(c)	10/1/2021	$7	$6,856
Bank of America Corp.	2.369%	#(c)	7/21/2021	4	3,929
BankAmerica Capital III	2.918% (3 Mo. LIBOR + .57%	)#	1/15/2027	25	25,006
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	80	93,136
Compass Bank	5.50%		4/1/2020	19	19,671
Credit Suisse AG	5.40%		1/14/2020	65	67,269
Goldman Sachs Group, Inc. (The)	2.625%		1/31/2019	50	50,024
Goldman Sachs Group, Inc. (The)	2.876%	#(c)	10/31/2022	11	10,734
HSBC USA, Inc.	9.30%		6/1/2021	27	31,131
Lloyds Bank plc (United Kingdom)†(d)	6.50%		9/14/2020	100	106,520
Macquarie Group Ltd. (Australia)†(d)	6.00%		1/14/2020	56	58,318
Macquarie Group Ltd. (Australia)†(d)	7.625%		8/13/2019	80	84,207
Santander UK Group Holdings plc (United Kingdom)(d)	3.125%		1/8/2021	80	79,323
Santander UK plc (United Kingdom)(d)	2.50%		3/14/2019	40	39,944
Total					676,068

Beverages 0.12%
Maple Escrow Subsidiary, Inc.†	4.057%		5/25/2023	11	11,076

Building Materials 0.41%
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%		12/30/2019	6	6,258
Johnson Controls International plc	5.00%		3/30/2020	5	5,183
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	8	8,037
Vulcan Materials Co.	2.725% (3 Mo. LIBOR + .60%	)#	6/15/2020	10	10,005
Vulcan Materials Co.	2.95% (3 Mo. LIBOR + .65%	)#	3/1/2021	10	10,017
Total					39,500

Business Services 0.03%
Equifax, Inc.	3.60%		8/15/2021	3	3,009

Chemicals 1.03%
Celanese US Holdings LLC	5.875%		6/15/2021	4	4,259
Yara International ASA (Norway)†(d)	7.875%		6/11/2019	90	93,941
Total					98,200

Computer Hardware 0.44%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	13	13,053
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	27	28,428
Total					41,481

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Software 0.17%
Activision Blizzard, Inc.†	6.125%		9/15/2023	$16	$16,654

Drugs 0.59%
CVS Health Corp.	3.125%		3/9/2020	8	8,014
CVS Health Corp.	3.35%		3/9/2021	20	20,052
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	1.70%		7/19/2019	29	28,339
Total					56,405

Electric: Power 5.00%
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%		5/1/2023	16	16,096
Dominion Energy, Inc.†	1.50%		9/30/2018	40	39,851
Dominion Energy, Inc.	2.50%		12/1/2019	60	59,565
Dominion Energy, Inc.	2.962%		7/1/2019	20	19,975
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	37	39,350
Emera US Finance LP	2.15%		6/15/2019	23	22,764
Entergy Corp.	5.125%		9/15/2020	75	77,825
Florida Power & Light Co.	2.643% (3 Mo. LIBOR + .28%	)#	11/6/2020	20	20,001
ITC Holdings Corp.†	5.50%		1/15/2020	30	31,009
NV Energy, Inc.	6.25%		11/15/2020	17	18,249
Pennsylvania Electric Co.	5.20%		4/1/2020	45	46,280
PNM Resources, Inc.	3.25%		3/9/2021	4	3,987
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%		5/1/2021	25	26,172
Puget Energy, Inc.	6.00%		9/1/2021	20	21,446
San Diego Gas & Electric Co.	1.914%		2/1/2022	20	19,514
SCANA Corp.	4.125%		2/1/2022	1	987
SCANA Corp.	4.75%		5/15/2021	4	4,044
SCANA Corp.	6.25%		4/1/2020	4	4,140
Sempra Energy	2.848% (3 Mo. LIBOR + .50%	)#	1/15/2021	5	5,007
Total					476,262

Electrical Equipment 0.21%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%		1/15/2020	10	9,889
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	8	7,590
Microchip Technology, Inc.†	3.922%		6/1/2021	3	3,017
Total					20,496

Electronics 0.55%
PerkinElmer, Inc.	5.00%		11/15/2021	50	52,431

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Financial Services 2.80%
Discover Financial Services	5.20%		4/27/2022		$65	$68,019
E*TRADE Financial Corp.	2.95%		8/24/2022		2	1,952
International Lease Finance Corp.	5.875%		4/1/2019		30	30,659
International Lease Finance Corp.	8.25%		12/15/2020		36	40,102
Jefferies Group LLC	8.50%		7/15/2019		101	106,882
Lazard Group LLC	4.25%		11/14/2020		19	19,442
Total						267,056

Health Care Products 0.90%
Becton Dickinson & Co.	2.944% (3 Mo. LIBOR + .88%	)#	12/29/2020		6	6,016
Life Technologies Corp.	5.00%		1/15/2021		28	29,047
Life Technologies Corp.	6.00%		3/1/2020		48	50,228
Total						85,291

Household Equipment/Products 0.10%
Newell Brands, Inc.	3.85%		4/1/2023		10	9,956

Insurance 0.68%
Liberty Mutual Group, Inc.†	5.00%		6/1/2021		15	15,659
Willis North America, Inc.	7.00%		9/29/2019		42	44,047
WR Berkley Corp.	5.375%		9/15/2020		5	5,233
Total						64,939

Machinery: Agricultural 0.28%
Bunge Ltd. Finance Corp.	8.50%		6/15/2019		25	26,345

Manufacturing 0.84%
General Electric Co.	5.50%		1/8/2020		77	80,060

Media 1.07%
NBCUniversal Enterprise, Inc.†	5.25%		–	(e)	100	102,250

Metals & Minerals: Miscellaneous 1.05%
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	9.75%		3/1/2022		6	6,303
Glencore Finance Canada Ltd. (Canada)†(d)	4.95%		11/15/2021		63	65,572
Glencore Funding LLC†	4.125%		5/30/2023		3	3,001
Goldcorp, Inc. (Canada)(d)	3.625%		6/9/2021		25	25,075
Total						99,951

Metals & Mining: Miscellaneous 0.10%
Southern Copper Corp. (Peru)(d)	5.375%		4/16/2020		9	9,382

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil 1.22%
Continental Resources, Inc.	4.50%		4/15/2023	$15	$15,282
Continental Resources, Inc.	5.00%		9/15/2022	46	46,751
Encana Corp. (Canada)(d)	6.50%		5/15/2019	17	17,515
Motiva Enterprises LLC†	5.75%		1/15/2020	20	20,718
Nexen Energy ULC (Canada)(d)	6.20%		7/30/2019	9	9,326
Phillips 66	2.919% (3 Mo. LIBOR + .60%	)#	2/26/2021	2	2,004
Pioneer Natural Resources Co.	7.50%		1/15/2020	4	4,276
Total					115,872

Oil: Crude Producers 5.92%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	52	54,275
Buckeye Partners LP	2.65%		11/15/2018	43	42,951
Buckeye Partners LP	5.50%		8/15/2019	25	25,690
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	4	3,993
Enbridge Energy Partners LP	4.20%		9/15/2021	25	25,313
Enbridge Energy Partners LP	9.875%		3/1/2019	21	22,070
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%		3/1/2022	50	53,157
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020	18	18,739
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	25	26,077
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	45	47,601
Magellan Midstream Partners LP	6.55%		7/15/2019	20	20,769
MPLX LP	5.50%		2/15/2023	31	31,737
Northern Natural Gas Co.†	4.25%		6/1/2021	25	25,530
Sabine Pass Liquefaction LLC	5.625%		2/1/2021	100	104,859
Spectra Energy Partners LP	4.60%		6/15/2021	20	20,613
Sunoco Logistics Partners Operations LP	4.40%		4/1/2021	5	5,101
Texas Eastern Transmission LP†	4.125%		12/1/2020	10	10,162
Western Gas Partners LP	2.60%		8/15/2018	25	24,987
Total					563,624

Real Estate Investment Trusts 1.80%
HCP, Inc.	5.375%		2/1/2021	25	26,148
Kilroy Realty LP	6.625%		6/1/2020	40	42,550
Liberty Property LP	4.75%		10/1/2020	25	25,786
Senior Housing Properties Trust	3.25%		5/1/2019	15	15,014
VEREIT Operating Partnership LP	3.00%		2/6/2019	62	62,024
Total					171,522

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications 0.17%
Vodafone Group plc (United Kingdom)(d)	3.308% (3 Mo. LIBOR + .99%	)#	1/16/2024	$7	$6,986
Vodafone Group plc (United Kingdom)(d)	3.75%		1/16/2024	9	8,963
Total					15,949
Total Corporate Bonds (cost $3,450,017)					3,429,194

FLOATING RATE LOANS(f) 0.24%

Beverages 0.08%
Keurig Green Mountain, Inc. 2017 Term Loan A	3.06% (1 Wk. LIBOR + 1.25%	)	3/3/2021	8	7,815

Computer Hardware 0.12%
Dell International LLC Replacement Term Loan A3	3.49% (1 Mo. LIBOR + 1.50%	)	12/31/2018	11	10,787

Investment Management Companies 0.04%
RPI Finance Trust Term Loan A4	3.802% (2 Mo. LIBOR + 1.50%	)	5/4/2022	4	3,885
Total Floating Rate Loans (cost $22,484)					22,487

FOREIGN GOVERNMENT OBLIGATIONS(d) 2.62%

Canada 0.57%
Province of Ontario Canada	2.20%		10/3/2022	56	54,008

Iraq 2.05%
Iraq Government AID Bond	2.149%		1/18/2022	200	195,697
Total Foreign Government Obligations (cost $254,896)					249,705

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.86%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(g)	1/16/2048	18	17,226
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,710
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	21	20,233
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	15	14,199
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	14	13,898
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,751
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,770
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $84,350)					81,787

MUNICIPAL BOND 0.06%

Miscellaneous
Illinois (cost $6,016)	4.95%		6/1/2023	6	6,176

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.07%
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.769%	#(g)	1/15/2033	$10	$10,006
BBCMS Mortgage Trust 2017-GLKS B†	3.119% (1 Mo. LIBOR + 1.20%	)#	11/15/2034	20	20,036
BBCMS Mortgage Trust 2017-GLKS C†	3.319% (1 Mo. LIBOR + 1.40%	)#	11/15/2034	20	20,022
BX Commercial Mortgage Trust 2018-BIOA A†	2.59%	#(g)	3/15/2037	45	45,061
BX Trust 2017-APPL D†	3.969% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	14	13,646
BX Trust 2017-SLCT C†	3.319% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	35	35,099
BX Trust 2017-SLCT D†	3.969% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	15	15,061
BX Trust 2018-GW A†	2.70%	#(g)	5/15/2035	24	24,049
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	85	85,657
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	77	77,638
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	50	50,740
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(g)	10/15/2034	10	10,132
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(g)	10/15/2034	1,000	16,904
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	79,880
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,892
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5	5,019
Commercial Mortgage Pass-Through Certificates 2013-CR8 A4	3.334%		6/10/2046	50	50,090
Great Wolf Trust 2017-WOLF D†	4.169% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	30	30,169
Hilton Orlando Trust 2018-ORL A†	2.689% (1 Mo. LIBOR + .77%	)#	12/15/2034	28	28,070
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,429
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	40	39,379
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	24	23,753
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(g)	10/5/2031	24	23,701
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	4.059% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	34	34,036
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.178% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	35	35,125
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.878% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	20	20,110
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	7	6,684

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(g)	4/20/2048	$22	$22,183
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	1	1,478
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	41,387
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	95	92,125
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,131
Motel 6 Trust 2017-MTL6 C†	3.319% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	10	9,818
Motel 6 Trust 2017-MTL6 D†	4.069% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	22	21,660
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	54	51,665
MSCG Trust 2016-SNR A†	3.348%	#(g)	11/15/2034	25	24,382
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	25	24,838
Stonemont Portfolio Trust 2017-MONT D†	3.998% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	20	20,025
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,062
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	9,903
West Town Mall Trust 2017-KNOX C†	4.346%	#(g)	7/5/2030	15	14,833
West Town Mall Trust 2017-KNOX D†	4.346%	#(g)	7/5/2030	15	14,480
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(g)	2/15/2044	39	40,684
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	9,831
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.759%	#(g)	6/15/2045	25	25,681
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	24,505
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	20	19,579
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,349,549)					1,340,638

U.S. TREASURY OBLIGATIONS 1.25%
U.S. Treasury Note	1.875%		4/30/2022	24	23,321
U.S. Treasury Note	2.75%		5/31/2023	95	95,287
Total U.S. Treasury Obligations (cost $119,344)					118,608
Total Long-Term Investments (cost $9,258,731)					9,203,172

SHORT-TERM INVESTMENTS 4.62%

CORPORATE BONDS 2.75%

Automotive 0.16%
Nissan Motor Acceptance Corp.†	2.65%		9/26/2018	15	15,006

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 0.80%
Santander Holdings USA, Inc.	2.70%		5/24/2019	$77	$76,629

Business Services 0.16%
Total System Services, Inc.	2.375%		6/1/2018	15	15,000

Computer Hardware 0.11%
HP, Inc.	3.288% (3 Mo. LIBOR + .94%	)#	1/14/2019	10	10,025

Electric: Power 0.02%
South Carolina Electric & Gas Co.	6.50%		11/1/2018	2	2,030

Financial Services 0.26%
International Lease Finance Corp.	7.125%		9/1/2018	10	10,100
International Lease Finance Corp.†	7.125%		9/1/2018	15	15,151
Total					25,251

Manufacturing 0.11%
Pentair Finance Sarl (Luxembourg)(d)	2.90%		9/15/2018	10	10,017

Metals & Minerals: Miscellaneous 0.30%
Glencore Funding LLC†	2.50%		1/15/2019	2	1,998
Glencore Funding LLC†	3.125%		4/29/2019	27	26,977
Total					28,975

Oil 0.22%
Anadarko Petroleum Corp.	8.70%		3/15/2019	20	20,866

Oil: Crude Producers 0.61%
Kinder Morgan Energy Partners LP	2.65%		2/1/2019	1	997
Kinder Morgan, Inc.	7.25%		6/1/2018	5	5,000
ONEOK Partners LP	8.625%		3/1/2019	50	52,086
Total					58,083
Total Corporate Bonds (cost $262,022)					261,882

REPURCHASE AGREEMENT 1.87%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $190,000 of U.S. Treasury Note at 1.625% due 8/31/2022; value: $183,060; proceeds: $177,653 (cost $177,649)				178	177,649
Total Short-Term Investments (cost $439,671)					439,531
Total Investments in Securities 101.23% (cost $9,698,402)					9,642,703
Liabilities in Excess of Other Assets(h) (1.23%)					(116,874)
Net Assets 100.00%					$9,525,829

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2018.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Credit Default Swaps on Indexes – Sell Protection at May 31, 2018(1):

								Credit
								Default
								Swap
								Agreements
		Fund						Receivable
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	(Payable) at
Index*	Counterparty	(quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	$160,000	$161,991	$(1,305)	$3,296	$1,991
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	78,000	77,149	(4,163)	3,312	(851)
						$(5,468)	$6,608	$1,140

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,608. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2018	4	Long	$848,057	$848,938	$881
U.S. 5-Year Treasury Note	September 2018	2	Short	(228,364)	(227,781)	583
Total Unrealized Appreciation on Open Futures Contracts						$1,464

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$1,414,325	$99,598	$1,513,923
Remaining Industries	–	2,440,654	–	2,440,654
Corporate Bonds	–	3,429,194	–	3,429,194
Floating Rate Loans	–	22,487	–	22,487
Foreign Government Obligations	–	249,705	–	249,705
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	81,787	–	81,787
Municipal Bond	–	6,176	–	6,176
Non-Agency Commercial
Mortgage-Backed Securities	–	1,340,638	–	1,340,638
U.S. Treasury Obligations	–	118,608	–	118,608
Short-Term Investments
Corporate Bonds	–	261,882	–	261,882
Repurchase Agreement	–	177,649	–	177,649
Total	$–	$9,543,105	$99,598	$9,642,703
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$1,991	$–	$1,991
Liabilities	–	(851)	–	(851)
Futures Contracts
Assets	1,464	–	–	1,464
Liabilities	–	–	–	–
Total	$1,464	$1,140	$–	$2,604

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed
Investment Type	Securities
Balance as of December 1, 2017	$119,983
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	99,598
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(119,983)
Balance as of May 31, 2018	$99,598
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.82%

ASSET-BACKED SECURITIES 25.85%

Automobiles 10.13%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$42,170	$42,218,888
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	2,728	2,724,353
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	6,240	6,303,136
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,478	2,477,899
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	34,073	33,865,507
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	23,902,164
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	5,218	5,212,386
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	10,985	10,962,048
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,375,683
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	48,900,029
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	30,776	30,640,834
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,262,494
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	71,384	70,460,070
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,093,069
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	11,611	11,557,975
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%	2/20/2020	20,660	20,676,569
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%	7/20/2020	36,257	36,130,398
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	11,729	11,589,165
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	71,411	70,311,599
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	17,884,546
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	12,222	12,157,237

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	$27,995	$27,903,767
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	308	308,092
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	31,505	31,494,131
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,228,753
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	12,003	11,990,532
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	7,975,711
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	7,647	7,629,174
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	21,760,436
California Republic Auto Receivables Trust 2017-1 A2	1.55%	11/15/2019	3,652	3,649,599
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	10,110	10,111,746
Capital Auto Receivables Asset Trust 2014-3 E	3.94%	4/20/2023	8,400	8,434,495
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	66,838,860
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,089,018
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,836,770
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,243,612
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	12,190	12,133,510
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,389,296
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	16,385	16,344,473
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	26,077	25,846,693
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,784,545
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	39,741	39,609,796
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	20,450	20,209,471
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,232,737
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,104,518
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	44,792	44,407,424
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	45,167	44,066,529
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	5,000	4,992,956
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	23,723	23,417,341
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	17,967,101
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	68,284	67,990,216
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	125,334	123,578,948

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	$37,114	$36,404,525
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,697,004
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,606,504
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	91,078	89,847,700
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	17,259	17,212,826
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	70,804	70,437,397
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	50,914	50,414,857
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	110,776	109,385,289
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	108,802	107,605,929
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	5,198	5,195,189
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,873,752
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	28,582	28,517,691
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	72	72,149
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,594,841
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	16,250	16,185,961
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	8,261	8,195,290
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,320,871
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	5,431	5,377,206
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	8,036	7,963,495
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	15,918	15,914,557
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	11,465	11,463,136
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	12,992,767
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	7,365	7,375,273
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	716	716,587
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,920,017
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	32,350	32,907,277
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	10,874	10,889,863
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	23,942	23,995,947
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	42,327,532
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	27,754	27,813,226
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,705	64,939,832
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	12,112	12,104,939
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	63,065	63,172,438
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,452,648
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,410	3,443,472
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	28,162	28,100,207
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	32,160	32,090,859
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	137,019	136,146,734

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	$14,904	$15,159,529
Drive Auto Receivables Trust 2017-BA B†	2.20%		5/15/2020	19,459	19,470,718
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	44,046	44,063,583
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	35,827	36,085,900
Exeter Automobile Receivables Trust 2014-3A D†	5.69%		4/15/2021	8,720	8,912,750
Exeter Automobile Receivables Trust 2017-3A A†	2.05%		12/15/2021	35,577	35,392,414
Exeter Automobile Receivables Trust 2017-3A B†	2.81%		9/15/2022	37,187	36,818,547
Fifth Third Auto Trust 2017-1 A4	2.03%		7/15/2024	28,165	27,508,313
First Investors Auto Owner Trust 2017-1A A1†	1.69%		4/15/2021	10,598	10,555,926
First Investors Auto Owner Trust 2017-3A A1†	2.00%		3/15/2022	28,993	28,813,809
First Investors Auto Owner Trust 2018-1A B†	3.51%		5/15/2023	8,540	8,539,523
Flagship Credit Auto Trust 2015-2 A†	1.98%		10/15/2020	4,271	4,265,891
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	3,484	3,482,042
Flagship Credit Auto Trust 2016-2 A2†	3.05%		8/16/2021	46,238	46,309,692
Flagship Credit Auto Trust 2016-4 A2†	1.96%		2/16/2021	4,610	4,594,862
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	33,152	32,939,946
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	24,950	24,695,243
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	45,221	44,877,957
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	10,755	10,737,797
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	8,257	7,945,595
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%		11/15/2025	5,502	5,482,103
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	6,842	6,834,711
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	67,060	66,694,380
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.819% (1 Mo. LIBOR + .90%	)#	3/15/2021	14,807	14,919,832
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	17,194	17,078,587
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%		12/16/2019	12,253	12,224,020
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	55,811	55,756,958
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	56,589	56,574,128
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	33,962	33,737,054
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	37,580	37,237,579
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	1,151	1,149,897
Santander Drive Auto Receivables Trust 2013-5 D	2.73%		10/15/2019	1,430	1,430,003
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%		7/15/2021	27,800	27,891,167
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%		9/15/2021	24,555	24,668,326
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	1,149	1,149,498
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	41,595	42,094,676

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	$10,277	$10,275,772
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	6,305	6,326,547
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	27,180	27,183,248
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	28,059	28,105,571
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	28,059	28,273,438
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	18,954	19,219,728
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	18,434	18,401,245
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%		8/17/2020	14,688	14,667,497
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	21,825	21,736,366
Santander Drive Auto Receivables Trust 2017-1 D	3.17%		4/17/2023	9,536	9,523,198
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	46,296	46,065,562
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	59,001	58,759,792
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	68,340	68,483,213
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	15,068	14,953,661
Santander Drive Auto Receivables Trust 2018-1 C	2.96%		3/15/2024	37,842	37,561,882
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	12,815	12,787,702
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	4,862	4,834,268
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	10,457	10,435,371
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	6,591	6,617,662
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	52,575	51,968,963
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	5,943	5,756,431
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	41,586	41,179,647
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	18,583	18,494,725
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	29,100	28,834,532
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	9,440	9,439,671
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	5,684	5,669,732
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	14,251	14,197,797
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	50,349	50,182,044
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	52,524	52,181,092
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	26,916	26,627,089
Total					4,073,788,488

Credit Cards 6.73%
American Express Credit Account Master Trust 2013-1 A	2.339% (1 Mo. LIBOR + .42%	)#	2/16/2021	16,050	16,057,136
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	120,724	118,540,924
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	93,148	90,803,157

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	$186,581	$182,801,373
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	35,395	34,940,627
Barclays Dryrock Issuance Trust 2017-1 A	2.249% (1 Mo. LIBOR + .33%	)#	3/15/2023	101,590	101,978,399
Barclays Dryrock Issuance Trust 2017-2 A	2.219% (1 Mo. LIBOR + .30%	)#	5/15/2023	168,102	168,428,958
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	35,837	35,805,127
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	21,658	21,302,670
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	187,816	184,314,697
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	98,364	95,358,980
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	14,915	14,731,000
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	19,161	18,927,899
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	139,844	136,785,752
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,418,142
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	107,179	105,389,550
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	125,489	123,214,612
First National Master Note Trust 2017-2 A	2.359% (1 Mo. LIBOR + .44%	)#	10/16/2023	123,149	123,325,288
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	114,501	113,534,737
Master Credit Card Trust II Series 2018-1A A†	2.443% (1 Mo. LIBOR + .49%	)#	7/22/2024	44,390	44,403,872
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	18,713	18,559,965
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	9,594	9,504,400
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	28,252	28,142,275
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	134,727	131,756,175
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	42,021,858
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	74,152	72,828,565
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	33,423	32,862,755
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	95,747	93,494,054
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	35,863,456
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	12,912	12,959,852
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	7,680	7,647,214
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	37,818	37,336,860
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	191,116,951
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	7,444	7,332,688

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	$116,291	$114,440,333
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	101,152	100,290,944
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	34,320	33,767,084
Total					2,709,988,329

Home Equity 0.01%
Meritage Mortgage Loan Trust 2004-2 M3	2.935% (1 Mo. LIBOR + 0.98%	)#	1/25/2035	3,210	3,171,682

Other 8.98%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	21,670	21,562,749
Allegro CLO IV Ltd. 2016-1A†	3.748% (3 Mo. LIBOR + 1.40%	)#	1/15/2029	21,328	21,400,891
Ammc CLO 19 Ltd. 2016-19A A†	3.848% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	21,700	21,789,128
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.409% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	34,008	34,156,210
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.409% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	42,636	42,652,846
Apollo Credit Funding IV Ltd. 4A A1†	3.818% (3 Mo. LIBOR + 1.47%	)#	4/15/2027	16,500	16,527,822
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	2.909% (1 Mo. LIBOR + .99%	)#	12/15/2027	47,836	47,744,385
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	3.219% (1 Mo. LIBOR + 1.30%	)#	4/15/2027	18,057	18,166,826
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	2.909% (1 Mo. LIBOR + .99%	)#	8/15/2027	18,704	18,693,799
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†(a)	3.059% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	35,293	35,304,382
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.375% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	46,550	46,678,580
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	3,595	3,591,042
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	23,403	23,215,137
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15,436	15,276,474
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	16,270	16,167,780

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Avery Point V CLO Ltd. 2014-5A AR†	3.333% (3 Mo. LIBOR + .98%	)#	7/17/2026	$15,894	$15,926,411
Avery Point VII CLO Ltd. 2015-7A A1†	3.848% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	23,500	23,612,123
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	21,289	21,228,225
Birchwood Park CLO Ltd. 2014-1A AR†	3.528% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	44,750	44,786,726
BlueMountain CLO Ltd. 2014-4A A1R†	3.334% (3 Mo. LIBOR + 1.35%	)#	11/30/2026	44,100	44,194,458
Bowman Park CLO Ltd. 2014-1A AR†	3.51% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	55,500	55,570,507
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.245% (3 Mo. LIBOR + .89%	)#	1/18/2029	34,850	34,832,498
Carlyle Global Market Strategies CLO Ltd. 2014-3A A1AR†	3.516% (3 Mo. LIBOR + 1.15%	)#	7/27/2026	10,000	10,009,059
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	3.548% (3 Mo. LIBOR + 1.20%	)#	10/15/2026	52,600	52,636,820
Cavalry CLO IV Ltd. 2014-4A B1R†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	8,467	8,476,319
Cavalry CLO IV Ltd. 2014-4A B2R†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	9,000	9,009,905
Cent CLO Ltd. 2013-19A A1A†	3.689% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	17,849	17,881,186
CIFC Funding V Ltd. 2014-5A A1R†	3.753% (3 Mo. LIBOR + 1.40%	)#	1/17/2027	18,750	18,762,098
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	35,880,307
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	20,563	20,488,316
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	3,303	3,296,918
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	6,570	6,549,218
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	8,785	8,770,593
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	11,474	11,420,895
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	15,333	15,253,711
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	6,216	6,146,643
DLL LLC 2018-1 A2†	2.81%		11/17/2020	14,900	14,915,399
DLL LLC 2018-1 A3†	3.10%		4/18/2022	107,668	108,096,992
DLL LLC 2018-1 A4†	3.27%		4/17/2026	64,285	64,587,410
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	7,754	7,752,541
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	36,871	36,719,084
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	32,196	31,774,352
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	3,848	3,853,131

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Dryden 30 Senior Loan Fund 2013-30A AR†	3.163% (3 Mo. LIBOR + .82%	)#	11/15/2028	$94,976	$94,793,428
Dryden 34 Senior Loan Fund 2014-34A A1R†	2.88% (3 Mo. LIBOR 1.16%	)#	10/15/2026	35,447	35,446,904
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2027	36,320	36,211,040
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	5,928	5,907,587
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	21,789	21,553,893
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	45,145	45,080,867
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	74,609	73,433,975
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.729% (3 Mo. LIBOR + 1.37%	)#	10/29/2026	48,850	48,928,282
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%		6/20/2019	8,541	8,521,518
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.469% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	51,810	52,285,745
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.669% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	5,711	5,760,587
Jamestown CLO VII Ltd. 2015-7A A1R†	3.19% (3 Mo. LIBOR + .83%	)#	7/25/2027	44,247	44,029,292
Jamestown CLO VII Ltd. 2015-7A A2R†	3.66% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	35,299	35,102,752
Jefferson Mill CLO Ltd. 2015-1A A1†	3.859% (3 Mo. LIBOR + 1.50%	)#	7/20/2027	27,000	27,031,898
JFIN CLO Ltd. 2014-1A B1R†	3.809% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	9,500	9,515,317
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	12,882	12,821,802
Magnetite VII Ltd. 2012-7A A1R2†	3.148% (3 Mo. LIBOR + .80%	)#	1/15/2028	103,715	103,610,466
Magnetite XVIII Ltd. 2016-18A A†	3.743% (3 Mo. LIBOR + 1.40%	)#	11/15/2028	14,920	14,972,220
Mercedes-Benz Master Owner Trust 2016-BA A†	2.619% (1 Mo. LIBOR + .70%	)#	5/17/2021	27,100	27,241,747
Mountain Hawk II CLO Ltd. 2013-2A A1†	3.519% (3 Mo. LIBOR + 1.16%	)#	7/22/2024	6,766	6,773,159
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.555% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	76,450	76,548,093
Mountain View CLO Ltd. 2015-9A A1A†	3.808% (3 Mo. LIBOR + 1.46%	)#	7/15/2027	21,250	21,261,938

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Mountain View CLO X Ltd. 2015-10A AR†	3.162% (3 Mo. LIBOR + .82%	)#	10/13/2027	$61,081	$61,022,075
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	11,329	11,080,540
Navient Student Loan Trust 2018-1A A1†	2.15% (1 Mo. LIBOR + .19%	)#	3/25/2067	11,876	11,873,683
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	34,216	33,923,953
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	69,638,126
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,350,860
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	2.343% (1 Mo. LIBOR + .36%	)#	2/1/2041	9,841	9,794,843
Oaktree CLO Ltd. 2015-1A A1R†	3.229% (3 Mo. LIBOR + .87%	)#	10/20/2027	29,033	29,041,248
OCP CLO Ltd. 2015-10A A2AR†	3.662% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	24,351	24,353,932
OCP CLO Ltd. 2015-9A A2R†	3.698% (3 Mo. LIBOR + 1.35%	)#	7/15/2027	25,719	25,751,030
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.705% (3 Mo. LIBOR + 1.35%	)#	11/14/2026	118,079	118,332,457
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	52,332	52,514,965
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	8,287	8,295,046
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	36,598	36,936,261
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	4,007	4,038,848
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,882,622
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823% (3 Mo. LIBOR + .60%	)#	4/15/2026	89,955	89,975,330
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.273% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	29,189	29,123,351
Parallel Ltd. 2015-1A AR†	3.209% (3 Mo. LIBOR + .85%	)#	7/20/2027	73,583	73,783,219
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,067,610
PFS Financing Corp. 2018-A A†	2.319% (1 Mo. LIBOR + .40%	)#	2/15/2022	20,037	20,041,039
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	79,650,083
Recette CLO Ltd. 2015-1A AR†	3.279% (3 Mo. LIBOR + .92%	)#	10/20/2027	8,750	8,752,344
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	31,415	30,954,311
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	84,423	84,605,776
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	94,412	94,900,299
Seneca Park CLO Ltd. 2014-1A AR†	3.473% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	23,650	23,665,413

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
SLM Private Education Loan Trust 2010-A 2A†	5.169% (1 Mo. LIBOR + 3.25%	)#	5/16/2044		$16,080	$16,444,944
SLM Student Loan Trust 2011-1 A1	2.48% (1 Mo. LIBOR + .52%	)#	3/25/2026		5,813	5,830,355
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025		4,289	4,290,240
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040		40,178	39,901,312
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040		22,217	22,032,670
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040		77,900	76,988,156
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041		31,870	31,613,104
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042		53,837	53,506,417
Sound Point CLO IX Ltd. 2015-2A AR†	3.239% (3 Mo. LIBOR + .88%	)#	7/20/2027		13,272	13,286,846
Sound Point CLO XI Ltd. 2016-1A A†	4.009% (3 Mo. LIBOR + 1.65%	)#	7/20/2028		49,000	49,206,212
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024		5,533	5,532,756
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046		28,509	28,626,745
Thacher Park CLO Ltd. 2014-1A AR†	3.519% (3 Mo. LIBOR + 1.16%	)#	10/20/2026		62,950	62,962,546
Towd Point Asset Trust 2018-SL1 A†(a)	2.583% (1 Mo. LIBOR + .60%	)#	1/25/2046		85,276	84,933,037	(b)
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.598% (1 Mo. LIBOR + .65%	)#	1/20/2022		14,610	14,693,596
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026		7,153	7,117,832
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026		2,674	2,671,437
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027		2,066	2,057,729
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027		3,640	3,624,560
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028		27,716	27,670,631
WhiteHorse VIII Ltd. 2014-1A BR†	3.808% (3 Mo. LIBOR + 1.45%	)#	5/1/2026		55,578	55,623,007
Total						3,611,155,802
Total Asset-Backed Securities (cost $10,459,677,728)						10,398,104,301

				Shares (000)
COMMON STOCKS 0.10%

Electric: Power 0.00%
Eneva SA*(c)				BRL	52	181,613

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
OIL 0.10%
Chaparral Energy, Inc. Class A*				1,577	$32,326,799
Chaparral Energy, Inc. Class B*				329	6,746,550
Dommo Energia SA*(c)			BRL	5,487	2,439,076
Dommo Energia SA ADR				5	217,147
Templar Energy LLC Class A Units				178	148,779
Total					41,878,351
Total Common Stocks (cost $59,530,103)					42,059,964

			Principal Amount (000)
CONVERTIBLE BONDS 0.35%

Electric: Power 0.07%
NRG Yield, Inc.†	3.25%	6/1/2020		$28,794	28,667,537

Energy Equipment & Services 0.01%
Tesla Energy Operations, Inc.	1.625%	11/1/2019		6,257	5,794,864

Real Estate Investment Trusts 0.27%
VEREIT, Inc.	3.00%	8/1/2018		77,622	77,672,998
VEREIT, Inc.	3.75%	12/15/2020		29,318	29,659,965
Total					107,332,963
Total Convertible Bonds (cost $142,051,095)					141,795,364

CORPORATE BONDS 38.08%

Aerospace/Defense 0.51%
Bombardier, Inc. (Canada)†(d)	6.125%	1/15/2023		43,997	44,051,996
Bombardier, Inc. (Canada)†(d)	7.50%	12/1/2024		9,197	9,610,865
Bombardier, Inc. (Canada)†(d)	8.75%	12/1/2021		62,307	69,472,305
Embraer Overseas Ltd.†	5.696%	9/16/2023		21,598	22,489,134
Embraer SA (Brazil)(d)	5.15%	6/15/2022		922	949,199
KLX, Inc.†	5.875%	12/1/2022		27,053	28,371,834
L3 Technologies, Inc.	4.95%	2/15/2021		3,507	3,635,060
Orbital ATK, Inc.	5.50%	10/1/2023		24,617	25,724,765
Total					204,305,158

Air Transportation 0.25%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024		10,603	10,400,008

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	$6,485	$6,603,274
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	5,691	5,911,005
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	8,970	9,205,628
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	30,247	30,799,412
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	18,585	18,556,334
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	3,646	3,763,989
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	6,777	6,851,866
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	8,348	8,841,722
Total				100,933,238

Auto Parts: Original Equipment 0.28%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	50,417	52,055,552
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	18,774	19,384,155
TI Group Automotive Systems LLC (United Kingdom)†(d)	8.75%	7/15/2023	17,268	18,066,645
ZF North America Capital, Inc.†	4.00%	4/29/2020	21,215	21,374,113
Total				110,880,465

Automotive 1.78%
Daimler Finance North America LLC†	2.45%	5/18/2020	13,602	13,447,489
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	16,765	17,938,550
Fiat Chrysler Automobiles NV (United Kingdom)(d)	5.25%	4/15/2023	7,400	7,474,000
Ford Motor Credit Co. LLC	2.24%	6/15/2018	32,623	32,600,199
Ford Motor Credit Co. LLC	2.979%	8/3/2022	22,750	21,991,768
Ford Motor Credit Co. LLC	3.339%	3/28/2022	58,704	57,835,754
Ford Motor Credit Co. LLC	5.875%	8/2/2021	52,163	55,570,266
Ford Motor Credit Co. LLC	8.125%	1/15/2020	116,473	125,433,420
General Motors Financial Co., Inc.	2.40%	5/9/2019	27,049	26,931,497
General Motors Financial Co., Inc.	3.15%	6/30/2022	71,100	69,402,131
General Motors Financial Co., Inc.	3.20%	7/13/2020	14,057	14,044,685
General Motors Financial Co., Inc.	3.20%	7/6/2021	37,649	37,303,435
General Motors Financial Co., Inc.	4.20%	3/1/2021	56,815	57,888,693
General Motors Financial Co., Inc.	4.375%	9/25/2021	49,365	50,586,802
Hyundai Capital America†	1.75%	9/27/2019	32,216	31,600,479
Hyundai Capital America†	2.00%	7/1/2019	3,760	3,707,637

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Hyundai Capital America†	2.50%		3/18/2019	$15,873	$15,791,899
Hyundai Capital America†	3.25%		9/20/2022	23,225	22,710,986
Hyundai Capital America†	3.45%		3/12/2021	8,901	8,868,399
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%		8/29/2022	47,447	45,860,418
Total					716,988,507

Banks: Regional 8.25%
ABN AMRO Bank NV (Netherlands)†(d)	1.80%		6/4/2018	16,837	16,837,000
ABN AMRO Bank NV (Netherlands)†(d)	1.80%		9/20/2019	47,900	47,232,609
ABN AMRO Bank NV (Netherlands)†(d)	2.10%		1/18/2019	37,572	37,460,111
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	64,981	70,206,057
Akbank Turk AS (Turkey)†(d)	5.00%		10/24/2022	20,000	19,158,520
Associated Banc-Corp.	2.75%		11/15/2019	14,409	14,339,672
Banco Bilbao Vizcaya Argentaria SA (Spain)(d)	3.00%		10/20/2020	9,390	9,325,887
Banco de Credito del Peru (Panama)†(d)	2.25%		10/25/2019	4,200	4,147,500
Banco Santander SA (Spain)(d)	3.125%		2/23/2023	29,600	28,233,643
Banco Santander SA (Spain)(d)	3.848%		4/12/2023	22,600	22,242,463
Bangkok Bank PCL (Hong Kong)†(d)	3.30%		10/3/2018	11,000	11,012,892
Bank of America Corp.	2.328%	#(e)	10/1/2021	44,078	43,171,825
Bank of America Corp.	2.369%	#(e)	7/21/2021	27,991	27,491,426
Bank of America Corp.	3.004%	#(e)	12/20/2023	121,599	118,102,028
Bank of America Corp.	5.49%		3/15/2019	73,252	74,751,930
Bank of China Hong Kong Ltd. (Hong Kong)†(d)	5.55%		2/11/2020	1,204	1,242,428
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	64,766	75,400,852
Barclays plc (United Kingdom)(d)	2.75%		11/8/2019	19,368	19,272,438
BNP Paribas SA (France)†(d)	3.50%		3/1/2023	46,106	45,300,644
Capital One NA	3.471% (3 Mo. LIBOR + 1.15%	)#	8/17/2018	3,700	3,705,107
CIT Group, Inc.	3.875%		2/19/2019	3,295	3,310,972
CIT Group, Inc.	4.125%		3/9/2021	18,321	18,366,802
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%)	#(e)	7/24/2023	46,599	45,094,351
Citigroup, Inc.	2.90%		12/8/2021	19,680	19,359,655
Citigroup, Inc.	3.056% (3 Mo. LIBOR + .69%	)#	10/27/2022	44,181	44,127,569
Citigroup, Inc.	3.32% (3 Mo. LIBOR + .96%	)#	4/25/2022	26,000	26,270,195
Citigroup, Inc.	4.05%		7/30/2022	30,148	30,582,922
Citigroup, Inc.	8.50%		5/22/2019	20,811	21,927,887
Citizens Financial Group, Inc.†	4.15%		9/28/2022	2,753	2,774,315
Compass Bank	2.75%		9/29/2019	22,590	22,472,721
Credit Suisse AG	5.40%		1/14/2020	25,975	26,881,882

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(d)	3.125%		12/10/2020	$44,266	$44,055,586
Discover Bank	3.10%		6/4/2020	1,250	1,245,832
Discover Bank	3.35%		2/6/2023	16,429	16,133,998
Discover Bank	7.00%		4/15/2020	56,305	59,674,648
Discover Bank	8.70%		11/18/2019	24,607	26,380,671
Fifth Third Bancorp	4.50%		6/1/2018	6,596	6,596,000
Goldman Sachs Group, Inc. (The)	2.876%	#(e)	10/31/2022	69,717	68,029,964
Goldman Sachs Group, Inc. (The)	2.908%	#(e)	6/5/2023	51,426	49,849,758
Goldman Sachs Group, Inc. (The)	3.472% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	53,568	54,203,852
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	30,539,720
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	43,678	45,403,396
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	19,431,520
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	58,885	62,265,448
HSBC Bank USA NA	4.875%		8/24/2020	42,819	44,403,403
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,171	20,828,904
Industrial & Commercial Bank of China Ltd.	3.113% (3 Mo. LIBOR + .75%	)#	11/8/2020	23,179	23,207,699
ING Bank NV (Netherlands)†(d)	2.45%		3/16/2020	8,472	8,366,709
ING Bank NV (Netherlands)(d)	4.125%	#(e)	11/21/2023	45,902	46,135,090
ING Bank NV (Netherlands)†(d)	5.80%		9/25/2023	18,400	19,667,141
Intesa Sanpaolo SpA (Italy)†(d)	3.125%		7/14/2022	21,382	19,990,306
Intesa Sanpaolo SpA (Italy)†(d)	3.375%		1/12/2023	18,204	17,065,789
Intesa Sanpaolo SpA (Italy)(d)	3.875%		1/15/2019	121,832	122,009,752
Intesa Sanpaolo SpA (Italy)†(d)	6.50%		2/24/2021	77,183	81,041,618
Lloyds Bank plc (United Kingdom)†(d)	6.50%		9/14/2020	63,110	67,224,600
Macquarie Group Ltd. (Australia)†(d)	4.15%	#(e)	3/27/2024	45,822	45,661,935
Macquarie Group Ltd. (Australia)†(d)	6.00%		1/14/2020	23,234	24,195,968
Macquarie Group Ltd. (Australia)†(d)	7.625%		8/13/2019	15,062	15,854,023
Manufacturers & Traders Trust Co.	2.94% (3 Mo. LIBOR + .64%	)#	12/1/2021	15,000	14,972,982
Manufacturers & Traders Trust Co.	3.183% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	12,384	12,390,626
Morgan Stanley	3.155% (3 Mo. LIBOR + .80%	)#	2/14/2020	46,830	47,001,529
Morgan Stanley	3.539% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	47,070	47,804,505
Morgan Stanley	4.875%		11/1/2022	29,889	31,191,102
Morgan Stanley	5.50%		7/24/2020	30,665	32,162,497
Morgan Stanley	5.625%		9/23/2019	41,508	42,984,093

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Morgan Stanley	7.30%		5/13/2019	$67,100	$69,867,307
National Savings Bank (Sri Lanka)†(d)	8.875%		9/18/2018	37,833	38,186,739
NBK SPC Ltd. (United Arab Emirates)†(d)	2.75%		5/30/2022	32,710	31,266,508
Nordea Bank AB (Sweden)†(d)	4.875%		5/13/2021	62,259	64,355,579
Popular, Inc.	7.00%		7/1/2019	17,102	17,529,550
QNB Finansbank AS (Turkey)†(d)	6.25%		4/30/2019	19,403	19,558,515
Regions Bank	2.25%		9/14/2018	6,526	6,519,508
Royal Bank of Scotland Group plc (United Kingdom)(d)	3.498% (3 Mo. LIBOR + 1.48%	)#(e)	5/15/2023	51,464	50,212,809
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	14,683	15,548,717
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.40%		10/21/2019	24,148	25,171,700
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%		10/16/2020	11,005	10,908,255
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%		8/5/2021	82,151	80,346,389
Santander UK Group Holdings plc (United Kingdom)(d)	3.373%	#(e)	1/5/2024	36,966	35,905,430
Santander UK Group Holdings plc (United Kingdom)(d)	3.571%		1/10/2023	24,491	23,921,193
Santander UK plc (United Kingdom)(d)	2.00%		8/24/2018	15,190	15,177,652
Santander UK plc (United Kingdom)(d)	2.50%		3/14/2019	83,538	83,420,522
Santander UK plc (United Kingdom)(d)	3.05%		8/23/2018	23,292	23,327,332
Sberbank of Russia Via SB Capital SA (Luxembourg)(d)	4.15%		3/6/2019	90,911	91,024,184
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%		6/24/2020	29,122	30,421,074
SVB Financial Group	5.375%		9/15/2020	6,523	6,840,848
Turkiye Halk Bankasi AS (Turkey)†(d)	3.875%		2/5/2020	14,107	12,929,517
Turkiye Halk Bankasi AS (Turkey)†(d)	4.75%		6/4/2019	32,806	31,666,287
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022	23,009	21,308,129
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023	28,476	26,131,542
UBS AG	7.625%		8/17/2022	34,276	38,217,740
UBS AG (United Kingdom)†(d)	2.45%		12/1/2020	45,415	44,602,208
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.65%		2/1/2022	51,737	49,973,526
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.859%	#(e)	8/15/2023	10,282	9,882,507
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.491%		5/23/2023	19,104	18,828,620
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.549% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	37,578	38,216,218

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Wells Fargo & Co.	3.069%		1/24/2023	$70,995	$69,153,791
Total					3,318,194,863

Beverages 0.13%
Beam Suntory, Inc.	1.75%		6/15/2018	811	810,852
Maple Escrow Subsidiary, Inc.†	4.057%		5/25/2023	49,630	49,972,026
Total					50,782,878

Biotechnology Research & Production 0.02%
Baxalta, Inc.	3.028% (3 Mo. LIBOR + .78%	)#	6/22/2018	1,700	1,700,007
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	8,109	8,250,907
Total					9,950,914

Building Materials 0.39%
Boral Finance Pty Ltd. (Australia)†(d)	3.00%		11/1/2022	13,924	13,524,059
Cemex SAB de CV (Mexico)†(d)	7.098% (3 Mo. LIBOR + 4.75%	)#	10/15/2018	4,000	4,050,000
CPG Merger Sub LLC†	8.00%		10/1/2021	33,534	34,414,268
Griffon Corp.	5.25%		3/1/2022	44,219	42,837,156
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%		12/30/2019	33,267	34,698,011
Johnson Controls International plc	5.00%		3/30/2020	225	233,250
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	7,786	7,821,406
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	3,156	3,203,340
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	930	1,004,400
Vulcan Materials Co.	2.95% (3 Mo. LIBOR + .65%	)#	3/1/2021	14,887	14,912,531
Total					156,698,421

Business Services 0.43%
APX Group, Inc.	8.75%		12/1/2020	82,076	78,792,960
Chicago Parking Meters LLC†	5.489%		12/30/2020	23,478	23,403,713
Equifax, Inc.	3.60%		8/15/2021	13,589	13,630,180
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	37,668	40,010,950
Total System Services, Inc.	4.00%		6/1/2023	16,251	16,379,515
Verisk Analytics, Inc.	4.875%		1/15/2019	2,325	2,350,169
Total					174,567,487

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.71%
Blue Cube Spinco LLC	9.75%		10/15/2023	$25,044	$28,769,295
Braskem Netherlands Finance BV (Netherlands)†(d)	3.50%		1/10/2023	14,085	13,384,976
Celanese US Holdings LLC	4.625%		11/15/2022	9,901	10,224,992
Celanese US Holdings LLC	5.875%		6/15/2021	48,400	51,528,587
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%		7/19/2020	20,000	19,685,520
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%		7/19/2022	19,800	19,204,555
Equate Petrochemical BV (Netherlands)†(d)	3.00%		3/3/2022	11,400	10,959,048
Syngenta Finance NV (Netherlands)†(d)	3.698%		4/24/2020	21,687	21,684,755
Syngenta Finance NV (Netherlands)†(d)	3.933%		4/23/2021	25,537	25,542,237
Syngenta Finance NV (Netherlands)†(d)	4.441%		4/24/2023	9,425	9,415,964
Yara International ASA (Norway)†(d)	7.875%		6/11/2019	71,524	74,656,106
Total					285,056,035

Coal 0.06%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(d)	7.50%		12/11/2022	18,158	18,037,279
Peabody Energy Corp.†	6.00%		3/31/2022	7,563	7,759,260
Total					25,796,539

Computer Hardware 0.49%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	29,515	29,635,488
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	55,056	57,967,465
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	79,005	80,454,860
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	19,099	19,647,582
Hewlett Packard Enterprise Co.	4.251% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	700	704,051
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%		7/14/2021	9,770	10,011,133
Total					198,420,579

Computer Software 0.73%
Activision Blizzard, Inc.†	6.125%		9/15/2023	47,809	49,762,231
BMC Software Finance, Inc.†	8.125%		7/15/2021	29,151	29,955,567
Dun & Bradstreet Corp. (The)	4.25%		6/15/2020	2,203	2,209,727
First Data Corp.†	5.75%		1/15/2024	29,240	29,459,300
First Data Corp.†	7.00%		12/1/2023	47,078	49,431,900
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%		5/1/2021	30,817	31,086,649
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	48,444	54,000,527
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	5,764	6,109,840
TIBCO Software, Inc.†	11.375%		12/1/2021	39,604	43,118,855
Total					295,134,596

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.25%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$7,197	$7,286,963
Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	51,305	52,202,837
Century Communities, Inc.	6.875%	5/15/2022	13,750	14,219,975
D.R. Horton, Inc.	3.75%	3/1/2019	400	401,613
D.R. Horton, Inc.	4.00%	2/15/2020	500	507,493
M/I Homes, Inc.	6.75%	1/15/2021	13,024	13,463,560
William Lyon Homes, Inc.	7.00%	8/15/2022	11,616	11,906,400
Total				99,988,841

Containers 0.27%
OI European Group BV (Netherlands)†(d)	4.00%	3/15/2023	10,619	10,008,407
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	3,029	3,070,732
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	93,049	93,630,433
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,295,803
Total				108,005,375

Drugs 0.41%
Bayer US Finance LLC†	2.375%	10/8/2019	18,242	18,107,433
CVS Health Corp.	3.125%	3/9/2020	9,163	9,178,738
CVS Health Corp.	3.35%	3/9/2021	12,285	12,316,818
CVS Health Corp.	3.70%	3/9/2023	32,054	31,996,708
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	25,583	27,117,980
Mylan, Inc.	2.55%	3/28/2019	11,359	11,335,814
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	3.65%	11/10/2021	6,532	6,224,302
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	1.70%	7/19/2019	28,375	27,728,763
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	2.20%	7/21/2021	24,065	22,117,737
Total				166,124,293

Electric: Power 2.00%
AES Corp. (The)	4.875%	5/15/2023	23,223	23,397,173
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	68,200	68,609,450
Dominion Energy, Inc.	2.50%	12/1/2019	22,143	21,982,330
Dominion Energy, Inc.	2.962%	7/1/2019	20,895	20,869,393
Dominion Energy, Inc.	4.104%	4/1/2021	60,731	61,667,236
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15,369	16,467,945
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22,473	23,900,633

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Emera US Finance LP	2.15%	6/15/2019	$23,381	$23,140,638
Emera US Finance LP	2.70%	6/15/2021	1,400	1,365,662
Enel Finance International NV (Netherlands)†(d)	2.75%	4/6/2023	37,000	34,732,892
Enel Finance International NV (Netherlands)†(d)	2.875%	5/25/2022	85,202	81,620,736
Exelon Generation Co. LLC	3.40%	3/15/2022	5,404	5,382,158
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	1,972,162
Jersey Central Power & Light Co.	7.35%	2/1/2019	6,525	6,702,066
Metropolitan Edison Co.	7.70%	1/15/2019	17,888	18,434,454
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	4,368	4,520,925
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	91,966	92,040,158
Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021	12,011	12,648,167
Pennsylvania Electric Co.	5.20%	4/1/2020	2,065	2,123,742
PNM Resources, Inc.	3.25%	3/9/2021	18,027	17,967,378
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	29,922	31,324,248
PSEG Power LLC	2.45%	11/15/2018	1,598	1,598,420
PSEG Power LLC	4.15%	9/15/2021	1,165	1,191,188
PSEG Power LLC	5.125%	4/15/2020	2,486	2,569,870
Puget Energy, Inc.	6.00%	9/1/2021	30,225	32,410,647
SCANA Corp.	4.125%	2/1/2022	27,470	27,123,051
SCANA Corp.	4.75%	5/15/2021	65,581	66,301,129
SCANA Corp.	6.25%	4/1/2020	34,506	35,713,597
Sempra Energy	6.15%	6/15/2018	1,555	1,556,837
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	54,420	53,408,147
TECO Finance, Inc.	5.15%	3/15/2020	9,631	9,953,014
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	1,047	1,047,000
Total				803,742,446

Electrical Equipment 0.67%
Analog Devices, Inc.	2.85%	3/12/2020	2,748	2,742,836
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%	1/15/2020	54,177	53,574,244
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	55,592	52,742,419
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	33,073	32,285,410
Microchip Technology, Inc.†	3.922%	6/1/2021	13,632	13,710,589
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%	9/1/2022	10,454	10,408,264
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.125%	6/1/2021	88,346	89,340,776
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	12,325	12,599,848
Total				267,404,386

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical: Household 0.14%
General Cable Corp.	5.75%	10/1/2022	$52,789	$54,240,697

Electronics 0.14%
PerkinElmer, Inc.	5.00%	11/15/2021	15,618	16,377,311
Tech Data Corp.	3.70%	2/15/2022	40,828	40,310,898
Total				56,688,209

Engineering & Contracting Services 0.04%
StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	14,694	15,942,990

Entertainment 0.36%
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,846	9,387,818
Scientific Games International, Inc.	6.25%	9/1/2020	24,837	24,992,231
Scientific Games International, Inc.	6.625%	5/15/2021	26,158	26,811,950
Scientific Games International, Inc.	10.00%	12/1/2022	66,859	71,957,667
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	10,003	10,053,015
WMG Acquisition Corp.†	5.625%	4/15/2022	3,000	3,060,000
Total				146,262,681

Financial Services 2.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	5/26/2022	8,657	8,513,830
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.75%	5/15/2019	10,558	10,634,669
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.25%	7/1/2020	34,082	34,634,473
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%	10/30/2020	14,164	14,506,201
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	5.00%	10/1/2021	1,150	1,194,334
Discover Financial Services	5.20%	4/27/2022	35,645	37,300,511
E*TRADE Financial Corp.	2.95%	8/24/2022	13,988	13,651,396
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	2.342%	11/15/2020	9,293	9,097,264
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019	17,445	17,547,536
International Lease Finance Corp.	5.875%	4/1/2019	47,301	48,340,551
International Lease Finance Corp.	6.25%	5/15/2019	60,960	62,770,555
International Lease Finance Corp.†	7.125%	9/1/2018	80,980	81,793,481
International Lease Finance Corp.	8.25%	12/15/2020	95,118	105,956,506
International Lease Finance Corp.	8.625%	1/15/2022	1,685	1,947,443
Jefferies Group LLC	8.50%	7/15/2019	173,932	184,061,208
Lazard Group LLC	4.25%	11/14/2020	28,780	29,448,931

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021	$34,831	$35,266,388
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%		10/1/2020	30,904	31,413,916
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	37,693	38,267,818
Navient Corp.	4.875%		6/17/2019	25,980	26,291,760
Navient Corp.	5.00%		10/26/2020	48,088	48,496,748
Navient Corp.	5.50%		1/15/2019	41,385	41,912,659
Navient Corp.	5.875%		3/25/2021	8,583	8,808,304
Navient Corp.	6.625%		7/26/2021	41,546	43,207,840
Navient Corp.	8.00%		3/25/2020	9,536	10,165,376
OneMain Financial Holdings LLC†	7.25%		12/15/2021	34,633	35,918,750
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	5,390	5,595,413
Total					986,743,861

Food 0.38%
B&G Foods, Inc.	4.625%		6/1/2021	18,911	18,674,612
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	109,608	111,389,130
Smithfield Foods, Inc.†	2.70%		1/31/2020	14,159	13,970,715
Smithfield Foods, Inc.†	3.35%		2/1/2022	8,450	8,212,411
Total					152,246,868

Health Care Products 0.44%
Becton Dickinson & Co.	2.944% (3 Mo. LIBOR + .88%	)#	12/29/2020	26,455	26,524,238
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	19,329	19,884,709
Life Technologies Corp.	5.00%		1/15/2021	72,822	75,546,106
Life Technologies Corp.	6.00%		3/1/2020	45,185	47,281,980
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	9,155	9,116,260
Total					178,353,293

Health Care Services 0.75%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	15,207	15,435,105
Centene Corp.	5.625%		2/15/2021	81,003	83,369,098
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	18,376	18,655,315
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	16,485	16,700,798
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	22,920	24,521,662
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	4,469	4,705,218
Kindred Healthcare, Inc.	6.375%		4/15/2022	4,582	4,723,905
Kindred Healthcare, Inc.	8.00%		1/15/2020	29,137	31,176,299
Kindred Healthcare, Inc.	8.75%		1/15/2023	20,994	22,437,337
Universal Health Services, Inc.†	3.75%		8/1/2019	15,846	15,905,423
Universal Health Services, Inc.†	4.75%		8/1/2022	63,316	63,803,533
Total					301,433,693

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.11%
Newell Brands, Inc.	3.15%	4/1/2021	$21,787	$21,600,302
Newell Brands, Inc.	3.85%	4/1/2023	8,254	8,218,168
Newell Brands, Inc.	2.875%	12/1/2019	4,575	4,557,699
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,828	6,068,405
Spectrum Brands, Inc.	6.625%	11/15/2022	2,960	3,066,560
Total				43,511,134

Insurance 0.35%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	22,466	23,252,310
Assurant, Inc.	4.20%	9/27/2023	27,456	27,614,024
AXA Equitable Holdings, Inc.†	3.90%	4/20/2023	13,685	13,648,305
CNA Financial Corp.	5.875%	8/15/2020	9,681	10,234,246
CNO Financial Group, Inc.	4.50%	5/30/2020	3,332	3,365,320
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	10,662	11,130,818
Lincoln National Corp.	4.00%	9/1/2023	1,581	1,607,572
Protective Life Corp.	7.375%	10/15/2019	12,694	13,439,450
Willis North America, Inc.	7.00%	9/29/2019	33,915	35,567,737
WR Berkley Corp.	5.375%	9/15/2020	1,000	1,046,564
Total				140,906,346

Investment Management Companies 0.02%
Huarong Finance Co. Ltd.	4.00%	7/17/2019	8,530	8,553,202

Leasing 0.09%
Aviation Capital Group LLC†	3.875%	5/1/2023	22,760	22,747,078
DAE Funding LLC†	4.00%	8/1/2020	14,012	13,906,910
Total				36,653,988

Leisure 0.26%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	35,663	37,267,835
NCL Corp. Ltd.†	4.75%	12/15/2021	11,341	11,369,352
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	51,924	55,098,963
Total				103,736,150

Lodging 0.04%
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,030	5,255,696
Studio City Co., Ltd. (Macau)†(d)	7.25%	11/30/2021	7,152	7,473,840
Studio City Co., Ltd. (Macau)(d)	7.25%	11/30/2021	1,722	1,799,490
Studio City Finance Ltd. (Hong Kong)†(d)	8.50%	12/1/2020	2,740	2,760,550
Total				17,289,576

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.21%
BAT International Finance plc (United Kingdom)†(d)	1.85%	6/15/2018		$6,344	$6,342,538
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		1,361	1,434,230
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020		73,339	77,066,981
Total					84,843,749

Machinery: Industrial/Specialty 0.28%
CNH Industrial Capital LLC	4.375%	4/5/2022		37,237	37,924,023
CNH Industrial Capital LLC	4.875%	4/1/2021		29,224	30,173,780
Kennametal, Inc.	2.65%	11/1/2019		9,826	9,798,681
Nvent Finance Sarl (Luxembourg)†(d)	3.95%	4/15/2023		35,988	35,839,160
Total					113,735,644

Manufacturing 0.17%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		30,783	31,167,788
General Electric Co.	5.50%	1/8/2020		10,720	11,146,059
Pentair Finance Sarl (Luxembourg)(d)	2.65%	12/1/2019		2,245	2,225,890
Pentair Finance Sarl (Luxembourg)(d)	2.90%	9/15/2018		24,201	24,242,870
Total					68,782,607

Media 1.27%
Altice Financing SA (Luxembourg)†(d)	6.625%	2/15/2023		37,092	36,658,024
Altice France SA (France)†(d)	6.00%	5/15/2022		46,550	46,433,625
Cox Communications, Inc.†	2.95%	6/30/2023		28,160	26,986,883
Cox Communications, Inc.†	3.25%	12/15/2022		56,337	55,312,660
CSC Holdings LLC†	10.125%	1/15/2023		74,616	82,917,030
Myriad International Holdings BV (Netherlands)†(d)	6.00%	7/18/2020		44,159	46,176,890
NBCUniversal Enterprise, Inc.†	5.25%	–	(f)	104,457	106,807,282
Sky plc (United Kingdom)†(d)	9.50%	11/15/2018		15,953	16,429,505
Time Warner Cable LLC	8.25%	4/1/2019		28,012	29,232,212
Time Warner Cable LLC	8.75%	2/14/2019		25,110	26,096,326
Viacom, Inc.	2.75%	12/15/2019		9,653	9,583,606
Viacom, Inc.	5.625%	9/15/2019		3,000	3,096,229
Virgin Media Finance plc (United Kingdom)†(d)	6.375%	4/15/2023		23,772	24,188,010
Total					509,918,282

Metal Fabricating 0.04%
Valmont Industries, Inc.	6.625%	4/20/2020		1,000	1,062,988
Zekelman Industries, Inc.†	9.875%	6/15/2023		14,188	15,606,800
Total					16,669,788

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.84%
Aleris International, Inc.†	9.50%	4/1/2021	$37,803	$39,645,896
Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022	11,961	11,909,973
Anglo American Capital plc (United Kingdom)†(d)	4.125%	4/15/2021	42,218	42,695,697
Anglo American Capital plc (United Kingdom)†(d)	4.125%	9/27/2022	26,353	26,579,609
Ausdrill Finance Pty Ltd. (Australia)†(d)	6.875%	11/1/2019	24,701	24,824,505
Century Aluminum Co.†	7.50%	6/1/2021	18,650	18,929,750
First Quantum Minerals Ltd. (Canada)†(d)	7.00%	2/15/2021	40,022	40,297,151
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	9.75%	3/1/2022	19,829	21,865,025
Freeport-McMoRan, Inc.	6.875%	2/15/2023	10,394	11,199,535
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	67,914	68,648,156
Glencore Finance Canada Ltd. (Canada)†(d)	4.95%	11/15/2021	34,143	35,536,775
Glencore Funding LLC†	3.00%	10/27/2022	8,392	8,079,448
Glencore Funding LLC†	3.125%	4/29/2019	84,871	84,797,247
Glencore Funding LLC†	4.125%	5/30/2023	8,384	8,386,571
Goldcorp, Inc. (Canada)(d)	3.625%	6/9/2021	61,201	61,384,232
Goldcorp, Inc. (Canada)(d)	3.70%	3/15/2023	12,379	12,249,509
Hecla Mining Co.	6.875%	5/1/2021	19,472	19,897,950
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	18,392	19,081,700
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	22,136	24,460,280
Kinross Gold Corp. (Canada)(d)	5.125%	9/1/2021	8,280	8,549,183
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	34,549	35,920,250
Lundin Mining Corp. (Canada)†(d)	7.875%	11/1/2022	10,557	11,164,028
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	41,391	42,374,036
Newmont Mining Corp.	3.50%	3/15/2022	16,500	16,462,594
Newmont Mining Corp.	5.125%	10/1/2019	43,911	45,053,278
Total				739,992,378

Natural Gas 0.10%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	20,495	21,048,031
National Fuel Gas Co.	3.75%	3/1/2023	5,569	5,532,142
National Fuel Gas Co.	4.90%	12/1/2021	9,218	9,532,419
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,564,522
NiSource, Inc.	6.80%	1/15/2019	403	412,897
Southern Star Central Corp.†	5.125%	7/15/2022	1,000	1,010,000
Total				42,100,011

Office Furniture & Business Equipment 0.03%
Xerox Corp.	3.625%	3/15/2023	4,365	4,214,731
Xerox Corp.	5.625%	12/15/2019	6,594	6,794,762
Total				11,009,493

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 4.04%
Afren plc (United Kingdom)†(d)(g)	6.625%	12/9/2020	$8,099	$35,476
Afren plc (United Kingdom)†(d)(g)	10.25%	4/8/2019	11,027	48,298
Afren plc (United Kingdom)†(d)(g)	11.50%	2/1/2016	16,833	73,729
Anadarko Petroleum Corp.	4.85%	3/15/2021	41,411	42,895,027
Anadarko Petroleum Corp.	6.95%	6/15/2019	4,910	5,099,795
Anadarko Petroleum Corp.	8.70%	3/15/2019	13,782	14,378,469
Antero Resources Corp.	5.125%	12/1/2022	14,663	14,809,630
Apache Corp.	6.90%	9/15/2018	1,000	1,012,071
Canadian Oil Sands Ltd. (Canada)†(d)	7.75%	5/15/2019	10,284	10,723,438
Canadian Oil Sands Ltd. (Canada)†(d)	9.40%	9/1/2021	2,206	2,559,714
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	21,844	22,226,270
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	18,256	18,370,100
Cenovus Energy, Inc. (Canada)(d)	5.70%	10/15/2019	4,445	4,574,070
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%	10/3/2023	43,176	44,697,695
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(d)	2.625%	5/5/2020	41,367	40,872,333
CNX Resources Corp.	5.875%	4/15/2022	17,831	18,031,599
CNX Resources Corp.	8.00%	4/1/2023	27,888	29,631,000
Continental Resources, Inc.	5.00%	9/15/2022	129,928	132,050,141
Devon Energy Corp.	2.25%	12/15/2018	12,369	12,306,799
Devon Energy Corp.	6.30%	1/15/2019	4,694	4,777,709
Eclipse Resources Corp.	8.875%	7/15/2023	27,266	25,766,370
Encana Corp. (Canada)(d)	6.50%	5/15/2019	110,090	113,424,592
Energen Corp.	4.625%	9/1/2021	6,244	6,259,610
Eni SpA (Italy)†(d)	4.15%	10/1/2020	25,456	25,883,011
Equinor ASA (Norway)†(d)	7.875%	12/9/2022	10,000	11,779,272
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(d)	6.51%	3/7/2022	22,562	23,982,639
Gulfport Energy Corp.	6.625%	5/1/2023	29,329	29,622,290
Harvest Operations Corp. (Canada)†(d)	4.20%	6/1/2023	8,250	8,400,068
HighPoint Operating Corp.	7.00%	10/15/2022	5,560	5,627,832
KazMunayGas National Co. JSC (Kazakhstan)†(d)	9.125%	7/2/2018	71,128	71,455,900
Kosmos Energy Ltd. †	7.875%	8/1/2021	12,037	12,277,740
Matador Resources Co.	6.875%	4/15/2023	55,099	57,785,076
Motiva Enterprises LLC†	5.75%	1/15/2020	20,582	21,320,843
Newfield Exploration Co.	5.75%	1/30/2022	33,650	35,416,625
Nexen Energy ULC (Canada)(d)	6.20%	7/30/2019	8,005	8,295,189
Oasis Petroleum, Inc.	6.875%	3/15/2022	76,075	77,406,312
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	31,150	623
Petrobras Global Finance BV (Netherlands)(d)	6.125%	1/17/2022	21,967	23,065,350

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Petroleos Mexicanos (Mexico)(d)	3.50%		1/30/2023	$54,720	$51,464,160
Petroleos Mexicanos (Mexico)(d)	4.625%		9/21/2023	97,527	95,859,288
Petroleos Mexicanos (Mexico)(d)	8.00%		5/3/2019	21,800	22,595,700
Phillips 66	2.919% (3 Mo. LIBOR + .60%	)#	2/26/2021	12,011	12,036,053
Pioneer Natural Resources Co.	3.95%		7/15/2022	6,444	6,546,759
Pioneer Natural Resources Co.	7.50%		1/15/2020	9,915	10,597,534
Range Resources Corp.	5.00%		8/15/2022	18,943	18,848,285
Range Resources Corp.	5.75%		6/1/2021	41,339	42,682,517
Range Resources Corp.	5.875%		7/1/2022	9,166	9,280,575
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(d)	6.75%		9/30/2019	31,591	32,896,295
Resolute Energy Corp.	8.50%		5/1/2020	45,871	45,985,677
RSP Permian, Inc.	6.625%		10/1/2022	33,396	34,898,820
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	25,716	28,930,500
Sanchez Energy Corp.	6.125%		1/15/2023	18,634	12,345,025
Seven Generations Energy Ltd. (Canada)†(d)	6.75%		5/1/2023	18,088	18,947,180
Seven Generations Energy Ltd. (Canada)†(d)	6.875%		6/30/2023	39,254	40,824,160
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	24,600	24,571,390
Sinopec Group Overseas Development 2016 Ltd. (China)†(d)	2.125%		5/3/2019	18,174	18,018,322
Sinopec Group Overseas Development 2017 Ltd. (China)†(d)	2.25%		9/13/2020	41,600	40,684,301
SM Energy Co.	6.50%		11/15/2021	48,673	49,768,142
SM Energy Co.	6.50%		1/1/2023	28,926	29,504,520
YPF SA (Argentina)(d)	9.843% (3 Mo. LIBOR + 7.50%	)#	8/15/2018	2,206	2,230,147
Total					1,626,458,055

Oil: Crude Producers 4.17%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%		10/15/2019	22,755	23,372,798
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	33,109	34,557,519
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	64,900	69,492,324
Boardwalk Pipelines LP	5.20%		6/1/2018	11,244	11,244,000
Boardwalk Pipelines LP	5.75%		9/15/2019	4,629	4,779,511
Buckeye Partners LP	2.65%		11/15/2018	54,395	54,333,204
Buckeye Partners LP	4.875%		2/1/2021	9,040	9,250,024
Buckeye Partners LP	5.50%		8/15/2019	6,313	6,487,311
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	30,945	30,945,000
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	80,538	80,396,569
DCP Midstream Operating LP†	9.75%		3/15/2019	36,014	37,975,683

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Enable Midstream Partners LP	2.40%	5/15/2019	$5,805	$5,768,299
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	4,000	4,182,403
Enbridge Energy LP	7.00%	10/1/2018	2,745	2,776,728
Enbridge Energy Partners LP	5.20%	3/15/2020	18,376	18,973,231
Enbridge Energy Partners LP	9.875%	3/1/2019	84,062	88,343,990
Energy Transfer Partners LP	5.20%	2/1/2022	3,253	3,401,342
Energy Transfer Partners LP	9.00%	4/15/2019	105,386	110,635,315
Energy Transfer Partners LP	9.70%	3/15/2019	66,348	69,838,012
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	975	1,017,706
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,925	2,046,534
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	2,354	2,379,468
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,739	14,303,441
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	31,266	32,613,456
Gulf South Pipeline Co. LP	4.00%	6/15/2022	23,199	23,198,545
Kinder Morgan Energy Partners LP	5.00%	10/1/2021	5,770	6,006,101
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	13,997	14,582,602
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	61,669	65,340,912
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	16,763	17,708,387
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	27,917	29,530,355
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	35,010	36,377,678
Kinder Morgan, Inc.†	5.00%	2/15/2021	16,878	17,481,479
Kinder Morgan, Inc.†	5.625%	11/15/2023	14,295	15,321,095
Kinder Morgan, Inc.	6.50%	9/15/2020	5,792	6,185,636
Kinder Morgan, Inc.	7.25%	6/1/2018	61,509	61,509,000
Magellan Midstream Partners LP	6.55%	7/15/2019	15,772	16,378,231
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,892	52,545,990
MPLX LP	5.50%	2/15/2023	113,474	116,170,142
NGPL PipeCo LLC†	4.375%	8/15/2022	7,186	7,203,965
Northern Natural Gas Co.†	4.25%	6/1/2021	9,124	9,317,631
Northwest Pipeline LLC	6.05%	6/15/2018	2,475	2,477,766
ONEOK Partners LP	8.625%	3/1/2019	11,899	12,395,332
Panhandle Eastern Pipe Line Co. LP	7.00%	6/15/2018	20,222	20,247,786
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,767	21,150,151
Rockies Express Pipeline LLC†	6.85%	7/15/2018	9,584	9,631,920
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	185,910	194,944,203
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	101,991	108,943,238
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,800	7,347,440

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%		6/15/2021	$750	$770,669
Spectra Energy Partners LP	2.725% (3 Mo. LIBOR + .70%	)#	6/5/2020	12,600	12,691,292
Spectra Energy Partners LP	2.95%		9/25/2018	2,000	2,000,970
Spectra Energy Partners LP	4.60%		6/15/2021	11,937	12,303,075
Sunoco Logistics Partners Operations LP	3.45%		1/15/2023	12,485	12,166,103
Sunoco Logistics Partners Operations LP	4.65%		2/15/2022	608	625,385
Texas Eastern Transmission LP†	2.80%		10/15/2022	5,237	5,046,605
Texas Eastern Transmission LP†	4.125%		12/1/2020	18,339	18,635,679
Texas Gas Transmission LLC†	4.50%		2/1/2021	16,164	16,421,641
TransCanada PipeLines Ltd. (Canada)(d)	6.50%		8/15/2018	1,205	1,214,523
Western Gas Partners LP	2.60%		8/15/2018	4,961	4,958,415
Total					1,677,943,810

Oil: Integrated Domestic 0.23%
National Oilwell Varco, Inc.	2.60%		12/1/2022	49,005	46,666,405
SESI LLC	7.125%		12/15/2021	42,146	42,988,920
TechnipFMC plc (United Kingdom)(d)	3.45%		10/1/2022	2,514	2,447,784
Total					92,103,109

Real Estate Investment Trusts 1.07%
Brixmor Operating Partnership LP	3.875%		8/15/2022	43,248	43,229,987
Country Garden Holdings Co. Ltd. (China)(d)	7.50%		3/9/2020	13,519	13,979,227
DDR Corp.	4.625%		7/15/2022	24,648	25,451,387
EPR Properties	5.25%		7/15/2023	5,410	5,605,917
EPR Properties	5.75%		8/15/2022	23,939	25,356,486
HCP, Inc.	5.375%		2/1/2021	3,751	3,923,255
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	7,782	7,574,252
Healthcare Trust of America Holdings LP	3.70%		4/15/2023	613	606,204
Kilroy Realty LP	6.625%		6/1/2020	17,727	18,857,025
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(d)	3.125%		3/20/2022	37,590	37,252,315
Reckson Operating Partnership LP	7.75%		3/15/2020	40,440	43,500,928
Regency Centers LP	4.80%		4/15/2021	2,884	2,979,057
Senior Housing Properties Trust	3.25%		5/1/2019	30,756	30,783,748
SL Green Operating Partnership LP	3.25%		10/15/2022	5,685	5,537,998
SL Green Realty Corp.	4.50%		12/1/2022	9,201	9,367,418
SL Green Realty Corp.	5.00%		8/15/2018	11,525	11,532,046
VEREIT Operating Partnership LP	3.00%		2/6/2019	109,317	109,359,359
VEREIT Operating Partnership LP	4.125%		6/1/2021	12,830	13,043,522

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.25%		10/5/2020	$640	$639,570
Weyerhaeuser Co.	4.70%		3/15/2021	14,433	14,972,623
Weyerhaeuser Co.	7.375%		10/1/2019	5,227	5,515,135
Total					429,067,459

Retail 0.04%
Best Buy Co., Inc.	5.00%		8/1/2018	4,917	4,933,344
Dollar Tree, Inc.	3.70%		5/15/2023	10,953	10,925,921
Total					15,859,265

Savings & Loan 0.09%
People’s United Financial, Inc.	3.65%		12/6/2022	34,249	34,407,015

Steel 0.06%
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(d)	6.50%		5/15/2021	22,316	23,074,744

Technology 0.52%
Alibaba Group Holding Ltd. (China)(d)	2.80%		6/6/2023	21,865	21,148,606
Baidu, Inc. (China)(d)	2.75%		6/9/2019	21,550	21,484,186
Baidu, Inc. (China)(d)	3.00%		6/30/2020	1,000	993,123
Baidu, Inc. (China)(d)	3.25%		8/6/2018	26,100	26,127,274
Baidu, Inc. (China)(d)	3.50%		11/28/2022	8,474	8,384,667
Baidu, Inc. (China)(d)	3.875%		9/29/2023	40,957	41,064,512
eBay, Inc.	2.838% (3 Mo. LIBOR + .48%	)#	8/1/2019	500	501,160
Expedia Group, Inc.	7.456%		8/15/2018	51,930	52,406,279
Tencent Holdings Ltd. (China)†(d)	3.375%		5/2/2019	32,546	32,746,573
VeriSign, Inc.	4.625%		5/1/2023	5,744	5,815,800
Total					210,672,180

Telecommunications 0.43%
GCI, Inc.	6.75%		6/1/2021	19,818	20,090,497
GTH Finance BV (Netherlands)†(d)	6.25%		4/26/2020	9,400	9,632,030
Intelsat Jackson Holdings SA (Luxembourg)(d)	7.25%		10/15/2020	25,043	24,667,355
Level 3 Parent LLC	5.75%		12/1/2022	5,042	5,054,605
Nortel Networks Ltd. (Canada)(d)(g)	10.75%		7/15/2016	60,959	1,981,168
T-Mobile USA, Inc.	6.00%		4/15/2024	42,682	44,444,767
Vodafone Group plc (United Kingdom)(d)	3.308% (3 Mo. LIBOR + .99%	)#	1/16/2024	27,420	27,364,717
Vodafone Group plc (United Kingdom)(d)	3.75%		1/16/2024	40,359	40,193,171
Total					173,428,310

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Textiles Products 0.05%
Springs Industries, Inc.	6.25%		6/1/2021	$19,880	$20,263,684

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	6,114	5,594,310

Transportation: Miscellaneous 0.18%
CEVA Group plc PIK 3.00% (United Kingdom)†(d)	9.00%		9/1/2020	23,006	24,098,340
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%		5/2/2023	20,485	20,503,858
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	13,534	13,906,185
XPO Logistics, Inc.†	6.50%		6/15/2022	12,860	13,216,865
Total					71,725,248

Utilities 0.03%
United Utilities plc (United Kingdom)(d)	4.55%		6/19/2018	1,500	1,501,109
United Utilities plc (United Kingdom)(d)	5.375%		2/1/2019	8,474	8,602,892
Total					10,104,001

Wholesale 0.02%
HD Supply, Inc.†	5.75%		4/15/2024	5,950	6,254,937
Total Corporate Bonds (cost $15,492,396,480)					15,319,545,788

FLOATING RATE LOANS(h) 2.88%

Aerospace/Defense 0.01%
Gol Luxco S.A. Term Loan (Luxembourg)(d)	6.50% (6 Mo. LIBOR + 6.50%	)	8/31/2020	4,615	4,734,205

Auto Parts: Original Equipment 0.01%
Federal-Mogul Corp. 2014 Tranche C Term Loan	5.67% (1 Mo. LIBOR + 3.75%	)	4/15/2021	5,274	5,328,519

Beverages 0.12%
Keurig Green Mountain, Inc. 2017 Term Loan A	3.063% (1 Wk. LIBOR + 1.25%	)	3/3/2021	37,488	37,464,692
Keurig Green Mountain, Inc. Term Loan A	3.313% (1 Wk. LIBOR + 1.50%	)	3/3/2021	10,857	10,854,788
Total					48,319,480

Biotechnology Research & Production 0.14%
Alexion Pharmaceuticals, Inc. Global Term Loan	3.25% (1 Mo. LIBOR + 1.50%	)	6/22/2020	58,203	58,275,538	(i)

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.23%
Celanese U.S. Holdings LLC Term Loan	3.407% (1 Mo. LIBOR + 1.50%	)	7/15/2021	$44,776	$44,860,418
FMC Corporation Delayed Draw Term Loan A	3.23% (1 Mo. LIBOR + 1.25%	)	4/21/2020	8,415	8,436,038	(i)
Mosaic Company (The) Term Loan	3.48% (1 Mo. LIBOR + 1.50%	)	11/18/2021	35,051	34,963,603	(i)
Sherwin-Williams Company (The) Term Loan A	3.173% (1 Mo. LIBOR + 1.25%	)	4/13/2021	3,738	3,738,000	(i)
Total					91,998,059

Computer Hardware 0.45%
Dell International LLC Replacement Term Loan A2	3.74% (1 Mo. LIBOR + 1.75%	)	9/7/2021	97,911	97,954,790
Dell International LLC Replacement Term Loan A3	3.49% (1 Mo. LIBOR + 1.50%	)	12/31/2018	68,548	68,584,314
Everett SpinCo, Inc Tranche Term Loan A2	3.23% (1 Mo. LIBOR + 1.25%	)	12/16/2019	14,523	14,532,261	(i)
Total					181,071,365

Computer Software 0.07%
Cadence Design Systems, Inc. Term Loan	3.092% (3 Mo. LIBOR + 1.13%	)	1/28/2019	27,897	27,862,129	(i)

Containers 0.03%
Ball Corp. Dollar Term Loan A	3.73% (1 Mo. LIBOR + 1.75%	)	3/18/2021	12,184	12,244,669	(i)

Electrical Equipment 0.10%
Analog Devices, Inc. Three Year Term Loan	3.055% (1 Mo. LIBOR + 1.13%	)	9/23/2019	40,381	40,431,244	(i)

Entertainment 0.02%
GLP Capital, LP Incremental Tranche A1 Term Loan	3.434% (1 Mo. LIBOR + 1.50%	)	7/31/2020	9,462	9,402,953

Health Care Products 0.20%
Zimmer Biomet Holdings, Inc. Term Loan A	3.23% (1 Mo. LIBOR + 1.25%	)	9/30/2019	58,813	58,923,475	(i)
Zimmer Holdings, Inc. Term Loan	3.355% (1 Mo. LIBOR + 1.38%	)	5/29/2019	20,350	20,324,187	(i)
Total					79,247,662

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.01%
Laboratory Corp. of America Holdings Term Loan	3.226% (1 Mo. LIBOR + 1.25%	)	12/19/2019	$3,021	$3,024,596	(i)

Investment Management Companies 0.06%
RPI Finance Trust Term Loan A4	3.802% (2 Mo. LIBOR + 1.50%	)	5/4/2022	22,712	22,747,474

Lodging 0.11%
Venetian Macan New Initial Term Loan	3.605% (1 Mo. LIBOR + 1.63%	)	5/31/2022	43,793	43,847,741	(i)

Machinery: Industrial/Specialty 0.02%
Flowserve Corp. 2012 Term Loan	3.802% (3 Mo. LIBOR + 1.50%	)	10/14/2020	9,319	9,353,695	(i)

Manufacturing 0.06%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(d)	3.373% (2 Mo. LIBOR + 1.38%	)	3/2/2020	23,092	23,070,212

Media 0.07%
Discovery Communications, LLC Tranche 1 Term Loan	3.48% (1 Mo. LIBOR + 1.50%	)	3/5/2021	26,925	26,958,656

Metal Fabricating 0.01%
Doncasters US Finance LLC 2nd Lien Term Loan	10.552% (3 Mo. LIBOR + 8.25%	)	10/9/2020	4,552	4,367,312

Miscellaneous 0.12%
Rockwell Collins, Inc. Term Loan	3.168% (1 Mo. LIBOR + 1.25%	)	12/16/2019	34,445	34,359,138	(i)
Utex Industries, Inc. 1st Lien Initial Term Loan	5.98%		5/21/2021	9,604	9,546,438
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.23% (1 Mo. LIBOR + 7.25%	)	5/20/2022	3,938	3,872,373
Total					47,777,949

Office Furniture & Business Equipment 0.03%
Eastman Chemical Company Term Loan	3.23% (1 Mo. LIBOR + 1.25%	)	12/15/2021	13,032	12,991,275	(i)

Oil 0.03%
Petroleos Mexicanos Term Loan (Mexico)(d)	2.79% (1 Mo. LIBOR + 0.85%	)	2/14/2020	12,268	12,229,662	(i)

Oil: Crude Producers 0.11%
Buckeye Partners L.P. Delay Drew Term Loan	3.34% (1 Mo. LIBOR + 1.35%	)	9/30/2019	44,233	44,122,417	(i)

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.46%
American Tower Corporation 2017 Term Loan	3.24% (1 Mo. LIBOR + 1.25%	)	1/31/2023		$68,728	$68,813,910	(i)
Crown Castle International Corp. Term Loan	3.135% (1 Wk. LIBOR + 1.38%	)	1/21/2022		45,737	45,808,579
Invitation Homes Operating Partnership LP Term Loan A	3.734% (1 Mo. LIBOR + 1.80%	)	2/7/2022		71,209	69,873,831
Total						184,496,320

Retail 0.41%
Panera Bread Co. Term Loan	3.938% (1 Mo. LIBOR + 2.00%	)	7/18/2022		60,013	59,187,698	(i)
PVH Corp. Tranche A Term Loan	3.439% (1 Mo. LIBOR + 1.50%	)	5/19/2019		105,331	105,308,823
Total						164,496,521

Technology 0.00%
Symantec Corp. Term Loan A2	3.875% (3 Mo. LIBOR + 1.50%	)	8/1/2019		1,334	1,331,273
Total Floating Rate Loans (cost $1,157,794,178)						1,159,730,926

FOREIGN GOVERNMENT OBLIGATIONS 0.93%

Argentina 0.22%
Republic of Argentina(c)	3.375%		1/15/2023	EUR	23,684	26,130,355
Republic of Argentina(d)	4.625%		1/11/2023		$37,922	34,552,062
Republic of Argentina(d)	6.25%		4/22/2019		27,791	28,124,492
Total						88,806,909

Bermuda 0.09%
Government of Bermuda†	4.138%		1/3/2023		18,812	19,024,011
Government of Bermuda†	4.854%		2/6/2024		16,500	17,038,560
Total						36,062,571

Canada 0.28%
Ontario Teachers’ Finance Trust†(d)	2.75%		4/16/2021		110,668	110,315,973

Indonesia 0.08%
Perusahaan Penerbit SBSN†(d)	3.40%		3/29/2022		9,330	9,125,953
Perusahaan Penerbit SBSN†(d)	3.75%		3/1/2023		13,995	13,751,207
Republic of Indonesia†(d)	3.70%		1/8/2022		10,939	10,858,828
Total						33,735,988

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Japan 0.15%
Japan Bank for International Corp.(d)	1.50%		7/21/2021	$25,000	$23,873,591
Japan Bank for International Corp.(d)	2.375%		11/16/2022	17,774	17,218,372
Japan Bank for International Corp.(d)	2.50%		6/1/2022	17,284	16,904,695
Total					57,996,658

Qatar 0.06%
State of Qatar†(d)	5.25%		1/20/2020	24,618	25,411,684

Sri Lanka 0.05%
Republic of Sri Lanka†(d)	5.75%		4/18/2023	21,860	21,558,245
Total Foreign Government Obligations (cost $382,781,236)					373,888,028

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.58%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.491%	#(j)	10/25/2030	51,714	51,712,402
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.158%	#(j)	9/25/2044	4,165	4,164,456
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.03%	#(j)	11/25/2044	6,835	6,843,269
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#(j)	1/25/2047	8,377	8,394,764
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.75%	#(j)	2/25/2045	6,800	6,820,720
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#(j)	4/25/2045	32,745	32,901,606
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741%	#(j)	4/25/2045	10,007	10,046,033
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.812%	#(j)	6/25/2047	11,400	11,496,601
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#(j)	8/25/2045	17,975	18,063,798
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#(j)	8/25/2045	20,300	20,195,749
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.362%	#(j)	5/25/2045	12,100	12,149,063
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.163%	#(j)	4/25/2046	35,440	35,483,570
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#(j)	10/25/2047	38,988	38,803,435
Federal Home Loan Mortgage Corp. K061 X1 IO	0.178%	#(j)	11/25/2026	573,252	8,492,105
Federal Home Loan Mortgage Corp. K503 X1 IO	0.509%	#(j)	8/25/2019	264,159	764,634
Federal Home Loan Mortgage Corp. K722 X1 IO	1.31%	#(j)	3/25/2023	202,756	10,265,005
Government National Mortgage Assoc. 2013-162 A	2.75%	#(j)	9/16/2046	9,497	9,218,521
Government National Mortgage Assoc. 2013-171 IO	0.889%	#(j)	6/16/2054	38,619	1,810,329
Government National Mortgage Assoc. 2013-193 IO	0.929%	#(j)	1/16/2055	89,396	4,257,728
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	31,638	31,301,077
Government National Mortgage Assoc. 2014-112 A	3.00%	#(j)	1/16/2048	16,793	16,347,711
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	15,512	15,234,513
Government National Mortgage Assoc. 2014-15 IO	0.762%	#(j)	8/16/2054	43,633	1,773,754
Government National Mortgage Assoc. 2014-164 AK	2.90%	#(j)	3/16/2055	14,467	13,950,466
Government National Mortgage Assoc. 2014-172 A	3.05%	#(j)	1/16/2049	8,824	8,644,178
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	37,614	36,408,151
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	9,724	9,616,025

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-64 IO	1.17%	#(j)	12/16/2054	$46,571	$2,757,865
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,478	4,268,578
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	5,013	4,980,110
Government National Mortgage Assoc. 2014-78 IO	0.60%	#(j)	3/16/2056	45,084	1,595,871
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	25,076	24,800,091
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	34,219	33,249,422
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(j)	5/16/2054	25,132	24,493,525
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(j)	8/16/2055	14,454	14,266,181
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(j)	2/16/2049	14,882	14,603,780
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	47,654	45,440,297
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,441	32,241,422
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	36,910	35,586,133
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(j)	8/16/2051	23,680	22,774,729
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	56,901	54,144,276
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	59,915	57,600,289
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	46,085	44,370,021
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	69,771	67,323,875
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	68,845	66,696,338
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	65,315	63,345,826
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	46,283	44,460,842
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	56,212	54,208,397
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	46,612	44,759,348
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	23,001	22,046,211
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	23,063	22,061,037
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	45,984	44,012,747
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	43,519	42,258,900
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	36,400	35,163,108
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	50,782	49,020,451
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	44,952	43,655,187
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,491,616,318)					1,441,344,520

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.31%
Federal Home Loan Mortgage Corp.	3.121% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	3,433	3,476,445
Federal Home Loan Mortgage Corp.	3.128% (12 Mo. LIBOR + 1.64%	)#	10/1/2043	3,462	3,507,771
Federal Home Loan Mortgage Corp.	3.574% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	5,205	5,427,010

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.575% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	$12,255	$12,828,487
Federal Home Loan Mortgage Corp.	3.585% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	15,855	16,674,115
Federal Home Loan Mortgage Corp.	3.59% (12 Mo. LIBOR + 1.77%	)#	10/1/2038	6,930	7,254,383
Federal Home Loan Mortgage Corp.	3.596% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	6,351	6,683,157
Federal Home Loan Mortgage Corp.	3.632% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	4,874	5,155,237
Federal Home Loan Mortgage Corp.	3.646% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	2,259	2,375,712
Federal Home Loan Mortgage Corp.	3.673% (12 Mo. LIBOR + 1.82%	)#	6/1/2041	4,289	4,503,772
Federal Home Loan Mortgage Corp.	3.689% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	8,232	8,496,459
Federal Home Loan Mortgage Corp.	3.692% (12 Mo. LIBOR + 1.83%	)#	6/1/2042	15,694	16,420,294
Federal Home Loan Mortgage Corp.	3.723% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	8,298	8,756,470
Federal Home Loan Mortgage Corp.	3.757% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	15,198	16,100,998
Federal Home Loan Mortgage Corp.	3.759% (1 Yr Treasury Constant Maturity Rate + 2.51%	)#	12/1/2035	6,430	6,855,655
Federal Home Loan Mortgage Corp.	3.788% (12 Mo. LIBOR + 1.81%	)#	5/1/2037	4,689	4,920,914
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,247	14,228,418
Federal National Mortgage Assoc.	2.689% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	16,815	16,807,144
Federal National Mortgage Assoc.	2.716% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	14,073	14,078,348
Federal National Mortgage Assoc.	2.835% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	18,687	18,747,127
Federal National Mortgage Assoc.	2.914% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	12,430	12,502,967
Federal National Mortgage Assoc.	2.954% (12 Mo. LIBOR + 1.74%	)#	5/1/2042	26,615	26,817,372
Federal National Mortgage Assoc.	3.133% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	16,487	17,300,160
Federal National Mortgage Assoc.	3.211% (12 Mo. LIBOR + 1.22%	)#	6/1/2038	4,521	4,641,270

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.215% (12 Mo. LIBOR + 1.46%	)#	12/1/2035	$17,329	$18,057,523
Federal National Mortgage Assoc.	3.288% (12 Mo. LIBOR + 1.52%	)#	2/1/2036	7,576	7,905,111
Federal National Mortgage Assoc.	3.301% (12 Mo. LIBOR + 1.50%	)#	10/1/2035	14,503	15,158,254
Federal National Mortgage Assoc.	3.399% (12 Mo. LIBOR + 1.57%	)#	11/1/2036	4,748	4,950,168
Federal National Mortgage Assoc.	3.433% (12 Mo. LIBOR + 1.54%	)#	3/1/2039	6,797	7,092,887
Federal National Mortgage Assoc.	3.481% (12 Mo. LIBOR + 1.62%	)#	4/1/2038	11,185	11,697,277
Federal National Mortgage Assoc.	3.50% (12 Mo. LIBOR + 1.62%	)#	1/1/2038	5,203	5,445,667
Federal National Mortgage Assoc.	3.508% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	6,624	6,947,629
Federal National Mortgage Assoc.	3.522% (12 Mo. LIBOR + 1.59%	)#	8/1/2034	13,096	13,730,323
Federal National Mortgage Assoc.	3.527% (12 Mo. LIBOR + 1.69%	)#	8/1/2038	5,676	5,943,624
Federal National Mortgage Assoc.	3.545% (12 Mo. LIBOR + 1.62%	)#	3/1/2038	9,275	9,695,170
Federal National Mortgage Assoc.	3.555% (12 Mo. LIBOR + 1.78%	)#	1/1/2041	14,823	15,568,315
Federal National Mortgage Assoc.	3.561% (12 Mo. LIBOR + 1.81%	)#	10/1/2040	3,889	4,075,381
Federal National Mortgage Assoc.	3.562% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	5,956	6,239,268
Federal National Mortgage Assoc.	3.569% (12 Mo. LIBOR + 1.67%	)#	12/1/2036	6,068	6,378,571
Federal National Mortgage Assoc.	3.572% (1 Yr Treasury Constant Maturity Rate + 2.20%	)#	1/1/2038	4,991	5,271,416
Federal National Mortgage Assoc.	3.573% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	17,950	18,870,649
Federal National Mortgage Assoc.	3.577% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	11,117	11,698,776
Federal National Mortgage Assoc.	3.586% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	8,975	9,402,704
Federal National Mortgage Assoc.	3.597% (12 Mo. LIBOR + 1.64%	)#	9/1/2036	6,255	6,547,854
Federal National Mortgage Assoc.	3.602% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	5,597	5,907,380

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.631% (12 Mo. LIBOR + 1.81%	)#	8/1/2041	$8,154	$8,569,389
Federal National Mortgage Assoc.	3.667% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	15,557	15,886,092
Federal National Mortgage Assoc.	3.668% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	4,979	5,235,304
Federal National Mortgage Assoc.	3.677% (12 Mo. LIBOR + 1.76%	)#	11/1/2038	11,004	11,591,574
Federal National Mortgage Assoc.	3.687% (12 Mo. LIBOR + 1.73%	)#	10/1/2036	9,136	9,593,586
Federal National Mortgage Assoc.	3.704% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	7,095	7,330,283
Federal National Mortgage Assoc.	3.707% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	6,806	7,166,152
Federal National Mortgage Assoc.	3.946% (12 Mo. LIBOR + 1.90%	)#	12/1/2038	4,798	5,047,363
Federal National Mortgage Assoc.	4.223% (12 Mo. LIBOR + 1.84%	)#	7/1/2040	3,998	4,129,071
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,053	1,148,941
Total Government Sponsored Enterprises Pass-Throughs (cost $531,475,186)					526,841,387

MUNICIPAL BONDS 0.34%

Miscellaneous
IL State GO	4.35%		6/1/2018	3,812	3,812,000
IL State GO	5.375%		7/1/2018	700	701,169
IL State GO	6.20%		7/1/2021	232	240,357
Illinois	4.95%		6/1/2023	3,971	4,087,390
Illinois	5.877%		3/1/2019	49,485	50,455,401
New Jersey Econ Dev Auth	2.421%		6/15/2018	20,745	20,740,229
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	13,255	13,049,547
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	7,750	7,383,580
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,028,370
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	14,980	14,895,213
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2018	1,140	1,141,060
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	10,940	11,104,100
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,182,762
Total Municipal Bonds (cost $135,652,696)					135,821,178

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.26%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#(j)	8/10/2035	$214,200	$3,882,225
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	79,292	78,418,619
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	22,597	22,847,472
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	10,787,380
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	15,027	14,904,344
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.419% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	31,196	31,228,238
Aventura Mall Trust 2013-AVM A†	3.743%	#(j)	12/5/2032	43,213	44,048,594
Aventura Mall Trust 2013-AVM D†	3.743%	#(j)	12/5/2032	11,000	11,135,930
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	3.319% (1 Mo. LIBOR + 1.50%	)#	6/15/2028	10,000	9,995,235
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#(j)	6/15/2028	215,533	215,325,981
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#(j)	6/15/2028	23,050	23,023,207
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#(j)	6/15/2028	23,040	23,012,935
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,402	35,547,490
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.99%	#(j)	7/15/2049	87,937	8,950,470
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.769% (1 Mo. LIBOR + .85% Floor .85%	)#	1/15/2033	37,358	37,379,156
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.349% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	5,170	5,175,050
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	2.779% (1 Mo. LIBOR + .85%	)#	8/15/2032	17,627	17,648,637	(b)
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	69,762,220
BB-UBS Trust 2012-TFT B†	3.468%	#(j)	6/5/2030	7,850	7,638,449
BB-UBS Trust 2012-TFT C†	3.468%	#(j)	6/5/2030	14,354	13,898,014
BBCMS Mortgage Trust 2017-DELC A†	2.769% (1 Mo. LIBOR + .85%	)#	8/15/2036	43,785	43,874,305
BBCMS Mortgage Trust 2017-GLKS B†	3.119% (1 Mo. LIBOR + 1.20%	)#	11/15/2034	23,607	23,649,573
BBCMS Mortgage Trust 2017-GLKS C†	3.319% (1 Mo. LIBOR + 1.40%	)#	11/15/2034	3,218	3,221,531
BBCMS Mortgage Trust 2018-TALL A†	2.641% (1 Mo. LIBOR + .722%	)#	3/15/2037	38,040	38,091,156
BBCMS Mortgage Trust 2018-TALL E†	4.356% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	49,994	50,111,401
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,498,137

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	$19,174	$19,322,223
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,462,091
BBCMS Trust 2015-STP C†	4.284%	#(j)	9/10/2028	23,900	24,046,359
BBCMS Trust 2015-STP XA IO†	0.962%	#(j)	9/10/2028	277,308	5,614,104
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	31,876	30,263,652
BDS 2018-FL1 A†	2.789% (1 Mo. LIBOR + .85%	)#	1/15/2035	56,900	56,941,656
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,624	4,748,914
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(j)	3/10/2033	103,040	2,602,492
BX Commercial Mortgage Trust 2018-BIOA A†	2.59%	#(j)	3/15/2037	108,469	108,616,724
BX Trust 2017-APPL A†	2.799% (1 Mo. LIBOR + .88%	)#	7/15/2034	34,693	34,817,414
BX Trust 2017-APPL D†	3.969% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	22,827	22,961,153
BX Trust 2017-APPL E†	5.069% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	35,029	35,408,696
BX Trust 2017-SLCT A†	2.839% (1 Mo. LIBOR + .92%	)#	7/15/2034	41,613	41,706,245
BX Trust 2017-SLCT B†	3.119% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	36,229	36,314,486
BX Trust 2017-SLCT C†	3.319% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	22,076	22,138,479
BX Trust 2017-SLCT D†	3.969% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	86,754	87,107,739
BX Trust 2017-SLCT E†	5.069% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	65,885	66,485,212
BX Trust 2018-BILT A†	2.70% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2035	30,399	30,412,856
BX Trust 2018-BILT D†	3.67% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#(j)	5/15/2035	11,427	11,464,867
BX Trust 2018-GW A†	2.70%	#	5/15/2035	21,579	21,622,641
BX Trust 2018-GW D†	3.67% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	15,601	15,662,510
BXP Trust 2017-CQHP A†	2.769% (1 Mo. LIBOR + .85%	)#	11/15/2034	30,609	30,689,189
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	168,994	170,301,202
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	70,044	70,623,992
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	41,929	42,549,482
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(j)	10/15/2034	28,230	28,603,376
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(j)	10/15/2034	92,392	90,757,604
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823%	#(j)	10/15/2034	495,108	16,438,427
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(j)	10/15/2034	314,538	5,317,045
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754%	#(j)	12/15/2047	8,307	8,813,878
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.744%	#(j)	5/10/2058	70,363	7,180,545
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.199%	#(j)	11/10/2049	159,350	11,806,168
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.782%	#(j)	12/10/2054	149,251	7,830,365
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	40,657	41,637,147
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,659,604
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,164,034

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	$5,200	$5,191,521
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%	#(j)	3/25/2049	11,832	11,514,488
CHT Mortgage Trust 2017-CSMO A†	2.849%	#(j)	11/15/2036	69,650	69,827,635
CHT Mortgage Trust 2017-CSMO B†	3.319%	#(j)	11/15/2036	32,200	32,292,672
CHT Mortgage Trust 2017-CSMO D†	4.169%	#(j)	11/15/2036	27,825	28,057,088
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	17,970	17,851,005
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.165%	#(j)	9/10/2045	218,445	1,507,813
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.408%	#(j)	4/10/2046	385,933	21,192,602
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.222%	#(j)	5/10/2047	261,872	14,499,623
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.23%	#(j)	7/10/2047	120,131	1,663,550
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,086,470
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.394%	#(j)	2/10/2048	124,312	8,826,115
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.436%	#(j)	6/10/2048	249,840	5,968,031
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.883%	#(j)	11/10/2048	180,199	7,868,041
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.325%	#(j)	2/10/2049	102,160	7,613,552
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.793%	#(j)	4/10/2049	68,294	7,212,708
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	56,262	54,656,001
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	23,717	23,122,038
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	11,400	11,023,598
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	15,811	15,581,141
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.037%	#(j)	7/25/2036	5,413	5,270,673
Cold Storage Trust 2017-ICE3 A†	2.919% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	47,846	48,087,818
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.991%	#(j)	7/10/2046	17,961	18,719,177

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.126%	#(j)	7/10/2046	$12,446	$12,863,793
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,428,346
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.792%	#(j)	10/15/2045	237,368	13,676,583
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	21,757,608
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.21%	#(j)	12/10/2044	70,476	4,098,120
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	22,403	21,567,926
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21%	#(j)	8/10/2046	9,960	10,376,348
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	15,034	15,059,444
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	11,623	11,614,376
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	27,822	27,696,047
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.199%	#(j)	3/10/2046	262,869	11,976,821
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	913	912,270
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.532%	#(j)	6/10/2046	527,497	9,637,374
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.238%	#(j)	7/10/2045	7,362	7,697,701
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,315,924
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	21,050	20,440,828
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#(j)	3/10/2031	265,903	3,585,569
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.206%	#(j)	8/10/2047	112,078	5,083,073
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.964%	#(j)	12/10/2047	136,530	5,887,568
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.868% (1 Mo. LIBOR + 1.95%	)#	7/13/2031	10,279	10,333,753
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.161% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	11,824	11,780,528

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.933%	#(j)	10/10/2047	$152,630	$4,856,011
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	21,075	21,083,645
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.023%	#(j)	9/10/2047	258,261	9,621,960
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(j)	5/10/2048	8,800	8,784,429
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.738%	#(j)	7/10/2050	187,691	6,166,582
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,264,291
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#(j)	8/10/2029	7,193	6,986,151
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(j)	8/10/2029	6,850	6,604,137
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.649% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	60,683	60,756,380
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.229% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	56,507	56,593,468
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(j)	10/15/2034	482,843	3,964,141	(b)
Commercial Mortgage Trust 2006-GG7 AM	5.753%	#(j)	7/10/2038	26,076	26,121,346
Commercial Mortgage Trust 2016-CD1 XA IO	1.432%	#(j)	8/10/2049	120,155	10,440,255
Core Industrial Trust 2015-CALW XA IO†	0.81%	#(j)	2/10/2034	93,221	2,416,757
Core Industrial Trust 2015-WEST XA IO†	0.935%	#(j)	2/10/2037	183,565	10,132,935
Core Industrial Trust 2015-WEST XB IO†	0.704%	#(j)	2/10/2037	90,323	3,774,147
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	5.972%	#(j)	2/15/2041	3,796	3,783,766
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,028,719
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,131,450
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	2.007% (1 Mo. LIBOR + .11%	)#	2/27/2037	3,106	3,050,030
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.32%	#(j)	6/26/2036	3,474	3,515,077
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(j)	9/15/2037	115,519	3,758,409
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.419% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	32,527	32,693,974

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.419% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	$36,978	$37,261,170
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.869% (1 Mo. LIBOR + .95%	)#	2/15/2031	28,438	28,473,970
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.269% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	12,038	12,046,273
Credit Suisse Mortgage Capital Certificates 2017-HD C†	3.619% (1 Mo. LIBOR + 1.70%	)#	2/15/2031	6,721	6,725,892
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.419% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	12,130	12,166,099
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.569% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	17,624	17,692,315
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,341	63,559,102
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,019,623
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,362,079
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(j)	4/5/2033	9,850	9,683,763
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	45,838,532
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(j)	7/10/2034	8,250	8,205,962
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197%	#(j)	7/10/2034	9,093	8,732,643
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.869% (1 Mo. LIBOR + .95%	)#	12/15/2030	18,561	18,579,600
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.519% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	14,832	14,856,698
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	15,409	15,356,372
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	13,872,052
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.805%	#(j)	1/15/2049	210,639	20,636,793
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.083%	#(j)	11/15/2049	236,827	14,565,598
DBJPM Mortgage Trust 2016-C3 XA IO	1.508%	#(j)	9/10/2049	197,482	18,669,755
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	10,598	10,692,064
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(j)	7/10/2044	6,825	7,078,736
DBUBS Mortgage Trust 2011-LC2A C†	5.534%	#(j)	7/10/2044	5,000	5,237,806
DBUBS Mortgage Trust 2011-LC3A PM4†	5.098%	#(j)	5/10/2044	9,200	9,320,658
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	18,655	18,177,560
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(j)	6/10/2034	36,862	669,604

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(j)	5/5/2035	$303,200	$309,058,794
DBWF Mortgage Trust 2018-AMXP B†	3.916%	#(j)	5/5/2035	53,868	54,784,106
DBWF Mortgage Trust 2018-AMXP C†	3.916%	#(j)	5/5/2035	49,438	49,539,565
DBWF Mortgage Trust 2018-AMXP D†	3.916%	#(j)	5/5/2035	6,780	6,723,727
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#(j)	12/15/2034	23,295	23,313,582
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(j)	12/15/2034	5,440	5,426,633
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382%	#(j)	12/15/2034	16,767	16,603,207
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,537,084
Great Wolf Trust 2017-WOLF D†	4.169% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	70,104	70,499,975
Great Wolf Trust 2017-WOLF E†	5.169% (1 Mo. LIBOR + 3.10%	)#	9/15/2034	76,090	76,817,055
Great Wolf Trust 2017-WOLF F†	6.139% (1 Mo. LIBOR + 4.07%	)#	9/15/2034	15,289	15,451,583
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	7,400	7,203,983
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	40,072	39,090,440
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	36,614	36,470,517
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,191,099
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#(j)	12/10/2027	22,300	22,228,747
GS Mortgage Securities Corp. II 2013-KING E†	3.435%	#(j)	12/10/2027	3,000	2,950,693
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	4,900	4,912,233
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	35,240	35,662,956
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13%	#(j)	4/10/2034	6,779	6,905,831
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	51,853	51,939,862
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	44,632,103
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,356,730
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,467,055
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067% (1 Mo. LIBOR + 2.30% Floor 2.30%	)#	2/10/2029	13,648	13,772,301
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	23,542	23,167,089
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	35,794	35,175,132
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	11,172	10,955,776
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.769% (1 Mo. LIBOR + .85%	)#	7/15/2032	30,659	30,766,958
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.019% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	10,811	10,877,144
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.269% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	7,734	7,790,203
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.869% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	19,051	19,131,689

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	$3,609	$3,654,301
GS Mortgage Securities Trust 2011-GC3 C†	5.638%	#(j)	3/10/2044	5,000	5,225,746
GS Mortgage Securities Trust 2011-GC5 B†	5.398%	#(j)	8/10/2044	39,535	41,354,450
GS Mortgage Securities Trust 2012-GC6 B†	5.652%	#(j)	1/10/2045	14,812	15,719,947
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.951%	#(j)	1/10/2045	180,218	10,143,484
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,686,378
GS Mortgage Securities Trust 2012-GCJ9 IO	1.968%	#(j)	11/10/2045	91,775	6,549,083
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.354%	#(j)	11/10/2045	92,580	1,353,374
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	12,580	12,213,683
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	2,975	2,972,456
GS Mortgage Securities Trust 2013-GC12 XA IO	1.444%	#(j)	6/10/2046	463,838	26,091,854
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	8,475	8,839,025
GS Mortgage Securities Trust 2014-GC26 XA IO	1.055%	#(j)	11/10/2047	102,677	5,009,624
GS Mortgage Securities Trust 2015-GS1 XA IO	0.817%	#(j)	11/10/2048	95,227	4,576,063
GS Mortgage Securities Trust 2016-GS2 XA IO	1.664%	#(j)	5/10/2049	222,703	20,421,407
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	11,945,649	(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,092,263	(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	28,652,194	(b)
H/2 Asset Funding 2014-1 Ltd.	3.848% (1 Mo. LIBOR + .77%	)#	3/19/2037	50,597	51,390,023
H/2 Asset Funding 2015-1A-AFL	1.846% (1 Mo. LIBOR + 1.70%	)#	6/24/2049	24,919	25,314,535	(b)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	8,661	8,664,218	(b)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	23,276,449	(b)
Hilton Orlando Trust 2018-ORL A†	2.689% (1 Mo. LIBOR + .77%	)#	12/15/2034	25,541	25,604,812
Hilton Orlando Trust 2018-ORL D†	3.619% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	22,717	22,824,338
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	32,841,382
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,371,741
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,787,234
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,097,105
Hospitality Mortgage Trust 2017-HIT B†	3.103% (1 Mo. LIBOR + 1.18%	)#	5/8/2030	14,008	14,056,496
Hospitality Mortgage Trust 2017-HIT C†	3.273% (1 Mo. LIBOR + 1.35%	)#	5/8/2030	9,193	9,224,952
Hospitality Mortgage Trust 2017-HIT D†	4.073% (1 Mo. LIBOR + 2.15%	)#	5/8/2030	31,875	32,052,365
Hospitality Mortgage Trust 2017-HIT E†	5.473% (1 Mo. LIBOR + 3.55%	)#	5/8/2030	47,231	47,650,964

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%	#(j)	8/5/2034	$150,785	$12,282,192
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	53,535	53,151,941
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,871,188
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(j)	8/5/2034	5,000	4,667,658
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(j)	8/5/2034	171,661	8,319,550
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	38,063	37,106,364
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(j)	5/15/2048	20,610	20,478,468
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#(j)	5/15/2048	77,561	2,096,649
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	#(j)	6/12/2047	6,811	6,826,493
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	4,815	4,802,992
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%	#(j)	12/5/2027	5,730	6,092,298
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	5,554	5,672,238
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(j)	11/15/2043	1,710	1,756,761
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(j)	5/15/2045	9,466	9,819,647
JPMorgan Chase Commercial Mortgage Securities Trust 2012-HSBC A†	3.093%		7/5/2032	5,591	5,572,160
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	49,248	49,859,233
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.036%	#(j)	12/15/2047	307,450	11,906,606
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	8,015	8,006,638
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.584%	#(j)	7/15/2045	169,629	3,321,295
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	10,817	10,808,370
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.286%	#(j)	4/15/2046	111,391	5,434,799
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	39,214	39,287,017
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.135%	#(j)	4/15/2047	121,591	2,709,790
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(j)	4/15/2047	34,361	635,840

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.041%	#(j)	11/15/2047	$117,761	$4,638,165
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.957%	#(j)	11/15/2047	205,449	8,741,686
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.121%	#(j)	1/15/2048	201,342	8,896,117
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	157,586	157,522,404
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,612,494
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(j)	6/10/2027	14,352	14,145,343
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(j)	6/10/2027	20,795	16,674,516	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(j)	6/10/2027	102,274	360,004
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(j)	6/10/2027	45,476	31,833
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	4.119% (1 Mo. LIBOR + 2.20%	)#	12/15/2030	5,622	5,632,637
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	5.019% (1 Mo. LIBOR + 3.10%	)#	12/15/2030	29,000	29,105,113
JPMorgan Chase Commercial Mortgage Securities Trust 2014-PHH E†	5.469% (1 Mo. LIBOR + 3.35%	)#	8/15/2027	5,000	5,008,083
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,966	2,959,546
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.916%	#(j)	5/15/2048	100,653	3,302,597
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.667%	#(j)	7/15/2048	145,352	4,296,537
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	4,999,906
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,304,288
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,888,970
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621%	#(j)	9/5/2032	10,696	10,697,126
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688%	#(j)	9/5/2032	242,750	3,300,186
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.808%	#(j)	12/15/2049	175,270	7,306,955

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	$42,735	$42,071,804
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	11,871,713
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,199,178
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(j)	10/5/2031	29,748	29,376,790
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(j)	10/5/2031	9,726	9,503,507
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(j)	10/5/2031	131,129	4,554,766
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(j)	10/5/2031	77,997	1,549,410
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	3.369% (1 Mo. LIBOR + 1.45%	)#	10/15/2033	56,718	56,909,230
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.769% (1 Mo. LIBOR + 2.85%	)#	10/15/2033	8,122	8,147,924
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	5.669% (1 Mo. LIBOR + 3.75%	)#	10/15/2033	22,576	22,706,697
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	21,040,429
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.09%	#(j)	9/15/2050	295,946	20,853,883
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	51,308	51,051,497
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,076,669
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(j)	6/5/2032	15,721	15,685,337
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.178% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	15,163	15,217,306
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.878% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	23,331	23,459,850
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	20,099	20,460,826
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.10% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	53,048	53,147,465
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.80% (1 Mo. LIBOR + 1.90% Floor 1.90%	)#	4/15/2031	14,359	14,385,923

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.20%	#(j)	4/15/2031	$10,608	$10,618,237
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.02% (1 Mo. LIBOR + 3.12% Floor 3.12%	)#	4/15/2031	5,572	5,572,418
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	3.898%	#(j)	5/15/2031	1,896	1,854,512
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#(j)	11/14/2027	190,968	189,808,290
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(j)	11/14/2027	16,023	15,903,332
LMREC, Inc. 2015-CRE1 AR†	2.948% (1 Mo. LIBOR + .98%	)#	2/22/2032	73,866	74,024,443	(b)
LMREC, Inc. 2015-CRE1 BR†	5.468% (1 Mo. LIBOR + 2.25%	)#	2/22/2032	12,355	12,380,760	(b)
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#(j)	1/20/2041	48,615	219,347
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(j)	4/20/2048	14,194	14,059,522
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.949%	#(j)	3/10/2049	113,099	8,339,378
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	34,950	34,572,379
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	27,432,476
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	75,690,039
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	15,016	14,615,874
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	14,900	14,468,855
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,284	43,389,153
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,193,921
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	1,825	1,822,597
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.089%	#(j)	5/15/2046	221,310	9,502,178
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.315%	#(j)	5/15/2046	107,177	1,608,109
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.115%	#(j)	12/15/2047	166,326	7,183,220
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	16,357,701
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.637%	#(j)	5/15/2049	131,971	12,154,428
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.448%	#(j)	11/15/2049	276,055	23,735,581

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	$5,681	$5,509,071
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,226,353
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,309,190
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	10,107	10,159,989
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(j)	3/15/2045	5,000	5,252,144
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.091%	#(j)	3/15/2045	185,295	11,594,182
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	21,993	21,561,442
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,254,456
Morgan Stanley Capital I Trust 2013-WLSR A†	2.695%		1/11/2032	7,744	7,687,326
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	17,225	17,336,742
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(j)	7/13/2029	260,000	917,800
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,466,514
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	9,657,301
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.655%	#(j)	8/15/2049	88,144	8,093,829
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.995%	#(j)	8/15/2049	121,223	8,113,368
Morgan Stanley Capital I Trust 2017-PRME A†	2.819% (1 Mo. LIBOR + .90%	)#	2/15/2034	15,371	15,395,172
Morgan Stanley Capital I Trust 2017-PRME B†	3.269% (1 Mo. LIBOR + 1.35%	)#	2/15/2034	13,290	13,311,451
Morgan Stanley Capital I Trust 2017-PRME C†	3.569% (1 Mo. LIBOR + 1.65%	)#	2/15/2034	6,574	6,584,839
Morgan Stanley Capital I Trust 2017-PRME D†	5.319% (1 Mo. LIBOR + 3.40%	)#	2/15/2034	12,284	12,333,608
Morgan Stanley Capital I Trust 2017-PRME E†	6.419% (1 Mo. LIBOR + 4.50%	)#	2/15/2034	13,142	13,162,117
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	6,505	6,472,913
Motel 6 Trust 2017-MTL6 C†	3.319% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	33,787	33,908,977
Motel 6 Trust 2017-MTL6 D†	4.069% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	138,807	139,694,571
Motel 6 Trust 2017-MTL6 E†	5.169% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	134,532	136,221,013
Motel 6 Trust 2017-MTL6 F†	6.169% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	40,528	41,150,320
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	24,123	23,293,657
MSCG Trust 2016-SNR A†	3.348%	#(j)	11/15/2034	54,599	53,248,805
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	26,573	26,148,921

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	$17,083	$17,012,997
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(j)	11/15/2032	68,091	68,807,767
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(j)	11/15/2032	17,029	17,035,587
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,600,297
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	39,394,491
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	24,769	24,449,045
PFP Ltd. 2017-3 A†	2.969% (1 Mo. LIBOR + 1.05%	)#	1/14/2035	7,401	7,408,476
PFP Ltd. 2017-3 AS†	3.219% (1 Mo. LIBOR + 1.30%	)#	1/14/2035	5,000	5,006,675
PFP Ltd. 2017-3 C†	4.419% (1 Mo. LIBOR + 2.50%	)#	1/14/2035	5,000	5,029,012
Prima Capital CRE Securitization 2015-5A B†	3.50%		12/24/2050	122,787	124,373,236
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	93,302	92,157,651
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	114,841	114,631,044
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	101,766	100,997,661
Prima Capital Ltd.	2.214%		5/24/2021	10,807	10,709,961	(b)
RAIT Trust 2017-FL7 A†	2.869% (1 Mo. LIBOR + .95%	)#	6/15/2037	23,036	23,059,171
RAIT Trust 2017-FL8 A†	2.769% (1 Mo. LIBOR + .85%	)#	12/15/2037	27,394	27,413,148
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	56,680,178
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(j)	6/25/2055	2,322	2,297,373
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	24,101	23,891,115
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	2.81% (1 Mo. LIBOR + .85%	)#	5/25/2034	13,069	13,093,017
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	27,028	26,988,025
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	4,480	4,448,244
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(j)	9/25/2042	2,654	2,568,326
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#(j)	7/5/2036	112,000	4,789,680
Stonemont Portfolio Trust 2017-MONT D†	3.998% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	67,930	68,015,938
Stonemont Portfolio Trust 2017-MONT E†	4.698% (1 Mo. LIBOR + 2.75%	)#	8/20/2030	106,252	107,249,218
Stonemont Portfolio Trust 2017-MONT F†	5.548% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	58,429	59,104,334
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	1,344	1,356,808
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	7,472	7,515,160
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	4,539	4,567,473
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.044%	#(j)	12/15/2050	381,088	28,138,901
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(j)	6/10/2030	6,900	6,698,767

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	$71,467	$72,273,278
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.821%	#(j)	5/10/2063	8,100	8,305,845
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.336%	#(j)	5/10/2063	87,113	3,853,515
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	11,200	11,116,918
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	34,402,969
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	6,200	6,089,409
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	44,320	44,211,389
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	23,406,080
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(j)	3/10/2046	7,000	6,931,747
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.975%	#(j)	3/10/2046	366,237	13,691,475
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.136%	#(j)	4/10/2046	421,536	18,997,687
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,126,434
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,237,556
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	9,453	9,484,010
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,143,248
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,428,255
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.419% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	11,999	12,037,442
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.269% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	33,698	33,918,900
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.419%	#(j)	1/25/2036	4,507	4,504,707
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,091,196
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	19,012,461
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10,749	10,809,560
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.724%	#(j)	6/15/2048	151,827	5,622,903

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	$9,888	$9,874,002
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.60%	#(j)	12/15/2048	66,103	68,450,516
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.74%	#(j)	12/15/2048	82,108	85,475,884
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	9,771,613
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.77%	#(j)	9/15/2048	167,610	6,696,626
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.791%	#(j)	8/15/2049	198,909	22,287,724
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.169%	#(j)	6/15/2049	154,095	17,586,601
Wells Fargo Commercial Mortgage Trust 2017-SMP A†	2.794% (1 Mo. LIBOR + .75%	)#	12/15/2034	22,721	22,736,323
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	3.044% (1 Mo. LIBOR + 1.00%	)#	12/15/2034	16,322	16,337,872
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	26,088,077
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,653	1,714,828
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	56,846,442
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,039,763
West Town Mall Trust 2017-KNOX C†	4.346%	#(j)	7/5/2030	17,640	17,444,173
West Town Mall Trust 2017-KNOX D†	4.346%	#(j)	7/5/2030	21,720	20,966,772
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(j)	2/15/2044	12,146	12,628,171
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	94	94,412
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	11,956	12,055,070
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	21,234	20,874,871
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.574%	#(j)	12/15/2045	57,233	3,260,095
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,065,857
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,432,168
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.759%	#(j)	6/15/2045	17,378	17,851,325
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.428%	#(j)	6/15/2045	343,509	14,977,092
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1	1,118
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.845%	#(j)	8/15/2045	52,498	3,241,244
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	18,575	18,310,128

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(j)	11/15/2045	$9,180	$9,209,888
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	4,959,716
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.214%	#(j)	5/15/2045	261,699	12,855,100
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,763	6,924,656
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	13,733	13,738,825
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.055%	#(j)	5/15/2047	239,406	10,245,539
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.564%	#(j)	5/15/2047	50,603	1,692,725
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.604%	#(j)	8/15/2047	77,369	2,878,286
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.893%	#(j)	9/15/2057	97,047	3,863,933
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452%	#(j)	9/15/2057	37,769	913,302
WFCG Commercial Mortgage Trust 2015-BXRP A†	3.041% (1 Mo. LIBOR + 1.12%	)#	11/15/2029	7,887	7,889,474
WFCG Commercial Mortgage Trust 2015-BXRP C†	3.69% (1 Mo. LIBOR + 1.77%	)#	11/15/2029	4,747	4,748,583
WFRBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	18,511,241
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,893,207,263)					9,759,121,419

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.01%

Oil
Templar Energy LLC (cost $4,677,792)	Zero Coupon			470	3,404,485

	Interest Rate		Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATION 1.13%
U.S. Treasury Note (cost $452,085,256)	2.50%		5/31/2020	$452,557	453,228,767
Total Long-Term Investments (cost $40,202,945,331)					39,754,886,127

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
SHORT-TERM INVESTMENTS 0.92%

COMMERCIAL PAPER 0.55%

Automotive 0.06%
Ford Motor Credit Co.	2.058%		7/16/2018	$23,297	$23,239,049

Chemicals 0.07%
Sherwin Williams Co.	2.491%		6/18/2018	27,243	27,211,481

Financial Services 0.13%
Syngenta Wilmington, Inc.	2.842%		6/6/2018	1,000	999,611
Syngenta Wilmington, Inc.	2.948%		6/25/2018	54,000	53,895,600
Total					54,895,211

Oil: Crude Producers 0.29%
Enbridge Energy Partners LP	2.887%		6/7/2018	60,938	60,909,156
Enbridge Energy Partners LP	2.931%		6/11/2018	25,000	24,980,000
Enbridge Energy Partners LP	3.026%		6/11/2018	28,691	28,667,330
Enbridge Energy Partners LP	3.037%		6/22/2018	500	499,131
Plains All American Pipeline LP	2.84%		6/1/2018	1,000	1,000,000
Total					116,055,617
Total Commercial Paper (cost $221,401,358)					221,401,358

CONVERTIBLE BOND 0.05%

Energy Equipment & Services
Tesla Energy Operations, Inc. (cost $21,135,998)	2.75%		11/1/2018	21,320	21,031,285

CORPORATE BONDS 0.21%

Banks: Regional 0.03%
Santander Holdings USA, Inc.	2.70%		5/24/2019	12,529	12,468,699

Business Services 0.00%
Total System Services, Inc.	2.375%		6/1/2018	425	425,000

Computer Software 0.01%
Fidelity National Information Services, Inc.	2.85%		10/15/2018	2,390	2,394,424

Electric: Power 0.05%
Pacific Gas & Electric Co.	2.549% (3 Mo. LIBOR + .23%	)#	11/28/2018	11,133	11,132,660
South Carolina Electric & Gas Co.	5.25%		11/1/2018	1,985	2,004,747
South Carolina Electric & Gas Co.	6.50%		11/1/2018	6,663	6,762,967
Total					19,900,374

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services 0.01%
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		8/1/2018	$3,857	$3,860,143

Leasing 0.01%
Aviation Capital Group LLC†	2.875%		9/17/2018	4,953	4,955,527

Machinery: Agricultural 0.00%
Imperial Brands Finance plc (United Kingdom)†(d)	2.05%		7/20/2018	1,000	999,352

Media 0.01%
Time Warner Cable LLC	6.75%		7/1/2018	2,000	2,005,691

Metals & Minerals: Miscellaneous 0.02%
Glencore Funding LLC†	2.50%		1/15/2019	6,980	6,973,997
Glencore Funding LLC†	3.708% (3 Mo. LIBOR + 1.36%	)#	1/15/2019	1,320	1,326,293
Total					8,300,290

Oil: Crude Producers 0.07%
Kinder Morgan Energy Partners LP	2.65%		2/1/2019	4,575	4,560,904
ONEOK Partners LP	3.20%		9/15/2018	22,847	22,879,142
Total					27,440,046

Oil: Integrated Domestic 0.00%
Cameron International Corp.	6.375%		7/15/2018	500	502,071
Total Corporate Bonds (cost $83,241,445)					83,251,617

FOREIGN GOVERNMENT OBLIGATION 0.02%

Argentina
Provincia de Buenos Aires†(d) (cost $6,077,998)	9.375%		9/14/2018	6,034	6,103,391

REPURCHASE AGREEMENT 0.09%

Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $35,970,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $38,001,370; proceeds: $37,252,779 (cost $37,251,848)				37,252	37,251,848
Total Repurchase Agreement (cost $37,251,848)					37,251,848
Total Short-Term Investments (cost $369,108,647)					369,039,499
Total Investments in Securities 99.74% (cost $40,572,053,978)					40,123,925,626
Cash and Other Assets in Excess of Liabilities(k) 0.26%					103,942,647
Net Assets 100.00%					$40,227,868,273

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

BRL	Brazilian real.
EUR	euro dollar.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2018.
(i)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts.

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Credit Default Swaps on Indexes - Sell Protection at May 31, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives (quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$28,761,573	$(1,238,427)	$911,294	$(327,133)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	26,656,297	(343,703)	679,636	335,933
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	43,142,360	(1,857,641)	1,366,941	(490,700)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	2,961,811	(38,189)	75,515	37,326
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	71,903,933	(3,096,067)	2,278,235	(817,832)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	14,809,054	(190,946)	377,576	186,630
						$(6,764,973)	$5,689,197	$(1,075,776)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $5,689,197. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

Open Forward Foreign Currency Exchange Contracts at May 31, 2018:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Standard Chartered Bank	12/20/2018	13,515,000	$16,344,095	$16,051,758	$292,337
euro	Sell	Standard Chartered Bank	12/20/2018	9,513,000	11,543,265	11,298,585	244,680
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$537,017

Open Futures Contracts at May 31, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2018	30,000	Long	$6,265,152,182	$6,271,101,342	$5,949,160
U.S. 5-Year Treasury Note	September 2018	1,265	Short	(144,250,719)	(144,071,641)	179,078
Total Unrealized Appreciation on Open Futures Contracts						$6,128,238

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$3,526,222,765	$84,933,037	$3,611,155,802
Remaining Industries	–	6,786,948,499	–	6,786,948,499
Common Stocks
Oil	32,543,946	9,334,405	–	41,878,351
Remaining Industries	181,613	–	–	181,613
Convertible Bonds	–	141,795,364	–	141,795,364
Corporate Bonds	–	15,319,545,788	–	15,319,545,788
Floating Rate Loans
Biotechnology Research & Production	–	–	58,275,538	58,275,538
Chemicals	–	44,860,418	47,137,641	91,998,059
Computer Hardware	–	166,539,104	14,532,261	181,071,365
Computer Software	–	–	27,862,129	27,862,129
Containers	–	–	12,244,669	12,244,669
Electrical Equipment	–	–	40,431,244	40,431,244
Health Care Products	–	–	79,247,662	79,247,662
Health Care Services	–	–	3,024,596	3,024,596
Lodging	–	–	43,847,741	43,847,741
Machinery: Industrial/Specialty	–	–	9,353,695	9,353,695
Miscellaneous	–	13,418,811	34,359,138	47,777,949
Office Furniture & Business Equipment	–	–	12,991,275	12,991,275
Oil	–	–	12,229,662	12,229,662
Oil: Crude Producers	–	–	44,122,417	44,122,417
Real Estate Investment Trusts	–	115,682,410	68,813,910	184,496,320
Retail	–	105,308,823	59,187,698	164,496,521
Remaining Industries	–	146,260,084	–	146,260,084
Foreign Government Obligations	–	373,888,028	–	373,888,028
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,441,344,520	–	1,441,344,520
Government Sponsored Enterprises Pass-Throughs	–	526,841,387	–	526,841,387
Municipal Bonds	–	135,821,178	–	135,821,178
Non-Agency Commercial Mortgage-Backed Securities	–	9,504,773,653	254,347,766	9,759,121,419
Preferred Stock	–	3,404,485	–	3,404,485
U.S. Treasury Obligation	–	453,228,767	–	453,228,767
Short-Term Investments
Commercial Paper	–	221,401,358	–	221,401,358
Convertible Bond	–	21,031,285	–	21,031,285
Corporate Bonds	–	83,251,617	–	83,251,617
Foreign Government Obligation	–	6,103,391	–	6,103,391
Repurchase Agreement	–	37,251,848	–	37,251,848
Total	$32,725,559	$39,184,257,988	$906,942,079	$40,123,925,626

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,075,776)	–	(1,075,776)
Forward Foreign Currency Exchange Contracts
Assets	–	537,017	–	537,017
Liabilities	–	–	–	–
Futures Contracts
Assets	6,128,238	–	–	6,128,238
Liabilities	–	–	–	–
Total	$6,128,238	$(538,759)	$–	$5,589,479

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Non-Agency
					Commercial
					Mortgage-
	Asset-Backed	Convertible	Floating	Foreign	Backed
Investment Type	Securities	Bonds	Rate Loans	Bonds	Securities
Balance as of December 1, 2017	$244,625,703	$120,845	$780,139,328	$152,533	$604,932,622
Accrued Discounts (Premiums)	(3,606)	–	149,664	–	(4,996,781)
Realized Gain (Loss)	(73,432)	140,276	1,110,065	142,423	2,198,088
Change in Unrealized Appreciation (Depreciation)	71,859	852,955	(542,398)	1,111,250	(4,021,885)
Purchases	84,933,037	–	232,633,732	–	86,221,000
Sales	(31,990,000)	(1,114,076)	(466,106,659)	(1,406,206)	(216,182,326)
Transfers into Level 3	–	–	20,277,544	–	39,347,108
Transfers out of Level 3	(212,630,524)	–	–	–	(253,150,060)
Balance as of May 31, 2018	$84,933,037	$–	$567,661,276	$–	$254,347,766
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–	$–	$(626,693)	$–	$(2,710,715)

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 107.56%

ASSET-BACKED SECURITIES 24.84%

Automobiles 11.50%
ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,922	$1,928,712
ACC Trust 2018-1 C†	6.81%	2/21/2023	1,490	1,496,293
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	2,121	2,114,208
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	3,186	3,199,405
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	1,877	1,927,449
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	1,772	1,769,729
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	11,337	11,334,250
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	3,937	3,937,224
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	691	690,485
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	12,846,898
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	174	174,175
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	3,518	3,511,684
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	415	414,807
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	7,123	7,099,507
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	4,919	4,894,381
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	2,728	2,716,210
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	2,022	1,990,395
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	4,419	4,413,381
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	3,109	3,111,493
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,575,471
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	15,130	15,083,297

See Notes to Financial Statements.	325

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	$2,460	$2,462,453
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	2,883	2,872,264
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,901,012
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	746,895
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	533	531,513
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	4,001	3,958,152
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,348,150
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	8,452	8,413,016
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,681,105
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	1,252	1,248,851
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	3,190	3,138,228
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	4,537	4,469,384
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	2,950	2,921,053
CarMax Auto Owner Trust 2014-2 C	2.08%	1/15/2020	2,318	2,317,464
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	2,881	2,878,505
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	294	293,456
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	3,391	3,362,228
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	400	399,121
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	1,622	1,617,381
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	16,752	16,664,987
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	4,829	4,781,407
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	10,383	10,252,718
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	2,425	2,431,828
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,264,900
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	891,603
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,064,701
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	5,690	5,659,330
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,428	1,418,504
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,268,217
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,882,424
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	427	427,825
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	9,500	9,663,652

326	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	$1,642	$1,645,745
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,871,458
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	6,539	6,569,224
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	1,960	1,964,315
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	6,742	6,872,684
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	967	966,537
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	5,026	5,034,562
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,735	1,763,245
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	3,431	3,428,538
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	10,044	10,021,218
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	2,690	2,688,741
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,014,818
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	2,329	2,317,357
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	663	661,408
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	7,217	7,180,610
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	3,932	3,883,358
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	1,475	1,451,092
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	3,832	3,818,329
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	2,941	2,922,643
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	2,205	2,182,485
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	4,071	4,040,158
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	6,512	6,492,857
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	9,083	9,041,735
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	858	856,943
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,593	1,543,346
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	760	731,337
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1,620	1,618,637
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	4,385	4,383,142
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	5,179	5,173,199
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,756,662
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	962	961,334
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	1,988	1,979,325
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	1,062	1,042,629

See Notes to Financial Statements.	327

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%		9/16/2020	$11,139	$11,099,709
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	1,946	1,937,577
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%		9/23/2019	7,123	7,093,931
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	1,375	1,368,037
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	549	548,295
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%		3/16/2020	8,128	8,082,699
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	9,340	9,316,769
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	3,492	3,461,756
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	2,729	2,711,386
Santander Drive Auto Receivables Trust 2013-5 E†	3.73%		3/15/2021	12,435	12,438,009
Santander Drive Auto Receivables Trust 2014-2 C	2.33%		11/15/2019	113	112,485
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	1,417	1,416,629
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	7,125	7,210,592
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	5,816	5,815,512
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	12,623	12,628,144
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	1,161	1,158,511
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,740	1,732,934
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	3,263	3,261,723
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	1,349	1,338,764
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%		11/16/2020	8,292	8,268,068
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	3,476	3,459,978
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	4,877	4,779,328
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	5,176	5,166,304
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	4,025	3,972,012
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	5,058	5,040,862
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	2,497	2,486,386
Total					436,247,852

Credit Cards 4.20%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	9,783	9,651,911
Barclays Dryrock Issuance Trust 2015-4 A	1.72%		8/16/2021	18,191	18,144,384
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	1,141	1,139,985
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	4,055	4,051,005
Citibank Credit Card Issuance Trust 2013-A7	2.359% (1 Mo. LIBOR + .43%	)#	9/10/2020	10,322	10,332,685
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	1,000	1,000,080

328	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	$15,062	$14,993,724
Discover Card Execution Note Trust 2013-A6	2.369% (1 Mo. LIBOR + .45%	)#	4/15/2021	18,705	18,733,809
Discover Card Execution Note Trust 2014-A1	2.349% (1 Mo. LIBOR + .43%	)#	7/15/2021	18,497	18,535,583
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	2,618	2,604,578
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	11,827	11,629,538
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/22/2024	5,251	5,186,969
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	7,697	7,667,106
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	5,631	5,498,501
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	8,959	8,882,737
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	14,800	14,561,563
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	6,515	6,423,265
Total					159,037,423

Home Equity 0.01%
New Century Home Equity Loan Trust 2005-A A6	4.518%		8/25/2035	478	481,703

Other 9.13%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	2,131	2,120,063
AMMC CLO XII Ltd. 2013-12A AR†	3.553% (3 Mo. LIBOR + 1.20%	)#	11/10/2030	5,502	5,532,884
Apidos CLO XVI 2013-16A CR†	5.355% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	1,250	1,251,112
Ares XXIX CLO Ltd. 2014-1A A1R†	3.543% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	7,000	7,007,904
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.375% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	740	742,044
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	287	286,731
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	1,870	1,854,989
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	1,200	1,187,343
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	2,642	2,636,428
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	1,226	1,213,330

See Notes to Financial Statements.	329

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Avery Point IV CLO Ltd. 2014-1A BR†	3.96% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	$2,019	$2,022,136
Avery Point V CLO Ltd. 2014-5A BR†	3.853% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	2,518	2,522,799
Avery Point VII CLO Ltd. 2015-7A A1†	3.848% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	8,181	8,220,033
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	3.849% (3 Mo. LIBOR + 1.49%	)#	1/20/2029	3,581	3,596,501
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.409% (3 Mo. LIBOR + 2.05%	)#	1/20/2029	4,654	4,680,658
Birchwood Park CLO Ltd. 2014-1A AR†	3.528% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	4,000	4,003,283
BlueMountain CLO Ltd. 2014-1A A1R†	3.619% (3 Mo. LIBOR + 1.26%	)#	4/30/2026	4,611	4,616,016
Cavalry CLO IV Ltd. 2014-4A B1R†	3.698% (3 Mo. LIBOR + 1.35%	)#	10/15/2026	1,652	1,653,818
Cent CLO Ltd. 2013-18A A†	3.482% (3 Mo. LIBOR + 1.12%	)#	7/23/2025	911	911,597
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	22	21,805
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	4,131	4,120,990
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	4,954	4,952,785
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	7,326	7,253,162
Crestline Denali CLO XIV Ltd. 2016-1A A†	3.932% (3 Mo. LIBOR + 1.57%	)#	10/23/2028	6,456	6,475,269
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	11,969	11,972,207
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	323	322,847
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	712	710,791
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	962	957,162
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	523	517,232
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	4,115	4,027,150
DLL LLC 2018-1 A3†	3.10%		4/18/2022	10,200	10,240,641
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	1,083	1,083,241
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	7,850	7,687,558
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	3,633	3,637,814
Dryden 34 Senior Loan Fund 2014-34A A1R†	2.88% (3 Mo. LIBOR 1.16%	)#	10/15/2026	3,876	3,876,170
Dryden 38 Senior Loan Fund 2015-38A†	3.778% (3 Mo. LIBOR + 1.43%	)#	7/15/2027	6,683	6,689,729
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	1,189	1,184,419
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	10,624	10,621,472

330	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	$6,558	$6,454,717
Galaxy XXI CLO Ltd. 2015-21A AR†	3.379% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	1,970	1,970,555
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%		3/15/2023	11,118	11,139,872
Hardee’s Funding LLC 2018-1A AII†(a)	4.959%		6/20/2048	7,831	7,831,000
ICG US CLO Ltd. 2015-2A AR†	3.198% (3 Mo. LIBOR + .85%	)#	1/16/2028	8,495	8,496,442
Jamestown CLO VII Ltd. 2015-7A CR†	4.96% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	4,209	4,183,924
Jefferson Mill CLO Ltd. 2015-1A B1†	4.509% (3 Mo. LIBOR + 2.15%	)#	7/20/2027	3,719	3,722,472
JFIN CLO Ltd. 2014-1A B1R†	3.809% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	4,500	4,507,255
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	214	213,281
Massachusetts Educational Financing Authority 2008-1 A1	3.31% (3 Mo. LIBOR + .95%	)#	4/25/2038	3,136	3,157,573
Missouri Higher Education Loan Authority 2012-1 A1	2.79% (1 Mo. LIBOR + 0.83%	)#	1/26/2026	2,862	2,852,423
Mountain View CLO X Ltd. 2015-10A BR†	3.692% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	4,300	4,305,444
Navient Student Loan Trust 2016-7A A†	3.11% (1 Mo. LIBOR + 1.15%	)#	3/25/2066	4,386	4,478,074
Navient Student Loan Trust 2017-2A A†	3.01% (1 Mo. LIBOR + 1.05%	)#	12/27/2066	9,729	9,907,627
OHA Loan Funding Ltd. 2016-1A B1†	4.159% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	12,625	12,683,421
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	2,040	2,047,139
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	2,001,328
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	312,427
Palmer Square Loan Funding Ltd. 2017-1A B†	4.048% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	3,500	3,497,424
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823% (3 Mo. LIBOR + .60%	)#	4/15/2026	8,474	8,475,915
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.273% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	2,878	2,871,527
Palmer Square Loan Funding Ltd. 2018-1A B†	3.623% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	2,179	2,171,442
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.63% (3 Mo. LIBOR + .27%	)#	4/25/2038	1,369	1,325,988
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,151,841

See Notes to Financial Statements.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
Regatta IV Funding Ltd. 2014-1A DR†	5.66% (3 Mo. LIBOR + 3.30%	)#	7/25/2026		$4,250	$4,262,552
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		2,882	2,839,478
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024		8,906	8,952,062
Shackleton CLO Ltd. 2015 7A AR†	3.718% (3 Mo. LIBOR + 1.37%	)#	4/15/2027		2,950	2,951,407
Shackleton CLO Ltd. 2016-9A B†	4.259% (3 Mo. LIBOR + 1.90%	)#	10/20/2028		3,333	3,350,262
SLC Student Loan Trust 2008-1 A4A	3.725% (3 Mo. LIBOR + 1.60%	)#	12/15/2032		9,833	10,158,945
SLM Private Education Loan Trust 2010-A 2A†	5.169% (1 Mo. LIBOR + 3.25%	)#	5/16/2044		925	946,455
SoFi Professional Loan Program LLC 2017-E A1†	2.46% (1 Mo. LIBOR + .50%	)#	11/26/2040		5,208	5,226,988
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040		4,694	4,571,474
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042		7,714	7,521,322
Sound Point CLO II Ltd. 2013-1A A1R†	3.432% (3 Mo. LIBOR + 1.07%	)#	1/26/2031		2,528	2,534,175
Sound Point CLO XI Ltd. 2016-1A A†	4.009% (3 Mo. LIBOR + 1.65%	)#	7/20/2028		550	552,315
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.198% (3 Mo. LIBOR-BBA + 1.85%	)#	1/15/2026		3,000	3,012,799
THL Credit Wind River CLO Ltd. 2014-3A BR†	3.962% (3 Mo. LIBOR + 1.60%	)#	1/22/2027		1,726	1,728,945
Towd Point Asset Trust 2018-SL1 A†(a)	2.583% (1 Mo. LIBOR + .60%	)#	1/25/2046		8,001	7,968,822	(b)
Tralee CLO III Ltd. 2014-3A AR†	3.389% (3 Mo. LIBOR + 1.03%	)#	10/20/2027		9,817	9,836,554
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031		3,486	3,486,236
WhiteHorse VIII Ltd. 2014-1A AR†	3.258% (3 Mo. LIBOR + .90%	)#	5/1/2026		12,198	12,192,171
Total						346,264,186
Total Asset-Backed Securities (cost $945,221,217)						942,031,164

				Shares
				(000)
COMMON STOCKS 0.00%

Electric: Power 0.00%
Eneva SA*(c)				BRL	3	10,075

332	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

	Interest		Maturity	Shares			Fair
Investments	Rate		Date	(000)			Value
Oil 0.00%
Dommo Energia SA*(c)				BRL	305		$135,430
Dommo Energia SA ADR					–	(d)	12,051
Total							147,481
Total Common Stocks (cost $181,010)							157,556

				Principal
				Amount
				(000)
CORPORATE BONDS 28.90%

Aerospace/Defense 0.35%
Bombardier, Inc.(Canada)†(e)	7.50%		3/15/2025		$7,404		7,682,391
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025		5,299		5,504,336
Total							13,186,727

Air Transportation 0.04%
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022		1,320		1,343,967

Apparel 0.07%
PVH Corp.	7.75%		11/15/2023		2,290		2,716,512

Auto Parts: Original Equipment 0.10%
American Axle & Manufacturing, Inc.	6.25%		4/1/2025		3,738		3,705,292

Automotive 1.02%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022		1,797		1,853,156
Daimler Finance North America LLC†	3.75%		2/22/2028		7,425		7,334,631
Ford Motor Co.	7.45%		7/16/2031		10,643		12,593,937
General Motors Co.	6.60%		4/1/2036		12,011		13,393,395
Tesla, Inc.†	5.30%		8/15/2025		4,202		3,660,992
Total							38,836,111

Banks: Regional 5.69%
Akbank Turk AS (Turkey)†(e)	4.00%		1/24/2020		2,450		2,399,050
Akbank Turk AS (Turkey)†(e)	7.20%	#(f)	3/16/2027		1,265		1,224,925
Banco de Credito e Inversiones SA (Chile)†(e)	3.50%		10/12/2027		3,725		3,368,797
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(e)	4.375%		4/11/2027		2,450		2,263,188
Banco Nacional de Comercio Exterior SNC†	4.375%		10/14/2025		1,000		972,500
Bank of America Corp.	3.593%	#(f)	7/21/2028		10,865		10,419,697
Bank of America Corp.	3.824%	#(f)	1/20/2028		11,087		10,842,193
Bank of America Corp.	3.95%		4/21/2025		2,775		2,727,828

See Notes to Financial Statements.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional (continued)
Bank of America Corp.	4.00%		1/22/2025		$4,554	$4,508,450
Bank of America Corp.	4.45%		3/3/2026		2,000	2,020,139
Citigroup, Inc.	3.668%	#(f)	7/24/2028		9,948	9,501,029
Citigroup, Inc.	3.887%	#(f)	1/10/2028		4,625	4,502,088
Citigroup, Inc.	4.45%		9/29/2027		4,060	4,018,161
Goldman Sachs Group, Inc. (The)	4.223%	#(f)	5/1/2029		3,428	3,387,144
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041		3,848	4,608,606
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		3,565	4,283,807
ING Groep NV (Netherlands)(e)	3.95%		3/29/2027		1,680	1,652,055
Intesa Sanpaolo SpA (Italy)†(e)	3.875%		1/12/2028		4,312	3,765,731
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026		3,251	3,002,221
Itau Unibanco Holding SA†	6.125%	#(f)	–	(g)	3,700	3,492,615
JPMorgan Chase & Co.	3.54%	#(f)	5/1/2028		3,733	3,588,473
JPMorgan Chase & Co.	3.782%	#(f)	2/1/2028		21,334	20,868,057
Macquarie Group Ltd. (Australia)†(e)	4.654%	#(f)	3/27/2029		9,640	9,584,809
Morgan Stanley	3.625%		1/20/2027		3,094	2,988,922
Morgan Stanley	3.875%		1/27/2026		2,432	2,406,553
Morgan Stanley	4.00%		7/23/2025		7,227	7,259,794
Morgan Stanley	7.25%		4/1/2032		523	675,686
Popular, Inc.	7.00%		7/1/2019		1,086	1,113,150
Royal Bank of Scotland Group plc (United Kingdom)(e)	4.892%	#(f)	5/18/2029		4,628	4,627,080
Santander UK Group Holdings plc (United Kingdom)†(e)	4.75%		9/15/2025		6,755	6,665,300
Santander UK plc (United Kingdom)†(e)	5.00%		11/7/2023		1,480	1,515,122
Santander UK plc (United Kingdom)(e)	7.95%		10/26/2029		4,693	5,897,369
Toronto-Dominion Bank (The) (Canada)(e)	3.625%	#(f)	9/15/2031		9,952	9,528,226
Turkiye Garanti Bankasi AS (Turkey)†(e)	6.125%	#(f)	5/24/2027		3,200	2,984,320
Turkiye Garanti Bankasi AS (Turkey)†(e)	6.25%		4/20/2021		1,100	1,107,799
UBS AG	7.625%		8/17/2022		8,638	9,631,370
UBS Group Funding Switzerland AG (Switzerland)†(e)	4.253%		3/23/2028		8,783	8,729,157
Wells Fargo & Co.	3.00%		10/23/2026		3,172	2,946,702
Wells Fargo Bank NA	5.85%		2/1/2037		12,028	14,204,144
Wells Fargo Bank NA	6.60%		1/15/2038		8,839	11,288,618
Westpac Banking Corp. (Australia)(e)	4.322%	#(f)	11/23/2031		5,402	5,250,759
Total						215,821,634

Beverages 0.97%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036		14,245	14,658,152
Anheuser-Busch InBev Worldwide, Inc.	4.00%		4/13/2028		7,314	7,301,779

334	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages (continued)
Bacardi Ltd.†	4.70%	5/15/2028	$7,310	$7,286,267
Becle SAB de CV (Mexico)†(e)	3.75%	5/13/2025	1,900	1,832,767
Maple Escrow Subsidiary, Inc.†	4.597%	5/25/2028	5,882	5,896,676
Total				36,975,641

Building Materials 0.19%
CRH America Finance, Inc.†	4.50%	4/4/2048	2,758	2,609,384
James Hardie International Finance DAC (Ireland)†(e)	4.75%	1/15/2025	3,591	3,505,714
Standard Industries, Inc.†	6.00%	10/15/2025	967	981,505
Total				7,096,603

Business Services 0.91%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.00%	7/30/2027	2,055	1,885,070
Ahern Rentals, Inc.†	7.375%	5/15/2023	5,833	5,716,340
Ashtead Capital, Inc.†	4.375%	8/15/2027	2,043	1,894,882
Brink’s Co. (The)†	4.625%	10/15/2027	4,100	3,700,250
Rent-A-Center, Inc.	4.75%	5/1/2021	2,813	2,644,220
Team Health Holdings, Inc.†	6.375%	2/1/2025	4,321	3,759,270
Total System Services, Inc.	4.00%	6/1/2023	4,435	4,470,073
United Rentals North America, Inc.	4.875%	1/15/2028	4,942	4,653,387
Weight Watchers International, Inc.†	8.625%	12/1/2025	5,240	5,724,700
Total				34,448,192

Chemicals 0.90%
Braskem Netherlands Finance BV (Netherlands)†(e)	4.50%	1/10/2028	3,800	3,562,120
Chemours Co. (The)	5.375%	5/15/2027	1,903	1,864,940
Chemours Co. (The)	7.00%	5/15/2025	3,411	3,675,352
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%	7/19/2022	4,000	3,879,708
Equate Petrochemical BV (Netherlands)†(e)	4.25%	11/3/2026	4,800	4,633,766
Mexichem SAB de CV (Mexico)†(e)	4.875%	9/19/2022	1,364	1,377,640
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(e)	3.949%	4/24/2023	6,720	6,391,896
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	7,209	7,474,868
Syngenta Finance NV (Netherlands)†(e)	4.441%	4/24/2023	1,200	1,198,850
Total				34,059,140

Coal 0.29%
Peabody Energy Corp.†	6.375%	3/31/2025	5,444	5,668,565
Warrior Met Coal, Inc.†	8.00%	11/1/2024	5,365	5,505,831
Total				11,174,396

See Notes to Financial Statements.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Computer Hardware 0.48%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	$1,941	$1,948,924
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,844,649
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	911,600
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	5,142	5,526,260
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	6,553	7,966,191
Total				18,197,624

Computer Software 0.18%
Oracle Corp.	6.125%	7/8/2039	2,768	3,506,781
salesforce.com, Inc.	3.70%	4/11/2028	3,477	3,459,349
Total				6,966,130

Construction/Homebuilding 0.36%
AV Homes, Inc.	6.625%	5/15/2022	3,521	3,583,498
Century Communities, Inc.	5.875%	7/15/2025	2,455	2,326,112
PulteGroup, Inc.	7.875%	6/15/2032	3,136	3,622,080
TRI Pointe Group, Inc.	5.25%	6/1/2027	2,171	2,026,520
William Lyon Homes, Inc.	5.875%	1/31/2025	2,154	2,053,731
Total				13,611,941

Containers 0.11%
Amcor Finance USA, Inc.†	4.50%	5/15/2028	2,392	2,418,074
BWAY Holding Co.†	7.25%	4/15/2025	1,845	1,816,218
Total				4,234,292

Diversified 0.02%
KOC Holding AS (Turkey)†(e)	5.25%	3/15/2023	625	616,767

Drugs 0.34%
Bayer Corp.†	6.65%	2/15/2028	1,881	2,187,899
CVS Health Corp.	4.30%	3/25/2028	4,684	4,657,809
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	2.20%	7/21/2021	2,645	2,430,975
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	3,583	3,564,189
Total				12,840,872

Electric: Power 1.65%
Appalachian Power Co.	7.00%	4/1/2038	3,100	4,160,175
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	7,038	7,063,804
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	2,177	2,050,748
Edison International	4.125%	3/15/2028	3,511	3,495,076

336	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(e)	4.45%	8/1/2035	$1,845	$1,762,711
Entergy Louisiana LLC	4.00%	3/15/2033	2,862	2,897,612
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,531,526
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,600,393
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	3,022,828
Minejesa Capital BV (Netherlands)†(e)	4.625%	8/10/2030	1,800	1,670,614
Orazul Energy Egenor S en C por A (Peru)†(e)	5.625%	4/28/2027	3,936	3,596,520
Origin Energy Finance Ltd. (Australia)†(e)	3.50%	10/9/2018	1,500	1,501,210
Pacific Gas & Electric Co.	3.30%	12/1/2027	12,555	11,615,726
PSEG Power LLC	8.625%	4/15/2031	2,322	3,059,214
South Carolina Electric & Gas Co.	6.05%	1/15/2038	4,911	5,667,377
South Carolina Electric & Gas Co.	6.625%	2/1/2032	1,709	2,036,430
Vistra Energy Corp.	7.625%	11/1/2024	1,748	1,885,655
Total				62,617,619

Electrical Equipment 0.13%
Xilinx, Inc.	2.95%	6/1/2024	5,120	4,893,603

Engineering & Contracting Services 0.32%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(e)	6.75%	3/30/2029	1,955	2,038,088
Brand Industrial Services, Inc.†	8.50%	7/15/2025	7,153	7,340,766
China Railway Resources Huitung Ltd. (Hong Kong)(e)	3.85%	2/5/2023	2,849	2,856,698
Total				12,235,552

Entertainment 0.35%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	1,554	1,546,230
Eldorado Resorts, Inc.	6.00%	4/1/2025	3,772	3,772,000
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	2,986	3,127,835
Mohegan Gaming & Entertainment†(h)	7.875%	10/15/2024	5,045	4,817,975
Total				13,264,040

Financial Services 1.48%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	2,954,934
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,644,466
BrightSphere Investment Group plc (United Kingdom)(e)	4.80%	7/27/2026	3,066	3,037,481
Discover Financial Services	4.10%	2/9/2027	1,910	1,851,530

See Notes to Financial Statements.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
GE Capital International Funding Co. Unlimited Co. (Ireland)(e)	4.418%	11/15/2035	$16,744	$16,065,739
International Lease Finance Corp.	5.875%	4/1/2019	8,844	9,038,368
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,149,001
Navient Corp.	6.625%	7/26/2021	5,327	5,540,080
Navient Corp.	6.75%	6/25/2025	1,809	1,844,637
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,312	2,335,176
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	4,640,986
Quicken Loans, Inc.†	5.25%	1/15/2028	2,012	1,848,525
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	4,400	4,224,000
Total				56,174,923

Food 0.15%
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	2,538	2,544,345
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,262	2,185,657
Gruma SAB de CV (Mexico)†(e)	4.875%	12/1/2024	1,100	1,116,511
Total				5,846,513

Health Care Services 1.04%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	4,692	4,768,245
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	722	750,880
Ascension Health	3.945%	11/15/2046	1,803	1,800,385
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,553	4,439,175
HCA, Inc.	5.50%	6/15/2047	7,559	7,067,665
HCA, Inc.	7.50%	11/6/2033	880	954,800
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,452	2,492,090
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	670,800
New York-Presbyterian Hospital (The)	4.063%	8/1/2056	3,330	3,253,450
NYU Langone Hospitals	4.368%	7/1/2047	578	595,029
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	5,137	5,323,216
WellCare Health Plans, Inc.	5.25%	4/1/2025	7,421	7,421,000
Total				39,536,735

Insurance 0.58%
Assurant, Inc.	4.90%	3/27/2028	3,627	3,663,837
CNO Financial Group, Inc.	5.25%	5/30/2025	5,472	5,526,720
Lincoln National Corp.	6.30%	10/9/2037	1,378	1,663,583
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,921	8,528,559

338	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Willis North America, Inc.	7.00%	9/29/2019	$2,555	$2,679,509
Total				22,062,208

Investment Management Companies 0.02%
GrupoSura Finance SA†	5.50%	4/29/2026	750	774,000

Leisure 0.31%
Carlson Travel, Inc.†	6.75%	12/15/2023	3,073	3,000,016
Carnival plc	7.875%	6/1/2027	3,957	5,024,173
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	3,480	3,645,300
Total				11,669,489

Machinery: Industrial/Specialty 0.41%
Nvent Finance Sarl (Luxembourg)†(e)	4.55%	4/15/2028	13,974	13,765,197
SPX FLOW, Inc.†	5.625%	8/15/2024	1,847	1,833,147
Total				15,598,344

Machinery: Oil Well Equipment & Services 0.15%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	5,221	5,583,703

Manufacturing 0.31%
General Electric Co.	6.15%	8/7/2037	2,787	3,263,695
Koppers, Inc.†	6.00%	2/15/2025	2,485	2,525,381
Siemens Financieringsmaatschappij NV (Netherlands)†(e)	2.35%	10/15/2026	6,435	5,801,609
Total				11,590,685

Media 1.47%
21st Century Fox America, Inc.	7.75%	12/1/2045	2,990	4,382,121
Cablevision Systems Corp.	5.875%	9/15/2022	3,673	3,673,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,871	1,837,696
Comcast Corp.	3.15%	3/1/2026	12,598	11,857,758
Comcast Corp.	3.969%	11/1/2047	4,687	4,142,522
Cox Communications, Inc.†	4.50%	6/30/2043	3,857	3,410,030
Cox Communications, Inc.†	4.70%	12/15/2042	2,680	2,418,860
Cox Communications, Inc.†	8.375%	3/1/2039	6,139	8,233,999
Myriad International Holdings BV (Netherlands)†(e)	5.50%	7/21/2025	5,300	5,494,065
Time Warner Cable LLC	7.30%	7/1/2038	2,708	3,151,665
Time Warner Entertainment Co. LP	8.375%	7/15/2033	2,400	3,050,986
VTR Finance BV (Chile)†(e)	6.875%	1/15/2024	3,890	3,977,136
Total				55,629,838

See Notes to Financial Statements.	339

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.02%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	$821	$866,155

Metals & Minerals: Miscellaneous 0.85%
Anglo American Capital plc (United Kingdom)†(e)	4.00%	9/11/2027	10,010	9,414,958
Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027	5,318	5,296,607
Barrick North America Finance LLC	7.50%	9/15/2038	711	924,820
Corp. Nacional del Cobre de Chile (Chile)†(e)	4.50%	9/16/2025	4,400	4,504,058
Freeport-McMoRan, Inc.	3.875%	3/15/2023	1,814	1,748,242
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%	10/25/2042	4,388	4,429,936
Hudbay Minerals, Inc. (Canada)†(e)	7.625%	1/15/2025	703	741,665
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	1,969	2,047,150
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%	4/11/2023	3,200	3,083,264
Total				32,190,700

Natural Gas 0.13%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	4,967,190

Oil 2.01%
Afren plc (United Kingdom)†(e)(i)	10.25%	4/8/2019	2,537	11,113
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,002	2,042,040
California Resources Corp.†	8.00%	12/15/2022	5,920	5,254,000
Continental Resources, Inc.	3.80%	6/1/2024	5,621	5,503,686
Eni SpA (Italy)†(e)	5.70%	10/1/2040	12,550	13,587,321
Equinor ASA (Norway)(e)	7.15%	11/15/2025	4,060	4,979,598
Gazprom OAO via Gaz Capital SA (Luxembourg)†(e)	4.95%	2/6/2028	1,300	1,275,578
Halcon Resources Corp.	6.75%	2/15/2025	2,181	2,055,592
Kerr-McGee Corp.	7.875%	9/15/2031	1,873	2,413,012
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	1,788	1,622,610
OGX Austria GmbH (Brazil)†(e)(i)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(e)	5.625%	5/20/2043	2,300	2,254,996
Petrobras Global Finance BV (Netherlands)(e)	4.375%	5/20/2023	2,346	2,222,483
Petrobras Global Finance BV (Netherlands)(e)	7.25%	3/17/2044	5,436	5,123,430
Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	6,372	5,951,448
Precision Drilling Corp. (Canada)(e)	7.75%	12/15/2023	950	1,009,375
Raizen Fuels Finance SA (Luxembourg)†(e)	5.30%	1/20/2027	4,142	3,971,681
Sanchez Energy Corp.	6.125%	1/15/2023	4,843	3,208,487
Sinopec Group Overseas Development Ltd. (British Virgin Islands)†	4.375%	10/17/2023	1,548	1,590,797
SM Energy Co.	6.50%	1/1/2023	1,745	1,779,900

340	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Valero Energy Corp.	10.50%	3/15/2039	$3,563	$5,821,507
WPX Energy, Inc.	5.25%	9/15/2024	2,783	2,769,085
YPF SA (Argentina)†(e)	8.50%	7/28/2025	1,787	1,829,441
Total				76,277,215

Oil: Crude Producers 0.70%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	2,240	2,098,864
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	3,802	3,792,495
Colonial Pipeline Co.†	4.25%	4/15/2048	4,898	4,790,204
Energy Transfer Partners LP	7.50%	7/1/2038	3,541	4,131,058
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	487,297
GNL Quintero SA (Chile)†(e)	4.634%	7/31/2029	1,650	1,619,888
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,116,211
Kinder Morgan, Inc.	7.75%	1/15/2032	3,820	4,742,936
Peru LNG Srl (Peru)†(e)	5.375%	3/22/2030	900	893,790
Total				26,672,743

Oil: Integrated Domestic 0.34%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	7,543	7,091,873
Halliburton Co.	7.45%	9/15/2039	571	777,308
National Oilwell Varco, Inc.	3.95%	12/1/2042	3,023	2,644,845
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,364	2,408,631
Total				12,922,657

Paper & Forest Products 0.09%
Fibria Overseas Finance Ltd. (Brazil)(e)	4.00%	1/14/2025	3,850	3,605,929

Real Estate Investment Trusts 1.51%
China Evergrande Group (China)(e)	8.75%	6/28/2025	7,000	6,484,660
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023	4,000	3,772,152
EPR Properties	4.50%	6/1/2027	1,000	958,304
EPR Properties	4.75%	12/15/2026	3,792	3,721,192
EPR Properties	4.95%	4/15/2028	2,816	2,740,885
EPR Properties	5.25%	7/15/2023	7,327	7,592,339
Hunt Cos, Inc.†	6.25%	2/15/2026	3,899	3,679,681
Kilroy Realty LP	6.625%	6/1/2020	517	549,957
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	1,327	1,346,905

See Notes to Financial Statements.	341

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(e)	3.875%	3/20/2027	$5,683	$5,638,647
VEREIT Operating Partnership LP	3.00%	2/6/2019	9,292	9,295,601
VEREIT Operating Partnership LP	4.875%	6/1/2026	11,338	11,304,667
Total				57,084,990

Retail 0.19%
CEC Entertainment, Inc.	8.00%	2/15/2022	3,898	3,493,582
IRB Holding Corp.†	6.75%	2/15/2026	3,780	3,581,550
Total				7,075,132

Steel 0.22%
AK Steel Corp.	7.00%	3/15/2027	2,930	2,812,800
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	4,188	4,012,627
Vale Overseas Ltd. (Brazil)(e)	6.875%	11/10/2039	1,300	1,485,250
Total				8,310,677

Technology 1.34%
Alibaba Group Holding Ltd. (China)(e)	3.60%	11/28/2024	5,900	5,840,612
Alibaba Group Holding Ltd. (China)(e)	4.20%	12/6/2047	3,625	3,429,047
Alibaba Group Holding Ltd. (China)(e)	4.40%	12/6/2057	423	398,556
Amazon.com, Inc.†	3.15%	8/22/2027	79	76,301
Amazon.com, Inc.	5.20%	12/3/2025	9,379	10,418,914
Baidu, Inc. (China)(e)	3.50%	11/28/2022	3,350	3,314,684
Baidu, Inc. (China)(e)	3.875%	9/29/2023	2,900	2,907,613
Netflix, Inc.	4.375%	11/15/2026	10,042	9,511,682
Tencent Holdings Ltd. (China)†(e)	3.375%	5/2/2019	3,500	3,521,570
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	11,728	11,238,188
Total				50,657,167

Telecommunications 0.71%
AT&T, Inc.	6.00%	8/15/2040	2,003	2,157,912
Frontier Communications Corp.	11.00%	9/15/2025	4,546	3,659,530
Intelsat Connect Finance SA (Luxembourg)†(e)	12.50%	4/1/2022	3,773	3,659,810
MTN Mauritius Investment Ltd. (Mauritius)†(e)	4.755%	11/11/2024	1,865	1,759,132
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,711,233
T-Mobile USA, Inc.	6.50%	1/15/2026	3,524	3,686,985
VEON Holdings BV (Netherlands)†(e)	5.95%	2/13/2023	750	761,475
Verizon Communications, Inc.	4.862%	8/21/2046	3,459	3,346,245
Vodafone Group plc (United Kingdom)(e)	4.375%	5/30/2028	3,588	3,566,074

342	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Vodafone Group plc (United Kingdom)(e)	5.25%		5/30/2048	$2,653	$2,685,813
Total					26,994,209

Transportation: Miscellaneous 0.27%
Autoridad del Canal de Panama (Panama)†(e)	4.95%		7/29/2035	200	206,000
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	2,380	2,880,187
Canadian Pacific Railway Co. (Canada)(e)	4.00%		6/1/2028	2,486	2,528,949
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	1,500	1,501,381
Rumo Luxembourg Sarl (Luxembourg)†(e)	7.375%		2/9/2024	3,163	3,280,031
Total					10,396,548

Utilities 0.13%
Aquarion Co.†	4.00%		8/15/2024	4,791	4,869,147
Total Corporate Bonds (cost $1,120,841,413)					1,096,199,552

FLOATING RATE LOANS(j) 0.77%

Auto Parts: Original Equipment 0.10%
Jason, Inc. 1st Lien Initial Term Loan	–	(k)	6/30/2021	3,879	3,827,744

Business Services 0.10%
BakerCorp International, Inc. Refinanced Term Loan	5.359% (3 Mo. LIBOR + 3.00%	)	2/7/2020	3,830	3,797,642

Food/Tobacco 0.10%
CEC Entertainment, Inc. Term B Loan	5.23% (1 Mo. LIBOR + 3.25%	)	2/12/2021	3,990	3,737,766

Insurance 0.10%
York Risk Services Holding Corp. Term Loan	5.73% (1 Mo. LIBOR + 3.75%	)	10/1/2021	3,919	3,823,816

Manufacturing 0.10%
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.953% (3 Mo. LIBOR + 3.00%	)	11/23/2020	3,933	3,860,422

Miscellaneous 0.10%
Utex Industries, Inc. 1st Lien Initial Term Loan	–	(k)	5/21/2021	3,869	3,845,737

Service 0.11%
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.802% (3 Mo. LIBOR + 4.50%	)	11/27/2020	4,038	3,870,185

See Notes to Financial Statements.	343

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.06%
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.802% (3 Mo. LIBOR + 8.50%	)	8/18/2023		$2,238	$2,252,928
Total Floating Rate Loans (cost $29,266,177)						29,016,240

FOREIGN BOND 0.04%

Mexico
Red de Carreteras de Occidente S.A.P.I.B. de CV†(c) (cost $2,515,344)	9.00%		6/10/2028	MXN	31,250	1,523,911

FOREIGN GOVERNMENT OBLIGATIONS 7.26%

Angola 0.12%
Republic of Angola†(e)	9.50%		11/12/2025		$3,900	4,391,533

Argentina 0.55%
City of Buenos Aires(c)	29.319% (BADLAR + 3.25%	)#	3/29/2024	ARS	12,100	443,356
Provincia de Buenos Aires†(e)	6.50%		2/15/2023		$1,533	1,477,429
Provincia de Mendoza†(e)	8.375%		5/19/2024		2,850	2,807,250
Provincia of Neuquen†(e)	8.625%		5/12/2028		1,500	1,487,010
Republic of Argentina(e)	4.625%		1/11/2023		2,120	1,931,606
Republic of Argentina(e)	6.875%		1/26/2027		7,315	6,932,864
Republic of Argentina(e)	7.625%		4/22/2046		150	133,125
Republic of Argentina(e)	8.28%		12/31/2033		5,701	5,737,798
Total						20,950,438

Bahamas 0.13%
Commonwealth of Bahamas†(e)	6.00%		11/21/2028		2,750	2,798,125
Commonwealth of Bahamas†(e)	6.95%		11/20/2029		1,943	2,127,585
Total						4,925,710

Bermuda 0.08%
Government of Bermuda†	3.717%		1/25/2027		3,090	2,933,801

Brazil 0.05%
Federal Republic of Brazil(e)	4.25%		1/7/2025		1,000	958,250
Federal Republic of Brazil(e)	5.00%		1/27/2045		1,000	811,500
Total						1,769,750

Canada 2.77%
Ontario Teachers’ Finance Trust†(e)	2.75%		4/16/2021		10,428	10,394,829
Province of Alberta Canada(e)	3.30%		3/15/2028		27,580	27,570,348
Province of Ontario Canada(e)	2.20%		10/3/2022		43,756	42,199,348

344	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Canada (continued)
Province of Ontario Canada(e)	2.50%	9/10/2021	$9,179	$9,044,593
Province of Quebec Canada(e)	2.375%	1/31/2022	16,357	16,005,081
Total				105,214,199

Cayman Islands 0.02%
Cayman Islands Government†	5.95%	11/24/2019	800	842,000

Colombia 0.12%
Republic of Colombia(e)	3.875%	4/25/2027	4,700	4,494,375

Dominican Republic 0.04%
Dominican Republic†(e)	6.50%	2/15/2048	1,500	1,441,553

Egypt 0.09%
Arab Republic of Egypt†(e)	6.125%	1/31/2022	1,700	1,721,104
Arab Republic of Egypt†(e)	7.903%	2/21/2048	1,560	1,573,324
Total				3,294,428

Ghana 0.04%
Republic of Ghana†(e)	7.875%	8/7/2023	1,535	1,632,396

Indonesia 0.23%
Perusahaan Penerbit SBSN†(e)	4.00%	11/21/2018	1,700	1,708,279
Republic of Indonesia†(e)	4.35%	1/8/2027	6,900	6,888,580
Total				8,596,859

Japan 2.11%
Japan Bank for International Corp.(e)	2.375%	7/21/2022	11,034	10,714,002
Japan Bank for International Corp.(e)	2.375%	11/16/2022	24,978	24,197,170
Japan Bank for International Corp.(e)	2.50%	6/1/2022	46,152	45,139,175
Total				80,050,347

Latvia 0.06%
Republic of Latvia†(e)	5.25%	6/16/2021	2,047	2,158,715

Lithuania 0.12%
Republic of Lithuania†(e)	7.375%	2/11/2020	4,078	4,364,426

Mexico 0.13%
United Mexican States(e)	4.00%	10/2/2023	5,095	5,112,196

Nigeria 0.05%
Republic of Nigeria†(e)	7.143%	2/23/2030	2,000	2,008,780

See Notes to Financial Statements.	345

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.12%
State of Qatar†(e)	3.25%		6/2/2026	$2,571	$2,408,955
State of Qatar†(e)	5.103%		4/23/2048	2,100	2,093,051
Total					4,502,006

Romania 0.01%
Republic of Romania†(e)	6.125%		1/22/2044	320	373,797

Sri Lanka 0.14%
Republic of Sri Lanka†(e)	6.20%		5/11/2027	3,400	3,247,938
Republic of Sri Lanka†(e)	6.25%		7/27/2021	1,000	1,017,162
Republic of Sri Lanka†(e)	6.85%		11/3/2025	1,100	1,104,368
Total					5,369,468

Turkey 0.21%
Republic of Turkey(e)	3.25%		3/23/2023	1,350	1,213,662
Republic of Turkey(e)	5.625%		3/30/2021	4,265	4,286,214
Republic of Turkey(e)	5.75%		3/22/2024	2,625	2,575,986
Total					8,075,862

Uruguay 0.07%
Republic of Uruguay(e)	4.975%		4/20/2055	2,852	2,752,180
Total Foreign Government Obligations (cost $279,520,097)					275,254,819

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.59%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	7,090	7,115,467
Federal Home Loan Mortgage Corp. Q001 XA IO	2.289%	#(l)	2/25/2032	17,637	2,680,681
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	217	215,633
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(l)	11/16/2055	7,091	6,982,342
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(l)	2/16/2049	5,619	5,513,912
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(l)	2/16/2053	1,497	1,465,781
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	11,166	10,826,316
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,779	8,440,109
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,486	4,325,788
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,940	2,823,229
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,452	3,351,918
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,881	2,782,864
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	4,020	3,880,370
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $62,140,141)					60,404,410

346	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.44%
Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	$34,764	$35,579,947
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	1,350	1,401,685
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	14,751	14,818,120
Federal National Mortgage Assoc.(m)	3.50%		TBA	45,600	45,445,030
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	68,572	70,246,628
Federal National Mortgage Assoc.(m)	4.00%		TBA	259,000	264,584,695
Federal National Mortgage Assoc.(m)	4.50%		TBA	286,700	299,265,531
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	5,323	5,794,833
Total Government Sponsored Enterprises Pass-Throughs (cost $738,381,125)					737,136,469

MUNICIPAL BONDS 0.13%

Miscellaneous
North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,141,110
Pennsylvania	5.35%		5/1/2030	1,600	1,663,280
Total Municipal Bonds (cost $4,789,679)					4,804,390

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.84%
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.769% (1 Mo. LIBOR + .85% Floor .85%	)#(l)	1/15/2033	3,530	3,531,999
BANK 2018-BN10 AS	3.898%		2/15/2061	5,800	5,825,413
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	6,137	5,857,057
BX Trust 2018-GW A†	2.70% (1 Mo. LIBOR + .80% Floor .80%	)#(l)	5/15/2035	9,610	9,629,435
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,471,376
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,410,647
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(l)	11/15/2050	2,155	2,169,653
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.185%	#(l)	10/10/2047	50,626	674,728
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	6,105,163
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.206%	#(l)	8/10/2047	5,239	237,583
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#(l)	7/10/2050	1,570	1,598,934
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(l)	7/10/2050	2,684	2,518,920
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#(l)	7/10/2050	7,809	6,556,558

See Notes to Financial Statements.	347

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.649% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	$4,891	$4,897,167
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,692,469
DBWF Mortgage Trust 2015-LCM D†	3.421%	#(l)	6/10/2034	1,620	1,380,113
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(l)	12/15/2034	1,732	1,723,928
GS Mortgage Securities Trust 2014-GC26 C	4.51%	#(l)	11/10/2047	135	133,186
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#(l)	7/10/2048	1,230	1,225,280
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(l)	8/5/2034	19,156	713,082
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,117,128
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(l)	8/5/2034	3,741	3,491,875
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(l)	8/5/2034	22,024	467,239
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.135%	#(l)	4/15/2047	5,349	119,198
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.266%	#(l)	4/15/2047	1,595	29,515
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.307%	#(l)	7/15/2048	2,500	2,423,500
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	779	652,193
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(l)	9/25/2042	350	332,904
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(l)	1/5/2043	695	662,112
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(l)	1/5/2043	450	442,171
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(l)	6/10/2030	3,905	3,702,227
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.29%	#(l)	7/15/2046	5,195	4,377,591
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.131%	#(l)	5/15/2048	7,460	6,195,265
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.879%	#(l)	1/15/2059	2,748	2,261,117
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.055%	#(l)	5/15/2047	10,411	445,562
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.564%	#(l)	5/15/2047	2,205	73,760
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.646%	#(l)	10/15/2057	67,113	1,997,684
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(l)	10/15/2057	100,000	1,550,990
Total Non-Agency Commercial Mortgage-Backed Securities (cost $106,688,478)					107,694,722

348	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS 21.75%
U.S. Treasury Bond	3.00%	2/15/2048	$77,072	$76,799,538
U.S. Treasury Bond	3.125%	5/15/2048	66,282	67,660,717
U.S. Treasury Bond	3.625%	2/15/2044	66,925	74,276,293
U.S. Treasury Note	1.625%	11/15/2022	32,868	31,437,087
U.S. Treasury Note	2.50%	5/31/2020	71,105	71,210,547
U.S. Treasury Note	2.75%	5/31/2023	487,152	488,626,775
U.S. Treasury Note	2.75%	2/15/2028	15,200	15,059,280
Total U.S. Treasury Obligations (cost $818,506,135)				825,070,237
Total Long-Term Investments (cost $4,108,050,816)				4,079,293,470

SHORT-TERM INVESTMENTS 5.88%

ASSET-BACKED SECURITY 0.08%

Automobiles
GM Financial Automobile Leasing Trust 2016-3 A3 (cost $3,203,922)	1.61%	12/20/2019	3,214	3,202,820

REPURCHASE AGREEMENTS 5.80%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $16,430,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $16,109,566; proceeds: $15,793,963			15,794	15,793,568
Repurchase Agreement dated 5/31/2018, 1.70% due 6/1/2018 with JPMorgan Chase & Co. collateralized by $217,339,000 of U.S. Treasury Note at 1.75% due 5/15/2023; value: $207,972,162; proceeds: $204,009,633			204,000	204,000,000
Total Repurchase Agreements (cost $219,793,568)				219,793,568
Total Short-Term Investments (cost $222,997,490)				222,996,388
Total Investments in Securities 113.44% (cost $4,331,048,306)				4,302,289,858
Liabilities in Excess of Cash, Foreign Cash and Other Assets(n) (13.44%)				(509,714,035)
Net Assets 100.00%				$3,792,575,823

ARS	Argentine Peso.
BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

See Notes to Financial Statements.	349

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than $1,000.
(e)	Foreign security traded in U.S. dollars.
(f)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2018 (See Note 2(n)).
(i)	Defaulted (non-income producing security).
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2018.
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and reverse repurchase agreements as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2018:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Brazilian real	Sell	Goldman Sachs	7/12/2018	2,600,000	$761,325	$695,672	$65,653
Mexican peso	Sell	Citibank	8/14/2018	31,455,000	1,604,697	1,558,052	46,645
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$112,298

350	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2018	2,438	Long	$516,890,547	$517,427,409	$536,862
U.S. 5-Year Treasury Note	September 2018	839	Short	(95,798,891)	(95,554,234)	244,657
U.S. Long Bond	September 2018	1,167	Long	168,998,253	169,360,875	362,622
Total Unrealized Appreciation on Open Futures Contracts						$1,144,141

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2018	803	Short	$(103,058,650)	$(103,060,031)	$(1,381)
U.S. 10-Year Treasury Note	September 2018	393	Short	(46,987,367)	(47,331,938)	(344,571)
Ultra Long U.S. Treasury Bond	September 2018	409	Short	(65,040,262)	(65,235,500)	(195,238)
Total Unrealized Depreciation on Open Futures Contracts						$(541,190)

Reverse Repurchase Agreements Payable as of May 31, 2018:

		Collateral
	Principal	Held by	Interest	Trade	Maturity	Fair
Counterparty	Amount	Counterparty	Rate(1)	Date	Date(2)	Value(3)
J.P. Morgan Chase & Co.	$466,833	$600,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $573,000 fair value	(6.00)%	4/6/2018	On Demand	$462,476

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $4,357.

See Notes to Financial Statements.	351

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$338,295,364	$7,968,822	$346,264,186
Remaining Industries	–	595,766,978	–	595,766,978
Common Stocks
Electric: Power	10,075	–	–	10,075
Oil	12,051	135,430	–	147,481
Corporate Bonds	–	1,096,199,552	–	1,096,199,552
Floating Rate Loans	–	29,016,240	–	29,016,240
Foreign Bond	–	1,523,911	–	1,523,911
Foreign Government Obligations	–	275,254,819	–	275,254,819
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	60,404,410	–	60,404,410
Government Sponsored Enterprises Pass-Throughs	–	737,136,469	–	737,136,469
Municipal Bonds	–	4,804,390	–	4,804,390
Non-Agency Commercial Mortgage-Backed Securities	–	107,694,722	–	107,694,722
U.S. Treasury Obligations	–	825,070,237	–	825,070,237
Short-Term Investments
Asset-Backed Security	–	3,202,820	–	3,202,820
Repurchase Agreements	–	219,793,568	–	219,793,568
Total	$22,126	$4,294,298,910	$7,968,822	$4,302,289,858
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$112,298	$–	$112,298
Liabilities	–	–	–	–
Futures Contracts
Assets	1,144,141	–	–	1,144,141
Liabilities	(541,190)	–	–	(541,190)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(462,476)	–	(462,476)
Total	$602,951	$(350,178)	$–	$252,773

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

352	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed	Convertible	Foreign
Investment Type	Securities	Bonds	Bonds
Balance as of December 1, 2017	$21,530,439	$6,716	$8,453
Accrued Discounts (Premiums)	–	–	–
Realized Gain (Loss)	78,944	7,757	7,885
Change in Unrealized Appreciation (Depreciation)	–	47,480	61,637
Purchases	7,968,822	–	–
Sales	(12,709,944)	(61,953)	(77,975)
Transfers into Level 3	–	–	–
Transfers out of Level 3	(8,899,439)	–	–
Balance as of May 31, 2018	$7,968,822	$–	$–
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–	$–	$–

See Notes to Financial Statements.	353

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 65.19%

ASSET-BACKED SECURITIES 21.98%

Automobiles 12.60%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$4,540	$4,545,263
Ally Auto Receivables Trust 2014-3 C	2.14%	7/15/2020	7,004	6,991,789
Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	2,662	2,653,825
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	500	505,059
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	567	565,861
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	17,755	17,750,774
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%	4/10/2024	3,857	3,863,044
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	3,414	3,414,465
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	544	543,670
Americredit Automobile Receivables Trust 2014-4 C	2.47%	11/9/2020	13,678	13,669,525
AmeriCredit Automobile Receivables Trust 2015-1 C	2.51%	1/8/2021	11,750	11,740,600
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	900	897,687
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	27	26,621
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	1,332	1,329,609
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%	3/8/2021	6,497	6,493,627
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	1,966	1,953,729
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,182,739
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%	4/8/2022	2,481	2,443,771
Americredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	1,800	1,771,592
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	1,083	1,079,609

354	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	$607	$604,331
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	9,000	8,883,512
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	2,481	2,469,279
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	625	622,482
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	176	175,371
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	2	1,735
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	6,461	6,458,771
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	51	51,287
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	507	505,440
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	439	434,299
California Republic Auto Receivables Trust 2017-1 A4	2.28%	6/15/2022	11,868	11,737,345
Capital Auto Receivables Asset Trust 2014-3 D	3.14%	2/20/2020	3,781	3,788,828
Capital Auto Receivables Asset Trust 2015-2 B	2.29%	5/20/2020	5,075	5,069,347
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	11,000	11,005,790
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	2,575	2,584,076
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	463	461,379
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	990,589
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	7,054	7,031,022
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	6,740	6,660,725
CarFinance Capital Auto Trust 2015-1A A†	1.75%	6/15/2021	135	134,741
CarFinance Capital Auto Trust 2015-1A C†	3.58%	6/15/2021	3,900	3,909,410
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	974	968,831
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	364	361,271
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	1	1,289
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	4,666	4,605,881
CarMax Auto Owner Trust 2017-2 A2	1.63%	6/15/2020	488	486,587
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	1,986	1,977,241
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	12,063	12,030,719
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	6,484	6,450,253

See Notes to Financial Statements.	355

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Chesapeake Funding II LLC 2016-2A A2†	2.919% (1 Mo. LIBOR + 1.00%	)#	6/15/2028	$1,587	$1,588,891
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	4,942	4,893,097
Chesapeake Funding II LLC 2017-2A A2†	2.369% (1 Mo. LIBOR + .45%	)#	5/15/2029	2,695	2,695,141
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	1,721	1,699,599
Chesapeake Funding II LLC 2017-4A A1†	2.12%		11/15/2029	5,105	5,048,880
Chrysler Capital Auto Receivables Trust 2014-BA C†	2.70%		5/15/2020	2,600	2,600,655
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%		8/16/2021	273	273,769
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%		2/18/2020	447	446,783
Chrysler Capital Auto Receivables Trust 2015-AA D†	3.15%		1/18/2022	6,375	6,397,042
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	241	240,843
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%		7/15/2021	2,574	2,558,450
CPS Auto Receivables Trust 2016-B A†	2.07%		11/15/2019	1	1,318
CPS Auto Receivables Trust 2016-C C†	3.27%		6/15/2022	8,759	8,778,859
CPS Auto Receivables Trust 2017-C A†	1.78%		9/15/2020	474	472,486
CPS Auto Receivables Trust 2017-C B†	2.30%		7/15/2021	1,040	1,031,728
CPS Auto Receivables Trust 2017-D A†	1.87%		3/15/2021	2,289	2,276,575
CPS Auto Receivables Trust 2017-D B†	2.43%		1/18/2022	3,000	2,970,285
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	1,521	1,510,886
CPS Auto Receivables Trust 2018-B A†	2.72%		9/15/2021	12,790	12,786,959
CPS Auto Receivables Trust 2018-B B†	3.23%		7/15/2022	1,135	1,134,815
CPS Auto Trust 2017-A B†	2.68%		5/17/2021	1,300	1,296,816
CPS Auto Trust 2017-A C†	3.31%		12/15/2022	11,425	11,435,024
Credit Acceptance Auto Loan Trust 2016-2A A†	2.42%		11/15/2023	17,528	17,500,130
Credit Acceptance Auto Loan Trust 2016-3A A†	2.15%		4/15/2024	9,200	9,141,142
Drive Auto Receivables Trust 2015-BA C†	2.76%		7/15/2021	7	6,572
Drive Auto Receivables Trust 2015-BA E†	5.15%		8/15/2022	10,500	10,680,878
Drive Auto Receivables Trust 2015-DA C†	3.38%		11/15/2021	3,359	3,366,582
Drive Auto Receivables Trust 2016-AA C†	3.91%		5/17/2021	13,882	13,945,267
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	24,812	24,864,500
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	8,133	8,290,647
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	850	849,613
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	2,425	2,429,131
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	5,758	5,851,739
Drive Auto Receivables Trust 2017-1 B	2.36%		3/15/2021	1,000	998,576
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	7,972	7,966,603
Drive Auto Receivables Trust 2017-2 A3	1.82%		6/15/2020	615	614,214
Drive Auto Receivables Trust 2017-2 B	2.25%		6/15/2021	446	445,021

356	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	$8,250	$8,232,263
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,940	1,935,600
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	2,005	2,003,759
Drive Auto Receivables Trust 2017-AA C†	2.98%	1/18/2022	6,550	6,556,939
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	33	33,007
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	7,324	7,326,924
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	10,187	10,260,615
Drive Auto Receivables Trust 2018-2 A3	2.88%	6/15/2021	13,500	13,507,544
Enterprise Fleet Financing LLC 2015-2 A2†	1.59%	2/22/2021	66	65,780
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,342	1,335,426
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%	1/20/2023	1,840	1,828,127
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	120	122,653
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	3,825	3,876,612
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	960	965,996
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	14,069	13,996,476
First Investors Auto Owner Trust 2015-2A A2†	2.28%	9/15/2021	2,673	2,670,076
First Investors Auto Owner Trust 2015-2A B†	2.75%	9/15/2021	28	27,951
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	162	161,193
First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	289	286,794
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	31	31,251
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	1,752	1,743,387
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	1,406	1,397,132
Flagship Credit Auto Trust 2014-1 C†	3.34%	4/15/2020	2,631	2,635,207
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	2,360	2,357,068
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	3,318	3,315,825
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	6,926	6,937,119
Flagship Credit Auto Trust 2016-3 B†	2.43%	6/15/2021	4,375	4,356,800
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	210	209,310
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	3,719	3,705,279
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	721	717,354
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	1,310	1,301,846
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	2,192	2,175,706
Flagship Credit Auto Trust 2018-2 A†	2.97%	10/17/2022	27,168	27,167,859
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	4,125	4,072,775
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	3	2,928
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	3,000	2,989,151
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	17,895	17,887,418

See Notes to Financial Statements.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	$5,444	$5,437,902
Honda Auto Receivables Owner Trust 2015-3 A3	1.27%		4/18/2019	3	3,275
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	2	1,818
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%		9/20/2021	10,229	10,073,656
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%		10/15/2019	19,759	19,721,582
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	1,145	1,137,314
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	5,650	5,635,947
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%		10/15/2020	1,847	1,845,212
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	2,100	2,099,448
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	201	199,350
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%		4/18/2022	2,624	2,592,242
OSCAR US Funding Trust 2014-1A A4†	2.55%		12/15/2021	7,905	7,889,405
OSCAR US Funding Trust VII LLC 2017-2A A2B†	2.579% (1 Mo. LIBOR + 0.65%	)#	11/10/2020	13,768	13,785,205
Prestige Auto Receivables Trust 2014-1A D†	2.91%		7/15/2021	1,655	1,655,315
Prestige Auto Receivables Trust 2015-1 B†	2.04%		4/15/2021	561	560,283
Santander Drive Auto Receivables Trust 2013-5 D	2.73%		10/15/2019	2,653	2,653,227
Santander Drive Auto Receivables Trust 2014-2 E†	3.76%		7/15/2021	1,100	1,103,607
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%		9/15/2021	985	989,546
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	258	258,340
Santander Drive Auto Receivables Trust 2014-5 C	2.46%		6/15/2020	876	875,557
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	46	46,413
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	1,450	1,454,955
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	3,561	3,566,545
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	969	969,661
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	17,338	17,470,504
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%		8/17/2020	338	337,128
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	1,332	1,326,591
Santander Drive Auto Receivables Trust 2016-3 C	2.46%		3/15/2022	5,000	4,975,618
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	314	313,362
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	3,160	3,144,271
Santander Drive Auto Receivables Trust 2017-3 A3	1.87%		6/15/2021	6,275	6,238,308
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	558	554,970
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	4,084	4,075,580
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	823	815,065
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	14,050	13,921,827

358	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	$1,255	$1,254,956
Westlake Automobile Receivables Trust 2016-2A D†	4.10%		6/15/2021	3,610	3,648,780
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	10	9,975
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	100	99,627
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	865	862,541
Westlake Automobile Receivables Trust 2018-1A C†	2.92%		5/15/2023	2,745	2,724,958
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	264	263,017
Total					667,764,239

Credit Cards 3.03%
BA Credit Card Trust 2016-A1 A	2.309% (1 Mo. LIBOR + .39%	)#	10/15/2021	75	75,209
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	8,701	8,663,806
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	4,683	4,622,883
Barclays Dryrock Issuance Trust 2017-1 A	2.249% (1 Mo. LIBOR + .33%	)#	3/15/2023	616	618,355
Barclays Dryrock Issuance Trust 2017-2 A	2.219% (1 Mo. LIBOR + .30%	)#	5/15/2023	2,626	2,631,108
Cabela’s Credit Card Master Note Trust 2014-2 A	2.369% (1 Mo. LIBOR + .45%	)#	7/15/2022	15,912	15,952,281
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	650	649,422
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	8,348	8,211,039
Capital One Multi-Asset Execution Trust 2017-A1	2.00%		1/17/2023	11,702	11,550,178
Chase Issuance Trust 2014-A5	2.289% (1 Mo. LIBOR + .37%	)#	4/15/2021	3,826	3,835,961
Chase Issuance Trust 2018-A1	2.123% (1 Mo. LIBOR + .20%	)#	4/17/2023	12,755	12,760,490
Citibank Credit Card Issuance Trust 2017-A3	1.92%		4/7/2022	16,314	16,059,596
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	7,113	7,076,532
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	1,836	1,805,346
First National Master Note Trust 2017-2 A	2.359% (1 Mo. LIBOR + .44%	)#	10/16/2023	3,500	3,505,010
Master Credit Card Trust II 2017-1A A†	2.26%		7/21/2021	14,700	14,553,550
Master Credit Card Trust II 2017-1A B†	2.56%		7/21/2021	932	925,001
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	2,625	2,614,805
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	1,310	1,314,855
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	1,180	1,174,963

See Notes to Financial Statements.	359

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	$7,119	$7,125,014
World Financial Network Credit Card Master Trust 2012-D M	3.09%		4/17/2023	4,437	4,435,689
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	2,237	2,203,550
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	28,821	28,575,661
Total					160,940,304

Other 6.35%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	4,812	4,788,397
Ally Master Owner Trust 2017-1 A	2.319% (1 Mo. LIBOR + .40%	)#	2/15/2021	200	200,245
Ally Master Owner Trust 2017-2 A	2.259% (1 Mo. LIBOR + .34%	)#	6/15/2021	20,628	20,653,075
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%		7/10/2020	250	250,062
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	133	132,374
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	168	167,403
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	7,227	7,181,595
CCG Receivables Trust 2018-1 A2†	2.50%		6/16/2025	2,500	2,488,322
CNH Equipment Trust 2015-A A4	1.85%		4/15/2021	340	338,515
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	6,211	6,209,632
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	57	56,863
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	100	99,537
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	68	67,406
DLL LLC 2018-1 A2†	2.81%		11/17/2020	33,120	33,154,230
DLL Securitization Trust 2017-A A1†	1.50%		11/15/2018	367	367,001
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	5,000	4,979,399
DRB Prime Student Loan Trust 2017-A A2A†	1.75%		5/27/2042	502	500,166
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	213	210,908
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	10,562	10,559,364
Ford Credit Floorplan Master Owner Trust A 2016-1 A1	1.76%		2/15/2021	292	290,254
GMF Floorplan Owner Revolving Trust 2018-1 A†	2.219% (1 Mo. LIBOR + .30%	)#	3/15/2022	24,856	24,868,846

360	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A2†	2.35%		5/15/2020	$2,000	$1,994,000
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	720	719,397
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	480	478,140
Mercedes-Benz Master Owner Trust 2016-BA A†	2.619% (1 Mo. LIBOR + .70%	)#	5/17/2021	150	150,785
Mercedes-Benz Master Owner Trust 2018-BA A†	2.274% (1 Mo. LIBOR +.34%	)#	5/15/2023	6,500	6,500,000
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	1,140	1,139,210
MMAF Equipment Finance LLC 2014-AA A4†	1.59%		2/8/2022	11,329	11,230,220
Navient Student Loan Trust 2018-1A A1†	2.15% (1 Mo. LIBOR + .19%	)#	3/25/2067	7,036	7,035,215
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	23,069	22,872,097
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	17,388	17,448,896
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	156	156,245
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	5,000	5,046,213
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	7,160	7,216,511
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	7,379	7,283,734
PFS Financing Corp. 2018-A A†	2.319% (1 Mo. LIBOR + .40%	)#	2/15/2022	17,400	17,403,508
PFS Financing Corp. 2018-A B†	2.179% (1 Mo. LIBOR + .60%	)#	2/15/2022	6,000	5,992,316
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	10,318	10,340,339
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	11,420	11,479,064
SLM Private Education Loan Trust 2012-C A2†	3.31%		10/15/2046	662	662,353
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	2,706	2,706,555
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	765	760,195
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	4,808	4,768,400
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	2,597	2,567,048
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	8,338	8,271,135
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	13,538	13,455,092
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%		8/25/2047	19,066	19,001,079
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	72	71,686
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	22,225	22,120,080
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	4,000	3,988,734
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.598% (1 Mo. LIBOR + .65%	)#	1/20/2022	2,200	2,212,588
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	3,830	3,829,950
Total					336,464,379
Total Asset-Backed Securities (cost $1,167,903,731)					1,165,168,922

See Notes to Financial Statements.	361

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
CORPORATE BONDS 43.20%

Aerospace/Defense 0.37%
General Dynamics Corp.	2.646% (3 Mo. LIBOR + .29%	)#	5/11/2020	$9,860	$9,876,104
Spirit AeroSystems, Inc.	3.118% (3 Mo. LIBOR + .80%	)#	6/15/2021	9,600	9,609,965
Total					19,486,069

Automotive 4.65%
Daimler Finance North America LLC†	2.613% (3 Mo. LIBOR + .25%	)#	11/5/2018	4,150	4,153,676
Daimler Finance North America LLC†	2.753% (3 Mo. LIBOR + .39%	)#	5/4/2020	14,850	14,861,581
Daimler Finance North America LLC†	2.785% (3 Mo. LIBOR + .43%	)#	2/12/2021	10,800	10,812,813
Daimler Finance North America LLC†	2.893% (3 Mo. LIBOR + .53%	)#	5/5/2020	3,400	3,413,719
Daimler Finance North America LLC†	2.955% (3 Mo. LIBOR + .63%	)#	1/6/2020	5,000	5,030,112
Daimler Finance North America LLC†	2.979% (3 Mo. LIBOR + .62%	)#	10/30/2019	10,559	10,624,217
Daimler Finance North America LLC†	3.218% (3 Mo. LIBOR + .86%	)#	8/1/2018	780	781,245
Ford Motor Credit Co. LLC	2.793% (3 Mo. LIBOR + .43%	)#	11/2/2020	5,384	5,360,739
Ford Motor Credit Co. LLC	2.835% (3 Mo. LIBOR + .81%	)#	4/5/2021	14,800	14,854,978
Ford Motor Credit Co. LLC	2.901% (3 Mo. LIBOR + .83%	)#	3/12/2019	8,693	8,724,786
Ford Motor Credit Co. LLC	3.185% (3 Mo. LIBOR + .83%	)#	8/12/2019	15,607	15,687,685
Ford Motor Credit Co. LLC	3.293% (3 Mo. LIBOR + .93%	)#	11/4/2019	400	403,020
Ford Motor Credit Co. LLC	3.331% (3 Mo. LIBOR + 1.00%	)#	1/9/2020	15,500	15,625,632
Ford Motor Credit Co. LLC	3.911% (3 Mo. LIBOR + 1.58%	)#	1/8/2019	13,450	13,552,201
General Motors Co.	3.163% (3 Mo. LIBOR + .80%	)#	8/7/2020	5,000	5,023,768
General Motors Co.	3.50%		10/2/2018	5,200	5,215,011
General Motors Financial Co., Inc.	3.272% (3 Mo. LIBOR + .93%	)#	4/13/2020	8,000	8,062,255
General Motors Financial Co., Inc.	3.582% (3 Mo. LIBOR + 1.27%	)#	10/4/2019	4,000	4,047,515
General Motors Financial Co., Inc.	3.819% (3 Mo. LIBOR + 1.45%	)#	5/9/2019	18,687	18,872,537
General Motors Financial Co., Inc.	3.908% (3 Mo. LIBOR + 1.56%	)#	1/15/2020	1,350	1,373,660
General Motors Financial Co., Inc.	4.408% (3 Mo. LIBOR + 2.06%	)#	1/15/2019	5,000	5,056,710
Harley-Davidson Financial Services, Inc.†	2.397% (3 Mo. LIBOR + .35%	)#	3/8/2019	2,310	2,311,403

362	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive (continued)
Harley-Davidson Financial Services, Inc.†	2.831% (3 Mo. LIBOR + .50%	)#	5/21/2020	$19,333	$19,364,077
Hyundai Capital America†	2.40%		10/30/2018	6,302	6,289,295
Nissan Motor Acceptance Corp.†	2.685% (3 Mo. LIBOR + .39%	)#	9/28/2020	5,000	5,008,665
Nissan Motor Acceptance Corp.†	2.722% (3 Mo. LIBOR + .52%	)#	3/15/2021	32,286	32,373,140
Nissan Motor Acceptance Corp.†	2.922% (3 Mo. LIBOR + .58%	)#	1/13/2020	6,389	6,420,838
Nissan Motor Acceptance Corp.†	3.057% (3 Mo. LIBOR + 1.01%	)#	3/8/2019	3,200	3,220,726
Toyota Motor Credit Corp.	2.743% (3 Mo. LIBOR + .39%	)#	1/17/2019	15	15,035
Total					246,541,039

Banks: Regional 30.65%
ABN AMRO Bank NV (Netherlands)†(a)	2.765% (3 Mo. LIBOR + .41%	)#	1/19/2021	9,800	9,806,566
ABN AMRO Bank NV (Netherlands)†(a)	2.995% (3 Mo. LIBOR + .64%	)#	1/18/2019	93,550	93,911,103
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.428% (3 Mo. LIBOR + .25%	)#	12/19/2019	10,000	10,008,424
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.781% (3 Mo. LIBOR + .46%	)#	5/17/2021	11,750	11,756,961
Australia & New Zealand Banking Group Ltd. (Australia)(a)	2.931% (3 Mo. LIBOR + .66%	)#	9/23/2019	2,056	2,069,440
Bank of America Corp.	3.178% (3 Mo. LIBOR + .87%	)#	4/1/2019	13,209	13,299,479
Bank of America Corp.	3.388% (3 Mo. LIBOR + 1.04%	)#	1/15/2019	63,446	63,861,758
Bank of Montreal (Canada)(a)	2.321% (3 Mo. LIBOR + .25%	)#	9/11/2019	22,000	22,037,788
Bank of Montreal (Canada)(a)	2.565% (3 Mo. LIBOR + .44%	)#	6/15/2020	3,375	3,388,276
Bank of Montreal (Canada)(a)	2.671% (3 Mo. LIBOR + .60%	)#	12/12/2019	8,626	8,676,670
Bank of Montreal (Canada)(a)	2.968% (3 Mo. LIBOR + .61%	)#	7/31/2018	7,243	7,252,389
Bank of Montreal (Canada)(a)	3.005% (3 Mo. LIBOR + .65%	)#	7/18/2019	35	35,201
Bank of Nova Scotia (The) (Canada)(a)	2.738% (3 Mo. LIBOR + .39%	)#	7/14/2020	5,000	5,018,473
BankAmerica Capital III	2.918% (3 Mo. LIBOR + .57%	)#	1/15/2027	11,965	11,967,991
Barclays Bank plc (United Kingdom)(a)	3.129% (3 Mo. LIBOR + .77% Floor 1.25%	)#	10/28/2019	10,000	10,027,054
Branch Banking & Trust Co.	2.52% (3 Mo. LIBOR + .22%	)#	6/1/2020	10,000	10,008,611
Canadian Imperial Bank of Commerce	2.612% (3 Mo. LIBOR + .41%	)#	9/20/2020	29,830	29,865,844

See Notes to Financial Statements.	363

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Canadian Imperial Bank of Commerce (Canada)(a)	2.545% (3 Mo. LIBOR + .52%	)#	9/6/2019	$4,067	$4,085,500
Citibank NA	2.438% (3 Mo. LIBOR + .26%	)#	9/18/2019	15,000	15,020,970
Citibank NA	2.542% (3 Mo. LIBOR + .34%	)#	3/20/2019	11,000	11,023,077
Citibank NA	2.599% (3 Mo. LIBOR + .23%	)#	11/9/2018	4,000	4,004,186
Citibank NA	2.659% (3 Mo. LIBOR + .30%	)#	10/20/2020	10,000	10,007,859
Citibank NA	2.678% (3 Mo. LIBOR + .32%	)#	5/1/2020	25,000	25,024,176
Citigroup, Inc.	2.895% (3 Mo. LIBOR + .86%	)#	12/7/2018	6,286	6,309,562
Citigroup, Inc.	2.965% (3 Mo. LIBOR + .93%	)#	6/7/2019	24,900	25,075,452
Citigroup, Inc.	3.127% (3 Mo. LIBOR + .79%	)#	1/10/2020	4,325	4,352,219
Citigroup, Inc.	3.239% (3 Mo. LIBOR + .88%	)#	7/30/2018	4,000	4,005,815
Citizens Bank NA/Providence RI	2.861% (3 Mo. LIBOR + .54%	)#	3/2/2020	3,000	3,010,743
Citizens Bank NA/Providence RI	2.889% (3 Mo. LIBOR + .57%	)#	5/26/2020	2,000	2,007,172
Commonwealth Bank of Australia (Australia)†(a)	2.521% (3 Mo. LIBOR + .45%	)#	3/10/2020	9,042	9,075,368
Commonwealth Bank of Australia (Australia)†(a)	2.578% (3 Mo. LIBOR + .40%	)#	9/18/2020	7,000	7,019,164
Commonwealth Bank of Australia (Australia)†(a)	3.153% (3 Mo. LIBOR + .79%	)#	11/2/2018	320	320,972
Commonwealth Bank of Australia (Australia)†(a)	3.185% (3 Mo. LIBOR + 1.06%	)#	3/15/2019	410	413,201
Commonwealth Bank of Australia (Australia)†(a)	4.65%		6/15/2018	5,000	5,003,536
Credit Agricole SA (United Kingdom)†(a)	3.148% (3 Mo. LIBOR + .80%	)#	4/15/2019	11,230	11,297,390
Danske Bank A/S (Denmark)†(a)	2.605% (3 Mo. LIBOR + .58%	)#	9/6/2019	5,000	5,021,560
Danske Bank A/S (Denmark)†(a)	2.831% (3 Mo. LIBOR + .51%	)#	3/2/2020	3,000	3,012,714
Fifth Third Bank	2.882% (3 Mo. LIBOR + .59%	)#	9/27/2019	2,257	2,266,698
Fifth Third Bank	3.241% (3 Mo. LIBOR + .91%	)#	8/20/2018	585	585,604
Goldman Sachs Group, Inc. (The)	2.889% (3 Mo. LIBOR + .80%	)#	12/13/2019	13,490	13,597,392
Goldman Sachs Group, Inc. (The)	3.022% (3 Mo. LIBOR + .73%	)#	12/27/2020	19,831	19,934,182
Goldman Sachs Group, Inc. (The)	3.382% (3 Mo. LIBOR + 1.02%	)#	10/23/2019	20,500	20,733,525
Goldman Sachs Group, Inc. (The)	3.40% (3 Mo. LIBOR + 1.04%	)#	4/25/2019	24,346	24,548,044

364	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	3.443% (3 Mo. LIBOR + 1.10%	)#	11/15/2018	$68,322	$68,658,695
Goldman Sachs Group, Inc. (The)	3.522% (3 Mo. LIBOR + 1.16%	)#	4/23/2020	4,861	4,934,511
HSBC Holdings plc (United Kingdom)(a)	2.926% (3 Mo. LIBOR + .60%	)#	5/18/2021	29,486	29,528,606
HSBC USA, Inc.	2.965% (3 Mo. LIBOR + .61%	)#	11/13/2019	1,200	1,206,504
HSBC USA, Inc.	3.166% (3 Mo. LIBOR + .88%	)#	9/24/2018	4,480	4,489,168
Huntington National Bank (The)	2.581% (3 Mo. LIBOR + .51%	)#	3/10/2020	30,421	30,500,131
ING Bank NV (Netherlands)†(a)	2.953% (3 Mo. LIBOR + .61%	)#	8/15/2019	8,000	8,031,987
ING Bank NV (Netherlands)†(a)	2.998% (3 Mo. LIBOR + .69%	)#	10/1/2019	1,970	1,981,163
ING Bank NV (Netherlands)†(a)	3.101% (3 Mo. LIBOR + .78%	)#	8/17/2018	3,100	3,105,440
ING Bank NV (Netherlands)†(a)	3.378% (3 Mo. LIBOR + 1.13%	)#	3/22/2019	44,400	44,744,679
Intesa Sanpaolo SpA	2.983% (3 Mo. LIBOR + .63%	)#	7/17/2019	32,850	32,873,211
JPMorgan Chase & Co.	2.989% (3 Mo. LIBOR + .63%	)#	1/28/2019	85,525	85,863,103
JPMorgan Chase & Co.	3.088% (3 Mo. LIBOR + .84%	)#	3/22/2019	1,113	1,119,208
JPMorgan Chase Bank NA	2.605% (3 Mo. LIBOR + .25%	)#	2/13/2020	15,000	15,010,135
JPMorgan Chase Bank NA	2.702% (3 Mo. LIBOR + .34%	)#	4/26/2021	24,750	24,774,332
JPMorgan Chase Bank NA	2.861% (3 Mo. LIBOR + .59%	)#	9/23/2019	2,000	2,012,681
KeyBank NA	2.35%		3/8/2019	1,920	1,916,016
Lloyds Bank plc (United Kingdom)(a)	2.853% (3 Mo. LIBOR + .49%	)#	5/7/2021	19,757	19,758,386
Macquarie Bank Ltd. (Australia)†(a)	2.475% (3 Mo. LIBOR + .35%	)#	3/15/2019	15,000	15,021,198
Macquarie Bank Ltd. (Australia)†(a)	2.662% (3 Mo. LIBOR + .35%	)#	4/4/2019	22,900	22,944,018
Macquarie Bank Ltd. (Australia)†(a)	3.528% (3 Mo. LIBOR + 1.18%	)#	1/15/2019	11,205	11,269,837
Manufacturers & Traders Trust Co.	3.183% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	24,750	24,763,242
Morgan Stanley	2.903% (3 Mo. LIBOR + .55%	)#	2/10/2021	13,840	13,880,785
Morgan Stanley	3.155% (3 Mo. LIBOR + .80%	)#	2/14/2020	76,812	77,093,347
Morgan Stanley	3.209% (3 Mo. LIBOR + .85%	)#	1/24/2019	995	999,506
MUFG Bank Ltd. (Japan)†(a)	3.127% (3 Mo. LIBOR + 1.02%	)#	9/14/2018	600	601,664
National Australia Bank Ltd. (Australia)†(a)	2.689% (3 Mo. LIBOR + .35%	)#	1/12/2021	14,750	14,755,557
`National Australia Bank Ltd. (Australia)†(a)	2.747% (3 Mo. LIBOR + .69%	)#	12/9/2019	8,000	8,061,152

See Notes to Financial Statements.	365

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
National Australia Bank Ltd. (Australia)†(a)	2.839% (3 Mo. LIBOR + .51%	)#	5/22/2020	$4,000	$4,018,598
National Australia Bank Ltd. (Australia)†(a)	2.928% (3 Mo. LIBOR + .59%	)#	1/10/2020	3,610	3,633,303
Nordea Bank AB (Sweden)†(a)	2.789% (3 Mo. LIBOR + .47%	)#	5/29/2020	10,898	10,937,283
Nordea Bank AB (Sweden)†(a)	2.922% (3 Mo. LIBOR + .62%	)#	9/30/2019	6,810	6,851,018
Royal Bank of Canada (Canada)(a)	3.058% (3 Mo. LIBOR + .71%	)#	4/15/2019	1,915	1,926,174
Santander UK plc (United Kingdom)(a)	2.654% (3 Mo. LIBOR + .30%	)#	11/3/2020	10,000	9,980,368
Santander UK plc (United Kingdom)(a)(b)	2.92% (3 Mo. LIBOR + .62%	)#	6/1/2021	14,250	14,233,298
Santander UK plc (United Kingdom)(a)	3.18% (3 Mo. LIBOR + .85%	)#	8/24/2018	16,027	16,052,944
Santander UK plc (United Kingdom)(a)	3.587% (3 Mo. LIBOR + 1.48%	)#	3/14/2019	22,730	22,965,230
Skandinaviska Enskilda Banken AB (Sweden)†(a)	2.659% (3 Mo. LIBOR + .57%	)#	9/13/2019	14,840	14,916,462
Societe Generale SA (France)(a)	3.388% (3 Mo. LIBOR + 1.08%	)#	10/1/2018	300	300,934
Standard Chartered plc (United Kingdom)(a)	3.461% (3 Mo. LIBOR + 1.13%	)#	8/19/2019	7,850	7,929,065
Standard Chartered plc (United Kingdom)†(a)	3.461% (3 Mo. LIBOR + 1.13%	)#	8/19/2019	20,450	20,640,185
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.665% (3 Mo. LIBOR + .31%	)#	10/18/2019	24,485	24,532,868
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.703% (3 Mo. LIBOR + .35%	)#	1/17/2020	29,750	29,786,968
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	2.618% (3 Mo. LIBOR + .44%	)#	9/19/2019	9,000	9,025,343
Svenska Handelsbanken	2.629% (3 Mo. LIBOR + .27%	)#	10/21/2020	19,840	19,841,237
Toronto-Dominion Bank (The) (Canada)(a)	2.902% (3 Mo. LIBOR + .54%	)#	7/23/2018	2,917	2,919,779
UBS AG (United Kingdom)†(a)	2.355% (3 Mo. LIBOR + .32%	)#	12/7/2018	4,000	4,004,204
UBS AG (United Kingdom)†(a)	2.639% (3 Mo. LIBOR + .32%	)#	5/28/2019	102,510	102,653,821
UBS AG (United Kingdom)†(a)	2.78% (3 Mo. LIBOR + .48%	)#	12/1/2020	15,000	15,017,340
UBS AG/Stamford CT	2.995% (3 Mo. LIBOR + .64%	)#	8/14/2019	15,130	15,204,184
US Bancorp	2.76% (3 Mo. LIBOR + .40%	)#	4/25/2019	50	50,148
US Bank NA/Cincinnati OH	2.613% (3 Mo. LIBOR + .29%	)#	5/21/2021	24,000	23,985,516
Wells Fargo & Co.	2.507% (3 Mo. LIBOR + .40%	)#	9/14/2018	6,200	6,206,724
Wells Fargo & Co.	3.039% (3 Mo. LIBOR + .68%	)#	1/30/2020	61,410	61,866,890
Wells Fargo & Co.	3.242% (3 Mo. LIBOR + .88%	)#	7/22/2020	1,000	1,010,985

366	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Wells Fargo Bank NA	2.578% (3 Mo. LIBOR + .23%	)#	1/15/2020	$24,250	$24,272,500
Wells Fargo Bank NA	2.675% (3 Mo. LIBOR + .65%	)#	12/6/2019	9,270	9,332,914
Wells Fargo Bank NA	2.819% (3 Mo. LIBOR + .50%	)#	11/28/2018	2,500	2,504,870
Wells Fargo Bank NA	2.93% (3 Mo. LIBOR + .60%	)#	5/24/2019	3,400	3,416,882
Westpac Banking Corp. (Australia)(a)	2.623% (3 Mo. LIBOR + .28%	)#	5/15/2020	14,789	14,799,783
Total					1,624,464,189

Biotechnology Research & Production 0.77%
Amgen, Inc.	2.929% (3 Mo. LIBOR + .60%	)#	5/22/2019	45	45,216
Baxalta, Inc.	3.028% (3 Mo. LIBOR + .78%	)#	6/22/2018	11,163	11,163,046
Gilead Sciences, Inc.	2.372% (3 Mo. LIBOR + .17%	)#	9/20/2018	15,000	15,009,864
Gilead Sciences, Inc.	2.422% (3 Mo. LIBOR + .22%	)#	3/20/2019	14,500	14,517,601
Total					40,735,727

Building Materials 1.04%
Martin Marietta Materials, Inc.	2.702% (3 Mo. LIBOR + .50%	)#	12/20/2019	16,622	16,669,586
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	12,252	12,307,715
Vulcan Materials Co.	2.725% (3 Mo. LIBOR + .60%	)#	6/15/2020	6,257	6,260,094
Vulcan Materials Co.	2.95% (3 Mo. LIBOR + .65%	)#	3/1/2021	19,904	19,938,135
Total					55,175,530

Business Services 0.18%
Equifax, Inc.	3.20% (3 Mo. LIBOR + .87%	)#	8/15/2021	9,500	9,512,703
ERAC USA Finance LLC†	2.80%		11/1/2018	100	99,969
Total					9,612,672

Computer Hardware 0.01%
Hewlett Packard Enterprise Co.	4.251% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	561	564,246

Drugs 0.47%
AstraZeneca plc (United Kingdom)(a)	2.86% (3 Mo. LIBOR + .53%	)#	11/16/2018	50	50,115
CVS Health Corp.	2.687% (3 Mo. LIBOR + .63%	)#	3/9/2020	24,866	24,984,603
Total					25,034,718

Electric: Power 0.63%
Atlantic City Electric Co.	7.75%		11/15/2018	1,000	1,021,989
Kansas Gas & Electric Co.†	6.70%		6/15/2019	125	129,798

See Notes to Financial Statements.	367

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Power (continued)
Origin Energy Finance Ltd. (Australia)†(a)	3.50%		10/9/2018	$5,300	$5,304,274
PPL Capital Funding, Inc.	1.90%		6/1/2018	3,950	3,950,000
Sempra Energy	2.598% (3 Mo. LIBOR + .25%	)#	7/15/2019	14,936	14,944,064
Sempra Energy	2.848% (3 Mo. LIBOR + .50%	)#	1/15/2021	6,975	6,984,365
South Carolina Electric & Gas Co.	5.25%		11/1/2018	440	444,377
Southern Co. (The)	1.55%		7/1/2018	250	249,852
Texas-New Mexico Power Co.†	9.50%		4/1/2019	386	406,631
Total					33,435,350

Electrical Equipment 0.04%
QUALCOMM, Inc.	2.691% (3 Mo. LIBOR + .36%	)#	5/20/2019	2,000	2,017,636

Financial Services 0.55%
AIG Global Funding†	2.788% (3 Mo. LIBOR + .48%	)#	7/2/2020	12,000	12,023,970
American Express Credit Corp.	2.684% (3 Mo. LIBOR + .33%	)#	5/3/2019	7,897	7,915,138
American Express Credit Corp.	2.833% (3 Mo. LIBOR + .49%	)#	8/15/2019	4,242	4,262,976
Federation des Caisses Desjardins du Quebec (Canada)†(a)	2.689% (3 Mo. LIBOR + .33%	)#	10/30/2020	5,000	5,006,576
Total					29,208,660

Food 0.60%
Campbell Soup Co.	2.645% (3 Mo. LIBOR + .50%	)#	3/16/2020	14,912	14,881,578
Conagra Brands, Inc.	2.831% (3 Mo. LIBOR + .50%	)#	10/9/2020	10,000	9,990,630
Tyson Foods, Inc.	2.768% (3 Mo. LIBOR + .45%	)#	5/30/2019	2,000	2,004,671
Tyson Foods, Inc.	2.781% (3 Mo. LIBOR +.45%	)#	8/21/2020	5,000	5,002,601
Total					31,879,480

Health Care Products 0.58%
Becton Dickinson & Co.	2.944% (3 Mo. LIBOR + .88%	)#	12/29/2020	10,607	10,634,760
Zimmer Biomet Holdings, Inc.	2.928% (3 Mo. LIBOR +.75%	)#	3/19/2021	19,894	19,944,410
Total					30,579,170

Health Care Services 0.01%
Fresenius Medical Care US Finance, Inc.†	6.50%		9/15/2018	500	504,521

Insurance 0.32%
Assurant, Inc.	3.542% (3 Mo. LIBOR + 1.25%	)#	3/26/2021	9,942	9,970,662
Metropolitan Life Global Funding I†	2.398% (3 Mo. LIBOR + .22%	)#	9/19/2019	7,000	7,014,992
Prudential Financial, Inc.	3.123% (3 Mo. LIBOR + .78%	)#	8/15/2018	180	180,300
Total					17,165,954

368	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Machinery: Agricultural 0.00%
BAT International Finance plc (United Kingdom)†(a)	1.85%		6/15/2018	$25	$24,994

Machinery: Industrial/Specialty 0.19%
John Deere Capital Corp.	2.441% (3 Mo. LIBOR + .12%	)#	7/5/2019	10,000	10,009,414

Machinery: Oil Well Equipment & Services 0.04%
Caterpillar Financial Services Corp.	2.205% (3 Mo. LIBOR + .18%	)#	12/6/2018	2,000	2,001,072

Manufacturing 0.56%
General Electric Co.	2.858% (3 Mo. LIBOR + .51%	)#	1/14/2019	6,069	6,083,438
General Electric Co.	2.951% (3 Mo. LIBOR + .62%	)#	1/9/2020	23,733	23,845,178
Total					29,928,616

Natural Gas 0.75%
WGL Holdings, Inc.	2.657% (3 Mo. LIBOR + .55%	)#	3/12/2020	19,882	19,899,524
WGL Holdings, Inc.	2.719% (3 Mo. LIBOR + .40%	)#	11/29/2019	20,000	20,008,678
Total					39,908,202

Oil 0.40%
Phillips 66	2.919% (3 Mo. LIBOR + .60%	)#	2/26/2021	6,641	6,654,852
Phillips 66†	2.998% (3 Mo. LIBOR + .65%	)#	4/15/2019	14,694	14,702,345
Total					21,357,197

Oil: Crude Producers 0.01%
Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	10	10,011
Western Gas Partners LP	2.60%		8/15/2018	405	404,789
Total					414,800

Retail 0.38%
Alimentation Couche-Tard, Inc. (Canada)†(a)	2.589% (3 Mo. LIBOR + .50%	)#	12/13/2019	9,957	9,970,094
Dollar Tree, Inc.	3.055% (3 Mo. LIBOR + .70%	)#	4/17/2020	9,925	9,957,463
Total					19,927,557
Total Corporate Bonds (cost $2,287,933,452)					2,289,976,813

U.S. TREASURY OBLIGATION 0.01%
U.S. Treasury Note (cost $596,122)	1.375%		6/30/2018	596	595,826
Total Long-Term Investments (cost $3,456,433,305)					3,455,741,561

See Notes to Financial Statements.	369

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 34.63%

ASSET-BACKED SECURITY 0.15%

Other
DLL LLC 2018-1 A1† (cost $8,097,388)	2.45%	5/17/2019	$8,097	$8,098,046

COMMERCIAL PAPER 29.22%

Aerospace/Defense 0.76%
Harris Corp.	2.414%	6/5/2018	15,500	15,495,901
Harris Corp.	2.801%	6/25/2018	24,650	24,604,809
Total				40,100,710

Beverages 0.68%
Constellation Brands, Inc.	2.418%	7/3/2018	36,000	35,923,840

Building Materials 0.43%
CRH America Finance, Inc.	2.527%	8/8/2018	4,000	3,980,818
CRH America Finance, Inc.	2.599%	7/25/2018	19,000	18,927,325
Total				22,908,143

Business Services 0.43%
Equifax, Inc.	2.747%	6/18/2018	22,750	22,720,994

Chemicals 1.51%
Potash Corp. of Saskatchewan, Inc.	2.70%	6/12/2018	10,000	9,991,903
Sherwin Williams Co.	2.347%	7/2/2018	50,000	49,900,542
Sherwin Williams Co.	2.491%	6/18/2018	20,000	19,976,861
Total				79,869,306

Computer Hardware 0.64%
HP, Inc.	2.754%	6/6/2018	29,000	28,989,125
HP, Inc.	2.784%	6/7/2018	4,750	4,747,839
Total				33,736,964

Containers 0.84%
Bemis Co., Inc.	2.465%	6/7/2018	14,000	13,994,330
Bemis Co., Inc.	2.527%	6/1/2018	27,750	27,750,000
Bemis Co., Inc.	2.537%	6/6/2018	3,000	2,998,958
Total				44,743,288

370	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power 4.76%
American Electric Power Co., Inc.	2.336%	6/21/2018	$47,500	$47,439,306
American Electric Power Co., Inc.	2.683%	6/12/2018	29,000	28,976,695
Entergy Corp.	2.338%	7/6/2018	24,250	24,195,774
Entergy Corp.	2.602%	8/17/2018	19,600	19,490,563
Entergy Corp.	2.612%	8/9/2018	21,600	21,493,656
Hawaiian Electric Co.	2.617%	6/6/2018	28,500	28,489,788
Hawaiian Electric Co.	2.628%	6/5/2018	20,000	19,994,244
South Carolina Fuel	2.795%	6/1/2018	38,150	38,150,000
South Carolina Fuel	2.795%	6/4/2018	20,000	19,995,417
South Carolina Fuel	2.846%	6/20/2018	4,000	3,994,089
Total				252,219,532

Electrical: Household 0.25%
Molex Electronic Technologies LLC	2.765%	6/11/2018	13,000	12,990,214

Electronics 1.31%
Arrow Electronics, Inc.	2.589%	6/19/2018	16,000	15,979,600
Arrow Electronics, Inc.	2.589%	6/20/2018	15,000	14,979,813
Arrow Electronics, Inc.	2.642%	6/11/2018	30,000	29,978,333
Arrow Electronics, Inc.	2.642%	6/14/2018	8,500	8,492,019
Total				69,429,765

Financial Services 0.73%
Syngenta Wilmington, Inc.	2.948%	6/25/2018	38,822	38,746,944

Food 0.50%
Campbell Soup Co.	2.584%	7/10/2018	2,000	1,994,497
Smithfield Foods, Inc.	2.642%	6/14/2018	24,545	24,521,955
Total				26,516,452

Health Care Products 1.59%
Boston Scientific Corp.	2.437%	6/20/2018	1,800	1,797,720
Boston Scientific Corp.	2.468%	6/19/2018	22,500	22,472,663
Boston Scientific Corp.	2.489%	6/26/2018	15,000	14,974,479
Boston Scientific Corp.	2.489%	6/12/2018	21,000	20,984,279
Boston Scientific Corp.	2.489%	6/14/2018	10,123	10,114,044
Boston Scientific Corp.	2.489%	6/14/2018	14,150	14,137,481
Total				84,480,666

See Notes to Financial Statements.	371

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Household Equipment/Products 0.94%
Newell Rubbermaid, Inc.	2.59%	6/14/2018	$11,104	$11,093,775
Newell Rubbermaid, Inc.	2.591%	6/11/2018	20,000	19,985,834
Newell Rubbermaid, Inc.	2.591%	6/15/2018	8,900	8,891,174
Newell Rubbermaid, Inc.	2.591%	6/11/2018	9,600	9,593,200
Total				49,563,983

Insurance 0.54%
AON Corp.	2.337%	6/22/2018	28,500	28,461,762

Machinery: Agricultural 0.37%
BAT International Finance plc	2.438%	6/4/2018	19,750	19,746,050

Machinery: Industrial/Specialty 1.01%
CNH Industrial Capital LLC	2.76%	6/25/2018	5,000	4,990,967
CNH Industrial Capital LLC	3.024%	7/16/2018	48,700	48,519,810
Total				53,510,777

Media 2.89%
Discovery Communications LLC	2.539%	6/22/2018	23,650	23,615,511
Discovery Communications LLC	2.591%	6/29/2018	48,000	47,904,800
Thomson Reuters Corp.	2.491%	6/18/2018	38,100	38,055,921
Thomson Reuters Corp.	2.555%	7/9/2018	34,700	34,608,064
Time Warner, Inc.	2.652%	7/23/2018	5,650	5,628,781
Viacom, Inc.	2.693%	6/15/2018	3,500	3,496,393
Total				153,309,470

Metals & Minerals: Miscellaneous 1.46%
Glencore Funding LLC	2.388%	6/22/2018	44,000	43,939,683
Glencore Funding LLC	2.388%	6/26/2018	33,750	33,694,922
Total				77,634,605

Natural Gas 1.10%
ONEOK, Inc.	2.485%	6/5/2018	29,500	29,491,969
ONEOK, Inc.	2.485%	6/1/2018	7,000	7,000,000
Sempra Energy	2.493%	6/7/2018	22,000	21,991,017
Total				58,482,986

Oil 1.73%
Canadian Natural Resources Ltd.	2.448%	6/25/2018	39,000	38,937,340
Canadian Natural Resources Ltd.	2.489%	6/22/2018	25,000	24,964,271
Suncor Energy, Inc.	2.601%	8/9/2018	9,700	9,652,753
Suncor Energy, Inc.	2.643%	8/8/2018	18,250	18,162,482
Total				91,716,846

372	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers 4.32%
Enbridge Energy Partners LP	2.887%		6/7/2018	$10,000	$9,995,267
Enbridge Energy Partners LP	3.026%		6/11/2018	40,000	39,967,000
Enbridge Energy Partners LP	3.037%		6/22/2018	24,250	24,207,845
Energy Transfer Partners LP	2.69%		6/1/2018	15,000	15,000,000
Energy Transfer Partners LP	2.69%		6/1/2018	49,700	49,700,000
Kinder Morgan, Inc.	2.485%		6/1/2018	35,000	35,000,000
Plains All American Pipeline LP	2.84%		6/1/2018	12,000	12,000,000
Plains All American Pipeline LP	2.881%		6/8/2018	38,667	38,645,647
Spectra Energy Partners LP	2.489%		6/1/2018	4,500	4,500,000
Total					229,015,759

Real Estate 0.43%
UDR, Inc.	2.389%		6/18/2018	23,000	22,974,476
Total Commercial Paper (cost $1,548,804,943)					1,548,803,532

CORPORATE BONDS 3.35%

Automotive 0.05%
General Motors Financial Co., Inc.	6.75%		6/1/2018	2,815	2,815,000

Banks: Regional 1.43%
Citigroup, Inc.	3.101% (3 Mo. LIBOR + .77%	)#	4/8/2019	14,900	14,963,308
HSBC USA, Inc.	3.133% (3 Mo. LIBOR + .77%	)#	8/7/2018	2,200	2,203,285
Morgan Stanley	3.733% (3 Mo. LIBOR + 1.38%	)#	2/1/2019	14,000	14,113,475
Swedbank AB (Sweden)(a)	3.049% (3 Mo. LIBOR + .68%	)#	11/1/2018	20,000	20,030,480
Westpac Banking Corp. (Australia)(a)	3.065% (3 Mo. LIBOR + .71%	)#	5/13/2019	21,526	21,653,778
Westpac Banking Corp. (Australia)(a)	2.963% (3 Mo. LIBOR + .61%	)#	1/17/2019	2,986	2,996,093
Total					75,960,419

Computer Hardware 0.00%
HP, Inc.	3.288% (3 Mo. LIBOR + .94%	)#	1/14/2019	75	75,187

Electric: Power 1.42%
Oncor Electric Delivery Co. LLC	6.80%		9/1/2018	1,500	1,515,536
Pacific Gas & Electric Co.	2.549% (3 Mo. LIBOR + .23%	)#	11/28/2018	70,667	70,664,845
South Carolina Electric & Gas Co.	6.50%		11/1/2018	2,729	2,769,944
Total					74,950,325

See Notes to Financial Statements.	373

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Financial Services 0.06%
International Lease Finance Corp.	7.125%		9/1/2018	$781	$788,845
National Rural Utilities Cooperative Finance Corp.	10.375%		11/1/2018	2,190	2,258,673
Total					3,047,518

Oil: Crude Producers 0.13%
Buckeye Partners LP	2.65%		11/15/2018	2,000	1,997,728
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	4,720	4,720,000
Total					6,717,728

Steel 0.07%
Nucor Corp.	5.85%		6/1/2018	3,707	3,707,000

Technology 0.19%
Expedia Group, Inc.	7.456%		8/15/2018	9,957	10,048,321
Total Corporate Bonds (cost $177,292,313)					177,321,498

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.10%
Holmes Master Issuer plc 2018-1A A1† (cost $5,500,000)	2.289% (1 Mo. LIBOR + .37%	)#	1/15/2019	5,500	5,508,253

U.S. TREASURY OBLIGATIONS 1.72%
U.S. Treasury Bill	Zero Coupon		6/28/2018	47,727	47,665,342
U.S. Treasury Bill	Zero Coupon		11/8/2018	43,721	43,335,770
Total U.S. Treasury Obligations (cost $90,998,919)					91,001,112

REPURCHASE AGREEMENT 0.09%
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $4,905,000 of U.S. Treasury Note at 1.875% due 9/30/2022; value: $4,765,968; proceeds: $4,670,306 (cost $4,670,189)				4,670	4,670,189
Total Short-Term Investments (cost $1,835,363,752)					1,835,402,630
Total Investments in Securities 99.82% (cost $5,291,797,057)					5,291,144,191
Cash and Other Assets in Excess of Liabilities 0.18%					9,678,267
Net Assets 100.00%					$5,300,822,458

LIBOR	London Interbank Offered Rate
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).

374	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,165,168,922	$–	$1,165,168,922
Corporate Bonds	–	2,289,976,813	–	2,289,976,813
U.S. Treasury Obligation	–	595,826	–	595,826
Short-Term Investments
Asset-Backed Security	–	8,098,046	–	8,098,046
Commercial Paper	–	1,548,803,532	–	1,548,803,532
Corporate Bonds	–	177,321,498	–	177,321,498
Non-Agency Commercial Mortgage-Backed Security	–	5,508,253	–	5,508,253
U.S. Treasury Obligations	–	91,001,112	–	91,001,112
Repurchase Agreement	–	4,670,189	–	4,670,189
Total	$–	$5,291,144,191	$–	$5,291,144,191

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed
Investment Type	Securities
Balance as of December 1, 2017	$1,893,901
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(1,893,901)
Balance as of May 31, 2018	$–
Change in unrealized appreciation/depreciation for period ended May 31, 2018, related to Level 3 investments held at May 31, 2018	$–

See Notes to Financial Statements.	375

Statements of Assets and Liabilities (unaudited)

May 31, 2018

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$847,811,867	$1,448,168,501	$15,531,078
Investments in securities, at fair value	$920,627,820	$1,441,103,405	$15,445,584
Cash	–	49,468	–
Deposits with brokers for futures collateral	–	545,500	6,308
Deposits with brokers for swaps collateral	–	–	137,731
Foreign cash, at value (cost $53,739, $0, $0, $0, $0, $20,695,635, $0 and $0, respectively)	53,921	–	–
Receivables:
Investment securities sold	7,014,305	43,852,865	186,647
Interest and dividends	3,300,699	5,895,911	108,276
Capital shares sold	1,946,255	5,296,130	43,970
From advisor (See Note 3)	–	–	18,455
Variation margin for futures contracts	–	15,377	–
Variation margin for centrally cleared credit default swap agreements	–	–	8,704
Unrealized appreciation on forward foreign currency exchange contracts	324,752	–	–
Unrealized appreciation on CPI swaps	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–
Credit default swap agreements receivable, at fair value (including upfront payments of $0, $0, $7,633, $0, $0, $307,445, $0 and $0, respectively)	–	–	110
Prepaid expenses and other assets	121,391	135,962	79,306
Total assets	933,389,143	1,496,894,618	16,035,091
LIABILITIES:
Payables:
Investment securities purchased	26,306,350	272,630,482	2,204,177
Capital shares reacquired	498,796	2,300,926	1,498
Management fee	537,894	243,514	3,244
12b-1 distribution plan	37,093	154,377	2,675
Trustees’ fees	78,251	128,970	554
Fund administration	30,737	41,530	464
Variation margin for futures contracts	–	–	1,166
Offering costs	–	–	–
To bank	–	–	3
Variation margin for centrally cleared credit default swap agreements	–	–	–
Unrealized depreciation on forward foreign currency exchange contracts	65,787	–	–
Unrealized depreciation on CPI swaps	–	–	–
Credit default swap agreements payable, at fair value (including upfront payments of $0, $0, $27,757, $0, $0, $0, $413,756 and $0, respectively)	–	–	14,886
Reverse repurchase agreement payable, at fair value	–	–	–
Distributions payable	–	2,251,412	44,012
Accrued expenses	71,436	431,169	53,504
Total liabilities	27,626,344	278,182,380	2,326,183
NET ASSETS	$905,762,799	$1,218,712,238	$13,708,908

376	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$7,333,905	$14,161,521,950	$6,671,117,717	$2,247,253,207	$1,271,014,839
$7,172,485	$14,179,308,536	$6,603,961,102	$2,211,101,722	$1,258,704,932
–	–	7,881,360	2,954,250	1,518,805
5,766	2,187,484	1,960,353	3,800,000	859,942
–	3,090,179	13,167,406	60,000	107,241,850

–	–	20,411,996	–	–

–	278,935,253	104,480,357	3,500,001	2,287,118
88,792	71,827,612	89,241,617	25,474,597	8,959,424
19,260	124,870,796	37,022,665	16,357,908	8,843,582
20,284	–	–	–	–
–	–	–	–	–

–	–	–	–	–

–	1,654,557	8,360,275	395,826	14,282
–	–	–	–	16,775,269
–	27,625	66,545	–	–

–	–	310,156	–	–
102,543	464,604	228,900	143,232	139,920
7,409,130	14,662,366,646	6,887,092,732	2,263,787,536	1,405,345,124

163,625	873,128,778	119,688,488	26,625,767	11,589,346
1,178	32,671,999	21,166,472	6,736,440	2,087,866
2,412	5,160,864	2,998,179	712,323	320,288
439	3,021,449	925,687	460,632	190,405
93	753,190	431,188	514,528	79,149
241	454,969	229,663	74,981	42,705
1,395	152,234	475,345	27,414	14,345
17,198	–	–	–	–
–	45	–	–	–

–	39,647	2,869,147	–	11,596,698

–	94,445	6,492	2,682	–
–	–	–	–	102,025,734

–	–	–	66,599	–
–	–	1,310,348	231,237	–
19,340	55,759,974	26,653,313	6,276,888	3,783,652
46,507	1,182,857	734,401	352,531	288,861
252,428	972,420,451	177,488,723	42,082,022	132,019,049
$7,156,702	$13,689,946,195	$6,709,604,009	$2,221,705,514	$1,273,326,075

See Notes to Financial Statements.	377

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2018

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
COMPOSITION OF NET ASSETS:
Paid-in capital	$813,197,360	$1,263,041,906	$13,989,043
Undistributed (distributions in excess of) net investment income	879,483	(3,591,590)	(16,146)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	18,613,313	(34,042,717)	(136,765)
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	73,072,643	(6,695,361)	(127,224)
Net Assets	$905,762,799	$1,218,712,238	$13,708,908
Net assets by class:
Class A Shares	$147,943,181	$435,954,555	$6,404,614
Class C Shares	$36,987,819	$52,128,959	$775,364
Class F Shares	$188,894,311	$149,335,727	$6,275,882
Class F3 Shares	$5,445,607	$313,026,013	$10,177
Class I Shares	$510,557,630	$203,827,680	$108,128
Class P Shares	$60,317	$98.52	–
Class R2 Shares	$80,125	$840,676	$26,653
Class R3 Shares	$6,722,814	$13,317,748	$27,019
Class R4 Shares	$62,557	$7,975,038	$26,886
Class R5 Shares	$122,721	$846,594	$27,053
Class R6 Shares	$8,885,717	$41,459,149	$27,132
Class T Shares	–	–	–
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,837,840	41,191,727	435,272
Class C Shares	2,727,420	4,947,670	52,665
Class F Shares	13,835,772	14,113,794	426,519
Class F3 Shares	396,548	29,578,188	691.50
Class I Shares	37,191,367	19,267,410	7,349
Class P Shares	4,355	9.21	–
Class R2 Shares	5,789	79,412	1,812
Class R3 Shares	494,494	1,258,091	1,836.50
Class R4 Shares	4,584	753,763	1,827.4
Class R5 Shares	8,944	79,996	1,838.50
Class R6 Shares	646,897	3,918,779	1,844
Class T Shares	–	–	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.65	$10.58	$14.71
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.96	$10.82	$15.05
Class C Shares-Net asset value	$13.56	$10.54	$14.72
Class F Shares-Net asset value	$13.65	$10.58	$14.71
Class F3 Shares-Net asset value	$13.73	$10.58	$14.72
Class I Shares-Net asset value	$13.73	$10.58	$14.71
Class P Shares-Net asset value	$13.85	$10.70	–
Class R2 Shares-Net asset value	$13.84	$10.59	$14.71
Class R3 Shares-Net asset value	$13.60	$10.59	$14.71
Class R4 Shares-Net asset value	$13.65	$10.58	$14.71
Class R5 Shares-Net asset value	$13.72	$10.58	$14.71
Class R6 Shares-Net asset value	$13.74	$10.58	$14.71
Class T Shares-Net asset value	–	–	–
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	–	–	–

378	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$7,401,954	$13,960,332,926	$6,807,298,336	$2,318,030,759	$1,492,812,802

(30,838)	(29,939,152)	(31,586,039)	(10,901,989)	(8,791,306)

(51,839)	(259,198,813)	(4,942,768)	(49,737,572)	(109,972,357)

(162,575)	18,751,234	(61,165,520)	(35,685,684)	(100,723,064)
$7,156,702	$13,689,946,195	$6,709,604,009	$2,221,705,514	$1,273,326,075

$359,389	$3,656,692,583	$1,348,782,620	$896,905,289	$198,208,659
$99,407	$1,587,283,654	$470,322,994	$193,814,637	$48,402,924
$3,170,212	$5,927,750,660	$2,039,003,657	$464,762,768	$440,306,102
$1,521,129	$277,624,387	$513,556,492	$368,714,399	$16,530,333
$371,423	$2,133,551,612	$1,442,506,061	$196,262,028	$533,089,405
–	–	$490,979	–	–
$25,156	$1,338,528	$16,281,412	$1,890,106	$214,152
$38,275	$47,965,656	$103,235,517	$52,726,924	$178,980
$25,254	$6,406,899	$80,912,437	$4,649,686	$1,161,417
$25,328	$3,865,418	$267,718,920	$4,114,069	$137,310
$1,521,129	$47,456,440	$426,782,824	$37,865,608	$35,086,551
–	$10,358	$10,096	–	$10,242

37,169	399,069,830	181,506,831	324,314,292	16,738,687
10,283	173,098,745	63,625,903	69,762,503	4,082,353
327,284	647,563,239	274,751,832	168,020,387	37,148,431
157,313	30,258,645	68,776,992	133,343,243	1,396,356
38,425	232,706,555	193,305,284	70,964,425	44,999,231
–	–	65,157	–	–
2,602	145,931	2,178,267	677,884	18,100
3,959	5,232,234	13,813,620	19,005,108	15,116
2,612	699,081	10,891,264	1,680,861	98,070
2,619	421,127	35,884,835	1,486,816	11,597
157,313	5,173,449	57,160,094	13,697,239	2,963,377
–	1,130	1,358	–	865

$9.67	$9.16	$7.43	$2.77	$11.84

$9.89	$9.37	$7.60	$2.83	$12.11
$9.67	$9.17	$7.39	$2.78	$11.86
$9.69	$9.15	$7.42	$2.77	$11.85
$9.67	$9.18	$7.47	$2.77	$11.84
$9.67	$9.17	$7.46	$2.77	$11.85
–	–	$7.54	–	–
$9.67	$9.17	$7.47	$2.79	$11.83
$9.67	$9.17	$7.47	$2.77	$11.84
$9.67	$9.16	$7.43	$2.77	$11.84
$9.67	$9.18	$7.46	$2.77	$11.84
$9.67	$9.17	$7.47	$2.76	$11.84
–	$9.17	$7.43	–	$11.84

–	$9.41	$7.62	–	$12.14

See Notes to Financial Statements.	379

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2018

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$9,698,402	$40,572,053,978
Investments in securities, at fair value	$9,642,703	$40,123,925,626
Cash	–	49,479,408
Deposits with brokers for futures collateral	1,022	–
Deposits with brokers for swaps collateral	–	1,180,000
Foreign cash, at value (cost $0, $0, $80,037 and $0, respectively)	–	–
Receivables:
Capital shares sold	27,027	232,285,073
Interest and dividends	65,512	286,542,219
Investment securities sold	435,870	74,795,819
From advisor (See Note 3)	20,253	–
Unrealized appreciation on forward foreign currency exchange contracts	–	537,017
Credit default swap agreements receivable, at fair value (including upfront payments of $5,468, $0, $0 and $0, respectively)	1,140	–
Prepaid expenses and other assets	102,984	724,376
Total assets	10,296,511	40,769,469,538
LIABILITIES:
Payables:
Investment securities purchased	690,904	276,248,092
Capital shares reacquired	1,931	117,702,984
12b-1 distribution plan	1,551	10,681,598
Management fee	2,409	8,632,670
Trustees’ fees	108	3,330,759
Fund administration	321	1,360,844
Variation margin for futures contracts	67	789,309
Offering costs	15,676	–
Credit default swap agreements payable, at fair value (including upfront payments of $0, $6,764,973, $0 and $0, respectively)	–	1,075,776
Reverse repurchase agreement payable, at fair value	–	–
Distributions payable	19,946	117,622,957
Accrued expenses	37,769	4,156,276
Total liabilities	770,682	541,601,265
NET ASSETS	$9,525,829	$40,227,868,273
COMPOSITION OF NET ASSETS:
Paid-in capital	$9,675,950	$43,629,610,292
Distributions in excess of net investment income	(35,680)	(256,464,250)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	(66,814)	(2,709,488,155)
Net unrealized depreciation on investments, futures contracts,foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(47,627)	(435,789,614)
Net Assets	$9,525,829	$40,227,868,273

380	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$4,331,048,306	$5,291,797,057
$4,302,289,858	$5,291,144,191
6,659,623	977,335
2,014,421	–
–	–
61,827	–

14,131,136	149,197,047
22,502,848	10,235,635
119,694,817	–
13,222	264,746
112,298	–

–	–
181,778	683,958
4,467,661,828	5,452,502,912

656,995,668	122,094,206
7,046,832	19,570,284
476,186	460,251
898,187	806,490
257,519	22,438
128,312	161,298
56,771	–
–	–

–	–
462,476	–
8,009,046	8,549,384
755,008	16,103
675,086,005	151,680,454
$3,792,575,823	$5,300,822,458

$3,945,857,063	$5,301,515,825
(9,325,026)	(75,767)

(115,804,241)	35,266

(28,151,973)	(652,866)
$3,792,575,823	$5,300,822,458

See Notes to Financial Statements.	381

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2017

	Short Duration Core Bond Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$2,672,424	$9,673,110,972
Class C Shares	$1,042,036	$5,472,883,215
Class F Shares	$2,621,638	$15,011,320,599
Class F3 Shares	$1,519,181	$2,286,834,933
Class I Shares	$50,584	$6,880,906,171
Class P Shares	–	–
Class R2 Shares	$25,124	$24,092,041
Class R3 Shares	$25,152	$292,875,058
Class R4 Shares	$25,222	$90,556,126
Class R5 Shares	$25,292	$34,578,287
Class R6 Shares	$1,519,176	$460,700,803
Class T Shares	–	$10,068
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	272,578	2,306,938,880
Class C Shares	106,288	1,297,183,827
Class F Shares	267,443	3,582,537,230
Class F3 Shares	154,973	544,801,572
Class I Shares	5,160	1,642,672,416
Class P Shares	–	–
Class R2 Shares	2,563	5,743,858
Class R3 Shares	2,566	69,779,841
Class R4 Shares	2,573	21,557,563
Class R5 Shares	2,580	8,260,938
Class R6 Shares	154,973	109,924,385
Class T Shares	–	2,399
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.80	$4.19
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$10.03	$4.29
Class C Shares-Net asset value	$9.80	$4.22
Class F Shares-Net asset value	$9.80	$4.19
Class F3 Shares-Net asset value	$9.80	$4.20
Class I Shares-Net asset value	$9.80	$4.19
Class P Shares-Net asset value	–	–
Class R2 Shares-Net asset value	$9.80	$4.19
Class R3 Shares-Net asset value	$9.80	$4.20
Class R4 Shares-Net asset value	$9.80	$4.20
Class R5 Shares-Net asset value	$9.80	$4.19
Class R6 Shares-Net asset value	$9.80	$4.19
Class T Shares-Net asset value	–	$4.20
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	–	$4.31

*  Sales charge is not applicable to Ultra Short Bond Fund.

382	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$1,219,859,151	$3,203,938,963
$141,670,757	–
$899,615,386	$1,638,685,417
$660,450,943	$122,180,465
$403,060,397	$330,610,310
$536,329	–
$5,825,184	–
$113,827,142	–
$69,041,633	–
$86,881,131	$284,859
$191,797,875	$5,122,444
$9,895	–

121,178,389	320,241,113
14,086,295	–
89,366,128	163,767,150
65,581,590	12,209,803
39,965,590	33,049,168
53,024	–
578,715	–
11,310,185	–
6,858,212	–
8,628,021	28,465
19,036,555	511,817
983.39	–

$10.07	$10.00

$10.30	–
$10.06	–
$10.07	$10.01
$10.07	$10.01
$10.09	$10.00
$10.11	–
$10.07	–
$10.06	–
$10.07	–
$10.07	$10.01
$10.08	$10.01
$10.06	–

$10.32	–

See Notes to Financial Statements.	383

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2018

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends (net of foreign withholding taxes of $26,916, $0, $0, $0, $0, $15,726, $0 and $0, respectively)	$3,437,997	$–	$–
Interest and other (net of foreign withholding taxes of $0, $2,332, $0, $4, $0, $481, $2,976 and $3,665, respectively)	6,366,697	17,427,596	258,731
Total investment income	9,804,694	17,427,596	258,731
Expenses:
Management fee	3,151,390	2,332,405	26,768
12b-1 distribution plan-Class A	126,226	445,050	6,365
12b-1 distribution plan-Class B	493	1,290	–
12b-1 distribution plan-Class C	183,447	251,966	3,206
12b-1 distribution plan-Class F	84,466	85,283	3,145
12b-1 distribution plan-Class P	130	–	–
12b-1 distribution plan-Class R2	267	2,612	80
12b-1 distribution plan-Class R3	13,588	35,311	67
12b-1 distribution plan-Class R4	75	9,184	33
12b-1 distribution plan-Class T	–	–	–
Shareholder servicing	148,045	566,714	2,308
Fund administration	180,080	250,850	2,726
Registration	105,436	123,367	80,947
Reports to shareholders	33,540	78,139	2,157
Professional	33,914	34,933	31,559
Custody	11,622	14,072	6,068
Trustees’ fees	9,844	14,078	152
Offering costs	–	–	–
Other	31,879	34,847	4,384
Gross expenses	4,114,442	4,280,101	169,965
Expense reductions (See Note 10)	(3,133)	(7,273)	(113)
Fees waived and expenses reimbursed (See Note 3)	–	(841,635)	(124,261)
Net expenses	4,111,309	3,431,193	45,591
Net investment income	5,693,385	13,996,403	213,140
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	36,688,963	(19,113,097)	(92,185)
Net realized gain (loss) on futures contracts	22,097	(1,514,259)	4,020
Net realized gain (loss) on foreign currency exchange contracts	(882,510)	–	–
Net realized gain (loss) on swap contracts	–	–	1,481
Net realized gain (loss) on foreign currency related transactions	(2,345)	–	–
Net change in unrealized appreciation/depreciation on investments	(5,683,902)	(10,088,105)	(267,913)
Net change in unrealized appreciation/depreciation on futures contracts	–	551,131	(2,625)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	363,576	–	–

384	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund		Income Fund	Inflation Focused Fund

$–	$2,122,893	S	2,112,097	$147,997	$10,069

126,624	342,903,558		216,992,841	44,142,031	17,958,153
126,624	345,026,451		219,104,938	44,290,028	17,968,222

13,761	28,271,199		18,028,463	4,996,397	2,183,660
349	3,480,879		1,429,696	897,675	185,680
–	–		3,120	2,379	–
501	6,643,956		2,128,146	899,019	202,849
1,488	2,604,461		1,022,960	231,757	196,324
–	–		1,086	–	–
76	3,900		46,222	6,457	944
96	113,430		243,945	131,464	443
32	7,006		91,617	5,002	1,131
–	13		13	–	13
1,898	4,197,875		2,929,143	939,163	399,829
1,376	2,490,834		1,382,442	435,202	239,175
51,928	369,215		307,475	144,640	133,785
1,013	503,756		337,991	113,310	41,641
33,658	97,383		50,958	49,633	48,349
2,238	78,233		69,366	29,079	61,904
72	133,740		77,644	24,004	12,826
14,153	–		–	–	–
4,330	109,325		79,794	46,453	39,291
126,969	49,105,205		28,230,081	8,951,634	3,747,844
(32)	(100,706)		(43,422)	(15,057)	(8,454)
(109,461)	–		–	(736,063)	(100,184)
17,476	49,004,499		28,186,659	8,200,514	3,639,206
109,148	296,021,952		190,918,279	36,089,514	14,329,016

(2,465)	14,952,699		61,202,411	(4,179,581)	(791,974)
(19,753)	6,402,695		(6,777,120)	(3,161,577)	(3,893,446)

–	(139,607)		(2,785,601)	2,858,918	(1,215)
–	1,068,746		(1,870,086)	(27,675)	(2,379,825)

–	345,305		(630,391)	(36,987)	50

(224,757)	(45,785,000)		(305,603,110)	(64,617,291)	(9,951,352)

4,418	(1,575,567)		(109,182)	960,772	1,115,626

–	1,752,658		9,378,613	1,024,399	15,595

See Notes to Financial Statements.	385

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2018

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on swap contracts	$–	$–	$(3,116)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(3,008)	–	–
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	–
Net realized and unrealized gain (loss)	30,502,871	(30,164,330)	(360,338)
Net Increase (Decrease) in Net Assets Resulting From Operations	$36,196,256	$(16,167,927)	$(147,198)

386	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield		Inflation
Bond Fund	Fund	Fund	Income Fund	Focused Fund

$–	$301,146	$(915,350)	$(39,916)	$19,426,742

–	(81,608)	(143,208)	(9,184)	(430)

–	(53,120)	66,545	–	–
(242,557)	(22,811,653)	(248,186,479)	(67,228,122)	3,539,771

$(133,409)	$273,210,299	$(57,268,200)	$(31,138,608)	$17,868,787

See Notes to Financial Statements.	387

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2018

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
Investment income:
Dividends	$–	$342,945
Interest and other (net of foreign withholding taxes of $0, $1,631, $6,746 and $5,391, respectively)	109,117	638,041,780
Total investment income	109,117	638,384,725
Expenses:
Management fee	12,860	51,523,761
12b-1 distribution plan-Class A	2,267	9,952,422
12b-1 distribution plan-Class B	–	8,172
12b-1 distribution plan-Class C	4,501	24,269,263
12b-1 distribution plan-Class F	1,121	7,363,547
12b-1 distribution plan-Class P	–	–
12b-1 distribution plan-Class R2	75	75,163
12b-1 distribution plan-Class R3	62	749,746
12b-1 distribution plan-Class R4	31	103,804
12b-1 distribution plan-Class T	–	13
Shareholder servicing	623	14,035,718
Fund administration	1,715	8,124,131
Reports to shareholders	1,046	1,746,352
Registration	52,480	852,591
Trustees’ fees	86	459,915
Professional	35,841	222,398
Custody	1,962	223,726
Offering costs	14,153	–
Other	4,344	277,918
Gross expenses	133,167	119,988,640
Expense reductions (See Note 10)	(47)	(308,276)
Fees waived and expenses reimbursed (See Note 3)	(109,324)	–
Net expenses	23,796	119,680,364
Net investment income	85,321	518,704,361
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(22,707)	8,053,514
Net realized loss on futures contracts	(1,744)	(57,828,441)
Net realized gain (loss) on foreign currency exchange contracts	–	(68,928)
Net realized gain on swap contracts	1,782	1,930,554
Net realized loss on foreign currency related transactions	–	(10,784)
Net change in unrealized appreciation/depreciation on investments	(41,845)	(364,371,917)
Net change in unrealized appreciation/depreciation on futures contracts	854	6,425,412
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	–	609,069
Net change in unrealized appreciation/depreciation on swap contracts	5,885	6,799,440
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(16,684)
Net realized and unrealized loss	(57,775)	(398,478,765)
Net Increase (Decrease) in Net Assets Resulting From Operations	$27,546	$120,225,596

388	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$–	$–

61,575,265	38,259,457
61,575,265	38,259,457

6,707,998	3,448,333
1,241,670	1,661,874
3,261	–
665,242	–
454,787	475,864
1,269	–
19,648	–
318,152	–
85,289	–
13	–
2,063,491	638,144
760,500	689,667
226,900	78,330
229,945	347,593
41,962	27,715
44,798	36,688
27,729	5,571
–	–
48,860	6,288
12,941,514	7,416,067
(24,885)	(27,769)
(1,557,048)	(959,346)
11,359,581	6,428,952
50,215,684	31,830,505

(58,086,611)	63,821
(738,625)	–
17,745	–
–	–
(29,376)	–
(43,390,582)	(660,531)
291,596	–

132,403	–
–	–

(107,302)	–
(101,910,752)	(596,710)
$(51,695,068)	$32,233,795

See Notes to Financial Statements.	389

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017
Operations:
Net investment income	$5,693,385	$12,293,724
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	35,826,205	61,667,712
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(5,323,334)	39,331,307
Net increase (decrease) in net assets resulting from operations	36,196,256	113,292,743
Distributions to shareholders from:
Net investment income
Class A	(1,838,557)	(2,541,270)
Class B	(1,783)	(12,328)
Class C	(523,284)	(920,419)
Class F	(2,483,576)	(3,178,742)
Class F3	(68,298)	(89)
Class I	(8,933,245)	(12,984,915)
Class P	(793)	(933)
Class R2	(1,451)	(3,452)
Class R3	(75,656)	(99,573)
Class R4	(896)	(1,487)
Class R5	(28,114)	(983)
Class R6	(40,785)	(25,432)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(13,996,438)	(19,769,623)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	156,313,410	511,521,196
Reinvestment of distributions	13,220,285	18,776,194
Cost of shares reacquired	(160,570,105)	(319,225,658)
Net increase (decrease) in net assets resulting from capital share transactions	8,963,590	211,071,732
Net increase (decrease) in net assets	31,163,408	304,594,852
NET ASSETS:
Beginning of period	$874,599,391	$570,004,539
End of period	$905,762,799	$874,599,391
Undistributed (distributions in excess of) net investment income	$879,483	$9,182,536

390	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017

$13,996,403	$21,247,573	$213,140	$318,248

(20,627,356)	1,318,620	(86,684)	84,079

(9,536,974)	13,491,310	(273,654)	130,724
(16,167,927)	36,057,503	(147,198)	533,051

(6,022,044)	(10,479,177)	(113,471)	(186,094)
(1,973)	(26,959)	–	–
(637,725)	(1,205,153)	(10,424)	(11,367)
(2,364,788)	(9,597,109)	(115,248)	(180,728)
(4,764,048)	(1,087,464)	(195)	(232)
(2,872,504)	(4,456,367)	(2,036)	(3,684)
(2)	(66)	–	–
(10,061)	(16,006)	(421)	(756)
(169,012)	(358,862)	(441)	(785)
(98,605)	(75,859)	(473)	(852)
(12,148)	(16,205)	(509)	(922)
(624,375)	(1,012,877)	(519)	(953)

–	–	–	(34,831)
–	–	–	–
–	–	–	(1,737)
–	–	–	(33,357)
–	–	–	–
–	–	–	(677)
–	–	–	–
–	–	–	(168)
–	–	–	(169)
–	–	–	(169)
–	–	–	(169)
–	–	–	(170)
(17,577,285)	(28,332,104)	(243,737)	(457,820)

174,886,834	803,896,556	1,175,664	2,416,136
16,950,704	26,643,095	243,487	457,871
(219,647,496)	(716,759,738)	(588,225)	(658,610)

(27,809,958)	113,779,913	830,926	2,215,397
(61,555,170)	121,505,312	439,991	2,290,628

$1,280,267,408	$1,158,762,096	$13,268,917	$10,978,289
$1,218,712,238	$1,280,267,408	$13,708,908	$13,268,917

$(3,591,590)	$(10,708)	$(16,146)	$14,451

See Notes to Financial Statements.	391

Statements of Changes in Net Assets (continued)

	Corporate Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2018 (unaudited)	For the Period Ended November 30, 2017*
Operations:
Net investment income	$109,148	$104,423
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(22,218)	11,383
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(220,339)	57,764
Net increase (decrease) in net assets resulting from operations	(133,409)	173,570
Distributions to shareholders from:
Net investment income
Class A	(6,986)	(7,251)
Class B	–	–
Class C	(1,603)	(1,460)
Class F	(60,928)	(50,934)
Class F3	(32,879)	(39,007)
Class I	(5,977)	(1,269)
Class P	–	–
Class R2	(456)	(541)
Class R3	(710)	(688)
Class R4	(502)	(596)
Class R5	(534)	(635)
Class R6	(32,878)	(39,008)
Class T	–	–
Net realized gain
Class A	(227)	–
Class B	–	–
Class C	(69)	–
Class F	(1,749)	–
Class F3	(1,046)	–
Class I	(35)	–
Class P	–	–
Class R2	(17)	–
Class R3	(26)	–
Class R4	(18)	–
Class R5	(18)	–
Class R6	(1,046)	–
Class T	–	–
Total distributions to shareholders	(147,704)	(141,389)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,165,063	6,245,224
Reinvestment of distributions	147,459	141,526
Cost of shares reacquired	(165,057)	(128,581)
Net increase (decrease) in net assets resulting from capital share transactions	1,147,465	6,258,169
Net increase (decrease) in net assets	866,352	6,290,350
NET ASSETS:
Beginning of period	$6,290,350	$–
End of period	$7,156,702	$6,290,350
Undistributed (distributions in excess of) net investment income	$(30,838)	$3,467
* For the period April 19, 2017 (commencement of operations) to November 30, 2017.

392	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017

$296,021,952	$506,803,941	$190,918,279	$363,153,570

22,629,838	10,544,319	49,139,213	176,893,568

(45,441,491)	(26,060,038)	(297,325,692)	73,716,328
273,210,299	491,288,222	(57,268,200)	613,763,466

(83,078,258)	(159,447,445)	(40,754,395)	(90,302,533)
–	–	(14,882)	(171,010)
(32,417,495)	(62,578,586)	(12,674,349)	(25,303,646)
(126,870,569)	(232,070,406)	(59,315,399)	(128,479,485)
(6,257,393)	(2,578,541)	(14,764,810)	(4,600,568)
(45,804,815)	(47,351,299)	(46,451,568)	(102,800,409)
–	–	(13,212)	(18,679)
(28,503)	(50,838)	(412,231)	(746,158)
(1,017,864)	(1,675,680)	(2,653,073)	(4,428,793)
(133,183)	(213,889)	(2,082,446)	(2,595,346)
(75,027)	(91,171)	(7,918,120)	(3,490,951)
(1,043,861)	(1,030,657)	(12,086,509)	(14,948,878)
(246)	(151)	(291)	(189)

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
(296,727,214)	(507,088,663)	(199,141,285)	(377,886,645)

3,885,241,536	8,010,235,373	1,573,022,449	5,414,154,988
240,335,908	406,903,478	184,651,932	337,157,695
(2,445,052,679)	(5,138,918,145)	(1,891,516,056)	(4,405,944,543)

1,680,524,765	3,278,220,706	(133,841,675)	1,345,368,140
1,657,007,850	3,262,420,265	(390,251,160)	1,581,244,961

$12,032,938,345	$8,770,518,080	$7,099,855,169	$5,518,610,208
$13,689,946,195	$12,032,938,345	$6,709,604,009	$7,099,855,169

$(29,939,152)	$(29,233,890)	$(31,586,039)	$(23,363,033)

See Notes to Financial Statements.	393

Statements of Changes in Net Assets (continued)

	Income Fund
	For the
	Six Months Ended	For the
	May 31, 2018	Year Ended
INCREASE IN NET ASSETS	(unaudited)	November 30, 2017
Operations:
Net investment income	$36,089,514	$57,408,869
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(4,546,902)	32,568,770
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(62,681,220)	39,344,361
Net increase (decrease) in net assets resulting from operations	(31,138,608)	129,322,000
Distributions to shareholders from:
Net investment income
Class A	(17,592,441)	(31,900,354)
Class B	(6,796)	(66,413)
Class C	(3,613,002)	(6,997,934)
Class F	(9,295,852)	(20,130,629)
Class F3	(6,813,138)	(1,745,808)
Class I	(3,540,881)	(3,762,178)
Class R2	(38,084)	(64,883)
Class R3	(952,672)	(1,693,529)
Class R4	(78,465)	(77,381)
Class R5	(125,602)	(189,533)
Class R6	(714,593)	(309,333)
Class T	–	–
Total distributions to shareholders	(42,771,526)	(66,937,975)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	458,960,178	1,164,842,239
Reinvestment of distributions	38,060,483	57,719,270
Cost of shares reacquired	(341,538,172)	(878,138,676)
Net increase in net assets resulting from capital share transactions	155,482,489	344,422,833
Net increase in net assets	81,572,355	406,806,858
NET ASSETS:
Beginning of period	$2,140,133,159	$1,733,326,301
End of period	$2,221,705,514	$2,140,133,159
Undistributed (distributions in excess of) net investment income	$(10,901,989)	$(4,219,977)
**	For the period April 19, 2017 (commencement of operations) to November 30, 2017.

394	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the		For the
Six Months Ended	For the	Six Months Ended	For the
May 31, 2018	Year Ended	May 31, 2018	Period Ended
(unaudited)	November 30, 2017	(unaudited)	November 30, 2017**

$14,329,016	$22,974,715	$85,321	$60,456

(7,066,410)	1,793,223	(22,669)	(3,861)

10,606,181	(11,760,612)	(35,106)	(12,521)

17,868,787	13,007,326	27,546	44,074

(3,421,139)	(8,567,899)	(32,534)	(17,944)
–	–	–	–
(709,404)	(1,593,329)	(9,423)	(3,311)
(7,421,991)	(13,588,981)	(33,265)	(26,244)
(292,509)	(130,296)	(23,751)	(25,505)
(10,120,168)	(18,103,637)	(768)	(819)
(5,217)	(12,145)	(307)	(318)
(3,005)	(7,157)	(320)	(334)
(16,558)	(15,944)	(352)	(372)
(1,244)	(618)	(383)	(410)
(704,882)	(877,539)	(23,748)	(25,503)
(188)	(128)	–	–
(22,696,305)	(42,897,673)	(124,851)	(100,760)

364,899,479	917,067,107	2,279,372	8,849,609
19,683,799	36,839,580	125,019	100,731
(221,582,546)	(668,275,658)	(433,642)	(1,241,269)

163,000,732	285,631,029	1,970,749	7,709,071
158,173,214	255,740,682	1,873,444	7,652,385

$1,115,152,861	$859,412,179	$7,652,385	$–
$1,273,326,075	$1,115,152,861	$9,525,829	$7,652,385

$(8,791,306)	$(424,017)	$(35,680)	$3,850

See Notes to Financial Statements.	395

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
	For the
	Six Months Ended	For the
	May 31, 2018	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2017
Operations:
Net investment income	$518,704,361	$865,547,947
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(47,924,085)	36,409,189
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(350,554,680)	58,423,938
Net increase (decrease) in net assets resulting from operations	120,225,596	960,381,074
Distributions to shareholders from:
Net investment income
Class A	(185,451,039)	(403,977,090)
Class B	(22,448)	(271,639)
Class C	(89,307,857)	(196,501,968)
Class F	(281,538,071)	(574,156,876)
Class F3	(49,145,290)	(41,496,596)
Class I	(134,207,060)	(224,210,312)
Class P	–	–
Class R2	(416,932)	(937,129)
Class R3	(5,148,719)	(9,975,742)
Class R4	(1,536,847)	(2,121,543)
Class R5	(556,145)	(774,725)
Class R6	(7,842,548)	(9,671,300)
Class T	(188)	(122)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Class T	–	–
Total distributions to shareholders	(755,173,144)	(1,464,095,042)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	8,778,603,473	25,586,749,592
Reinvestment of distributions	650,598,049	1,203,245,949
Cost of shares reacquired	(11,038,354,723)	(20,823,458,235)
Redemptions in-kind (See Note 6)	–	(41,912,779)
Net increase (decrease) in net assets resulting from capital share transactions	(1,609,153,201)	5,924,624,527
Net increase (decrease) in net assets	(2,244,100,749)	5,420,910,559
NET ASSETS:
Beginning of period	$42,471,969,022	$37,051,058,463
End of period	$40,227,868,273	$42,471,969,022
Undistributed (distributions in excess of) net investment income	$(256,464,250)	$(19,995,467)

396	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the		For the
Six Months Ended	For the	Six Months Ended	For the
May 31, 2018	Year Ended	May 31, 2018	Year Ended
(unaudited)	November 30, 2017	(unaudited)	November 30, 2017

$50,215,684	$71,749,371	$31,830,505	$7,962,924

(58,836,867)	562,756	63,821	57,771

(43,073,885)	44,605,266	(660,531)	7,704
(51,695,068)	116,917,393	31,233,795	8,028,399

(18,622,930)	(33,725,577)	(20,151,120)	(5,383,454)
(6,057)	(85,892)	–	–
(1,905,466)	(3,667,830)	–	–
(14,073,286)	(29,716,476)	(8,984,521)	(2,044,522)
(10,324,073)	(2,349,939)	(991,325)	(118,057)
(6,419,237)	(8,788,190)	(1,815,079)	(406,899)
(7,711)	(16,399)	–	–
(84,075)	(190,647)	–	–
(1,708,866)	(3,184,120)	–	–
(1,011,206)	(1,335,101)	–	–
(1,413,512)	(1,570,766)	(2,766)	(3,479)
(2,952,365)	(3,154,398)	(13,485)	(3,947)
(148)	(86)	–	–

–	(4,168,603)	(48,592)	–
–	(23,897)	–	–
–	(653,166)	–	–
–	(2,740,003)	(17,717)	–
–	–	(1,523)	–
–	(937,456)	(3,514)	–
–	(3,007)	–	–
–	(23,479)	–	–
–	(428,068)	–	–
–	(97,475)	–	–
–	(85,325)	(9)	–
–	(215,980)	(9)	–
–	–	–	–
(58,528,932)	(97,161,880)	(32,029,660)	(7,960,358)

696,924,370	2,472,449,374	5,101,621,266	2,838,918,619
52,017,764	84,195,399	31,970,215	8,069,131
(616,229,830)	(1,761,850,733)	(2,100,664,408)	(589,043,225)
–	–	–	–

132,712,304	794,794,040	3,032,927,073	2,257,944,525
22,488,304	814,549,553	3,032,131,208	2,258,012,566

$3,770,087,519	$2,955,537,966	$2,268,691,250	$10,678,684
$3,792,575,823	$3,770,087,519	$5,300,822,458	$2,268,691,250

$(9,325,026)	$(1,011,778)	$(75,767)	$52,024

See Notes to Financial Statements.	397

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
5/31/2018(c)	$13.31	$0.08	$ 0.46	$0.54	$ (0.20)	$–	$(0.20)
11/30/2017	11.65	0.20	1.83	2.03	(0.37)	–	(0.37)
11/30/2016	11.13	0.26	0.67	0.93	(0.41)	–	(0.41)
11/30/2015	13.59	0.17	(0.99)	(0.82)	(0.32)	(1.32)	(1.64)
11/30/2014	13.66	0.14	0.98	1.12	(0.29)	(0.90)	(1.19)
11/30/2013	11.12	0.18	2.63	2.81	(0.27)	–	(0.27)
Class C
5/31/2018(c)	13.23	0.03	0.46	0.49	(0.16)	–	(0.16)
11/30/2017	11.57	0.13	1.83	1.96	(0.30)	–	(0.30)
11/30/2016	11.07	0.19	0.65	0.84	(0.34)	–	(0.34)
11/30/2015	13.52	0.10	(0.99)	(0.89)	(0.24)	(1.32)	(1.56)
11/30/2014	13.59	0.06	0.98	1.04	(0.21)	(0.90)	(1.11)
11/30/2013	11.06	0.10	2.63	2.73	(0.20)	–	(0.20)
Class F
5/31/2018(c)	13.32	0.08	0.46	0.54	(0.21)	–	(0.21)
11/30/2017	11.65	0.22	1.84	2.06	(0.39)	–	(0.39)
11/30/2016	11.13	0.27	0.67	0.94	(0.42)	–	(0.42)
11/30/2015	13.60	0.19	(1.00)	(0.81)	(0.34)	(1.32)	(1.66)
11/30/2014	13.66	0.16	0.99	1.15	(0.31)	(0.90)	(1.21)
11/30/2013	11.12	0.19	2.63	2.82	(0.28)	–	(0.28)
Class F3
5/31/2018(c)	13.39	0.09	0.47	0.56	(0.22)	–	(0.22)
4/4/2017 to 11/30/2017(f)	17.35	0.16	(4.01)	(3.85)	(0.11)	–	(0.11)
Class I
5/31/2018(c)	13.39	0.09	0.47	0.56	(0.22)	–	(0.22)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.66	0.95	(0.43)	–	(0.43)
11/30/2015	13.65	0.20	(0.99)	(0.79)	(0.35)	(1.32)	(1.67)
11/30/2014	13.71	0.17	0.99	1.16	(0.32)	(0.90)	(1.22)
11/30/2013	11.16	0.20	2.65	2.85	(0.30)	–	(0.30)
Class P
5/31/2018(c)	13.51	0.06	0.47	0.53	(0.19)	–	(0.19)
11/30/2017	11.81	0.18	1.86	2.04	(0.34)	–	(0.34)
11/30/2016	11.28	0.27	0.66	0.93	(0.40)	–	(0.40)
11/30/2015	13.75	0.16	(1.00)	(0.84)	(0.31)	(1.32)	(1.63)
11/30/2014	13.80	0.11	1.00	1.11	(0.26)	(0.90)	(1.16)
11/30/2013	11.23	0.15	2.66	2.81	(0.24)	–	(0.24)

398	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$13.65	4.15	(d)	1.02 (e)	1.02	(e)	1.16	(e)	$147,943	107	(d)
13.31	17.86		1.03	1.04		1.63		116,819	224
11.65	8.63		1.06	1.14		2.45		75,091	241
11.13	(6.71)		1.06	1.11		1.44		104,761	223
13.59	8.99		1.06	1.11		1.09		171,401	174
13.66	25.74		1.06	1.12		1.42		113,956	160

13.56	3.77	(d)	1.67 (e)	1.67	(e)	0.49	(e)	36,988	107	(d)
13.23	17.25		1.65	1.66		1.06		42,574	224
11.57	7.88		1.69	1.77		1.82		36,351	241
11.07	(7.36)		1.71	1.76		0.80		51,655	223
13.52	8.36		1.71	1.76		0.44		68,685	174
13.59	25.02		1.68	1.73		0.82		58,045	160

13.65	4.12	(d)	0.92 (e)	0.92	(e)	1.26	(e)	188,894	107	(d)
13.32	18.06		0.93	0.93		1.71		148,917	224
11.65	8.74		0.96	1.04		2.50		80,847	241
11.13	(6.67)		0.96	1.02		1.55		96,774	223
13.60	9.18		0.96	1.01		1.19		132,982	174
13.66	25.86		0.96	1.02		1.50		75,696	160

13.73	4.23	(d)	0.80 (e)	0.80	(e)	1.38	(e)	5,446	107	(d)
13.39	10.06	(d)	0.81 (e)	0.82	(e)	1.84	(e)	3,884	224

13.73	4.23	(d)	0.82 (e)	0.82	(e)	1.35	(e)	510,558	107	(d)
13.39	18.16		0.83	0.84		1.84		553,681	224
11.71	8.91		0.86	0.94		2.66		373,793	241
11.19	(6.57)		0.86	0.92		1.66		448,316	223
13.65	9.24		0.86	0.91		1.30		466,537	174
13.71	25.98		0.86	0.92		1.64		364,317	160

13.85	3.97	(d)	1.27 (e)	1.27	(e)	0.91	(e)	60	107	(d)
13.51	17.66		1.27	1.28		1.43		56	224
11.81	8.48		1.18	1.25		2.44		32	241
11.28	(6.81)		1.17	1.22		1.35		46	223
13.75	8.77		1.31	1.36		0.84		51	174
13.80	25.45		1.30	1.36		1.18		43	160

See Notes to Financial Statements.	399

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class R2
5/31/2018(c)	$13.49	$0.05	$ 0.47	$ 0.52	$ (0.17)	$–	$ (0.17)
11/30/2017	11.79	0.17	1.85	2.02	(0.32)	–	(0.32)
11/30/2016	11.26	0.22	0.66	0.88	(0.35)	–	(0.35)
11/30/2015	13.73	0.12	(1.00)	(0.88)	(0.27)	(1.32)	(1.59)
11/30/2014	13.78	0.09	1.00	1.09	(0.24)	(0.90)	(1.14)
11/30/2013	11.22	0.12	2.66	2.78	(0.22)	–	(0.22)
Class R3
5/31/2018(c)	13.26	0.06	0.46	0.52	(0.18)	–	(0.18)
11/30/2017	11.60	0.17	1.83	2.00	(0.34)	–	(0.34)
11/30/2016	11.09	0.23	0.66	0.89	(0.38)	–	(0.38)
11/30/2015	13.55	0.14	(0.99)	(0.85)	(0.29)	(1.32)	(1.61)
11/30/2014	13.62	0.10	0.99	1.09	(0.26)	(0.90)	(1.16)
11/30/2013	11.09	0.14	2.63	2.77	(0.24)	–	(0.24)
Class R4
5/31/2018(c)	13.31	0.07	0.47	0.54	(0.20)	–	(0.20)
11/30/2017	11.64	0.20	1.84	2.04	(0.37)	–	(0.37)
11/30/2016	11.14	0.25	0.66	0.91	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(g)	12.11	0.08	(1.00)	(0.92)	(0.05)	–	(0.05)
Class R5
5/31/2018(c)	13.38	0.10	0.46	0.56	(0.22)	–	(0.22)
11/30/2017	11.70	0.21	1.87	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.65	0.94	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)
Class R6
5/31/2018(c)	13.39	0.09	0.48	0.57	(0.22)	–	(0.22)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.33	0.62	0.95	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

400	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return(b)		ments		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$13.84	3.94	(d)	1.42	(e)	1.42	(e)	0.75	(e)	$80	107	(d)
13.49	17.49		1.43		1.44		1.32		119	224
11.79	8.07		1.47		1.54		2.03		125	241
11.26	(7.10)		1.46		1.52		1.02		252	223
13.73	8.65		1.46		1.51		0.70		380	174
13.78	25.19		1.45		1.52		0.99		161	160

13.60	4.00	(d)	1.32	(e)	1.32	(e)	0.84	(e)	6,723	107	(d)
13.26	17.61		1.32		1.32		1.34		5,577	224
11.60	8.26		1.35		1.43		2.15		2,939	241
11.09	(7.00)		1.35		1.41		1.17		3,074	223
13.55	8.73		1.36		1.41		0.79		3,143	174
13.62	25.38		1.35		1.41		1.11		1,924	160

13.65	4.12	(d)	1.07	(e)	1.07	(e)	1.11	(e)	63	107	(d)
13.31	17.90		1.08		1.08		1.61		59	224
11.64	8.53		1.09		1.16		2.21		47	241
11.14	(7.56	)(d)	1.10	(e)	1.18	(e)	1.65	(e)	9	223

13.72	4.23	(d)	0.83	(e)	0.83	(e)	1.42	(e)	123	107	(d)
13.38	18.18		0.83		0.83		1.63		139	224
11.70	8.82		0.87		0.92		2.67		10	241
11.19	(7.47	)(d)	0.86	(e)	0.93	(e)	1.89	(e)	9	223

13.74	4.30	(d)	0.80	(e)	0.80	(e)	1.31	(e)	8,886	107	(d)
13.39	18.16		0.81		0.81		1.77		2,573	224
11.71	8.92		0.83		0.85		2.96		115	241
11.19	(7.47	)(d)	0.81	(e)	0.84	(e)	1.94	(e)	9	223

See Notes to Financial Statements.	401

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(c)	$10.87	$0.11	$(0.26)	$(0.15)	$(0.14)	$–	$(0.14)
11/30/2017	10.80	0.18	0.14	0.32	(0.25)	–	(0.25)
11/30/2016	10.86	0.18	0.04	0.22	(0.26)	(0.02)	(0.28)
11/30/2015	11.11	0.18	(0.16)	0.02	(0.27)	–	(0.27)
11/30/2014	10.78	0.14	0.45	0.59	(0.26)	–	(0.26)
11/30/2013	11.40	0.13	(0.33)	(0.20)	(0.24)	(0.18)	(0.42)
Class C
5/31/2018(c)	10.82	0.08	(0.25)	(0.17)	(0.11)	–	(0.11)
11/30/2017	10.75	0.12	0.13	0.25	(0.18)	–	(0.18)
11/30/2016	10.81	0.11	0.04	0.15	(0.19)	(0.02)	(0.21)
11/30/2015	11.06	0.11	(0.16)	(0.05)	(0.20)	–	(0.20)
11/30/2014	10.73	0.07	0.45	0.52	(0.19)	–	(0.19)
11/30/2013	11.35	0.06	(0.34)	(0.28)	(0.16)	(0.18)	(0.34)
Class F
5/31/2018(c)	10.87	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
11/30/2017	10.80	0.19	0.14	0.33	(0.26)	–	(0.26)
11/30/2016	10.86	0.19	0.04	0.23	(0.27)	(0.02)	(0.29)
11/30/2015	11.11	0.19	(0.16)	0.03	(0.28)	–	(0.28)
11/30/2014	10.78	0.15	0.45	0.60	(0.27)	–	(0.27)
11/30/2013	11.40	0.14	(0.33)	(0.19)	(0.25)	(0.18)	(0.43)
Class F3
5/31/2018(c)	10.87	0.13	(0.26)	(0.13)	(0.16)	–	(0.16)
4/4/2017 to 11/30/2017(f)	10.84	0.15	0.06	0.21	(0.18)	–	(0.18)
Class I
5/31/2018(c)	10.86	0.12	(0.24)	(0.12)	(0.16)	–	(0.16)
11/30/2017	10.80	0.21	0.12	0.33	(0.27)	–	(0.27)
11/30/2016	10.86	0.21	0.03	0.24	(0.28)	(0.02)	(0.30)
11/30/2015	11.11	0.20	(0.16)	0.04	(0.29)	–	(0.29)
11/30/2014	10.78	0.16	0.45	0.61	(0.28)	–	(0.28)
11/30/2013	11.40	0.15	(0.33)	(0.18)	(0.26)	(0.18)	(0.44)
Class P
5/31/2018(c)	11.00	0.22	(0.35)	(0.13)	(0.17)	–	(0.17)
11/30/2017	10.84	0.16	0.30	0.46	(0.30)	–	(0.30)
11/30/2016	10.90	0.16	0.03	0.19	(0.23)	(0.02)	(0.25)
11/30/2015	11.15	0.16	(0.16)	–	(0.25)	–	(0.25)
11/30/2014	10.82	0.12	0.44	0.56	(0.23)	–	(0.23)
11/30/2013	11.44	0.10	(0.33)	(0.23)	(0.21)	(0.18)	(0.39)

402	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)		Portfolio turnover rate (%)

$10.58	(1.34	)(d)	0.65	(e)	0.78	(e)	2.14	(e)	$435,955		320	(d)
10.87	2.96		0.66		0.86		1.70		460,291		466
10.80	2.00		0.66		0.86		1.65		478,353		556
10.86	0.18		0.66		0.86		1.62		434,185		494
11.11	5.52		0.84		0.85		1.30		399,393		576
10.78	(1.79)		0.85		0.85		1.16		401,904		735

10.54	(1.57	)(d)	1.27	(e)	1.41	(e)	1.51	(e)	52,129		320	(d)
10.82	2.33		1.28		1.48		1.07		66,387		466
10.75	1.36		1.28		1.48		1.03		86,326		556
10.81	(0.45)		1.28		1.48		0.99		80,477		494
11.06	4.89		1.46		1.47		0.68		82,120		576
10.73	(2.45)		1.51		1.51		0.51		94,953		735

10.58	(1.29	)(d)	0.55	(e)	0.69	(e)	2.22	(e)	149,336		320	(d)
10.87	3.07		0.55		0.75		1.78		196,037		466
10.80	2.09		0.55		0.75		1.76		381,062		556
10.86	0.28		0.56		0.76		1.71		397,366		494
11.11	5.63		0.73		0.75		1.40		353,154		576
10.78	(1.70)		0.75		0.75		1.26		297,303		735

10.58	(1.19	)(d)	0.34	(e)	0.47	(e)	2.44	(e)	313,026		320	(d)
10.87	1.99	(d)	0.35	(e)	0.55	(e)	2.14	(e)	300,983		466

10.58	(1.15	)(d)	0.44	(e)	0.58	(e)	2.35	(e)	203,828		320	(d)
10.86	3.07		0.46		0.66		1.90		190,063		466
10.80	2.20		0.46		0.66		1.88		152,207		556
10.86	0.38		0.46		0.66		1.81		356,372		494
11.11	5.73		0.64		0.65		1.51		407,023		576
10.78	(1.60)		0.66		0.66		1.36		421,016		735

10.70	(0.64	)(d)	0.90		1.03		3.17	(e)	–	(g)	320	(d)
11.00	3.76		0.86		1.05		1.46		–	(g)	466
10.84	1.79		0.88		1.08		1.45		12		556
10.90	(0.01)		0.87		1.06		1.42		12		494
11.15	5.26		1.09		1.09		1.06		12		576
10.82	(2.03)		1.11		1.11		0.92		47		735

See Notes to Financial Statements.	403

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2018(c)	$10.87	$0.09	$(0.25)	$(0.16)	$(0.12)	$ –	$(0.12)
11/30/2017	10.80	0.14	0.13	0.27	(0.20)	–	(0.20)
11/30/2016	10.86	0.13	0.04	0.17	(0.21)	(0.02)	(0.23)
11/30/2015	11.12	0.13	(0.16)	(0.03)	(0.23)	–	(0.23)
11/30/2014	10.78	0.10	0.46	0.56	(0.22)	–	(0.22)
11/30/2013	11.40	0.08	(0.33)	(0.25)	(0.19)	(0.18)	(0.37)
Class R3
5/31/2018(c)	10.87	0.10	(0.25)	(0.15)	(0.13)	–	(0.13)
11/30/2017	10.80	0.15	0.14	0.29	(0.22)	–	(0.22)
11/30/2016	10.86	0.15	0.03	0.18	(0.22)	(0.02)	(0.24)
11/30/2015	11.11	0.15	(0.16)	(0.01)	(0.24)	–	(0.24)
11/30/2014	10.78	0.11	0.45	0.56	(0.23)	–	(0.23)
11/30/2013	11.40	0.10	(0.34)	(0.24)	(0.20)	(0.18)	(0.38)
Class R4
5/31/2018(c)	10.87	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)
11/30/2017	10.80	0.18	0.13	0.31	(0.24)	–	(0.24)
11/30/2016	10.86	0.17	0.04	0.21	(0.25)	(0.02)	(0.27)
6/30/2015 to 11/30/2015(h)	10.93	0.08	(0.04)	0.04	(0.11)	–	(0.11)
Class R5
5/31/2018(c)	10.87	0.13	(0.26)	(0.13)	(0.16)	–	(0.16)
11/30/2017	10.80	0.21	0.13	0.34	(0.27)	–	(0.27)
11/30/2016	10.86	0.20	0.04	0.24	(0.28)	(0.02)	(0.30)
6/30/2015 to 11/30/2015(h)	10.93	0.09	(0.04)	0.05	(0.12)	–	(0.12)
Class R6
5/31/2018(c)	10.86	0.13	(0.25)	(0.12)	(0.16)	–	(0.16)
11/30/2017	10.80	0.22	0.12	0.34	(0.28)	–	(0.28)
11/30/2016	10.85	0.22	0.04	0.26	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(h)	10.93	0.09	(0.04)	0.05	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount is less than $1,000.
(h)	Commenced on June 30, 2015.

404	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.59	(1.45	)(d)	1.05	(e)	1.18	(e)	1.74	(e)	$ 841	320	(d)
10.87	2.56		1.06		1.26		1.28		951	466
10.80	1.59		1.05		1.25		1.22		655	556
10.86	(0.31)		1.05		1.25		1.19		258	494
11.12	5.19		1.25		1.25		0.90		478	576
10.78	(2.19)		1.26		1.26		0.77		1,894	735

10.59	(1.40	)(d)	0.95	(e)	1.09	(e)	1.83	(e)	13,318	320	(d)
10.87	2.67		0.94		1.15		1.38		15,555	466
10.80	1.70		0.95		1.15		1.36		21,240	556
10.86	(0.12)		0.95		1.15		1.33		28,112	494
11.11	5.21		1.13		1.15		1.01		19,276	576
10.78	(2.09)		1.15		1.15		0.87		20,990	735

10.58	(1.37	)(d)	0.69	(e)	0.82	(e)	2.10	(e)	7,975	320	(d)
10.87	2.92		0.72		0.92		1.65		6,544	466
10.80	1.97		0.71		0.91		1.52		815	556
10.86	0.37	(d)	0.69	(e)	0.89	(e)	1.71	(e)	10	494

10.58	(1.24	)(d)	0.44	(e)	0.58	(e)	2.35	(e)	847	320	(d)
10.87	3.17		0.46		0.66		1.88		802	466
10.80	2.24		0.45		0.65		1.78		327	556
10.86	0.48	(d)	0.43	(e)	0.63	(e)	1.96	(e)	10	494

10.58	(1.10	)(d)	0.34	(e)	0.47	(e)	2.45	(e)	41,459	320	(d)
10.86	3.19		0.34		0.54		1.99		41,952	466
10.80	2.42		0.34		0.54		1.97		34,585	556
10.85	0.43	(d)	0.37	(e)	0.57	(e)	2.02	(e)	31,887	494

See Notes to Financial Statements.	405

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(c)	$15.14	$0.23	$(0.40)	$(0.17)	$(0.26)	$ –	$(0.26)
11/30/2017	15.03	0.40	0.30	0.70	(0.49)	(0.10)	(0.59)
12/2/2015 to 11/30/2016(f)	15.00	0.43	0.14	0.57	(0.54)	–	(0.54)
Class C
5/31/2018(c)	15.15	0.18	(0.40)	(0.22)	(0.21)	–	(0.21)
11/30/2017	15.04	0.30	0.29	0.59	(0.38)	(0.10)	(0.48)
12/2/2015 to 11/30/2016(f)	15.00	0.31	0.15	0.46	(0.42)	–	(0.42)
Class F
5/31/2018(c)	15.14	0.24	(0.40)	(0.16)	(0.27)	–	(0.27)
11/30/2017	15.03	0.42	0.30	0.72	(0.51)	(0.10)	(0.61)
12/2/2015 to 11/30/2016(f)	15.00	0.45	0.13	0.58	(0.55)	–	(0.55)
Class F3
5/31/2018(c)	15.15	0.25	(0.39)	(0.14)	(0.29)	–	(0.29)
4/4/2017 to 11/30/2017(g)	15.08	0.30	0.12	0.42	(0.35)	–	(0.35)
Class I
5/31/2018(c)	15.14	0.25	(0.40)	(0.15)	(0.28)	–	(0.28)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R2
5/31/2018(c)	15.14	0.20	(0.39)	(0.19)	(0.24)	–	(0.24)
11/30/2017	15.03	0.34	0.30	0.64	(0.43)	(0.10)	(0.53)
12/2/2015 to 11/30/2016(f)	15.00	0.37	0.14	0.51	(0.48)	–	(0.48)
Class R3
5/31/2018(c)	15.13	0.21	(0.39)	(0.18)	(0.24)	–	(0.24)
11/30/2017	15.03	0.36	0.29	0.65	(0.45)	(0.10)	(0.55)
12/2/2015 to 11/30/2016(f)	15.00	0.39	0.13	0.52	(0.49)	–	(0.49)

406	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.71	(1.10	)(d)	0.68	(e)	2.51	(e)	3.12	(e)	$6,405	238	(d)
15.14	4.73		0.68		2.68		2.66		6,390	396
15.03	3.81	(d)	0.68	(e)	2.25	(e)	2.88	(e)	5,366	390

14.72	(1.44	)(d)	1.37	(e)	3.18	(e)	2.43	(e)	775	238	(d)
15.15	3.98		1.40		3.41		1.95		613	396
15.04	3.09	(d)	1.46	(e)	3.08	(e)	2.07	(e)	259	390

14.71	(1.05	)(d)	0.58	(e)	2.40	(e)	3.21	(e)	6,276	238	(d)
15.14	4.83		0.58		2.58		2.76		6,010	396
15.03	3.92	(d)	0.58	(e)	2.15	(e)	2.97	(e)	5,119	390

14.72	(0.90	)(d)	0.43	(e)	2.20	(e)	3.41	(e)	10	238	(d)
15.15	2.71	(d)	0.39	(e)	2.66	(e)	3.01	(e)	10	396

14.71	(1.00	)(d)	0.48	(e)	2.31	(e)	3.32	(e)	108	238	(d)
15.14	4.94		0.48		2.48		2.86		109	396
15.03	4.02	(d)	0.48	(e)	2.05	(e)	3.08	(e)	104	390

14.71	(1.29	)(d)	1.08	(e)	2.90	(e)	2.72	(e)	27	238	(d)
15.14	4.31		1.08		3.07		2.24		27	396
15.03	3.41	(d)	1.08	(e)	2.64	(e)	2.47	(e)	26	390

14.71	(1.24	)(d)	0.98	(e)	2.80	(e)	2.85	(e)	27	238	(d)
15.13	4.42		0.98		2.97		2.35		27	396
15.03	3.51	(d)	0.97	(e)	2.53	(e)	2.57	(e)	26	390

See Notes to Financial Statements.	407

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2018(c)	$15.14	$0.23	$(0.40)	$(0.17)	$(0.26)	$ –	$(0.26)
11/30/2017	15.03	0.40	0.29	0.69	(0.48)	(0.10)	(0.58)
12/2/2015 to 11/30/2016(f)	15.00	0.42	0.14	0.56	(0.53)	–	(0.53)
Class R5
5/31/2018(c)	15.14	0.25	(0.40)	(0.15)	(0.28)	–	(0.28)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R6
5/31/2018(c)	15.14	0.25	(0.40)	(0.15)	(0.28)	–	(0.28)
11/30/2017	15.03	0.45	0.30	0.75	(0.54)	(0.10)	(0.64)
12/2/2015 to 11/30/2016(f)	15.00	0.48	0.14	0.62	(0.59)	–	(0.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on December 2, 2015.
(g)	Commenced on April 4, 2017.

408	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.71	(1.12	)(d)	0.73	(e)	2.53	(e)	3.10	(e)	$27	238	(d)
15.14	4.68		0.74		2.73		2.58		27	396
15.03	3.76	(d)	0.73	(e)	2.29	(e)	2.81	(e)	26	390

14.71	(1.00	)(d)	0.48	(e)	2.29	(e)	3.35	(e)	27	238	(d)
15.14	4.94		0.48		2.48		2.84		27	396
15.03	4.01	(d)	0.49	(e)	2.05	(e)	3.06	(e)	26	390

14.71	(0.97	)(d)	0.40	(e)	2.27	(e)	3.40	(e)	27	238	(d)
15.14	5.05		0.37		2.47		2.95		27	396
15.03	4.17	(d)	0.33	(e)	1.96	(e)	3.22	(e)	26	390

See Notes to Financial Statements.	409

Financial Highlights (continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income	Net realized and unrealized gain (loss)(a)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(e)	$10.06	$0.15	$(0.33)	$(0.18)	$(0.20)	$(0.01)	$(0.21)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class C
5/31/2018(e)	10.06	0.11	(0.33)	(0.22)	(0.16)	(0.01)	(0.17)
4/19/2017 to 11/30/2017(f)	10.00	0.13	0.12	0.25	(0.19)	–	(0.19)
Class F
5/31/2018(e)	10.08	0.15	(0.33)	(0.18)	(0.20)	(0.01)	(0.21)
4/19/2017 to 11/30/2017(f)	10.00	0.18	0.14	0.32	(0.24)	–	(0.24)
Class F3
5/31/2018(e)	10.06	0.16	(0.33)	(0.17)	(0.21)	(0.01)	(0.22)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)
Class I
5/31/2018(e)	10.06	0.16	(0.34)	(0.18)	(0.20)	(0.01)	(0.21)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R2
5/31/2018(e)	10.06	0.13	(0.33)	(0.20)	(0.18)	(0.01)	(0.19)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.12	0.27	(0.21)	–	(0.21)
Class R3
5/31/2018(e)	10.06	0.13	(0.33)	(0.20)	(0.18)	(0.01)	(0.19)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.13	0.28	(0.22)	–	(0.22)
Class R4
5/31/2018(e)	10.06	0.15	(0.34)	(0.19)	(0.19)	(0.01)	(0.20)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class R5
5/31/2018(e)	10.06	0.16	(0.33)	(0.17)	(0.21)	(0.01)	(0.22)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R6
5/31/2018(e)	10.06	0.16	(0.33)	(0.17)	(0.21)	(0.01)	(0.22)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on April 19, 2017.

410	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return(b)(c) (%)	Total expenses after waivers and/or reimburse- ments(d) (%)	Total expenses(d) (%)	Net invest- ment income(d) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.67	(1.87)	0.68	3.85	3.00	$359	54	(c)
10.06	3.01	0.68	3.99	2.80	311	88

9.67	(2.26)	1.48	4.63	2.20	99	54	(c)
10.06	2.52	1.48	4.75	2.02	102	88

9.69	(1.82)	0.58	3.76	3.09	3,170	54	(c)
10.08	3.27	0.58	3.82	2.89	2,614	88

9.67	(1.73)	0.38	3.55	3.30	1,521	54	(c)
10.06	3.20	0.38	3.67	3.10	1,548	88

9.67	(1.80)	0.48	3.76	3.18	371	54	(c)
10.06	3.13	0.48	3.78	3.00	52	88

9.67	(2.07)	1.08	4.22	2.61	25	54	(c)
10.06	2.76	1.08	4.38	2.40	26	88

9.67	(2.02)	0.98	4.14	2.69	38	54	(c)
10.06	2.82	0.97	4.20	2.49	39	88

9.67	(1.90)	0.73	3.88	2.96	25	54	(c)
10.06	2.98	0.73	4.00	2.74	26	88

9.67	(1.78)	0.48	3.63	3.21	25	54	(c)
10.06	3.14	0.48	3.79	2.99	26	88

9.67	(1.73)	0.38	3.55	3.30	1,521	54	(c)
10.06	3.20	0.38	3.67	3.10	1,548	88

See Notes to Financial Statements.	411

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(c)	$9.18	$0.22	$(0.02)	$0.20	$(0.22)	$–	$(0.22)
11/30/2017	9.17	0.41	0.01	0.42	(0.41)	–	(0.41)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
11/30/2015	9.30	0.40	(0.41)	(0.01)	(0.40)	–	(0.40)
11/30/2014	9.51	0.43	(0.19)	0.24	(0.43)	(0.02)	(0.45)
11/30/2013	9.37	0.43	0.16	0.59	(0.45)	–	(0.45)
Class C
5/31/2018(c)	9.18	0.19	(0.01)	0.18	(0.19)	–	(0.19)
11/30/2017	9.17	0.35	0.01	0.36	(0.35)	–	(0.35)
11/30/2016	8.89	0.35	0.28	0.63	(0.35)	–	(0.35)
11/30/2015	9.31	0.34	(0.42)	(0.08)	(0.34)	–	(0.34)
11/30/2014	9.51	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
11/30/2013	9.38	0.37	0.14	0.51	(0.38)	–	(0.38)
Class F
5/31/2018(c)	9.17	0.22	(0.02)	0.20	(0.22)	–	(0.22)
11/30/2017	9.16	0.42	0.01	0.43	(0.42)	–	(0.42)
11/30/2016	8.88	0.42	0.28	0.70	(0.42)	–	(0.42)
11/30/2015	9.29	0.41	(0.41)	–	(0.41)	–	(0.41)
11/30/2014	9.50	0.44	(0.19)	0.25	(0.44)	(0.02)	(0.46)
11/30/2013	9.36	0.44	0.15	0.59	(0.45)	–	(0.45)
Class F3
5/31/2018(c)	9.19	0.23	(0.01)	0.22	(0.23)	–	(0.23)
4/4/2017 to 11/30/2017(f)	9.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)
Class I
5/31/2018(c)	9.18	0.23	(0.01)	0.22	(0.23)	–	(0.23)
11/30/2017	9.17	0.42	0.02	0.44	(0.43)	–	(0.43)
11/30/2016	8.89	0.43	0.28	0.71	(0.43)	–	(0.43)
11/30/2015	9.31	0.42	(0.42)	–	(0.42)	–	(0.42)
11/30/2014	9.51	0.45	(0.18)	0.27	(0.45)	(0.02)	(0.47)
11/30/2013	9.38	0.45	0.14	0.59	(0.46)	–	(0.46)

412	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.16	2.18	(d)	0.78	(e)	4.76	(e)	$3,656,693	35	(d)
9.18	4.65		0.79		4.43		3,530,233	81
9.17	7.95		0.80		4.56		3,003,142	78
8.89	(0.14)		0.80		4.35		2,365,305	77
9.30	2.54		0.80		4.57		2,856,709	91
9.51	6.36		0.80		4.55		3,585,657	88

9.17	1.97	(d)	1.43	(e)	4.12	(e)	1,587,284	35	(d)
9.18	3.98		1.44		3.80		1,587,964	81
9.17	7.29		1.43		3.95		1,547,969	78
8.89	(0.88)		1.44		3.72		1,479,103	77
9.31	1.95		1.49		3.89		1,740,187	91
9.51	5.57		1.45		3.94		1,864,537	88

9.15	2.23	(d)	0.68	(e)	4.85	(e)	5,927,751	35	(d)
9.17	4.75		0.69		4.52		4,877,793	81
9.16	8.06		0.70		4.64		3,564,772	78
8.88	(0.05)		0.70		4.45		2,073,567	77
9.29	2.64		0.70		4.67		2,387,227	91
9.50	6.47		0.70		4.64		2,591,702	88

9.18	2.42	(d)	0.53	(e)	5.02	(e)	277,624	35	(d)
9.19	2.67	(d)	0.54	(e)	4.68	(e)	203,910	81

9.17	2.39	(d)	0.58	(e)	4.95	(e)	2,133,552	35	(d)
9.18	4.85		0.60		4.61		1,744,687	81
9.17	8.16		0.60		4.75		605,018	78
8.89	(0.05)		0.60		4.54		366,250	77
9.31	2.85		0.60		4.76		435,250	91
9.51	6.46		0.60		4.76		593,427	88

See Notes to Financial Statements.	413

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2018(c)	$9.19	$0.20	$(0.02)	$0.18	$(0.20)	$–	$(0.20)
11/30/2017	9.18	0.37	0.01	0.38	(0.37)	–	(0.37)
11/30/2016	8.90	0.37	0.28	0.65	(0.37)	–	(0.37)
11/30/2015	9.31	0.36	(0.41)	(0.05)	(0.36)	–	(0.36)
11/30/2014	9.52	0.40	(0.19)	0.21	(0.40)	(0.02)	(0.42)
11/30/2013	9.38	0.40	0.15	0.55	(0.41)	–	(0.41)
Class R3
5/31/2018(c)	9.18	0.21	(0.01)	0.20	(0.21)	–	(0.21)
11/30/2017	9.17	0.38	0.01	0.39	(0.38)	–	(0.38)
11/30/2016	8.89	0.38	0.28	0.66	(0.38)	–	(0.38)
11/30/2015	9.31	0.37	(0.42)	(0.05)	(0.37)	–	(0.37)
11/30/2014	9.51	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
11/30/2013	9.37	0.40	0.16	0.56	(0.42)	–	(0.42)
Class R4
5/31/2018(c)	9.18	0.22	(0.02)	0.20	(0.22)	–	(0.22)
11/30/2017	9.17	0.40	0.01	0.41	(0.40)	–	(0.40)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(g)	9.21	0.17	(0.32)	(0.15)	(0.17)	–	(0.17)
Class R5
5/31/2018(c)	9.19	0.23	(0.01)	0.22	(0.23)	–	(0.23)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.43	0.28	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	9.22	0.18	(0.32)	(0.14)	(0.18)	–	(0.18)
Class R6
5/31/2018(c)	9.19	0.23	(0.02)	0.21	(0.23)	–	(0.23)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.44	0.27	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	9.22	0.17	(0.31)	(0.14)	(0.18)	–	(0.18)
Class T
5/31/2018(c)	9.18	0.21	–	0.21	(0.22)	–	(0.22)
7/28/2017 to 11/30/2017(h)	9.20	0.14	(0.02)	0.12	(0.14)	–	(0.14)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Commenced on July 28, 2017.

414	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.17	1.98	(d)	1.18	(e)	4.37	(e)	$1,339	35	(d)
9.19	4.24		1.20		4.04		1,254	81
9.18	7.53		1.20		4.16		751	78
8.90	(0.53)		1.20		3.95		452	77
9.31	2.14		1.20		4.19		670	91
9.52	5.85		1.20		4.24		601	88

9.17	2.14	(d)	1.08	(e)	4.47	(e)	47,966	35	(d)
9.18	4.35		1.10		4.15		43,115	81
9.17	7.64		1.10		4.28		34,215	78
8.89	(0.54)		1.10		4.06		26,232	77
9.31	2.35		1.10		4.32		27,205	91
9.51	5.96		1.10		4.24		13,680	88

9.16	2.16	(d)	0.83	(e)	4.73	(e)	6,407	35	(d)
9.18	4.60		0.84		4.37		5,134	81
9.17	7.90		0.85		4.45		2,302	78
8.89	(1.69	)(d)	0.81	(e)	4.36	(e)	10	77

9.18	2.40	(d)	0.58	(e)	4.99	(e)	3,865	35	(d)
9.19	4.87		0.60		4.65		2,542	81
9.18	8.18		0.60		4.77		303	78
8.90	(1.57	)(d)	0.56	(e)	4.62	(e)	10	77

9.17	2.31	(d)	0.53	(e)	5.01	(e)	47,456	35	(d)
9.19	4.93		0.54		4.70		36,295	81
9.18	8.24		0.54		4.84		12,047	78
8.90	(1.56	)(d)	0.56	(e)	4.61	(e)	8,144	77

9.17	2.31	(d)	0.76	(e)	4.68	(e)	10	35	(d)
9.18	1.29	(d)	0.77	(e)	4.45	(e)	10	81

See Notes to Financial Statements.	415

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(c)	$7.71	$0.21	$(0.27)	$(0.06)	$(0.22)	$–	$(0.22)
11/30/2017	7.41	0.42	0.32	0.74	(0.44)	–	(0.44)
11/30/2016	7.10	0.42	0.33	0.75	(0.44)	–	(0.44)
11/30/2015	7.79	0.39	(0.49)	(0.10)	(0.42)	(0.17)	(0.59)
11/30/2014	8.05	0.43	0.04	0.47	(0.46)	(0.27)	(0.73)
11/30/2013	7.95	0.49	0.31	0.80	(0.52)	(0.18)	(0.70)
Class C
5/31/2018(c)	7.67	0.18	(0.27)	(0.09)	(0.19)	–	(0.19)
11/30/2017	7.38	0.37	0.30	0.67	(0.38)	–	(0.38)
11/30/2016	7.07	0.37	0.33	0.70	(0.39)	–	(0.39)
11/30/2015	7.75	0.34	(0.48)	(0.14)	(0.37)	(0.17)	(0.54)
11/30/2014	8.01	0.38	0.04	0.42	(0.41)	(0.27)	(0.68)
11/30/2013	7.91	0.44	0.30	0.74	(0.46)	(0.18)	(0.64)
Class F
5/31/2018(c)	7.70	0.21	(0.27)	(0.06)	(0.22)	–	(0.22)
11/30/2017	7.41	0.42	0.31	0.73	(0.44)	–	(0.44)
11/30/2016	7.09	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2015	7.78	0.40	(0.49)	(0.09)	(0.43)	(0.17)	(0.60)
11/30/2014	8.04	0.43	0.05	0.48	(0.47)	(0.27)	(0.74)
11/30/2013	7.94	0.50	0.30	0.80	(0.52)	(0.18)	(0.70)
Class F3
5/31/2018(c)	7.75	0.22	(0.27)	(0.05)	(0.23)	–	(0.23)
4/4/2017 to 11/30/2017(f)	7.65	0.28	0.12	0.40	(0.30)	–	(0.30)
Class I
5/31/2018(c)	7.74	0.21	(0.27)	(0.06)	(0.22)	–	(0.22)
11/30/2017	7.45	0.44	0.30	0.74	(0.45)	–	(0.45)
11/30/2016	7.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2015	7.82	0.41	(0.49)	(0.08)	(0.44)	(0.17)	(0.61)
11/30/2014	8.08	0.44	0.05	0.49	(0.48)	(0.27)	(0.75)
11/30/2013	7.98	0.51	0.30	0.81	(0.53)	(0.18)	(0.71)
Class P
5/31/2018(c)	7.82	0.20	(0.27)	(0.07)	(0.21)	–	(0.21)
11/30/2017	7.52	0.40	0.32	0.72	(0.42)	–	(0.42)
11/30/2016	7.20	0.41	0.34	0.75	(0.43)	–	(0.43)
11/30/2015	7.89	0.38	(0.49)	(0.11)	(0.41)	(0.17)	(0.58)
11/30/2014	8.16	0.42	0.03	0.45	(0.45)	(0.27)	(0.72)
11/30/2013	8.05	0.48	0.31	0.79	(0.50)	(0.18)	(0.68)

416	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.43	(0.85	)(d)	0.88	(e)	0.88	(e)	5.46	(e)	$1,348,782	53	(d)
7.71	10.13		0.89		0.89		5.48		1,576,504	93
7.41	10.93		0.92		0.92		5.88		1,580,591	104
7.10	(1.38)		0.93		0.93		5.24		1,156,411	93
7.79	6.06		0.94		0.94		5.42		922,139	102
8.05	10.52		0.95		0.95		6.18		841,494	108

7.39	(1.18	)(d)	1.53	(e)	1.54	(e)	4.83	(e)	470,323	53	(d)
7.67	9.28		1.57		1.57		4.81		515,964	93
7.38	10.24		1.57		1.57		5.25		463,517	104
7.07	(1.91)		1.59		1.59		4.62		335,484	93
7.75	5.38		1.59		1.59		4.78		345,738	102
8.01	9.81		1.62		1.62		5.52		312,747	108

7.42	(0.80	)(d)	0.78	(e)	0.78	(e)	5.56	(e)	2,039,004	53	(d)
7.70	10.09		0.79		0.79		5.54		2,011,192	93
7.41	11.19		0.81		0.81		5.96		1,571,281	104
7.09	(1.29)		0.84		0.84		5.33		734,257	93
7.78	6.16		0.85		0.85		5.47		602,252	102
8.04	10.63		0.85		0.85		6.27		394,913	108

7.47	(0.69	)(d)	0.60	(e)	0.60	(e)	5.73	(e)	513,556	53	(d)
7.75	5.28	(d)	0.62	(e)	0.62	(e)	5.45	(e)	449,538	93

7.46	(0.74	)(d)	0.68	(e)	0.68	(e)	5.64	(e)	1,442,506	53	(d)
7.74	10.19		0.69		0.69		5.70		1,725,003	93
7.45	11.29		0.72		0.72		6.11		1,707,793	104
7.13	(1.14)		0.74		0.74		5.47		1,909,422	93
7.82	6.27		0.75		0.75		5.57		2,259,001	102
8.08	10.73		0.75		0.75		6.37		1,180,830	108

7.54	(0.91	)(d)	1.13	(e)	1.13	(e)	5.24	(e)	491	53	(d)
7.82	9.81		1.15		1.15		5.16		478	93
7.52	10.76		1.17		1.17		5.71		47	104
7.20	(1.52)		1.18		1.18		5.01		275	93
7.89	5.68		1.19		1.19		5.20		1,603	102
8.16	10.21		1.20		1.20		5.95		1,555	108

See Notes to Financial Statements.	417

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2018(c)	$7.76	$0.19	$(0.28)	$(0.09)	$(0.20)	$–	$(0.20)
11/30/2017	7.46	0.39	0.32	0.71	(0.41)	–	(0.41)
11/30/2016	7.15	0.40	0.32	0.72	(0.41)	–	(0.41)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.39)	(0.17)	(0.56)
11/30/2014	8.10	0.40	0.03	0.43	(0.43)	(0.27)	(0.70)
11/30/2013	8.00	0.46	0.31	0.77	(0.49)	(0.18)	(0.67)
Class R3
5/31/2018(c)	7.75	0.20	(0.27)	(0.07)	(0.21)	–	(0.21)
11/30/2017	7.46	0.40	0.31	0.71	(0.42)	–	(0.42)
11/30/2016	7.14	0.41	0.33	0.74	(0.42)	–	(0.42)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.40)	(0.17)	(0.57)
11/30/2014	8.10	0.41	0.03	0.44	(0.44)	(0.27)	(0.71)
11/30/2013	7.99	0.47	0.32	0.79	(0.50)	(0.18)	(0.68)
Class R4
5/31/2018(c)	7.71	0.21	(0.28)	(0.07)	(0.21)	–	(0.21)
11/30/2017	7.41	0.41	0.32	0.73	(0.43)	–	(0.43)
11/30/2016	7.10	0.43	0.32	0.75	(0.44)	–	(0.44)
6/30/2015 to 11/30/2015(g)	7.54	0.16	(0.43)	(0.27)	(0.17)	–	(0.17)
Class R5
5/31/2018(c)	7.74	0.22	(0.27)	(0.05)	(0.23)	–	(0.23)
11/30/2017	7.44	0.43	0.32	0.75	(0.45)	–	(0.45)
11/30/2016	7.13	0.45	0.32	0.77	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(g)	7.57	0.17	(0.43)	(0.26)	(0.18)	–	(0.18)
Class R6
5/31/2018(c)	7.75	0.22	(0.27)	(0.05)	(0.23)	–	(0.23)
11/30/2017	7.45	0.44	0.32	0.76	(0.46)	–	(0.46)
11/30/2016	7.13	0.45	0.33	0.78	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(g)	7.57	0.18	(0.44)	(0.26)	(0.18)	–	(0.18)
Class T
5/31/2018(c)	7.71	0.21	(0.27)	(0.06)	(0.22)	–	(0.22)
7/28/2017 to 11/30/2017(h)	7.72	0.14	–	0.14	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Commenced on July 28, 2017.

418	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.47	(1.15	)(d)	1.28	(e)	1.28	(e)	5.09	(e)	$16,281	53	(d)
7.76	9.68		1.29		1.29		5.09		14,837	93
7.46	10.49		1.32		1.32		5.53		11,145	104
7.15	(1.58)		1.34		1.34		4.88		5,170	93
7.83	5.52		1.34		1.34		5.06		4,742	102
8.10	10.07		1.35		1.35		5.78		4,967	108

7.47	(0.97	)(d)	1.18	(e)	1.18	(e)	5.19	(e)	103,236	53	(d)
7.75	9.64		1.19		1.19		5.18		91,021	93
7.46	10.75		1.22		1.22		5.64		71,552	104
7.14	(1.62)		1.24		1.24		4.98		45,822	93
7.83	5.63		1.24		1.24		5.14		35,169	102
8.10	10.18		1.25		1.25		5.89		30,268	108

7.43	(0.86	)(d)	0.93	(e)	0.93	(e)	5.44	(e)	80,912	53	(d)
7.71	10.09		0.95		0.95		5.38		67,741	93
7.41	10.91		0.97		0.97		5.87		20,934	104
7.10	(3.58	)(d)	1.01	(e)	1.04	(e)	5.31	(e)	328	93

7.46	(0.73	)(d)	0.68	(e)	0.69	(e)	5.69	(e)	267,719	53	(d)
7.74	10.34		0.71		0.71		5.56		264,638	93
7.44	11.16		0.72		0.72		6.11		11,010	104
7.13	(3.46	)(d)	0.75	(e)	0.75	(e)	5.50	(e)	10	93

7.47	(0.69	)(d)	0.60	(e)	0.60	(e)	5.76	(e)	426,783	53	(d)
7.75	10.42		0.61		0.61		5.67		381,440	93
7.45	11.26		0.62		0.62		6.24		75,756	104
7.13	(3.30	)(d)	0.63	(e)	0.65	(e)	5.83	(e)	14,054	93

7.43	(0.83	)(d)	0.83	(e)	0.83	(e)	5.45	(e)	10	53	(d)
7.71	1.76	(d)	0.83	(e)	0.83	(e)	5.34	(e)	10	93

See Notes to Financial Statements.	419

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(c)	$2.86	$0.05	$(0.08)	$(0.03)	$(0.06)	$–	$(0.06)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.10	(0.17)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
Class C
5/31/2018(c)	2.87	0.04	(0.08)	(0.04)	(0.05)	–	(0.05)
11/30/2017	2.78	0.07	0.10	0.17	(0.08)	–	(0.08)
11/30/2016	2.72	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.93	0.09	(0.18)	(0.09)	(0.11)	(0.01)	(0.12)
11/30/2014	2.88	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
11/30/2013	3.05	0.09	(0.09)	–	(0.12)	(0.05)	(0.17)
Class F
5/31/2018(c)	2.86	0.05	(0.08)	(0.03)	(0.06)	–	(0.06)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.06	0.16	(0.11)	–	(0.11)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)
Class F3
5/31/2018(c)	2.86	0.05	(0.08)	(0.03)	(0.06)	–	(0.06)
4/4/2017 to 11/30/2017(f)	2.82	0.06	0.05	0.11	(0.07)	–	(0.07)
Class I
5/31/2018(c)	2.86	0.05	(0.08)	(0.03)	(0.06)	–	(0.06)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.12	0.11	0.23	(0.14)	(0.04)	(0.18)
11/30/2013	3.04	0.12	(0.09)	0.03	(0.15)	(0.05)	(0.20)

420	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.77	(1.23	)(d)	0.77	(e)	0.84	(e)	3.30	(e)	$896,905	76	(d)
2.86	7.33		0.78		0.89		3.03		918,917	205
2.76	6.06		0.78		0.90		3.56		907,733	192
2.71	(2.46)		0.78		0.90		3.69		1,017,019	163
2.92	8.36		0.78		0.88		3.80		1,152,324	212
2.87	0.82		0.78		0.88		3.88		1,062,485	272

2.78	(1.53	)(d)	1.39	(e)	1.46	(e)	2.68	(e)	193,815	76	(d)
2.87	6.28		1.40		1.51		2.42		230,293	205
2.78	5.77		1.41		1.53		2.94		253,848	192
2.72	(3.05)		1.42		1.54		3.06		282,552	163
2.93	7.65		1.43		1.53		3.16		316,854	212
2.88	0.14		1.46		1.56		3.20		323,028	272

2.77	(1.19	)(d)	0.67	(e)	0.74	(e)	3.40	(e)	464,763	76	(d)
2.86	7.43		0.68		0.79		3.10		454,740	205
2.76	6.16		0.68		0.80		3.64		413,167	192
2.71	(2.37)		0.68		0.80		3.78		447,867	163
2.92	8.46		0.68		0.78		3.86		437,545	212
2.87	0.92		0.68		0.78		3.97		288,858	272

2.77	(1.10	)(d)	0.47	(e)	0.54	(e)	3.58	(e)	368,714	76	(d)
2.86	3.99	(d)	0.46	(e)	0.60	(e)	3.25	(e)	274,355	205

2.77	(1.14	)(d)	0.57	(e)	0.63	(e)	3.50	(e)	196,262	76	(d)
2.86	7.54		0.58		0.69		3.22		166,989	205
2.76	6.27		0.58		0.70		3.75		92,523	192
2.71	(2.27)		0.58		0.70		3.88		107,266	163
2.92	8.57		0.58		0.68		3.98		132,086	212
2.87	1.02		0.58		0.68		4.08		89,227	272

See Notes to Financial Statements.	421

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2018(c)	$2.88	$0.04	$(0.08)	$(0.04)	$(0.05)	$–	$(0.05)
11/30/2017	2.79	0.08	0.10	0.18	(0.09)	–	(0.09)
11/30/2016	2.73	0.09	0.07	0.16	(0.10)	–	(0.10)
11/30/2015	2.95	0.09	(0.18)	(0.09)	(0.12)	(0.01)	(0.13)
11/30/2014	2.90	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.07	0.10	(0.09)	0.01	(0.13)	(0.05)	(0.18)
Class R3
5/31/2018(c)	2.87	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
11/30/2017	2.77	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2016	2.72	0.09	0.06	0.15	(0.10)	–	(0.10)
11/30/2015	2.93	0.10	(0.18)	(0.08)	(0.12)	(0.01)	(0.13)
11/30/2014	2.88	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
11/30/2013	3.05	0.11	(0.09)	0.02	(0.14)	(0.05)	(0.19)
Class R4
5/31/2018(c)	2.86	0.05	(0.09)	(0.04)	(0.05)	–	(0.05)
11/30/2017	2.77	0.08	0.11	0.19	(0.10)	–	(0.10)
11/30/2016	2.71	0.09	0.08	0.17	(0.11)	–	(0.11)
6/30/2015 to 11/30/2015(g)	2.81	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
Class R5
5/31/2018(c)	2.86	0.05	(0.08)	(0.03)	(0.06)	–	(0.06)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(g)	2.81	0.05	(0.10)	(0.05)	(0.05)	–	(0.05)
Class R6
5/31/2018(c)	2.86	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.11	0.06	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(g)	2.81	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

422	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.79	(1.41	)(d)	1.17	(e)	1.24	(e)	2.92	(e)	$1,890	76	(d)
2.88	6.49		1.18		1.29		2.64		2,008	205
2.79	5.99		1.19		1.31		3.23		2,202	192
2.73	(3.13)		1.18		1.30		3.30		4,562	163
2.95	7.90		1.18		1.28		3.39		4,704	212
2.90	0.47		1.18		1.28		3.49		2,831	272

2.77	(1.72	)(d)	1.07	(e)	1.14	(e)	3.01	(e)	52,727	76	(d)
2.87	7.00		1.08		1.19		2.74		53,025	205
2.77	5.73		1.08		1.20		3.27		54,918	192
2.72	(2.73)		1.08		1.20		3.40		60,809	163
2.93	8.04		1.08		1.18		3.49		50,081	212
2.88	0.55		1.08		1.18		3.61		29,622	272

2.77	(1.26	)(d)	0.82	(e)	0.88	(e)	3.29	(e)	4,650	76	(d)
2.86	6.89		0.83		0.94		2.98		3,117	205
2.77	6.39		0.83		0.94		3.25		1,459	192
2.71	(1.75	)(d)	0.84	(e)	0.97	(e)	3.72	(e)	10	163

2.77	(1.14	)(d)	0.58	(e)	0.65	(e)	3.37	(e)	4,114	76	(d)
2.86	7.55		0.57		0.70		3.21		15,926	205
2.76	6.28		0.58		0.69		3.51		198	192
2.71	(1.64	)(d)	0.58	(e)	0.71	(e)	3.98	(e)	10	163

2.76	(1.45	)(d)	0.47	(e)	0.55	(e)	3.63	(e)	37,866	76	(d)
2.86	7.66		0.47		0.59		3.31		19,714	205
2.76	6.38		0.47		0.59		3.90		3,457	192
2.71	(1.60	)(d)	0.47	(e)	0.63	(e)	4.14	(e)	5,098	163

See Notes to Financial Statements.	423

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
5/31/2018(c)	$11.88	$0.14	$ 0.04	$ 0.18	$(0.22)	$(0.22)	$11.84
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	–	11.88
11/30/2016	12.27	0.29	0.14	0.43	(0.52)	–	12.18
11/30/2015	13.33	0.28	(0.82)	(0.54)	(0.52)	–	12.27
11/30/2014	14.18	0.29	(0.63)	(0.34)	(0.51)	–	13.33
11/30/2013	14.92	0.27	(0.51)	(0.24)	(0.50)	–	14.18
Class C
5/31/2018(c)	11.90	0.10	0.04	0.14	(0.18)	(0.18)	11.86
11/30/2017	12.20	0.16	(0.08)	0.08	(0.38)	–	11.90
11/30/2016	12.29	0.22	0.14	0.36	(0.45)	–	12.20
11/30/2015	13.35	0.20	(0.82)	(0.62)	(0.44)	–	12.29
11/30/2014	14.21	0.19	(0.63)	(0.44)	(0.42)	–	13.35
11/30/2013	14.94	0.16	(0.49)	(0.33)	(0.40)	–	14.21
Class F
5/31/2018(c)	11.89	0.14	0.04	0.18	(0.22)	(0.22)	11.85
11/30/2017	12.19	0.25	(0.09)	0.16	(0.46)	–	11.89
11/30/2016	12.28	0.30	0.14	0.44	(0.53)	–	12.19
11/30/2015	13.34	0.29	(0.82)	(0.53)	(0.53)	–	12.28
11/30/2014	14.20	0.30	(0.63)	(0.33)	(0.53)	–	13.34
11/30/2013	14.93	0.29	(0.50)	(0.21)	(0.52)	–	14.20
Class F3
5/31/2018(c)	11.88	0.15	0.05	0.20	(0.24)	(0.24)	11.84
4/4/2017 to 11/30/2017(f)	12.17	0.19	(0.15)	0.04	(0.33)	–	11.88
Class I
5/31/2018(c)	11.89	0.15	0.04	0.19	(0.23)	(0.23)	11.85
11/30/2017	12.18	0.26	(0.07)	0.19	(0.48)	–	11.89
11/30/2016	12.27	0.30	0.15	0.45	(0.54)	–	12.18
11/30/2015	13.33	0.30	(0.82)	(0.52)	(0.54)	–	12.27
11/30/2014	14.18	0.31	(0.62)	(0.31)	(0.54)	–	13.33
11/30/2013	14.92	0.30	(0.51)	(0.21)	(0.53)	–	14.18
Class R2
5/31/2018(c)	11.87	0.11	0.05	0.16	(0.20)	–	11.83
11/30/2017	12.17	0.19	(0.09)	0.10	(0.40)	–	11.87
11/30/2016	12.26	0.24	0.14	0.38	(0.47)	–	12.17
11/30/2015	13.32	0.23	(0.82)	(0.59)	(0.47)	–	12.26
11/30/2014	14.18	0.24	(0.64)	(0.40)	(0.46)	–	13.32
11/30/2013	14.92	0.22	(0.51)	(0.29)	(0.45)	–	14.18

424	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.51 (d)	0.72	(e)	0.73	(e)	2.29	(e)	$198,209	46	(d)
1.27	0.75		0.81		1.98		179,371	64
3.69	0.75		0.92		2.41		276,490	79
(4.13)	0.75		0.96		2.19		359,137	62
(2.47)	0.75		0.83		2.04		438,684	79
(1.60)	0.75		0.78		1.87		460,665	76

1.18 (d)	1.38	(e)	1.40	(e)	1.63	(e)	48,403	46	(d)
0.63	1.39		1.45		1.32		47,475	64
3.06	1.37		1.54		1.81		45,158	79
(4.71)	1.38		1.59		1.57		63,659	62
(3.20)	1.45		1.54		1.36		100,136	79
(2.27)	1.50		1.53		1.12		139,952	76

1.56 (d)	0.61	(e)	0.63	(e)	2.38	(e)	440,306	46	(d)
1.36	0.65		0.70		2.04		328,360	64
3.79	0.65		0.81		2.49		187,277	79
(4.03)	0.65		0.86		2.28		152,173	62
(2.44)	0.65		0.75		2.15		324,163	79
(1.44)	0.65		0.68		1.96		264,244	76

1.68 (d)	0.39	(e)	0.47	(e)	2.61	(e)	16,530	46	(d)
0.33 (d)	0.38	(e)	0.53	(e)	2.47	(e)	13,427	64

1.62 (d)	0.52	(e)	0.53	(e)	2.49	(e)	533,089	46	(d)
1.47	0.55		0.60		2.17		511,535	64
3.98	0.55		0.69		2.56		349,882	79
(3.94)	0.55		0.77		2.38		144,557	62
(2.27)	0.55		0.64		2.25		84,472	79
(1.42)	0.55		0.59		2.08		62,716	76

1.31 (d)	1.12	(e)	1.14	(e)	1.91	(e)	214	46	(d)
0.87	1.15		1.20		1.55		286	64
3.28	1.15		1.32		2.02		191	79
(4.51)	1.15		1.36		1.79		345	62
(2.92)	1.15		1.25		1.68		319	79
(1.98)	1.13		1.18		1.55		194	76

See Notes to Financial Statements.	425

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class R3
5/31/2018(c)	$11.88	$0.12	$ 0.04	$ 0.16	$ (0.20)	$–	$11.84
11/30/2017	12.18	0.20	(0.08)	0.12	(0.42)	–	11.88
11/30/2016	12.27	0.25	0.14	0.39	(0.48)	–	12.18
11/30/2015	13.33	0.24	(0.82)	(0.58)	(0.48)	–	12.27
11/30/2014	14.18	0.25	(0.63)	(0.38)	(0.47)	–	13.33
11/30/2013	14.92	0.23	(0.51)	(0.28)	(0.46)	–	14.18
Class R4
5/31/2018(c)	11.88	0.13	0.05	0.18	(0.22)	–	11.84
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	–	11.88
11/30/2016	12.27	0.27	0.15	0.42	(0.51)	–	12.18
6/30/2015 to 11/30/2015(g)	12.87	0.11	(0.50)	(0.39)	(0.21)	–	12.27
Class R5
5/31/2018(c)	11.88	0.15	0.04	0.19	(0.23)	(0.23)	11.84
11/30/2017	12.18	0.26	(0.08)	0.18	(0.48)	–	11.88
11/30/2016	12.27	0.31	0.14	0.45	(0.54)	–	12.18
6/30/2015 to 11/30/2015(g)	12.87	0.12	(0.50)	(0.38)	(0.22)	–	12.27
Class R6
5/31/2018(c)	11.88	0.16	0.04	0.20	(0.24)	(0.24)	11.84
11/30/2017	12.18	0.28	(0.08)	0.20	(0.50)	–	11.88
11/30/2016	12.27	0.33	0.14	0.47	(0.56)	–	12.18
6/30/2015 to 11/30/2015(g)	12.87	0.13	(0.50)	(0.37)	(0.23)	–	12.27
Class T
5/31/2018(c)	11.88	0.13	0.05	0.18	(0.22)	(0.22)	11.84
7/28/2017 to 11/30/2017(h)	11.93	0.09	0.01	0.10	(0.15)	–	11.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Commenced on July 28, 2017.

426	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.37	(d)	1.02	(e)	1.03	(e)	1.99	(e)	$179	46	(d)
0.97		1.05		1.11		1.65		175	64
3.39		1.05		1.21		2.13		283	79
(4.41)		1.05		1.26		1.90		278	62
(2.75)		1.05		1.15		1.78		202	79
(1.89)		1.04		1.09		1.62		108	76

1.49	(d)	0.76	(e)	0.77	(e)	2.26	(e)	1,161	46	(d)
1.22		0.80		0.84		2.05		735	64
3.63		0.78		0.91		2.23		110	79
(3.02	)(d)	0.81	(e)	1.06	(e)	2.11	(e)	10	62

1.62	(d)	0.49	(e)	0.50	(e)	2.55	(e)	137	46	(d)
1.48		0.55		0.59		2.19		33	64
3.89		0.55		0.68		2.59		10	79
(2.92	)(d)	0.55	(e)	0.81	(e)	2.38	(e)	10	62

1.68	(d)	0.39	(e)	0.47	(e)	2.63	(e)	35,087	46	(d)
1.67		0.37		0.52		2.37		33,747	64
4.09		0.37		0.52		2.78		10	79
(2.87	)(d)	0.43	(e)	0.55	(e)	2.50	(e)	10	62

1.52	(d)	0.71	(e)	0.71	(e)	2.27	(e)	10	46	(d)
0.86	(d)	0.77	(e)	0.77	(e)	2.13	(e)	10	64

See Notes to Financial Statements.	427

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net invest- ment income
Class A
5/31/2018(e)	$ 9.92	$0.10	$(0.08)	$ 0.02	$(0.14)
4/19/2017 to 11/30/2017(f)	10.00	0.09	(0.02)	0.07	(0.15)
Class C
5/31/2018(e)	9.92	0.06	(0.08)	(0.02)	(0.10)
4/19/2017 to 11/30/2017(f)	10.00	0.04	(0.02)	0.02	(0.10)
Class F
5/31/2018(e)	9.92	0.10	(0.07)	0.03	(0.15)
4/19/2017 to 11/30/2017(f)	10.00	0.09	(0.01)	0.08	(0.16)
Class F3
5/31/2018(e)	9.92	0.11	(0.08)	0.03	(0.15)
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)
Class I
5/31/2018(e)	9.92	0.10	(0.07)	0.03	(0.15)
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)
Class R2
5/31/2018(e)	9.92	0.08	(0.08)	–	(0.12)
4/19/2017 to 11/30/2017(f)	10.00	0.06	(0.01)	0.05	(0.13)
Class R3
5/31/2018(e)	9.92	0.08	(0.07)	0.01	(0.13)
4/19/2017 to 11/30/2017(f)	10.00	0.07	(0.02)	0.05	(0.13)
Class R4
5/31/2018(e)	9.92	0.09	(0.07)	0.02	(0.14)
4/19/2017 to 11/30/2017(f)	10.00	0.08	(0.01)	0.07	(0.15)
Class R5
5/31/2018(e)	9.92	0.10	(0.07)	0.03	(0.15)
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)
Class R6
5/31/2018(e)	9.92	0.11	(0.08)	0.03	(0.15)
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on April 19, 2017.

428	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b)(c) (%)	Total expenses after waivers and/or reimburse- ments(d) (%)	Total expenses(d) (%)	Net investment income(d) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.80	0.20	0.60	3.14	1.94	$2,672	114	(c)
9.92	0.70	0.60	3.42	1.43	1,775	216

9.80	(0.18)	1.40	3.90	1.17	1,042	114	(c)
9.92	0.22	1.37	4.11	0.70	806	216

9.80	0.26	0.50	3.03	2.04	2,622	114	(c)
9.92	0.77	0.50	3.37	1.52	1,894	216

9.80	0.35	0.31	2.90	2.27	1,519	114	(c)
9.92	0.89	0.30	3.25	1.71	1,513	216

9.80	0.31	0.40	2.91	2.14	51	114	(c)
9.92	0.83	0.40	3.35	1.61	50	216

9.80	0.01	1.00	3.49	1.53	25	114	(c)
9.92	0.47	1.00	3.94	1.00	25	216

9.80	0.06	0.90	3.39	1.64	25	114	(c)
9.92	0.53	0.90	3.84	1.09	25	216

9.80	0.18	0.65	3.14	1.88	25	114	(c)
9.92	0.68	0.65	3.56	1.35	25	216

9.80	0.31	0.40	2.89	2.14	25	114	(c)
9.92	0.83	0.40	3.34	1.60	25	216

9.80	0.35	0.31	2.90	2.23	1,519	114	(c)
9.92	0.89	0.30	3.25	1.71	1,513	216

See Notes to Financial Statements.	429

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
5/31/2018(c)	$4.26	$0.05	$(0.04)	$0.01	$(0.08)	$–		$(0.08)
11/30/2017	4.31	0.09	0.02	0.11	(0.16)	–		(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–		(0.17)
11/30/2015	4.50	0.10	(0.08)	0.02	(0.17)	–		(0.17)
11/30/2014	4.57	0.10	0.01	0.11	(0.17)	(0.01)		(0.18)
11/30/2013	4.65	0.11	(0.02)	0.09	(0.17)	–	(f)	(0.17)
Class C
5/31/2018(c)	4.29	0.04	(0.04)	–	(0.07)	–		(0.07)
11/30/2017	4.34	0.07	0.01	0.08	(0.13)	–		(0.13)
11/30/2016	4.38	0.08	0.02	0.10	(0.14)	–		(0.14)
11/30/2015	4.53	0.07	(0.08)	(0.01)	(0.14)	–		(0.14)
11/30/2014	4.60	0.07	0.01	0.08	(0.14)	(0.01)		(0.15)
11/30/2013	4.67	0.07	– (f)	0.07	(0.14)	–	(f)	(0.14)
Class F
5/31/2018(c)	4.26	0.06	(0.05)	0.01	(0.08)	–		(0.08)
11/30/2017	4.31	0.10	0.01	0.11	(0.16)	–		(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–		(0.17)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–		(0.18)
11/30/2014	4.57	0.11	–	0.11	(0.17)	(0.01)		(0.18)
11/30/2013	4.64	0.11	(0.01)	0.10	(0.17)	–	(f)	(0.17)
Class F3
5/31/2018(c)	4.26	0.06	(0.04)	0.02	(0.08)	–		(0.08)
4/4/2017 to 11/30/2017(g)	4.30	0.07	–	0.07	(0.11)	–		(0.11)
Class I
5/31/2018(c)	4.25	0.06	(0.04)	0.02	(0.08)	–		(0.08)
11/30/2017	4.31	0.10	0.01	0.11	(0.17)	–		(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–		(0.18)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–		(0.18)
11/30/2014	4.57	0.11	0.01	0.12	(0.18)	(0.01)		(0.19)
11/30/2013	4.64	0.11	– (f)	0.11	(0.18)	–	(f)	(0.18)
Class R2
5/31/2018(c)	4.26	0.05	(0.05)	–	(0.07)	–		(0.07)
11/30/2017	4.31	0.08	0.01	0.09	(0.14)	–		(0.14)
11/30/2016	4.35	0.09	0.02	0.11	(0.15)	–		(0.15)
11/30/2015	4.50	0.08	(0.08)	–	(0.15)	–		(0.15)
11/30/2014	4.58	0.08	–	0.08	(0.15)	(0.01)		(0.16)
11/30/2013	4.65	0.09	(0.01)	0.08	(0.15)	–	(f)	(0.15)

430	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.19	0.20	(d)	0.59	(e)	2.56	(e)	$9,673,111	33	(d)
4.26	2.55		0.59		2.19		10,697,423	67
4.31	3.06		0.60		2.49		11,099,295	50
4.35	0.46		0.60		2.29		11,609,287	59
4.50	2.30		0.59		2.23		13,157,575	60
4.57	1.98		0.58		2.29		13,290,303	71

4.22	(0.10	)(d)	1.23	(e)	1.93	(e)	5,472,883	33	(d)
4.29	1.91		1.23		1.55		6,129,077	67
4.34	2.42		1.23		1.86		6,759,399	50
4.38	(0.16)		1.25		1.65		7,143,036	59
4.53	1.63		1.26		1.57		8,058,228	60
4.60	1.51		1.27		1.60		8,127,184	71

4.19	0.25	(d)	0.49	(e)	2.66	(e)	15,011,321	33	(d)
4.26	2.65		0.49		2.28		14,906,190	67
4.31	3.15		0.50		2.58		12,884,113	50
4.35	0.57		0.50		2.39		11,321,563	59
4.50	2.40		0.49		2.33		12,099,079	60
4.57	2.30		0.48		2.38		9,140,966	71

4.20	0.57	(d)	0.32	(e)	2.81	(e)	2,286,835	33	(d)
4.26	1.62	(d)	0.33	(e)	2.55	(e)	2,914,992	67

4.19	0.54	(d)	0.39	(e)	2.76	(e)	6,880,906	33	(d)
4.25	2.51		0.39		2.37		7,091,069	67
4.31	3.26		0.39		2.68		5,771,458	50
4.35	0.66		0.40		2.48		4,487,861	59
4.50	2.50		0.39		2.42		4,461,188	60
4.57	2.40		0.39		2.47		3,341,231	71

4.19	0.01	(d)	0.99	(e)	2.17	(e)	24,092	33	(d)
4.26	2.14		0.99		1.79		27,492	67
4.31	2.66		1.00		2.09		28,476	50
4.35	0.07		1.00		1.90		21,602	59
4.50	1.68		0.99		1.84		19,241	60
4.58	1.81		0.98		1.90		13,412	71

See Notes to Financial Statements.	431

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class R3
5/31/2018(c)	$4.26	$0.05	$(0.04)	$0.01	$(0.07)	$–		$(0.07)
11/30/2017	4.31	0.08	0.02	0.10	(0.15)	–		(0.15)
11/30/2016	4.35	0.10	0.02	0.12	(0.16)	–		(0.16)
11/30/2015	4.50	0.09	(0.08)	0.01	(0.16)	–		(0.16)
11/30/2014	4.58	0.09	(0.01)	0.08	(0.15)	(0.01)		(0.16)
11/30/2013	4.65	0.09	– (f)	0.09	(0.16)	–	(f)	(0.16)
Class R4
5/31/2018(c)	4.27	0.05	(0.04)	0.01	(0.08)	–		(0.08)
11/30/2017	4.32	0.09	0.02	0.11	(0.16)	–		(0.16)
11/30/2016	4.36	0.10	0.03	0.13	(0.17)	–		(0.17)
6/30/2015 to 11/30/2015(h)	4.44	0.04	(0.05)	(0.01)	(0.07)	–		(0.07)
Class R5
5/31/2018(c)	4.25	0.06	(0.04)	0.02	(0.08)	–		(0.08)
11/30/2017	4.30	0.10	0.02	0.12	(0.17)	–		(0.17)
11/30/2016	4.35	0.11	0.02	0.13	(0.18)	–		(0.18)
6/30/2015 to 11/30/2015(h)	4.43	0.05	(0.06)	(0.01)	(0.07)	–		(0.07)
Class R6
5/31/2018(c)	4.26	0.06	(0.05)	0.01	(0.08)	–		(0.08)
11/30/2017	4.31	0.11	0.01	0.12	(0.17)	–		(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–		(0.18)
6/30/2015 to 11/30/2015(h)	4.43	0.05	(0.05)	–	(0.08)	–		(0.08)
Class T
5/31/2018(c)	4.26	0.05	(0.03)	0.02	(0.08)	–		(0.08)
7/28/2017 to 11/30/2017(i)	4.30	0.03	(0.02)	0.01	(0.05)	–		(0.05)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.
(i)	Commenced on July 28, 2017.

432	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.20	0.29	(d)	0.89	(e)	2.27	(e)	$292,875	33	(d)
4.26	2.25		0.89		1.90		311,784	67
4.31	2.77		0.89		2.20		279,118	50
4.35	0.17		0.90		2.00		214,469	59
4.50	1.78		0.89		1.94		147,249	60
4.58	1.91		0.88		2.00		107,003	71

4.20	0.19	(d)	0.64	(e)	2.53	(e)	90,556	33	(d)
4.27	2.50		0.64		2.15		76,006	67
4.32	3.00		0.65		2.35		30,700	50
4.36	(0.23	)(d)	0.64	(e)	2.40	(e)	197	59

4.19	0.54	(d)	0.39	(e)	2.78	(e)	34,578	33	(d)
4.25	2.76		0.39		2.39		24,140	67
4.30	3.03		0.40		2.64		10,791	50
4.35	(0.14	)(d)	0.40	(e)	2.46	(e)	118	59

4.19	0.34	(d)	0.32	(e)	2.84	(e)	460,701	33	(d)
4.26	2.82		0.33		2.46		289,557	67
4.31	3.34		0.33		2.77		174,247	50
4.35	(0.10	)(d)	0.35	(e)	2.57	(e)	223,498	59

4.20	0.45	(d)	0.56	(e)	2.54	(e)	10	33	(d)
4.26	0.29	(d)	0.56	(e)	2.37	(e)	10	67

See Notes to Financial Statements.	433

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(c)	$10.36	$0.13	$(0.27)	$(0.14)	$(0.15)	$–	$(0.15)
11/30/2017	10.29	0.22	0.15	0.37	(0.27)	(0.03)	(0.30)
11/30/2016	10.29	0.23	0.08	0.31	(0.29)	(0.02)	(0.31)
11/30/2015	10.66	0.22	(0.23)	(0.01)	(0.30)	(0.06)	(0.36)
11/30/2014	10.36	0.22	0.40	0.62	(0.32)	–	(0.32)
11/30/2013	11.00	0.22	(0.31)	(0.09)	(0.32)	(0.23)	(0.55)
Class C
5/31/2018(c)	10.35	0.10	(0.27)	(0.17)	(0.12)	–	(0.12)
11/30/2017	10.28	0.15	0.15	0.30	(0.20)	(0.03)	(0.23)
11/30/2016	10.28	0.16	0.08	0.24	(0.22)	(0.02)	(0.24)
11/30/2015	10.65	0.15	(0.23)	(0.08)	(0.23)	(0.06)	(0.29)
11/30/2014	10.35	0.15	0.40	0.55	(0.25)	–	(0.25)
11/30/2013	10.99	0.15	(0.31)	(0.16)	(0.25)	(0.23)	(0.48)
Class F
5/31/2018(c)	10.36	0.13	(0.26)	(0.13)	(0.16)	–	(0.16)
11/30/2017	10.29	0.23	0.15	0.38	(0.28)	(0.03)	(0.31)
11/30/2016	10.29	0.24	0.08	0.32	(0.30)	(0.02)	(0.32)
11/30/2015	10.66	0.23	(0.23)	–	(0.31)	(0.06)	(0.37)
11/30/2014	10.36	0.23	0.40	0.63	(0.33)	–	(0.33)
11/30/2013	10.99	0.23	(0.30)	(0.07)	(0.33)	(0.23)	(0.56)
Class F3
5/31/2018(c)	10.36	0.15	(0.27)	(0.12)	(0.17)	–	(0.17)
4/4/2017 to 11/30/2017(f)	10.33	0.18	0.05	0.23	(0.20)	–	(0.20)
Class I
5/31/2018(c)	10.38	0.14	(0.27)	(0.13)	(0.16)	–	(0.16)
11/30/2017	10.31	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.31	0.25	0.08	0.33	(0.31)	(0.02)	(0.33)
11/30/2015	10.68	0.24	(0.23)	0.01	(0.32)	(0.06)	(0.38)
11/30/2014	10.38	0.24	0.40	0.64	(0.34)	–	(0.34)
11/30/2013	11.02	0.25	(0.32)	(0.07)	(0.34)	(0.23)	(0.57)
Class P
5/31/2018(c)	10.41	0.12	(0.28)	(0.16)	(0.14)	–	(0.14)
11/30/2017	10.34	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.34	0.20	0.09	0.29	(0.27)	(0.02)	(0.29)
11/30/2015	10.71	0.20	(0.24)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.40	0.19	0.41	0.60	(0.29)	–	(0.29)
11/30/2013	11.05	0.20	(0.32)	(0.12)	(0.30)	(0.23)	(0.53)

434	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.07	(1.33	)(d)	0.68	(e)	0.76	(e)	2.56	(e)	$1,219,859	337	(d)
10.36	3.65		0.68		0.80		2.11		1,269,964	472
10.29	3.02		0.68		0.81		2.19		1,341,883	443
10.29	(0.12)		0.68		0.83		2.11		1,224,398	434
10.66	6.02		0.82		0.84		2.06		928,445	466
10.36	(0.81)		0.85		0.85		2.11		859,225	601

10.06	(1.64	)(d)	1.30	(e)	1.39	(e)	1.93	(e)	141,671	337	(d)
10.35	2.99		1.32		1.43		1.47		170,287	472
10.28	2.36		1.33		1.46		1.55		210,158	443
10.28	(0.77)		1.32		1.47		1.46		199,731	434
10.65	5.36		1.44		1.47		1.43		177,975	466
10.35	(1.46)		1.50		1.50		1.46		171,890	601

10.07	(1.28	)(d)	0.58	(e)	0.66	(e)	2.66	(e)	899,615	337	(d)
10.36	3.74		0.58		0.69		2.18		901,918	472
10.29	3.12		0.58		0.71		2.26		851,069	443
10.29	(0.02)		0.58		0.73		2.20		548,514	434
10.66	6.12		0.71		0.74		2.15		519,591	466
10.36	(0.62)		0.75		0.75		2.21		339,551	601

10.07	(1.18	)(d)	0.36	(e)	0.43	(e)	2.87	(e)	660,451	337	(d)
10.36	2.22	(d)	0.35	(e)	0.48	(e)	2.58	(e)	581,363	472

10.09	(1.22	)(d)	0.46	(e)	0.56	(e)	2.78	(e)	403,060	337	(d)
10.38	3.85		0.48		0.60		2.31		380,442	472
10.31	3.23		0.48		0.61		2.40		299,530	443
10.31	0.08		0.48		0.63		2.31		299,438	434
10.68	6.22		0.60		0.64		2.25		193,343	466
10.38	(0.60)		0.65		0.65		2.32		81,974	601

10.11	(1.44	)(d)	0.93	(e)	1.01	(e)	2.30	(e)	536	337	(d)
10.41	3.38		0.93		1.05		1.85		650	472
10.34	2.76		0.93		1.06		1.94		983	443
10.34	(0.35)		0.93		1.08		1.86		2,754	434
10.71	5.84		1.07		1.09		1.81		2,954	466
10.40	(1.13)		1.10		1.10		1.86		3,077	601

See Notes to Financial Statements.	435

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2018(c)	$10.36	$0.11	$(0.27)	$(0.16)	$(0.13)	$–	$(0.13)
11/30/2017	10.29	0.18	0.15	0.33	(0.23)	(0.03)	(0.26)
11/30/2016	10.29	0.19	0.08	0.27	(0.25)	(0.02)	(0.27)
11/30/2015	10.66	0.18	(0.23)	(0.05)	(0.26)	(0.06)	(0.32)
11/30/2014	10.36	0.18	0.39	0.57	(0.27)	–	(0.27)
11/30/2013	11.00	0.18	(0.31)	(0.13)	(0.28)	(0.23)	(0.51)
Class R3
5/31/2018(c)	10.36	0.11	(0.27)	(0.16)	(0.14)	–	(0.14)
11/30/2017	10.29	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.29	0.20	0.08	0.28	(0.26)	(0.02)	(0.28)
11/30/2015	10.66	0.19	(0.23)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.35	0.19	0.40	0.59	(0.28)	–	(0.28)
11/30/2013	11.00	0.19	(0.32)	(0.13)	(0.29)	(0.23)	(0.52)
Class R4
5/31/2018(c)	10.36	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)
11/30/2017	10.29	0.22	0.14	0.36	(0.26)	(0.03)	(0.29)
11/30/2016	10.29	0.21	0.10	0.31	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(g)	10.41	0.10	(0.10)	–	(0.12)	–	(0.12)
Class R5
5/31/2018(c)	10.36	0.14	(0.27)	(0.13)	(0.16)	–	(0.16)
11/30/2017	10.29	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.30	0.24	0.08	0.32	(0.31)	(0.02)	(0.33)
6/30/2015 to 11/30/2015(g)	10.43	0.10	(0.10)	–	(0.13)	–	(0.13)
Class R6
5/31/2018(c)	10.37	0.15	(0.27)	(0.12)	(0.17)	–	(0.17)
11/30/2017	10.30	0.25	0.15	0.40	(0.30)	(0.03)	(0.33)
11/30/2016	10.30	0.26	0.09	0.35	(0.33)	(0.02)	(0.35)
6/30/2015 to 11/30/2015(g)	10.43	0.12	(0.11)	0.01	(0.14)	–	(0.14)
Class T
5/31/2018(c)	10.36	0.13	(0.28)	(0.15)	(0.15)	–	(0.15)
7/28/2017 to 11/30/2017(h)	10.41	0.08	(0.04)	0.04	(0.09)	–	(0.09)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Commenced on July 28, 2017.

436	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.07	(1.53	)(d)	1.08	(e)	1.17	(e)	2.14	(e)	$5,825	337	(d)
10.36	3.24		1.08		1.20		1.69		8,150	472
10.29	2.62		1.08		1.21		1.79		7,419	443
10.29	(0.52)		1.08		1.23		1.72		6,070	434
10.66	5.60		1.21		1.24		1.66		3,985	466
10.36	(1.20)		1.25		1.25		1.72		3,136	601

10.06	(1.58	)(d)	0.98	(e)	1.07	(e)	2.25	(e)	113,827	337	(d)
10.36	3.34		0.98		1.09		1.79		133,227	472
10.29	2.72		0.98		1.11		1.90		137,112	443
10.29	(0.41)		0.97		1.13		1.83		130,149	434
10.66	5.81		1.11		1.14		1.77		67,975	466
10.35	(1.20)		1.15		1.15		1.82		54,287	601

10.07	(1.36	)(d)	0.73	(e)	0.81	(e)	2.52	(e)	69,042	337	(d)
10.36	3.60		0.73		0.84		2.05		68,972	472
10.29	2.98		0.73		0.86		2.03		25,290	443
10.29	0.03	(d)	0.68	(e)	0.89	(e)	2.33	(e)	986	434

10.07	(1.23	)(d)	0.48	(e)	0.56	(e)	2.76	(e)	86,881	337	(d)
10.36	3.87		0.48		0.60		2.32		91,931	472
10.29	3.01		0.48		0.62		2.27		10,707	443
10.30	0.13	(d)	0.47	(e)	0.63	(e)	2.36	(e)	20	434

10.08	(1.17	)(d)	0.36	(e)	0.43	(e)	2.89	(e)	191,798	337	(d)
10.37	3.98		0.36		0.48		2.45		161,412	472
10.30	3.35		0.36		0.49		2.47		63,662	443
10.30	0.09	(d)	0.34	(e)	0.51	(e)	2.69	(e)	7,867	434

10.06	(1.44	)(d)	0.69	(e)	0.69	(e)	2.49	(e)	10	337	(d)
10.36	0.37	(d)	0.70	(e)	0.70	(e)	2.14	(e)	10	472

See Notes to Financial Statements.	437

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
5/31/2018(c)	$10.01	$0.09	$(0.01)	$0.08	$(0.09)	$–	(d)	$(0.09)
11/30/2017	10.00	0.13	–	0.13	(0.12)	–		(0.12)
11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	–		(0.02)
Class F
5/31/2018(c)	10.01	0.09	–	0.09	(0.09)	–	(d)	(0.09)
11/30/2017	10.00	0.13	–	0.13	(0.12)	–		(0.12)
11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	–		(0.02)
Class F3
5/31/2018(c)	10.01	0.10	–	0.10	(0.10)	–	(d)	(0.10)
4/4/2017 to 11/30/2017(h)	10.01	0.10	–	0.10	(0.10)	–		(0.10)
Class I
5/31/2018(c)	10.01	0.10	(0.01)	0.09	(0.10)	–	(d)	(0.10)
11/30/2017	10.00	0.15	–	0.15	(0.14)	–		(0.14)
11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	–		(0.02)
Class R5
5/31/2018(c)	10.01	0.10	–	0.10	(0.10)	–	(d)	(0.10)
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	–		(0.14)
11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	–		(0.02)
Class R6
5/31/2018(c)	10.01	0.11	(0.01)	0.10	(0.10)	–	(d)	(0.10)
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	–		(0.14)
11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	–		(0.02)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount is less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on October 12, 2016.
(h)	Commenced on April 4, 2017.

438	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.00	0.79	(e)	0.40	(f)	0.45	(f)	1.80	(f)	$3,203,939	12	(e)
10.01	1.30		0.40		0.51		1.28		1,550,462	23
10.00	0.15	(e)	0.40	(f)	3.62	(f)	0.82	(f)	5,297	2

10.01	0.91	(e)	0.35	(f)	0.40	(f)	1.87	(f)	1,638,685	12	(e)
10.01	1.34		0.35		0.44		1.32		552,335	23
10.00	0.16	(e)	0.35	(f)	3.57	(f)	0.86	(f)	250	2

10.01	0.99	(e)	0.21	(f)	0.28	(f)	1.99	(f)	122,180	12	(e)
10.01	0.96	(e)	0.21	(f)	0.34	(f)	1.50	(f)	50,096	23

10.00	0.87	(e)	0.25	(f)	0.31	(f)	1.98	(f)	330,610	12	(e)
10.01	1.46		0.25		0.39		1.45		115,193	23
10.00	0.17	(e)	0.25	(f)	3.47	(f)	0.96	(f)	4,631	2

10.01	0.98	(e)	0.25	(f)	0.30	(f)	1.94	(f)	285	12	(e)
10.01	1.48		0.25		0.53		1.35		292	23
10.00	0.17	(e)	0.25	(f)	3.47	(f)	0.96	(f)	250	2

10.01	0.99	(e)	0.22	(f)	0.28	(f)	2.15	(f)	5,122	12	(e)
10.01	1.53		0.20		0.50		1.41		314	23
10.00	0.18	(e)	0.20	(f)	3.44	(f)	1.01	(f)	250	2

See Notes to Financial Statements.	439

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of sixteen funds. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, R6, and T
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, R6, and T
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, R6, and T
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A ,C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, R6, and T
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, R6, and T
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A shares.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will automatically convert to Class A shares on the 25th day of the month (or if the 25th day is not a business day, the next business

Notes to Financial Statements (unaudited)(continued)

day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2014 through November 30, 2017. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign

Notes to Financial Statements (unaudited)(continued)

currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Notes to Financial Statements (unaudited)(continued)

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities.Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended May 31, 2018, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Expense	Average Amount Borrowed
High Yield Fund	6.00%	$12,345	$1,322,693
Income Fund	6.00%	2,179	233,416
Total Return Fund	6.00%	4,357	466,833

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by

Notes to Financial Statements (unaudited)(continued)

reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2018, the following Funds had unfunded loan commitments:

	Floating Rate Fund	High Yield Fund	Income Fund	Short Duration Income Fund
ABG Intermediate Holdings 2 LLC 1st Lien Amendment No. 1 Delayed Draw Term Loan	$1,554,939	$–	$–	$–
Carlisle FoodService Products, Inc. 1st Lien Delayed Draw Term Loan	1,072,863	–	–	–
Centene Corporation Bridge Term Loan	–	37,500,000	5,000,000	75,000,000
DG Investment Intermediate Holdings 2, Inc. 1st Lien Delayed Draw Term Loan	532,341	–	–	–
Energizer Holdings, Inc. Bridge Term Loan	–	5,316,000	1,667,000	16,156,000
Gibson Brand, Inc. DIP Term Loan	–	3,615,602	–	–
Heartland Dental, LLC Delayed Draw Term Loan	2,221,836	–	–	–
ICSH Parent, Inc. 1st Lien Delayed Draw Term Loan	1,275,350	–	–	–
Lakeland Tours, LLC Delayed Draw Term Loan	884,295	–	–	–
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	3,871,474	–	–	–
Nationstar Mortgage Holdings Inc. Tranche A Bridge Term Loan	7,272,727	5,900,000	1,483,636	26,773,455
Nationstar Mortgage Holdings Inc. Tranche B Bridge Term Loan	7,272,727	5,900,000	1,483,636	26,773,455
Nationstar Mortgage Holdings Inc. Tranche C Bridge Term Loan	5,454,546	4,425,000	1,112,728	20,080,090
Recess Holdings, Inc. 1st Lien Delayed Draw Term Loan	2,012,265	–	–	–
Spectrum Holdings III Corp. 1st Lien Delayed Draw Term Loan	1,150,820	–	–	–
Total	$34,576,183	$62,656,602	$10,747,000	$164,783,000

Notes to Financial Statements (unaudited)(continued)

(p)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal.The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk

Notes to Financial Statements (unaudited)(continued)

may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Corporate Bond Fund
First $1 billion	.70%	First $2 billion	.40%
Next $1 billion	.60%	Over $2 billion	.35%
Over $2 billion	.57%

Floating Rate Fund		High Yield Fund
First $1 billion	.50%	First $1 billion	.60%
Over $1 billion	.45%	Next $1 billion	.55%
		Over $2 billion	.50%

Short Duration Core Bond Fund		Short Duration Income Fund
First $1 billion	.30%	First $1 billion	.35%
Next $1 billion	.25%	Next $1 billion	.30%
Over $2 billion	.20%	Over $2 billion	.25%

Ultra Short Bond Fund	.20%

Effective April 1, 2018		Prior to April 1, 2018

Core Fixed Income Fund		Core Fixed Income Fund
First $1 billion	.24%	First $1 billion	.45%
Next $1 billion	.21%	Next $1 billion	.40%
Over $2 billion	.20%	Over $2 billion	.35%

Core Plus Bond Fund		Core Plus Bond Fund
First $4 billion	.28%	First $1 billion	.45%
Next $11 billion	.26%	Next $1 billion	.40%
Over $15 billion	.25%	Over $2 billion	.35%

Income Fund		Income Fund
First $3 billion	.38%	First $2.5 billion	.50%
Next $7 billion	.35%	Next $1.5 billion	.40%
Over $10 billion	.34%	Over $4 billion	.38%

Notes to Financial Statements (unaudited)(continued)

Effective April 1, 2018		Prior to April 1, 2018

Inflation Focused Fund		Inflation Focused Fund
First $2 billion	.30%	First $2 billion	.40%
Next $3 billion	.28%	Next $3 billion	.375%
Over $5 billion	.26%	Over $5 billion	.35%

Total Return Fund		Total Return Fund
First $4 billion	.28%	First $1 billion	.45%
Next $11 billion	.26%	Next $1 billion	.40%
Over $15 billion	.25%	Over $2 billion	.35%

For the six months ended May 31, 2018, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.24%
Core Plus Bond Fund	.00%
Corporate Bond Fund	.00%
Floating Rate Fund	.45%
High Yield Fund	.52%
Income Fund	.39%
Inflation Focused Fund	.35%
Short Duration Core Bond Fund	.00%
Short Duration Income Fund	.25%
Total Return Fund	.27%
Ultra Short Bond Fund	.14%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period from April 1, 2018 through March 31, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes*
Fund	A, B, C, F, P, R2, R3, R4, R5 and T	I	F3 and R6
Core Plus Bond Fund	.48%	.46%	.47%
Corporate Bond Fund	.48%	.48%	.37%
Short Duration Core Bond Fund	.40%	.40%	.32%
Ultra Short Bond Fund	.25%	.25%	.23%

*	If applicable.

For the period from April 1, 2018, through March 31, 2019, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at the annual rate of 0.04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

For the period December 1, 2017 through March 31, 2018, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes*
	A, B, C, F, I, P,
Fund	R2, R3, R4, R5 and T	F3 and R6
Convertible Fund	.86%	.83%
Core Plus Bond Fund	.48%	.39%
Corporate Bond Fund	.48%	.38%
High Yield Fund	.78%	.72%
Income Fund	.58%	.47%
Inflation Focused Fund	.55%	.38%
Short Duration Core Bond Fund	.40%	.30%
Total Return Fund	.48%	.36%
Ultra Short Bond Fund	.25%	.20%

*	If applicable.

For the period December 1, 2017 through March 31, 2018, Lord Abbett had contractually agreed to waive a portion of Core Fixed Income Fund’s management fee by an annual rate of 0.20%. Effective April 1, 2018 Lord Abbett discontinued the Fund’s management fee waiver.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4, and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4	Class T
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.

(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, I, R5, and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2018:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$11,813	$69,117
Core Fixed Income Fund	30,096	186,133
Core Plus Bond Fund	234	1,625
Corporate Bond Fund	–	–
Floating Rate Fund	158,289	987,731
High Yield Fund	71,389	445,488
Income Fund	66,378	372,003
Inflation Focused Fund	6,614	43,598
Short Duration Core Bond Fund	385	2,512
Short Duration Income Fund	392,073	2,358,942
Total Return Fund	76,473	480,048
Ultra Short Bond Fund	–	–

Distributor received the following amount of CDSCs for the six months ended May 31, 2018:

	Class A	Class C
Convertible Fund	$10,131	$2,315
Core Fixed Income Fund	2,911	3,372
Core Plus Bond Fund	–	103
Corporate Bond Fund	–	–
Floating Rate Fund	168,506	89,721
High Yield Fund	58,201	31,342
Income Fund	2,818	8,609
Inflation Focused Fund	1	3,613
Short Duration Core Bond Fund	–	–
Short Duration Income Fund	748,205	464,423
Total Return Fund	8,954	11,232
Ultra Short Bond Fund	6,738	–

Other Related Parties

As of May 31, 2018, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Inflation Focused Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

				Underlying Funds
Fund of Funds	Convertible Fund	Core Fixed Income Fund	High Yield Fund	Inflation Focused Fund	Short Duration Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	18.97%	–	3.82%	4.69%	0.24%
Lord Abbett Multi-Asset Focused Growth Fund	0.49%	–	0.06%	–	0.01%
Lord Abbett Multi-Asset Global Opportunity Fund	1.36%	–	0.42%	0.37%	0.01%
Lord Abbett Multi-Asset Growth Fund	5.21%	–	2.50%	–	0.04%
Lord Abbett Multi-Asset Income Fund	26.28%	1.32%	3.53%	5.01%	0.74%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2018 and fiscal year ended November 30, 2017 were as follows:

		Convertible Fund	Core Fixed Income Fund
	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$13,996,438	$19,769,623	$17,577,285	$28,332,104
Total distributions paid	$13,996,438	$19,769,623	$17,577,285	$28,332,104
	Core Plus Bond Fund		Corporate Bond Fund
	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017	Six Months Ended 5/31/2018 (unaudited)	Period Ended 11/30/2017*
Distributions paid from:
Ordinary income	$243,737	$457,820	$147,704	$141,389
Total distributions paid	$243,737	$457,820	$147,704	$141,389
	Floating Rate Fund		High Yield Fund
	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$296,727,214	$507,088,663	$199,141,285	$377,886,645
Total distributions paid	$296,727,214	$507,088,663	$199,141,285	$377,886,645
	Income Fund		Inflation Focused Fund
	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$42,771,526	$66,937,975	$22,696,305	$42,897,673
Total distributions paid	$42,771,526	$66,937,975	$22,696,305	$42,897,673

Notes to Financial Statements (unaudited)(continued)

	Short Duration Core Bond Fund		Short Duration Income Fund
	Six Months Ended 5/31/2018 (unaudited)	Period Ended 11/30/2017*	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$124,851	$100,760	$755,173,144	$1,464,095,042
Total distributions paid	$124,851	$100,760	$755,173,144	$1,464,095,042
		Total Return Fund		Ultra Short Bond Fund
	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$58,528,932	$97,161,880	$32,029,660	$7,960,358
Total distributions paid	$58,528,932	$97,161,880	$32,029,660	$7,960,358

*	For the period April 19, 2017 (commencement of operations) to November 30, 2017.

As of November 30, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite
Convertible Fund	$13,876,653
Core Fixed Income Fund	7,805,419
Core Plus Bond Fund	25,852
Floating Rate Fund	277,014,247
High Yield Fund	36,716,954
Income Fund	30,889,171
Inflation Focused Fund	73,021,759
Short Duration Core Bond Fund	11,750
Short Duration Income Fund	1,695,329,480
Total Return Fund	45,536,013

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund
Tax cost	$852,068,457	$1,453,763,152
Gross unrealized gain	76,224,336	6,839,571
Gross unrealized loss	(7,406,008)	(19,129,583)
Net unrealized security gain (loss)	$68,818,328	$(12,290,012)

	Core Plus Bond Fund	Corporate Bond Fund
Tax cost	$15,554,792	$7,358,798
Gross unrealized gain	138,270	19,498
Gross unrealized loss	(289,208)	(206,966)
Net unrealized security loss	$(150,938)	$(187,468)

Notes to Financial Statements (unaudited)(continued)

	Floating Rate Fund	High Yield Fund
Tax cost	$14,166,336,354	$6,688,482,744
Gross unrealized gain	98,134,537	140,535,685
Gross unrealized loss	(84,224,723)	(219,009,530)
Net unrealized security gain (loss)	$13,909,814	$(78,473,845)

	Income Fund	Inflation Focused Fund
Tax cost	$2,261,554,706	$1,300,899,027
Gross unrealized gain	21,449,048	24,357,901
Gross unrealized loss	(71,405,934)	(154,964,743)
Net unrealized security loss	$(49,956,886)	$(130,606,842)

	Short Duration Core Bond Fund	Short Duration Income Fund
Tax cost	$9,730,797	$41,538,288,568
Gross unrealized gain	15,350	102,747,893
Gross unrealized loss	(95,372)	(1,504,756,383)
Net unrealized security loss	$(80,022)	$(1,402,008,490)

	Total Return Fund	Ultra Short Bond Fund
Tax cost	$4,342,479,667	$5,291,797,064
Gross unrealized gain	22,648,744	2,710,892
Gross unrealized loss	(62,123,304)	(3,363,765)
Net unrealized security loss	$(39,474,560)	$(652,873)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, forward currency contracts, futures, swaps, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2018 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$884,734,876	$–	$896,212,804
Core Fixed Income Fund	4,060,046,086	473,197,640	4,182,687,495	360,656,986
Core Plus Bond Fund	29,818,039	7,274,212	31,160,443	4,861,978
Corporate Bond Fund	2,428,658	2,360,143	2,344,722	1,202,774
Floating Rate Fund	–	6,060,525,561	–	4,343,514,969
High Yield Fund	–	3,584,237,919	–	3,625,271,208
Income Fund	810,790,955	925,511,321	1,082,732,501	500,889,494
Inflation Focused Fund	241,572,319	446,892,611	196,195,329	324,687,276
Short Duration Core Bond Fund	5,959,084	5,640,715	6,738,326	2,277,152
Short Duration Income Fund	2,960,047,821	10,245,988,616	4,137,030,169	10,238,023,345
Total Return Fund	12,664,033,649	1,594,369,384	12,876,882,482	1,201,872,439
Ultra Short Bond Fund	–	2,182,357,722	–	246,679,380

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance

Notes to Financial Statements (unaudited)(continued)

with provisions of the Rule. For the period ended May 31, 2018, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain
Convertible Fund	$624,225	$–	$–
Core Fixed Income Fund	1,501,818	–	–
Floating Rate Fund	6,663,294	13,293,406	396,541
High Yield Fund	2,248,394	181,849,569	11,217,984
Income Fund	4,777,796	3,219,103	49,553
Inflation Focused Fund	7,882,762	131,616	411
Short Duration Income Fund	260,281,715	54,070,656	286,409
Total Return Fund	6,405,010	7,588,323	296,706
Ultra Short Bond Fund	49,725,447	–	–

6.	REDEMPTION IN-KIND

During the year ended November 30, 2017, a shareholder of Short Duration Income Fund redeemed its Fund shares in exchange for portfolio securities “redemption in-kind.” As a result of the redemption in-kind, the Fund realized a net gain of $81,529.

7.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2018 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2018 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2018 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of May 31, 2018, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Convertible Fund

Asset Derivatives		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		$324,752

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		$65,787

	Core Fixed Income Fund

Asset Derivatives		Interest Rate Contracts
Futures Contracts(3)		$370,259

Liability Derivatives
Futures Contracts(3)		$524

	Core Plus Bond Fund

Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(4)	–	$1,407
Credit Default Swaps(5)	–	$110
Futures Contract(3)	$7,712	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(4)	–	$7,765
Credit Default Swaps(6)	–	$14,886
Futures Contracts(3)	$8,184	–

Notes to Financial Statements (unaudited)(continued)

	Corporate Bond Fund

Asset Derivatives		Interest Rate Contracts
Futures Contracts(3)		$8,491

Liability Derivatives
Futures Contracts(3)		$9,646

		Floating Rate Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(4)	–	–	$301,146
Forward Foreign Currency Exchange Contracts(1)	–	$1,654,557	–
Futures Contracts(3)	$491,481	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$94,445	–
Futures Contracts(3)	$1,415,107	–	–

		High Yield Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps(4)	–	–	$1,021,802
Credit Default Swaps(5)	–	–	$310,156
Forward Foreign Currency Exchange Contracts(1)	–	$8,360,275	–
Futures Contracts(3)	$624,232	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(4)	–	–	$1,787,804
Forward Foreign Currency Exchange Contracts(2)	–	$6,492	–
Futures Contracts(3)	$2,166,927	–	–

Notes to Financial Statements (unaudited)(continued)

			Income Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$395,826	–
Futures Contracts(3)	$1,298,006	–	–

Liability Derivatives
Credit Default Swaps(6)	–	–	$66,599
Forward Foreign Currency Exchange Contracts(2)	–	$2,682	–
Futures Contracts(3)	$714,697	–	–

		Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swaps(4)	–	–	$4,231,942
CPI Swaps(7)	–	–	$16,775,269
Forward Foreign Currency Exchange Contracts(1)	–	$14,282	–
Futures Contracts(3)	$721,102	–	–

Liability Derivatives
Centrally Cleared CPI Swaps(4)	–	–	$8,103,731
CPI Swaps(8)	–	–	$102,025,734
Futures Contracts(3)	$25,877	–	–

	Short Duration Core Bond Fund

Asset Derivatives	Interest Rate Contracts	Credit Contracts
Credit Default Swaps(5)	–	$1,991
Futures Contracts(3)	$1,464	–

Liability Derivatives
Credit Default Swaps(6)	–	$851

		Short Duration Income Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps(5)	–	–	$559,889
Forward Foreign Currency Exchange Contracts(1)	–	$537,017	–
Futures Contracts(3)	$6,128,238	–	–

Liability Derivatives
Credit Default Swaps(6)	–	–	$1,635,665

Notes to Financial Statements (unaudited)(continued)

	Total Return Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$112,298
Futures Contracts(3)	$1,144,141	–

Liability Derivatives
Futures Contracts(3)	$541,190	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Credit default swap agreements receivable, at fair value.
(6)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(7)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(8)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Transactions in derivative investments for the period ended May 31, 2018, were as follows:

	Convertible Fund

	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(882,510)
Futures Contracts(2)	$22,097	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$363,576
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(4)	–	$39,932,998
Futures Contracts(5)	44	–

	Core Fixed Income Fund

		Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(2)		$(1,514,259)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(6)		$551,131
Average Number of Contracts/Notional Amounts*
Futures Contracts(5)		1,161

Notes to Financial Statements (unaudited)(continued)

	Core Plus Bond Fund

	Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	$1,481
Futures Contracts(2)	$4,020	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	$(3,116)
Futures Contracts(6)	$(2,625)	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	$1,383,571
Futures Contracts(5)	22	–

	Corporate Bond Fund

		Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(2)		$(19,753)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(6)		$4,418
Average Number of Contracts/Notional Amounts*
Futures Contracts(5)		35

			Floating Rate Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$1,068,746
Forward Foreign Currency Exchange Contracts(1)	–	$(139,607)	–
Futures Contracts(2)	$6,402,695	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	$301,146
Forward Foreign Currency Exchange Contracts(3)	–	$1,752,658	–
Futures Contracts(6)	$(1,575,567)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	–	$25,298,143
Forward Foreign Currency Exchange Contracts(4)	–	$49,770,349	–
Futures Contracts(5)	2,780	–	–

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$(1,870,086)
Forward Foreign Currency Exchange Contracts(1)	–	$(2,785,602)	–
Futures Contracts(2)	$(6,777,120)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	$(915,350)
Forward Foreign Currency Exchange Contracts(3)	–	$9,378,613	–
Futures Contracts(6)	$(109,182)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	–	$692,618,000
Forward Foreign Currency Exchange Contracts(4)	–	$143,518,312	–
Futures Contracts(5)	3,819	–	–

			Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$(27,675)
Forward Foreign Currency Exchange Contracts(1)	–	$2,858,918	–
Futures Contracts(2)	$(3,161,577)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	$(39,916)
Forward Foreign Currency Exchange Contracts(3)	–	$1,024,399	–
Futures Contracts(6)	$960,772	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	–	$8,877,000
Forward Foreign Currency Exchange Contracts(4)	–	$107,830,600	–
Futures Contracts(5)	3,919	–	–

Notes to Financial Statements (unaudited)(continued)

		Inflation Focused Fund

	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Credit Contracts
Net Realized Gain (Loss)
CPI Swaps(7)	–	–	$(2,379,825)
Forward Foreign Currency Exchange Contracts(1)	–	$(1,215)	–
Futures Contracts(2)	$(3,893,446)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI Swaps(8)	–	–	$19,426,742
Forward Foreign Currency Exchange Contracts(3)	–	$15,595	–
Futures Contracts(6)	$1,115,626	–	–
Average Number of Contracts/Notional Amounts*
CPI Swaps(4)	–	–	$1,149,571,429
Forward Foreign Currency Exchange Contracts(4)	–	$709,934	–
Futures Contracts(5)	3,314	–	–

	Short Duration Core Bond Fund

	Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	$1,782
Futures Contracts(2)	$(1,744)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	$5,885
Futures Contracts(6)	$854	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	$201,571
Futures Contracts(5)	7	–

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$1,930,554
Forward Foreign Currency Exchange Contracts(1)	–	$(68,928)	–
Futures Contracts(2)	$(57,828,441)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	$6,799,440
Forward Foreign Currency Exchange Contracts(3)	–	$609,069	–
Futures Contracts(6)	$6,425,412	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	–	$195,000,000
Forward Foreign Currency Exchange Contracts(4)	–	$28,834,953	–
Futures Contracts(5)	34,863	–	–

	Total Return Fund

	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$17,745
Futures Contracts(2)	$(738,625)	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$132,403
Futures Contracts(6)	$291,596	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(4)	–	$2,403,134
Futures Contracts(5)	5,565	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2018.
(1)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(4)	Amount represents notional amounts in U.S. dollars.
(5)	Amount represents number of contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

Notes to Financial Statements (unaudited)(continued)

8.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$324,752	$–	$324,752
Repurchase Agreement	10,187,268	–	10,187,268
Total	$10,512,020	$–	$10,512,020

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Barclays Bank plc	$239,211	$–	$(239,211)	$–	$–
Fixed Income Clearing Corp.	10,187,268	–	–	(10,187,268)	–
Goldman Sachs	14,128	–	–	–	14,128
J.P. Morgan Chase	13,786	–	–	–	13,786
State Street Bank and Trust	57,627	(12,471)	–	–	45,156
Total	$10,512,020	$(12,471)	$–	$(10,187,268)	$312,281

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$65,787	$–	$65,787
Total	$65,787	$–	$65,787

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
State Street Bank and Trust	$12,471	$(12,471)	$–	$–	$–
Toronto Dominion Bank	53,316	–	–	–	53,316
Total	$65,787	$(12,471)	$–	$–	$53,316

			Core Fixed Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$79,029,372	$–	$79,029,372
Total	$79,029,372	$–	$79,029,372

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$7,029,372	$–	$–	$(7,029,372)	$–
JPMorgan Chase & Co.	72,000,000	–	–	(72,000,000)	–
Total	$79,029,372	$–	$–	$(79,029,372)	$–

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$517,202	$–	$517,202
Credit Default Swaps	110	–	110
Total	$517,312	$–	$517,312

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$517,202	$–	$–	$(517,202)	$–
Morgan Stanley	110	(110)	–	–	–
Total	$517,312	$(110)	$–	$(517,202)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$14,886	$–	$14,886
Total	$14,886	$–	$14,886

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Morgan Stanley	$14,886	$(110)	$–	$–	$14,776
Total	$14,886	$(110)	$–	$–	$14,776

			Corporate Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$157,485	$–	$157,485
Total	$157,485	$–	$157,485

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$157,485	$–	$–	$(157,485)	$–
Total	$157,485	$–	$–	$(157,485)	$–

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,654,557	$–	$1,654,557
Repurchase Agreements	673,252,900	–	673,252,900
Total	$674,907,457	$–	$674,907,457

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$273,252,900	$–	$–	$(273,252,900)	$–
J.P. Morgan Chase	91,593	–	–	–	91,593
State Street Bank and Trust	1,562,964	(94,445)	–	(1,468,519)	–
Toronto Dominion Grand Cayman	400,000,000	–	–	(400,000,000)	–
Total	$674,907,457	$(94,445)	$–	$(674,721,419)	$91,593

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$94,445	$–	$94,445
Total	$94,445	$–	$94,445

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
State Street Bank and Trust	$94,445	$(94,445)	$–	$–	$–
Total	$94,445	$(94,445)	$–	$–	$–

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$310,156	$–	$310,156
Forward Foreign Currency Exchange Contracts	8,360,275	–	8,360,275
Repurchase Agreement	9,071,420	–	9,071,420
Total	$17,741,851	$–	$17,7471,851

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Deutsche Bank AG	$594,995	$–	$(550,000)	$–	$44,995
Fixed Income Clearing Corp.	9,071,420	–	–	(9,071,420)	–
Goldman Sachs	430,032	–	(430,032)	–	–
J.P. Morgan Chase	350,735	(350,735)	–	–	–
Morgan Stanley	111,502	–	–	–	111,502
State Street Bank and Trust	7,183,167	(6,492)	–	(7,176,675)	–
Total	$17,741,851	$(357,227)	$(980,032)	$(16,248,095)	$156,497

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$6,492	$–	$6,492
Reverse Repurchase Agreement	1,322,693	–	1,322,693
Total	$1,329,185	$–	$1,329,185

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
J.P. Morgan Chase	$1,322,693	$(350,735)	$–	$–	$971,958
State Street Bank and Trust	6,492	(6,492)	–	–	–
Total	$1,329,185	$(357,227)	$–	$–	$971,958

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$395,826	$–	$395,826
Repurchase Agreement	39,255,771	–	39,255,771
Total	$39,651,597	$–	$39,651,597

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Citibank	$46,437	$–	$–	$–	$46,437
Fixed Income Clearing Corp.	39,255,771	–	–	(39,255,771)	–
Goldman Sachs	76,385	–	–	–	76,385
State Street Bank and Trust	273,004	(2,682)	–	(270,322)	–
Total	$39,651,597	$(2,682)	$–	$(39,526,093)	$122,822

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$66,599	$–	$66,599
Forward Foreign Currency Exchange Contracts	2,682	–	2,682
Reverse Repurchase Agreement	233,416	–	233,416
Total	$302,697	$–	$302,697

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
J.P. Morgan Chase	$233,416	$–	$–	$(233,416)	$–
Morgan Stanley	66,599	–	(60,000)	–	6,599
State Street Bank and Trust	2,682	(2,682)	–	–	–
Total	$302,697	$(2,682)	$(60,000)	$(233,416)	$6,599

Notes to Financial Statements (unaudited)(continued)

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$16,775,269	$–	$16,775,269
Forward Foreign Currency Exchange Contracts	14,282	–	14,282
Repurchase Agreement	12,946,260	–	12,946,260
Total	$29,735,811	$–	$29,735,811

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$7,461,696	$(7,461,696)	$–	$–	$–
Barclays Bank plc	3,983,126	(3,983,126)	–	–	–
Deutsche Bank AG	2,340,120	(2,340,120)	–	–	–
Fixed Income Clearing Corp.	12,946,260	–	–	(12,946,260)	–
Goldman Sachs	2,034,944	(2,034,944)	–	–	–
J.P. Morgan Chase	955,383	(955,383)	–	–	–
Standard Chartered Bank	14,282	–	–	–	14,282
Total	$29,735,811	$(16,775,269)	$–	$(12,946,260)	$14,282

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$102,025,734	$–	$102,025,734
Total	$102,025,734	$–	$102,025,734

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$13,265,251	$(7,461,696)	$(5,803,555)	$–	$–
Barclays Bank plc	13,169,611	(3,983,126)	(9,186,485)	–	–
Credit Suisse	4,456,283	–	(4,456,283)	–	–
Deutsche Bank AG	31,394,155	(2,340,120)	(29,054,035)	–	–
Goldman Sachs	13,503,669	(2,034,944)	(11,468,725)	–	–
J.P. Morgan Chase	15,194,441	(955,383)	(14,239,058)	–	–
Merrill Lynch International Bank Ltd.	1,507,880	–	(1,507,880)	–	–
Wells Fargo	9,534,444	–	(9,534,444)	–	–
Total	$102,025,734	$(16,775,269)	$(85,250,465)	$–	$–

Notes to Financial Statements (unaudited)(continued)

		Short Duration Core Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$1,991	$–	$1,991
Repurchase Agreement	177,649	–	177,649
Total	$179,640	$–	$179,640

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$177,649	$–	$–	$(177,649)	$–
Morgan Stanley	1,991	(851)	–	–	1,140
Total	$179,640	$(851)	$–	$(177,649)	$1,140

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$851	$–	$851
Total	$851	$–	$851

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(c)
Morgan Stanley	$851	$(851)	$–	$–	$–
Total	$851	$(851)	$–	$–	$–

		Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$559,889	$–	$559,889
Forward Foreign Currency Exchange Contracts	$537,017	$–	$537,017
Repurchase Agreement	37,251,848	–	37,251,848
Total	$38,348,754	$–	$38,348,754

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$37,251,848	$–	$–	$(37,251,848)	$–
Morgan Stanley	559,889	(559,889)	–	–	–
Standard Chartered Bank	537,017	–	(537,017)	–	–
Total	$38,348,754	$(559,889)	$(537,017)	$(37,251,848)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$1,635,665	$–	$1,635,665
Total	$1,635,665	$–	$1,635,665

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Morgan Stanley	$1,635,665	$(559,889)	$(880,000)	$–	$195,776
Total	$1,635,665	$(559,889)	$(880,000)	$–	$195,776

			Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$112,298	$–	$112,298
Repurchase Agreements	219,793,568	–	219,793,568
Total	$219,905,866	$–	$219,905,866

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Citibank	$46,645	$–	$–	$–	$46,645
Fixed Income Clearing Corp.	15,793,568	–	–	(15,793,568)	–
Goldman Sachs	65,653	–	–	–	65,653
JPMorgan Chase	204,000,000	–	–	(204,000,000)	–
Total	$219,905,866	$–	$–	$(219,793,568)	$112,298

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Reverse Repurchase Agreement	$466,833	$–	$466,833
Total	$466,833	$–	$466,833

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
J.P. Morgan Chase	$466,833	$–	$–	$(466,833)	$–
Total	$466,833	$–	$–	$(466,833)	$–

			Ultra Short Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$4,670,189	$–	$4,670,189
Total	$4,670,189	$–	$4,670,189

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$4,670,189	$–	$–	$(4,670,189)	$–
Total	$4,670,189	$–	$–	$(4,670,189)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2018.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of May 31, 2018.

9.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

10.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

11.	LINE OF CREDIT

The Funds, except Ultra Short Bond Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or

Notes to Financial Statements (unaudited)(continued)

emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

During the six months ended May 31, 2018, the Funds did not utilize the Facility.

12.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2018 the Funds did not participate as a borrower or lender in the Interfund Lending Program.

13.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer- term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high- yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk, and the risk of regulatory changes in the financial services industry, among other risks, may have a negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest

Notes to Financial Statements (unaudited)(continued)

or dividend yields than non- convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi- lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation- linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high- yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Notes to Financial Statements (unaudited)(continued)

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage-related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non- agency backed and mortgage related securities, which are issued by the private institutions, not by the government- sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage- related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,169,123	$42,509,856	6,984,406	$88,208,738
Converted from Class B *	8,273	109,768	25,040	311,885
Converted from Class C **	553,369	7,547,956	–	–
Reinvestment of distributions	130,264	1,713,997	197,459	2,370,179
Shares reacquired	(1,796,910)	(23,928,594)	(4,880,246)	(60,638,773)
Increase	2,064,119	$27,952,983	2,326,659	$30,252,029

Class B Shares
Reinvestment of distributions	135	$1,783	1,031	$12,053
Shares reacquired	(6,937)	(92,120)	(17,250)	(214,219)
Converted to Class A *	(8,256)	(109,768)	(25,033)	(311,885)
Decrease	(15,058)	$(200,105)	(41,252)	$(514,051)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	387,023	$5,149,720	1,128,681	$14,028,469
Reinvestment of distributions	33,331	435,250	60,235	711,257
Shares reacquired	(354,009)	(4,694,981)	(1,111,337)	(13,653,162)
Converted to Class A **	(557,045)	(7,547,956)	–	–
Increase (decrease)	(490,700)	$(6,657,967)	77,579	$1,086,564

Class F Shares
Shares sold	5,269,090	$70,641,134	11,401,889	$142,751,338
Reinvestment of distributions	150,429	1,979,543	217,376	2,623,864
Shares reacquired	(2,766,971)	(37,022,951)	(7,377,715)	(93,450,909)
Increase	2,652,548	$35,597,726	4,241,550	$51,924,293

Class F3 Shares(a)
Shares sold	155,894	$2,095,481	297,153	$3,918,550
Reinvestment of distributions	5,160	68,283	7	89
Shares reacquired	(54,538)	(733,539)	(7,128)	(94,885)
Increase	106,516	$1,430,225	290,032	$3,823,754

Class I Shares
Shares sold	1,462,803	$19,771,109	20,304,607	$255,913,345
Reinvestment of distributions	675,093	8,929,220	1,072,119	12,950,493
Shares reacquired	(6,303,416)	(84,850,525)	(11,948,938)	(148,856,822)
Increase (decrease)	(4,165,520)	$(56,150,196)	9,427,788	$120,007,016

Class P Shares
Shares sold	140	$1,883	1,405	$18,858
Reinvestment of distributions	59	793	77	933
Shares reacquired	(1)	(14)	–	–
Increase	198	$2,662	1,482	$19,791

Class R2 Shares
Shares sold	228	$3,086	2,327	$28,787
Reinvestment of distributions	39	518	75	903
Shares reacquired	(3,314)	(45,435)	(4,143)	(52,447)
Decrease	(3,047)	$(41,831)	(1,741)	$(22,757)

Class R3 Shares
Shares sold	161,162	$2,128,450	284,709	$3,518,104
Reinvestment of distributions	5,780	75,656	8,320	99,573
Shares reacquired	(93,063)	(1,252,561)	(125,737)	(1,555,878)
Increase	73,879	$951,545	167,292	$2,061,799

Class R4 Shares
Shares sold	3,370	$44,635	737	$9,232
Reinvestment of distributions	21	277	29	352
Shares reacquired	(3,233)	(42,294)	(370)	(4,371)
Increase	158	$2,618	396	$5,213

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2018		Year Ended
Convertible Fund	(unaudited	)	November 30, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	509,918	$6,827,260	9,481	$121,614
Reinvestment of distributions	172	2,274	78	983
Shares reacquired	(511,544)	(6,814,979)	(22)	(293)
Increase (decrease)	(1,454)	$14,555	9,537	$122,304

Class R6 Shares
Shares sold	534,561	$7,140,796	237,949	$3,004,161
Reinvestment of distributions	959	12,691	458	5,515
Shares reacquired	(80,702)	(1,092,112)	(56,122)	(703,899)
Increase	454,818	$6,061,375	182,285	$2,305,777

	Six Months Ended
	May 31, 2018		Year Ended
Core Fixed Income Fund	(unaudited	)	November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,282,658	$45,848,956	11,084,044	$120,452,636
Converted from Class B*	45,754	491,704	174,573	1,897,400
Converted from Class C**	451,160	4,764,247	–	–
Reinvestment of distributions	538,018	5,740,683	901,467	9,810,134
Shares reacquired	(6,474,873)	(69,233,691)	(14,103,752)	(153,173,622)
Decrease	(1,157,283)	$(12,388,101)	(1,943,668)	$(21,013,452)

Class B Shares
Shares sold	8	$90	17,452	$188,412
Reinvestment of distributions	142	1,522	2,268	24,562
Shares reacquired	(19,098)	(204,540)	(75,322)	(814,156)
Converted to Class A *	(45,882)	(491,704)	(175,114)	(1,897,400)
Decrease	(64,830)	$(694,632)	(230,716)	$(2,498,582)

Class C Shares
Shares sold	203,366	$2,174,368	1,035,052	$11,191,383
Reinvestment of distributions	54,156	575,309	97,228	1,053,079
Shares reacquired	(992,171)	(10,555,895)	(3,026,121)	(32,662,229)
Converted to Class A **	(452,875)	(4,764,247)	–	–
Decrease	(1,187,524)	$(12,570,465)	(1,893,841)	$(20,417,767)

Class F Shares
Shares sold	2,830,243	$30,230,356	20,063,818	$217,958,501
Reinvestment of distributions	203,367	2,170,499	814,762	8,868,818
Shares reacquired	(6,960,103)	(74,411,133)	(38,130,337)	(415,511,292)
Decrease	(3,926,493)	$(42,010,278)	(17,251,757)	$(188,683,973)

Class F3 Shares(a)
Shares sold	6,055,206	$64,782,478	28,358,817	$309,475,690
Reinvestment of distributions	447,249	4,771,680	101,973	1,109,698
Shares reacquired	(4,617,679)	(49,015,487)	(767,378)	(8,369,465)
Increase	1,884,776	$20,538,671	27,693,412	$302,215,923

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	May 31, 2018		Year Ended
Core Fixed Income Fund	(unaudited	)	November 30, 2017
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	2,433,151	$25,991,185	11,241,581	$121,452,764
Reinvestment of distributions	264,407	2,819,796	400,327	4,356,241
Shares reacquired	(924,690)	(9,854,075)	(8,246,050)	(89,444,982)
Increase	1,772,868	$18,956,906	3,395,858	$36,364,023

Class P Shares
Reinvestment of distributions	0.14	$2	6.03	$65
Shares reacquired	–	–	(1,084.98)	(11,737)
Increase (decrease)	0.14	$2	(1,078.95)	$(11,672)

Class R2 Shares
Shares sold	7,251	$77,775	36,069	$391,404
Reinvestment of distributions	485	5,176	767	8,356
Shares reacquired	(15,830)	(170,069)	(9,996)	(108,745)
Increase (decrease)	(8,094)	$(87,118)	26,840	$291,015

Class R3 Shares
Shares sold	229,138	$2,454,870	622,084	$6,745,811
Reinvestment of distributions	15,744	168,075	32,638	355,113
Shares reacquired	(417,656)	(4,485,794)	(1,190,186)	(12,916,549)
Decrease	(172,774)	$(1,862,849)	(535,464)	$(5,815,625)

Class R4 Shares
Shares sold	234,746	$2,515,751	580,077	$6,318,380
Reinvestment of distributions	7,216	76,927	4,682	51,099
Shares reacquired	(90,456)	(964,804)	(57,973)	(631,588)
Increase	151,506	$1,627,874	526,786	$5,737,891

Class R5 Shares
Shares sold	17,689	$190,585	63,800	$691,552
Reinvestment of distributions	1,086	11,588	1,466	15,972
Shares reacquired	(12,542)	(134,717)	(21,763)	(236,826)
Increase	6,233	$67,456	43,503	$470,698

Class R6 Shares
Shares sold	58,093	$620,420	832,575	$9,030,023
Reinvestment of distributions	57,125	609,447	90,988	989,958
Shares reacquired	(57,689)	(617,291)	(265,886)	(2,878,547)
Increase	57,529	$612,576	657,677	$7,141,434

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,653	$263,723	72,934	$1,105,852
Reinvestment of distributions	7,607	113,133	14,632	220,869
Shares reacquired	(12,089)	(180,663)	(22,436)	(338,662)
Increase	13,171	$196,193	65,130	$988,059

Class C Shares
Shares sold	20,620	$310,045	26,976	$407,827
Reinvestment of distributions	702	10,436	868	13,126
Shares reacquired	(9,131)	(138,148)	(4,615)	(70,036)
Increase	12,191	$182,333	23,229	$350,917

Class F Shares
Shares sold	40,005	$601,757	58,712	$892,295
Reinvestment of distributions	7,755	115,326	14,187	214,173
Shares reacquired	(18,201)	(269,414)	(16,426)	(249,912)
Increase	29,559	$447,669	56,473	$856,556

Class F3 Shares(a)
Shares sold	–	$–	663.13	$10,000
Reinvestment of distributions	13.5	195	15.3	232
Increase	13.5	$195	678.43	$10,232

Class I Shares
Reinvestment of distributions	137	$2,036	289	$4,360
Increase	137	$2,036	289	$4,360

Class R2 Shares
Reinvestment of distributions	29	$422	61	$923
Increase	29	$422	61	$923

Class R3 Shares
Shares sold	9	$139	11	$162
Reinvestment of distributions	29.5	440	63	953
Increase	38.5	$579	74	$1,115

Class R4 Shares
Reinvestment of distributions	31.4	472	68	1,021
Increase	31.4	$472	68	$1,021

Class R5 Shares
Reinvestment of distributions	34.5	508	72	1,091
Increase	34.5	$508	72	$1,091

Class R6 Shares
Reinvestment of distributions	35	519	74	1,123
Increase	35	$519	74	$1,123

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund	Six Months Ended May 31, 2018 (unaudited	)	Period Ended November 30, 2017(b)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,618	$56,222	30,149	$301,500
Reinvestment of distributions	683	6,723	720	7,251
Increase	6,301	$62,945	30,869	$308,751

Class C Shares
Shares sold	–	$–	9,968	$99,850
Reinvestment of distributions	170	1,672	145	1,460
Increase	170	$1,672	10,113	$101,310

Class F Shares
Shares sold	77,701	$776,401	266,919	$2,680,805
Reinvestment of distributions	6,374	62,856	5,063	51,067
Shares reacquired	(16,074)	(160,060)	(12,699)	(128,575)
Increase	68,001	$679,197	259,283	$2,603,297

Class F3 Shares(b)
Shares sold	–	$–	150,000	$1,500,000
Reinvestment of distributions	3,441	33,925	3,872	39,007
Increase	3,441	$33,925	153,872	$1,539,007

Class I Shares
Shares sold	33,188	$332,200	5,000	$50,000
Reinvestment of distributions	621	6,079	126	1,269
Shares reacquired	(510)	(4,985)	–	–
Increase	33,299	$333,294	5,126	$51,269

Class R2 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	48	473	54	541
Increase	48	$473	2,554	$25,541

Class R3 Shares
Shares sold	24	$240	3,793	$38,069
Reinvestment of distributions	75	736	69	692
Shares reacquired	(1)	(12)	(1)	(6)
Increase	98	$964	3,861	$38,755

Class R4 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	53	519	59	596
Increase	53	$519	2,559	$25,596

Class R5 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	56	552	63	635
Increase	56	$552	2,563	$25,635

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund	Six Months Ended May 31, 2018 (unaudited	)	Period Ended November 30, 2017(b)
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	150,000	$1,500,000
Reinvestment of distributions	3,441	33,924	3,872	39,008
Increase	3,441	$33,924	153,872	$1,539,008

Floating Rate Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	90,144,677	$829,030,466	202,662,256	$1,869,451,473
Converted from Class C **	790,171	7,245,865	–	–
Reinvestment of distributions	8,032,603	73,837,494	15,202,207	139,907,538
Shares reacquired	(84,591,033)	(777,728,715)	(160,727,429)	(1,479,532,288)
Increase	14,376,418	$132,385,110	57,137,034	$529,826,723

Class C Shares
Shares sold	19,441,289	$178,845,248	43,738,174	$403,716,314
Reinvestment of distributions	2,950,983	27,147,453	5,514,614	50,797,022
Shares reacquired	(21,419,236)	(197,061,689)	(45,056,878)	(414,923,738)
Converted to Class A **	(789,310)	(7,245,865)	–	–
Increase	183,726	$1,685,147	4,195,910	$39,589,598

Class F Shares
Shares sold	215,670,090	$1,981,268,124	424,015,472	$3,905,690,887
Reinvestment of distributions	10,043,009	92,212,000	18,893,096	173,669,470
Shares reacquired	(110,222,469)	(1,012,681,471)	(300,058,796)	(2,756,114,873)
Increase	115,490,630	$1,060,798,653	142,849,772	$1,323,245,484

Class F3 Shares(a)
Shares sold	10,782,828	$99,271,812	24,449,810	$224,549,716
Reinvestment of distributions	653,655	6,016,033	280,100	2,574,012
Shares reacquired	(3,369,946)	(31,019,891)	(2,537,802)	(23,311,494)
Increase	8,066,537	$74,267,954	22,192,108	$203,812,234

Class I Shares
Shares sold	82,807,094	$761,726,410	168,619,377	$1,553,077,995
Reinvestment of distributions	4,232,420	38,926,084	4,044,482	37,220,759
Shares reacquired	(44,340,769)	(408,161,247)	(48,618,318)	(447,386,972)
Increase	42,698,745	$392,491,247	124,045,541	$1,142,911,782

Class R2 Shares
Shares sold	18,601	$171,289	111,254	$1,026,393
Reinvestment of distributions	3,082	28,360	5,495	50,606
Shares reacquired	(12,312)	(113,346)	(61,960)	(570,650)
Increase	9,371	$86,303	54,789	$506,349

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,074,135	$9,883,253	1,722,912	$15,894,029
Reinvestment of distributions	110,406	1,015,274	181,538	1,671,673
Shares reacquired	(648,335)	(5,966,338)	(938,677)	(8,645,103)
Increase	536,206	$4,932,189	965,773	$8,920,599

Class R4 Shares
Shares sold	252,922	$2,325,891	553,888	$5,110,122
Reinvestment of distributions	9,815	90,206	14,096	129,668
Shares reacquired	(122,979)	(1,130,683)	(259,654)	(2,385,077)
Increase	139,758	$1,285,414	308,330	$2,854,713

Class R5 Shares
Shares sold	171,560	$1,581,207	291,164	$2,691,306
Reinvestment of distributions	8,149	75,024	9,895	91,151
Shares reacquired	(35,096)	(322,924)	(57,589)	(530,352)
Increase	144,613	$1,333,307	243,470	$2,252,105

Class R6 Shares
Shares sold	2,295,446	$21,137,836	3,151,542	$29,017,138
Reinvestment of distributions	107,327	987,734	85,958	791,428
Shares reacquired	(1,180,098)	(10,866,375)	(599,355)	(5,517,598)
Increase	1,222,675	$11,259,195	2,638,145	$24,290,968

Class T Shares(c)
Shares sold	–	$–	1,087	$10,000
Reinvestment of distributions	27	246	16	151
Increase	27	$246	1,103	$10,151

High Yield Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	36,481,880	$277,904,409	133,066,217	$1,013,577,527
Converted from Class B*	–	–	373,068	2,857,526
Converted from Class C**	1,051,397	7,822,396	–	–
Reinvestment of distributions	4,913,956	37,209,331	10,270,700	78,698,539
Shares reacquired	(65,423,810)	(497,288,773)	(152,398,720)	(1,161,929,206)
Decrease	(22,976,577)	$(174,352,637)	(8,688,735)	$(66,795,614)

Class B Shares
Shares sold	2	$15	15,923	$120,758
Reinvestment of distributions	1,579	12,048	19,970	151,992
Shares reacquired	(195,569)	(1,485,386)	(142,493)	(1,083,574)
Converted to Class A*	–	–	(374,695)	(2,857,526)
Decrease	(193,988)	$(1,473,323)	(481,295)	$(3,668,350)

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	5,651,373	$42,859,037	19,330,615	$146,842,770
Reinvestment of distributions	1,544,763	11,631,402	2,911,191	22,197,354
Shares reacquired	(9,788,591)	(73,903,533)	(17,809,525)	(135,522,788)
Converted to Class A **	(1,057,081)	(7,822,396)	–	–
Increase (decrease)	(3,649,536)	$(27,235,490)	4,432,281	$33,517,336

Class F Shares
Shares sold	79,391,745	$603,226,539	251,804,626	$1,919,894,724
Reinvestment of distributions	7,058,221	53,347,849	14,221,488	108,921,980
Shares reacquired	(72,899,942)	(553,043,165)	(217,008,448)	(1,664,531,925)
Increase	13,550,024	$103,531,223	49,017,666	$364,284,779

Class F3 Shares(a)
Shares sold	17,450,321	$133,921,248	60,564,491	$469,554,888
Reinvestment of distributions	1,944,930	14,786,171	602,050	4,674,631
Shares reacquired	(8,644,639)	(65,802,284)	(3,140,161)	(24,343,175)
Increase	10,750,612	$82,905,135	58,026,380	$449,886,344

Class I Shares
Shares sold	37,117,609	$284,040,681	148,209,773	$1,135,627,642
Reinvestment of distributions	5,796,247	44,099,252	12,824,990	98,636,819
Shares reacquired	(72,420,127)	(552,655,841)	(167,585,701)	(1,283,844,476)
Decrease	(29,506,271)	$(224,515,908)	(6,550,938)	$(49,580,015)

Class P Shares
Shares sold	3,278	$25,196	56,070	$430,903
Reinvestment of distributions	1,721	13,212	2,396	18,677
Shares reacquired	(993)	(7,651)	(3,621)	(27,827)
Increase	4,006	$30,757	54,845	$421,753

Class R2 Shares
Shares sold	639,600	$4,870,895	1,250,902	$9,595,466
Reinvestment of distributions	25,075	190,679	36,252	279,691
Shares reacquired	(399,656)	(3,046,203)	(868,283)	(6,680,002)
Increase	265,019	$2,015,371	418,871	$3,195,155

Class R3 Shares
Shares sold	3,371,855	$25,895,519	4,990,992	$38,353,083
Reinvestment of distributions	347,921	2,647,581	572,289	4,412,195
Shares reacquired	(1,645,021)	(12,593,721)	(3,419,681)	(26,293,125)
Increase	2,074,755	$15,949,379	2,143,600	$16,472,153

Class R4 Shares
Shares sold	3,716,250	$28,239,641	7,403,429	$56,632,724
Reinvestment of distributions	204,728	1,548,211	241,271	1,852,351
Shares reacquired	(1,818,185)	(13,855,428)	(1,680,183)	(12,870,000)
Increase	2,102,793	$15,932,424	5,964,517	$45,615,075

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	5,297,907	$40,528,705	33,931,272	$263,053,219
Reinvestment of distributions	1,000,763	7,603,485	393,241	3,036,679
Shares reacquired	(4,603,044)	(35,141,585)	(1,614,564)	(12,440,961)
Increase	1,695,626	$12,990,605	32,709,949	$253,648,937

Class R6 Shares
Shares sold	17,199,278	$131,510,564	47,109,762	$360,461,284
Reinvestment of distributions	1,520,497	11,562,420	1,849,110	14,276,598
Shares reacquired	(10,799,820)	(82,692,486)	(9,887,663)	(76,377,484)
Increase	7,919,955	$60,380,498	39,071,209	$298,360,398

Class T Shares(c)
Shares sold	–	$–	1,295	$10,000
Reinvestment of distributions	38	291	25	189
Increase	38	$291	1,320	$10,189

Income Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	32,866,530	$92,812,216	82,908,265	$235,218,993
Converted from Class B *	248,647	703,991	801,540	2,274,194
Converted from Class C **	4,959,435	13,688,040	–	–
Reinvestment of distributions	5,482,403	15,401,690	9,575,638	27,204,881
Shares reacquired	(40,477,550)	(114,244,883)	(100,516,367)	(284,336,904)
Increase (decrease)	3,079,465	$8,361,054	(7,230,924)	$(19,638,836)

Class B Shares
Shares sold	6	$16	114,596	$322,055
Reinvestment of distributions	2,133	6,076	20,543	58,282
Shares reacquired	(118,184)	1,952,278	(349,344)	(984,468)
Converted to Class A *	(249,911)	(2,993,485)	(801,026)	(2,274,194)
Decrease	(365,956)	$(1,035,115)	(1,015,231)	$(2,878,325)

Class C Shares
Shares sold	3,771,332	$10,701,792	10,187,778	$29,007,631
Reinvestment of distributions	1,145,715	3,234,414	2,110,253	6,022,146
Shares reacquired	(10,366,856)	(29,304,856)	(23,597,568)	(67,089,807)
Converted to Class A **	(4,923,755)	(13,688,040)	–	–
Decrease	(10,373,564)	$(29,056,690)	(11,299,537)	$(32,060,030)

Class F Shares
Shares sold	40,287,544	$113,607,979	163,357,486	$462,571,473
Reinvestment of distributions	2,801,061	7,867,415	6,146,429	17,482,921
Shares reacquired	(34,010,683)	(95,650,616)	(160,081,868)	(457,164,997)
Increase	9,077,922	$25,824,778	9,422,047	$22,889,397

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	48,166,493	$135,620,513	97,416,792	$279,505,844
Reinvestment of distributions	2,435,795	6,835,087	620,208	1,776,555
Shares reacquired	(13,189,291)	(36,936,565)	(2,106,754)	(6,038,560)
Increase	37,412,997	$105,519,035	95,930,246	$275,243,839

Class I Shares
Shares sold	21,721,626	$60,842,988	37,676,962	$107,596,954
Reinvestment of distributions	1,204,358	3,381,127	1,106,707	3,146,928
Shares reacquired	(10,353,513)	(29,132,604)	(13,873,462)	(39,237,634)
Increase	12,572,471	$35,091,511	24,910,207	$71,506,248

Class R2 Shares
Shares sold	210,404	$598,169	242,729	$693,557
Reinvestment of distributions	4,418	12,497	7,675	21,956
Shares reacquired	(233,258)	(654,582)	(344,461)	(981,765)
Decrease	(18,436)	$(43,916)	(94,057)	$(266,252)

Class R3 Shares
Shares sold	2,120,513	$6,006,921	4,709,520	$13,379,939
Reinvestment of distributions	337,877	951,872	592,774	1,687,732
Shares reacquired	(1,931,367)	(5,482,261)	(6,634,648)	(18,798,365)
Increase (decrease)	527,023	$1,476,532	(1,332,354)	$(3,730,694)

Class R4 Shares
Shares sold	681,415	$1,924,464	693,142	$1,973,656
Reinvestment of distributions	13,088	36,732	7,653	21,861
Shares reacquired	(102,477)	(288,701)	(139,365)	(396,599)
Increase	592,026	$1,672,495	561,430	$1,598,918

Class R5 Shares
Shares sold	384,624	$1,090,952	5,773,717	$16,467,427
Reinvestment of distributions	1,956	5,498	3,384	9,611
Shares reacquired	(4,464,655)	(12,773,658)	(283,974)	(813,510)
Increase (decrease)	(4,078,075)	$(11,677,208)	5,493,127	$15,663,528

Class R6 Shares
Shares sold	12,618,040	$35,754,167	6,348,631	$18,104,710
Reinvestment of distributions	116,916	328,075	100,495	286,397
Shares reacquired	(5,931,815)	(16,732,231)	(806,495)	(2,296,067)
Increase	6,803,141	$19,350,011	5,642,631	$16,095,040

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,259,626	$62,616,843	11,498,699	$139,733,979
Converted from Class C **	5,817	68,879	–	–
Reinvestment of distributions	268,584	3,194,878	620,274	7,464,145
Shares reacquired	(3,892,645)	(46,303,069)	(19,722,661)	(239,016,414)
Increase (decrease)	1,641,382	$19,577,531	(7,603,688)	$(91,818,290)

Class C Shares
Shares sold	925,955	$11,044,339	1,732,776	$21,042,550
Reinvestment of distributions	51,544	614,033	108,259	1,302,360
Shares reacquired	(880,152)	(10,486,326)	(1,552,958)	(18,648,302)
Converted to Class A **	(5,808)	(68,879)	–	–
Increase	91,539	$1,103,167	288,077	$3,696,608

Class F Shares
Shares sold	16,259,382	$193,800,819	32,297,553	$391,627,746
Reinvestment of distributions	427,345	5,087,285	800,455	9,619,128
Shares reacquired	(7,149,894)	(85,165,643)	(20,850,107)	(249,794,527)
Increase	9,536,833	$113,722,461	12,247,901	$151,452,347

Class F3 Shares(a)
Shares sold	345,692	$4,113,189	1,154,162	$13,717,878
Reinvestment of distributions	24,642	293,041	11,068	131,563
Shares reacquired	(104,373)	(1,241,357)	(34,835)	(413,881)
Increase	265,961	$3,164,873	1,130,395	$13,435,560

Class I Shares
Shares sold	7,299,181	$86,959,775	25,760,683	$311,846,987
Reinvestment of distributions	823,000	9,796,225	1,453,001	17,452,386
Shares reacquired	(6,159,126)	(73,258,035)	(12,891,668)	(155,466,578)
Increase	1,963,055	$23,497,965	14,322,016	$173,832,795

Class R2 Shares
Shares sold	12,327	$147,371	28,542	$346,999
Reinvestment of distributions	39	469	118	1,408
Shares reacquired	(18,328)	(218,088)	(20,325)	(242,185)
Increase (decrease)	(5,962)	$(70,248)	8,335	$106,222

Class R3 Shares
Shares sold	3,935	$46,768	10,562	$128,534
Reinvestment of distributions	252	3,001	576	6,945
Shares reacquired	(3,790)	(45,199)	(19,648)	(238,142)
Increase (decrease)	397	$4,570	(8,510)	$(102,663)

Class R4 Shares
Shares sold	41,101	$489,388	67,050	$802,190
Reinvestment of distributions	122	1,446	111	1,320
Shares reacquired	(4,982)	(59,310)	(14,390)	(171,418)
Increase	36,241	$431,524	52,771	$632,092

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	9,354	$111,499	2,120	$25,356
Reinvestment of distributions	105	1,244	51	618
Shares reacquired	(659)	(7,821)	(202)	(2,413)
Increase	8,800	$104,922	1,969	$23,561

Class R6 Shares
Shares sold	467,725	$5,569,488	3,125,863	$37,784,888
Reinvestment of distributions	58,168	691,988	71,930	859,579
Shares reacquired	(403,194)	(4,797,698)	(357,945)	(4,281,798)
Increase	122,699	$1,463,778	2,839,848	$34,362,669

Class T Shares(c)
Shares sold	–	$–	838	$10,000
Reinvestment of distributions	16	189	11	128
Increase	16	$189	849	$10,128

Short Duration Core Bond Fund	Six Months Ended May 31, 2018 (unaudited	)	Period Ended November 30, 2017(b)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	115,051	$1,132,865	262,871	$2,624,119
Reinvestment of distributions	3,320	32,627	1,814	18,078
Shares reacquired	(24,714)	(242,731)	(85,764)	(855,721)
Increase	93,657	$922,761	178,921	$1,786,476

Class C Shares
Shares sold	34,066	$335,264	114,560	$1,142,657
Reinvestment of distributions	961	9,442	314	3,121
Shares reacquired	(10,041)	(99,017)	(33,571)	(335,356)
Increase	24,986	$245,689	81,303	$810,422

Class F Shares
Shares sold	82,412	$811,243	193,380	$1,932,799
Reinvestment of distributions	3,390	33,322	2,635	26,272
Shares reacquired	(9,330)	(91,894)	(5,044)	(50,192)
Increase	76,472	$752,671	190,971	$1,908,879

Class F3 Shares(b)
Shares sold	–	$–	150,000	$1,500,017
Reinvestment of distributions	2,416	23,751	2,557	25,505
Increase	2,416	$23,751	152,557	$1,525,522

Class I Shares
Shares sold	–	$–	5,000.00	$50,000
Reinvestment of distributions	78.08	768	82.14	819
Increase	78.08	$768	5,082.14	$50,819

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2018 (unaudited	)	Period Ended November 30, 2017(b)
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	2,500.00	$25,000
Reinvestment of distributions	31	307	31.90	318
Increase	31	$307	2,531.90	$25,318

Class R3 Shares
Shares sold	–	$–	2,500.00	$25,000
Reinvestment of distributions	33	320	33.46	334
Increase	33	$320	2,533.46	$25,334

Class R4 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	36	351	37	372
Increase	36	$351	2,537	$25,372

Class R5 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	39	383	41	409
Increase	39	$383	2,541	$25,409

Class R6 Shares
Shares sold	–	$–	150,000	$1,500,017
Reinvestment of distributions	2,416	23,748	2,557	25,503
Increase	2,416	$23,748	152,557	$1,525,520

Short Duration Income Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	372,330,027	$1,571,859,820	1,047,137,608	$4,499,792,376
Converted from Class B *	708,948	2,998,778	1,551,009	6,654,823
Converted from Class C **	5,093,921	21,343,528	–	–
Reinvestment of distributions	38,562,320	162,467,231	81,693,004	350,684,600
Shares reacquired	(621,628,721)	(2,626,751,264)	(1,193,286,437)	(5,126,709,002)
Decrease	(204,933,505)	$(868,081,907)	(62,904,816)	$(269,577,203)

Class B Shares
Shares sold	546	$2,314	72,001	$310,388
Reinvestment of distributions	3,633	15,396	46,726	201,136
Shares reacquired	(287,524)	(1,215,404)	(697,696)	(3,002,607)
Converted to Class A*	(708,707)	(2,998,778)	(1,548,471)	(6,654,823)
Decrease	(992,052)	$(4,196,472)	(2,127,440)	$(9,145,906)

Class C Shares
Shares sold	77,892,115	$330,975,445	261,090,320	$1,128,873,970
Reinvestment of distributions	18,263,539	77,461,612	38,231,190	165,239,387
Shares reacquired	(224,220,330)	(952,177,543)	(427,343,109)	(1,847,445,958)
Converted to Class A**	(5,057,708)	(21,343,528)	–	–
Decrease	(133,122,384)	$(565,084,014)	(128,021,599)	$(553,332,601)

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	970,724,076	$4,094,331,366	2,411,307,552	$10,355,978,382
Reinvestment of distributions	52,991,725	223,135,063	105,558,978	452,953,220
Shares reacquired	(943,734,527)	(3,983,592,222)	(2,005,367,141)	(8,595,555,960)
Increase	79,981,274	$333,874,207	511,499,389	$2,213,375,642

Class F3 Shares(a)
Shares sold	177,066,326	$747,270,890	789,804,791	$3,392,971,580
Reinvestment of distributions	11,660,012	49,223,697	6,969,637	29,846,556
Shares reacquired	(327,726,326)	(1,385,055,330)	(112,972,868)	(484,587,559)
Increase (decrease)	(138,999,988)	$(588,560,743)	683,801,560	$2,938,230,577

Class I Shares
Shares sold	406,849,094	$1,714,992,709	1,349,958,332	$5,783,889,155
Reinvestment of distributions	29,448,182	124,012,283	42,591,140	182,717,000
Shares reacquired	(460,320,407)	(1,942,677,473)	(1,056,040,915)	(4,533,590,810)
Redemptions in-kind	–	–	(9,815,639)	(41,912,779)
Increase (decrease)	(24,023,131)	$(103,672,481)	326,692,918	$1,391,102,566

Class R2 Shares
Shares sold	1,008,583	$4,251,866	3,360,830	$14,449,447
Reinvestment of distributions	23,381	98,558	49,606	213,172
Shares reacquired	(1,741,519)	(7,360,297)	(3,560,087)	(15,306,322)
Decrease	(709,555)	$(3,009,873)	(149,651)	$(643,703)

Class R3 Shares
Shares sold	8,709,515	$36,815,556	26,176,482	$112,617,480
Reinvestment of distributions	1,217,386	5,136,812	2,315,167	9,954,834
Shares reacquired	(13,286,772)	(56,174,974)	(20,041,341)	(86,247,148)
Increase (decrease)	(3,359,871)	$(14,222,606)	8,450,308	$36,325,166

Class R4 Shares
Shares sold	8,227,501	$34,783,429	15,560,684	$67,025,672
Reinvestment of distributions	226,036	953,733	283,777	1,219,849
Shares reacquired	(4,711,130)	(19,907,667)	(5,138,263)	(22,108,740)
Increase	3,742,407	$15,829,495	10,706,198	$46,136,781

Class R5 Shares
Shares sold	4,017,081	$16,903,972	6,194,152	$26,581,853
Reinvestment of distributions	130,525	548,767	176,846	757,797
Shares reacquired	(1,564,478)	(6,595,356)	(3,201,087)	(13,720,883)
Increase	2,583,128	$10,857,383	3,169,911	$13,618,767

Class R6 Shares
Shares sold	53,620,556	$226,416,106	47,567,632	$204,249,289
Reinvestment of distributions	1,792,428	7,544,709	2,204,407	9,458,276
Shares reacquired	(13,502,089)	(56,847,193)	(22,193,856)	(95,183,246)
Increase	41,910,895	$177,113,622	27,578,183	$118,524,319

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class T Shares(c)	Shares	Amount	Shares	Amount
Shares sold	–	$–	2,325	$10,000
Reinvestment of distributions	45	188	29	122
Increase	45	$188	2,354	$10,122

Total Return Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,318,443	$146,263,326	36,178,014	$374,466,612
Converted from Class B *	154,568	1,582,500	449,801	4,662,985
Converted from Class C **	945,538	9,502,655	–	–
Reinvestment of distributions	1,569,294	15,954,891	3,093,997	32,006,997
Shares reacquired	(18,386,353)	(187,356,915)	(47,569,325)	(492,249,030)
Decrease	(1,398,510)	$(14,053,543)	(7,847,513)	$(81,112,436)

Class B Shares
Shares sold	2,072	$21,197	40,717	$419,814
Reinvestment of distributions	538	5,521	9,917	102,107
Shares reacquired	(18,346)	(184,124)	(181,875)	(1,874,762)
Converted to Class A *	(154,568)	(1,582,500)	(450,360)	(4,662,985)
Decrease	(170,304)	$(1,739,906)	(581,601)	$(6,015,826)

Class C Shares
Shares sold	985,878	$10,103,926	2,932,238	$30,302,981
Reinvestment of distributions	154,573	1,569,821	320,758	3,312,376
Shares reacquired	(2,560,145)	(26,057,749)	(7,246,581)	(74,906,198)
Converted to Class A **	(945,538)	(9,502,655)	–	–
Decrease	(2,365,232)	$(23,886,657)	(3,993,585)	$(41,290,841)

Class F Shares
Shares sold	18,513,569	$189,320,295	94,584,275	$980,413,789
Reinvestment of distributions	1,176,980	11,963,921	2,784,027	28,833,860
Shares reacquired	(17,378,443)	(177,206,495)	(93,049,615)	(966,067,556)
Increase	2,312,106	$24,077,721	4,318,687	$43,180,093

Class F3 Shares(a)
Shares sold	14,765,229	$150,570,466	57,332,898	$596,785,529
Reinvestment of distributions	1,017,382	10,342,759	231,004	2,397,091
Shares reacquired	(6,292,112)	(63,949,730)	(1,472,811)	(15,315,728)
Increase	9,490,499	$96,963,495	56,091,091	$583,866,892

Class I Shares
Shares sold	8,034,604	$82,323,094	16,232,094	$168,770,786
Reinvestment of distributions	561,387	5,716,393	796,516	8,258,793
Shares reacquired	(5,283,042)	(53,886,640)	(9,433,519)	(98,018,028)
Increase	3,312,949	$34,152,847	7,595,091	$79,011,551

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	1,710	$17,458	18,867	$197,644
Reinvestment of distributions	754	7,709	1,865	19,361
Shares reacquired	(11,857)	(122,271)	(53,421)	(553,838)
Decrease	(9,393)	$(97,104)	(32,689)	$(336,833)

Class R2 Shares
Shares sold	71,368	$727,792	335,053	$3,452,661
Reinvestment of distributions	5,340	54,341	14,786	152,966
Shares reacquired	(284,771)	(2,924,306)	(284,331)	(2,950,218)
Increase (decrease)	(208,063)	$(2,142,173)	65,508	$655,409

Class R3 Shares
Shares sold	2,869,479	$29,346,893	4,599,203	$47,463,603
Reinvestment of distributions	164,728	1,674,761	347,742	3,596,115
Shares reacquired	(4,586,546)	(46,593,824)	(5,415,089)	(56,058,240)
Decrease	(1,552,339)	$(15,572,170)	(468,144)	$(4,998,522)

Class R4 Shares
Shares sold	1,455,747	$14,863,239	5,725,677	$59,039,323
Reinvestment of distributions	45,939	466,876	56,171	582,057
Shares reacquired	(1,300,333)	(13,305,014)	(1,582,957)	(16,422,484)
Increase	201,353	$2,025,101	4,198,891	$43,198,896

Class R5 Shares
Shares sold	1,112,422	$11,337,121	8,639,514	$89,590,831
Reinvestment of distributions	134,845	1,371,673	153,001	1,588,449
Shares reacquired	(1,489,620)	(15,177,947)	(962,471)	(10,004,922)
Increase (decrease)	(242,353)	$(2,469,153)	7,830,044	$81,174,358

Class R6 Shares
Shares sold	6,070,470	$62,029,563	11,701,658	$121,535,801
Reinvestment of distributions	284,052	2,888,950	322,426	3,345,141
Shares reacquired	(2,884,091)	(29,464,815)	(2,640,594)	(27,429,729)
Increase	3,470,431	$35,453,698	9,383,490	$97,451,213

Class T Shares(c)
Shares sold	–	$–	961	$10,000
Reinvestment of distributions	14	148	8	86
Increase	14	$148	969	$10,086

Notes to Financial Statements (unaudited)(concluded)

Ultra Short Bond Fund	Six Months Ended May 31, 2018 (unaudited	)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	299,012,976	$2,991,450,571	194,627,956	$1,947,997,534
Reinvestment of distributions	2,023,363	20,238,074	546,201	5,467,272
Shares reacquired	(135,698,410)	(1,357,516,208)	(40,800,891)	(408,393,977)
Increase	165,337,929	$1,654,172,437	154,373,266	$1,545,070,829

Class F Shares
Shares sold	170,680,970	$1,707,744,286	70,493,597	$705,587,281
Reinvestment of distributions	900,962	9,015,013	207,410	2,076,134
Shares reacquired	(62,999,043)	(630,378,871)	(15,541,786)	(155,565,623)
Increase	108,582,889	$1,086,380,428	55,159,221	$552,097,792

Class F3 Shares(a)
Shares sold	11,670,324	$116,804,303	5,571,992	$55,775,641
Reinvestment of distributions	99,880	999,258	12,024	120,359
Shares reacquired	(4,565,622)	(45,687,650)	(578,795)	(5,793,733)
Increase	7,204,582	$72,115,911	5,005,221	$50,102,267

Class I Shares
Shares sold	28,060,701	$280,687,720	12,933,253	$129,460,914
Reinvestment of distributions	170,107	1,701,392	39,756	397,939
Shares reacquired	(6,690,604)	(66,931,342)	(1,927,335)	(19,289,606)
Increase	21,540,204	$215,457,770	11,045,674	$110,569,247

Class R5 Shares
Shares sold	–	$–	3,796	$38,000
Reinvestment of distributions	277	2,775	348	3,480
Shares reacquired	(999)	(10,000)	–	–
Increase (decrease)	(722)	$(7,225)	4,144	$41,480

Class R6 Shares
Shares sold	493,135	$4,934,386	5,922	$59,249
Reinvestment of distributions	1,369	13,703	395	3,947
Shares reacquired	(14,019)	(140,337)	(29)	(286)
Increase	480,485	$4,807,752	6,288	$62,910

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.
(b)	Shares commenced on April 19, 2017.
(c)	Shares commenced on July 28, 2017.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund with sufficient performance history, information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2017. As to Convertible Fund, the Board observed that the Fund’s investment

Approval of Advisory Contract (continued)

performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. As to Core Fixed Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, ranking in the 19th percentile of the peer group, but below the median of the performance peer group for the one-, three-, and five-year periods. The Board also observed that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods. As to Core Plus Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance group for the one-year period. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and five-year periods, but below the median of the performance peer group for the one-year period. As to each of High Yield Fund and Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five-, and ten-year periods, but below the median of the performance peer group for the three-year period. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three- and five-year periods. As to Total Return Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, equal to the median of the performance peer group for the five-year period, and below the median of the performance peer group for the one- and three-year periods. As to Ultra Short Bond Fund, the Board observed that the Fund commenced operations on October 12, 2016 and therefore did not yet have investment performance for a full calendar year, and, therefore, it would be prudent to allow the portfolio management team more time to develop its performance record with the Fund. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense ratios, contractual and actual management fee rates, and other expense components represented in the net total expense ratio for each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board

Approval of Advisory Contract (continued)

concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of Convertible Fund, High Yield Fund, and Short Duration Income Fund, the Board concluded that the breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of Core Fixed Income Fund, Income Fund, Inflation Focused Fund, and Total Return Fund, the Board concluded that the breakpoints in the proposed management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Core Plus Bond Fund, the Board concluded that the breakpoints in the proposed management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Floating Rate Fund, the Board concluded that the breakpoint in the existing management fee schedule adequately addressed any economies of scale. With respect to Ultra Short Bond Fund, the Board concluded that the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Approval of Advisory Contract (concluded)

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/18)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Focused Growth Fund

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

11	Multi-Asset Balanced Opportunity Fund

13	Multi-Asset Focused Growth Fund

15	Multi-Asset Growth Fund

17	Multi-Asset Income Fund

20	Statements of Assets and Liabilities

24	Statements of Operations

26	Statements of Changes in Net Assets

30	Financial Highlights

46	Notes to Financial Statements

70	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund,
Lord Abbett Multi-Asset Focused Growth Fund,
Lord Abbett Multi-Asset Growth Fund,
and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 through May 31, 2018).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/17 – 5/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/17	5/31/18	12/1/17 - 5/31/18
Class A
Actual	$1,000.00	$1,002.60	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.57
Class C
Actual	$1,000.00	$ 998.70	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F
Actual	$1,000.00	$1,004.20	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82
Class F3
Actual	$1,000.00	$1,004.70	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.80	$1.16
Class I
Actual	$1,000.00	$1,003.80	$1.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class P
Actual	$1,000.00	$1,001.60	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class R2
Actual	$1,000.00	$1,001.50	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class R3
Actual	$1,000.00	$1,002.20	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83
Class R4
Actual	$1,000.00	$1,002.70	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.57
Class R5
Actual	$1,000.00	$1,003.80	$1.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class R6
Actual	$1,000.00	$1,003.90	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91
Class T
Actual	$1,000.00	$1,003.50	$2.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.51% for Class A, 1.26% for Class C, 0.36% for Class F, 0.23% for Class F3, 0.26% for Class I, 0.71% for Class P, 0.86% for Class R2, 0.76% for Class R3, 0.51% for Class R4, 0.26% for Class R5, 0.18% for Class R6 and 0.42% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

3

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2018

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	13.36%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9.69%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.09%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	4.71%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	13.75%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	8.18%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.04%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.50%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	5.86%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.88%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.23%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	5.71%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/17	5/31/18	12/1/17 - 5/31/18
Class A
Actual	$1,000.00	$1,016.80	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class C
Actual	$1,000.00	$1,012.30	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$1,017.40	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class F3
Actual	$1,000.00	$1,018.00	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.30	$1.61
Class I
Actual	$1,000.00	$1,017.70	$2.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12
Class R2
Actual	$1,000.00	$1,014.60	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class R3
Actual	$1,000.00	$1,014.90	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class R4
Actual	$1,000.00	$1,016.40	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class R5
Actual	$1,000.00	$1,017.70	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R6
Actual	$1,000.00	$1,018.00	$1.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.42% for Class C, 0.52% for Class F, 0.32% for Class F3, 0.42% for Class I, 1.00% for Class R2, 0.92% for Class R3, 0.68% for Class R4, 0.38% for Class R5 and 0.31% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Focused Growth Fund invests.

5

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2018

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	16.42%
Lord Abbett Investment Trust-Convertible Fund-Class I	2.02%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.90%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	28.58%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	6.58%
Lord Abbett Investment Trust-High Yield Fund-Class I	1.97%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	10.70%
Lord Abbett Securities Trust-International Equity Fund-Class I	10.66%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7.47%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2.70%
Total	100.00%

*	Represents percent of total investments.

6

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/17	5/31/18	12/1/17 - 5/31/18
Class A
Actual	$1,000.00	$1,000.70	$2.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class C
Actual	$1,000.00	$ 996.90	$6.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class F
Actual	$1,000.00	$1,001.40	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class F3
Actual	$1,000.00	$1,002.10	$1.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.80	$1.11
Class I
Actual	$1,000.00	$1,001.40	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R2
Actual	$1,000.00	$ 999.00	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.38
Class R3
Actual	$1,000.00	$ 999.50	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class R4
Actual	$1,000.00	$1,000.40	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class R5
Actual	$1,000.00	$1,001.90	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R6
Actual	$1,000.00	$1,002.10	$0.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.98	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.54% for Class A, 1.29% for Class C, 0.39% for Class F, 0.22% for Class F3, 0.29% for Class I, 0.87% for Class R2, 0.78% for Class R3, 0.53% for Class R4, 0.25% for Class R5 and 0.19% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.

7

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2018

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	4.98%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	9.92%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	11.44%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.03%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	13.49%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	11.70%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.95%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	8.32%
Lord Abbett Securities Trust-International Equity Fund-Class I	8.29%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	6.97%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.87%
Repurchase Agreement	0.04%
Total	100.00%

*	Represents percent of total investments.

8

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/17	5/31/18	12/1/17 - 5/31/18
Class A
Actual	$1,000.00	$1,009.50	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class C
Actual	$1,000.00	$1,005.50	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class F
Actual	$1,000.00	$1,009.50	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class F3
Actual	$1,000.00	$1,010.80	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.00	$0.91
Class I
Actual	$1,000.00	$1,010.70	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R2
Actual	$1,000.00	$1,008.10	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23
Class R3
Actual	$1,000.00	$1,008.20	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class R4
Actual	$1,000.00	$1,008.90	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class R5
Actual	$1,000.00	$1,010.10	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16
Class R6
Actual	$1,000.00	$1,010.80	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91
Class T
Actual	$1,000.00	$1,009.50	$2.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.50% for Class A, 1.25% for Class C, 0.35% for Class F, 0.18% for Class F3, 0.25% for Class I, 0.84% for Class R2, 0.74% for Class R3, 0.49% for Class R4, 0.23% for Class R5, 0.18% for Class R6 and 0.41% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

9

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2018

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	8.64%
Lord Abbett Investment Trust-Convertible Fund-Class I	15.08%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.01%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	3.74%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	13.06%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.64%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.02%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.03%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	5.84%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.87%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	6.16%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	18.91%
Total	100.00%

*	Represents percent of total investments.

10

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.73%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	11,223,600	$228,288
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	7,674,940	165,548
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	12,551,008	172,325
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	15,714,131	80,456
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	7,423,271	234,872
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	5,794,309	139,759
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	34,457,030	257,049
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	5,045,105	59,785
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	13,151,326	100,082
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	7,183,698	100,428
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	2,435,028	72,199
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	23,300,606	97,630
Total Investments in Underlying Funds 99.73% (cost $1,658,180,819)		1,708,421
Total Assets in Excess of Liabilities(m) 0.27%		4,666
Net Assets 100.00%		$1,713,087

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2018	686	Short	$(68,813,435)	$(68,154,100)	$659,335
E-Mini Russell 2000	June 2018	425	Long	34,438,844	34,726,750	287,906
Total Unrealized Appreciation on Open Futures Contracts						$947,241

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2018	331	Short	$(43,605,039)	$(46,187,740)	$(2,582,701)
E-Mini S&P 500 Index	June 2018	127	Short	(16,670,389)	(17,179,925)	(509,536)
Total Unrealized Depreciation on Open Futures Contracts						$(3,092,237)

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,708,421	$–	$–	$1,708,421
Total	$1,708,421	$–	$–	$1,708,421

Other Financial Instruments
Futures Contracts
Assets	$947	$–	$–	$947
Liabilities	(3,092)	–	–	(3,092)
Total	$(2,145)	$–	$–	$(2,145)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET FOCUSED GROWTH FUND May 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.59%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,671,126	$36,046
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	323,378	4,440
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(d)	2,229,124	28,310
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	1,982,102	62,714
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	598,608	14,438
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	580,767	4,332
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	3,084,378	23,472
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	1,672,667	23,384
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	552,868	16,393
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	1,415,965	5,933
Total Investments in Underlying Funds 99.59% (cost $210,239,416)		219,462
Other Assets in Excess of Liabilities(l) 0.41%		908
Net Assets 100.00%		$220,370

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2018	110	Short	$(11,062,842)	$(10,928,500)	$134,342
E-Mini Russell 2000	June 2018	55	Long	4,456,791	4,494,050	37,259
Total Unrealized Appreciation on Open Futures Contracts						$171,601

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2018	33	Long	$4,507,307	$4,464,075	$(43,232)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET FOCUSED GROWTH FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$219,462	$–	$–	$219,462
Total	$219,462	$–	$–	$219,462

Other Financial Instruments
Futures Contracts
Assets	$172	$–	$–	$172
Liabilities	(43)	–	–	(43)
Total	$129	$–	$–	$129

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET GROWTH FUND May 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.72%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,013,035	$46,792
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	4,581,438	93,187
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	4,978,984	107,397
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	3,443,324	47,277
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	4,002,803	126,649
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	4,556,787	109,910
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	22,590,002	168,521
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	10,263,394	78,104
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	5,571,760	77,893
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	2,205,876	65,404
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	4,200,258	17,599
Total Investments in Underlying Funds (cost $905,737,803)		938,733

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $360,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $352,172; proceeds: $343,583 (cost $343,574)	$344	344
Total Investments in Securities 99.75% (cost $906,081,377)		939,077
Other Assets in Excess of Liabilities(l) 0.25%		2,318
Net Assets 100.00%		$941,395

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GROWTH FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2018	377	Short	$(37,818,290)	$(37,454,950)	$363,340
E-Mini Russell 2000	June 2018	234	Long	18,961,623	19,120,140	158,517
Total Unrealized Appreciation on Open Futures Contracts						$521,857

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2018	182	Short	$(23,978,584)	$(25,396,280)	$(1,417,696)

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$938,733	$–	$–	$938,733
Repurchase Agreement	–	344	–	344
Total	$938,733	$344	$–	$939,077

Other Financial Instruments
Futures Contracts
Assets	$522	$–	$–	$522
Liabilities	(1,418)	–	–	(1,418)
Total	$(896)	$–	$–	$(896)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.72%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	6,340,216	$136,758
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	17,382,619	238,663
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,517,374	16,054
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	11,571,788	59,248
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	6,530,765	206,633
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	1,730,590	41,742
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	31,855,449	237,642
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	5,383,358	63,793
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(j)	12,140,641	92,390
Lord Abbett Securities Trust-International Equity Fund-Class I(k)	6,641,576	92,849
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	3,285,858	97,426
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(m)	71,400,465	299,168
Total Investments in Underlying Funds 99.72% (cost $1,542,339,051)		1,582,366
Other Assets in Excess of Liabilities(n) 0.28%		4,469
Net Assets 100.00%		$1,586,835

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2018

Open Futures Contracts at May 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2018	634	Short	$(63,595,737)	$(62,987,900)	$607,837
E-Mini Russell 2000	June 2018	393	Long	31,845,802	32,112,030	266,228
Total Unrealized Appreciation on Open Futures Contracts						$874,065

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2018	306	Short	$(40,308,709)	$(42,699,240)	$(2,390,531)
E-Mini S&P 500 Index	June 2018	293	Short	(38,460,030)	(39,635,575)	(1,175,545)
Total Unrealized Depreciation on Open Futures Contracts						$(3,566,076)

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,582,366	$–	$–	$1,582,366
Total	$1,582,366	$–	$–	$1,582,366

Other Financial Instruments
Futures Contracts
Assets	$874	$–	$–	$874
Liabilities	(3,566)	–	–	(3,566)
Total	$(2,692)	$–	$–	$(2,692)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

18	See Notes to Financial Statements.

This page is intentionally left blank.

19

Statements of Assets and Liabilities (unaudited)

May 31, 2018

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
ASSETS:
Investments in Underlying Funds, at cost	$1,658,180,819	$210,239,416
Investments in Underlying Funds, at value	$1,708,420,916	$219,462,118
Deposits with brokers for futures collateral	5,003,778	853,050
Receivables:
Capital shares sold	2,361,369	106,268
Dividends	2,152,908	40,941
Variation margin for futures contracts	133,978	–
Investments in Underlying Funds sold	2,291,607	244,243
Prepaid expenses and other assets	127,629	107,186
Total assets	1,720,492,185	220,813,806
LIABILITIES:
Payables:
Capital shares reacquired	2,483,131	166,069
Investments in Underlying Funds purchased	2,170,071	40,941
12b-1 distribution plan	499,850	14,640
Trustees’ fees	242,755	25,821
Management fee	146,507	18,801
To bank	98,142	24,695
Fund administration	58,603	7,520
Variation margin for futures contracts	–	29,309
Distributions payable	1,414,435	–
Accrued expenses	291,791	116,268
Total liabilities	7,405,285	444,064
NET ASSETS	$1,713,086,900	$220,369,742
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,670,543,797	$203,267,750
Undistributed (distributions in excess of) net investment income	(413,585)	969,577
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(5,138,413)	6,781,344
Net unrealized appreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	48,095,101	9,351,071
Net Assets	$1,713,086,900	$220,369,742

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2018

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund

Net assets by class:
Class A Shares	$1,330,989,112	$149,107,386
Class C Shares	$257,319,833	$38,983,071
Class F Shares	$53,566,464	$2,911,090
Class F3 Shares	$13,542	$11,240
Class I Shares	$15,387,620	$16,440,484
Class P Shares	$685,567	–
Class R2 Shares	$363,321	$6,219
Class R3 Shares	$33,419,898	$8,193,989
Class R4 Shares	$5,395,766	$1,331,067
Class R5 Shares	$104,949	$12,117
Class R6 Shares	$15,830,425	$3,373,079
Class T Shares	$10,403	–
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	113,736,069	8,561,394
Class C Shares	22,118,128	2,318,383
Class F Shares	4,579,754	167,148
Class F3 Shares	1,156.72	639
Class I Shares	1,315,045	934,479
Class P Shares	58,851	–
Class R2 Shares	30,411	347
Class R3 Shares	2,862,391	476,686
Class R4 Shares	461,011	76,739
Class R5 Shares	8,960	688.28
Class R6 Shares	1,352,489	191,608
Class T Shares	888.35	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.70	$17.42
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.97	$17.82
Class C Shares-Net asset value	$11.63	$16.81
Class F Shares-Net asset value	$11.70	$17.42
Class F3 Shares-Net asset value	$11.71	$17.59
Class I Shares-Net asset value	$11.70	$17.59
Class P Shares-Net asset value	$11.65	–
Class R2 Shares-Net asset value	$11.95	$17.92
Class R3 Shares-Net asset value	$11.68	$17.19
Class R4 Shares-Net asset value	$11.70	$17.35
Class R5 Shares-Net asset value	$11.71	$17.60
Class R6 Shares-Net asset value	$11.70	$17.60
Class T Shares-Net asset value	$11.71	–
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$12.01	–

See Notes to Financial Statements.	21

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2018

	Multi-Asset Growth Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$343,574	$–
Investments in Underlying Funds, at cost	$905,737,803	$1,542,339,051
Investments in securities, at value	343,574	–
Investments in Underlying Funds, at value	938,733,144	1,582,366,005
Deposits with brokers for futures collateral	2,421,972	5,477,687
Receivables:
Capital shares sold	756,478	3,376,994
Interest and dividends	882,374	2,696,632
Variation margin for futures contracts	5,917	290,753
Investments in Underlying Funds sold	788,167	2,026,264
Prepaid expenses and other assets	110,871	139,509
Total assets	944,042,497	1,596,373,844
LIABILITIES:
Payables:
Capital shares reacquired	1,064,842	3,175,325
Investments in Underlying Funds purchased	882,365	2,701,840
12b-1 distribution plan	259,737	599,903
To bank	7	432,229
Trustees’ fees	109,663	159,755
Management fee	80,552	135,411
Fund administration	32,221	54,164
Distributions payable	–	2,041,107
Accrued expenses	217,840	239,276
Total liabilities	2,647,227	9,539,010
NET ASSETS	$941,395,270	$1,586,834,834
COMPOSITION OF NET ASSETS:
Paid-in capital	$900,638,744	$1,715,247,452
Undistributed (distributions in excess of) net investment income	562,510	(301,412)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	8,094,514	(165,446,149)
Net unrealized appreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	32,099,502	37,334,943
Net Assets	$941,395,270	$1,586,834,834

22	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2018

	Multi-Asset Growth Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$694,227,463	$778,565,229
Class C Shares	$148,922,620	$470,609,893
Class F Shares	$38,240,301	$256,796,934
Class F3 Shares	$22,833	$4,232,301
Class I Shares	$22,198,832	$54,037,006
Class R2 Shares	$24,821	$125,749
Class R3 Shares	$23,776,801	$17,830,111
Class R4 Shares	$2,995,233	$1,842,580
Class R5 Shares	$11,748	$27,291
Class R6 Shares	$10,974,618	$2,757,356
Class T Shares	–	$10,384
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	40,067,643	52,233,275
Class C Shares	8,687,415	31,117,933
Class F Shares	2,208,194	17,230,479
Class F3 Shares	1,309	285,454
Class I Shares	1,274,002	3,646,032
Class R2 Shares	1,401	8,216
Class R3 Shares	1,377,151	1,196,135
Class R4 Shares	173,109	123,626
Class R5 Shares	673.70	1,841
Class R6 Shares	628,830	185,982
Class T Shares	–	696.22
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.33	$14.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$17.73	$15.25
Class C Shares-Net asset value	$17.14	$15.12
Class F Shares-Net asset value	$17.32	$14.90
Class F3 Shares-Net asset value	$17.44	$14.83
Class I Shares-Net asset value	$17.42	$14.82
Class R2 Shares-Net asset value	$17.72	$15.31
Class R3 Shares-Net asset value	$17.27	$14.91
Class R4 Shares-Net asset value	$17.30	$14.90
Class R5 Shares-Net asset value	$17.44	$14.82
Class R6 Shares-Net asset value	$17.45	$14.83
Class T Shares-Net asset value	–	$14.91
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	–	$15.29

See Notes to Financial Statements.	23

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2018

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
Investment income:
Dividends received from Underlying Funds	$21,446,590	$1,909,918
Interest and other	5,769	1,919
Total investment income	21,452,359	1,911,837
Expenses:
Management fee	888,633	114,007
12b-1 distribution plan-Class A	1,676,709	185,752
12b-1 distribution plan-Class B	6,666	1,059
12b-1 distribution plan-Class C	1,524,394	226,396
12b-1 distribution plan-Class F	29,931	1,549
12b-1 distribution plan-Class P	1,521	–
12b-1 distribution plan-Class R2	1,200	18
12b-1 distribution plan-Class R3	80,547	23,604
12b-1 distribution plan-Class R4	4,904	1,309
12b-1 distribution plan-Class T	13	–
Shareholder servicing	802,913	132,337
Fund administration	355,453	45,603
Registration	118,343	95,626
Reports to shareholders	70,786	19,885
Professional	24,892	17,578
Custody	18,125	5,008
Trustees’ fees	20,225	2,601
Other	17,718	43,846
Gross expenses	5,642,973	916,178
Expense reductions (See Note 9)	(14,527)	(1,837)
Net expenses	5,628,446	914,341
Net investment income	15,823,913	997,496
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	2,541,035	414,101
Net realized gain on investments in Underlying Funds	27,567,902	9,730,469
Net realized loss on futures contracts	(6,150,977)	(644,556)
Net realized loss on foreign currency exchange contracts	(7,018,036)	(1,418,088)
Net realized loss on swap contracts	(2,769,836)	(352,785)
Net realized loss on foreign currency related transactions	(229,170)	(59,729)
Net change in unrealized appreciation/depreciation in Underlying Funds	(22,896,466)	(5,295,063)
Net change in unrealized appreciation/depreciation on futures contracts	(3,974,266)	287,139
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	903,828	220,111
Net change in unrealized appreciation/depreciation on swap contracts	1,139,985	144,823
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(42)	(5)
Net realized and unrealized gain (loss)	(10,886,043)	3,026,417
Net Increase in Net Assets Resulting From Operations	$4,937,870	$4,023,913

24	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2018

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$10,581,134	$24,862,151
Interest and other	1,740	3,249
Total investment income	10,582,874	24,865,400
Expenses:
Management fee	491,921	812,618
12b-1 distribution plan-Class A	888,330	981,574
12b-1 distribution plan-Class B	4,692	1,434
12b-1 distribution plan-Class C	868,012	2,502,839
12b-1 distribution plan-Class F	19,283	128,424
12b-1 distribution plan-Class R2	98	363
12b-1 distribution plan-Class R3	61,328	47,031
12b-1 distribution plan-Class R4	3,168	1,284
12b-1 distribution plan-Class T	–	13
Shareholder servicing	515,680	599,096
Fund administration	196,768	325,047
Registration	96,332	117,450
Reports to shareholders	43,896	59,783
Professional	21,097	24,379
Custody	12,551	17,479
Trustees’ fees	11,232	18,363
Other	12,213	17,135
Gross expenses	3,246,601	5,654,312
Expense reductions (See Note 9)	(8,021)	(13,362)
Net expenses	3,238,580	5,640,950
Net investment income	7,344,294	19,224,450
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	2,196,649	2,010,852
Net realized gain on investments in Underlying Funds	27,964,451	9,064,959
Net realized loss on futures contracts	(3,410,717)	(2,038,660)
Net realized loss on foreign currency exchange contracts	(5,302,702)	(6,356,722)
Net realized loss on swap contracts	(1,533,561)	(2,513,927)
Net realized loss on foreign currency related transactions	(185,918)	(214,248)
Net change in unrealized appreciation/depreciation in Underlying Funds	(25,714,379)	(4,863,116)
Net change in unrealized appreciation/depreciation on futures contracts	(2,196,384)	(2,716,575)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	694,625	817,016
Net change in unrealized appreciation/depreciation on swap contracts	631,172	1,034,660
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(25)	(39)
Net realized and unrealized loss	(6,856,789)	(5,775,800)
Net Increase in Net Assets Resulting From Operations	$487,505	$13,448,650

See Notes to Financial Statements.	25

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017
Operations:
Net investment income	$15,823,913	$50,318,876
Capital gain distributions received from Underlying Funds	2,541,035	44,508,716
Net realized loss on forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	(16,168,019)	(3,511,380)
Net realized gain on investments in Underlying Funds	27,567,902	28,753,984
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(22,896,466)	86,584,853
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,930,495)	(580,215)
Net increase in net assets resulting from operations	4,937,870	206,074,834
Distributions to shareholders from:
Net investment income
Class A	(32,165,659)	(40,673,329)
Class B	(54,462)	(175,409)
Class C	(6,190,149)	(7,343,005)
Class F	(1,504,632)	(2,025,497)
Class F3	(277)	(177)
Class I	(429,666)	(300,919)
Class P	(15,145)	(19,281)
Class R2	(9,532)	(14,491)
Class R3	(744,711)	(975,275)
Class R4	(74,125)	(30,818)
Class R5	(2,540)	(2,062)
Class R6	(209,499)	(105,240)
Class T	(244)	(96)
Net realized gain
Class A	(27,215,821)	–
Class B	(64,168)	–
Class C	(6,251,319)	–
Class F	(1,249,294)	–
Class F3	(210)	–
Class I	(351,343)	–
Class P	(13,182)	–
Class R2	(9,002)	–
Class R3	(659,887)	–
Class R4	(52,565)	–
Class R5	(2,014)	–
Class R6	(111,213)	–
Class T	(204)	–
Total distributions to shareholders	(77,380,863)	(51,665,599)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	106,809,070	390,159,125
Reinvestment of distributions	75,171,894	49,844,483
Cost of shares reacquired	(241,416,989)	(664,534,013)
Net decrease in net assets resulting from capital share transactions	(59,436,025)	(224,530,405)
Net decrease in net assets	(131,879,018)	(70,121,170)
NET ASSETS:
Beginning of period	$1,844,965,918	$1,915,087,088
End of period	$1,713,086,900	$1,844,965,918
Undistributed (distributions in excess of) net investment income	$(413,585)	$25,163,143

26	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Focused Growth Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017
Operations:
Net investment income	$997,496	$1,519,577
Capital gain distributions received from Underlying Funds	414,101	10,888,271
Net realized loss on forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	(2,475,158)	(1,499,535)
Net realized gain on investments in Underlying Funds	9,730,469	18,196,403
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(5,295,063)	7,646,720
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	652,068	(523,699)
Net increase in net assets resulting from operations	4,023,913	36,227,737
Distributions to shareholders from:
Net investment income
Class A	(4,144,742)	(2,225,707)
Class B	(1,518)	(7,252)
Class C	(963,865)	(392,214)
Class F	(96,298)	(44,407)
Class F3	(323)	–
Class I	(479,854)	(336,022)
Class R2	(142)	(46)
Class R3	(262,706)	(162,148)
Class R4	(22,505)	(151)
Class R5	(345)	(174)
Class R6	(108,408)	(353)
Net realized gain
Class A	(13,588,507)	(10,861,586)
Class B	(53,176)	(172,583)
Class C	(4,390,281)	(3,955,255)
Class F	(298,828)	(202,678)
Class F3	(963)	–
Class I	(1,444,897)	(1,387,774)
Class R2	(527)	(368)
Class R3	(968,708)	(948,476)
Class R4	(69,633)	(723)
Class R5	(1,038)	(718)
Class R6	(322,841)	(1,422)
Total distributions to shareholders	(27,220,105)	(20,700,057)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	23,442,710	78,136,793
Reinvestment of distributions	25,979,144	19,721,134
Cost of shares reacquired	(44,968,733)	(124,264,208)
Net increase (decrease) in net assets resulting from capital share transactions	4,453,121	(26,406,281)
Net decrease in net assets	(18,743,071)	(10,878,601)
NET ASSETS:
Beginning of period	$239,112,813	$249,991,414
End of period	$220,369,742	$239,112,813
Undistributed net investment income	$969,577	$6,052,787

See Notes to Financial Statements.	27

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017
Operations:
Net investment income	$7,344,294	$22,921,423
Capital gain distributions received from Underlying Funds	2,196,649	29,235,083
Net realized loss on forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	(10,432,898)	(1,441,855)
Net realized gain on investments in Underlying Funds	27,964,451	19,459,652
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(25,714,379)	55,058,910
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(870,612)	(259,374)
Net increase in net assets resulting from operations	487,505	124,973,839
Distributions to shareholders from:
Net investment income
Class A	(20,867,614)	(20,002,444)
Class B	(48,109)	(118,322)
Class C	(4,491,255)	(3,754,639)
Class F	(1,152,528)	(1,190,227)
Class F3	(690)	(203)
Class I	(617,611)	(311,799)
Class P	–	(44)
Class R2	(864)	(3,299)
Class R3	(705,219)	(656,035)
Class R4	(64,856)	(14,055)
Class R5	(346)	(307)
Class R6	(162,394)	(55,372)
Net realized gain
Class A	(23,786,067)	–
Class B	(73,216)	–
Class C	(5,863,637)	–
Class F	(1,277,145)	–
Class F3	(754)	–
Class I	(668,504)	–
Class P	–	–
Class R2	(1,042)	–
Class R3	(839,451)	–
Class R4	(70,500)	–
Class R5	(375)	–
Class R6	(154,841)	–
Total distributions to shareholders	(60,847,018)	(26,106,746)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	59,721,022	238,120,601
Reinvestment of distributions	58,971,593	25,074,827
Cost of shares reacquired	(138,836,549)	(413,311,983)
Net decrease in net assets resulting from capital share transactions	(20,143,934)	(150,116,555)
Net decrease in net assets	(80,503,447)	(51,249,462)
NET ASSETS:
Beginning of period	$1,021,898,717	$1,073,148,179
End of period	$941,395,270	$1,021,898,717
Undistributed net investment income	$562,510	$21,329,702

28	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017
Operations:
Net investment income	$19,224,450	$52,458,141
Capital gain distributions received from Underlying Funds	2,010,852	21,033,155
Net realized loss on forward currency exchange contracts, futures contracts, swaps and foreign currency related transactions	(11,123,557)	(3,185,844)
Net realized gain (loss) on investments in Underlying Funds	9,064,959	(27,431,777)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(4,863,116)	120,182,487
Net change in unrealized appreciation/depreciation on forward currency exchange contracts, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(864,938)	(2,089,654)
Net increase in net assets resulting from operations	13,448,650	160,966,508
Distributions to shareholders from:
Net investment income
Class A	(16,349,311)	(26,533,196)
Class B	(8,124)	(49,087)
Class C	(8,444,397)	(13,560,127)
Class F	(5,519,342)	(9,880,322)
Class F3	(80,747)	(45,414)
Class I	(1,239,566)	(503,088)
Class R2	(2,210)	(3,931)
Class R3	(374,654)	(572,532)
Class R4	(18,800)	(9,210)
Class R5	(539)	(567)
Class R6	(39,684)	(18,031)
Class T	(215)	(86)
Total distributions to shareholders	(32,077,589)	(51,175,591)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	137,051,262	359,612,213
Reinvestment of distributions	29,551,656	46,460,865
Cost of shares reacquired	(221,482,447)	(612,511,253)
Net decrease in net assets resulting from capital share transactions	(54,879,529)	(206,438,175)
Net decrease in net assets	(73,508,468)	(96,647,258)
NET ASSETS:
Beginning of period	$1,660,343,302	$1,756,990,560
End of period	$1,586,834,834	$1,660,343,302
Undistributed (distributions in excess of) net investment income	$(301,412)	$12,551,727

See Notes to Financial Statements.	29

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(d)	$12.19	$0.11	$(0.08)	$0.03	$(0.28)	$(0.24)	$(0.52)
11/30/2017	11.23	0.33	0.97	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.35	0.42	0.77	(0.38)	(0.45)	(0.83)
11/30/2015	12.87	0.34	(0.83)	(0.49)	(0.60)	(0.49)	(1.09)
11/30/2014	12.43	0.36	0.66	1.02	(0.58)	–	(0.58)
11/30/2013	10.81	0.34	1.67	2.01	(0.39)	–	(0.39)
Class C
5/31/2018(d)	12.12	0.07	(0.08)	(0.01)	(0.24)	(0.24)	(0.48)
11/30/2017	11.16	0.24	0.97	1.21	(0.25)	–	(0.25)
11/30/2016	11.23	0.27	0.41	0.68	(0.30)	(0.45)	(0.75)
11/30/2015	12.81	0.25	(0.83)	(0.58)	(0.51)	(0.49)	(1.00)
11/30/2014	12.38	0.27	0.65	0.92	(0.49)	–	(0.49)
11/30/2013	10.77	0.25	1.67	1.92	(0.31)	–	(0.31)
Class F
5/31/2018(d)	12.18	0.12	(0.07)	0.05	(0.29)	(0.24)	(0.53)
11/30/2017	11.22	0.36	0.99	1.32	(0.36)	–	(0.36)
11/30/2016	11.28	0.36	0.42	0.78	(0.39)	(0.45)	(0.84)
11/30/2015	12.86	0.35	(0.82)	(0.47)	(0.62)	(0.49)	(1.11)
11/30/2014	12.42	0.38	0.66	1.04	(0.60)	–	(0.60)
11/30/2013	10.80	0.38	1.66	2.04	(0.41)	–	(0.41)
Class F3
5/31/2018(d)	12.19	0.13	(0.07)	0.06	(0.30)	(0.24)	(0.54)
4/4/2017 to 11/30/2017(g)	11.62	0.21	0.56	0.77	(0.20)	–	(0.20)
Class I
5/31/2018(d)	12.19	0.13	(0.08)	0.05	(0.30)	(0.24)	(0.54)
11/30/2017	11.22	0.45	0.89	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.40	0.38	0.78	(0.40)	(0.45)	(0.85)
11/30/2015	12.86	0.37	(0.82)	(0.45)	(0.63)	(0.49)	(1.12)
11/30/2014	12.43	0.39	0.65	1.04	(0.61)	–	(0.61)
11/30/2013	10.80	0.37	1.68	2.05	(0.42)	–	(0.42)
Class P
5/31/2018(d)	12.14	0.10	(0.08)	0.02	(0.27)	(0.24)	(0.51)
11/30/2017	11.18	0.31	0.97	1.28	(0.32)	–	(0.32)
11/30/2016	11.25	0.33	0.41	0.74	(0.36)	(0.45)	(0.81)
11/30/2015	12.82	0.31	(0.81)	(0.50)	(0.58)	(0.49)	(1.07)
11/30/2014	12.39	0.33	0.65	0.98	(0.55)	–	(0.55)
11/30/2013	10.77	0.32	1.67	1.99	(0.37)	–	(0.37)
Class R2
5/31/2018(d)	12.43	0.10	(0.08)	0.02	(0.26)	(0.24)	(0.50)
11/30/2017	11.44	0.29	0.99	1.28	(0.29)	–	(0.29)
11/30/2016	11.49	0.31	0.42	0.73	(0.33)	(0.45)	(0.78)
11/30/2015	13.07	0.31	(0.84)	(0.53)	(0.56)	(0.49)	(1.05)
11/30/2014	12.62	0.31	0.67	0.98	(0.53)	–	(0.53)
11/30/2013	10.97	0.30	1.70	2.00	(0.35)	–	(0.35)

30	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.70	0.26	(e)	0.51	(f)	0.51	(f)	1.91	(f)	$1,330,989	16	(e)
12.19	11.73		0.50		0.51		2.82		1,398,075	47
11.23	7.38		0.37		0.51		3.26		1,431,255	25
11.29	(4.13)		0.35		0.49		2.84		1,569,728	18
12.87	8.43		0.34		0.49		2.85		1,526,897	45
12.43	18.93		0.31		0.50		2.91		1,366,009	30

11.63	(0.13	)(e)	1.26	(f)	1.26	(f)	1.16	(f)	257,320	16	(e)
12.12	10.96		1.24		1.26		2.08		318,697	47
11.16	6.53		1.12		1.26		2.52		360,065	25
11.23	(4.84)		1.09		1.24		2.10		420,030	18
12.81	7.61		1.08		1.23		2.12		375,528	45
12.38	18.05		1.05		1.24		2.18		270,358	30

11.70	0.42	(e)	0.36	(f)	0.36	(f)	2.07	(f)	53,566	16	(e)
12.18	11.91		0.35		0.36		2.84		63,871	47
11.22	7.54		0.22		0.36		3.43		57,153	25
11.28	(3.99)		0.20		0.34		2.98		80,192	18
12.86	8.59		0.19		0.34		3.00		74,135	45
12.43	19.12		0.17		0.36		3.13		25,465	30

11.71	0.47	(e)	0.23	(f)	0.23	(f)	2.12	(f)	14	16	(e)
12.19	6.72	(e)	0.21	(f)	0.21	(f)	2.68	(f)	11	47

11.70	0.38	(e)	0.26	(f)	0.26	(f)	2.18	(f)	15,388	16	(e)
12.19	12.10		0.24		0.26		3.81		17,835	47
11.22	7.55		0.12		0.26		3.76		10,925	25
11.29	(3.82)		0.10		0.24		3.11		31,536	18
12.86	8.61		0.09		0.24		3.10		35,247	45
12.43	19.33		0.06		0.25		3.16		35,744	30

11.65	0.16	(e)	0.71	(f)	0.71	(f)	1.68	(f)	686	16	(e)
12.14	11.56		0.70		0.71		2.65		664	47
11.18	7.10		0.57		0.71		3.08		839	25
11.25	(4.26)		0.55		0.69		2.64		998	18
12.82	8.15		0.54		0.69		2.66		1,286	45
12.39	18.76		0.51		0.70		2.72		1,538	30

11.95	0.15	(e)	0.86	(f)	0.86	(f)	1.64	(f)	363	16	(e)
12.43	11.37		0.85		0.86		2.44		465	47
11.44	6.93		0.73		0.87		2.86		660	25
11.49	(4.41)		0.70		0.84		2.56		1,158	18
13.07	7.99		0.69		0.84		2.44		1,421	45
12.62	18.52		0.66		0.85		2.54		1,862	30

See Notes to Financial Statements.	31

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2018(d)	$12.16	$0.10	$(0.07)	$0.03	$(0.27)	$(0.24)	$(0.51)
11/30/2017	11.20	0.31	0.96	1.27	(0.31)	–	(0.31)
11/30/2016	11.27	0.33	0.40	0.73	(0.35)	(0.45)	(0.80)
11/30/2015	12.84	0.31	(0.82)	(0.51)	(0.57)	(0.49)	(1.06)
11/30/2014	12.41	0.31	0.65	0.96	(0.55)	–	(0.55)
11/30/2013	10.79	0.31	1.67	1.98	(0.36)	–	(0.36)
Class R4
5/31/2018(d)	12.19	0.10	(0.07)	0.03	(0.28)	(0.24)	(0.52)
11/30/2017	11.23	0.32	0.98	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.36	0.41	0.77	(0.38)	(0.45)	(0.83)
6/30/2015 to 11/30/2015(h)	11.97	0.13	(0.68)	(0.55)	(0.13)	–	(0.13)
Class R5
5/31/2018(d)	12.20	0.13	(0.08)	0.05	(0.30)	(0.24)	(0.54)
11/30/2017	11.24	0.33	1.00	1.33	(0.37)	–	(0.37)
11/30/2016	11.29	0.24	0.56	0.80	(0.40)	(0.45)	(0.85)
6/30/2015 to 11/30/2015(h)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class R6
5/31/2018(d)	12.19	0.11	(0.06)	0.05	(0.30)	(0.24)	(0.54)
11/30/2017	11.22	0.33	1.01	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.39	0.40	0.79	(0.41)	(0.45)	(0.86)
6/30/2015 to 11/30/2015(h)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class T
5/31/2018(d)	12.19	0.12	(0.08)	0.04	(0.28)	(0.24)	(0.52)
7/28/2017 to 11/30/2017(i)	11.87	0.12	0.31	0.43	(0.11)	–	(0.11)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.
(i)	Commenced on July 28, 2017.

32	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.68	0.22	(e)	0.76	(f)	0.76	(f)	1.67	(f)	$33,420	16	(e)
12.16	11.49		0.73		0.74		2.63		33,772	47
11.20	7.05		0.61		0.75		3.04		41,447	25
11.27	(4.28)		0.59		0.73		2.59		38,972	18
12.82	8.09		0.59		0.74		2.60		36,157	45
12.41	18.68		0.56		0.75		2.67		33,919	30

11.70	0.27	(e)	0.51	(f)	0.51	(f)	1.71	(f)	5,396	16	(e)
12.19	11.77		0.49		0.49		2.73		2,474	47
11.23	7.39		0.37		0.51		3.32		82	25
11.29	(4.60	)(e)	0.34	(f)	0.50	(f)	2.79	(f)	10	18

11.71	0.38	(e)	0.26	(f)	0.26	(f)	2.13	(f)	105	16	(e)
12.20	11.99		0.24		0.25		2.77		102	47
11.24	7.69		0.13		0.27		2.27		12	25
11.29	(4.50	)(e)	0.09	(f)	0.25	(f)	3.03	(f)	10	18

11.70	0.39	(e)	0.18	(f)	0.18	(f)	1.87	(f)	15,830	16	(e)
12.19	12.13		0.18		0.18		2.77		5,587	47
11.22	7.58		0.12		0.17		3.54		28	25
11.29	(4.50	)(e)	0.08	(f)	0.15	(f)	3.04	(f)	10	18

11.71	0.35	(e)	0.42	(f)	0.42	(f)	1.97	(f)	10	16	(e)
12.19	3.66	(e)	0.47	(f)	0.47	(f)	2.88	(f)	10	47

See Notes to Financial Statements.	33

Financial Highlights (continued)

MULTI-ASSET FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(d)	$19.35	$0.09		$0.21	$0.30	$(0.52)	$(1.71)	$(2.23)
11/30/2017	18.12	0.14		2.64	2.78	(0.26)	(1.29)	(1.55)
11/30/2016	19.49	0.13		0.51	0.64	(0.42)	(1.59)	(2.01)
11/30/2015	22.12	0.15		0.09	0.24	(0.45)	(2.42)	(2.87)
11/30/2014	22.38	0.17		1.68	1.85	(0.67)	(1.44)	(2.11)
11/30/2013	16.90	0.17		5.46	5.63	(0.15)	–	(0.15)
Class C
5/31/2018(d)	18.68	0.02		0.19	0.21	(0.37)	(1.71)	(2.08)
11/30/2017	17.52	0.01		2.57	2.58	(0.13)	(1.29)	(1.42)
11/30/2016	18.89	0.01		0.48	0.49	(0.27)	(1.59)	(1.86)
11/30/2015	21.52	–	(g)	0.10	0.10	(0.31)	(2.42)	(2.73)
11/30/2014	21.85	0.01		1.63	1.64	(0.53)	(1.44)	(1.97)
11/30/2013	16.51	0.03		5.34	5.37	(0.03)	–	(0.03)
Class F
5/31/2018(d)	19.37	0.11		0.20	0.31	(0.55)	(1.71)	(2.26)
11/30/2017	18.13	0.17		2.64	2.81	(0.28)	(1.29)	(1.57)
11/30/2016	19.50	0.16		0.51	0.67	(0.45)	(1.59)	(2.04)
11/30/2015	22.13	0.18		0.09	0.27	(0.48)	(2.42)	(2.90)
11/30/2014	22.39	0.20		1.67	1.87	(0.69)	(1.44)	(2.13)
11/30/2013	16.90	0.20		5.46	5.66	(0.17)	–	(0.17)
Class F3
5/31/2018(d)	19.54	0.12		0.21	0.33	(0.57)	(1.71)	(2.28)
4/4/2017 to 11/30/2017(h)	17.71	0.09		1.74	1.83	–	–	–
Class I
5/31/2018(d)	19.55	0.11		0.21	0.32	(0.57)	(1.71)	(2.28)
11/30/2017	18.29	0.19		2.67	2.86	(0.31)	(1.29)	(1.60)
11/30/2016	19.66	0.18		0.51	0.69	(0.47)	(1.59)	(2.06)
11/30/2015	22.29	0.20		0.09	0.29	(0.50)	(2.42)	(2.92)
11/30/2014	22.54	0.22		1.68	1.90	(0.71)	(1.44)	(2.15)
11/30/2013	17.02	0.22		5.50	5.72	(0.20)	–	(0.20)
Class R2
5/31/2018(d)	19.84	0.06		0.19	0.25	(0.46)	(1.71)	(2.17)
11/30/2017	18.47	0.08		2.74	2.82	(0.16)	(1.29)	(1.45)
11/30/2016	19.71	0.45		(0.05)	0.40	(0.05)	(1.59)	(1.64)
11/30/2015	22.34	0.06		0.11	0.17	(0.38)	(2.42)	(2.80)
11/30/2014	22.29	0.08		1.70	1.78	(0.29)	(1.44)	(1.73)
11/30/2013	16.85	0.10		5.45	5.55	(0.11)	–	(0.11)
Class R3
5/31/2018(d)	19.10	0.08		0.18	0.26	(0.46)	(1.71)	(2.17)
11/30/2017	17.89	0.10		2.62	2.72	(0.22)	(1.29)	(1.51)
11/30/2016	19.27	0.09		0.50	0.59	(0.38)	(1.59)	(1.97)
11/30/2015	21.91	0.10		0.09	0.19	(0.41)	(2.42)	(2.83)
11/30/2014	22.20	0.11		1.66	1.77	(0.62)	(1.44)	(2.06)
11/30/2013	16.78	0.10		5.45	5.55	(0.13)	–	(0.13)

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.42	1.68	(e)	0.67	(f)	0.67	(f)	1.00	(f)	$149,107	24	(e)
19.35	16.59		0.60		0.66		0.79		153,689	86
18.12	3.94		0.27		0.64		0.78		155,840	7
19.49	1.22		0.25		0.59		0.76		168,742	7
22.12	8.97		0.25		0.59		0.80		163,889	10
22.38	33.60		0.25		0.60		0.86		162,519	27

16.81	1.23	(e)	1.42	(f)	1.42	(f)	0.28	(f)	38,983	24	(e)
18.68	15.81		1.33		1.40		0.06		48,740	86
17.52	3.13		1.01		1.37		0.05		54,974	7
18.89	0.50		0.98		1.32		0.02		62,564	7
21.52	8.14		0.98		1.31		0.07		68,007	10
21.85	32.61		0.97		1.33		0.14		63,087	27

17.42	1.74	(e)	0.52	(f)	0.52	(f)	1.23	(f)	2,911	24	(e)
19.37	16.77		0.45		0.52		0.93		3,342	86
18.13	4.11		0.13		0.49		0.92		3,748	7
19.50	1.37		0.10		0.44		0.94		4,204	7
22.13	9.11		0.10		0.44		0.93		4,560	10
22.39	33.79		0.10		0.46		1.01		3,905	27

17.59	1.80	(e)	0.32	(f)	0.32	(f)	1.31	(f)	11	24	(e)
19.54	10.39	(e)	0.36	(f)	0.38	(f)	0.76	(f)	11	86

17.59	1.77	(e)	0.42	(f)	0.42	(f)	1.22	(f)	16,440	24	(e)
19.55	16.93		0.34		0.41		1.06		16,562	86
18.29	4.19		0.02		0.39		1.04		19,681	7
19.66	1.46		0.00		0.34		1.01		19,283	7
22.29	9.20		0.00		0.34		1.02		18,530	10
22.54	33.95		0.00		0.36		1.10		16,586	27

17.92	1.46	(e)	1.00	(f)	1.00	(f)	0.61	(f)	6	24	(e)
19.84	16.25		0.93		0.98		0.44		6	86
18.47	2.44		0.64		0.97		2.38		5	7
19.71	0.84		0.60		0.95		0.29		71	7
22.34	8.56		0.60		0.94		0.38		250	10
22.29	33.14		0.60		0.95		0.50		659	27

17.19	1.49	(e)	0.92	(f)	0.92	(f)	0.88	(f)	8,194	24	(e)
19.10	16.40		0.83		0.90		0.57		11,679	86
17.89	3.67		0.52		0.88		0.56		13,342	7
19.27	0.98		0.50		0.84		0.50		14,477	7
21.91	8.65		0.50		0.84		0.51		12,115	10
22.20	33.27		0.50		0.85		0.52		8,646	27

See Notes to Financial Statements.	35

Financial Highlights (continued)

MULTI-ASSET FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2018(d)	$19.32	$0.05	$0.24	$0.29	$(0.55)	$(1.71)	$(2.26)
11/30/2017	18.09	0.16	2.63	2.79	(0.27)	(1.29)	(1.56)
11/30/2016	19.48	0.14	0.51	0.65	(0.45)	(1.59)	(2.04)
6/30/2015 to 11/30/2015(i)	19.97	0.05	(0.54)	(0.49)	–	–	–
Class R5
5/31/2018(d)	19.55	0.11	0.22	0.33	(0.57)	(1.71)	(2.28)
11/30/2017	18.30	0.18	2.67	2.85	(0.31)	(1.29)	(1.60)
11/30/2016	19.66	0.18	0.52	0.70	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(i)	20.13	0.07	(0.54)	(0.47)	–	–	–
Class R6
5/31/2018(d)	19.56	0.12	0.20	0.32	(0.57)	(1.71)	(2.28)
11/30/2017	18.29	0.17	2.71	2.88	(0.32)	(1.29)	(1.61)
11/30/2016	19.66	0.20	0.49	0.69	(0.47)	(1.59)	(2.06)
6/30/2015 to 11/30/2015(i)	20.13	0.08	(0.55)	(0.47)	–	–	–

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.35	1.64	(e)	0.68	(f)	0.68	(f)	0.62	(f)	$1,331	24	(e)
19.32	16.66		0.69		0.70		0.88		782	86
18.09	3.99		0.25		0.61		0.81		10	7
19.48	(2.45	)(e)	0.22	(f)	0.60	(f)	0.66	(f)	10	7

17.60	1.77	(e)	0.38	(f)	0.38	(f)	1.23	(f)	12	24	(e)
19.55	16.92		0.34		0.40		1.02		12	86
18.30	4.25		0.00		0.35		1.06		10	7
19.66	(2.33	)(e)	0.00	(f)	0.34	(f)	0.91	(f)	10	7

17.60	1.80	(e)	0.31	(f)	0.31	(f)	1.36	(f)	3,373	24	(e)
19.56	17.03		0.33		0.34		0.94		3,699	86
18.29	4.21		0.01		0.21		1.13		15	7
19.66	(2.33	)(e)	0.00	(f)	0.19	(f)	0.92	(f)	10	7

See Notes to Financial Statements.	37

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(d)	$18.42	$0.14	$(0.13)	$0.01	$(0.51)	$(0.59)	$(1.10)
11/30/2017	16.75	0.41	1.71	2.12	(0.45)	–	(0.45)
11/30/2016	16.84	0.47	0.71	1.18	(0.52)	(0.75)	(1.27)
11/30/2015	19.46	0.47	(1.06)	(0.59)	(0.81)	(1.22)	(2.03)
11/30/2014	19.02	0.53	1.27	1.80	(0.81)	(0.55)	(1.36)
11/30/2013	16.18	0.50	2.89	3.39	(0.55)	–	(0.55)
Class C
5/31/2018(d)	18.23	0.08	(0.13)	(0.05)	(0.45)	(0.59)	(1.04)
11/30/2017	16.59	0.28	1.68	1.96	(0.32)	–	(0.32)
11/30/2016	16.69	0.34	0.72	1.06	(0.41)	(0.75)	(1.16)
11/30/2015	19.30	0.34	(1.04)	(0.70)	(0.69)	(1.22)	(1.91)
11/30/2014	18.89	0.39	1.24	1.63	(0.67)	(0.55)	(1.22)
11/30/2013	16.06	0.37	2.89	3.26	(0.43)	–	(0.43)
Class F
5/31/2018(d)	18.41	0.16	(0.13)	0.03	(0.53)	(0.59)	(1.12)
11/30/2017	16.75	0.42	1.72	2.14	(0.48)	–	(0.48)
11/30/2016	16.83	0.48	0.74	1.22	(0.55)	(0.75)	(1.30)
11/30/2015	19.45	0.49	(1.05)	(0.56)	(0.84)	(1.22)	(2.06)
11/30/2014	19.02	0.56	1.26	1.82	(0.84)	(0.55)	(1.39)
11/30/2013	16.17	0.54	2.89	3.43	(0.58)	–	(0.58)
Class F3
5/31/2018(d)	18.53	0.17	(0.13)	0.04	(0.54)	(0.59)	(1.13)
4/4/2017 to 11/30/2017(g)	17.35	0.31	1.03	1.34	(0.16)	–	(0.16)
Class I
5/31/2018(d)	18.52	0.16	(0.13)	0.03	(0.54)	(0.59)	(1.13)
11/30/2017	16.84	0.50	1.68	2.18	(0.50)	–	(0.50)
11/30/2016	16.92	0.51	0.72	1.23	(0.56)	(0.75)	(1.31)
11/30/2015	19.54	0.52	(1.06)	(0.54)	(0.86)	(1.22)	(2.08)
11/30/2014	19.10	0.58	1.26	1.84	(0.85)	(0.55)	(1.40)
11/30/2013	16.24	0.54	2.92	3.46	(0.60)	–	(0.60)
Class R2
5/31/2018(d)	18.81	0.11	(0.13)	(0.02)	(0.48)	(0.59)	(1.07)
11/30/2017	17.07	0.31	1.78	2.09	(0.35)	–	(0.35)
11/30/2016	17.11	0.45	0.70	1.15	(0.44)	(0.75)	(1.19)
11/30/2015	19.74	0.42	(1.08)	(0.66)	(0.75)	(1.22)	(1.97)
11/30/2014	19.27	0.46	1.30	1.76	(0.74)	(0.55)	(1.29)
11/30/2013	16.39	0.43	2.95	3.38	(0.50)	–	(0.50)
Class R3
5/31/2018(d)	18.36	0.12	(0.13)	(0.01)	(0.49)	(0.59)	(1.08)
11/30/2017	16.70	0.37	1.70	2.07	(0.41)	–	(0.41)
11/30/2016	16.79	0.43	0.72	1.15	(0.49)	(0.75)	(1.24)
11/30/2015	19.41	0.43	(1.06)	(0.63)	(0.77)	(1.22)	(1.99)
11/30/2014	18.98	0.48	1.26	1.74	(0.76)	(0.55)	(1.31)
11/30/2013	16.14	0.45	2.90	3.35	(0.51)	–	(0.51)

38	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.33	0.07	(e)	0.54	(f)	0.54	(f)	1.62	(f)	$694,227	21	(e)
18.42	12.89		0.52		0.53		2.34		744,029	39
16.75	7.80		0.37		0.54		2.96		780,671	21
16.84	(3.31)		0.35		0.51		2.67		855,234	18
19.46	9.98		0.34		0.52		2.79		834,090	38
19.02	21.42		0.31		0.53		2.80		748,409	37

17.14	(0.31	)(e)	1.29	(f)	1.29	(f)	0.87	(f)	148,923	21	(e)
18.23	11.98		1.26		1.28		1.59		182,142	39
16.59	7.00		1.12		1.29		2.21		205,600	21
16.69	(3.99)		1.09		1.26		1.94		241,107	18
19.30	9.11		1.08		1.25		2.07		211,947	38
18.89	20.66		1.05		1.26		2.09		161,591	37

17.32	0.14	(e)	0.39	(f)	0.39	(f)	1.77	(f)	38,240	21	(e)
18.41	13.00		0.37		0.38		2.39		39,865	39
16.75	8.02		0.22		0.39		3.08		38,176	21
16.83	(3.17)		0.20		0.37		2.79		64,171	18
19.45	10.11		0.19		0.37		2.95		54,699	38
19.02	21.68		0.16		0.38		3.03		16,769	37

17.44	0.21	(e)	0.22	(f)	0.22	(f)	1.93	(f)	23	21	(e)
18.53	7.77	(e)	0.24	(f)	0.24	(f)	2.59	(f)	24	39

17.42	0.14	(e)	0.29	(f)	0.29	(f)	1.80	(f)	22,199	21	(e)
18.52	13.16		0.27		0.28		2.85		20,768	39
16.84	8.09		0.12		0.29		3.23		11,219	21
16.92	(3.06)		0.10		0.26		2.91		13,750	18
19.54	10.21		0.09		0.27		3.08		13,991	38
19.10	21.76		0.06		0.28		3.04		10,957	37

17.72	(0.10	)(e)	0.87	(f)	0.87	(f)	1.27	(f)	25	21	(e)
18.81	12.43		0.87		0.88		1.74		33	39
17.07	7.44		0.72		0.89		2.81		155	21
17.11	(3.67)		0.70		0.86		2.33		247	18
19.74	9.63		0.69		0.87		2.43		288	38
19.27	20.99		0.66		0.88		2.39		149	37

17.27	(0.05	)(e)	0.78	(f)	0.78	(f)	1.39	(f)	23,777	21	(e)
18.36	12.60		0.74		0.76		2.13		25,946	39
16.70	7.58		0.61		0.78		2.75		28,791	21
16.79	(3.55)		0.59		0.75		2.44		27,022	18
19.41	9.70		0.58		0.76		2.56		23,344	38
18.98	21.20		0.55		0.76		2.56		18,989	37

See Notes to Financial Statements.	39

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2018(d)	$18.40	$0.13	$(0.12)	$0.01	$(0.52)	$(0.59)	$(1.11)
11/30/2017	16.75	0.42	1.69	2.11	(0.46)	–	(0.46)
11/30/2016	16.84	0.48	0.71	1.19	(0.53)	(0.75)	(1.28)
6/30/2015 to 11/30/2015(h)	17.67	0.20	(0.95)	(0.75)	(0.08)	–	(0.08)
Class R5
5/31/2018(d)	18.53	0.16	(0.12)	0.04	(0.54)	(0.59)	(1.13)
11/30/2017	16.85	0.46	1.71	2.17	(0.49)	–	(0.49)
11/30/2016	16.93	0.52	0.71	1.23	(0.56)	(0.75)	(1.31)
6/30/2015 to 11/30/2015(h)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)
Class R6
5/31/2018(d)	18.54	0.14	(0.10)	0.04	(0.54)	(0.59)	(1.13)
11/30/2017	16.84	0.46	1.74	2.20	(0.50)	–	(0.50)
11/30/2016	16.93	0.58	0.65	1.23	(0.57)	(0.75)	(1.32)
6/30/2015 to 11/30/2015(h)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

40	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.30	0.04	(e)	0.53	(f)	0.53	(f)	1.49	(f)	$2,995	21	(e)
18.40	12.85		0.51		0.52		2.38		2,009	39
16.75	7.86		0.37		0.54		3.06		118	21
16.84	(4.25	)(e)	0.33	(f)	0.52	(f)	2.83	(f)	10	18

17.44	0.19	(e)	0.25	(f)	0.25	(f)	1.87	(f)	12	21	(e)
18.53	13.15		0.25		0.27		2.60		12	39
16.85	8.09		0.11		0.28		3.26		10	21
16.93	(4.11	)(e)	0.08	(f)	0.27	(f)	2.99	(f)	10	18

17.45	0.21	(e)	0.19	(f)	0.19	(f)	1.58	(f)	10,975	21	(e)
18.54	13.31		0.19		0.19		2.57		4,801	39
16.84	8.06		0.13		0.18		3.55		175	21
16.93	(4.11	)(e)	0.07	(f)	0.14	(f)	3.00	(f)	10	18

See Notes to Financial Statements.	41

Financial Highlights (continued)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2018(d)	$15.08	$0.19	$(0.05)	$0.14	$(0.31)	$–	$(0.31)
11/30/2017	14.14	0.48	0.93	1.41	(0.47)	–	(0.47)
11/30/2016	14.24	0.56	0.25	0.81	(0.55)	(0.36)	(0.91)
11/30/2015	15.78	0.55	(0.98)	(0.43)	(0.75)	(0.36)	(1.11)
11/30/2014	15.99	0.56	0.31	0.87	(0.74)	(0.34)	(1.08)
11/30/2013	14.95	0.58	1.15	1.73	(0.64)	(0.05)	(0.69)
Class C
5/31/2018(d)	15.29	0.14	(0.06)	0.08	(0.25)	–	(0.25)
11/30/2017	14.34	0.38	0.93	1.31	(0.36)	–	(0.36)
11/30/2016	14.42	0.47	0.26	0.73	(0.45)	(0.36)	(0.81)
11/30/2015	15.97	0.45	(1.00)	(0.55)	(0.64)	(0.36)	(1.00)
11/30/2014	16.17	0.45	0.31	0.76	(0.62)	(0.34)	(0.96)
11/30/2013	15.12	0.47	1.16	1.63	(0.53)	(0.05)	(0.58)
Class F
5/31/2018(d)	15.08	0.20	(0.06)	0.14	(0.32)	–	(0.32)
11/30/2017	14.14	0.50	0.93	1.43	(0.49)	–	(0.49)
11/30/2016	14.23	0.59	0.25	0.84	(0.57)	(0.36)	(0.93)
11/30/2015	15.78	0.58	(1.00)	(0.42)	(0.77)	(0.36)	(1.13)
11/30/2014	15.98	0.58	0.32	0.90	(0.76)	(0.34)	(1.10)
11/30/2013	14.95	0.60	1.15	1.75	(0.67)	(0.05)	(0.72)
Class F3
5/31/2018(d)	15.00	0.21	(0.05)	0.16	(0.33)	–	(0.33)
4/4/2017 to 11/30/2017(g)	14.42	0.29	0.56	0.85	(0.27)	–	(0.27)
Class I
5/31/2018(d)	14.99	0.21	(0.05)	0.16	(0.33)	–	(0.33)
11/30/2017	14.07	0.54	0.89	1.43	(0.51)	–	(0.51)
11/30/2016	14.17	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
11/30/2015	15.71	0.59	(0.99)	(0.40)	(0.78)	(0.36)	(1.14)
11/30/2014	15.92	0.59	0.31	0.90	(0.77)	(0.34)	(1.11)
11/30/2013	14.89	0.60	1.16	1.76	(0.68)	(0.05)	(0.73)
Class R2
5/31/2018(d)	15.47	0.17	(0.05)	0.12	(0.28)	–	(0.28)
11/30/2017	14.50	0.45	0.94	1.39	(0.42)	–	(0.42)
11/30/2016	14.57	0.55	0.24	0.79	(0.50)	(0.36)	(0.86)
11/30/2015	16.12	0.52	(1.02)	(0.50)	(0.69)	(0.36)	(1.05)
11/30/2014	16.31	0.52	0.31	0.83	(0.68)	(0.34)	(1.02)
11/30/2013	15.24	0.54	1.17	1.71	(0.59)	(0.05)	(0.64)
Class R3
5/31/2018(d)	15.08	0.17	(0.05)	0.12	(0.29)	–	(0.29)
11/30/2017	14.14	0.44	0.94	1.38	(0.44)	–	(0.44)
11/30/2016	14.24	0.53	0.25	0.78	(0.52)	(0.36)	(0.88)
11/30/2015	15.79	0.51	(0.99)	(0.48)	(0.71)	(0.36)	(1.07)
11/30/2014	15.99	0.52	0.32	0.84	(0.70)	(0.34)	(1.04)
11/30/2013	14.96	0.54	1.14	1.68	(0.60)	(0.05)	(0.65)

42	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.91	0.95	(e)	0.50	(f)	0.50	(f)	2.56	(f)	$778,565	10	(e)
15.08	10.15		0.48		0.49		3.30		799,727	55
14.14	6.09		0.37		0.49		4.11		849,321	26
14.24	(2.90)		0.35		0.47		3.71		1,023,100	26
15.78	5.62		0.34		0.47		3.55		1,108,030	43
15.99	11.77		0.31		0.49		3.72		614,499	27

15.12	0.55	(e)	1.25	(f)	1.25	(f)	1.83	(f)	470,610	10	(e)
15.29	9.25		1.23		1.24		2.57		518,727	55
14.34	5.36		1.12		1.24		3.37		594,759	26
14.42	(3.64)		1.10		1.22		2.95		750,006	26
15.97	4.86		1.09		1.22		2.80		758,668	43
16.17	10.91		1.06		1.23		2.96		397,035	27

14.90	0.95	(e)	0.35	(f)	0.35	(f)	2.71	(f)	256,797	10	(e)
15.08	10.32		0.33		0.34		3.39		259,296	55
14.14	6.32		0.22		0.34		4.31		279,182	26
14.23	(2.82)		0.20		0.32		3.86		454,281	26
15.78	5.83		0.19		0.32		3.68		616,791	43
15.98	11.94		0.17		0.34		3.85		264,414	27

14.83	1.08	(e)	0.18	(f)	0.18	(f)	2.81	(f)	4,232	10	(e)
15.00	5.96	(e)	0.18	(f)	0.18	(f)	2.99	(f)	3,519	55

14.82	1.07		0.25		0.25		2.82		54,037	10	(e)
14.99	10.34		0.22		0.23		3.70		56,927	55
14.07	6.39		0.12		0.24		4.35		11,508	26
14.17	(2.67)		0.10		0.22		3.95		15,684	26
15.71	5.90		0.09		0.23		3.75		21,656	43
15.92	12.10		0.07		0.24		3.87		4,531	27

15.31	0.81	(e)	0.84	(f)	0.84	(f)	2.20	(f)	126	10	(e)
15.47	9.70		0.83		0.84		3.02		118	55
14.50	5.76		0.72		0.84		4.04		155	26
14.57	(3.24)		0.70		0.82		3.38		762	26
16.12	5.26		0.69		0.82		3.21		755	43
16.31	11.35		0.66		0.84		3.40		969	27

14.91	0.82	(e)	0.74	(f)	0.74	(f)	2.34	(f)	17,830	10	(e)
15.08	9.88		0.73		0.74		3.03		19,564	55
14.14	5.84		0.62		0.74		3.84		18,982	26
14.24	(3.19)		0.60		0.72		3.45		17,193	26
15.79	5.43		0.59		0.72		3.31		12,578	43
15.99	11.50		0.56		0.73		3.47		8,825	27

See Notes to Financial Statements.	43

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2018(d)	$15.08	$0.17	$(0.04)	$0.13	$(0.31)	$–	$(0.31)
11/30/2017	14.15	0.40	1.01	1.41	(0.48)	–	(0.48)
11/30/2016	14.24	0.56	0.26	0.82	(0.55)	(0.36)	(0.91)
6/30/2015 to 11/30/2015(h)	14.98	0.21	(0.75)	(0.54)	(0.20)	–	(0.20)
Class R5
5/31/2018(d)	14.99	0.20	(0.04)	0.16	(0.33)	–	(0.33)
11/30/2017	14.07	0.48	0.95	1.43	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.58)	(0.36)	(0.94)
6/30/2015 to 11/30/2015(h)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class R6
5/31/2018(d)	15.00	0.19	(0.03)	0.16	(0.33)	–	(0.33)
11/30/2017	14.06	0.44	1.01	1.45	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
6/30/2015 to 11/30/2015(h)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class T
5/31/2018(d)	15.08	0.20	(0.06)	0.14	(0.31)	–	(0.31)
7/28/2017 to 11/30/2017(i)	14.79	0.13	0.29	0.42	(0.13)	–	(0.13)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.
(i)	Commenced on July 28, 2017.

44	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.90	0.89	(e)	0.49	(f)	0.49	(f)	2.34	(f)	$1,843	10	(e)
15.08	10.11		0.48		0.48		2.74		569	55
14.15	6.18		0.38		0.50		4.08		35	26
14.24	(3.62	)(e)	0.35	(f)	0.50	(f)	3.37	(f)	10	26

14.82	1.01	(e)	0.23	(f)	0.23	(f)	2.74	(f)	27	10	(e)
14.99	10.41		0.22		0.23		3.28		23	55
14.07	6.46		0.12		0.25		4.33		10	26
14.16	(3.54	)(e)	0.09	(f)	0.24	(f)	3.63	(f)	10	26

14.83	1.08	(e)	0.18	(f)	0.18	(f)	2.53	(f)	2,757	10	(e)
15.00	10.50		0.18		0.18		2.99		1,119	55
14.06	6.42		0.13		0.17		4.23		38	26
14.16	(3.53	)(e)	0.08	(f)	0.14	(f)	3.64	(f)	10	26

14.91	0.95	(e)	0.41	(f)	0.41	(f)	2.65	(f)	10	10	(e)
15.08	2.83	(e)	0.40	(f)	0.40	(f)	2.61	(f)	10	55

See Notes to Financial Statements.	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of sixteen funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, R6, and T
Lord Abbett Multi-Asset Focused Growth Fund (“Multi Asset Focused Growth Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, R6, and T

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A Shares.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Focused Growth Fund’s investment objective is to seek capital appreciation. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and Class T shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

46

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2014 through November 30, 2017. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

47

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the

48

Notes to Financial Statements (unaudited)(continued)

Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

49

Notes to Financial Statements (unaudited)(continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2018, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Focused Growth Fund	.10%
Multi-Asset Growth Fund	.10%
Multi-Asset Income Fund	.10%

50

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4	Class T
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2018:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$70,103	$454,971
Multi-Asset Focused Growth Fund	14,866	101,826
Multi-Asset Growth Fund	33,424	229,255
Multi-Asset Income Fund	47,567	299,288

Distributor received the following amount of CDSCs for the six months ended May 31, 2018:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$ 7,000	$ 9,025
Multi-Asset Focused Growth Fund	2,762	1,310
Multi-Asset Growth Fund	7,587	6,235
Multi-Asset Income Fund	18,392	10,762

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; declared and paid quarterly for Multi-Asset Growth Fund; and declared and paid annually for Multi-Asset Focused Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

51

Notes to Financial Statements (unaudited)(continued)

reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2018 and fiscal year ended November 30, 2017 was as follows:

	Multi-Asset Balanced Opportunity Fund		Multi-Asset Focused Growth Fund
	5/31/2018	11/30/2017	5/31/2018	11/30/2017
Disributions paid from:
Ordinary income	$41,400,641	$51,665,599	$6,482,228	$3,168,474
Net long-term capital gains	35,980,222	–	20,737,877	17,531,583
Total distributions paid	$77,380,863	$51,665,599	$27,220,105	$20,700,057

	Multi-Asset Growth Fund		Multi-Asset Income Fund
	5/31/2018	11/30/2017	5/31/2018	11/30/2017
Disributions paid from:
Ordinary income	$28,111,486	$26,106,746	$32,077,589	$51,175,591
Net long-term capital gains	32,735,532	–	–	–
Total distributions paid	$60,847,018	$26,106,746	$32,077,589	$51,175,591

As of November 30, 2017, Multi-Asset Income Fund had a capital loss carryforward of $110,379,229, which will carry forward indefinitely.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“postenactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2018, the aggregate unrealized security gains and losses based on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Focused Growth Fund
Tax cost	$1,676,137,560	$210,981,694
Gross unrealized gain	41,276,742	13,981,726
Gross unrealized loss	(11,138,382)	(5,372,933)
Net unrealized security gain	$30,138,360	$8,608,793

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$917,080,352	$1,596,323,566
Gross unrealized gain	22,931,317	52,099,764
Gross unrealized loss	(1,830,790)	(68,749,336)
Net unrealized security gain (loss)	$21,100,527	$(16,649,572)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures, swaps, foreign currency contracts, certain securities, futures, swaps and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2018 were as follows:

52

Notes to Financial Statements (unaudited)(continued)

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$280,673,478	$418,262,817
Multi-Asset Focused Growth Fund	55,512,751	80,263,368
Multi-Asset Growth Fund	210,319,003	293,237,369
Multi-Asset Income Fund	160,670,893	243,471,748

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2018.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2018 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into domestic and foreign equity indexes, currency and U.S. Treasury futures contracts for the six months ended May 31, 2018 (as described in note 2(g)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into total return swaps on indexes for the six months ended May 31, 2018 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of May 31, 2018, Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Multi-Asset Balanced Opportunity Fund
Equity
Asset Derivatives	Contracts
Futures Contracts(1)	$947,241
Liability Derivatives
Futures Contracts(1)	$3,092,237

53

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Focused Growth Fund
Asset Derivatives	Equity Contracts
Futures Contracts(1)	$171,601
Liability Derivatives
Futures Contracts(1)	$43,232

Multi-Asset Growth Fund
Asset Derivatives	Equity Contracts
Futures Contracts(1)	$521,857
Liability Derivatives
Futures Contracts(1)	$1,417,696

Multi-Asset Income Fund
Asset Derivatives	Equity Contracts
Futures Contracts(1)	$874,065
Liability Derivatives
Futures Contracts(1)	$3,566,076

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended May 31, 2018 were as follows:

Multi-Asset Balanced Opportunity Fund
	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(7,018,036)	–
Futures Contracts(2)	$(1,363,811)	–	$(4,787,166)
Total Return Swaps(3)	–	–	$(2,769,836)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$903,828	–
Futures Contracts(5)	–	–	$(3,974,266)
Total Return Swaps(6)	–	–	$1,139,985
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(7)	–	$110,902,722	–
Futures Contracts(8)	127	–	1,635
Total Return Swaps(7)	–	–	€22,234,492

54

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Focused Growth Fund
	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(1,418,088)	–
Futures Contracts(2)	$(174,069)	–	$(470,487)
Total Return Swaps(3)	–	–	$(352,785)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$220,111	–
Futures Contracts(5)	–	–	$287,139
Total Return Swaps(6)	–	–	$144,823
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(7)	–	$23,043,555	–
Futures Contracts(8)	19	–	140
Total Return Swaps(7)	–	–	€5,649,305

Multi-Asset Growth Fund
	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(5,302,702)	–
Futures Contracts(2)	$(759,778)	–	$(2,650,939)
Total Return Swaps(3)	–	–	$(1,533,561)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$694,625	–
Futures Contracts(5)	–	–	$(2,196,384)
Total Return Swaps(6)	–	–	$631,172
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(7)	–	$84,605,125	–
Futures Contracts(8)	82	–	910
Total Return Swaps(7)	–	–	€12,310,504

55

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund
	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(6,356,722)	–
Futures Contracts(2)	$(1,246,142)	–	$(792,518)
Total Return Swaps(3)	–	–	$(2,513,927)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$817,016	–
Futures Contracts(5)	–	–	$(2,716,575)
Total Return Swaps(6)	–	–	$1,034,660
Average Number of Contracts/Notional Amounts
Forward Foreign Currency Exchange Contracts(7)	–	$100,046,773	–
Futures Contracts(8)	135	–	566
Total Return Swaps(7)	–	–	€20,180,209

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2018.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(7)	Amount represents notional amounts.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

56

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$343,574	$–	$343,574
Total	$343,574	$–	$343,574

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$343,574	$–	$–	$(343,574)	$–
Total	$343,574	$–	$–	$(343,574)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2018.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended May 31, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

57

Notes to Financial Statements (unaudited)(continued)

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2018:

Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2018	Fair Value at 5/31/2018	Net Realized Gain (Loss) 12/1/2017 to 5/31/2018	Dividend Income 12/1/2017 to 5/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 5/31/2018
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	12,266,738	26,957	(1,070,095)	11,223,600	$228,288,019	$1,396,544	$–	$(3,208,695)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12,073,713	–	(4,398,773)	7,674,940	165,548,463	3,817,855	–	(3,940,845)
Lord Abbett Investment Trust-Convertible Fund-Class I	13,589,421	229,283	(1,267,696)	12,551,008	172,325,338	342,936	2,912,193	3,932,602
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	17,260,253	573,399	(2,119,521)	15,714,131	80,456,352	(59,504)	2,255,687	(3,788,056)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6,482,529	1,898,370	(957,628)	7,423,271	234,872,285	2,240,968	–	23,203,288
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	–	5,828,496	(34,187)	5,794,309	139,758,727	(40,977)	–	779,732
Lord Abbett Investment Trust-High Yield Fund-Class I	40,402,771	2,287,724	(8,233,465)	34,457,030	257,049,443	(994,474)	8,679,622	(9,924,163)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,369,177	101,502	(425,574)	5,045,105	59,784,490	84,551	1,208,298	(279,663)
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	17,606,581	188,870	(4,644,125)	13,151,326	100,081,594	1,239,184	1,184,887	(695,479)
Lord Abbett Securities Trust-International Equity Fund-Class I	5,725,703	2,004,835	(546,840)	7,183,698	100,428,092	1,247,986	1,788,709	(6,268,537)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,830,555	142,347	(2,537,874)	2,435,028	72,198,574	21,549,862 (a)	1,635,415	(22,226,718)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	29,571,867	5,873,380	(12,144,641)	23,300,606	97,629,539	(715,994)	1,781,779	(479,932)
Total					$1,708,420,916	$30,108,937	$21,446,590	$(22,896,466)

(a)	Includes $2,541,035 of distributed capital gains.

58

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Focused Growth Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2018	Fair Value at 5/31/2018	Net Realized Gain (Loss) 12/1/2017 to 5/31/2018	Dividend Income 12/1/2017 to 5/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 5/31/2018
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	2,234,088	15,998	(578,960)	1,671,126	$36,046,189	$31,598	$–	$(162,640)
Lord Abbett Investment Trust-Convertible Fund-Class I	705,156	37,356	(419,134)	323,378	4,439,977	308,835	151,376	(139,853)
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	2,440,693	20,917	(232,486)	2,229,124	28,309,874	(579,207)	–	333,855
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	2,140,034	209,715	(367,647)	1,982,102	62,713,698	4,324,473	–	2,910,399
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	–	598,608	–	598,608	14,438,429	–	–	83,810
Lord Abbett Investment Trust-High Yield Fund-Class I	620,056	78,134	(117,423)	580,767	4,332,519	(8,550)	133,586	(159,554)
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	–	3,171,709	(87,331)	3,084,378	23,472,115	(57,009)	136,670	(2,389,955)
Lord Abbett Securities Trust-International Equity Fund-Class I	3,592,812	138,610	(2,058,755)	1,672,667	23,383,881	5,675,027	1,124,448	(5,116,430)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	785,025	23,721	(255,878)	552,868	16,392,544	500,434 (a)	266,516	(648,769)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2,138,942	1,002,102	(1,725,079)	1,415,965	5,932,892	(51,031)	97,322	(5,926)
Total					$219,462,118	$10,144,570	$1,909,918	$(5,295,063)

(a)	Includes $414,101 of distributed capital gains.

59

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2018	Fair Value at 5/31/2018	Net Realized Gain (Loss) 12/1/2017 to 5/31/2018	Dividend Income 12/1/2017 to 5/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 5/31/2018
Lord Abbett Affiliated Fund, Inc.-Class I	3,275,815	38,299	(301,079)	3,013,035	$46,792,440	$(100,569)	$584,648	$(350,040)
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	4,998,548	42,293	(459,403)	4,581,438	93,186,444	(11,988)	–	(768,923)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	8,349,351	–	(3,370,367)	4,978,984	107,396,680	1,344,746	–	(1,261,511)
Lord Abbett Investment Trust-Convertible Fund-Class I	5,296,112	86,006	(1,938,794)	3,443,324	47,276,843	2,430,106	1,137,539	(1,021,964)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	3,600,678	969,605	(567,480)	4,002,803	126,648,694	1,469,800	–	12,548,433
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	–	4,596,267	(39,480)	4,556,787	109,909,693	(44,285)	–	620,895
Lord Abbett Investment Trust-High Yield Fund-Class I	23,620,890	1,669,881	(2,700,769)	22,590,002	168,521,418	224,540	5,163,842	(6,770,139)
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	15,715,862	158,931	(5,611,399)	10,263,394	78,104,430	1,730,726	995,723	(174,419)
Lord Abbett Securities Trust-International Equity Fund-Class I	3,525,667	2,478,235	(432,142)	5,571,760	77,893,207	1,001,880	1,101,418	(5,704,744)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,182,946	123,055	(2,100,125)	2,205,876	65,404,212	22,196,284 (a)	1,413,767	(22,845,451)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6,527,733	3,385,554	(5,713,029)	4,200,258	17,599,083	(80,140)	184,197	13,484
Total					$938,733,144	$30,161,100	$10,581,134	$(25,714,379)

(a)	Includes $2,196,649 of distributed capital gains.

60

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2018	Fair Value at 5/31/2018	Net Realized Gain (Loss) 12/1/2017 to 5/31/2018	Dividend Income 12/1/2017 to 5/31/2018	Change in Appreciation (Depreciation) 12/1/2017 to 5/31/2018
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	7,701,115	–	(1,360,899)	6,340,216	$136,758,462	$2,809,580	$–	$(3,624,201)
Lord Abbett Investment Trust-Convertible Fund-Class I	18,471,465	399,890	(1,488,736)	17,382,619	238,663,357	519,775	3,980,886	5,570,500
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1,514,771	83,073	(80,470)	1,517,374	16,053,817	(10,374)	233,919	(410,167)
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	12,449,075	424,026	(1,301,313)	11,571,788	59,247,555	(247,646)	1,655,822	(2,615,905)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	5,876,527	1,524,683	(870,445)	6,530,765	206,633,398	2,307,318	–	21,285,077
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	–	1,730,590	–	1,730,590	41,741,834	–	–	262,612
Lord Abbett Investment Trust-High Yield Fund-Class I	36,567,290	1,390,064	(6,101,905)	31,855,449	237,641,649	(125,389)	7,961,434	(9,833,125)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,601,227	152,530	(370,399)	5,383,358	63,792,793	46,542	1,269,808	(264,943)
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	16,072,587	298,656	(4,230,602)	12,140,641	92,390,277	1,362,619	1,078,554	(1,011,301)
Lord Abbett Securities Trust-International Equity Fund-Class I	5,194,774	1,806,413	(359,611)	6,641,576	92,849,226	751,677	1,597,257	(5,410,899)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,817,052	112,646	(643,840)	3,285,858	97,425,690	4,848,745 (a)	1,294,186	(5,886,421)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	77,834,117	5,275,893	(11,709,545)	71,400,465	299,167,947	(1,187,036)	5,790,285	(2,924,343)
Total					$1,582,366,005	$11,075,811	$24,862,151	$(4,863,116)

(a)	Includes $2,010,852 of distributed capital gains.

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the

61

Notes to Financial Statements (unaudited)(continued)

Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Focused Growth Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, since Multi-Asset Focused Growth Fund generally will be invested in equity funds and Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

62

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,088,612	$60,499,393	19,468,797	$227,105,276
Converted from Class B*	250,015	2,993,485	670,521	7,900,550
Converted from Class C**	2,832,125	33,277,468	–	–
Reinvestment of distributions	4,921,610	58,136,823	3,393,259	39,714,096
Shares reacquired	(14,047,636)	(167,238,735)	(36,311,962)	(423,938,901)
Decrease	(955,274)	$(12,331,566)	(12,779,385)	$(149,218,979)
Class B Shares
Shares sold	1,160	$13,195	101,919	$1,174,566
Reinvestment of distributions	9,665	114,233	14,691	169,525
Shares reacquired	(39,891)	(478,296)	(291,246)	(3,372,126)
Converted to Class A*	(249,911)	(2,993,485)	(670,734)	(7,900,550)
Decrease	(278,977)	$(3,344,353)	(845,370)	$(9,928,585)
Class C Shares
Shares sold	1,118,532	$13,235,754	5,403,712	$62,281,960
Reinvestment of distributions	1,024,647	12,024,934	594,853	6,906,539
Shares reacquired	(3,470,316)	(40,979,345)	(11,952,960)	(138,506,551)
Converted to Class A**	(2,851,540)	(33,277,468)	–	–
Decrease	(4,178,677)	$(48,996,125)	(5,954,395)	$(69,318,052)
Class F Shares
Shares sold	666,322	$7,914,071	3,480,812	$40,621,872
Reinvestment of distributions	198,371	2,341,608	149,187	1,746,607
Shares reacquired	(1,527,223)	(18,075,386)	(3,480,635)	(41,203,899)
Increase (decrease)	(662,530)	$(7,819,707)	149,364	$1,164,580

63

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	241.08	$2,907	860.58	$10,000
Reinvestment of distributions	41.21	487	14.85	177
Shares reacquired	(1)	(12)	–	–
Increase	281.29	$3,382	875.43	$10,177
Class I Shares
Shares sold	140,255	$1,660,534	1,375,537	$16,568,101
Reinvestment of distributions	65,894	778,379	18,302	217,362
Shares reacquired	(354,345)	(4,233,378)	(903,915)	(10,573,434)
Increase (decrease)	(148,196)	$(1,794,465)	489,924	$6,212,029
Class P Shares
Shares sold	2,053	$24,143	12,216	$142,630
Reinvestment of distributions	2,411	28,328	1,657	19,281
Shares reacquired	(341)	(3,981)	(34,143)	(394,234)
Increase (decrease)	4,123	$48,490	(20,270)	$(232,323)
Class R2 Shares
Shares sold	832	$10,090	4,476	$52,620
Reinvestment of distributions	1,532	18,472	1,206	14,328
Shares reacquired	(9,385)	(115,859)	(25,948)	(310,469)
Decrease	(7,021)	$(87,297)	(20,266)	$(243,521)
Class R3 Shares
Shares sold	637,612	$7,497,850	2,572,370	$29,697,428
Reinvestment of distributions	119,193	1,404,459	83,504	972,865
Shares reacquired	(671,058)	(8,005,854)	(3,578,636)	(41,380,574)
Increase (decrease)	85,747	$896,455	(922,762)	$(10,710,281)
Class R4 Shares
Shares sold	304,679	$3,585,097	214,988	$2,539,585
Reinvestment of distributions	10,719	126,527	2,575	30,822
Shares reacquired	(57,312)	(677,318)	(21,900)	(260,762)
Increase	258,086	$3,034,306	195,663	$2,309,645
Class R5 Shares
Shares sold	307	$3,636	7,503	$88,412
Reinvestment of distributions	385	4,554	174	2,062
Shares reacquired	(119)	(1,432)	(353)	(4,181)
Increase	573	$6,758	7,324	$86,293
Class R6 Shares
Shares sold	1,014,315	$12,362,400	846,037	$9,866,675
Reinvestment of distributions	16,326	192,642	4,251	50,723
Shares reacquired	(136,509)	(1,607,393)	(394,420)	(4,588,882)
Increase	894,132	$10,947,649	455,868	$5,328,516
Class T Shares(b)
Shares sold	–	$–	842.46	$10,000
Reinvestment of distributions	37.89	448	8.00	96
Increase	37.89	$448	850.46	$10,096

64

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Focused Growth Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class A Shares(a)	Shares	Amount	Shares	Amount
Shares sold	1,010,047	$17,829,784	2,192,005	$38,797,265
Converted from Class B*	31,763	561,401	86,334	1,568,493
Converted from Class C**	192,876	3,373,402	–	–
Reinvestment of distributions	1,025,151	17,622,352	765,705	12,963,385
Shares reacquired	(1,639,303)	(28,947,510)	(3,705,828)	(65,548,457)
Increase (decrease)	620,534	$10,439,429	(661,784)	$(12,219,314)
Class B Shares
Shares sold	130	$2,176	26,111	$442,369
Reinvestment of distributions	3,147	54,184	10,681	177,953
Shares reacquired	(2,714)	(47,848)	(51,567)	(882,625)
Converted to Class A*	(31,737)	(561,401)	(88,030)	(1,568,493)
Decrease	(31,174)	$(552,889)	(102,805)	$(1,830,796)
Class C Shares
Shares sold	165,761	$2,821,522	1,310,750	$22,047,920
Reinvestment of distributions	307,398	5,118,173	248,709	4,091,268
Shares reacquired	(564,183)	(9,638,038)	(2,087,451)	(35,437,158)
Converted to Class A**	(199,728)	(3,373,402)	–	–
Decrease	(290,752)	$(5,071,745)	(527,992)	$(9,297,970)
Class F Shares
Shares sold	50,028	$879,897	102,161	$1,830,040
Reinvestment of distributions	19,978	343,215	12,849	217,412
Shares reacquired	(75,396)	(1,323,097)	(149,260)	(2,708,049)
Decrease	(5,390)	$(99,985)	(34,250)	$(660,597)
Class F3 Shares(a)
Shares sold	–	$–	565	$10,000
Reinvestment of distributions	74	1,287	–	–
Increase	74	$1,287	565	$10,000
Class I Shares
Shares sold	5,299	$91,796	18,607	$318,106
Reinvestment of distributions	83,888	1,454,621	67,798	1,156,631
Shares reacquired	(1,758)	(30,345)	(315,274)	(5,591,869)
Increase (decrease)	87,429	$1,516,072	(228,869)	$(4,117,132)
Class R2 Shares
Reinvestment of distributions	38	$669	24	$414
Increase	38	$669	24	$414
Class R3 Shares
Shares sold	39,174	$682,731	597,709	$10,242,639
Reinvestment of distributions	72,521	1,231,414	66,340	1,110,531
Shares reacquired	(246,623)	(4,377,145)	(798,066)	(13,742,214)
Decrease	(134,928)	$(2,463,000)	(134,017)	$(2,389,044)

65

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Focused Growth Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	43,322	$758,995	44,519	$808,564
Reinvestment of distributions	5,382	92,137	52	874
Shares reacquired	(12,455)	(221,387)	(4,641)	(86,286)
Increase	36,249	$629,745	39,930	$723,152
Class R5 Shares
Reinvestment of distributions	79.28	$1,383	52.22	$891
Increase	79.28	$1,383	52.22	$891
Class R6 Shares
Shares sold	21,514	$375,809	203,391	$3,639,890
Reinvestment of distributions	3,441	59,709	104	1,775
Shares reacquired	(22,463)	(383,363)	(15,177)	(267,550)
Increase	2,492	$52,155	188,318	$3,374,115

Multi-Asset Growth Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,847,782	$32,561,408	8,003,160	$138,551,875
Converted from Class B*	95,659	1,702,746	272,736	4,789,334
Converted from Class C**	847,355	14,752,452	–	–
Reinvestment of distributions	2,508,478	44,057,146	1,147,266	19,679,264
Shares reacquired	(5,626,182)	(99,112,929)	(15,624,299)	(271,509,758)
Decrease	(326,908)	$(6,039,177)	(6,201,137)	$(108,489,285)
Class B Shares
Shares sold	5	$189	46,945	$798,264
Reinvestment of distributions	6,899	120,622	6,861	115,843
Shares reacquired	(34,741)	(602,602)	(150,197)	(2,580,419)
Converted to Class A*	(96,114)	(1,702,746)	(274,413)	(4,789,334)
Decrease	(123,951)	$(2,184,537)	(370,804)	$(6,455,646)
Class C Shares
Shares sold	359,643	$6,254,147	2,408,169	$41,008,278
Reinvestment of distributions	571,609	9,936,820	207,811	3,514,914
Shares reacquired	(1,376,201)	(23,986,476)	(5,019,035)	(86,191,838)
Converted to Class A**	(856,705)	(14,752,452)	–	–
Decrease	(1,301,654)	$(22,547,961)	(2,403,055)	$(41,668,646)
Class F Shares
Shares sold	395,330	$6,918,795	1,185,588	$20,612,707
Reinvestment of distributions	113,818	1,997,473	58,048	998,073
Shares reacquired	(466,341)	(8,198,064)	(1,357,883)	(24,099,149)
Increase (decrease)	42,807	$718,204	(114,247)	$(2,488,369)
Class F3 Shares(a)
Shares sold	–	$–	1,266.45	$22,193
Reinvestment of distributions	81.78	1,445	11	203
Shares reacquired	(44)	(780)	(6.23)	(111)
Increase	37.78	$665	1,271.72	$22,285

66

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	193,927	$3,467,087	565,559	$10,310,765
Reinvestment of distributions	58,013	1,024,948	3,699	63,920
Shares reacquired	(99,452)	(1,755,474)	(113,965)	(1,996,905)
Increase	152,488	$2,736,561	455,293	$8,377,780
Class P Shares
Reinvestment of distributions	–	$–	2.546	$44
Shares reacquired	–	–	(123.623)	(2,236)
Increase (decrease)	–	$–	(121.077)	$(2,192)
Class R2 Shares
Shares sold	60	$1,076	806	$14,220
Reinvestment of distributions	76	1,360	180	3,135
Shares reacquired	(490)	(8,745)	(8,324)	(150,606)
Decrease	(354)	$(6,309)	(7,338)	$(133,251)
Class R3 Shares
Shares sold	114,668	$2,007,190	1,151,614	$19,740,817
Reinvestment of distributions	87,833	1,537,241	38,359	655,025
Shares reacquired	(238,686)	(4,231,409)	(1,500,798)	(25,810,170)
Decrease	(36,185)	$(686,978)	(310,825)	$(5,414,328)
Class R4 Shares
Shares sold	75,270	$1,324,917	106,120	$1,869,133
Reinvestment of distributions	7,716	135,306	802	14,051
Shares reacquired	(19,072)	(338,139)	(4,796)	(84,578)
Increase	63,914	$1,122,084	102,126	$1,798,606
Class R5 Shares
Reinvestment of distributions	40.82	$722	17.88	$307
Increase	40.82	$722	17.88	$307
Class R6 Shares
Shares sold	394,781	$7,186,213	296,707	$5,192,334
Reinvestment of distributions	8,989	158,510	1,705	30,048
Shares reacquired	(33,927)	(601,931)	(49,814)	(886,212)
Increase	369,843	$6,742,792	248,598	$4,336,170

Multi-Asset Income Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,084,921	$61,375,829	9,449,976	$138,020,997
Converted from Class B*	33,687	510,216	119,606	1,760,267
Converted from Class C**	510,339	7,629,569	–	–
Reinvestment of distributions	1,050,175	15,708,921	1,730,097	25,223,563
Shares reacquired	(6,483,298)	(97,234,234)	(18,312,705)	(267,356,622)
Decrease	(804,176)	$(12,009,699)	(7,013,026)	$(102,351,795)

67

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	22	$342	10,716	$157,119
Reinvestment of distributions	510	7,761	3,234	47,423
Shares reacquired	(16,038)	(244,680)	(56,489)	(832,906)
Converted to Class A*	(33,173)	(510,216)	(117,931)	(1,760,267)
Decrease	(48,679)	$(746,793)	(160,470)	$(2,388,631)
Class C Shares
Shares sold	1,322,808	$20,160,453	3,288,096	$48,672,917
Reinvestment of distributions	515,422	7,818,759	826,083	12,186,892
Shares reacquired	(4,135,510)	(62,923,675)	(11,678,828)	(172,849,597)
Converted to Class A**	(503,270)	(7,629,569)	–	–
Decrease	(2,800,550)	$(42,574,032)	(7,564,649)	$(111,989,788)
Class F Shares
Shares sold	2,810,058	$42,184,571	7,230,218	$105,518,905
Reinvestment of distributions	290,020	4,337,701	546,505	7,969,869
Shares reacquired	(3,068,674)	(45,998,773)	(10,319,840)	(152,147,438)
Increase (decrease)	31,404	$523,499	(2,543,117)	$(38,658,664)
Class F3 Shares(a)
Shares sold	58,835	$864,477	237,024	$3,469,305
Reinvestment of distributions	5,430	80,747	3,072	45,414
Shares reacquired	(13,436)	(201,950)	(5,471)	(81,567)
Increase	50,829	$743,274	234,625	$3,433,152
Class I Shares
Shares sold	482,419	$7,173,916	3,354,430	$50,102,353
Reinvestment of distributions	78,618	1,169,396	26,684	391,497
Shares reacquired	(711,612)	(10,622,028)	(402,609)	(5,865,483)
Increase (decrease)	(150,575)	$(2,278,716)	2,978,505	$44,628,367
Class R2 Shares
Shares sold	760	$11,701	1,302	$19,499
Reinvestment of distributions	121	1,863	176	2,630
Shares reacquired	(301)	(4,703)	(4,533)	(68,243)
Increase (decrease)	580	$8,861	(3,055)	$(46,114)
Class R3 Shares
Shares sold	132,331	$1,984,797	808,751	$11,747,303
Reinvestment of distributions	25,031	374,422	39,187	571,293
Shares reacquired	(258,638)	(3,879,922)	(892,555)	(12,964,517)
Decrease	(101,276)	$(1,520,703)	(44,617)	$(645,921)
Class R4 Shares
Shares sold	102,555	$1,524,462	47,954	$703,576
Reinvestment of distributions	1,255	18,741	623	9,210
Shares reacquired	(17,941)	(267,621)	(13,318)	(198,468)
Increase	85,869	$1,275,582	35,259	$514,318

68

Notes to Financial Statements (unaudited)(concluded)

Multi-Asset Income Fund		Six Months Ended May 31, 2018 (unaudited)	Year Ended November 30, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	297	$4,468	754	$10,922
Reinvestment of distributions	36	539	39	568
Shares reacquired	(8)	(119)	(7)	(106)
Increase	325	$4,888	786	$11,384
Class R6 Shares
Shares sold	116,133	$1,766,246	81,213.18	$1,179,317
Reinvestment of distributions	2,191	32,591	844	12,420
Shares reacquired	(6,977)	(104,742)	(10,140)	(146,306)
Increase	111,347	$1,694,095	71,917.18	$1,045,431
Class T Shares(b)
Shares sold	–	$–	676	$10,000
Reinvestment of distributions	14.22	215	6	86
Increase	14.22	$215	682	$10,086

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

15.	SUBSEQUENT EVENT

Pursuant to a plan of reorganization approved by Multi-Asset Focused Growth Fund’s shareholders at a special meeting of shareholders held on June 28, 2018, Multi-Asset Growth Fund acquired the net assets of Multi-Asset Focused Growth Fund, as of the close of business on July 13, 2018.

The total net assets of Multi-Asset Growth Fund immediately before the transfer were $940,576,612. Total net assets of Multi-Asset Focused Growth Fund immediately before the transfer were $222,766,548. Total net assets of Multi-Asset Growth Fund immediately after the transfer were $1,163,343,160.

The following table illustrates share conversion ratios of the reorganization on July 13, 2018:

Class	Conversion Ratio
A	0.935797
C	0.912841
F	0.935617
F3	0.938332
I	0.939472
R2	0.944479
R3	0.926821
R4	0.932384
R5	0.939614
R6	0.938424

69

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2018, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	13.36%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	9.69%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.09%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	4.71%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	13.75%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	8.18%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.04%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	3.50%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.86%
Lord Abbett Securities Trust – International Equity Fund – Class I	5.88%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	4.23%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	5.71%

Multi-Asset Focused Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	16.42%
Lord Abbett Investment Trust – Convertible Fund – Class I	2.02%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	12.90%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	28.58%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	6.58%
Lord Abbett Investment Trust – High Yield Fund – Class I	1.97%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	10.70%
Lord Abbett Securities Trust – International Equity Fund – Class I	10.66%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	7.47%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	2.70%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	4.98%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	9.93%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	11.44%
Lord Abbett Investment Trust – Convertible Fund – Class I	5.04%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	13.49%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	11.71%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.95%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	8.32%
Lord Abbett Securities Trust – International Equity Fund – Class I	8.30%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	6.97%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1.87%

70

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	8.64%
Lord Abbett Investment Trust – Convertible Fund – Class I	15.08%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	1.01%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	3.74%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	13.06%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.64%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.02%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	4.03%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.84%
Lord Abbett Securities Trust – International Equity Fund – Class I	5.87%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	6.16%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	18.91%

71

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888–522–2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.30%
Pfizer, Inc.	2.95%
JPMorgan Chase & Co.	2.79%
Intel Corp.	2.20%
Bank of America Corp.	2.15%
Merck & Co., Inc.	1.90%
Cisco Systems, Inc.	1.83%
Valero Energy Corp.	1.75%
U.S. Bancorp	1.70%
United Technologies Corp.	1.62%

Holding by Sector*	% of Investments
Consumer Discretionary	8.18%
Consumer Staples	10.41%
Energy	9.84%
Financials	22.07%
Health Care	11.13%
Industrials	11.20%
Information Technology	10.20%
Materials	4.07%
Real Estate	4.33%
Telecommunication Services	2.76%
Utilities	5.37%
Repurchase Agreement	0.44%
Total	100.00%
*	A sector may comprise several industries.

72

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.36%
Chevron Corp.	3.68%
Pfizer, Inc.	3.03%
Bank of America Corp.	3.02%
Johnson & Johnson	2.32%
Intel Corp.	2.30%
Cisco Systems, Inc.	1.98%
AT&T, Inc.	1.87%
ConocoPhillips	1.75%
Berkshire Hathaway, Inc. Class B	1.65%

Holding by Sector*	% of Investments
Consumer Discretionary	6.57%
Consumer Staples	6.69%
Energy	12.04%
Financials	26.87%
Health Care	14.38%
Industrials	7.92%
Information Technology	8.82%
Materials	3.33%
Real Estate	4.26%
Telecommunication Services	2.95%
Utilities	5.75%
Repurchase Agreement	0.42%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Marathon Petroleum Corp.	1.53%
KeyCorp	1.45%
Comerica, Inc.	1.43%
Invesco Ltd.	1.41%
Synchrony Financial	1.36%
PVH Corp.	1.32%
M&T Bank Corp.	1.32%
Sempra Energy	1.31%
Duke Realty Corp.	1.27%
Mylan NV	1.26%

73

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Consumer Discretionary	11.10%
Consumer Staples	4.17%
Energy	9.23%
Financials	20.48%
Health Care	6.46%
Industrials	11.86%
Information Technology	7.13%
Materials	5.18%
Real Estate	14.09%
Utilities	9.87%
Repurchase Agreement	0.43%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Cornerstone OnDemand, Inc., 1.50%, 07/01/2018	3.28%
Intel Corp., 3.25%, 08/01/2039	2.74%
NRG Yield, Inc., 3.25%, 06/01/2020	2.71%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.64%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.61%
SunPower Corp., 0.75%, 06/01/2018	2.61%
Twitter, Inc., 1.00%, 09/15/2021	2.13%
Booking Holdings, Inc., 0.35%, 06/15/2020	1.91%
Wells Fargo & Co., 7.50%, 01/01/2199	1.65%
Bank of America Corp., 7.25%, 01/01/2099	1.61%

Holding by Sector*	% of Investments
Automotive	1.26%
Banking	5.65%
Basic Industry	3.31%
Capital Goods	1.87%
Consumer Goods	1.63%
Energy	7.32%
Healthcare	16.1%
Leisure	2.22%
Media	0.90%
Real Estate	3.28%
Retail	4.73%
Services	1.11%
Technology & Electronics	40.37%
Telecommunications	0.81%
Transportation	4.00%
Utility	4.33%
Repurchase Agreement	1.11%
Total	100.00%
*	A sector may comprise several industries

74

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 4.00%, 01/01/2199	9.07%
Federal National Mortgage Assoc., 4.50%, 01/01/2199	8.26%
U.S. Treasury Note, 2.50%, 05/31/2020	5.21%
U.S. Treasury Note, 2.75%, 05/31/2023	3.81%
U.S. Treasury Bond, 3.625%, 02/15/2044	2.10%
U.S. Treasury Note, 1.625%, 11/15/2022	1.96%
U.S. Treasury Note, 1.875%, 12/15/2020	1.71%
Federal National Mortgage Assoc., 4.00%, 09/01/2047	1.27%
U.S. Treasury Bond, 3.00%, 02/15/2048	1.24%
Province of Ontario Canada, 2.20%, 10/30/2022	0.98%

Holding by Sector*	% of Investments
Auto	0.69%
Basic Industry	0.14%
Capital Goods	0.17%
Consumer Cyclicals	0.11%
Consumer Services	1.14%
Consumer Staples	1.07%
Energy	2.07%
Financial Services	35.28%
Foreign Government	1.93%
U.S. Government	44.48%
Health Care	0.65%
Integrated Oils	0.38%
Materials and Processing	0.80%
Municipal	0.05%
Producer Durables	0.58%
Technology	1.61%
Telecommunications	0.53%
Transportation	0.51%
Utilities	2.33%
Repurchase Agreement	5.48%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Treasury Bill	5.38%
Capital One Multi-Asset Execution Trust 2015-A3, 2.1766%, 03/15/2023	1.05%
Avis Budget Rental Car Funding AESOP LLC 2014–1A A, 2.46%, 07/20/2020	0.95%
Drive Auto Receivables Trust 2017-BA C, 2.61%, 08/16/2021	0.94%
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 09/30/2019	0.84%
Prima Capital CRE Securitization Ltd. 2015–4A MR-A, 2.55%, 08/24/2049	0.82%
General Motors Co., 3.50%, 10/02/2018	0.81%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	0.81%
Discover Bank, 2.60%, 11/13/2018	0.79%
City of Buenos Aires, 26.1997%, 03/29/2024	0.79%

75

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Asset Backed	15.34%
Automotive	3.66%
Banking	5.76%
Basic Industry	2.27%
Capital Goods	2.99%
Consumer Goods	1.61%
Energy	12.25%
Financial Services	2.64%
Foreign Sovereign	6.17%
Healthcare	1.37%
Insurance	0.19%
Leisure	0.33%
Media	2.14%
Mortgage Backed	21.88%
Municipals	0.40%
Real Estate	1.78%
Retail	0.56%
Services	0.68%
Technology & Electronics	5.66%
Telecommunications	0.83%
US Government	6.57%
Utility	4.92%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.16%
Bank of America Corp.	4.04%
Chevron Corp.	4.02%
Intel Corp.	3.72%
Cisco Systems, Inc.	3.22%
NextEra Energy, Inc.	2.74%
Johnson & Johnson	2.69%
DowDuPont, Inc.	2.65%
Honeywell International, Inc.	2.58%
Abbott Laboratories	2.50%

76

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Consumer Discretionary	6.07%
Consumer Staples	6.86%
Energy	12.15%
Financials	23.25%
Health Care	13.64%
Industrials	9.46%
Information Technology	12.38%
Materials	2.65%
Real Estate	2.32%
Telecommunication Services	2.73%
Utilities	4.99%
Repurchase Agreement	3.50%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	6.37%
Microsoft Corp.	4.44%
Apple, Inc.	3.56%
Facebook, Inc. Class A	3.06%
Alphabet, Inc. Class A	3.01%
Netflix, Inc.	2.42%
Illumina, Inc.	2.12%
Visa Inc. Class A	2.08%
UnitedHealth Group, Inc.	1.99%
Mastercard, Inc. Class A	1.86%

Holding by Sector*	% of Investments
Consumer Discretionary	16.27%
Consumer Staples	1.62%
Energy	2.10%
Financials	7.84%
Health Care	16.75%
Industrials	11.45%
Information Technology	42.11%
Repurchase Agreement	1.86%
Total	100.00%
*	A sector may comprise several industries.

77

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Zoetis, Inc.	2.75%
Red Hat, Inc.	2.72%
Analog Devices, Inc.	2.22%
ServiceNow, Inc.	2.20%
Roper Technologies, Inc.	2.01%
Fidelity National Information Services, Inc.	1.80%
Burlington Stores, Inc.	1.79%
Global Payments, Inc.	1.78%
Lam Research Corp.	1.77%
CoStar Group, Inc.	1.74%

Holding by Sector*	% of Investments
Consumer Discretionary	15.95%
Consumer Staples	2.92%
Energy	1.25%
Financials	10.41%
Health Care	15.93%
Industrials	15.95%
Information Technology	28.96%
Materials	6.24%
Real Estate	1.20%
Repurchase Agreement	1.19%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.81%
HCA, Inc., 5.25%, 06/15/2026	0.79%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025	0.78%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.75%
Peabody Energy Corp., 6.375%, 03/31/2025	0.60%
Centene Corporation Bridge Term Loan, Zero Coupon, 10/16/2018	0.56%
Tesla, Inc., 5.30%, 08/15/2025	0.56%
Netflix, Inc., 3.625%, 05/15/2027	0.55%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 04/01/2024	0.52%
Petrobras Global Finance BV (Netherlands), 5.625%, 05/20/2043	0.50%

78

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Automotive	2.23%
Banking	3.76%
Basic Industry	13.36%
Capital Goods	5.63%
Commercial Mortgage Backed	0.41%
Consumer Goods	3.53%
Energy	14.18%
Financial Services	3.37%
Foreign Sovereign	0.84%
Government Guaranteed	0.24%
Healthcare	10.32%
Insurance	1.01%
Leisure	5.55%
Media	6.88%
Real Estate	0.54%
Retail	5.91%
Services	6.51%
Technology & Electronics	4.23%
Telecommunications	4.61%
Transportation	3.01%
Utility	3.74%
Repurchase Agreement	0.14%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.50%, 05/31/2020	4.53%
Province of Ontario Canada, 2.20%, 10/03/2022	0.84%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.65%
Ford Motor Credit Co. LLC, 8.125%, 01/15/2020	0.50%
DBWF Mortgage Trust 2018-AMXP A, 3.873%, 05/05/2023	0.48%
OneMain Financial Issuance Trust 2016–2A A, 4.10%, 03/20/2028	0.48%
Caesars Palace Las Vegas Trust 2017-VICI A, 3.531%, 10/15/2034	0.48%
BBCMS Mortgage Trust 2018-TALL A, 2.499%, 03/15/2037	0.48%
U.S. Treasury Note, 1.375%, 06/30/2018	0.48%
Wells Fargo Dealer Floorplan Master Note Trust 2015–2 A, 2.2348%, 01/20/2022	0.47%

79

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Auto	2.19%
Basic Industry	0.23%
Capital Goods	0.61%
Consumer Cyclicals	1.35%
Consumer Discretionary	0.59%
Consumer Services	1.13%
Consumer Staples	0.54%
Energy	8.70%
Financial Services	60.17%
Foreign Government	1.14%
Government	9.12%
Health Care	2.08%
Integrated Oils	0.22%
Materials and Processing	3.57%
Municipal	0.27%
Other	0.13%
Producer Durables	1.06%
Technology	2.78%
Telecommunications	0.40%
Transportation	0.58%
Utilities	2.11%
Repurchase Agreement	1.03%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc Class A ADR	3.38%
Allianz SE Registered Shares	3.36%
Bank of China Ltd. H Shares	2.90%
Total SA	2.88%
AstraZeneca plc	2.73%
Anglo American plc	2.08%
China Construction Bank Corp. Class H	1.95%
TUI AG	1.88%
BASF SE	1.85%
BAE Systems plc	1.82%

80

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Consumer Discretionary	8.85%
Consumer Staples	5.25%
Energy	10.81%
Financials	32.94%
Health Care	6.34%
Industrials	6.90%
Information Technology	7.45%
Materials	6.53%
Real Estate	3.90%
Telecommunication Services	3.24%
Utilities	4.09%
Repurchase Agreement	3.70%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
AIA Group Ltd.	2.16%
Tencent Holdings Ltd.	2.06%
Royal Dutch Shell plc B Shares	1.78%
LVMH Moet Hennessy Louis Vuitton SE	1.66%
Alibaba Group Holding Ltd. ADR	1.65%
Unilever NV CVA	1.64%
Vinci SA	1.57%
Aroundtown SA	1.50%
Infineon Technologies AG	1.49%
SAP SE	1.49%

Holding by Sector*	% of Investments
Consumer Discretionary	15.00%
Consumer Staples	6.97%
Energy	4.75%
Financials	21.67%
Health Care	6.54%
Industrials	15.20%
Information Technology	15.64%
Materials	7.88%
Real Estate	2.27%
Telecommunication Services	0.75%
Repurchase Agreement	3.33%
Total	100.00%
*	A sector may comprise several industries.

81

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
KeyCorp	2.33%
Textron, Inc.	2.27%
Citizens Financial Group, Inc.	1.98%
FirstEnergy Corp.	1.98%
E*TRADE Financial Corp.	1.84%
Great Plains Energy, Inc.	1.83%
CMS Energy Corp.	1.79%
UDR, Inc.	1.71%
Conduent, Inc.	1.69%
Duke Realty Corp.	1.66%

Holding by Sector*	% of Investments
Consumer Discretionary	5.91%
Consumer Staples	4.41%
Energy	7.85%
Financials	22.72%
Health Care	7.82%
Industrials	14.33%
Information Technology	7.34%
Materials	9.00%
Real Estate	10.06%
Utilities	8.13%
Repurchase Agreement	2.43%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.50%, 05/31/2020	1.12%
DBWF Mortgage Trust, 3.8735, 05/05/2023	0.77%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 06/15/2028	0.53%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.48%
World Financial Network Credit Card Master Trust 2016-A, 2.03%, 04/15/2025	0.47%
Ladder Capital Commercial Mortgage Securities LLC 2014, 2.8568%, 11/14/2027	0.47%
Capital One Multi-Asset Execution Trust 2017-A4, 1.99%, 07/17/2023	0.46%
Jefferies Group LLC, 8.50%, 07/15/2019	0.46%
BA Credit Card Trust 2017-A2, 1.84%, 01/17/2023	0.45%
Caesars Palace Las Vegas Trust 2017, 3.531%,10/15/2034	0.42%

82

Investments in Underlying Funds (unaudited)(concluded)

Holding by Sector*	% of Investments
Auto	2.13%
Basic Industry	0.30%
Capital Goods	0.76%
Consumer Cyclicals	0.85%
Consumer Discretionary	0.67%
Consumer Services	1.34%
Consumer Staples	0.62%
Energy	9.01%
Financial Services	64.77%
Foreign Government	0.65%
Government	5.36%
Health Care	2.16%
Integrated Oils	0.23%
Materials and Processing	3.70%
Municipal	0.34%
Other	0.12%
Producer Durables	0.81%
Technology	2.94%
Telecommunications	0.43%
Transportation	0.53%
Utilities	2.19%
Repurchase Agreement	0.09%
Total	100.00%
*	A sector may comprise several industries.

83

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2017. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five-year period, but below the median of the performance peer group for the one-, three-,

84

Approval of Advisory Contract (continued)

and ten-year periods. As to Multi-Asset Focused Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, equal to the median of the performance peer group for the five-year period, and below the median of the performance peer group for the one- and three-year periods. As to Multi-Asset Growth Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five-, and ten-year periods, but below the median of the performance peer group for the three-year period. The Board considered that at the February 2017 board meeting it had approved changes to each of the Fund’s investment policies and principal investment strategies, which management noted, may enable each Fund to deliver better long-term risk-adjusted returns. With respect to each Fund, the Board also took into account that it had discussed equity performance with Lord Abbett over the course of several meetings. They also considered recent changes to Lord Abbett’s equity department, and that Lord Abbett had developed and was implementing a plan intended to improve equity Fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense ratios, contractual and actual management fee rates, and other expense components represented in the net total expense ratio for each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Multi-Asset Income Fund, the Board observed that the net total expense ratio of the Fund was approximately equal to the median of the expense peer group. As to Multi-Asset Growth Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, it was within three basis points. As to each of Multi-Asset Balanced Opportunity Fund and Multi-Asset Focused Growth Fund, the Board observed that the net total expense ratio of the Fund was above the median of the expense peer group. As to each Fund, the Board also noted Lord Abbett’s representation that it did not manage institutional accounts with similar strategies. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in

85

Approval of Advisory Contract (concluded)

connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each Fund, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the Underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

86

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

87

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Focused Growth Fund Lord Abbett Multi-Asset Growth Fund Lord Abbett Multi-Asset Income Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASAF-3 (07/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 27, 2018